UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Mutual Funds (51.6%)	Value
Equity Mutual Funds (47.0%)
3,574,409	Thrivent Partner Small Cap Growth Portfolio	$67,850,138
689,344	Thrivent Partner Small Cap Value Portfolio	19,681,674
1,714,586	Thrivent Small Cap Stock Portfolio	30,697,771
1,466,458	Thrivent Partner Mid Cap Value Portfolio	28,070,202
2,511,818	Thrivent Mid Cap Stock Portfolio	46,551,028
11,257,943	Thrivent Partner Worldwide Allocation Portfolio	114,506,791
2,773,409	Thrivent Large Cap Value Portfolio	44,366,785
3,128,201	Thrivent Large Cap Stock Portfolio	37,798,992

	Total	389,523,381

Fixed Income Mutual Funds (4.6%)
1,830,888	Thrivent High Yield Portfolio	9,410,397
704,646	Thrivent Opportunity Income Plus Portfolio	7,220,931
780,990	Thrivent Income Portfolio	8,232,025
1,355,755	Thrivent Limited Maturity Bond Portfolio	13,352,698

	Total	38,216,051

	Total Mutual Funds (cost $364,031,318)	427,739,432

Shares	Common Stock (41.2%)	Value
Consumer Discretionary (6.4%)
11,156	Amazon.com, Inc.[a,b]	3,754,217
10,050	Apollo Group, Inc.[a]	344,112
5,550	AutoZone, Inc.[a]	2,980,905
14,900	Best Buy Company, Inc.	393,509
6,650	Bloomin’ Brands, Inc.[a]	160,265
3,710	BorgWarner, Inc.	228,054
18,550	Cablevision Systems Corporation	312,938
5,230	CBS Corporation	323,214
26,320	Cheesecake Factory, Inc.	1,253,622
2,500	Children’s Place Retail Stores, Inc.	124,525
105,948	Comcast Corporation[b]	5,299,519
19,629	Delphi Automotive plc	1,332,024
5,159	Discovery Communications, Inc.[a]	426,649
8,450	DISH Network Corporation[a]	525,674
10,578	Dollar Tree, Inc.[a]	551,960
4,650	DreamWorks Animation SKG, Inc.[a]	123,458
6,530	Dunkin’ Brands Group, Inc.	327,675
2,195	Finish Line, Inc.	59,463
25,950	Ford Motor Company	404,820
11,550	Gannett Company, Inc.	318,780
3,350	G-III Apparel Group, Ltd.[a]	239,793
11,130	GNC Holdings, Inc.	489,943
3,600	Harman International Industries, Inc.	383,040
36,400	Home Depot, Inc.[b]	2,880,332
7,480	HomeAway, Inc.[a]	281,772
45,060	Houghton Mifflin Harcourt Company[a]	916,070
40,609	Ignite Restaurant Group, Inc.[a]	571,369
3,950	ITT Educational Services, Inc.[a]	113,286
2,150	Jack in the Box, Inc.[a]	126,721
5,200	Lamar Advertising Company[a]	265,148
59,560	Las Vegas Sands Corporation	4,811,257
6,850	Liberty Interactive Corporation[a]	197,760
3,496	LifeLock, Inc.[a]	59,817
5,079	Limited Brands, Inc.	288,335
14,550	Live Nation Entertainment, Inc.[a]	316,463

Shares	Common Stock (41.2%)	Value
Consumer Discretionary (6.4%) - continued
22,220	Lowe’s Companies, Inc.	$1,086,558
10,450	Macy’s, Inc.	619,580
10,790	Marriott International, Inc.	604,456
2,250	Marriott Vacations Worldwide Corporation[a]	125,798
55,705	MDC Partners, Inc.	1,271,188
16,010	Meredith Corporation	743,344
5,090	Michael Kors Holdings, Ltd.[a]	474,744
2,300	Multimedia Games Holding Company, Inc.[a]	66,792
250	Netflix, Inc.[a]	88,007
18,360	News Corporation	571,363
37,750	NIKE, Inc.	2,788,215
5,800	Omnicom Group, Inc.	421,080
2,908	O’Reilly Automotive, Inc.[a]	431,518
29,340	Papa John’s International, Inc.	1,528,907
3,242	PetSmart, Inc.	223,341
4,700	Restoration Hardware Holdings, Inc.[a]	345,873
2,430	Ross Stores, Inc.	173,866
9,500	Scientific Games Corporation[a]	130,435
4,450	Scripps Networks Interactive, Inc.	337,800
14,800	Smith & Wesson Holding Corporation[a]	216,376
35,670	Staples, Inc.	404,498
12,800	Starbucks Corporation	939,264
6,060	Starwood Hotels & Resorts Worldwide, Inc.	482,376
4,450	Tempur-Pedic International, Inc.[a]	225,482
5,280	Time Warner Cable, Inc.	724,310
1,700	TJX Companies, Inc.	103,105
14,730	Toll Brothers, Inc.[a]	528,807
9,026	Tractor Supply Company	637,506
63,800	Tuesday Morning Corporation[a]	902,770
74,350	Twenty-First Century Fox, Inc.	2,376,969
3,710	Under Armour, Inc.[a]	425,314
6,334	VF Corporation	391,948
3,800	Viacom, Inc.	322,962
5,900	Wyndham Worldwide Corporation	432,057
1,700	Wynn Resorts, Ltd.	377,655

	Total	52,710,753

Consumer Staples (2.0%)
16,500	Altria Group, Inc.	617,595
2,295	Andersons, Inc.	135,956
12,800	Anheuser-Busch InBev NV ADR	1,347,840
20,773	Annie’s, Inc.[a]	834,867
15,100	Archer-Daniels-Midland Company	655,189
10,100	Bunge, Ltd.	803,051
1,400	Campbell Soup Company	62,832
9,050	Colgate-Palmolive Company	587,073
22,700	CVS Caremark Corporation	1,699,322
2,850	Green Mountain Coffee Roasters, Inc.	300,932
6,040	Hain Celestial Group, Inc.[a]	552,479
13,050	Ingredion, Inc.	888,444
3,300	Kimberly-Clark Corporation	363,825
3,423	Kraft Foods Group, Inc.	192,030
13,900	Kroger Company	606,735
14,470	Mondelez International, Inc.	499,938
7,280	Monster Beverage Corporation[a]	505,596
22,800	Nestle SA	1,716,148
3,691	Philip Morris International, Inc.	302,182
3,200	Pilgrim’s Pride Corporation[a]	66,944

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (41.2%)	Value
Consumer Staples (2.0%) - continued
7,100	Procter & Gamble Company	$572,260
54,650	Rite Aid Corporation[a]	342,655
1,250	Sanderson Farms, Inc.	98,113
4,100	Sprouts Farmers Markets, Inc.[a]	147,723
23,300	SUPERVALU, Inc.[a]	159,372
3,090	United Natural Foods, Inc.[a]	219,143
6,700	Wal-Mart Stores, Inc.	512,081
65,050	WhiteWave Foods Company[a]	1,856,527
5,534	Whole Foods Market, Inc.	280,629

	Total	16,927,481

Energy (4.5%)
71,870	Alpha Natural Resources, Inc.[a]	305,448
1,370	Atwood Oceanics, Inc.[a]	69,034
1,485	Cabot Oil & Gas Corporation	50,312
60,140	Cameron International Corporation[a]	3,714,848
11,220	Chevron Corporation	1,334,170
680	Cimarex Energy Company	80,995
8,250	Cloud Peak Energy, Inc.[a]	174,405
20,900	Cobalt International Energy, Inc.[a]	382,888
8,518	Concho Resources, Inc.[a]	1,043,455
3,920	Denbury Resources, Inc.	64,288
6,900	Dril-Quip, Inc.[a]	773,490
500	Energen Corporation	40,405
1,315	Energy XXI, Ltd.	30,995
950	Ensco plc	50,141
13,683	EOG Resources, Inc.	2,684,194
13,591	EQT Corporation	1,317,919
16,900	Exxon Mobil Corporation	1,650,792
100	Frank’s International NV	2,478
10,189	Goodrich Petroleum Corporation[a]	161,190
3,000	Green Plains Renewable Energy, Inc.	89,880
950	Helmerich & Payne, Inc.	102,182
7,820	HollyFrontier Corporation	372,076
104,018	Marathon Oil Corporation	3,694,719
800	Marathon Petroleum Corporation	69,632
17,520	Market Vectors Oil Service ETF	881,782
12,500	Nabors Industries, Ltd.	308,125
11,930	National Oilwell Varco, Inc.	928,989
1,580	Noble Corporation	51,729
1,080	Noble Energy, Inc.	76,723
33,580	Oasis Petroleum, Inc.[a]	1,401,293
4,800	Occidental Petroleum Corporation	457,392
1,025	Oceaneering International, Inc.	73,657
790	Oil States International, Inc.[a]	77,894
11,850	Patterson-UTI Energy, Inc.	375,408
27,039	Peabody Energy Corporation	441,817
16,800	Petroleo Brasileiro SA ADR	220,920
1,980	Pioneer Natural Resources Company	370,537
685	Range Resources Corporation	56,834
30,910	Rex Energy Corporation[a]	578,326
19,400	Rosetta Resources, Inc.[a]	903,652
1,450	Rowan Companies plc[a]	48,836
43,470	Schlumberger, Ltd.	4,238,325
10,215	SM Energy Company	728,227
18,760	Southwestern Energy Company[a]	863,148
3,370	Superior Energy Services, Inc.	103,661
22,600	Total SA ADR	1,482,560
11,450	Ultra Petroleum Corporation[a]	307,891
235,966	Weatherford International, Ltd.[a]	4,096,370
895	Whiting Petroleum Corporation[a]	62,104

Shares	Common Stock (41.2%)	Value
Energy (4.5%) - continued
2,050	World Fuel Services Corporation	$90,405

	Total	37,486,541

Financials (6.9%)
9,330	ACE, Ltd.	924,230
11,242	Affiliated Managers Group, Inc.[a]	2,248,962
3,900	Allied World Assurance Company Holdings AG	402,441
6,590	Allstate Corporation	372,862
2,700	Altisource Residential Corporation	85,212
9,500	American Assets Trust, Inc.	320,530
13,250	American International Group, Inc.	662,632
5,000	Ameriprise Financial, Inc.	550,350
68,220	Bank of America Corporation	1,173,384
2,500	Banner Corporation	103,025
31,320	BBCN Bancorp, Inc.	536,825
12,300	Berkshire Hathaway, Inc.[a]	1,537,131
3,005	Boston Properties, Inc.	344,163
6,150	Camden Property Trust	414,141
51,671	Citigroup, Inc.	2,459,540
2,222	CNA Financial Corporation	94,924
50,730	CNO Financial Group, Inc.	918,213
15,030	Columbia Banking System, Inc.	428,656
11,000	Comerica, Inc.	569,800
7,300	Crown Castle International Corporation	538,594
6,900	DDR Corporation	113,712
6,500	Deutsche Bank AG	291,395
17,422	Discover Financial Services	1,013,786
21,640	Education Realty Trust, Inc.	213,587
5,589	Equity Residential	324,106
2,900	Evercore Partners, Inc.	160,225
5,800	Extra Space Storage, Inc.	281,358
28,100	Fifth Third Bancorp	644,895
8,600	First Horizon National Corporation	106,124
3,550	First Industrial Realty Trust, Inc.	68,586
30,550	First Niagara Financial Group, Inc.	288,698
21,900	First Republic Bank	1,182,381
7,250	Fulton Financial Corporation	91,205
3,750	FXCM, Inc.	55,388
6,437	Gaming and Leisure Properties, Inc.	234,693
100,514	Genworth Financial, Inc.[a]	1,782,113
34,040	Hanmi Financial Corporation	793,132
13,750	Hatteras Financial Corporation	259,188
14,677	HCC Insurance Holdings, Inc.	667,657
3,354	Health Care REIT, Inc.	199,898
23,698	Host Hotels & Resorts, Inc.	479,648
109,650	Huntington Bancshares, Inc.	1,093,210
16,730	Invesco, Ltd.	619,010
16,780	iShares Russell 2000 Index Fund	1,952,185
33,623	J.P. Morgan Chase & Company	2,041,252
24,650	KeyCorp	351,016
9,279	Kimco Realty Corporation	203,025
9,381	Lazard, Ltd.	441,751
2,750	M&T Bank Corporation	333,575
5,850	Macerich Company	364,630
700	McGraw-Hill Companies, Inc.	53,410
20,830	MetLife, Inc.	1,099,824
3,850	Montpelier Re Holdings, Inc.	114,576
22,790	Morgan Stanley	710,364
12,750	NASDAQ OMX Group, Inc.	470,985
6,700	Northern Trust Corporation	439,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (41.2%)	Value
Financials (6.9%) - continued
7,600	Old Republic International Corporation	$124,640
15,070	PacWest Bancorp	648,161
15,640	Parkway Properties, Inc.	285,430
23,710	Pebblebrook Hotel Trust	800,687
5,250	PHH Corporation[a]	135,660
14,750	Piedmont Office Realty Trust, Inc.	252,963
2,100	Portfolio Recovery Associates, Inc.[a]	121,506
3,350	Progressive Corporation	81,137
5,000	Prologis, Inc.	204,150
7,200	Protective Life Corporation	378,648
7,300	Prudential Financial, Inc.	617,945
1,153	Public Storage, Inc.	194,269
6,600	RLJ Lodging Trust	176,484
3,310	Simon Property Group, Inc.	542,840
5,950	SLM Corporation	145,656
62,650	SPDR Euro Stoxx 50 ETF	2,672,649
4,900	SPDR Gold Trust[a]	605,689
23,200	SPDR S&P 500 ETF Trust	4,339,328
7,580	State Street Corporation	527,189
2,686	Stewart Information Services Corporation	94,359
12,740	SVB Financial Group[a]	1,640,657
5,110	T. Rowe Price Group, Inc.	420,808
3,600	Tanger Factory Outlet Centers, Inc.	126,000
11,000	TD Ameritrade Holding Corporation	373,450
24,490	Terreno Realty Corporation	463,106
16,860	Texas Capital Bancshares, Inc.[a]	1,094,888
16,850	Visa, Inc.	3,637,241
2,797	Vornado Realty Trust	275,672
3,850	W.R. Berkley Corporation	160,237
7,833	Wells Fargo & Company	389,613
23,890	Western Alliance Bancorp[a]	587,694
25,570	Zions Bancorporation	792,159

	Total	57,136,370

Health Care (5.2%)
2,500	Abbott Laboratories	96,275
3,900	Abiomed, Inc.[a]	101,556
19,150	Acorda Therapeutics, Inc.[a]	725,977
2,499	Actavis, Inc.[a]	514,419
9,300	Aetna, Inc.	697,221
7,750	Affymetrix, Inc.[a]	55,257
41,430	Akorn, Inc.[a]	911,460
9,240	Align Technology, Inc.[a]	478,540
26,100	Allscripts Healthcare Solutions, Inc.[a]	470,583
7,772	AmerisourceBergen Corporation	509,765
10,610	Baxter International, Inc.	780,684
7,840	BioMarin Pharmaceutical, Inc.[a]	534,766
59,200	BioScrip, Inc.[a]	413,216
2,358	C.R. Bard, Inc.	348,937
8,950	Cardinal Health, Inc.	626,321
4,486	Catamaran Corporation[a]	200,793
7,700	Centene Corporation[a]	479,325
6,810	Cerner Corporation[a]	383,062
1,600	Charles River Laboratories International, Inc.[a]	96,544
8,000	Community Health Systems, Inc.[a]	313,360
1,500	Cooper Companies, Inc.	206,040
3,200	Covance, Inc.[a]	332,480
57,360	Covidien plc	4,225,138
6,750	DaVita HealthCare Partners, Inc.[a]	464,737
5,150	DENTSPLY International, Inc.	237,106

Shares	Common Stock (41.2%)	Value
Health Care (5.2%) - continued
4,400	Endo International plc[a]	$302,060
8,970	Envision Healthcare Holdings, Inc.[a]	303,455
33,596	ExamWorks Group, Inc.[a]	1,176,196
5,000	Express Scripts Holding Company[a]	375,450
92,850	Gilead Sciences, Inc.[a]	6,579,351
5,750	HCA Holdings, Inc.[a]	301,875
14,850	Hologic, Inc.[a]	319,275
5,000	Humana, Inc.	563,600
5,400	Illumina, Inc.[a]	802,764
2,500	Impax Laboratories, Inc.[a]	66,050
2,150	Insulet Corporation[a]	101,953
5,150	ISIS Pharmaceuticals, Inc.[a]	222,532
1,750	Jazz Pharmaceuticals, Inc.[a]	242,690
39,702	Johnson & Johnson	3,899,927
5,600	McKesson Corporation	988,792
22,580	Merck & Company, Inc.	1,281,867
2,164	Mettler-Toledo International, Inc.[a]	510,012
7,850	Molina Healthcare, Inc.[a]	294,846
26,100	Neurocrine Biosciences, Inc.[a]	420,210
7,750	NPS Pharmaceuticals, Inc.[a]	231,957
32,321	NuVasive, Inc.[a]	1,241,450
6,200	PAREXEL International Corporation[a]	335,358
15,036	PDL BioPharma, Inc.	124,949
5,650	PerkinElmer, Inc.	254,589
24,951	Perrigo Company plc	3,858,922
17,100	Pfizer, Inc.	549,252
1,100	Pharmacyclics, Inc.[a]	110,242
3,000	Prestige Brands Holdings, Inc.[a]	81,750
1,200	Puma Biotechnology, Inc.[a]	124,968
4,950	Seattle Genetics, Inc.[a]	225,522
4,330	Team Health Holdings, Inc.[a]	193,768
3,150	Thoratec Corporation[a]	112,802
14,963	UnitedHealth Group, Inc.	1,226,816
3,050	Universal Health Services, Inc.	250,313
250	Veeva Systems, Inc.[a]	6,675
2,500	Vertex Pharmaceuticals, Inc.[a]	176,800
2,200	Waters Corporation[a]	238,502
5,120	Zimmer Holdings, Inc.	484,250

	Total	42,785,352

Industrials (5.5%)
4,150	3M Company	562,989
1,850	AAR Corporation	48,007
4,520	Acuity Brands, Inc.	599,216
8,150	ADT Corporation	244,093
3,550	Aecom Technology Corporation[a]	114,204
10,200	AGCO Corporation	562,632
2,433	Allegion plc	126,930
16,100	AMETEK, Inc.	828,989
13,950	Apogee Enterprises, Inc.	463,558
2,350	Arkansas Best Corporation	86,832
6,806	B/E Aerospace, Inc.[a]	590,693
3,050	Babcock & Wilcox Company	101,260
21,700	Boeing Company	2,723,133
3,957	Briggs & Stratton Corporation	88,043
12,330	CLARCOR, Inc.	707,125
1,900	Colfax Corporation[a]	135,527
32,655	CSX Corporation	946,015
112,300	Delta Air Lines, Inc.	3,891,195
15,730	DigitalGlobe, Inc.[a]	456,327
33,424	EMCOR Group, Inc.	1,563,909
9,250	Exelis, Inc.	175,843
5,370	Fastenal Company	264,848
10,031	Flowserve Corporation	785,829

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (41.2%)	Value
Industrials (5.5%) - continued
9,100	Fluor Corporation	$707,343
9,810	Fortune Brands Home and Security, Inc.	412,805
15,320	GATX Corporation	1,039,922
5,370	Graco, Inc.	401,354
7,750	GrafTech International, Ltd.[a]	84,630
7,470	Granite Construction, Inc.	298,277
33,800	HNI Corporation	1,235,728
6,965	Honeywell International, Inc.	646,073
4,750	Huntington Ingalls Industries, Inc.	485,735
15,100	Ingersoll-Rand plc	864,324
45,420	Jacobs Engineering Group, Inc.[a]	2,884,170
3,730	JB Hunt Transport Services, Inc.	268,262
34,850	Korn/Ferry International[a]	1,037,485
18,300	Landstar System, Inc.	1,083,726
1,800	Lockheed Martin Corporation	293,832
23,167	Manitowoc Company, Inc.	728,602
30,500	Manpower, Inc.	2,404,315
22,940	MRC Global, Inc.[a]	618,462
11,900	Mueller Water Products, Inc.	113,050
8,670	Nielsen Holdings NV	386,942
2,700	Old Dominion Freight Line, Inc.[a]	153,198
19,725	Oshkosh Corporation	1,161,211
3,178	Parker Hannifin Corporation	380,438
11,712	Pentair, Ltd.	929,230
17,380	Quanta Services, Inc.[a]	641,322
27,320	Ritchie Brothers Auctioneers, Inc.	659,232
14,140	Robert Half International, Inc.	593,173
600	Rockwell Automation, Inc.	74,730
4,032	Roper Industries, Inc.	538,312
69,550	Southwest Airlines Company	1,642,075
6,000	Spirit Airlines, Inc.[a]	356,400
6,951	Stericycle, Inc.[a]	789,773
6,050	Swift Transportation Company[a]	149,738
13,340	Tennant Company	875,371
18,800	Union Pacific Corporation	3,528,008
8,670	United Rentals, Inc.[a]	823,130
2,298	United Stationers, Inc.	94,379
1,300	United Technologies Corporation	151,892
4,800	Wabash National Corporation[a]	66,048

	Total	45,669,894

Information Technology (8.4%)
12,907	Agilent Technologies, Inc.	721,759
3,650	Alliance Data Systems Corporation[a]	994,442
5,250	Ambarella, Inc.[a]	140,228
5,800	Amdocs, Ltd.	269,468
6,600	Amphenol Corporation	604,890
6,535	ANSYS, Inc.[a]	503,326
13,202	Apple, Inc.[b]	7,086,041
31,384	Applied Materials, Inc.	640,861
11,950	Arris Group, Inc.[a]	336,751
1,500	Aspen Technology, Inc.[a]	63,540
164,400	Atmel Corporation[a]	1,374,384
10,497	Autodesk, Inc.[a]	516,242
1,750	Avnet, Inc.	81,427
2,950	Booz Allen Hamilton Holding Corporation	64,900
31,670	Broadridge Financial Solutions, Inc.	1,176,224
31,400	Brocade Communications Systems, Inc.[a]	333,154
2,050	Cardtronics, Inc.[a]	79,643
4,900	CDW Corporation	134,456
11,532	Ciena Corporation[a]	262,238

Shares	Common Stock (41.2%)	Value
Information Technology (8.4%) - continued
47,050	Cisco Systems, Inc.	$1,054,390
3,360	Citrix Systems, Inc.[a]	192,965
6,650	Computer Sciences Corporation	404,453
19,988	CoreLogic, Inc.[a]	600,440
1,800	Cray, Inc.[a]	67,176
6,250	Cree, Inc.[a]	353,500
3,975	DST Systems, Inc.	376,790
26,051	E2open, Inc.[a]	614,022
5,674	eBay, Inc.[a]	313,432
14,450	Electronic Arts, Inc.[a]	419,194
65,800	EMC Corporation	1,803,578
2,050	EPAM Systems, Inc.[a]	67,445
7,095	Euronet Worldwide, Inc.[a]	295,081
4,682	F5 Networks, Inc.[a]	499,242
67,500	Facebook, Inc.[a]	4,066,200
4,250	Fairchild Semiconductor International, Inc.[a]	58,607
10,500	Fortinet, Inc.[a]	231,315
5,960	Gartner, Inc.[a]	413,862
2,500	Global Payments, Inc.	177,775
7,173	Google, Inc.[a,b]	7,994,380
18,300	Guidewire Software, Inc.[a]	897,615
13,800	Hewlett-Packard Company	446,568
1,800	IAC InterActiveCorp	128,502
1,600	iGATE Corporation[a]	50,464
4,560	Imperva, Inc.[a]	253,992
28,300	Informatica Corporation[a]	1,069,174
2,850	InterDigital, Inc.	94,363
2,300	International Business Machines Corporation	442,727
1,700	Itron, Inc.[a]	60,418
3,550	j2 Global, Inc.	177,677
14,060	Juniper Networks, Inc.[a]	362,186
6,915	Lexmark International, Inc.	320,095
980	LinkedIn Corporation[a]	181,241
13,050	MasterCard, Inc.	974,835
1,890	Measurement Specialties, Inc.[a]	128,237
11,372	Microchip Technology, Inc.	543,127
25,170	Microsoft Corporation	1,031,718
53,682	NetApp, Inc.	1,980,866
3,995	Nice Systems, Ltd. ADR	178,417
7,893	Nuance Communications, Inc.[a]	135,523
61,978	NVIDIA Corporation	1,110,026
13,320	NXP Semiconductors NVa	783,349
13,700	Oracle Corporation	560,467
17,066	Plantronics, Inc.	758,584
14,540	QLIK Technologies, Inc.[a]	386,619
44,020	QUALCOMM, Inc.[b]	3,471,417
6,050	Red Hat, Inc.[a]	320,529
44,700	Salesforce.com, Inc.[a]	2,551,923
8,550	Sanmina Corporation[a]	149,198
6,503	Sapient Corporation[a]	110,941
8,610	ServiceNow, Inc.[a]	515,911
18,400	SunPower Corporation[a]	593,584
30,480	Symantec Corporation	608,686
9,500	Synopsys, Inc.[a]	364,895
16,250	Take-Two Interactive Software, Inc.[a]	356,362
15,350	Teradata Corporation[a]	755,067
57,364	Teradyne, Inc.[a]	1,140,970
15,030	Texas Instruments, Inc.	708,664
10,700	Textura Corporation[a]	269,747
28,956	TriQuint Semiconductor, Inc.[a]	387,721
20,850	Ubiquiti Networks, Inc.[a]	948,050
6,250	Unisys Corporation[a]	190,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (41.2%)	Value
Information Technology (8.4%) - continued
350	Varonis Systems, Inc.[a]	$12,516
11,623	VeriFone Systems, Inc.[a]	393,090
23,745	Virtusa Corporation[a]	795,695
53,800	Vishay Intertechnology, Inc.	800,544
1,600	VistaPrint NVa	78,752
42,250	VMware, Inc.[a]	4,563,845
40,400	Xerox Corporation	456,520
11,480	Xilinx, Inc.	623,020
27,000	Zynga, Inc.[a]	116,100

	Total	69,728,733

Materials (1.2%)
3,900	Airgas, Inc.	415,389
3,300	Albemarle Corporation	219,186
6,550	Alcoa, Inc.	84,298
8,368	Celanese Corporation	464,508
7,000	Cliffs Natural Resources, Inc.	143,220
8,490	Dow Chemical Company	412,529
10,800	Eagle Materials, Inc.	957,528
2,800	Eastman Chemical Company	241,388
6,582	FMC Corporation	503,918
26,860	H.B. Fuller Company	1,296,801
3,350	KapStone Paper and Packaging Corporation[a]	96,614
24,740	Materials Select Sector SPDR Fund	1,169,707
5,150	Monsanto Company	585,916
6,300	Mosaic Company	315,000
6,230	Nucor Corporation	314,864
9,850	Owens-Illinois, Inc.[a]	333,225
4,000	Packaging Corporation of America	281,480
1,000	PPG Industries, Inc.	193,460
2,650	Resolute Forest Products, Inc.[a]	53,239
6,654	Silgan Holdings, Inc.	329,506
6,243	Silver Wheaton Corporation	141,716
3,349	Southern Copper Corporation	97,489
23,720	Steel Dynamics, Inc.	421,979
32,100	Teck Resources, Ltd.	695,928
6,400	Walter Energy, Inc.	48,384
2,200	Worthington Industries, Inc.	84,150

	Total	9,901,422

Telecommunications Services (0.4%)
20,750	AT&T, Inc.	727,702
28,176	Cogent Communications Group, Inc.	1,001,093
2,246	SBA Communications Corporation[a]	204,296
4,050	Telephone & Data Systems, Inc.	106,151
8,335	TW Telecom, Inc.[a]	260,552
22,708	Verizon Communications, Inc.	1,080,220
12,550	Vonage Holdings Corporation[a]	53,589

	Total	3,433,603

Utilities (0.7%)
2,950	Calpine Corporation[a]	61,684
12,950	CMS Energy Corporation	379,176
14,990	NiSource, Inc.	532,595
28,560	NorthWestern Corporation	1,354,601
25,340	PG&E Corporation	1,094,688
8,650	Public Service Enterprise Group, Inc.	329,911
7,550	Southern Company	331,747
16,148	Southwest Gas Corporation	863,111

Shares	Common Stock (41.2%)	Value
Utilities (0.7%) - continued
12,250	Wisconsin Energy Corporation	$570,237

	Total	5,517,750

	Total Common Stock (cost $269,987,716)	341,297,899

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	474,263

	Total	474,263

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
40,323	0.604%, 12/25/2035[c]	20,538
	Residential Asset Securitization Trust
51,905	0.534%, 8/25/2037[c]	22,793
	Sequoia Mortgage Trust
19,926	2.554%, 9/20/2046	813
179,575	2.554%, 9/20/2046	151,996
	WaMu Mortgage Pass Through Certificates
73,742	2.355%, 9/25/2036	65,384
107,986	2.409%, 10/25/2036	93,411

	Total	354,935

Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	269,025
	Government National Mortgage Association
44,727	2.164%, 3/16/2033	44,947
20,329	3.214%, 1/16/2040	20,602

	Total	334,574

Financials (0.1%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[d]	208,485
	Canadian Imperial Bank of Commerce
205,000	2.600%, 7/2/2015[d]	210,728

	Total	419,213

Mortgage-Backed Securities (2.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,125,000	3.000%, 4/1/2029[e]	1,154,531
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,125,000	4.000%, 4/1/2044[e]	1,167,056
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,150,000	3.500%, 4/1/2029[e]	2,254,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Mortgage-Backed Securities (2.2%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$4,525,000	3.500%, 4/1/2044[e]	$4,551,867
4,375,000	4.000%, 4/1/2044[e]	4,547,266
4,275,000	4.500%, 4/1/2044[e]	4,560,223

	Total	18,235,083

U.S. Government and Agencies (2.2%)
	Federal National Mortgage Association
860,000	1.375%, 11/15/2016	873,382
665,000	0.875%, 5/21/2018	647,008
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	186,844
	U.S. Treasury Bonds
5,540,000	3.000%, 5/15/2042	4,994,653
	U.S. Treasury Notes
3,200,000	1.250%, 10/31/2018	3,148,998
250,000	1.625%, 8/15/2022	232,461
1,500,000	1.750%, 5/15/2023	1,389,609
4,350,000	2.500%, 8/15/2023	4,287,808
1,350,000	3.625%, 2/15/2044	1,365,609
	U.S. Treasury Notes, TIPS
1,315,339	0.125%, 4/15/2018	1,345,552

	Total	18,471,924

	Total Long-Term Fixed Income (cost $38,817,270)	38,289,992

Shares or Principal Amount	Short-Term Investments (3.9%)[f]	Value
	Federal Home Loan Bank Discount Notes
4,000,000	0.055%, 4/2/2014	3,999,994
9,620,000	0.030%, 4/21/2014	9,619,840
8,100,000	0.059%, 4/23/2014[b]	8,099,706
4,000,000	0.045%, 5/2/2014	3,999,845
3,750,000	0.078%, 5/28/2014[b]	3,749,540
1,700,000	0.122%, 5/30/2014[b]	1,699,660
300,000	0.095%, 7/18/2014[b]	299,914
500,000	0.105%, 8/1/2014[b]	499,822
300,000	0.090%, 8/6/2014[b]	299,905
	U.S. Treasury Bills
500,000	0.070%, 4/24/2014	499,977

	Total Short-Term Investments (at amortized cost)	32,768,203

	Total Investments (cost $705,604,507) 101.4%	$840,095,526

	Other Assets and Liabilities, Net (1.4%)	(11,847,387)

	Total Net Assets 100.0%	$828,248,139

a	Non-income producing security.
b	At March 31, 2014, $20,141,516 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $419,213 or 0.1% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$147,701,116
Gross unrealized depreciation	(13,210,097)

Net unrealized appreciation (depreciation)	$134,491,019

Cost for federal income tax purposes	$705,604,507

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	389,523,381	389,523,381	–	–
Fixed Income Mutual Funds	38,216,051	38,216,051	–	–
Common Stock
Consumer Discretionary	52,710,753	52,710,753	–	–
Consumer Staples	16,927,481	15,211,333	1,716,148	–
Energy	37,486,541	37,486,541	–	–
Financials	57,136,370	57,136,370	–	–
Health Care	42,785,352	42,785,352	–	–
Industrials	45,669,894	45,669,894	–	–
Information Technology	69,728,733	69,728,733	–	–
Materials	9,901,422	9,901,422	–	–
Telecommunications Services	3,433,603	3,433,603	–	–
Utilities	5,517,750	5,517,750	–	–
Long-Term Fixed Income
Asset-Backed Securities	474,263	–	474,263	–
Collateralized Mortgage Obligations	354,935	–	354,935	–
Commercial Mortgage-Backed
Securities	334,574	–	334,574	–
Financials	419,213	–	419,213	–
Mortgage-Backed Securities	18,235,083	–	18,235,083	–
U.S. Government and Agencies	18,471,924	–	18,471,924	–
Short-Term Investments	32,768,203	–	32,768,203	–

Total	$840,095,526	$767,321,183	$72,774,343	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,634,983	3,586,912	2,048,071	–

Total Asset Derivatives	$5,634,983	$3,586,912	$2,048,071	$–

Liability Derivatives
Futures Contracts	209,233	209,233	–	–

Total Liability Derivatives	$209,233	$209,233	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	June 2014	($3,297,376)	($3,293,437)	$3,939
5-Yr. U.S. Treasury Bond Futures	(195)	June 2014	(23,332,023)	(23,195,860)	136,163
10-Yr. U.S. Treasury Bond Futures	(45)	June 2014	(5,599,902)	(5,557,500)	42,402
30-Yr. U.S. Treasury Bond Futures	60	June 2014	7,929,792	7,993,125	63,333
Eurex EURO STOXX 50 Futures	1,186	June 2014	48,570,194	50,618,265	2,048,071
Mini MSCI EAFE Index Futures	178	June 2014	16,623,949	16,865,500	241,551
Russell 2000 Index Mini-Futures	(872)	June 2014	(103,547,994)	(102,067,600)	1,480,394
S&P 400 Index Mini-Futures	(562)	June 2014	(77,060,147)	(77,269,380)	(209,233)
S&P 500 Index Futures	243	June 2014	111,762,783	113,274,450	1,511,667
Ultra Long Term U.S. Treasury Bond Futures	53	June 2014	7,549,380	7,656,843	107,463
Total Futures Contracts					$5,425,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Opportunity Income Plus	$7,094,444	$58,421	$–	704,646	$7,220,931	$58,925
Partner Small Cap Growth	68,748,387	–	–	3,574,409	67,850,138	–
Partner Small Cap Value	19,488,107	–	–	689,344	19,681,674	–
Small Cap Stock	30,462,701	–	–	1,714,586	30,697,771	–
Partner Mid Cap Value	27,057,173	–	–	1,466,458	28,070,202	–
Mid Cap Stock	44,367,253	–	–	2,511,818	46,551,028	–
Partner Worldwide Allocation	112,823,728	–	–	11,257,943	114,506,791	–
Large Cap Value	43,220,812	–	–	2,773,409	44,366,785	–
Large Cap Stock	36,941,866	–	–	3,128,201	37,798,992	–
High Yield	9,193,170	139,484	50,285	1,830,888	9,410,397	139,454
Income	6,048,407	2,062,742	–	780,990	8,232,025	63,625
Limited Maturity Bond	8,294,764	5,037,726	–	1,355,755	13,352,698	38,136
Total Value and Income Earned	413,740,812				427,739,432	300,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Basic Materials (0.1%)
	Axalta Coating Systems US Holdings, Inc.,Term Loan
$853,550	4.000%, 2/1/2020	$853,550
	Fortescue Metals Group, Ltd., Term Loan
1,034,302	4.250%, 6/30/2019	1,041,760
	Ineos Group Holdings, Ltd., Term Loan
1,378,519	3.750%, 5/4/2018	1,369,406
	Tronox Pigments BV, Term Loan
367,225	4.500%, 3/19/2020	369,109

	Total	3,633,825

Capital Goods (0.1%)
	Berry Plastics Group, Inc., Term Loan
1,816,650	3.500%, 2/8/2020	1,807,567
	Silver II Borrower, Term Loan
473,636	4.000%, 12/13/2019	472,305

	Total	2,279,872

Communications Services (0.5%)
	Atlantic Broadband Penn, LLC, Term Loan
630,400	3.250%, 11/30/2019	626,618
	Cequel Communications, LLC, Term Loan
608,788	3.500%, 2/14/2019	608,532
	Charter Communications Operating, LLC, Term Loan
243,163	3.000%, 7/1/2020	240,913
	Clear Channel Communications, Inc., Term Loan
24,347	3.803%, 1/29/2016	24,045
1,398,024	6.903%, 1/30/2019	1,368,177
449,628	7.653%, 7/30/2019	448,913
	Cumulus Media Holdings, Inc., Term Loan
922,133	4.250%, 12/23/2020	925,591
	Fairpoint Communications, Term Loan
1,212,750	7.500%, 2/14/2019	1,249,787
	Grande Communications Networks, LLC, Term Loan
739,413	4.500%, 5/29/2020	738,030
	Hargray Communications Group, Inc., Term Loan
1,047,088	4.750%, 6/26/2019	1,057,558
	Integra Telecom Holdings, Inc., Term Loan
737,550	5.250%, 2/22/2019	740,714
250,000	9.750%, 2/21/2020	255,500
	Level 3 Communications, Inc., Term Loan
1,555,000	4.000%, 1/15/2020	1,556,944
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
786,000	6.000%, 6/9/2017	787,965
	LTS Buyer, LLC, Term Loan
550,838	4.000%, 4/13/2020	547,053
39,215	8.000%, 4/12/2021	39,852
	Mediacom Broadband, LLC, Term Loan
630,400	4.000%, 1/20/2020	630,400

Principal Amount	Bank Loans (2.0%)[a]	Value
Communications Services (0.5%) - continued
	NEP Broadcasting, LLC, Term Loan
$68,571	9.500%, 7/22/2020	$70,229
	NTelos, Inc., Term Loan
364,450	5.750%, 11/9/2019	361,108
	Syniverse Holdings, Inc., Term Loan
950,131	4.000%, 4/23/2019	950,530
	TNS, Inc., Term Loan
722,500	5.000%, 2/14/2020	725,513
	Univision Communications, Inc., Term Loan
1,684,666	4.000%, 3/1/2020	1,686,536
	Virgin Media Investment Holdings, Ltd., Term Loan
1,505,000	3.500%, 6/8/2020	1,500,982
	Visant Corporation, Term Loan
1,759,246	5.250%, 12/22/2016	1,743,483
	WideOpenWest Finance, LLC, Term Loan
1,613,700	4.750%, 4/1/2019	1,614,200
	XO Communications, LLC, Term Loan
210,000	0.000%, 3/20/2021[b,c]	211,050
	Yankee Cable Acquisition, LLC, Term Loan
954,551	4.500%, 3/1/2020	960,994
	Zayo Group, LLC, Term Loan
1,473,239	4.000%, 7/2/2019	1,473,608

	Total	23,144,825

Consumer Cyclical (0.5%)
	Bally Technologies, Inc., Term Loan
791,025	4.250%, 11/25/2020	793,991
	Burlington Coat Factory Warehouse Corporation, Term Loan
905,113	4.250%, 2/23/2017	908,507
	Cengage Learning Aquisitions, Term Loan
2,620,000	0.000%, 3/31/2020[b,c]	2,647,301
	Cenveo Corporation, Term Loan
505,975	6.250%, 2/13/2017	512,300
	Ceridian Corporation, Term Loan
852,406	4.404%, 5/9/2017	855,390
	Chrysler Group, LLC, Term Loan
826,669	3.500%, 5/24/2017	826,156
	Golden Nugget, Inc., Delayed Draw
151,121	5.500%, 11/21/2019	154,333
	Golden Nugget, Inc., Term Loan
352,616	5.500%, 11/21/2019	360,109
	J.C. Penney Corporation, Inc., Term Loan
367,225	6.000%, 5/22/2018	365,084
	Las Vegas Sands, LLC, Term Loan
4,688,250	3.250%, 12/19/2020	4,680,139
	Marina District Finance Company, Inc., Term Loan
3,182,025	6.750%, 8/15/2018	3,224,441
	MGM Resorts International, Term Loan
770,250	3.500%, 12/20/2019	768,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Consumer Cyclical (0.5%) - continued
	Mohegan Tribal Gaming Authority, Term Loan
$1,496,250	5.500%, 11/19/2019	$1,525,247
	NEP/NCP Holdco, Inc., Term Loan
1,821,600	3.738%, 1/22/2020	1,825,389
	Rite Aid Corporation, Term Loan
183,612	3.500%, 2/21/2020	183,326
365,000	5.750%, 8/21/2020	372,530
	ROC Finance, LLC, Term Loan
1,348,225	5.000%, 6/20/2019	1,316,205
	Seminole Indian Tribe of Florida, Term Loan
427,800	3.000%, 4/29/2020	426,196
	Seven Seas Cruises S de RL, LLC, Term Loan
1,191,494	3.750%, 12/21/2018	1,191,494
	Toys R Us, Inc., Term Loan
1,236,366	5.250%, 5/25/2018	1,029,274

	Total	23,965,498

Consumer Non-Cyclical (0.2%)
	Albertsons, Inc., Term Loan
1,081,839	4.750%, 3/21/2019	1,088,146
	Biomet, Inc., Term Loan
992,500	3.662%, 7/25/2017	993,165
	CHS/Community Health Systems, Inc., Term Loan
217,716	3.469%, 1/25/2017	219,035
580,284	4.250%, 1/27/2021	584,747
	Del Monte Corporation, Term Loan
150,318	3.500%, 3/9/2020	149,849
	DJO Finance, LLC, Term Loan
1,151,725	4.750%, 9/15/2017	1,154,961
	Hologic, Inc., Term Loan
767,858	3.250%, 8/1/2019	764,341
	JBS USA, LLC, Term Loan
804,656	3.750%, 5/25/2018	802,644
	McGraw-Hill Global Education, LLC, Term Loan
1,121,736	5.750%, 3/22/2019[b,c]	1,128,747
	McJunkin Red Man Corporation, Term Loan
616,900	4.750%, 11/8/2019	623,970
	Roundy’s Supermarkets, Inc., Term Loan
1,547,089	5.750%, 3/3/2021	1,547,739
	Supervalu, Inc., Term Loan
1,106,744	4.500%, 3/21/2019	1,107,663
	Van Wagner Communications, LLC, Term Loan
674,725	6.272%, 8/3/2018	681,681

	Total	10,846,688

Energy (0.2%)
	Arch Coal, Inc., Term Loan
3,211,243	6.250%, 5/16/2018	3,162,175
	Chesapeake Energy Corporation, Term Loan
2,325,000	5.750%, 12/2/2017	2,375,383
	Fieldwood Energy, LLC, Term Loan
97,500	0.000%, 9/30/2020[b,c]	101,420

Principal Amount	Bank Loans (2.0%)[a]	Value
Energy (0.2%) - continued
	Offshore Group Investment, Ltd., Term Loan
$994,950	5.750%, 3/28/2019	$1,004,283
	Pacific Drilling SA, Term Loan
491,287	4.500%, 6/3/2018	492,884

	Total	7,136,145

Financials (0.1%)
	GEO Group, Inc., Term Loan
244,155	3.250%, 4/3/2020	243,747
	Harland Clarke Holdings Corporation, Term Loan
745,313	6.000%, 8/4/2019	749,039
	Intelsat Jackson Holdings SA, Term Loan
1,097,851	3.750%, 6/30/2019	1,099,564
	MoneyGram International, Inc., Term Loan
970,200	0.000%, 3/27/2020	971,413
	WaveDivision Holdings, LLC, Term Loan
1,466,437	4.000%, 10/12/2019	1,465,968

	Total	4,529,731

Technology (0.1%)
	First Data Corporation Extended, Term Loan
1,540,000	4.155%, 3/23/2018	1,542,572
	First Data Corporation, Term Loan
640,000	4.155%, 9/24/2018	640,621
	Freescale Semiconductor, Inc., Term Loan
881,588	4.250%, 2/28/2020	884,612
598,990	5.000%, 1/15/2021	604,477
	Infor US, Inc., Term Loan
1,231,552	3.750%, 6/3/2020	1,226,933

	Total	4,899,215

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,042,125	3.750%, 6/27/2019	1,044,918
	Delta Air Lines, Inc., Term Loan
1,232,618	3.500%, 4/20/2017	1,233,493
	United Air Lines, Inc., Term Loan
608,850	3.500%, 3/31/2021	608,697

	Total	2,887,108

Utilities (0.1%)
	ADS Waste Holdings, Inc., Term Loan
1,106,000	3.750%, 10/9/2019	1,103,080
	Calpine Corporation, Term Loan
182,646	4.000%, 4/1/2018	183,052
1,260,800	4.000%, 10/9/2019	1,263,170
	Intergen NV, Term Loan
486,325	5.500%, 6/15/2020	490,581
	NGPL PipeCo, LLC, Term Loan
1,108,140	6.750%, 9/15/2017	1,079,882

	Total	4,119,765

	Total Bank Loans (cost $87,077,158)	87,442,672

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Mutual Funds (45.5%)	Value
Equity Mutual Funds (38.4%)
5,165,495	Thrivent Partner Small Cap Growth Portfolio	$98,052,454
3,387,094	Thrivent Partner Small Cap Value Portfolio	96,705,933
4,544,703	Thrivent Small Cap Stock Portfolio	81,367,902
6,555,161	Thrivent Partner Mid Cap Value Portfolio	125,475,619
14,161,368	Thrivent Mid Cap Stock Portfolio	262,449,799
46,799,927	Thrivent Partner Worldwide Allocation Portfolio	476,011,422
19,051,500	Thrivent Large Cap Value Portfolio	304,770,654
22,150,339	Thrivent Large Cap Stock Portfolio	267,649,192

	Total	1,712,482,975

Fixed Income Mutual Funds (7.1%)
25,224,386	Thrivent High Yield Portfolio	129,648,297
13,783,747	Thrivent Income Portfolio	145,287,587
4,316,438	Thrivent Limited Maturity Bond Portfolio	42,512,162

	Total	317,448,046

	Total Mutual Funds (cost $1,667,040,783)	2,029,931,021

Shares	Common Stock (28.0%)	Value
Consumer Discretionary (4.3%)
6,200	Alpine Electronics, Inc.	81,101
42,042	Amazon.com, Inc.[d]	14,147,974
8,000	Aoyama Trading Company, Ltd.	210,023
40,000	Apollo Group, Inc.[d]	1,369,600
20,850	AutoZone, Inc.[d]	11,198,535
1,400	Bayerische Motoren Werke AG	132,278
59,250	Best Buy Company, Inc.	1,564,792
26,400	Bloomin’ Brands, Inc.[d]	636,240
11,290	BorgWarner, Inc.	693,996
73,850	Cablevision Systems Corporation[e]	1,245,850
28,650	CBS Corporation	1,770,570
58,390	Cheesecake Factory, Inc.	2,781,116
10,000	Children’s Place Retail Stores, Inc.	498,100
403,936	Comcast Corporation	20,204,879
1,900	Continental AG	455,656
91,069	Delphi Automotive plc	6,179,942
15,982	Discovery Communications, Inc.[d]	1,321,711
24,050	DISH Network Corporation[d]	1,496,151
32,386	Dollar Tree, Inc.[d]	1,689,901
18,500	DreamWorks Animation SKG, Inc.[d,e]	491,175
20,030	Dunkin’ Brands Group, Inc.	1,005,105
95,900	Esprit Holdings, Ltd.	159,793
1,400	Exedy Corporation	39,164
2,900	Faurecia[d]	122,492
8,718	Finish Line, Inc.	236,171
100	Forbo Holding AGd	104,971
103,150	Ford Motor Company	1,609,140
3,400	Fuji Heavy Industries, Ltd.	92,072
45,900	Gannett Company, Inc.	1,266,840
13,400	G-III Apparel Group, Ltd.[d]	959,172
22,240	GNC Holdings, Inc.	979,005
24,500	Halfords Group plc	188,812
14,300	Harman International Industries, Inc.	1,521,520
24,100	Haseko Corporation	150,710
136,950	Home Depot, Inc.	10,836,854
61,800	Home Retail Group plc	223,333
23,410	HomeAway, Inc.[d,e]	881,855

Shares	Common Stock (28.0%)	Value
Consumer Discretionary (4.3%) - continued
90,040	Houghton Mifflin Harcourt Company[d]	$1,830,513
81,197	Ignite Restaurant Group, Inc.[d]	1,142,442
15,700	ITT Educational Services, Inc.[d,e]	450,276
33,700	ITV plc	107,671
8,700	Jack in the Box, Inc.[d]	512,778
12,200	JB Hi-Fi, Ltd.	212,026
6,500	JM AB	213,452
200	Kuoni Reisen Holding AGd	89,851
20,700	Lamar Advertising Company[d]	1,055,493
224,577	Las Vegas Sands Corporation	18,141,330
27,250	Liberty Interactive Corporation[d]	786,708
13,937	LifeLock, Inc.[d]	238,462
15,519	Limited Brands, Inc.	881,014
58,000	Live Nation Entertainment, Inc.[d]	1,261,500
118,910	Lowe’s Companies, Inc.	5,814,699
53,000	Luk Fook Holdings International, Ltd.	167,517
41,650	Macy’s, Inc.	2,469,429
33,090	Marriott International, Inc.	1,853,702
8,900	Marriott Vacations Worldwide Corporation[d]	497,599
111,312	MDC Partners, Inc.	2,540,140
31,980	Meredith Corporation	1,484,831
15,190	Michael Kors Holdings, Ltd.[d]	1,416,771
9,250	Multimedia Games Holding Company, Inc.[d]	268,620
9,700	Namco Bandai Holdings, Inc.	230,081
1,150	Netflix, Inc.[d]	404,835
101,450	News Corporation	3,157,124
3,500	Next plc	385,175
142,150	NIKE, Inc.	10,499,199
16,350	Omnicom Group, Inc.	1,187,010
8,833	O’Reilly Automotive, Inc.[d]	1,310,729
58,640	Papa John’s International, Inc.	3,055,730
6,800	Persimmon plc	152,739
9,860	PetSmart, Inc.	679,255
12,600	Peugeot SAd	237,354
3,900	Publicis Groupe SA	352,098
1,200	Renault SA	116,561
18,650	Restoration Hardware Holdings, Inc.[d]	1,372,454
7,460	Ross Stores, Inc.	533,763
1,200	SA D’Ieteren NV	56,324
59,700	Samsonite International SA	184,964
37,900	Scientific Games Corporation[d]	520,367
13,450	Scripps Networks Interactive, Inc.	1,020,990
45,000	Seiko Holdings Corporation	179,690
8,900	SHOWA Corporation	97,687
10,600	Slater & Gordon, Ltd.	44,966
58,950	Smith & Wesson Holding Corporation[d,e]	861,849
141,911	Staples, Inc.	1,609,271
51,000	Starbucks Corporation	3,742,380
18,810	Starwood Hotels & Resorts Worldwide, Inc.	1,497,276
18,900	Sumitomo Forestry Company, Ltd.	189,656
5,300	Technicolor SAd	38,233
17,800	Tempur-Pedic International, Inc.[d]	901,926
29,080	Time Warner Cable, Inc.	3,989,194
6,750	TJX Companies, Inc.	409,388
45,340	Toll Brothers, Inc.[d]	1,627,706
7,200	TomTom NVd	48,596
9,900	Toyota Motor Corporation	558,299
27,670	Tractor Supply Company	1,954,332

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (28.0%)	Value
Consumer Discretionary (4.3%) - continued
127,500	Tuesday Morning Corporation[d]	$1,804,125
280,100	Twenty-First Century Fox, Inc.	8,954,797
11,490	Under Armour, Inc.[d]	1,317,214
200	Valora Holding AG	56,147
19,392	VF Corporation	1,199,977
15,050	Viacom, Inc.	1,279,100
6,100	WH Smith plc	122,366
23,300	Wyndham Worldwide Corporation	1,706,259
53,200	Wynn Macau, Ltd.	221,428
4,990	Wynn Resorts, Ltd.	1,108,529

	Total	192,960,566

Consumer Staples (1.5%)
800	AarhusKarlshamn AB	52,532
65,500	Altria Group, Inc.	2,451,665
8,968	Andersons, Inc.	531,264
48,200	Anheuser-Busch InBev NV ADR	5,075,460
41,506	Annie’s, Inc.[d,e]	1,668,126
50,000	Archer-Daniels-Midland Company	2,169,500
11,600	Britvic plc	143,584
35,650	Bunge, Ltd.	2,834,531
5,550	Campbell Soup Company	249,084
2,300	Casino Guichard Perrachon SA	273,464
35,850	Colgate-Palmolive Company	2,325,589
109,700	CVS Caremark Corporation	8,212,142
6,900	Fuji Oil Company, Ltd.	88,362
8,150	Green Mountain Coffee Roasters, Inc.	860,559
19,000	Greencore Group plc	87,330
18,440	Hain Celestial Group, Inc.[d]	1,686,707
800	Henkel AG & Company KGaA	80,455
41,900	Ingredion, Inc.	2,852,552
4,200	Kerry Group plc	319,499
4,000	Kesko Oyj	174,420
18,370	Kimberly-Clark Corporation	2,025,292
2,861	Koninklijke Ahold NV	57,460
2,800	KOSE Corporation	92,063
18,480	Kraft Foods Group, Inc.	1,036,728
55,300	Kroger Company	2,413,845
1,700	Matsumotokiyoshi Holdings Company, Ltd.	54,243
80,360	Mondelez International, Inc.	2,776,438
22,610	Monster Beverage Corporation[d]	1,570,265
87,900	Nestle SA	6,616,203
33,800	Parmalat SPA	116,461
20,616	Philip Morris International, Inc.	1,687,832
12,850	Pilgrim’s Pride Corporation[d]	268,822
28,150	Procter & Gamble Company	2,268,890
1,100	Rallye SA	51,343
5,800	Reckitt Benckiser Group plc	473,306
217,100	Rite Aid Corporation[d]	1,361,217
4,809	SalMar ASA[d]	68,811
5,100	Sanderson Farms, Inc.	400,299
16,300	Sprouts Farmers Markets, Inc.[d,e]	587,289
92,700	SUPERVALU, Inc.[d,e]	634,068
9,540	United Natural Foods, Inc.[d]	676,577
29,850	Wal-Mart Stores, Inc.	2,281,436
141,630	WhiteWave Foods Company[d]	4,042,120
16,986	Whole Foods Market, Inc.	861,360
1,200	Woolworths, Ltd.	39,794

	Total	64,598,987

Energy (3.1%)
227,520	Alpha Natural Resources, Inc.[d,e]	966,960

Shares	Common Stock (28.0%)	Value
Energy (3.1%) - continued
4,000	Atwood Oceanics, Inc.[d]	$201,560
4,406	Cabot Oil & Gas Corporation	149,275
229,950	Cameron International Corporation[d]	14,204,011
2,200	CAT Oil AG	46,026
46,580	Chevron Corporation	5,538,828
1,920	Cimarex Energy Company	228,691
32,850	Cloud Peak Energy, Inc.[d]	694,449
69,500	Cobalt International Energy, Inc.[d]	1,273,240
27,140	Concho Resources, Inc.[d]	3,324,650
300	Delek Group, Ltd.	119,834
11,600	Denbury Resources, Inc.	190,240
22,900	Dril-Quip, Inc.[d]	2,567,090
1,500	Energen Corporation	121,215
3,780	Energy XXI, Ltd.[e]	89,095
2,730	Ensco plc	144,089
56,136	EOG Resources, Inc.	11,012,199
58,431	EQT Corporation	5,666,054
4,000	ERG SPA	64,750
67,100	Exxon Mobil Corporation	6,554,328
400	Frank’s International NV	9,912
40,562	Goodrich Petroleum Corporation[d,e]	641,691
12,050	Green Plains Renewable Energy, Inc.[e]	361,018
2,790	Helmerich & Payne, Inc.	300,092
23,840	HollyFrontier Corporation	1,134,307
419,598	Marathon Oil Corporation	14,904,121
3,200	Marathon Petroleum Corporation	278,528
35,020	Market Vectors Oil Service ETF	1,762,557
49,550	Nabors Industries, Ltd.	1,221,407
39,260	National Oilwell Varco, Inc.	3,057,176
4,640	Noble Corporation	151,914
3,100	Noble Energy, Inc.	220,224
92,770	Oasis Petroleum, Inc.[d]	3,871,292
16,000	Occidental Petroleum Corporation	1,524,640
2,980	Oceaneering International, Inc.	214,143
2,315	Oil States International, Inc.[d]	228,259
47,100	Patterson-UTI Energy, Inc.	1,492,128
86,839	Peabody Energy Corporation	1,418,949
55,500	Petroleo Brasileiro SA ADR	729,825
5,990	Pioneer Natural Resources Company	1,120,969
1,990	Range Resources Corporation	165,110
61,770	Rex Energy Corporation[d]	1,155,717
38,770	Rosetta Resources, Inc.[d]	1,805,907
4,250	Rowan Companies plc[d]	143,140
19,139	Royal Dutch Shell plc	699,318
187	Royal Dutch Shell plc, Class A	6,833
14,800	Royal Dutch Shell plc, Class B	577,794
13,300	SBM Offshore NVd	242,023
169,220	Schlumberger, Ltd.	16,498,950
9,000	Showa Shell Sekiyu KK	80,362
32,980	SM Energy Company	2,351,144
59,190	Southwestern Energy Company[d]	2,723,332
10,200	Superior Energy Services, Inc.	313,752
107,900	Total SA ADR	7,078,240
45,650	Ultra Petroleum Corporation[d,e]	1,227,529
871,330	Weatherford International, Ltd.[d]	15,126,289
2,640	Whiting Petroleum Corporation[d]	183,190
8,200	World Fuel Services Corporation	361,620

	Total	138,539,986

Financials (5.0%)
45,400	ACE, Ltd.	4,497,324
28,018	Affiliated Managers Group, Inc.[d]	5,605,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (28.0%)	Value
Financials (5.0%) - continued
99,600	AIA Group, Ltd.	$473,713
1,900	Allianz SE	321,137
10,100	Allied World Assurance Company Holdings AG	1,042,219
36,540	Allstate Corporation	2,067,433
10,700	Altisource Residential Corporation	337,692
19,100	American Assets Trust, Inc.	644,434
52,700	American International Group, Inc.	2,635,527
15,330	Ameriprise Financial, Inc.	1,687,373
18,600	Assicurazioni Generali SPA	414,589
6,100	AXA SA	158,471
15,700	Bank Leumi Le-Israel[d]	61,277
379,840	Bank of America Corporation	6,533,248
1,000	Bank of Georgia Holdings plc	41,599
10,050	Banner Corporation	414,161
62,590	BBCN Bancorp, Inc.	1,072,793
48,850	Berkshire Hathaway, Inc.[d]	6,104,784
1,800	BNP Paribas SA	138,779
9,992	Boston Properties, Inc.	1,144,384
19,200	Camden Property Trust	1,292,928
27,400	Challenger, Ltd.	163,021
242,917	Citigroup, Inc.	11,562,849
8,815	CNA Financial Corporation	376,577
101,390	CNO Financial Group, Inc.	1,835,159
30,030	Columbia Banking System, Inc.	856,456
54,050	Comerica, Inc.	2,799,790
8,900	Commonwealth Bank of Australia	640,708
3,600	Credit Suisse Group AG	116,525
29,000	Crown Castle International Corporation	2,139,620
39,000	Daiwa Securities Group, Inc.	338,842
22,800	DDR Corporation	375,744
36,200	Deutsche Bank AGe	1,622,846
57,729	Discover Financial Services	3,359,251
4,416	DnB ASA	76,734
43,250	Education Realty Trust, Inc.	426,878
18,288	Equity Residential	1,060,521
11,600	Evercore Partners, Inc.	640,900
5,600	EXOR SPA	251,323
11,590	Extra Space Storage, Inc.	562,231
111,650	Fifth Third Bancorp	2,562,367
34,350	First Horizon National Corporation	423,879
14,000	First Industrial Realty Trust, Inc.	270,480
121,500	First Niagara Financial Group, Inc.	1,148,175
65,850	First Republic Bank	3,555,242
13,100	FlexiGroup, Ltd.	43,860
28,900	Fulton Financial Corporation	363,562
15,000	FXCM, Inc.	221,550
18,016	Gaming and Leisure Properties, Inc.	656,863
395,773	Genworth Financial, Inc.[d]	7,017,055
68,030	Hanmi Financial Corporation	1,585,099
54,700	Hatteras Financial Corporation	1,031,095
36,522	HCC Insurance Holdings, Inc.	1,661,386
11,063	Health Care REIT, Inc.	659,355
6,408	Hiscox, Ltd.	72,858
69,745	Host Hotels & Resorts, Inc.	1,411,639
371,500	Huntington Bancshares, Inc.	3,703,855
28,900	Intermediate Capital Group plc	199,563
12,800	International Personal Finance plc	109,410
93,010	Invesco, Ltd.	3,441,370
46,000	iShares Barclays 1-3 Year Credit Bond Fund	4,851,160
36,000	iShares Russell 2000 Index Fund	4,188,240

Shares	Common Stock (28.0%)	Value
Financials (5.0%) - continued
20,400	Israel Discount Bank, Ltd.[d]	$37,444
126,610	J.P. Morgan Chase & Company	7,686,493
71,000	KeyCorp	1,011,040
30,676	Kimco Realty Corporation	671,191
27,150	Lazard, Ltd.	1,278,494
8,500	M&T Bank Corporation[e]	1,031,050
18,100	Macerich Company	1,128,173
2,800	McGraw-Hill Companies, Inc.	213,640
8,800	Mediolanum SPA	83,056
115,740	MetLife, Inc.	6,111,072
18,800	Mitsubishi UFJ Financial Group, Inc.	103,528
42,900	Mizuho Financial Group, Inc.	85,022
15,450	Montpelier Re Holdings, Inc.	459,792
126,450	Morgan Stanley	3,941,446
36,100	NASDAQ OMX Group, Inc.	1,333,534
35,300	Natixis	259,252
11,100	NKSJ Holdings, Inc.	284,986
3,200	Nordea Bank AB	45,394
19,900	Northern Trust Corporation	1,304,644
30,250	Old Republic International Corporation	496,100
52,000	Oversea-Chinese Banking Corporation, Ltd.	393,131
30,110	PacWest Bancorp[e]	1,295,031
11,200	Paragon Group Of Companies plc	77,012
31,250	Parkway Properties, Inc.	570,313
47,390	Pebblebrook Hotel Trust	1,600,360
20,900	PHH Corporation[d]	540,056
10,000	Phoenix Group Holdings	110,004
42,000	Piedmont Office Realty Trust, Inc.	720,300
8,200	Portfolio Recovery Associates, Inc.[d]	474,452
13,450	Progressive Corporation	325,759
16,700	Prologis, Inc.	681,861
21,450	Protective Life Corporation	1,128,055
29,150	Prudential Financial, Inc.	2,467,547
4,300	Prudential plc	91,050
3,803	Public Storage, Inc.	640,767
20,600	Resolution, Ltd.	102,632
24,200	RLJ Lodging Trust	647,108
800	Schweizerische National- Versicherungs-Gesellschaft AG	54,658
10,792	Simon Property Group, Inc.	1,769,888
23,650	SLM Corporation	578,952
236,100	SPDR Euro Stoxx 50 ETF	10,072,026
16,300	SPDR Gold Trust[d,e]	2,014,843
107,200	SPDR S&P 500 ETF Trust	20,050,688
41,580	State Street Corporation	2,891,889
10,753	Stewart Information Services Corporation	377,753
10,100	Sumitomo Mitsui Financial Group, Inc.	432,926
38,030	SVB Financial Group[d]	4,897,503
15,740	T. Rowe Price Group, Inc.	1,296,189
11,700	Tanger Factory Outlet Centers, Inc.	409,500
33,900	TD Ameritrade Holding Corporation	1,150,905
48,910	Terreno Realty Corporation	924,888
33,690	Texas Capital Bancshares, Inc.[d]	2,187,829
65,400	UnipolSai Assicurazioni SPA[d]	250,743
24,000	United Overseas Bank, Ltd.	413,987
63,575	Vanguard Short-Term Corporate Bond ETF	5,084,729
63,600	Visa, Inc.	13,728,696

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (28.0%)	Value
Financials (5.0%) - continued
9,315	Vornado Realty Trust	$918,086
15,300	W.R. Berkley Corporation	636,786
43,673	Wells Fargo & Company	2,172,295
47,740	Western Alliance Bancorp[d]	1,174,404
19,500	Westpac Banking Corporation	626,978
72,780	Zions Bancorporation	2,254,724

	Total	220,875,558

Health Care (3.6%)
10,050	Abbott Laboratories	387,025
15,600	Abiomed, Inc.[d,e]	406,224
45,550	Acorda Therapeutics, Inc.[d]	1,726,801
7,954	Actavis, Inc.[d]	1,637,331
3,000	Actelion, Ltd.	284,305
36,950	Aetna, Inc.	2,770,141
30,800	Affymetrix, Inc.[d]	219,604
82,790	Akorn, Inc.[d]	1,821,380
18,450	Align Technology, Inc.[d]	955,526
74,750	Allscripts Healthcare Solutions, Inc.[d]	1,347,743
25,714	AmerisourceBergen Corporation	1,686,581
58,830	Baxter International, Inc.	4,328,711
24,070	BioMarin Pharmaceutical, Inc.[d]	1,641,815
118,300	BioScrip, Inc.[d]	825,734
7,837	C.R. Bard, Inc.	1,159,719
35,650	Cardinal Health, Inc.	2,494,787
14,934	Catamaran Corporation[d]	668,446
26,550	Centene Corporation[d]	1,652,738
20,710	Cerner Corporation[d]	1,164,937
6,450	Charles River Laboratories International, Inc.[d]	389,193
31,900	Community Health Systems, Inc.[d]	1,249,523
4,700	Cooper Companies, Inc.	645,592
9,700	Covance, Inc.[d]	1,007,830
231,370	Covidien plc	17,042,714
6,600	CSL, Ltd.	426,306
26,950	DaVita HealthCare Partners, Inc.[d]	1,855,507
20,450	DENTSPLY International, Inc.	941,518
17,600	Endo International plc[d]	1,208,240
28,890	Envision Healthcare Holdings, Inc.[d]	977,349
67,144	ExamWorks Group, Inc.[d,e]	2,350,711
28,000	Express Scripts Holding Company[d]	2,102,520
351,700	Gilead Sciences, Inc.[d]	24,921,462
19,862	GlaxoSmithKline plc	529,623
5,100	Grifols SA	279,495
4,400	H. Lundbeck AS	135,546
23,000	HCA Holdings, Inc.[d]	1,207,500
4,000	Hikma Pharmaceuticals plc	110,746
43,300	Hologic, Inc.[d]	930,950
19,850	Humana, Inc.	2,237,492
4,450	ICON plc[d]	211,598
15,650	Illumina, Inc.[d,e]	2,326,529
10,050	Impax Laboratories, Inc.[d]	265,521
8,650	Insulet Corporation[d]	410,183
20,650	ISIS Pharmaceuticals, Inc.[d]	892,287
7,000	Jazz Pharmaceuticals, Inc.[d]	970,760
157,966	Johnson & Johnson	15,517,000
22,400	McKesson Corporation	3,955,168
125,140	Merck & Company, Inc.	7,104,198
1,800	Merck KGaA	303,133
6,650	Mettler-Toledo International, Inc.[d]	1,567,272
31,250	Molina Healthcare, Inc.[d]	1,173,750
62,400	Neurocrine Biosciences, Inc.[d]	1,004,640
8,500	Novartis AG	721,717
30,750	NPS Pharmaceuticals, Inc.[d]	920,348

Shares	Common Stock (28.0%)	Value
Health Care (3.6%) - continued
69,414	NuVasive, Inc.[d]	$2,666,192
24,700	PAREXEL International Corporation[d]	1,336,023
59,866	PDL BioPharma, Inc.[e]	497,486
22,500	PerkinElmer, Inc.	1,013,850
90,324	Perrigo Company plc	13,969,510
94,500	Pfizer, Inc.	3,035,340
4,450	Pharmacyclics, Inc.[d]	445,979
12,050	Prestige Brands Holdings, Inc.[d]	328,363
4,900	Puma Biotechnology, Inc.[d]	510,286
800	Roche Holding AG	240,611
1,500	Sanofi	156,750
19,750	Seattle Genetics, Inc.[d,e]	899,810
4,300	Shire plc	212,871
13,340	Team Health Holdings, Inc.[d]	596,965
9,150	Thoratec Corporation[d]	327,662
70,286	UnitedHealth Group, Inc.	5,762,749
12,100	Universal Health Services, Inc.	993,047
800	Veeva Systems, Inc.[d,e]	21,360
7,600	Vertex Pharmaceuticals, Inc.[d]	537,472
8,700	Waters Corporation[d]	943,167
14,773	Zimmer Holdings, Inc.	1,397,230

	Total	160,966,192

Industrials (3.5%)
16,500	3M Company	2,238,390
7,400	AAR Corporation	192,030
7,300	Actividades de Construccion y Servicios SA	287,026
9,030	Acuity Brands, Inc.	1,197,107
700	Adecco SA	58,258
23,750	ADT Corporation[e]	711,313
14,200	Aecom Technology Corporation[d]	456,814
35,850	AGCO Corporation	1,977,486
3,900	Aica Kogyo Company, Ltd.	86,959
26,813	Air New Zealand, Ltd.	47,638
9,733	Allegion plc	507,771
49,899	AMETEK, Inc.	2,569,300
27,880	Apogee Enterprises, Inc.	926,452
3,800	Arcadis NV	146,047
9,350	Arkansas Best Corporation	345,482
20,819	B/E Aerospace, Inc.[d]	1,806,881
12,150	Babcock & Wilcox Company	403,380
10,200	Berendsen plc	190,265
4,500	Bodycote plc	60,582
86,900	Boeing Company	10,905,081
15,880	Briggs & Stratton Corporation[e]	353,330
300	Bucher Industries AG	101,988
24,640	CLARCOR, Inc.	1,413,104
7,600	Colfax Corporation[d]	542,108
153,334	CSX Corporation	4,442,086
11,500	Daifuku Company, Ltd.	142,047
420,410	Delta Air Lines, Inc.	14,567,207
31,410	DigitalGlobe, Inc.[d]	911,204
2,700	DKSH Holding AG	214,835
2,700	Elbit Systems, Ltd.	164,450
66,614	EMCOR Group, Inc.	3,116,869
36,700	Exelis, Inc.	697,667
16,520	Fastenal Company[e]	814,766
7,700	Fenner plc	51,243
29,928	Flowserve Corporation	2,344,560
34,250	Fluor Corporation	2,662,252
8,500	Fomento de Construcciones y Contratas SAd	193,900
30,630	Fortune Brands Home and Security, Inc.	1,288,910

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (28.0%)	Value
Industrials (3.5%) - continued
17,800	Gamesa Corporacion Tecnologia SAd	$193,528
35,360	GATX Corporation	2,400,237
100	Georg Fischer AGd	77,593
16,730	Graco, Inc.	1,250,400
30,900	GrafTech International, Ltd.[d,e]	337,428
14,940	Granite Construction, Inc.	596,554
7,000	Hanwa Company, Ltd.	27,141
67,500	HNI Corporation	2,467,800
37,872	Honeywell International, Inc.	3,513,007
3,100	Hoshizaki Electric Company, Ltd.	117,074
15,950	Huntington Ingalls Industries, Inc.	1,631,047
1,000	Implenia AG	74,727
72,050	Ingersoll-Rand plc	4,124,142
4,900	Intrum Justitia AB	133,722
192,990	Jacobs Engineering Group, Inc.[d]	12,254,865
11,396	JB Hunt Transport Services, Inc.	819,600
52,000	Kajima Corporation	181,946
8,000	Kandenko Company, Ltd.	40,516
3,100	Keller Group plc	55,546
69,650	Korn/Ferry International[d]	2,073,480
36,600	Landstar System, Inc.	2,167,452
5,700	Legrand SA	354,115
7,050	Lockheed Martin Corporation	1,150,842
77,593	Manitowoc Company, Inc.	2,440,300
71,350	Manpower, Inc.	5,624,520
18,500	Mitie Group plc	100,408
95,000	Mitsui Engineering & Shipbuilding Company, Ltd.	200,551
45,940	MRC Global, Inc.[d]	1,238,542
47,100	Mueller Water Products, Inc.	447,450
8,000	NICHIAS Corporation	51,299
5,200	Nidec Corporation	318,851
26,370	Nielsen Holdings NV	1,176,893
6,000	Nisshinbo Holdings, Inc.	51,262
3,300	Nitto Kogyo Corporation	69,263
19,229	Northgate plc	166,706
45,000	NTN Corporation	152,281
10,850	Old Dominion Freight Line, Inc.[d]	615,629
64,466	Oshkosh Corporation	3,795,113
800	Osterreichische Post AG	40,319
10,407	Parker Hannifin Corporation	1,245,822
49,635	Pentair, Ltd.	3,938,041
58,590	Quanta Services, Inc.[d]	2,161,971
4,200	Randstad Holding NV	245,822
54,590	Ritchie Brothers Auctioneers, Inc.[e]	1,317,257
43,260	Robert Half International, Inc.	1,814,757
2,350	Rockwell Automation, Inc.	292,692
12,532	Roper Industries, Inc.	1,673,147
2,900	Safran SA	200,912
4,950	Seaspan Corporation[e]	109,247
5,000	Seino Holdings Company, Ltd.	47,704
12,500	Serco Group plc	87,733
11,000	ShinMaywa Industries, Ltd.	100,549
4,600	Siemens AG	620,371
238,900	Southwest Airlines Company	5,640,429
23,850	Spirit Airlines, Inc.[d]	1,416,690
21,113	Stericycle, Inc.[d]	2,398,859
24,200	Swift Transportation Company[d]	598,950
2,500	Teleperformance	144,867
26,660	Tennant Company	1,749,429
54,800	Transpacific Industries Group, Ltd.[d]	58,395
70,800	Union Pacific Corporation	13,286,328
26,530	United Rentals, Inc.[d]	2,518,758
9,051	United Stationers, Inc.	371,725

Shares	Common Stock (28.0%)	Value
Industrials (3.5%) - continued
5,250	United Technologies Corporation	$613,410
19,100	Wabash National Corporation[d]	262,816

	Total	154,585,618

Information Technology (5.6%)
40,145	Agilent Technologies, Inc.	2,244,908
10,550	Alliance Data Systems Corporation[d]	2,874,348
8,300	Amadeus IT Holding SA	344,909
20,800	Ambarella, Inc.[d,e]	555,568
23,050	Amdocs, Ltd.	1,070,903
20,220	Amphenol Corporation	1,853,163
19,994	ANSYS, Inc.[d]	1,539,938
49,678	Apple, Inc.[f]	26,664,170
90,002	Applied Materials, Inc.	1,837,841
47,600	Arris Group, Inc.[d]	1,341,368
4,200	Ascom Holding AGd	86,311
5,850	Aspen Technology, Inc.[d]	247,806
328,600	Atmel Corporation[d]	2,747,096
32,138	Autodesk, Inc.[d]	1,580,547
6,850	Avnet, Inc.	318,730
137,389	Blinkx plc[d]	258,535
11,700	Booz Allen Hamilton Holding Corporation	257,400
63,300	Broadridge Financial Solutions, Inc.	2,350,962
124,800	Brocade Communications Systems, Inc.[d]	1,324,128
500	Cap Gemini SA	37,853
8,250	Cardtronics, Inc.[d]	320,513
19,550	CDW Corporation	536,452
4,400	Check Point Software Technologies, Ltd.[d,e]	297,572
35,395	Ciena Corporation[d]	804,882
261,590	Cisco Systems, Inc.	5,862,232
10,460	Citrix Systems, Inc.[d]	600,718
26,550	Computer Sciences Corporation	1,614,771
64,797	CoreLogic, Inc.[d]	1,946,502
7,250	Cray, Inc.[d]	270,570
24,850	Cree, Inc.[d]	1,405,516
8,000	CSR plc	96,894
15,682	DST Systems, Inc.	1,486,497
52,061	E2open, Inc.[d,e]	1,227,078
16,248	eBay, Inc.[d]	897,540
4,100	Econocom Group	47,106
28,100	Electrocomponents plc	133,016
57,450	Electronic Arts, Inc.[d]	1,666,624
247,800	EMC Corporation	6,792,198
8,150	EPAM Systems, Inc.[d]	268,135
21,934	Euronet Worldwide, Inc.[d]	912,235
7,000	F@N Communications, Inc.	124,953
14,204	F5 Networks, Inc.[d]	1,514,573
255,800	Facebook, Inc.[d]	15,409,392
16,750	Fairchild Semiconductor International, Inc.[d]	230,982
32,300	Fortinet, Inc.[d]	711,569
11,000	Fuji Film Holdings Corporation	295,261
19,100	Gartner, Inc.[d]	1,326,304
10,050	Global Payments, Inc.	714,655
27,023	Google, Inc.[d]	30,117,404
36,600	Guidewire Software, Inc.[d]	1,795,230
54,950	Hewlett-Packard Company	1,778,182
15,000	Hitachi Kokusai Electric, Inc.	180,314
5,500	IAC InterActiveCorp	392,645
6,500	iGATE Corporation[d]	205,010
15,220	Imperva, Inc.[d]	847,754

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (28.0%)	Value
Information Technology (5.6%) - continued
6,800	Indra Sistemas SA	$136,649
56,600	Informatica Corporation[d]	2,138,348
11,200	InterDigital, Inc.[e]	370,832
9,150	International Business Machines Corporation	1,761,283
6,900	Itron, Inc.[d]	245,226
14,150	j2 Global, Inc.[e]	708,208
39,277	Juniper Networks, Inc.[d]	1,011,776
16,800	Kulicke and Soffa Industries, Inc.[d]	211,848
27,599	Lexmark International, Inc.[e]	1,277,558
3,240	LinkedIn Corporation[d]	599,206
51,900	MasterCard, Inc.	3,876,930
3,780	Measurement Specialties, Inc.[d]	256,473
35,205	Microchip Technology, Inc.[e]	1,681,391
96,470	Microsoft Corporation	3,954,305
3,200	NEC Networks & System Integration Corporation	64,996
215,839	NetApp, Inc.	7,964,459
12,311	Nice Systems, Ltd. ADR	549,809
24,011	Nuance Communications, Inc.[d,e]	412,269
181,929	NVIDIA Corporation	3,258,348
40,510	NXP Semiconductors NVd	2,382,393
1,400	OBIC Company, Ltd.	44,179
85,000	Oki Electric Industry Company, Ltd.	181,447
14,200	Optimal Payments plc[d]	85,224
75,700	Oracle Corporation	3,096,887
12,000	Pace plc	90,171
34,004	Plantronics, Inc.	1,511,478
5,900	Playtech plc	66,607
44,550	QLIK Technologies, Inc.[d]	1,184,585
165,761	QUALCOMM, Inc.	13,071,912
17,600	Red Hat, Inc.[d]	932,448
168,500	Salesforce.com, Inc.[d]	9,619,665
34,000	Sanmina Corporation[d]	593,300
25,965	Sapient Corporation[d]	442,963
6,650	Seagate Technology plc	373,464
7,800	Seiko Epson Corporation	243,725
26,520	ServiceNow, Inc.[d]	1,589,078
62,200	SunPower Corporation[d,e]	2,006,572
147,890	Symantec Corporation	2,953,363
29,540	Synopsys, Inc.[d]	1,134,631
64,650	Take-Two Interactive Software, Inc.[d]	1,417,774
5,200	TE Connectivity, Ltd.	313,092
67,800	Teradata Corporation[d]	3,335,082
137,345	Teradyne, Inc.[d,e]	2,731,792
83,400	Texas Instruments, Inc.	3,932,310
21,500	Textura Corporation[d,e]	542,015
2,000	Transcosmos, Inc.	41,418
83,587	TriQuint Semiconductor, Inc.[d]	1,119,230
46,980	Ubiquiti Networks, Inc.[d,e]	2,136,181
9,300	ULVAC, Inc.[d]	190,004
24,850	Unisys Corporation[d]	756,931
900	Varonis Systems, Inc.[d]	32,184
37,820	VeriFone Systems, Inc.[d]	1,279,072
47,450	Virtusa Corporation[d]	1,590,050
107,600	Vishay Intertechnology, Inc.	1,601,088
6,400	VistaPrint NVd,e	315,008
159,150	VMware, Inc.[d]	17,191,383
7,900	VTech Holdings, Ltd.	101,545
2,700	Wincor Nixdorf AG	194,054
160,550	Xerox Corporation	1,814,215
53,790	Xilinx, Inc.	2,919,183

Shares	Common Stock (28.0%)	Value
Information Technology (5.6%) - continued
107,300	Zynga, Inc.[d]	$461,390

	Total	248,466,770

Materials (0.7%)
11,880	Airgas, Inc.	1,265,339
10,350	Albemarle Corporation	687,447
26,100	Alcoa, Inc.	335,907
58,700	Arrium, Ltd.	73,857
1,900	BHP Billiton, Ltd.	64,401
39,600	BlueScope Steel, Ltd.[d]	225,686
39,367	Celanese Corporation	2,185,262
23,000	Cliffs Natural Resources, Inc.[e]	470,580
46,880	Dow Chemical Company	2,277,899
21,700	Eagle Materials, Inc.	1,923,922
11,000	Eastman Chemical Company	948,310
14,800	Ence Energia y Celulosa SA	44,666
20,296	FMC Corporation	1,553,862
53,660	H.B. Fuller Company	2,590,705
13,450	KapStone Paper and Packaging Corporation[d]	387,898
49,440	Materials Select Sector SPDR Fund	2,337,523
19,500	Monsanto Company	2,218,515
20,800	Mosaic Company	1,040,000
3,000	Nippon Paint Company, Ltd.	45,424
34,800	Nucor Corporation	1,758,792
28,300	Owens-Illinois, Inc.[d]	957,389
15,900	Packaging Corporation of America	1,118,883
3,950	PPG Industries, Inc.	764,167
10,650	Resolute Forest Products, Inc.[d]	213,959
20,712	Silgan Holdings, Inc.	1,025,658
19,242	Silver Wheaton Corporation	436,793
1,500	Smurfit Kappa Group plc	36,379
11,156	Southern Copper Corporation	324,751
66,070	Steel Dynamics, Inc.	1,175,385
64,000	Taiheiyo Cement Corporation	230,486
117,100	Teck Resources, Ltd.	2,538,728
13,000	Toagosei Company, Ltd.	55,520
30,000	Tokuyama Corporation	98,028
50,000	Tosoh Corporation	192,599
5,500	UPM-Kymmene Oyj	94,100
5,300	Voestalpine AG	233,248
21,200	Walter Energy, Inc.[e]	160,272
90,000	Wilmar International, Ltd.	247,993
8,550	Worthington Industries, Inc.	327,038

	Total	32,667,371

Telecommunications Services (0.3%)
82,550	AT&T, Inc.	2,895,028
48,000	Bezeq Israel Telecommunication Corporation, Ltd.	85,565
19,801	BT Group plc	125,928
63,720	Cogent Communications Group, Inc.	2,263,972
8,000	Elisa Oyj[d]	230,132
6,700	Freenet AGd	234,504
6,800	KDDI Corporation	394,842
7,006	SBA Communications Corporation[d]	637,266
33,000	Singapore Telecommunications, Ltd.	95,922
213,500	Telecom Italia SPA	252,347
16,100	Telephone & Data Systems, Inc.	421,981
21,000	Telstra Corporation, Ltd.	99,025
26,013	TW Telecom, Inc.[d]	813,166
112,029	Verizon Communications, Inc.	5,329,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (28.0%)	Value
Telecommunications Services (0.3%) - continued
98,290	Vodafone Group plc	$361,442
49,850	Vonage Holdings Corporation[d]	212,859

	Total	14,453,199

Utilities (0.4%)
11,850	Calpine Corporation[d]	247,784
34,900	CMS Energy Corporation	1,021,872
47,100	Electricidade de Portugal SA	218,669
2,700	Electricite de France	106,760
60,100	Enel SPA	339,938
12,700	Fortum Oyj	288,688
83,610	NiSource, Inc.	2,970,663
57,080	NorthWestern Corporation	2,707,305
129,490	PG&E Corporation	5,593,968
24,750	Public Service Enterprise Group, Inc.	943,965
30,000	Southern Company	1,318,200
32,258	Southwest Gas Corporation	1,724,190
48,700	Wisconsin Energy Corporation	2,266,985

	Total	19,748,987

	Total Common Stock (cost $1,008,890,850)	1,247,863,234

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Asset-Backed Securities (0.8%)
	Access Group, Inc.
563,626	0.654%, 2/25/2036[g,h]	560,170
	Ally Auto Receivables Trust 2013- SN1
780,000	0.720%, 5/20/2016	780,749
	Avis Budget Rental Car Funding AESOP, LLC
384,670	2.370%, 11/20/2014[g]	387,605
	BA Credit Card Trust
650,000	0.530%, 6/15/2021[h]	650,956
	Barclays Dryrock Issuance Trust
1,300,000	0.530%, 12/16/2019[h]	1,300,754
	Chase Issuance Trust
875,000	1.150%, 1/15/2019	874,991
	Chesapeake Funding, LLC
500,000	0.606%, 1/7/2025[g,h]	500,540
	Citibank Credit Card Issuance Trust
1,500,000	0.025%, 2/22/2019	1,492,397
	Countrywide Asset-Backed Certificates
1,024,092	5.530%, 4/25/2047	931,911
	DT Auto Owner Trust
132,281	0.750%, 5/16/2016[g]	132,342
	Edlinc Student Loan Funding Trust
452,928	3.226%, 10/1/2025[h,i]	452,928
	Enterprise Fleet Financing, LLC
250,000	1.060%, 3/20/2019[g]	250,798
1,000,000	0.870%, 9/20/2019[g]	999,156
	Federal National Mortgage Association
571,486	0.595%, 8/25/2015	572,502
1,000,000	0.478%, 9/25/2015	999,986
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
588,657	0.679%, 1/15/2019	588,496

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Asset-Backed Securities (0.8%) - continued
	FNA Trust
$387,517	1.980%, 1/10/2018[i]	$386,780
	GE Dealer Floorplan Master Note Trust
780,000	0.557%, 4/20/2018[h]	782,102
	GE Equipment Transportation, LLC
650,000	0.690%, 11/25/2016	650,373
	Golden Credit Card Trust
540,000	0.405%, 2/15/2018[g,h]	540,205
250,000	0.585%, 9/15/2018[g,h]	250,807
	GreatAmerica Leasing Receivables
1,500,000	0.610%, 5/15/2016[g]	1,499,667
	Hertz Fleet Lease Funding, LP
1,050,000	0.704%, 9/10/2016[g,h]	1,052,249
	HLSS Servicer Advance Receivables Backed Notes
650,000	1.287%, 9/15/2044[g]	650,975
	Hyundai Auto Receivables Trust
780,000	0.710%, 9/15/2017	782,359
	Hyundai Floorplan Master Owner Trust
877,500	0.505%, 5/15/2018[g,h]	879,252
	Master Credit Card Trust
529,100	0.780%, 4/21/2017[g]	529,856
	Morgan Stanley Capital, Inc.
1,069,603	0.304%, 2/25/2037[h]	588,785
	Motor plc
840,667	0.654%, 2/15/2021[g]	841,424
	Nissan Master Owner Trust Receivables
900,000	0.455%, 2/15/2018[h]	900,855
	Penarth Master Issuer plc
1,055,000	0.547%, 11/18/2017[g,h]	1,056,732
	Renaissance Home Equity Loan Trust
1,543,651	5.746%, 5/25/2036	1,155,406
2,800,000	6.011%, 5/25/2036	2,042,978
1,249,578	5.580%, 11/25/2036	750,317
	Santander Drive Auto Receivables Trust
650,000	0.700%, 9/15/2017	651,054
	SLM Student Loan Trust
1,000,000	0.755%, 7/15/2022[g,h]	1,001,935
1,523,604	0.755%, 8/15/2022[g,h]	1,526,615
1,286,612	0.639%, 4/25/2023[g,h]	1,285,370
450,000	1.205%, 5/17/2027[g,h]	452,277
	U.S. Small Business Administration
570,000	3.191%, 3/10/2024	571,425
	Volvo Financial Equipment, LLC
650,000	0.740%, 3/15/2017[g]	651,197
1,000,000	0.820%, 4/16/2018[g]	997,868
	World Financial Network Credit Card Master Trust
350,000	0.535%, 12/15/2019[h]	350,049
650,000	0.910%, 3/16/2020	647,952
	World Omni Automobile Lease Securitization Trust
650,000	1.400%, 2/15/2019	655,838
	World Omni Master Owner Trust
540,000	0.505%, 2/15/2018[g,h]	540,718

	Total	36,149,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Basic Materials (0.1%)
	First Quantum Minerals, Ltd.
$355,000	6.750%, 2/15/2020[g]	$359,437
355,000	7.000%, 2/15/2021[g]	361,213
	FMG Resources Pty. Ltd.
1,259,634	6.875%, 2/1/2018[e,g]	1,327,339
	Freeport-McMoRan Copper & Gold, Inc.
614,000	2.375%, 3/15/2018	612,238
	Glencore Funding, LLC
223,000	1.700%, 5/27/2016[g]	223,750
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
630,000	8.875%, 2/1/2018	655,200
	Ineos Finance plc
630,000	7.500%, 5/1/2020[g]	691,425
	International Paper Company
117,000	5.300%, 4/1/2015	122,109
	LyondellBasell Industries NV
392,000	6.000%, 11/15/2021	459,170
	Mosaic Company
415,000	5.450%, 11/15/2033	448,677
	Rio Tinto Finance USA plc
134,000	1.375%, 6/17/2016	135,151
	Vale Overseas, Ltd.
359,000	6.250%, 1/23/2017	401,155

	Total	5,796,864

Capital Goods (0.1%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[g]	104,476
	CNH Capital, LLC
630,000	3.625%, 4/15/2018	641,025
	Eaton Corporation
118,000	1.500%, 11/2/2017	117,432
189,000	4.000%, 11/2/2032	182,823
	Harsco Corporation
349,000	2.700%, 10/15/2015	351,967
	Reynolds Group Issuer, Inc.
629,634	5.750%, 10/15/2020	659,542
	Roper Industries, Inc.
376,000	2.050%, 10/1/2018	369,770
	RSC Equipment Rental, Inc.
630,000	8.250%, 2/1/2021	704,812
	Textron, Inc.
150,000	5.600%, 12/1/2017	166,006

	Total	3,297,853

Collateralized Mortgage Obligations (0.4%)
	Citigroup Mortgage Loan Trust, Inc.
548,652	5.500%, 11/25/2035	500,948
	CitiMortgage Alternative Loan Trust
1,871,690	5.750%, 4/25/2037	1,615,177
	Countrywide Alternative Loan Trust
866,962	5.263%, 10/25/2035	713,734
492,830	6.500%, 8/25/2036	362,975
350,949	6.000%, 1/25/2037	310,398
1,688,583	5.500%, 5/25/2037	1,419,714
1,331,952	7.000%, 10/25/2037	954,791
	Countrywide Home Loans, Inc.
721,440	5.750%, 4/25/2037	651,062

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Collateralized Mortgage Obligations (0.4%) - continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
$224,618	5.500%, 10/25/2021	$215,191
571,979	6.000%, 10/25/2021	529,150
	Federal Home Loan Mortgage Corporation
1,763,997	3.000%, 2/15/2033[j]	260,835
	Federal National Mortgage Association
3,777,066	3.500%, 1/25/2033[j]	601,857
	HomeBanc Mortgage Trust
2,668,279	2.583%, 4/25/2037	1,900,970
	J.P. Morgan Mortgage Trust
163,374	2.657%, 10/25/2036	137,337
1,785,207	0.534%, 1/25/2037[h]	1,171,287
1,899,221	6.250%, 8/25/2037	1,365,063
	MASTR Alternative Loans Trust
362,906	6.500%, 7/25/2034	372,045
987,915	0.604%, 12/25/2035[h]	503,194
	Merrill Lynch Alternative Note Asset Trust
407,148	6.000%, 3/25/2037	380,527
	Residential Asset Securitization Trust
1,297,622	0.534%, 8/25/2037[h]	569,827
	Sequoia Mortgage Trust
1,077,452	2.554%, 9/20/2046	911,976
106,269	2.554%, 9/20/2046	4,333
	WaMu Mortgage Pass Through Certificates
268,153	2.355%, 9/25/2036	237,759
529,132	2.409%, 10/25/2036	457,713
3,628,774	2.057%, 11/25/2036	3,153,568

	Total	19,301,431

Commercial Mortgage-Backed Securities (0.7%)
	Banc of America Commercial Mortgage, Inc.
2,800,000	5.601%, 4/10/2049	3,092,592
3,675,000	5.598%, 6/10/2049	4,048,196
	Bear Stearns Commercial Mortgage Securities, Inc.
1,666,377	5.331%, 2/11/2044	1,807,836
	CGBAM Commercial Mortgage Trust
350,000	1.255%, 5/15/2030[g,h]	350,551
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,268,203
	Commercial Mortgage Pass-Through Certificates
780,000	1.204%, 6/8/2030[g,h]	780,497
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	3,060,210
	Credit Suisse Mortgage Capital Certificates
3,350,000	5.509%, 9/15/2039	3,604,935
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
852,315	0.727%, 12/25/2016	846,617

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Commercial Mortgage-Backed Securities (0.7%) - continued
	Government National Mortgage Association
$101,453	2.164%, 3/16/2033	$101,952
46,113	3.214%, 1/16/2040	46,732
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,922,665
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
520,000	0.855%, 4/15/2028[g,h]	518,601
850,000	1.105%, 12/15/2028[g,h]	850,014
1,300,000	5.698%, 2/12/2049	1,411,687
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	979,958
	SCG Trust
425,000	1.555%, 11/15/2026[g,h]	425,704
	Wachovia Bank Commercial Mortgage Trust
2,100,000	5.603%, 10/15/2048	2,280,300

	Total	30,397,250

Communications Services (0.3%)
	AMC Networks, Inc.
630,000	4.750%, 12/15/2022	626,850
	America Movil SAB de CV
425,000	1.234%, 9/12/2016[h]	429,738
328,000	5.000%, 10/16/2019	362,440
	American Tower Corporation
376,000	7.000%, 10/15/2017	436,765
	AT&T, Inc.
275,000	1.144%, 11/27/2018[h]	279,009
349,000	3.875%, 8/15/2021	364,006
	British Telecommunications plc
245,000	1.625%, 6/28/2016	248,213
240,000	1.250%, 2/14/2017	239,304
	CBS Corporation
301,000	8.875%, 5/15/2019	385,908
	CC Holdings GS V, LLC
133,000	2.381%, 12/15/2017	133,008
	CCO Holdings, LLC
630,000	7.375%, 6/1/2020	689,062
	CenturyLink, Inc.
630,000	5.625%, 4/1/2020	662,287
	Comcast Corporation
205,000	4.650%, 7/15/2042	204,473
252,000	4.750%, 3/1/2044	255,788
	Cox Communications, Inc.
326,000	9.375%, 1/15/2019[g]	414,907
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[g]	105,802
	DIRECTV Holdings, LLC
252,000	1.750%, 1/15/2018	248,069
212,000	5.875%, 10/1/2019	243,108
141,000	4.450%, 4/1/2024	141,398
	Hughes Satellite Systems Corporation
630,000	6.500%, 6/15/2019	691,425
	Intelsat Jackson Holdings SA
630,000	7.250%, 4/1/2019	677,250
	Level 3 Financing, Inc.
630,000	8.625%, 7/15/2020	706,387
	NBC Universal Enterprise, Inc.
390,000	0.924%, 4/15/2018[g,h]	392,290

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Communications Services (0.3%) - continued
	Nippon Telegraph & Telephone Corporation
$120,000	1.400%, 7/18/2017	$119,505
	SBA Tower Trust
105,000	5.101%, 4/17/2017[g]	112,380
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[g]	362,773
	Sprint Communications, Inc.
629,634	9.000%, 11/15/2018[g]	769,728
	Telefonica Emisiones SAU
329,000	3.992%, 2/16/2016	344,988
319,000	3.192%, 4/27/2018	326,717
	Time Warner Cable, Inc.
210,000	5.000%, 2/1/2020	229,341
336,000	6.550%, 5/1/2037	390,240
	Univision Communications, Inc.
630,000	6.875%, 5/15/2019[g]	677,250
	UPCB Finance V, Ltd.
630,000	7.250%, 11/15/2021[g]	694,575
	Verizon Communications, Inc.
87,000	1.100%, 11/1/2017	85,437
132,000	1.984%, 9/14/2018[h]	138,626
66,000	3.650%, 9/14/2018	70,259
350,000	1.003%, 6/17/2019[h]	353,026
353,000	6.400%, 9/15/2033	419,098
188,000	5.050%, 3/15/2034	192,864
66,000	6.550%, 9/15/2043	80,318
	Wind Acquisition Finance SA
630,000	11.750%, 7/15/2017[g]	663,862

	Total	14,968,474

Consumer Cyclical (0.3%)
	Chrysler Group, LLC
635,000	8.000%, 6/15/2019	695,325
	Cinemark USA, Inc.
630,000	4.875%, 6/1/2023	605,588
	Daimler Finance North America, LLC
330,000	1.098%, 8/1/2018[g,h]	333,512
	Delphi Corporation
329,000	6.125%, 5/15/2021	366,013
	Federated Retail Holdings, Inc.
75,000	5.900%, 12/1/2016	83,430
	Ford Motor Company
205,000	7.450%, 7/16/2031	263,040
	Ford Motor Credit Company, LLC
334,000	12.000%, 5/15/2015	374,890
390,000	1.487%, 5/9/2016[h]	396,518
305,000	2.375%, 1/16/2018	307,572
241,000	5.000%, 5/15/2018	265,999
	Gap, Inc.
286,000	5.950%, 4/12/2021	322,013
	General Motors Company
159,000	3.500%, 10/2/2018[g]	161,981
	General Motors Financial Company, Inc.
260,000	2.750%, 5/15/2016	263,406
630,000	3.250%, 5/15/2018	635,512
	Home Depot, Inc.
235,000	4.875%, 2/15/2044	249,825
	Hyundai Capital America
116,000	1.625%, 10/2/2015[g]	117,057
549,000	1.450%, 2/6/2017[g]	546,129

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Consumer Cyclical (0.3%) - continued
	Jaguar Land Rover Automotive plc
$630,000	5.625%, 2/1/2023[e,g]	$656,775
	KB Home
328,000	4.750%, 5/15/2019	330,460
	L Brands, Inc.
630,000	5.625%, 2/15/2022	665,437
	Lennar Corporation
630,000	4.125%, 12/1/2018	642,600
	Macy’s Retail Holdings, Inc.
57,000	3.875%, 1/15/2022	58,769
102,000	4.375%, 9/1/2023	105,588
	MasterCard, Inc.
235,000	2.000%, 4/1/2019	233,985
	Nissan Motor Acceptance Corporation
330,000	0.786%, 3/3/2017[g,h]	330,575
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	121,000
226,000	4.000%, 12/31/2018	231,650
	Toyota Motor Credit Corporation
520,000	0.526%, 5/17/2016[h]	521,997
75,000	1.750%, 5/22/2017	76,082
	TRW Automotive, Inc.
234,000	7.250%, 3/15/2017[g]	267,052
	Viacom, Inc.
206,000	2.500%, 9/1/2018	208,309
	Walgreen Company
201,000	5.250%, 1/15/2019	228,374
	Western Union Company
256,000	2.375%, 12/10/2015	261,956
	WMG Acquisition Corporation
310,000	6.750%, 4/15/2022[c,g]	311,938
	Wynn Las Vegas, LLC
630,000	5.375%, 3/15/2022[e]	657,563

	Total	11,897,920

Consumer Non-Cyclical (0.3%)
	AbbVie, Inc.
188,000	1.750%, 11/6/2017	188,594
282,000	2.000%, 11/6/2018	279,651
	Altria Group, Inc.
235,000	9.700%, 11/10/2018	308,465
330,000	4.000%, 1/31/2024	330,625
	Anheuser-Busch InBev Finance, Inc.
296,000	0.639%, 2/1/2019[h]	295,580
	Anheuser-Busch InBev Worldwide, Inc.
380,000	7.750%, 1/15/2019	470,721
	Biomet, Inc.
630,000	6.500%, 8/1/2020	678,510
	Boston Scientific Corporation
235,000	2.650%, 10/1/2018	236,774
	Bunge Limited Finance Corporation
70,000	8.500%, 6/15/2019	86,384
	Celgene Corporation
376,000	1.900%, 8/15/2017	379,324
66,000	2.300%, 8/15/2018	66,050
	CHS/Community Health Systems, Inc.
630,000	7.125%, 7/15/2020	683,550
	ConAgra Foods, Inc.
325,000	1.900%, 1/25/2018	322,256

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Consumer Non-Cyclical (0.3%) - continued
	Coventry Health Care, Inc.
$347,000	5.950%, 3/15/2017	$390,869
	CVS Caremark Corporation
116,000	1.200%, 12/5/2016	116,671
188,000	6.125%, 9/15/2039	226,693
	Endo Pharmaceuticals Holdings, Inc.
630,000	7.000%, 7/15/2019	678,825
	Express Scripts Holding Company
188,000	2.650%, 2/15/2017	194,424
	Fresenius Medical Care US Finance II, Inc.
630,000	5.875%, 1/31/2022[g]	669,375
	Hawk Acquisition Sub, Inc.
629,634	4.250%, 10/15/2020[g]	619,402
	IMS Health, Inc.
863,000	6.000%, 11/1/2020[g]	908,308
	Kroger Company
245,000	0.804%, 10/17/2016[h]	245,312
116,000	1.200%, 10/17/2016	116,116
	Lorillard Tobacco Company
120,000	2.300%, 8/21/2017[e]	122,441
142,000	8.125%, 6/23/2019	175,520
	Mattel, Inc.
235,000	1.700%, 3/15/2018	231,440
	McKesson Corporation
190,000	1.292%, 3/10/2017	189,526
	Medco Health Solutions, Inc.
301,000	7.125%, 3/15/2018	355,140
	Merck & Company, Inc.
520,000	0.596%, 5/18/2018[h]	521,085
	Mondelez International, Inc.
247,000	0.757%, 2/1/2019[h]	245,369
	Mylan, Inc.
188,000	2.600%, 6/24/2018	189,412
235,000	7.875%, 7/15/2020[g]	263,429
	Pernod Ricard SA
112,000	2.950%, 1/15/2017[g]	116,071
188,000	5.750%, 4/7/2021[g]	213,416
	Perrigo Company, Ltd.
483,000	1.300%, 11/8/2016[g]	482,015
132,000	2.300%, 11/8/2018[g]	130,567
	Roche Holdings, Inc.
50,000	7.000%, 3/1/2039[g]	69,780
	SABMiller Holdings, Inc.
320,000	2.450%, 1/15/2017[g]	329,059
	Safeway, Inc.
50,000	3.400%, 12/1/2016	52,361
	Spectrum Brands Escrow Corporation
630,000	6.375%, 11/15/2020	681,975
	Thermo Fisher Scientific, Inc.
145,000	1.300%, 2/1/2017	144,123
58,000	2.400%, 2/1/2019	57,757
	Tyson Foods, Inc.
150,000	4.500%, 6/15/2022	156,471
	Valeant Pharmaceuticals International
630,000	6.875%, 12/1/2014[g]	669,375
	Watson Pharmaceuticals, Inc.
441,000	1.875%, 10/1/2017	439,017
	WM Wrigley Jr. Company
295,000	1.400%, 10/21/2016[g]	296,254

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Consumer Non-Cyclical (0.3%) - continued
$165,000	2.000%, 10/20/2017[g]	$165,400

	Total	14,789,482

Energy (0.2%)
	BP Capital Markets plc
174,000	1.375%, 11/6/2017	173,309
	Canadian Natural Resources, Ltd.
245,000	0.609%, 3/30/2016[h]	244,880
	CNOOC, Ltd.
375,000	1.125%, 5/9/2016	374,882
	Concho Resources, Inc.
629,634	5.500%, 10/1/2022	656,393
	Continental Resources, Inc.
406,000	4.500%, 4/15/2023	420,483
	Devon Energy Corporation
232,000	1.200%, 12/15/2016	231,999
	EQT Corporation
162,000	5.150%, 3/1/2018	175,372
118,000	8.125%, 6/1/2019	143,984
	Hess Corporation
352,000	8.125%, 2/15/2019	440,686
	Linn Energy, LLC
629,634	7.250%, 11/1/2019[g]	656,393
	Lukoil International Finance BV
140,000	3.416%, 4/24/2018[g]	136,185
	MEG Energy Corporation
630,000	6.500%, 3/15/2021[g]	663,075
	Murphy Oil Corporation
87,000	2.500%, 12/1/2017	88,438
	Oasis Petroleum, Inc.
630,000	6.875%, 1/15/2023	683,550
	Offshore Group Investment, Ltd.
630,000	7.500%, 11/1/2019	670,950
	Petrobras Global Finance BV
224,000	2.000%, 5/20/2016	222,040
300,000	3.113%, 3/17/2020[h]	299,700
	Petroleos Mexicanos
100,000	3.500%, 7/18/2018	103,750
	Pioneer Natural Resources Company
60,000	5.875%, 7/15/2016	66,183
	Range Resources Corporation
630,000	5.000%, 8/15/2022	642,600
	Shell International Finance BV
395,000	0.446%, 11/15/2016[h]	395,414
	Sinopec Capital 2013, Ltd.
180,000	1.250%, 4/24/2016[g]	179,672
	Suncor Energy, Inc.
197,000	6.100%, 6/1/2018	227,541
	Transocean, Inc.
345,000	6.000%, 3/15/2018	383,664
	Weatherford International, Ltd.
110,000	9.625%, 3/1/2019	142,800

	Total	8,423,943

Financials (1.2%)
	Abbey National Treasury Services plc
132,000	3.050%, 8/23/2018	135,903
	ABN AMRO Bank NV
359,000	2.500%, 10/30/2018[g]	358,551
	Achmea Hypotheekbank NV
283,000	3.200%, 11/3/2014[g]	287,811

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Financials (1.2%) - continued
	American Express Credit Corporation
$75,000	2.375%, 3/24/2017	$77,682
350,000	0.785%, 3/18/2019[h]	350,849
	American International Group, Inc.
275,000	2.375%, 8/24/2015	280,519
165,000	3.800%, 3/22/2017	176,533
239,000	8.250%, 8/15/2018	298,748
	ANZ National International, Ltd. of London
235,000	3.125%, 8/10/2015[e,g]	242,561
	ANZ New Zealand International, Ltd.
294,000	1.400%, 4/27/2017[g]	293,080
	Aviation Capital Group Corporation
132,000	3.875%, 9/27/2016[g]	136,737
	Bank Nederlandse Gemeenten NV
227,000	1.375%, 3/19/2018[e,g]	224,796
	Bank of America Corporation
253,000	7.750%, 8/15/2015	274,992
245,000	5.750%, 8/15/2016	268,395
520,000	5.750%, 12/1/2017	588,714
777,000	1.304%, 3/22/2018[h]	785,532
495,000	5.650%, 5/1/2018	559,565
282,000	2.600%, 1/15/2019	283,112
295,000	1.103%, 4/1/2019[h]	294,714
188,000	4.000%, 4/1/2024	187,779
251,000	5.875%, 2/7/2042	290,226
	Bank of Montreal
390,000	0.842%, 4/9/2018[h]	391,391
	Bank of Nova Scotia
390,000	0.633%, 3/15/2016[h]	390,717
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
420,000	0.645%, 3/10/2017[g,h]	420,249
	Banque Federative du Credit Mutuel SA
329,000	1.087%, 1/20/2017[g,h]	329,908
	Barclays Bank plc
280,000	10.179%, 6/12/2021[g]	375,292
	BB&T Corporation
67,000	1.093%, 6/15/2018[h]	67,695
	BBVA Banco Continental SA
350,000	2.250%, 7/29/2016[g]	350,000
	BBVA US Senior SAU
419,000	4.664%, 10/9/2015	440,034
	Berkshire Hathaway Finance Corporation
300,000	0.390%, 1/10/2017[h]	300,166
160,000	1.600%, 5/15/2017	161,957
390,000	1.300%, 5/15/2018	383,437
	BNP Paribas SA
231,000	1.250%, 12/12/2016	230,999
386,000	2.375%, 9/14/2017	395,354
	BPCE SA
300,000	1.084%, 2/10/2017[h]	301,180
378,000	1.625%, 2/10/2017	377,476
	Canadian Imperial Bank of Commerce
465,000	2.600%, 7/2/2015[g]	477,992
	Capital One Bank USA NA
295,000	1.200%, 2/13/2017	293,935

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Financials (1.2%) - continued
	Capital One Financial Corporation
$260,000	0.684%, 3/22/2016[h]	$260,281
379,000	6.150%, 9/1/2016	422,968
	Citigroup, Inc.
242,000	5.000%, 9/15/2014	246,686
473,000	5.500%, 2/15/2017	522,108
300,000	0.775%, 3/10/2017[h]	299,308
230,000	6.000%, 8/15/2017	260,696
385,000	8.500%, 5/22/2019	490,521
274,000	4.050%, 7/30/2022	275,058
	CoBank ACB
120,000	0.833%, 6/15/2022[h,i]	110,400
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
228,000	3.950%, 11/9/2022	226,443
	Credit Agricole SA
535,000	1.625%, 4/15/2016[g]	542,478
	Credit Suisse AG
231,000	5.400%, 1/14/2020	257,208
	CyrusOne, LP
630,000	6.375%, 11/15/2022	664,650
	DDR Corporation
286,000	9.625%, 3/15/2016	331,271
	Discover Bank
235,000	8.700%, 11/18/2019	295,364
	Discover Financial Services
188,000	6.450%, 6/12/2017	213,555
	DnB Boligkreditt AS
605,000	1.450%, 3/21/2018[g]	594,110
	Eksportfinans ASA
80,000	3.000%, 11/17/2014	80,360
111,000	5.500%, 5/25/2016	117,105
	Fifth Third Bancorp
286,000	5.450%, 1/15/2017	315,777
	General Electric Capital Corporation
50,000	0.957%, 4/2/2018[h]	50,473
851,000	6.000%, 8/7/2019	999,040
390,000	1.233%, 3/15/2023[h]	388,690
414,000	6.750%, 3/15/2032	532,293
	Genworth Financial, Inc.
336,000	7.700%, 6/15/2020	409,379
	Goldman Sachs Group, Inc.
481,000	3.700%, 8/1/2015	498,797
280,000	2.375%, 1/22/2018	281,860
390,000	1.436%, 4/30/2018[h]	394,978
205,000	1.336%, 11/15/2018[h]	206,843
271,000	7.500%, 2/15/2019	327,853
374,000	5.375%, 3/15/2020	417,286
401,000	5.250%, 7/27/2021	443,903
	Hartford Financial Services Group, Inc.
177,000	4.000%, 10/15/2017	190,216
309,000	5.125%, 4/15/2022	343,794
	HBOS plc
354,000	6.750%, 5/21/2018[g]	401,061
	HCP, Inc.
67,000	6.000%, 1/30/2017	75,369
75,000	6.700%, 1/30/2018	87,519
	Health Care REIT, Inc.
304,000	4.700%, 9/15/2017	332,197
58,000	2.250%, 3/15/2018	58,171
	HSBC Bank plc
520,000	0.876%, 5/15/2018[g,h]	521,706

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Financials (1.2%) - continued
	HSBC Finance Corporation
$498,000	6.676%, 1/15/2021	$581,137
	HSBC Holdings plc
336,000	5.250%, 3/14/2044	339,748
	HSBC USA, Inc.
241,000	1.625%, 1/16/2018	239,011
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	66,446
	Huntington National Bank
282,000	1.350%, 8/2/2016	283,372
	Icahn Enterprises, LP
500,000	6.000%, 8/1/2020[g]	530,000
	ING Bank NV
316,000	3.750%, 3/7/2017[g]	335,925
	ING Capital Funding Trust III
265,000	3.834%, 12/29/2049[h,k]	264,337
	International Lease Finance Corporation
249,000	2.183%, 6/15/2016[h]	250,867
	Intesa Sanpaolo SPA
317,000	3.125%, 1/15/2016	324,547
141,000	3.875%, 1/16/2018	145,935
165,000	3.875%, 1/15/2019	167,831
	J.P. Morgan Chase & Company
259,000	1.125%, 2/26/2016	259,996
353,000	3.450%, 3/1/2016	369,671
210,000	0.756%, 2/15/2017[h]	210,180
445,000	2.000%, 8/15/2017	451,118
200,000	1.800%, 1/25/2018	199,537
426,000	6.300%, 4/23/2019	500,841
50,000	3.200%, 1/25/2023	48,483
372,000	7.900%, 4/29/2049[k]	420,360
	KeyBank NA
438,000	7.413%, 5/6/2015	467,671
	Kookmin Bank
334,000	1.114%, 1/27/2017[g,h]	335,347
	Liberty Mutual Group, Inc.
60,000	4.950%, 5/1/2022[g]	64,223
56,000	6.500%, 5/1/2042[g]	66,348
	Liberty Property, LP
211,000	5.500%, 12/15/2016	232,242
	Macquarie Bank, Ltd.
305,000	5.000%, 2/22/2017[g]	332,784
440,000	1.024%, 3/24/2017[g,h]	440,641
	Manufacturers and Traders Trust Company
250,000	0.611%, 1/30/2017[h]	250,247
	Merrill Lynch & Company, Inc.
400,000	6.050%, 5/16/2016	437,203
225,000	6.400%, 8/28/2017	258,295
	Mizuho Corporate Bank, Ltd.
200,000	1.850%, 3/21/2018[g]	197,950
	Morgan Stanley
120,000	4.750%, 4/1/2014[e]	120,000
150,000	1.750%, 2/25/2016	151,935
391,000	4.750%, 3/22/2017	426,710
270,000	6.250%, 8/28/2017	309,009
260,000	1.519%, 4/25/2018[h]	265,069
58,000	2.500%, 1/24/2019	57,838
250,000	4.875%, 11/1/2022	262,696
329,000	4.100%, 5/22/2023	325,665
	Murray Street Investment Trust I
605,000	4.647%, 3/9/2017	653,480
	National City Corporation
438,000	6.875%, 5/15/2019	518,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Financials (1.2%) - continued
	Nederlandse Waterschapsbank NV
$302,000	0.750%, 3/29/2016[g]	$302,858
	Nomura Holdings, Inc.
390,000	1.683%, 9/13/2016[h]	397,191
497,000	2.000%, 9/13/2016	503,180
235,000	2.750%, 3/19/2019	233,579
	Nordea Eiendomskreditt AS
453,000	2.125%, 9/22/2016[g]	465,982
	PNC Bank NA
448,000	1.150%, 11/1/2016	449,099
	Prologis, LP
370,000	7.375%, 10/30/2019	447,628
	Prudential Covered Trust
312,000	2.997%, 9/30/2015[g]	320,264
	Realty Income Corporation
58,000	2.000%, 1/31/2018	57,362
	Regions Bank
540,000	7.500%, 5/15/2018	637,303
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	114,968
252,000	5.000%, 6/1/2021	273,680
	Royal Bank of Canada
756,000	1.125%, 7/22/2016	757,832
341,000	2.200%, 7/27/2018	343,218
	Royal Bank of Scotland Group plc
237,000	5.050%, 1/8/2015	242,528
670,000	1.173%, 3/31/2017[h]	670,787
	Santander US Debt SAU
325,000	3.724%, 1/20/2015[g]	331,198
85,000	3.781%, 10/7/2015[g]	87,912
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	135,341
	Skandinaviska Enskilda Banken AB
398,000	2.375%, 3/25/2019[g]	396,931
	SLM Corporation
75,000	3.875%, 9/10/2015	77,250
138,000	6.250%, 1/25/2016	148,350
75,000	4.625%, 9/25/2017	78,844
	SpareBank 1 Boligkreditt AS
605,000	1.250%, 5/2/2018[g]	588,871
	Sumitomo Mitsui Banking Corporation
555,000	1.300%, 1/10/2017	555,000
	Suncorp-Metway, Ltd.
674,000	0.933%, 3/28/2017[g,h]	673,995
	Svensk Exportkredit AB
302,000	1.125%, 4/5/2018	295,891
	Svenska Handelsbanken AB
115,000	3.125%, 7/12/2016	120,461
282,000	1.625%, 3/21/2018	278,076
	Swedbank Hypotek AB
605,000	1.375%, 3/28/2018[g]	595,864
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[g,k]	133,750
	Toronto-Dominion Bank
360,000	2.200%, 7/29/2015[g]	368,428
195,000	0.695%, 9/9/2016[h]	195,905
	U.S. Bank NA
330,000	0.466%, 1/30/2017[h]	329,907
	UBS AG London
605,000	0.750%, 3/24/2016[g]	604,202
	UBS AG/Stamford, Connecticut
116,000	5.875%, 12/20/2017	132,910

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Financials (1.2%) - continued
	Ventas Realty, LP
$313,000	1.550%, 9/26/2016	$315,745
	Voya Financial, Inc.
344,000	2.900%, 2/15/2018	352,468
	Wachovia Corporation
390,000	0.503%, 6/15/2017[h]	387,694
	Wells Fargo & Company
754,000	1.250%, 7/20/2016	760,327
355,000	2.100%, 5/8/2017	363,495

	Total	52,262,136

Foreign Government (0.1%)
	Asian Development Bank
520,000	0.500%, 6/20/2016	518,939
	Denmark Government International Bond
520,000	0.375%, 4/25/2016[g]	518,279
	European Investment Bank
445,000	1.875%, 3/15/2019	443,265
	Export-Import Bank of Korea
116,000	1.250%, 11/20/2015	116,693
	International Finance Corporation
390,000	0.500%, 5/16/2016	388,933
	Kommunalbanken AS
175,000	2.750%, 5/5/2015[g]	179,660
520,000	0.315%, 3/18/2016[g,h]	520,152
	Kommuninvest i Sverige AB
520,000	0.500%, 6/15/2016[g]	517,819
	Province of Ontario
440,000	1.000%, 7/22/2016	442,293
	Sweden Government International Bond
100,000	0.375%, 12/22/2015[g]	99,974
500,000	0.375%, 3/29/2016[g]	498,835

	Total	4,244,842

Mortgage-Backed Securities (4.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
10,750,000	3.000%, 4/1/2029[c]	11,032,188
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
435,380	1.956%, 6/1/2043[h]	440,325
10,675,000	4.000%, 4/1/2044[c]	11,074,061
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
21,025,000	3.500%, 4/1/2029[c]	22,043,398
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
1,774,343	2.078%, 1/1/2043[h]	1,819,882
3,171,974	2.059%, 3/1/2043[h]	3,249,390
2,764,072	1.752%, 7/1/2043[h]	2,778,824
812,242	2.018%, 7/1/2043[h]	820,984
736,610	2.120%, 8/1/2043[h]	747,552
44,000,000	3.500%, 4/1/2044[c]	44,261,250
42,550,000	4.000%, 4/1/2044[c]	44,225,406
41,464,000	4.500%, 4/1/2044[c]	44,230,428

	Total	186,723,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Technology (0.1%)
	Amphenol Corporation
$188,000	2.550%, 1/30/2019	$187,306
	Cisco Systems, Inc.
300,000	0.736%, 3/1/2019[h]	301,303
	Computer Sciences Corporation
90,000	2.500%, 9/15/2015	91,860
	EMC Corporation
196,000	1.875%, 6/1/2018	195,869
	First Data Corporation
630,000	7.375%, 6/15/2019[g]	677,250
	Hewlett-Packard Company
120,000	2.125%, 9/13/2015	122,348
329,000	5.400%, 3/1/2017	365,422
247,000	1.182%, 1/14/2019[h]	247,574
	Iron Mountain, Inc.
630,000	6.000%, 8/15/2023	669,375
	Micron Semiconductor Asia Pte, Ltd.
225,000	1.258%, 1/15/2019	223,636
	Oracle Corporation
245,000	0.819%, 1/15/2019[h]	246,385
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[g]	94,178
	Tyco Electronics Group SA
193,000	6.550%, 10/1/2017	223,181
	Xerox Corporation
120,000	7.200%, 4/1/2016	134,071
	Xilinx, Inc.
240,000	2.125%, 3/15/2019	237,140

	Total	4,016,898

Transportation (<0.1%)
	American Airlines Pass Through Trust
145,560	4.950%, 1/15/2023[g]	156,113
	Avis Budget Car Rental, LLC
630,000	8.250%, 1/15/2019	675,675
	Canadian National Railway Company
120,000	0.437%, 11/6/2015[h]	120,001
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	82,722
76,000	5.750%, 3/15/2033	85,874
	Continental Airlines, Inc.
160,939	4.150%, 4/11/2024	164,158
	CSX Corporation
115,000	3.700%, 11/1/2023	113,859
	Delta Air Lines, Inc.
179,000	6.750%, 5/23/2017	189,472
108,398	4.950%, 5/23/2019	118,153
27,898	4.750%, 5/7/2020	30,166
	ERAC USA Finance, LLC
116,000	1.400%, 4/15/2016[g]	116,581
67,000	2.800%, 11/1/2018[g]	68,209
	Kansas City Southern de Mexico SA de CV
295,000	0.935%, 10/28/2016[h]	296,501
	Network Rail Infrastructure Finance plc
473,000	0.247%, 2/13/2017[g,h]	472,729
	Virgin Australia Holdings, Ltd.
110,000	5.000%, 10/23/2023[g]	114,881

	Total	2,805,094

Principal Amount	Long-Term Fixed Income (16.4%)	Value
U.S. Government and Agencies (7.4%)
	Federal Agricultural Mortgage Corporation
$360,000	2.125%, 9/15/2015	$369,309
	Federal Home Loan Mortgage Corporation
2,830,000	0.875%, 2/22/2017	2,826,400
2,835,000	1.375%, 5/1/2020	2,701,554
	Federal National Mortgage Association
700,000	4.375%, 10/15/2015	743,572
3,550,000	0.625%, 8/26/2016	3,547,916
1,870,000	1.375%, 11/15/2016	1,899,097
1,535,000	0.875%, 5/21/2018	1,493,469
405,000	6.250%, 5/15/2029	532,554
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	441,632
	U.S. Treasury Bonds
920,000	7.625%, 2/15/2025	1,342,913
4,150,000	6.500%, 11/15/2026	5,715,330
2,900,000	5.250%, 11/15/2028	3,627,720
2,050,000	4.375%, 5/15/2040	2,367,430
40,695,000	3.000%, 5/15/2042	36,689,066
	U.S. Treasury Bonds, TIPS
99,265	2.375%, 1/15/2025	116,892
64,927	2.125%, 2/15/2040	77,740
	U.S. Treasury Notes
175,000	0.250%, 4/30/2014	174,959
4,000,000	0.750%, 6/15/2014	4,005,624
1,390,000	2.625%, 2/29/2016	1,449,075
15,000,000	0.375%, 3/31/2016	14,983,590
61,200,000	0.625%, 10/15/2016	61,099,571
1,035,000	1.000%, 10/31/2016	1,042,682
2,250,000	0.625%, 12/15/2016	2,241,387
3,350,000	3.250%, 3/31/2017	3,582,668
535,000	0.625%, 5/31/2017	528,814
3,605,000	1.000%, 5/31/2018	3,539,097
38,270,000	1.250%, 10/31/2018	37,660,053
7,000,000	1.375%, 1/31/2020	6,752,816
6,490,000	1.625%, 8/15/2022	6,034,688
2,250,000	1.750%, 5/15/2023	2,084,414
41,050,000	2.500%, 8/15/2023	40,463,108
15,300,000	3.625%, 2/15/2044	15,476,899
	U.S. Treasury Notes, TIPS
29,342,171	0.125%, 4/15/2018	30,016,161
604,521	0.125%, 1/15/2022	592,242
35,692,753	0.125%, 1/15/2023	34,535,556

	Total	330,755,998

Utilities (0.2%)
	AES Corporation
630,000	7.375%, 7/1/2021	718,200
	American Electric Power Company, Inc.
116,000	1.650%, 12/15/2017	115,260
	Atlas Pipeline Partners, LP
630,000	4.750%, 11/15/2021	598,500
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	285,748
	Dayton Power and Light Company
132,000	1.875%, 9/15/2016[g]	133,888
	DCP Midstream Operating, LP
165,000	2.500%, 12/1/2017	167,727
	Dominion Resources, Inc.
376,000	1.250%, 3/15/2017	375,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (16.4%)	Value
Utilities (0.2%) - continued
	Duke Energy Corporation
$168,000	2.100%, 6/15/2018	$168,526
	Electricite de France
188,000	0.694%, 1/20/2017[g,h]	188,590
	Enel Finance International NV
137,000	3.875%, 10/7/2014[g]	139,106
84,000	6.250%, 9/15/2017[g]	95,033
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	64,604
488,000	4.650%, 6/1/2021	513,008
	Enterprise Products Operating, LLC
252,000	5.100%, 2/15/2045	260,470
	Exelon Generation Company, LLC
140,000	6.200%, 10/1/2017	158,188
300,000	5.200%, 10/1/2019	327,933
	ITC Holdings Corporation
155,000	5.875%, 9/30/2016[g]	170,083
67,000	4.050%, 7/1/2023	67,128
	MidAmerican Energy Holdings Company
182,000	1.100%, 5/15/2017[g]	180,456
345,000	5.750%, 4/1/2018	392,701
235,000	6.500%, 9/15/2037	290,624
	NiSource Finance Corporation
288,000	6.400%, 3/15/2018	332,202
166,000	6.800%, 1/15/2019	196,573
	Northeast Utilities
75,000	1.450%, 5/1/2018	72,784
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	653,625
	ONEOK Partners, LP
113,000	8.625%, 3/1/2019	141,635
	Pacific Gas & Electric Company
177,000	5.625%, 11/30/2017	200,937
	PG&E Corporation
140,000	2.400%, 3/1/2019	139,089
	PPL Capital Funding, Inc.
461,000	1.900%, 6/1/2018	453,510
54,000	3.500%, 12/1/2022	52,912
	Sempra Energy
340,000	6.150%, 6/15/2018	392,379
	Williams Partners, LP
60,000	7.250%, 2/1/2017	69,066

	Total	8,115,630

	Total Long-Term Fixed Income (cost $735,207,225)	733,947,204

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
900	Henkel AG & Company KGaA	96,879

	Total	96,879

	Total Preferred Stock (cost $82,816)	96,879

Shares	Collateral Held for Securities Loaned (0.9%)	Value
38,864,855	Thrivent Cash Management Trust	$38,864,855

	Total Collateral Held for Securities Loaned (cost $38,864,855)	38,864,855

Shares or Principal Amount	Short-Term Investments (11.8%)[l]	Value
	Federal Home Loan Bank Discount Notes
87,000,000	0.054%, 4/2/2014	86,999,870
26,000,000	0.050%, 4/4/2014	25,999,892
5,277,000	0.055%, 4/7/2014	5,276,952
25,000,000	0.044%, 4/9/2014	24,999,756
5,000,000	0.060%, 4/16/2014	4,999,871
40,000,000	0.050%, 4/17/2014	39,999,111
31,000,000	0.050%, 4/21/2014	30,999,022
64,500,000	0.070%, 4/23/2014[f]	64,497,318
50,500,000	0.052%, 4/25/2014	50,498,248
55,000,000	0.073%, 4/30/2014	54,996,774
9,000,000	0.045%, 5/2/2014	8,999,651
33,000,000	0.080%, 5/7/2014	32,997,360
11,900,000	0.120%, 5/28/2014[f]	11,897,739
400,000	0.122%, 5/30/2014[f]	399,920
8,000,000	0.065%, 6/4/2014	7,999,076
33,000,000	0.060%, 6/25/2014	32,995,325
1,300,000	0.095%, 7/18/2014[f]	1,299,629
4,100,000	0.098%, 7/30/2014[f]	4,098,663
100,000	0.095%, 8/1/2014[f]	99,968
100,000	0.110%, 8/6/2014[f]	99,961
700,000	0.090%, 8/29/2014[f]	699,738
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.100%, 5/12/2014	4,999,431
1,505,000	0.090%, 7/8/2014[f]	1,504,631
	Federal National Mortgage Association Discount Notes
29,000,000	0.050%, 6/3/2014	28,997,462
200,000	0.100%, 7/23/2014[f]	199,937
	U.S. Treasury Bills
1,000,000	0.070%, 4/24/2014	999,955

	Total Short-Term Investments (at amortized cost)	527,555,260

	Total Investments (cost $4,064,718,947) 104.6%	$4,665,701,125

	Other Assets and Liabilities, Net (4.6%)	(206,964,136)

	Total Net Assets 100.0%	$4,458,736,989

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	At March 31, 2014, $42,645,742 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $53,738,748 or 1.2% of total net assets.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
i

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Portfolio owned as of March 31, 2014.

Security	Acquisition Date	Cost
CoBank ACB, 6/15/2022	10/18/2013	$111,422
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	456,612
FNA Trust, 1/10/2018	4/29/2013	387,500

j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$627,263,107
Gross unrealized depreciation	(26,280,929)

Net unrealized appreciation (depreciation)	$600,982,178

Cost for federal income tax purposes	$4,064,718,947

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,633,825	–	3,633,825	–
Capital Goods	2,279,872	–	2,279,872	–
Communications Services	23,144,825	–	23,144,825	–
Consumer Cyclical	23,965,498	–	23,965,498	–
Consumer Non-Cyclical	10,846,688	–	10,846,688	–
Energy	7,136,145	–	7,136,145	–
Financials	4,529,731	–	4,529,731	–
Technology	4,899,215	–	4,899,215	–
Transportation	2,887,108	–	2,887,108	–
Utilities	4,119,765	–	4,119,765	–
Mutual Funds
Equity Mutual Funds	1,712,482,975	1,712,482,975	–	–
Fixed Income Mutual Funds	317,448,046	317,448,046	–	–
Common Stock
Consumer Discretionary	192,960,566	186,937,280	6,023,286	–
Consumer Staples	64,598,987	55,809,657	8,789,330	–
Energy	138,539,986	136,703,046	1,836,940	–
Financials	220,875,558	213,801,346	7,074,212	–
Health Care	160,966,192	157,565,089	3,401,103	–
Industrials	154,585,618	148,927,179	5,658,439	–
Information Technology	248,466,770	245,421,599	3,045,171	–
Materials	32,667,371	31,024,984	1,642,387	–
Telecommunications Services	14,453,199	12,573,492	1,879,707	–
Utilities	19,748,987	18,794,932	954,055	–
Long-Term Fixed Income
Asset-Backed Securities	36,149,701	–	34,738,568	1,411,133
Basic Materials	5,796,864	–	5,796,864	–
Capital Goods	3,297,853	–	3,297,853	–
Collateralized Mortgage Obligations	19,301,431	–	19,301,431	–
Commercial Mortgage-Backed Securities	30,397,250	–	30,397,250	–
Communications Services	14,968,474	–	14,968,474	–
Consumer Cyclical	11,897,920	–	11,897,920	–
Consumer Non-Cyclical	14,789,482	–	14,789,482	–
Energy	8,423,943	–	8,423,943	–
Financials	52,262,136	–	52,151,736	110,400
Foreign Government	4,244,842	–	4,244,842	–
Mortgage-Backed Securities	186,723,688	–	186,723,688	–
Technology	4,016,898	–	4,016,898	–
Transportation	2,805,094	–	2,805,094	–
U.S. Government and Agencies	330,755,998	–	330,755,998	–
Utilities	8,115,630	–	8,115,630	–
Preferred Stock
Consumer Staples	96,879	–	96,879	–
Collateral Held for Securities Loaned	38,864,855	38,864,855	–	–
Short-Term Investments	527,555,260	–	527,555,260	–

Total	$4,665,701,125	$3,276,354,480	$1,387,825,112	$1,521,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	18,278,627	9,052,092	9,226,535	–

Total Asset Derivatives	$18,278,627	$9,052,092	$9,226,535	$–

Liability Derivatives
Futures Contracts	551,004	551,004	–	–

Total Liability Derivatives	$551,004	$551,004	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(110)	June 2014	($24,180,759)	($24,151,875)	$28,884
5-Yr. U.S. Treasury Bond Futures	(1,965)	June 2014	(235,051,405)	(233,742,901)	1,308,504
10-Yr. U.S. Treasury Bond Futures	(265)	June 2014	(32,977,199)	(32,727,500)	249,699
30-Yr. U.S. Treasury Bond Futures	900	June 2014	119,073,956	119,896,875	822,919
Eurex EURO STOXX 50 Futures	5,521	June 2014	226,408,744	235,635,279	9,226,535
Mini MSCI EAFE Index Futures	496	June 2014	46,301,183	46,996,001	694,818
Russell 2000 Index Mini-Futures	(922)	June 2014	(109,485,379)	(107,920,100)	1,565,279
S&P 400 Index Mini-Futures	(1,480)	June 2014	(202,934,196)	(203,485,200)	(551,004)
S&P 500 Index Futures	635	June 2014	292,055,010	296,005,250	3,950,240
Ultra Long Term U.S. Treasury Bond Futures	195	June 2014	27,739,657	28,171,406	431,749
Total Futures Contracts					$17,727,623

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Partner Small Cap Growth	$99,350,542	$–	$–	5,165,495	$98,052,454	$–
Partner Small Cap Value	95,754,838	–	–	3,387,094	96,705,933	–
Small Cap Stock	80,744,824	–	–	4,544,703	81,367,902	–
Partner Mid Cap Value	120,947,314	–	–	6,555,161	125,475,619	–
Mid Cap Stock	250,137,905	–	–	14,161,368	262,449,799	–
Partner Worldwide Allocation	469,014,832	–	–	46,799,927	476,011,422	–
Large Cap Value	296,898,574	–	–	19,051,500	304,770,654	–
Large Cap Stock	261,579,999	–	–	22,150,339	267,649,192	–
High Yield	126,092,487	1,916,977	120,559	25,224,386	129,648,297	1,916,572
Income	141,401,371	1,373,259	168,782	13,783,747	145,287,587	1,388,771
Limited Maturity Bond	42,310,425	170,212	96,447	4,316,438	42,512,162	171,783
Cash Management Trust- Collateral Investment	34,022,252	56,964,452	52,121,849	38,864,855	38,864,855	73,012
Total Value and Income Earned	2,018,255,363				2,068,795,876	3,550,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.0%)[a]	Value
Basic Materials (0.2%)
	Alpha Natural Resources, Inc., Term Loan
$4,258,493	3.500%, 5/22/2020	$4,126,309
	Axalta Coating Systems US Holdings, Inc.,Term Loan
2,977,500	4.000%, 2/1/2020	2,977,500
	Fortescue Metals Group, Ltd., Term Loan
2,186,811	4.250%, 6/30/2019	2,202,578
	HCA, Inc., Term Loan
1,492,500	2.903%, 3/31/2017	1,491,201
	Ineos Group Holdings, Ltd., Term Loan
3,889,590	3.750%, 5/4/2018	3,863,880
	Tronox Pigments BV, Term Loan
1,280,325	4.500%, 3/19/2020	1,286,893

	Total	15,948,361

Capital Goods (0.1%)
	Berry Plastics Group, Inc., Term Loan
6,355,800	3.500%, 2/8/2020	6,324,021
	Silver II Borrower, Term Loan
1,652,894	4.000%, 12/13/2019	1,648,249

	Total	7,972,270

Communications Services (1.2%)
	Atlantic Broadband Penn, LLC, Term Loan
1,334,675	3.250%, 11/30/2019	1,326,667
	Cequel Communications, LLC, Term Loan
2,133,232	3.500%, 2/14/2019	2,132,336
	Charter Communications Operating, LLC, Term Loan
853,550	3.000%, 7/1/2020	845,655
4,466,250	3.000%, 12/31/2020	4,423,597
	Clear Channel Communications, Inc., Term Loan
63,482	3.803%, 1/29/2016	62,695
3,645,169	6.903%, 1/30/2019	3,567,345
1,172,348	7.653%, 7/30/2019	1,170,484
	Cumulus Media Holdings, Inc., Term Loan
3,222,900	4.250%, 12/23/2020	3,234,986
	Fairpoint Communications, Term Loan
4,237,200	7.500%, 2/14/2019	4,366,604
	Grande Communications Networks, LLC, Term Loan
2,590,425	4.500%, 5/29/2020	2,585,581
	Hargray Communications Group, Inc., Term Loan
3,682,175	4.750%, 6/26/2019	3,718,997
	Integra Telecom Holdings, Inc., Term Loan
2,583,900	5.250%, 2/22/2019	2,594,985
1,010,000	9.750%, 2/21/2020	1,032,220
	Level 3 Communications, Inc., Term Loan
3,305,000	4.000%, 1/15/2020	3,309,131
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,665,338	6.000%, 6/9/2017	1,669,501

Principal Amount	Bank Loans (4.0%)[a]	Value
Communications Services (1.2%) - continued
	LTS Buyer, LLC, Term Loan
$3,213,959	4.000%, 4/13/2020	$3,191,879
135,988	8.000%, 4/12/2021	138,197
	Mediacom Broadband, LLC, Term Loan
1,334,675	4.000%, 1/20/2020	1,334,675
	NEP Broadcasting, LLC, Term Loan
242,857	9.500%, 7/22/2020	248,727
	NTelos, Inc., Term Loan
1,255,875	5.750%, 11/9/2019	1,244,359
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,437,878	4.669%, 7/31/2018	1,440,279
	Syniverse Holdings, Inc., Term Loan
3,315,764	4.000%, 4/23/2019	3,317,156
	TNS, Inc., Term Loan
5,600,556	5.000%, 2/14/2020	5,623,910
	Univision Communications, Inc., Term Loan
3,794,007	4.000%, 3/1/2020	3,798,218
	Virgin Media Investment Holdings, Ltd., Term Loan
7,500,000	3.500%, 6/8/2020	7,479,975
	Visant Corporation, Term Loan
3,915,017	5.250%, 12/22/2016	3,879,939
	WideOpenWest Finance, LLC, Term Loan
5,643,000	4.750%, 4/1/2019	5,644,749
	XO Communications, LLC, Term Loan
2,850,000	0.000%, 3/20/2021[b,c]	2,864,250
	Yankee Cable Acquisition, LLC, Term Loan
3,832,815	4.500%, 3/1/2020	3,858,687
	Zayo Group, LLC, Term Loan
6,904,011	4.000%, 7/2/2019	6,905,737

	Total	87,011,521

Consumer Cyclical (1.0%)
	Bally Technologies, Inc., Term Loan
4,054,625	4.250%, 11/25/2020	4,069,830
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,893,406	4.250%, 2/23/2017	1,900,506
	Cengage Learning Aquisitions, Term Loan
6,040,000	0.000%, 3/31/2020[b,c]	6,102,937
	Cenveo Corporation, Term Loan
2,224,467	6.250%, 2/13/2017	2,252,272
	Ceridian Corporation, Term Loan
1,385,161	4.404%, 5/9/2017	1,390,009
	Chrysler Group, LLC, Term Loan
2,915,615	3.500%, 5/24/2017	2,913,808
	Golden Nugget, Inc., Delayed Draw
529,672	5.500%, 11/21/2019	540,928
	Golden Nugget, Inc., Term Loan
1,235,902	5.500%, 11/21/2019	1,262,165

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.0%)[a]	Value
Consumer Cyclical (1.0%) - continued
	Hilton Worldwide Finance, LLC, Term Loan
$6,372,368	3.500%, 10/26/2020	$6,379,760
	J.C. Penney Corporation, Inc., Term Loan
3,950,150	6.000%, 5/22/2018	3,927,121
	Las Vegas Sands, LLC, Term Loan
2,144,625	3.250%, 12/19/2020	2,140,915
	Marina District Finance Company, Inc., Term Loan
2,728,163	6.750%, 8/15/2018	2,764,529
	MGM Resorts International, Term Loan
2,636,625	3.500%, 12/20/2019	2,629,216
	Mohegan Tribal Gaming Authority, Term Loan
6,783,000	5.500%, 11/19/2019	6,914,454
	NEP/NCP Holdco, Inc., Term Loan
9,345,600	3.738%, 1/22/2020	9,365,039
	Rite Aid Corporation, Term Loan
635,200	3.500%, 2/21/2020	634,209
1,285,000	5.750%, 8/21/2020	1,311,510
	ROC Finance, LLC, Term Loan
6,198,850	5.000%, 6/20/2019	6,051,627
	Scientific Games International, Inc., Term Loan
5,685,750	4.250%, 10/18/2020	5,685,750
	Seminole Indian Tribe of Florida, Term Loan
1,501,950	3.000%, 4/29/2020	1,496,318
	Seven Seas Cruises S de RL, LLC, Term Loan
2,523,775	3.750%, 12/21/2018	2,523,775
	Toys R Us, Inc., Term Loan
2,580,628	5.250%, 5/25/2018	2,148,373

	Total	74,405,051

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
6,929,308	4.750%, 3/21/2019	6,969,706
	Biomet, Inc., Term Loan
2,580,500	3.662%, 7/25/2017	2,582,229
	Catalina Marketing Corporation, Term Loan
2,985,000	5.250%, 10/12/2020	2,981,269
	CHS/Community Health Systems, Inc., Term Loan
461,285	3.469%, 1/25/2017	464,080
1,229,478	4.250%, 1/27/2021	1,238,932
	Del Monte Corporation, Term Loan
843,718	3.500%, 3/9/2020	841,086
	DJO Finance, LLC, Term Loan
2,945,313	4.750%, 9/15/2017	2,953,589
	Hologic, Inc., Term Loan
1,627,698	3.250%, 8/1/2019	1,620,244
	JBS USA, LLC, Term Loan
2,816,296	3.750%, 5/25/2018	2,809,255
	McGraw-Hill Global Education, LLC, Term Loan
3,522,719	5.750%, 3/22/2019[b,c]	3,544,736
	McJunkin Red Man Corporation, Term Loan
2,154,175	4.750%, 11/8/2019	2,178,862

Principal Amount	Bank Loans (4.0%)[a]	Value
Consumer Non-Cyclical (0.6%) - continued
	Roundy’s Supermarkets, Inc., Term Loan
$3,503,991	5.750%, 3/3/2021	$3,505,463
	Supervalu, Inc., Term Loan
8,112,089	4.500%, 3/21/2019	8,118,822
	Van Wagner Communications, LLC, Term Loan
2,354,150	6.272%, 8/3/2018	2,378,421

	Total	42,186,694

Energy (0.2%)
	Arch Coal, Inc., Term Loan
3,477,643	6.250%, 5/16/2018	3,424,505
	Chesapeake Energy Corporation, Term Loan
5,600,000	5.750%, 12/2/2017	5,721,352
	Fieldwood Energy, LLC, Term Loan
2,089,503	3.875%, 9/28/2018	2,089,127
660,000	8.375%, 9/30/2020	686,538
	Offshore Group Investment, Ltd., Term Loan
3,351,150	5.750%, 3/28/2019	3,382,584
	Pacific Drilling SA, Term Loan
2,406,813	4.500%, 6/3/2018	2,414,635

	Total	17,718,741

Financials (0.3%)
	GEO Group, Inc., Term Loan
854,542	3.250%, 4/3/2020	853,115
	Harland Clarke Holdings Corporation, Term Loan
4,582,438	7.000%, 5/22/2018	4,642,009
496,875	6.000%, 8/4/2019	499,359
	Intelsat Jackson Holdings SA, Term Loan
2,274,236	3.750%, 6/30/2019	2,277,784
	MoneyGram International, Inc., Term Loan
3,410,550	4.250%, 3/27/2020	3,414,813
	MPH Acquisition Holdings, LLC, Term Loan
2,500,000	5.000%, 3/31/2021	2,493,750
	TransUnion, LLC, Term Loan
7,850,000	0.000%, 3/21/2021[b,c]	7,863,110
	WaveDivision Holdings, LLC, Term Loan
3,614,250	4.000%, 10/12/2019	3,613,094

	Total	25,657,034

Technology (0.2%)
	First Data Corporation Extended, Term Loan
7,025,000	4.155%, 3/23/2018	7,036,732
	First Data Corporation, Term Loan
1,355,000	4.155%, 9/24/2018	1,356,314
	Freescale Semiconductor, Inc., Term Loan
3,075,652	4.250%, 2/28/2020	3,086,202
3,134,250	5.000%, 1/15/2021	3,162,960
	Infor US, Inc., Term Loan
1,833,002	3.750%, 6/3/2020	1,826,128

	Total	16,468,336

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.0%)[a]	Value
Transportation (0.1%)
	American Airlines, Inc., Term Loan
$3,682,175	3.750%, 6/27/2019	$3,692,043
	Delta Air Lines, Inc., Term Loan
3,011,129	3.500%, 4/20/2017	3,013,267
	United Air Lines, Inc., Term Loan
2,133,450	3.500%, 3/31/2021	2,132,917

	Total	8,838,227

Utilities (0.1%)
	ADS Waste Holdings, Inc., Term Loan
2,345,313	3.750%, 10/9/2019	2,339,121
	Calpine Corporation, Term Loan
631,857	4.000%, 4/1/2018	633,260
2,669,350	4.000%, 10/9/2019	2,674,368
	Intergen NV, Term Loan
1,707,100	5.500%, 6/15/2020	1,722,037
	NGPL PipeCo, LLC, Term Loan
2,355,377	6.750%, 9/15/2017	2,295,315

	Total	9,664,101

	Total Bank Loans (cost $304,753,343)	305,870,336

Shares	Mutual Funds (40.6%)	Value
Equity Mutual Funds (24.3%)
5,821,599	Thrivent Partner Small Cap Growth Portfolio	110,506,762
4,368,749	Thrivent Partner Small Cap Value Portfolio	124,733,450
3,609,909	Thrivent Small Cap Stock Portfolio	64,631,451
6,230,477	Thrivent Partner Mid Cap Value Portfolio	119,260,681
11,698,088	Thrivent Mid Cap Stock Portfolio	216,798,330
53,352,913	Thrivent Partner Worldwide Allocation Portfolio	542,663,144
26,506,659	Thrivent Large Cap Value Portfolio	424,032,318
20,525,262	Thrivent Large Cap Stock Portfolio	248,012,904

	Total	1,850,639,040

Fixed Income Mutual Funds (16.3%)
39,263,377	Thrivent High Yield Portfolio	201,805,906
60,857,772	Thrivent Income Portfolio	641,471,346
40,479,483	Thrivent Limited Maturity Bond Portfolio	398,678,382

	Total	1,241,955,634

	Total Mutual Funds (cost $2,643,809,437)	3,092,594,674

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Asset-Backed Securities (1.1%)
	Access Group, Inc.
1,213,965	0.654%, 2/25/2036[d,e]	1,206,519
	Ally Auto Receivables Trust 2013-SN1
1,680,000	0.720%, 5/20/2016	1,681,613
	Avis Budget Rental Car Funding AESOP, LLC
828,520	2.370%, 11/20/2014[d]	834,842
	BA Credit Card Trust
1,750,000	0.530%, 6/15/2021[e]	1,752,573

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Asset-Backed Securities (1.1%) - continued
	Barclays Dryrock Issuance Trust
$3,500,000	0.530%, 12/16/2019[e]	$3,502,030
	Chase Issuance Trust
2,400,000	1.150%, 1/15/2019	2,399,976
	Chesapeake Funding, LLC
3,000,000	0.606%, 1/7/2025[d,e]	3,003,240
	Citibank Credit Card Issuance Trust
3,800,000	0.025%, 2/22/2019	3,780,738
	Countrywide Asset-Backed Certificates
2,048,184	5.530%, 4/25/2047	1,863,821
	DT Auto Owner Trust
284,913	0.750%, 5/16/2016[d]	285,045
	Edlinc Student Loan Funding Trust
125,630	3.226%, 10/1/2025[e,f]	125,630
	Enterprise Fleet Financing, LLC
3,900,000	1.060%, 3/20/2019[d]	3,912,457
1,500,000	0.870%, 9/20/2019[d]	1,498,734
	Federal National Mortgage Association
1,230,892	0.595%, 8/25/2015	1,233,082
3,200,000	0.478%, 9/25/2015	3,199,955
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
1,267,876	0.679%, 1/15/2019	1,267,530
	FNA Trust
834,651	1.980%, 1/10/2018[f]	833,065
	GE Dealer Floorplan Master Note Trust
1,680,000	0.557%, 4/20/2018[e]	1,684,528
	GE Equipment Transportation, LLC
1,400,000	0.690%, 11/25/2016	1,400,804
	Golden Credit Card Trust
150,000	0.405%, 2/15/2018[d,e]	150,057
2,000,000	0.585%, 9/15/2018[d,e]	2,006,454
	GreatAmerica Leasing Receivables
4,000,000	0.610%, 5/15/2016[d]	3,999,112
	Hertz Fleet Lease Funding, LP
3,225,000	0.704%, 9/10/2016[d,e]	3,231,908
	HLSS Servicer Advance Receivables Backed Notes
2,750,000	1.287%, 9/15/2044[d]	2,754,125
	Hyundai Auto Receivables Trust
1,680,000	0.710%, 9/15/2017	1,685,082
	Hyundai Floorplan Master Owner Trust
1,890,000	0.505%, 5/15/2018[d,e]	1,893,774
	Master Credit Card Trust
1,139,600	0.780%, 4/21/2017[d]	1,141,227
	Morgan Stanley Capital, Inc.
3,109,567	0.304%, 2/25/2037[e]	1,711,727
	Motor plc
1,810,667	0.654%, 2/15/2021[d]	1,812,298
	Nissan Master Owner Trust Receivables
250,000	0.455%, 2/15/2018[e]	250,238
	Ohio Phase-In-Recovery Funding, LLC
4,000,000	0.958%, 7/2/2018	4,016,332
	Penarth Master Issuer plc
3,185,000	0.547%, 11/18/2017[d,e]	3,190,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Asset-Backed Securities (1.1%) - continued
	Renaissance Home Equity Loan Trust
$6,500,000	6.011%, 5/25/2036	$4,742,627
3,748,734	5.580%, 11/25/2036	2,250,950
	Santander Drive Auto Receivables Trust
1,400,000	0.700%, 9/15/2017	1,402,269
	SLM Student Loan Trust
3,500,000	0.755%, 7/15/2022[d,e]	3,506,773
593,815	0.755%, 8/15/2022[d,e]	594,988
3,216,529	0.639%, 4/25/2023[d,e]	3,213,425
125,000	1.205%, 5/17/2027[d,e]	125,632
	U.S. Small Business Administration
1,000,000	3.191%, 3/10/2024	1,002,500
	Volvo Financial Equipment, LLC
1,400,000	0.740%, 3/15/2017[d]	1,402,577
2,000,000	0.820%, 4/16/2018[d]	1,995,736
	World Financial Network Credit Card Master Trust
1,300,000	0.535%, 12/15/2019[e]	1,300,181
1,400,000	0.910%, 3/16/2020	1,395,589
	World Omni Automobile Lease Securitization Trust
2,600,000	1.400%, 2/15/2019	2,623,353
	World Omni Master Owner Trust
150,000	0.505%, 2/15/2018[d,e]	150,199

	Total	89,015,545

Basic Materials (0.2%)
	First Quantum Minerals, Ltd.
621,000	6.750%, 2/15/2020[d]	628,762
621,000	7.000%, 2/15/2021[d]	631,867
	FMG Resources Pty. Ltd.
2,201,432	6.875%, 2/1/2018[d,g]	2,319,759
	Freeport-McMoRan Copper & Gold, Inc.
1,580,000	2.375%, 3/15/2018	1,575,465
	Glencore Funding, LLC
781,000	1.700%, 5/27/2016[d]	783,626
840,000	1.599%, 1/15/2019[d,e]	837,309
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,100,000	8.875%, 2/1/2018	1,144,000
	Ineos Finance plc
1,100,000	7.500%, 5/1/2020[d]	1,207,250
	International Paper Company
560,000	5.300%, 4/1/2015	584,453
	LyondellBasell Industries NV
1,280,000	6.000%, 11/15/2021	1,499,331
	Mosaic Company
1,339,000	5.450%, 11/15/2033	1,447,659
	Rio Tinto Finance USA plc
588,000	1.375%, 6/17/2016	593,052
	Vale Overseas, Ltd.
1,202,000	6.250%, 1/23/2017	1,343,144

	Total	14,595,677

Capital Goods (0.1%)
	BAE Systems plc
640,000	3.500%, 10/11/2016[d]	668,644
	CNH Capital, LLC
1,100,000	3.625%, 4/15/2018	1,119,250

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Capital Goods (0.1%) - continued
	Eaton Corporation
$395,000	1.500%, 11/2/2017	$393,098
640,000	4.000%, 11/2/2032	619,085
	Harsco Corporation
1,197,000	2.700%, 10/15/2015	1,207,175
	Reynolds Group Issuer, Inc.
1,101,432	5.750%, 10/15/2020	1,153,750
	Roper Industries, Inc.
1,280,000	2.050%, 10/1/2018	1,258,790
	RSC Equipment Rental, Inc.
1,100,000	8.250%, 2/1/2021	1,230,625
	Textron, Inc.
785,000	5.600%, 12/1/2017	868,767

	Total	8,519,184

Collateralized Mortgage Obligations (0.7%)
	Alternative Loan Trust
1,833,840	6.000%, 6/25/2036	1,623,376
	Citigroup Mortgage Loan Trust, Inc.
1,280,188	5.500%, 11/25/2035	1,168,879
	CitiMortgage Alternative Loan Trust
4,278,148	5.750%, 4/25/2037	3,691,832
	Countrywide Alternative Loan Trust
3,279,380	5.263%, 10/25/2035	2,699,776
1,760,459	6.000%, 4/25/2036	1,517,896
818,881	6.000%, 1/25/2037	724,261
4,897,362	5.500%, 5/25/2037	4,117,564
3,858,744	7.000%, 10/25/2037	2,766,087
	Countrywide Home Loans, Inc.
1,623,240	5.750%, 4/25/2037	1,464,889
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
524,108	5.500%, 10/25/2021	502,113
1,315,191	6.000%, 10/25/2021	1,216,711
	Federal Home Loan Mortgage Corporation
5,941,885	3.000%, 2/15/2033[h]	878,602
	Federal National Mortgage Association
12,832,923	3.500%, 1/25/2033[h]	2,044,865
	GSR Mortgage Loan Trust
1,547,770	0.344%, 8/25/2046[e]	1,499,735
	HomeBanc Mortgage Trust
2,216,393	2.583%, 4/25/2037	1,579,031
	J.P. Morgan Mortgage Trust
909,574	2.783%, 6/25/2036	775,551
381,207	2.657%, 10/25/2036	320,453
4,941,198	0.534%, 1/25/2037[e]	3,241,954
5,097,909	6.250%, 8/25/2037	3,664,117
	MASTR Alternative Loans Trust
842,878	6.500%, 7/25/2034	864,104
2,943,582	0.604%, 12/25/2035[e]	1,499,313
	Merrill Lynch Alternative Note Asset Trust
950,013	6.000%, 3/25/2037	887,897
	Residential Asset Securitization Trust
3,918,818	0.534%, 8/25/2037[e]	1,720,878
	Sequoia Mortgage Trust
268,330	2.554%, 9/20/2046	10,940
4,309,807	2.554%, 9/20/2046	3,647,903

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Collateralized Mortgage Obligations (0.7%) - continued
	WaMu Mortgage Pass Through Certificates
$375,414	2.355%, 9/25/2036	$332,863
1,317,431	2.409%, 10/25/2036	1,139,611
3,628,774	2.057%, 11/25/2036	3,153,568

	Total	48,754,769

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
7,200,000	5.601%, 4/10/2049	7,952,378
4,975,000	5.598%, 6/10/2049	5,480,211
	Bear Stearns Commercial Mortgage Securities, Inc.
3,410,713	5.331%, 2/11/2044	3,700,248
	CGBAM Commercial Mortgage Trust
5,460,000	1.255%, 5/15/2030[d,e]	5,468,600
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,283,233
	Commercial Mortgage Pass-Through Certificates
1,680,000	1.204%, 6/8/2030[d,e]	1,681,070
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,869,110
	Credit Suisse Mortgage Capital Certificates
8,875,000	5.509%, 9/15/2039	9,550,388
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
236,754	0.727%, 12/25/2016	235,172
	Government National Mortgage Association
133,090	2.164%, 3/16/2033	133,744
60,492	3.214%, 1/16/2040	61,305
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	5,108,797
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,120,000	0.855%, 4/15/2028[d,e]	1,116,987
2,300,000	1.105%, 12/15/2028[d,e]	2,300,039
3,650,000	5.698%, 2/12/2049	3,963,583
	Morgan Stanley Capital, Inc.
2,650,000	5.406%, 3/15/2044	2,885,431
	SCG Trust
1,150,000	1.555%, 11/15/2026[d,e]	1,151,904
	Wachovia Bank Commercial Mortgage Trust
5,400,000	5.603%, 10/15/2048	5,863,628

	Total	67,805,828

Communications Services (0.5%)
	AMC Networks, Inc.
1,100,000	4.750%, 12/15/2022	1,094,500
	America Movil SAB de CV
1,125,000	1.234%, 9/12/2016[e]	1,137,541
1,114,000	5.000%, 10/16/2019	1,230,970

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Communications Services (0.5%) - continued
	American Tower Corporation
$1,280,000	7.000%, 10/15/2017	$1,486,859
	AT&T, Inc.
760,000	1.144%, 11/27/2018[e]	771,080
1,212,000	3.875%, 8/15/2021	1,264,111
	British Telecommunications plc
829,000	1.625%, 6/28/2016	839,871
645,000	1.250%, 2/14/2017	643,129
	CBS Corporation
1,080,000	8.875%, 5/15/2019	1,384,654
	CC Holdings GS V, LLC
690,000	2.381%, 12/15/2017	690,040
	CCO Holdings, LLC
1,100,000	7.375%, 6/1/2020	1,203,125
	CenturyLink, Inc.
1,100,000	5.625%, 4/1/2020	1,156,375
	Columbus International, Inc.
600,000	7.375%, 3/30/2021[d]	617,250
	Comcast Corporation
539,000	4.650%, 7/15/2042	537,614
990,000	4.750%, 3/1/2044	1,004,883
	Cox Communications, Inc.
1,167,000	9.375%, 1/15/2019[d]	1,485,264
	Crown Castle Towers, LLC
540,000	4.174%, 8/15/2017[d]	571,333
	DIRECTV Holdings, LLC
988,000	1.750%, 1/15/2018	972,587
707,000	5.875%, 10/1/2019	810,741
480,000	4.450%, 4/1/2024	481,354
	Hughes Satellite Systems Corporation
1,100,000	6.500%, 6/15/2019	1,207,250
	Intelsat Jackson Holdings SA
1,100,000	7.250%, 4/1/2019	1,182,500
	Level 3 Financing, Inc.
1,100,000	8.625%, 7/15/2020	1,233,375
	NBC Universal Enterprise, Inc.
840,000	0.924%, 4/15/2018[d,e]	844,932
	Nippon Telegraph & Telephone Corporation
584,000	1.400%, 7/18/2017	581,589
	SBA Tower Trust
575,000	5.101%, 4/17/2017[d]	615,416
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[d]	1,028,684
	Sprint Communications, Inc.
1,101,432	9.000%, 11/15/2018[d]	1,346,501
	Telefonica Emisiones SAU
1,120,000	3.992%, 2/16/2016	1,174,429
1,110,000	3.192%, 4/27/2018	1,136,852
	Time Warner Cable, Inc.
825,000	5.000%, 2/1/2020	900,984
1,320,000	6.550%, 5/1/2037	1,533,088
	Univision Communications, Inc.
1,100,000	6.875%, 5/15/2019[d]	1,182,500
	UPCB Finance V, Ltd.
1,100,000	7.250%, 11/15/2021[d]	1,212,750
	Verizon Communications, Inc.
453,000	1.100%, 11/1/2017	444,860
608,000	1.984%, 9/14/2018[e]	638,519
304,000	3.650%, 9/14/2018	323,618
945,000	1.003%, 6/17/2019[e]	953,170
1,212,000	6.400%, 9/15/2033	1,438,943
650,000	5.050%, 3/15/2034	666,818

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Communications Services (0.5%) - continued
$304,000	6.550%, 9/15/2043	$369,948
	Wind Acquisition Finance SA
1,100,000	11.750%, 7/15/2017[d]	1,159,125

	Total	40,559,132

Consumer Cyclical (0.4%)
	American Honda Finance Corporation
1,120,000	0.609%, 5/26/2016[d,e]	1,124,973
	Chrysler Group, LLC
1,115,000	8.000%, 6/15/2019	1,220,925
	Cinemark USA, Inc.
1,100,000	4.875%, 6/1/2023	1,057,375
	Daimler Finance North America, LLC
870,000	1.098%, 8/1/2018[d,e]	879,259
	Delphi Corporation
1,118,000	6.125%, 5/15/2021	1,243,775
	Federated Retail Holdings, Inc.
357,000	5.900%, 12/1/2016	397,125
	Ford Motor Company
625,000	7.450%, 7/16/2031	801,951
	Ford Motor Credit Company, LLC
1,175,000	12.000%, 5/15/2015	1,318,848
840,000	1.487%, 5/9/2016[e]	854,038
1,050,000	2.375%, 1/16/2018	1,058,854
874,000	5.000%, 5/15/2018	964,659
	Gap, Inc.
960,000	5.950%, 4/12/2021	1,080,884
	General Motors Company
586,000	3.500%, 10/2/2018[d]	596,987
	General Motors Financial Company, Inc.
890,000	2.750%, 5/15/2016	901,659
1,100,000	3.250%, 5/15/2018	1,109,625
	Home Depot, Inc.
800,000	4.875%, 2/15/2044	850,470
	Hyundai Capital America
604,000	1.625%, 10/2/2015[d]	609,505
1,823,000	1.450%, 2/6/2017[d]	1,813,468
	Jaguar Land Rover Automotive plc
1,100,000	5.625%, 2/1/2023[d,g]	1,146,750
	KB Home
615,000	4.750%, 5/15/2019	619,612
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,161,875
	Lennar Corporation
1,100,000	4.125%, 12/1/2018	1,122,000
	Macy’s Retail Holdings, Inc.
300,000	3.875%, 1/15/2022	309,310
419,000	4.375%, 9/1/2023	433,741
	MasterCard, Inc.
655,000	2.000%, 4/1/2019	652,171
	Nissan Motor Acceptance Corporation
1,130,000	0.786%, 3/3/2017[d,e]	1,131,968
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017	750,200
684,000	4.000%, 12/31/2018	701,100
	Toyota Motor Credit Corporation
1,120,000	0.526%, 5/17/2016[e]	1,124,302
380,000	1.750%, 5/22/2017	385,484
	TRW Automotive, Inc.
860,000	7.250%, 3/15/2017[d]	981,475

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Consumer Cyclical (0.4%) - continued
	Viacom, Inc.
$640,000	2.500%, 9/1/2018	$647,174
	Walgreen Company
892,000	5.250%, 1/15/2019	1,013,482
	Western Union Company
825,000	2.375%, 12/10/2015	844,193
	WMG Acquisition Corporation
590,000	6.750%, 4/15/2022[c,d]	593,688
	Wynn Las Vegas, LLC
1,100,000	5.375%, 3/15/2022[g]	1,148,125

	Total	32,651,030

Consumer Non-Cyclical (0.6%)
	AbbVie, Inc.
640,000	1.750%, 11/6/2017	642,022
960,000	2.000%, 11/6/2018	952,003
	Altria Group, Inc.
800,000	9.700%, 11/10/2018	1,050,093
1,120,000	4.000%, 1/31/2024	1,122,122
	Anheuser-Busch InBev Finance, Inc.
805,000	0.639%, 2/1/2019[e]	803,857
	Anheuser-Busch InBev Worldwide, Inc.
1,265,000	7.750%, 1/15/2019	1,567,006
	Biomet, Inc.
1,100,000	6.500%, 8/1/2020	1,184,700
	Boston Scientific Corporation
800,000	2.650%, 10/1/2018	806,038
	Bunge Limited Finance Corporation
450,000	8.500%, 6/15/2019	555,327
	Celgene Corporation
1,240,000	1.900%, 8/15/2017	1,250,962
304,000	2.300%, 8/15/2018	304,229
	CHS/Community Health Systems, Inc.
1,100,000	7.125%, 7/15/2020	1,193,500
	ConAgra Foods, Inc.
1,116,000	1.900%, 1/25/2018	1,106,578
	Coventry Health Care, Inc.
1,158,000	5.950%, 3/15/2017	1,304,399
	CVS Caremark Corporation
608,000	1.200%, 12/5/2016	611,517
652,000	6.125%, 9/15/2039	786,191
	Endo Pharmaceuticals Holdings, Inc.
1,100,000	7.000%, 7/15/2019	1,185,250
	Express Scripts Holding Company
640,000	2.650%, 2/15/2017	661,869
	Fresenius Medical Care US Finance II, Inc.
1,100,000	5.875%, 1/31/2022[d]	1,168,750
	Hawk Acquisition Sub, Inc.
1,101,432	4.250%, 10/15/2020[d]	1,083,534
	IMS Health, Inc.
1,497,000	6.000%, 11/1/2020[d]	1,575,592
	Kroger Company
665,000	0.804%, 10/17/2016[e]	665,846
608,000	1.200%, 10/17/2016	608,606
	Lorillard Tobacco Company
584,000	2.300%, 8/21/2017[g]	595,877
640,000	8.125%, 6/23/2019	791,074
	Mattel, Inc.
800,000	1.700%, 3/15/2018	787,882

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Consumer Non-Cyclical (0.6%) - continued
	McKesson Corporation
$525,000	1.292%, 3/10/2017	$523,691
	Medco Health Solutions, Inc.
1,400,000	7.125%, 3/15/2018	1,651,815
	Merck & Company, Inc.
1,120,000	0.596%, 5/18/2018[e]	1,122,336
	Mondelez International, Inc.
672,000	0.757%, 2/1/2019[e]	667,563
	Mylan, Inc.
640,000	2.600%, 6/24/2018	644,806
800,000	7.875%, 7/15/2020[d]	896,779
	Pernod Ricard SA
632,000	2.950%, 1/15/2017[d]	654,972
640,000	5.750%, 4/7/2021[d]	726,524
	Perrigo Company, Ltd.
1,815,000	1.300%, 11/8/2016[d]	1,811,299
608,000	2.300%, 11/8/2018[d]	601,400
	Roche Holdings, Inc.
310,000	7.000%, 3/1/2039[d]	432,636
	SABMiller Holdings, Inc.
1,120,000	2.450%, 1/15/2017[d]	1,151,706
	Safeway, Inc.
310,000	3.400%, 12/1/2016	324,641
	Spectrum Brands Escrow Corporation
1,100,000	6.375%, 11/15/2020	1,190,750
	Thermo Fisher Scientific, Inc.
760,000	1.300%, 2/1/2017	755,402
304,000	2.400%, 2/1/2019	302,729
	Tyson Foods, Inc.
760,000	4.500%, 6/15/2022	792,786
	Valeant Pharmaceuticals International
1,100,000	6.875%, 12/1/2014[d]	1,168,750
	Watson Pharmaceuticals, Inc.
1,524,000	1.875%, 10/1/2017	1,517,148
	WM Wrigley Jr. Company
1,210,000	1.400%, 10/21/2016[d]	1,215,144
760,000	2.000%, 10/20/2017[d]	761,842

	Total	43,279,543

Energy (0.4%)
	BP Capital Markets plc
906,000	1.375%, 11/6/2017	902,401
	Calumet Specialty Products Partners, LP
700,000	6.500%, 4/15/2021[d]	705,250
	Canadian Natural Resources, Ltd.
700,000	0.609%, 3/30/2016[e]	699,657
	CNOOC, Ltd.
1,405,000	1.125%, 5/9/2016	1,404,559
	Concho Resources, Inc.
1,101,432	5.500%, 10/1/2022	1,148,243
	Continental Resources, Inc.
1,339,000	4.500%, 4/15/2023	1,386,765
	Devon Energy Corporation
1,216,000	1.200%, 12/15/2016	1,215,993
	Energy XXI Gulf Coast, Inc.
700,000	7.750%, 6/15/2019	750,750
	EQT Corporation
179,000	5.150%, 3/1/2018	193,775
770,000	8.125%, 6/1/2019	939,554
	Hess Corporation
1,330,000	8.125%, 2/15/2019	1,665,094

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Energy (0.4%) - continued
	Linn Energy, LLC
$1,101,432	7.250%, 11/1/2019[d]	$1,148,243
	Lukoil International Finance BV
775,000	3.416%, 4/24/2018[d]	753,881
	MEG Energy Corporation
1,100,000	6.500%, 3/15/2021[d]	1,157,750
	Murphy Oil Corporation
450,000	2.500%, 12/1/2017	457,438
	Oasis Petroleum, Inc.
1,100,000	6.875%, 1/15/2023	1,193,500
	Offshore Group Investment, Ltd.
1,100,000	7.500%, 11/1/2019	1,171,500
	Petrobras Global Finance BV
1,264,000	2.000%, 5/20/2016	1,252,940
810,000	3.113%, 3/17/2020[e]	809,190
	Petroleos Mexicanos
441,000	3.500%, 7/18/2018	457,538
	Pioneer Natural Resources Company
294,000	5.875%, 7/15/2016	324,297
	Range Resources Corporation
1,100,000	5.000%, 8/15/2022	1,122,000
	Shell International Finance BV
1,190,000	0.446%, 11/15/2016[e]	1,191,248
	Sinopec Capital 2013, Ltd.
930,000	1.250%, 4/24/2016[d]	928,303
	Suncor Energy, Inc.
719,000	6.100%, 6/1/2018	830,466
	Transocean, Inc.
1,279,000	6.000%, 3/15/2018	1,422,336
	Weatherford International, Ltd.
565,000	9.625%, 3/1/2019	733,473

	Total	25,966,144

Financials (2.2%)
	Abbey National Treasury Services plc
608,000	3.050%, 8/23/2018	625,976
	ABN AMRO Bank NV
1,187,000	2.500%, 10/30/2018[d]	1,185,516
	Achmea Hypotheekbank NV
371,000	3.200%, 11/3/2014[d]	377,307
	American Express Credit Corporation
380,000	2.375%, 3/24/2017	393,588
945,000	0.785%, 3/18/2019[e]	947,293
	American International Group, Inc.
855,000	2.375%, 8/24/2015	872,158
760,000	3.800%, 3/22/2017	813,124
798,000	8.250%, 8/15/2018	997,493
	ANZ National International, Ltd. of London
800,000	3.125%, 8/10/2015[d,g]	825,739
	ANZ New Zealand International, Ltd.
1,155,000	1.400%, 4/27/2017[d]	1,151,385
	Aviation Capital Group Corporation
608,000	3.875%, 9/27/2016[d]	629,819
	Bank Nederlandse Gemeenten NV
616,000	1.375%, 3/19/2018[d,g]	610,019
	Bank of America Corporation
1,214,000	7.750%, 8/15/2015	1,319,525
940,000	5.750%, 8/15/2016	1,029,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Financials (2.2%) - continued
$1,705,000	5.750%, 12/1/2017	$1,930,302
2,120,000	1.304%, 3/22/2018[e]	2,143,280
1,525,000	5.650%, 5/1/2018	1,723,912
960,000	2.600%, 1/15/2019	963,787
840,000	1.103%, 4/1/2019[e]	839,185
640,000	4.000%, 4/1/2024	639,247
868,000	5.875%, 2/7/2042	1,003,651
	Bank of Montreal
840,000	0.842%, 4/9/2018[e]	842,995
	Bank of Nova Scotia
840,000	0.633%, 3/15/2016[e]	841,544
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,650,000	0.645%, 3/10/2017[d,e]	1,650,980
	Banque Federative du Credit Mutuel SA
1,118,000	1.087%, 1/20/2017[d,e]	1,121,085
	Barclays Bank plc
970,000	10.179%, 6/12/2021[d]	1,300,120
	BB&T Corporation
294,000	1.093%, 6/15/2018[e]	297,051
	BBVA Banco Continental SA
1,185,000	2.250%, 7/29/2016[d]	1,185,000
	BBVA US Senior SAU
1,508,000	4.664%, 10/9/2015	1,583,703
	Berkshire Hathaway Finance Corporation
1,000,000	0.390%, 1/10/2017[e]	1,000,552
780,000	1.600%, 5/15/2017	789,540
840,000	1.300%, 5/15/2018	825,864
	BNP Paribas SA
798,000	1.250%, 12/12/2016	797,995
1,294,000	2.375%, 9/14/2017	1,325,356
	BPCE SA
805,000	1.084%, 2/10/2017[e,g]	808,165
1,352,000	1.625%, 2/10/2017	1,350,127
	Canadian Imperial Bank of Commerce
610,000	2.600%, 7/2/2015[d]	627,043
	Capital One Bank USA NA
805,000	1.200%, 2/13/2017	802,094
	Capital One Financial Corporation
560,000	0.684%, 3/22/2016[e]	560,605
1,228,000	6.150%, 9/1/2016	1,370,460
	Citigroup, Inc.
1,213,000	5.000%, 9/15/2014	1,236,490
1,530,000	5.500%, 2/15/2017	1,688,848
800,000	0.775%, 3/10/2017[e]	798,156
798,000	6.000%, 8/15/2017	904,503
1,261,000	8.500%, 5/22/2019	1,606,615
875,000	4.050%, 7/30/2022	878,377
	CoBank ACB
495,000	0.833%, 6/15/2022[e,f]	455,400
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
795,000	3.950%, 11/9/2022	789,569
	Credit Agricole SA
1,340,000	1.625%, 4/15/2016[d]	1,358,731
	Credit Suisse AG
808,000	5.400%, 1/14/2020	899,671
	CyrusOne, LP
1,100,000	6.375%, 11/15/2022	1,160,500
	DDR Corporation
960,000	9.625%, 3/15/2016	1,111,959

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Financials (2.2%) - continued
	Discover Bank
$800,000	8.700%, 11/18/2019	$1,005,494
	Discover Financial Services
640,000	6.450%, 6/12/2017	726,996
	DnB Boligkreditt AS
1,644,000	1.450%, 3/21/2018[d]	1,614,408
	Eksportfinans ASA
390,000	3.000%, 11/17/2014	391,755
548,000	5.500%, 5/25/2016	578,140
	Fifth Third Bancorp
991,000	5.450%, 1/15/2017	1,094,180
	General Electric Capital Corporation
310,000	0.957%, 4/2/2018[e]	312,930
2,875,000	6.000%, 8/7/2019	3,375,135
840,000	1.233%, 3/15/2023[e]	837,178
1,367,000	6.750%, 3/15/2032	1,757,596
	Genworth Financial, Inc.
1,320,000	7.700%, 6/15/2020	1,608,275
	Goldman Sachs Group, Inc.
1,595,000	3.700%, 8/1/2015	1,654,013
805,000	2.375%, 1/22/2018	810,348
840,000	1.436%, 4/30/2018[e]	850,721
620,000	1.336%, 11/15/2018[e]	625,574
925,000	7.500%, 2/15/2019	1,119,054
1,410,000	5.375%, 3/15/2020	1,573,191
1,325,000	5.250%, 7/27/2021	1,466,762
	Hartford Financial Services Group, Inc.
841,000	4.000%, 10/15/2017	903,794
865,000	5.125%, 4/15/2022	962,402
	HBOS plc
1,197,000	6.750%, 5/21/2018[d]	1,356,132
	HCP, Inc.
294,000	6.000%, 1/30/2017	330,724
265,000	6.700%, 1/30/2018	309,233
	Health Care REIT, Inc.
1,095,000	4.700%, 9/15/2017	1,196,566
300,000	2.250%, 3/15/2018	300,885
	HSBC Bank plc
1,120,000	0.876%, 5/15/2018[d,e]	1,123,674
	HSBC Finance Corporation
1,607,000	6.676%, 1/15/2021	1,875,274
	HSBC Holdings plc
1,320,000	5.250%, 3/14/2044	1,334,726
	HSBC USA, Inc.
930,000	1.625%, 1/16/2018	922,323
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	306,053
	Huntington National Bank
960,000	1.350%, 8/2/2016	964,670
	Icahn Enterprises, LP
870,000	6.000%, 8/1/2020[d]	922,200
	ING Bank NV
1,014,000	3.750%, 3/7/2017[d]	1,077,938
	ING Capital Funding Trust III
1,015,000	3.834%, 12/29/2049[e,i]	1,012,462
	International Lease Finance Corporation
720,000	2.183%, 6/15/2016[e]	725,400
	Intesa Sanpaolo SPA
972,000	3.125%, 1/15/2016	995,142
480,000	3.875%, 1/16/2018	496,799
760,000	3.875%, 1/15/2019	773,042

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Financials (2.2%) - continued
	J.P. Morgan Chase & Company
$890,000	1.125%, 2/26/2016	$893,421
1,200,000	3.450%, 3/1/2016	1,256,674
825,000	0.756%, 2/15/2017[e]	825,709
1,549,000	2.000%, 8/15/2017	1,570,296
687,000	1.800%, 1/25/2018	685,410
1,380,000	6.300%, 4/23/2019	1,622,441
320,000	3.200%, 1/25/2023	310,294
1,255,000	7.900%, 4/29/2049[i]	1,418,150
	KeyBank NA
1,465,000	7.413%, 5/6/2015	1,564,242
	Kookmin Bank
1,182,000	1.114%, 1/27/2017[d,e,g]	1,186,766
	Liberty Mutual Group, Inc.
292,000	4.950%, 5/1/2022[d]	312,552
316,000	6.500%, 5/1/2042[d]	374,392
	Liberty Property, LP
830,000	5.500%, 12/15/2016	913,559
	Macquarie Bank, Ltd.
1,025,000	5.000%, 2/22/2017[d]	1,118,373
1,245,000	1.024%, 3/24/2017[d,e]	1,246,814
	Manufacturers and Traders Trust Company
670,000	0.611%, 1/30/2017[e]	670,663
	Merrill Lynch & Company, Inc.
1,545,000	6.050%, 5/16/2016	1,688,696
895,000	6.400%, 8/28/2017	1,027,439
	Mizuho Corporate Bank, Ltd.
590,000	1.850%, 3/21/2018[d]	583,952
	Morgan Stanley
588,000	4.750%, 4/1/2014[g]	588,000
480,000	1.750%, 2/25/2016	486,193
1,390,000	4.750%, 3/22/2017	1,516,947
860,000	6.250%, 8/28/2017	984,252
560,000	1.519%, 4/25/2018[e]	570,917
294,000	2.500%, 1/24/2019	293,181
800,000	4.875%, 11/1/2022	840,627
1,120,000	4.100%, 5/22/2023	1,108,647
	Murray Street Investment Trust I
2,163,000	4.647%, 3/9/2017	2,336,328
	National City Corporation
1,320,000	6.875%, 5/15/2019	1,563,540
	Nederlandse Waterschapsbank NV
822,000	0.750%, 3/29/2016[d]	824,336
	Nomura Holdings, Inc.
840,000	1.683%, 9/13/2016[e]	855,489
1,670,000	2.000%, 9/13/2016	1,690,765
820,000	2.750%, 3/19/2019	815,042
	Nordea Eiendomskreditt AS
1,233,000	2.125%, 9/22/2016[d]	1,268,334
	PNC Bank NA
1,887,000	1.150%, 11/1/2016	1,891,631
	Prologis, LP
1,216,000	7.375%, 10/30/2019	1,471,124
	Prudential Covered Trust
672,000	2.997%, 9/30/2015[d]	689,799
	Realty Income Corporation
302,000	2.000%, 1/31/2018	298,680
	Regions Bank
1,773,000	7.500%, 5/15/2018	2,092,477
	Reinsurance Group of America, Inc.
500,000	5.625%, 3/15/2017	547,465
990,000	5.000%, 6/1/2021	1,075,173

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Financials (2.2%) - continued
	Royal Bank of Canada
$2,055,000	1.125%, 7/22/2016	$2,059,979
1,120,000	2.200%, 7/27/2018	1,127,284
	Royal Bank of Scotland Group plc
1,003,000	5.050%, 1/8/2015	1,026,393
2,089,000	1.173%, 3/31/2017[e]	2,091,455
	Santander US Debt SAU
1,020,000	3.724%, 1/20/2015[d]	1,039,451
400,000	3.781%, 10/7/2015[d]	413,703
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	839,114
	Skandinaviska Enskilda Banken AB
1,128,000	2.375%, 3/25/2019[d]	1,124,970
	SLM Corporation
480,000	3.875%, 9/10/2015	494,400
535,000	6.250%, 1/25/2016	575,125
240,000	4.625%, 9/25/2017	252,300
	SpareBank 1 Boligkreditt AS
1,644,000	1.250%, 5/2/2018[d]	1,600,171
	Sumitomo Mitsui Banking Corporation
1,805,000	1.300%, 1/10/2017	1,805,000
	Suncorp-Metway, Ltd.
2,095,000	0.933%, 3/28/2017[d,e]	2,094,985
	Svensk Exportkredit AB
822,000	1.125%, 4/5/2018	805,371
	Svenska Handelsbanken AB
600,000	3.125%, 7/12/2016	628,494
960,000	1.625%, 3/21/2018	946,642
	Swedbank Hypotek AB
1,644,000	1.375%, 3/28/2018[d]	1,619,176
	Swiss RE Capital I, LP
750,000	6.854%, 5/29/2049[d,i]	802,500
	Toronto-Dominion Bank
470,000	2.200%, 7/29/2015[d]	481,003
810,000	0.695%, 9/9/2016[e]	813,760
	U.S. Bank NA
895,000	0.466%, 1/30/2017[e]	894,747
	UBS AG London
1,644,000	0.750%, 3/24/2016[d]	1,641,832
	UBS AG/Stamford, Connecticut
351,000	5.875%, 12/20/2017	402,166
	Ventas Realty, LP
1,152,000	1.550%, 9/26/2016	1,162,104
	Voya Financial, Inc.
1,185,000	2.900%, 2/15/2018	1,214,171
	Wachovia Corporation
840,000	0.503%, 6/15/2017[e]	835,032
	Wells Fargo & Company
2,307,000	1.250%, 7/20/2016	2,326,358
1,071,000	2.100%, 5/8/2017	1,096,630

	Total	167,575,460

Foreign Government (0.1%)
	Asian Development Bank
1,120,000	0.500%, 6/20/2016	1,117,715
	Denmark Government International Bond
1,120,000	0.375%, 4/25/2016[d]	1,116,293
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,210,261
	Export-Import Bank of Korea
600,000	1.250%, 11/20/2015	603,584
	International Finance Corporation
275,000	0.500%, 5/16/2016	274,248

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Foreign Government (0.1%) - continued
	Kommunalbanken AS
$300,000	2.750%, 5/5/2015[d]	$307,989
1,120,000	0.315%, 3/18/2016[d,e]	1,120,328
	Kommuninvest i Sverige AB
1,120,000	0.500%, 6/15/2016[d,g]	1,115,303
	Province of Ontario
1,160,000	1.000%, 7/22/2016	1,166,044
	Sweden Government International Bond
200,000	0.375%, 12/22/2015[d]	199,948
1,000,000	0.375%, 3/29/2016[d]	997,670

	Total	9,229,383

Mortgage-Backed Securities (6.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
26,270,000	3.000%, 4/1/2029[c]	26,959,587
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,822,370	1.956%, 6/1/2043[e]	6,899,848
26,270,000	4.000%, 4/1/2044[c]	27,252,046
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
60,275,000	3.500%, 4/1/2029 [c]	63,194,570
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
6,996,368	2.078%, 1/1/2043[e]	7,175,935
12,428,489	2.059%, 3/1/2043[e]	12,731,820
10,848,158	1.752%, 7/1/2043[e]	10,906,056
12,651,737	2.018%, 7/1/2043[e]	12,787,906
11,512,719	2.120%, 8/1/2043[e]	11,683,736
105,225,000	3.500%, 4/1/2044[c]	105,849,773
104,632,500	4.000%, 4/1/2044[c]	108,752,405
106,344,000	4.500%, 4/1/2044[c]	113,439,144

	Total	507,632,826

Technology (0.2%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	509,114
	Cisco Systems, Inc.
800,000	0.736%, 3/1/2019[e]	803,474
	Computer Sciences Corporation
442,000	2.500%, 9/15/2015	451,133
	EMC Corporation
1,106,000	1.875%, 6/1/2018	1,105,262
	First Data Corporation
1,100,000	7.375%, 6/15/2019[d]	1,182,500
	Hewlett-Packard Company
588,000	2.125%, 9/13/2015	599,507
1,120,000	5.400%, 3/1/2017	1,243,989
672,000	1.182%, 1/14/2019[e]	673,563
	Iron Mountain, Inc.
1,100,000	6.000%, 8/15/2023	1,168,750
	Micron Semiconductor Asia Pte, Ltd.
600,000	1.258%, 1/15/2019	596,363
	Oracle Corporation
1,010,000	0.819%, 1/15/2019[e]	1,015,711
	Samsung Electronics America, Inc.
600,000	1.750%, 4/10/2017[d]	601,134

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Technology (0.2%) - continued
	Tyco Electronics Group SA
$1,029,000	6.550%, 10/1/2017	$1,189,911
	Xerox Corporation
588,000	7.200%, 4/1/2016	656,949
	Xilinx, Inc.
640,000	2.125%, 3/15/2019	632,372

	Total	12,429,732

Transportation (0.1%)
	American Airlines Pass Through Trust
752,060	4.950%, 1/15/2023[d]	806,585
	Avis Budget Car Rental, LLC
1,100,000	8.250%, 1/15/2019	1,179,750
	Canadian National Railway Company
495,000	0.437%, 11/6/2015[e]	495,003
	Canadian Pacific Railway Company
405,000	7.125%, 10/15/2031	515,423
480,000	5.750%, 3/15/2033	542,363
	Continental Airlines, Inc.
785,190	4.150%, 4/11/2024	800,893
	CSX Corporation
532,000	3.700%, 11/1/2023	526,721
	Delta Air Lines, Inc.
882,000	6.750%, 5/23/2017	933,597
464,561	4.950%, 5/23/2019	506,372
139,490	4.750%, 5/7/2020	150,830
	ERAC USA Finance, LLC
604,000	1.400%, 4/15/2016[d]	607,025
294,000	2.800%, 11/1/2018[d]	299,303
	Kansas City Southern de Mexico SA de CV
1,337,000	0.935%, 10/28/2016[e]	1,343,804
	Network Rail Infrastructure Finance plc
1,285,000	0.247%, 2/13/2017[d,e]	1,284,264
	Virgin Australia Holdings, Ltd.
445,000	5.000%, 10/23/2023[d]	464,747

	Total	10,456,680

U.S. Government and Agencies (8.4%)
	Federal Agricultural Mortgage Corporation
465,000	2.125%, 9/15/2015	477,024
	Federal Home Loan Mortgage Corporation
3,640,000	0.875%, 2/22/2017	3,635,370
3,535,000	1.375%, 5/1/2020	3,368,604
	Federal National Mortgage Association
750,000	4.375%, 10/15/2015	796,685
5,840,000	0.625%, 8/26/2016	5,836,572
2,400,000	1.375%, 11/15/2016	2,437,344
2,290,000	0.875%, 5/21/2018	2,228,042
540,000	6.250%, 5/15/2029	710,072
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	588,842
	U.S. Treasury Bonds
1,215,000	7.625%, 2/15/2025	1,773,521
4,750,000	5.250%, 11/15/2028	5,941,955
2,975,000	4.375%, 5/15/2040	3,435,661
67,410,000	3.000%, 5/15/2042	60,774,294

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.9%)	Value
U.S. Government and Agencies (8.4%) - continued
	U.S. Treasury Bonds, TIPS
$130,285	2.375%, 1/15/2025	$153,421
91,980	2.125%, 2/15/2040	110,132
	U.S. Treasury Notes
235,000	0.250%, 4/30/2014	234,945
5,145,000	0.750%, 6/15/2014	5,152,234
1,785,000	2.625%, 2/29/2016	1,860,862
52,000,000	0.375%, 3/31/2016	51,943,112
91,075,000	0.625%, 10/15/2016	90,925,546
1,225,000	1.000%, 10/31/2016	1,234,092
54,680,000	0.625%, 12/15/2016	54,470,685
4,350,000	3.250%, 3/31/2017	4,652,121
725,000	0.625%, 5/31/2017	716,618
20,000,000	1.000%, 5/31/2018	19,634,380
76,905,000	1.250%, 10/31/2018	75,679,288
45,000,000	1.375%, 1/31/2020	43,410,960
6,910,000	1.625%, 8/15/2022	6,425,222
2,300,000	1.750%, 5/15/2023	2,130,734
67,700,000	2.500%, 8/15/2023	66,732,093
56,400,000	3.625%, 2/15/2044	57,052,097
	U.S. Treasury Notes, TIPS
30,758,690	0.125%, 4/15/2018	31,465,217
795,694	0.125%, 1/15/2022	779,533
34,355,224	0.125%, 1/15/2023	33,241,392

	Total	640,008,670

Utilities (0.4%)
	AES Corporation
1,100,000	7.375%, 7/1/2021	1,254,000
	American Electric Power Company, Inc.
600,000	1.650%, 12/15/2017	596,172
	Atlas Pipeline Partners, LP
1,100,000	4.750%, 11/15/2021	1,045,000
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,172,757
	Dayton Power and Light Company
608,000	1.875%, 9/15/2016[d]	616,696
	DCP Midstream Operating, LP
615,000	2.500%, 12/1/2017	625,165
	Dominion Resources, Inc.
1,280,000	1.250%, 3/15/2017	1,277,089
	Duke Energy Corporation
948,000	2.100%, 6/15/2018	950,970
	Electricite de France
988,000	0.694%, 1/20/2017[d,e]	991,102
	Enel Finance International NV
773,000	3.875%, 10/7/2014[d]	784,879
474,000	6.250%, 9/15/2017[d]	536,260
	Energy Transfer Partners, LP
310,000	9.700%, 3/15/2019	400,546
1,780,000	4.650%, 6/1/2021	1,871,216
	Enterprise Products Operating, LLC
990,000	5.100%, 2/15/2045	1,023,275
	Exelon Generation Company, LLC
481,000	6.200%, 10/1/2017	543,488
1,077,000	5.200%, 10/1/2019	1,177,277
	ITC Holdings Corporation
746,000	5.875%, 9/30/2016[d]	818,595
294,000	4.050%, 7/1/2023	294,562

Principal Amount	Long-Term Fixed Income (22.9%)	Value
Utilities (0.4%) - continued
	MidAmerican Energy Holdings Company
$811,000	1.100%, 5/15/2017[d]	$804,121
1,231,000	5.750%, 4/1/2018	1,401,203
775,000	6.500%, 9/15/2037	958,441
	NiSource Finance Corporation
689,000	6.400%, 3/15/2018	794,748
900,000	6.800%, 1/15/2019	1,065,758
	Northeast Utilities
465,000	1.450%, 5/1/2018	451,263
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,141,250
	ONEOK Partners, LP
640,000	8.625%, 3/1/2019	802,180
	Pacific Gas & Electric Company
1,021,000	5.625%, 11/30/2017	1,159,074
	PG&E Corporation
485,000	2.400%, 3/1/2019	481,843
	PPL Capital Funding, Inc.
1,625,000	1.900%, 6/1/2018	1,598,597
300,000	3.500%, 12/1/2022	293,956
	Sempra Energy
1,200,000	6.150%, 6/15/2018	1,384,868
	Williams Partners, LP
294,000	7.250%, 2/1/2017	338,423

	Total	28,654,774

	Total Long-Term Fixed Income (cost $1,742,905,142)	1,747,134,377

Shares	Common Stock (22.3%)	Value
Consumer Discretionary (3.4%)
8,300	Alpine Electronics, Inc.	108,570
58,692	Amazon.com, Inc.[j]	19,751,032
10,600	Aoyama Trading Company, Ltd.	278,281
57,100	Apollo Group, Inc.[j]	1,955,104
29,700	AutoZone, Inc.[j]	15,951,870
1,900	Bayerische Motoren Werke AG	179,520
84,600	Best Buy Company, Inc.	2,234,286
37,700	Bloomin’ Brands, Inc.[j]	908,570
6,570	BorgWarner, Inc.	403,858
105,400	Cablevision Systems Corporation[g]	1,778,098
56,150	CBS Corporation	3,470,070
59,650	Cheesecake Factory, Inc.	2,841,129
14,300	Children’s Place Retail Stores, Inc.	712,283
565,244	Comcast Corporation	28,273,505
2,500	Continental AG	599,547
150,158	Delphi Automotive plc	10,189,722
9,217	Discovery Communications, Inc.[j]	762,246
22,050	DISH Network Corporation[j]	1,371,730
18,830	Dollar Tree, Inc.[j]	982,549
26,400	DreamWorks Animation SKG, Inc.[g,j]	700,920
11,690	Dunkin’ Brands Group, Inc.	586,604
127,900	Esprit Holdings, Ltd.	213,113
1,900	Exedy Corporation	53,152
3,900	Faurecia[j]	164,731
12,452	Finish Line, Inc.	337,325
100	Forbo Holding AGj	104,971
147,200	Ford Motor Company	2,296,320
4,500	Fuji Heavy Industries, Ltd.	121,859
65,550	Gannett Company, Inc.	1,809,180
19,150	G-III Apparel Group, Ltd.[j]	1,370,757
23,920	GNC Holdings, Inc.	1,052,958

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (22.3%)	Value
Consumer Discretionary (3.4%) - continued
32,700	Halfords Group plc	$252,007
20,400	Harman International Industries, Inc.	2,170,560
32,200	Haseko Corporation	201,364
193,100	Home Depot, Inc.	15,280,003
82,400	Home Retail Group plc	297,777
13,410	HomeAway, Inc.[g,j]	505,155
96,830	Houghton Mifflin Harcourt Company[j]	1,968,554
87,392	Ignite Restaurant Group, Inc.[j]	1,229,605
22,400	ITT Educational Services, Inc.[g,j]	642,432
45,000	ITV plc	143,775
12,400	Jack in the Box, Inc.[j]	730,856
16,200	JB Hi-Fi, Ltd.	281,543
8,600	JM AB	282,413
200	Kuoni Reisen Holding AGj	89,851
29,550	Lamar Advertising Company[j]	1,506,754
314,265	Las Vegas Sands Corporation	25,386,327
38,850	Liberty Interactive Corporation[j]	1,121,600
19,906	LifeLock, Inc.[j]	340,592
8,965	Limited Brands, Inc.	508,943
82,750	Live Nation Entertainment, Inc.[j]	1,799,813
226,870	Lowe’s Companies, Inc.	11,093,943
71,000	Luk Fook Holdings International, Ltd.	224,410
59,450	Macy’s, Inc.	3,524,790
19,230	Marriott International, Inc.	1,077,265
12,700	Marriott Vacations Worldwide Corporation[j]	710,057
119,717	MDC Partners, Inc.	2,731,942
34,400	Meredith Corporation	1,597,192
10,690	Michael Kors Holdings, Ltd.[j]	997,056
13,200	Multimedia Games Holding Company, Inc.[j]	383,328
12,900	Namco Bandai Holdings, Inc.	305,985
1,600	Netflix, Inc.[j]	563,248
198,570	News Corporation	6,179,498
4,600	Next plc	506,230
198,300	NIKE, Inc.	14,646,438
14,900	Omnicom Group, Inc.	1,081,740
5,173	O’Reilly Automotive, Inc.[j]	767,621
63,060	Papa John’s International, Inc.	3,286,057
9,000	Persimmon plc	202,155
5,702	PetSmart, Inc.	392,811
16,800	Peugeot SAj	316,472
5,200	Publicis Groupe SA	469,464
1,600	Renault SA	155,415
26,600	Restoration Hardware Holdings, Inc.[j]	1,957,494
4,300	Ross Stores, Inc.	307,665
1,600	SA D’Ieteren NV	75,099
79,800	Samsonite International SA	247,238
54,100	Scientific Games Corporation[j]	742,793
12,050	Scripps Networks Interactive, Inc.	914,716
60,000	Seiko Holdings Corporation	239,587
11,900	SHOWA Corporation	130,615
14,200	Slater & Gordon, Ltd.	60,237
84,100	Smith & Wesson Holding Corporation[g,j]	1,229,542
202,521	Staples, Inc.[g]	2,296,588
72,750	Starbucks Corporation	5,338,395
10,940	Starwood Hotels & Resorts Worldwide, Inc.	870,824
25,200	Sumitomo Forestry Company, Ltd.	252,875
7,100	Technicolor SAj	51,218

Shares	Common Stock (22.3%)	Value
Consumer Discretionary (3.4%) - continued
25,400	Tempur-Pedic International, Inc.[j]	$1,287,018
56,710	Time Warner Cable, Inc.	7,779,478
9,600	TJX Companies, Inc.	582,240
35,560	Toll Brothers, Inc.[j]	1,276,604
9,600	TomTom NVj	64,795
13,200	Toyota Motor Corporation	744,399
16,102	Tractor Supply Company	1,137,284
137,130	Tuesday Morning Corporation[j]	1,940,389
391,900	Twenty-First Century Fox, Inc.	12,529,043
6,640	Under Armour, Inc.[g,j]	761,210
200	Valora Holding AG	56,147
11,312	VF Corporation	699,987
21,500	Viacom, Inc.	1,827,285
8,200	WH Smith plc	164,492
33,250	Wyndham Worldwide Corporation	2,434,898
71,200	Wynn Macau, Ltd.	296,348
2,950	Wynn Resorts, Ltd.	655,343

	Total	256,468,747

Consumer Staples (1.2%)
1,100	AarhusKarlshamn AB	72,231
93,450	Altria Group, Inc.	3,497,833
12,807	Andersons, Inc.	758,687
67,500	Anheuser-Busch InBev NV ADR	7,107,750
44,635	Annie’s, Inc.[g,j]	1,793,881
77,400	Archer-Daniels-Midland Company	3,358,386
15,400	Britvic plc	190,620
53,550	Bunge, Ltd.	4,257,760
7,950	Campbell Soup Company	356,796
3,000	Casino Guichard Perrachon SA	356,692
51,150	Colgate-Palmolive Company	3,318,100
193,160	CVS Caremark Corporation	14,459,958
9,300	Fuji Oil Company, Ltd.	119,097
7,500	Green Mountain Coffee Roasters, Inc.	791,925
25,400	Greencore Group plc	116,746
10,700	Hain Celestial Group, Inc.[j]	978,729
1,100	Henkel AG & Company KGaA	110,626
58,050	Ingredion, Inc.	3,952,044
5,600	Kerry Group plc	425,998
5,400	Kesko Oyj	235,467
35,970	Kimberly-Clark Corporation	3,965,692
3,876	Koninklijke Ahold NV	77,845
3,800	KOSE Corporation	124,943
36,117	Kraft Foods Group, Inc.	2,026,164
78,900	Kroger Company	3,443,985
2,300	Matsumotokiyoshi Holdings Company, Ltd.	73,388
157,362	Mondelez International, Inc.	5,436,857
13,120	Monster Beverage Corporation[j]	911,184
122,600	Nestle SA	9,228,060
45,000	Parmalat SPA	155,052
40,316	Philip Morris International, Inc.	3,300,671
18,300	Pilgrim’s Pride Corporation[j]	382,836
40,150	Procter & Gamble Company	3,236,090
1,500	Rallye SA	70,014
7,700	Reckitt Benckiser Group plc	628,354
309,750	Rite Aid Corporation[j]	1,942,132
6,411	SalMar ASA[j]	91,734
7,300	Sanderson Farms, Inc.	572,977
23,300	Sprouts Farmers Markets, Inc.[g,j]	839,499
132,300	SUPERVALU, Inc.[g,j]	904,932
5,540	United Natural Foods, Inc.[j]	392,897
48,250	Wal-Mart Stores, Inc.	3,687,747

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (22.3%)	Value
Consumer Staples (1.2%) - continued
146,040	WhiteWave Foods Company[j]	$4,167,982
9,936	Whole Foods Market, Inc.	503,855
1,500	Woolworths, Ltd.	49,743

	Total	92,473,959

Energy (2.6%)
208,320	Alpha Natural Resources, Inc.[g,j]	885,360
3,730	Atwood Oceanics, Inc.[j]	187,955
4,009	Cabot Oil & Gas Corporation	135,825
330,070	Cameron International Corporation[j]	20,388,424
3,000	CAT Oil AG	62,763
82,060	Chevron Corporation	9,757,755
1,770	Cimarex Energy Company	210,825
46,900	Cloud Peak Energy, Inc.[j]	991,466
107,700	Cobalt International Energy, Inc.[j]	1,973,064
28,935	Concho Resources, Inc.[j]	3,544,537
400	Delek Group, Ltd.	159,778
10,600	Denbury Resources, Inc.	173,840
35,400	Dril-Quip, Inc.[j]	3,968,340
1,350	Energen Corporation	109,093
3,520	Energy XXI, Ltd.[g]	82,966
2,530	Ensco plc	133,533
90,287	EOG Resources, Inc.	17,711,601
103,229	EQT Corporation	10,010,116
5,300	ERG SPA	85,794
95,750	Exxon Mobil Corporation	9,352,860
600	Frank’s International NV	14,868
57,913	Goodrich Petroleum Corporation[g,j]	916,184
17,250	Green Plains Renewable Energy, Inc.[g]	516,810
2,520	Helmerich & Payne, Inc.	271,051
15,380	HollyFrontier Corporation	731,780
653,271	Marathon Oil Corporation	23,204,186
4,600	Marathon Petroleum Corporation	400,384
37,660	Market Vectors Oil Service ETF	1,895,428
70,700	Nabors Industries, Ltd.	1,742,755
59,470	National Oilwell Varco, Inc.	4,630,929
4,190	Noble Corporation	137,181
2,830	Noble Energy, Inc.	201,043
129,350	Oasis Petroleum, Inc.[j]	5,397,776
24,800	Occidental Petroleum Corporation	2,363,192
2,670	Oceaneering International, Inc.	191,866
2,100	Oil States International, Inc.[j]	207,060
67,200	Patterson-UTI Energy, Inc.	2,128,896
99,710	Peabody Energy Corporation	1,629,261
86,000	Petroleo Brasileiro SA ADR	1,130,900
3,780	Pioneer Natural Resources Company	707,389
1,840	Range Resources Corporation	152,665
66,430	Rex Energy Corporation[j]	1,242,905
41,680	Rosetta Resources, Inc.[j]	1,941,454
3,940	Rowan Companies plc[j]	132,699
25,519	Royal Dutch Shell plc	932,437
249	Royal Dutch Shell plc, Class A	9,098
19,700	Royal Dutch Shell plc, Class B	769,091
17,700	SBM Offshore NVj	322,090
265,050	Schlumberger, Ltd.	25,842,375
12,000	Showa Shell Sekiyu KK	107,150
40,440	SM Energy Company	2,882,968
57,960	Southwestern Energy Company[j]	2,666,740
9,300	Superior Energy Services, Inc.	286,068
199,900	Total SA ADR	13,113,440
65,100	Ultra Petroleum Corporation[g,j]	1,750,539
1,231,216	Weatherford International, Ltd.[j]	21,373,910

Shares	Common Stock (22.3%)	Value
Energy (2.6%)- continued
2,410	Whiting Petroleum Corporation[j]	$167,230
11,700	World Fuel Services Corporation	515,970

	Total	202,553,663

Financials (4.2%)
80,750	ACE, Ltd.	7,999,095
22,165	Affiliated Managers Group, Inc.[j]	4,434,108
132,800	AIA Group, Ltd.	631,617
2,500	Allianz SE	422,549
12,450	Allied World Assurance Company Holdings AG	1,284,716
71,500	Allstate Corporation	4,045,470
15,300	Altisource Residential Corporation	482,868
20,400	American Assets Trust, Inc.	688,296
75,250	American International Group, Inc.	3,763,252
8,960	Ameriprise Financial, Inc.	986,227
24,800	Assicurazioni Generali SPA	552,785
8,100	AXA SA	210,429
21,000	Bank Leumi Le-Israel[j]	81,963
742,920	Bank of America Corporation	12,778,224
1,300	Bank of Georgia Holdings plc	54,079
14,350	Banner Corporation	591,364
67,330	BBCN Bancorp, Inc.	1,154,036
69,750	Berkshire Hathaway, Inc.[j]	8,716,657
2,400	BNP Paribas SA	185,039
15,359	Boston Properties, Inc.	1,759,066
22,350	Camden Property Trust	1,505,049
36,500	Challenger, Ltd.	217,163
423,107	Citigroup, Inc.	20,139,893
12,539	CNA Financial Corporation	535,666
109,030	CNO Financial Group, Inc.	1,973,443
32,300	Columbia Banking System, Inc.	921,196
96,550	Comerica, Inc.	5,001,290
11,900	Commonwealth Bank of Australia	856,678
4,700	Credit Suisse Group AG	152,130
41,400	Crown Castle International Corporation	3,054,492
52,000	Daiwa Securities Group, Inc.	451,789
35,300	DDR Corporation	581,744
70,700	Deutsche Bank AGg	3,169,481
49,919	Discover Financial Services	2,904,787
5,886	DnB ASA	102,277
46,510	Education Realty Trust, Inc.	459,054
28,264	Equity Residential	1,639,029
16,550	Evercore Partners, Inc.	914,388
7,500	EXOR SPA	336,593
12,460	Extra Space Storage, Inc.	604,435
159,350	Fifth Third Bancorp	3,657,082
49,000	First Horizon National Corporation	604,660
20,000	First Industrial Realty Trust, Inc.	386,400
173,400	First Niagara Financial Group, Inc.	1,638,630
45,630	First Republic Bank	2,463,564
17,500	FlexiGroup, Ltd.	58,592
41,250	Fulton Financial Corporation	518,925
21,450	FXCM, Inc.[g]	316,817
16,512	Gaming and Leisure Properties, Inc.	602,028
584,225	Genworth Financial, Inc.[j]	10,358,309
73,160	Hanmi Financial Corporation	1,704,628
78,050	Hatteras Financial Corporation	1,471,243
35,263	HCC Insurance Holdings, Inc.	1,604,114
17,099	Health Care REIT, Inc.	1,019,100
8,544	Hiscox, Ltd.	97,144
73,196	Host Hotels & Resorts, Inc.	1,481,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (22.3%)	Value
Financials (4.2%) - continued
449,000	Huntington Bancshares, Inc.	$4,476,530
38,500	Intermediate Capital Group plc	265,853
17,000	International Personal Finance plc	145,310
181,780	Invesco, Ltd.	6,725,860
123,000	iShares Barclays 1-3 Year Credit Bond Fund	12,971,580
42,740	iShares Russell 2000 Index Fund	4,972,372
27,200	Israel Discount Bank, Ltd.[j]	49,926
176,478	J.P. Morgan Chase & Company	10,713,979
64,700	KeyCorp	921,328
47,501	Kimco Realty Corporation	1,039,322
24,557	Lazard, Ltd.	1,156,389
7,700	M&T Bank Corporation[g]	934,010
20,450	Macerich Company	1,274,648
4,000	McGraw-Hill Companies, Inc.	305,200
11,700	Mediolanum SPA	110,427
226,620	MetLife, Inc.	11,965,536
25,000	Mitsubishi UFJ Financial Group, Inc.	137,670
57,100	Mizuho Financial Group, Inc.	113,164
22,050	Montpelier Re Holdings, Inc.	656,208
247,400	Morgan Stanley	7,711,458
33,200	NASDAQ OMX Group, Inc.	1,226,408
47,000	Natixis	345,179
14,800	NKSJ Holdings, Inc.	379,981
4,300	Nordea Bank AB	60,998
17,950	Northern Trust Corporation	1,176,802
43,200	Old Republic International Corporation	708,480
69,000	Oversea-Chinese Banking Corporation, Ltd.	521,655
32,380	PacWest Bancorp[g]	1,392,664
14,900	Paragon Group Of Companies plc	102,453
33,610	Parkway Properties, Inc.	613,383
50,960	Pebblebrook Hotel Trust	1,720,919
29,850	PHH Corporation[j]	771,324
13,300	Phoenix Group Holdings	146,305
38,500	Piedmont Office Realty Trust, Inc.	660,275
11,700	Portfolio Recovery Associates, Inc.[j]	676,962
19,200	Progressive Corporation	465,024
25,800	Prologis, Inc.	1,053,414
19,500	Protective Life Corporation	1,025,505
41,600	Prudential Financial, Inc.	3,521,440
5,700	Prudential plc	120,694
5,892	Public Storage, Inc.	992,743
27,500	Resolution, Ltd.	137,009
35,900	RLJ Lodging Trust	959,966
1,000	Schweizerische National- Versicherungs-Gesellschaft AG	68,322
16,729	Simon Property Group, Inc.	2,743,556
33,750	SLM Corporation	826,200
330,450	SPDR Euro Stoxx 50 ETF	14,096,997
25,200	SPDR Gold Trust[g,j]	3,114,972
131,950	SPDR S&P 500 ETF Trust	24,679,928
81,510	State Street Corporation	5,669,020
15,330	Stewart Information Services Corporation	538,543
13,400	Sumitomo Mitsui Financial Group, Inc.	574,377
53,650	SVB Financial Group[j]	6,909,047
9,160	T. Rowe Price Group, Inc.	754,326
18,100	Tanger Factory Outlet Centers, Inc.	633,500
19,700	TD Ameritrade Holding Corporation	668,815
52,580	Terreno Realty Corporation	994,288

Shares	Common Stock (22.3%)	Value
Financials (4.2%) - continued
36,230	Texas Capital Bancshares, Inc.[j]	$2,352,776
87,200	UnipolSai Assicurazioni SPA[j]	334,324
32,000	United Overseas Bank, Ltd.	551,982
152,425	Vanguard Short-Term Corporate Bond ETF	12,190,952
88,850	Visa, Inc.	19,179,161
14,346	Vornado Realty Trust	1,413,942
21,850	W.R. Berkley Corporation	909,397
85,698	Wells Fargo & Company	4,262,619
51,340	Western Alliance Bancorp[j]	1,262,964
26,000	Westpac Banking Corporation	835,971
58,090	Zions Bancorporation	1,799,628

	Total	317,117,100

Health Care (2.9%)
14,350	Abbott Laboratories	552,618
22,250	Abiomed, Inc.[g,j]	579,390
45,100	Acorda Therapeutics, Inc.[j]	1,709,741
4,590	Actavis, Inc.[j]	944,852
4,000	Actelion, Ltd.	379,074
52,750	Aetna, Inc.	3,954,667
43,950	Affymetrix, Inc.[g,j]	313,363
89,050	Akorn, Inc.[j]	1,959,100
19,850	Align Technology, Inc.[j]	1,028,032
67,850	Allscripts Healthcare Solutions, Inc.[j]	1,223,336
21,328	AmerisourceBergen Corporation	1,398,904
115,700	Baxter International, Inc.	8,513,206
13,990	BioMarin Pharmaceutical, Inc.[j]	954,258
127,200	BioScrip, Inc.[j]	887,856
7,201	C.R. Bard, Inc.	1,065,604
50,850	Cardinal Health, Inc.	3,558,483
12,872	Catamaran Corporation[j]	576,151
31,900	Centene Corporation[j]	1,985,775
11,980	Cerner Corporation[j]	673,875
9,200	Charles River Laboratories International, Inc.[j]	555,128
45,550	Community Health Systems, Inc.[j]	1,784,193
2,700	Cooper Companies, Inc.	370,872
5,700	Covance, Inc.[j]	592,230
352,360	Covidien plc	25,954,838
8,800	CSL, Ltd.	568,408
38,450	DaVita HealthCare Partners, Inc.[j]	2,647,283
29,200	DENTSPLY International, Inc.	1,344,368
25,100	Endo International plc[j]	1,723,115
23,270	Envision Healthcare Holdings, Inc.[j]	787,224
72,150	ExamWorks Group, Inc.[g,j]	2,525,972
54,600	Express Scripts Holding Company[j]	4,099,914
492,850	Gilead Sciences, Inc.[j]	34,923,351
26,483	GlaxoSmithKline plc	706,173
6,800	Grifols SA	372,660
5,900	H. Lundbeck AS	181,755
32,800	HCA Holdings, Inc.[j]	1,722,000
5,400	Hikma Pharmaceuticals plc	149,507
39,400	Hologic, Inc.[j]	847,100
28,350	Humana, Inc.	3,195,612
5,950	ICON plc[j]	282,923
14,400	Illumina, Inc.[g,j]	2,140,704
14,400	Impax Laboratories, Inc.[j]	380,448
12,350	Insulet Corporation[j]	585,637
29,450	ISIS Pharmaceuticals, Inc.[j]	1,272,535
10,000	Jazz Pharmaceuticals, Inc.[j]	1,386,800
239,503	Johnson & Johnson	23,526,380
31,950	McKesson Corporation	5,641,411
245,020	Merck & Company, Inc.	13,909,785

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (22.3%)	Value
Health Care (2.9%) - continued
2,400	Merck KGaA	$404,177
3,911	Mettler-Toledo International, Inc.[j]	921,744
44,650	Molina Healthcare, Inc.[j]	1,677,054
74,450	Neurocrine Biosciences, Inc.[j]	1,198,645
11,400	Novartis AG	967,950
43,900	NPS Pharmaceuticals, Inc.[j]	1,313,927
77,870	NuVasive, Inc.[j]	2,990,987
35,250	PAREXEL International Corporation[j]	1,906,672
85,406	PDL BioPharma, Inc.[g]	709,724
32,050	PerkinElmer, Inc.	1,444,173
112,408	Perrigo Company plc	17,385,021
184,500	Pfizer, Inc.	5,926,140
6,350	Pharmacyclics, Inc.[j]	636,397
17,200	Prestige Brands Holdings, Inc.[j]	468,700
6,950	Puma Biotechnology, Inc.[j]	723,773
1,100	Roche Holding AG	330,840
1,900	Sanofi	198,549
28,200	Seattle Genetics, Inc.[j]	1,284,792
5,800	Shire plc	287,129
7,800	Team Health Holdings, Inc.[j]	349,050
8,300	Thoratec Corporation[j]	297,223
119,976	UnitedHealth Group, Inc.	9,836,832
17,300	Universal Health Services, Inc.	1,419,811
750	Veeva Systems, Inc.[g,j]	20,025
4,400	Vertex Pharmaceuticals, Inc.[j]	311,168
7,600	Waters Corporation[j]	823,916
13,282	Zimmer Holdings, Inc.	1,256,212

	Total	221,527,242

Industrials (2.5%)
23,500	3M Company	3,188,010
10,550	AAR Corporation	273,772
9,700	Actividades de Construccion y Servicios SA	381,390
9,710	Acuity Brands, Inc.	1,287,255
900	Adecco SA	74,904
21,650	ADT Corporation[g]	648,418
20,300	Aecom Technology Corporation[j]	653,051
43,900	AGCO Corporation	2,421,524
5,300	Aica Kogyo Company, Ltd.	118,176
35,839	Air New Zealand, Ltd.	63,674
13,883	Allegion plc	724,276
29,074	AMETEK, Inc.	1,497,020
29,990	Apogee Enterprises, Inc.	996,568
5,100	Arcadis NV	196,010
13,300	Arkansas Best Corporation	491,435
12,055	B/E Aerospace, Inc.[j]	1,046,253
17,350	Babcock & Wilcox Company	576,020
13,600	Berendsen plc	253,687
6,100	Bodycote plc	82,122
130,200	Boeing Company	16,338,798
22,678	Briggs & Stratton Corporation	504,585
400	Bucher Industries AG	135,983
26,500	CLARCOR, Inc.	1,519,775
10,800	Colfax Corporation[j]	770,364
269,197	CSX Corporation	7,798,637
15,500	Daifuku Company, Ltd.	191,455
565,100	Delta Air Lines, Inc.	19,580,715
33,770	DigitalGlobe, Inc.[j]	979,668
3,600	DKSH Holding AG	286,447
3,600	Elbit Systems, Ltd.	219,266
71,281	EMCOR Group, Inc.	3,335,238
52,350	Exelis, Inc.	995,174
9,550	Fastenal Company[g]	471,006
10,300	Fenner plc	68,546

Shares	Common Stock (22.3%)	Value
Industrials (2.5%) - continued
22,568	Flowserve Corporation	$1,767,977
47,700	Fluor Corporation	3,707,721
11,300	Fomento de Construcciones y Contratas SAj	257,774
17,800	Fortune Brands Home and Security, Inc.	749,024
23,700	Gamesa Corporacion Tecnologia SAj	257,675
31,620	GATX Corporation	2,146,366
100	Georg Fischer AGj	77,593
9,740	Graco, Inc.	727,968
44,100	GrafTech International, Ltd.[g,j]	481,572
16,060	Granite Construction, Inc.	641,276
10,000	Hanwa Company, Ltd.	38,772
72,200	HNI Corporation	2,639,632
73,072	Honeywell International, Inc.	6,778,159
4,100	Hoshizaki Electric Company, Ltd.	154,839
18,000	Huntington Ingalls Industries, Inc.	1,840,680
1,400	Implenia AG	104,618
125,850	Ingersoll-Rand plc	7,203,654
6,500	Intrum Justitia AB	177,387
306,570	Jacobs Engineering Group, Inc.[j]	19,467,195
6,630	JB Hunt Transport Services, Inc.	476,830
69,000	Kajima Corporation	241,428
11,000	Kandenko Company, Ltd.	55,709
4,200	Keller Group plc	75,255
74,920	Korn/Ferry International[j]	2,230,368
39,100	Landstar System, Inc.	2,315,502
7,600	Legrand SA	472,153
10,050	Lockheed Martin Corporation	1,640,562
90,192	Manitowoc Company, Inc.	2,836,538
80,000	Manpower, Inc.	6,306,400
24,700	Mitie Group plc	134,058
127,000	Mitsui Engineering & Shipbuilding Company, Ltd.	268,105
49,390	MRC Global, Inc.[j]	1,331,554
67,200	Mueller Water Products, Inc.	638,400
11,000	NICHIAS Corporation	70,536
7,000	Nidec Corporation	429,222
15,300	Nielsen Holdings NV	682,839
8,000	Nisshinbo Holdings, Inc.	68,349
4,400	Nitto Kogyo Corporation	92,350
25,676	Northgate plc	222,598
60,000	NTN Corporation	203,042
15,500	Old Dominion Freight Line, Inc.[j]	879,470
74,108	Oshkosh Corporation	4,362,738
1,000	Osterreichische Post AG	50,398
9,581	Parker Hannifin Corporation	1,146,942
69,792	Pentair, Ltd.	5,537,297
51,710	Quanta Services, Inc.[j]	1,908,099
5,600	Randstad Holding NV	327,762
58,710	Ritchie Brothers Auctioneers, Inc.[g]	1,416,672
25,100	Robert Half International, Inc.	1,052,945
3,350	Rockwell Automation, Inc.	417,242
7,282	Roper Industries, Inc.	972,220
3,800	Safran SA	263,264
6,600	Seaspan Corporation[g]	145,662
7,000	Seino Holdings Company, Ltd.	66,786
16,700	Serco Group plc	117,212
15,000	ShinMaywa Industries, Ltd.	137,112
6,100	Siemens AG	822,667
281,300	Southwest Airlines Company	6,641,493
34,050	Spirit Airlines, Inc.[j]	2,022,570
12,275	Stericycle, Inc.[j]	1,394,685
34,550	Swift Transportation Company[j]	855,112
3,300	Teleperformance	191,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (22.3%)	Value
Industrials (2.5%) - continued
28,670	Tennant Company	$1,881,325
73,100	Transpacific Industries Group, Ltd.[j]	77,895
99,100	Union Pacific Corporation	18,597,106
15,390	United Rentals, Inc.[j]	1,461,127
12,896	United Stationers, Inc.	529,639
7,450	United Technologies Corporation	870,458
27,300	Wabash National Corporation[j]	375,648

	Total	192,703,673

Information Technology (4.3%)
23,254	Agilent Technologies, Inc.	1,300,364
9,600	Alliance Data Systems Corporation[j]	2,615,520
11,000	Amadeus IT Holding SA	457,109
29,650	Ambarella, Inc.[g,j]	791,952
32,900	Amdocs, Ltd.	1,528,534
11,700	Amphenol Corporation	1,072,305
11,596	ANSYS, Inc.[j]	893,124
69,907	Apple, Inc.	37,521,883
82,031	Applied Materials, Inc.	1,675,073
67,950	Arris Group, Inc.[j]	1,914,831
5,600	Ascom Holding AGj	115,081
8,350	Aspen Technology, Inc.[j]	353,706
351,400	Atmel Corporation[j]	2,937,704
18,629	Autodesk, Inc.[j]	916,174
9,800	Avnet, Inc.	455,994
183,094	Blinkx plc[j]	344,542
16,750	Booz Allen Hamilton Holding Corporation	368,500
68,070	Broadridge Financial Solutions, Inc.	2,528,120
178,050	Brocade Communications Systems, Inc.[j]	1,889,110
700	Cap Gemini SA	52,995
11,800	Cardtronics, Inc.[j]	458,430
27,850	CDW Corporation	764,204
5,850	Check Point Software Technologies, Ltd.[g,j]	395,636
20,597	Ciena Corporation[j]	468,376
511,620	Cisco Systems, Inc.	11,465,404
6,090	Citrix Systems, Inc.[j]	349,749
37,850	Computer Sciences Corporation	2,302,037
72,853	CoreLogic, Inc.[j]	2,188,504
10,350	Cray, Inc.[j]	386,262
35,450	Cree, Inc.[j]	2,005,052
10,700	CSR plc	129,596
22,418	DST Systems, Inc.	2,125,002
55,992	E2open, Inc.[g,j]	1,319,731
14,874	eBay, Inc.[j]	821,640
5,500	Econocom Group	63,191
37,500	Electrocomponents plc	177,512
81,950	Electronic Arts, Inc.[j]	2,377,369
346,600	EMC Corporation	9,500,306
11,650	EPAM Systems, Inc.[j]	383,285
12,748	Euronet Worldwide, Inc.[j]	530,189
9,400	F@N Communications, Inc.	167,793
8,272	F5 Networks, Inc.[j]	882,043
357,600	Facebook, Inc.[j]	21,541,824
23,900	Fairchild Semiconductor International, Inc.[j]	329,581
18,800	Fortinet, Inc.[j]	414,164
14,700	Fuji Film Holdings Corporation	394,577
13,860	Gartner, Inc.[j]	962,438
14,350	Global Payments, Inc.	1,020,428
37,934	Google, Inc.[j]	42,277,822

Shares	Common Stock (22.3%)	Value
Information Technology (4.3%) - continued
39,300	Guidewire Software, Inc.[j]	$1,927,665
78,400	Hewlett-Packard Company	2,537,024
20,000	Hitachi Kokusai Electric, Inc.	240,419
3,200	IAC InterActiveCorp	228,448
9,300	iGATE Corporation[j]	293,322
12,550	Imperva, Inc.[j]	699,035
9,100	Indra Sistemas SA	182,869
60,500	Informatica Corporation[j]	2,285,690
15,950	InterDigital, Inc.[g]	528,104
13,050	International Business Machines Corporation	2,511,994
9,850	Itron, Inc.[j]	350,069
20,200	j2 Global, Inc.[g]	1,011,010
36,474	Juniper Networks, Inc.[j]	939,570
22,400	Kulicke and Soffa Industries, Inc.[j]	282,464
39,402	Lexmark International, Inc.[g]	1,823,919
1,820	LinkedIn Corporation[j]	336,591
74,050	MasterCard, Inc.	5,531,535
4,070	Measurement Specialties, Inc.[j]	276,150
20,428	Microchip Technology, Inc.[g]	975,641
137,640	Microsoft Corporation	5,641,864
4,300	NEC Networks & System Integration Corporation	87,339
325,520	NetApp, Inc.	12,011,688
7,186	Nice Systems, Ltd. ADR	320,927
13,986	Nuance Communications, Inc.[g,j]	240,140
143,066	NVIDIA Corporation	2,562,312
23,530	NXP Semiconductors NVj	1,383,799
1,800	OBIC Company, Ltd.	56,801
113,000	Oki Electric Industry Company, Ltd.	241,217
18,900	Optimal Payments plc[j]	113,432
147,900	Oracle Corporation	6,050,589
16,100	Pace plc	120,979
36,566	Plantronics, Inc.	1,625,359
7,900	Playtech plc	89,186
25,910	QLIK Technologies, Inc.[j]	688,947
231,492	QUALCOMM, Inc.	18,255,459
16,000	Red Hat, Inc.[j]	847,680
235,850	Salesforce.com, Inc.[j]	13,464,676
48,550	Sanmina Corporation[j]	847,198
37,060	Sapient Corporation[j]	632,244
8,850	Seagate Technology plc	497,016
10,300	Seiko Epson Corporation	321,842
15,410	ServiceNow, Inc.[j]	923,367
74,250	SunPower Corporation[g,j]	2,395,305
259,140	Symantec Corporation	5,175,026
17,150	Synopsys, Inc.[j]	658,731
92,250	Take-Two Interactive Software, Inc.[j]	2,023,042
6,950	TE Connectivity, Ltd.	418,459
112,150	Teradata Corporation[j]	5,516,659
135,177	Teradyne, Inc.[g,j]	2,688,671
162,620	Texas Instruments, Inc.	7,667,533
23,100	Textura Corporation[g,j]	582,351
2,700	Transcosmos, Inc.	55,914
76,322	TriQuint Semiconductor, Inc.[j]	1,021,952
47,650	Ubiquiti Networks, Inc.[g,j]	2,166,646
12,300	ULVAC, Inc.[j]	251,296
35,500	Unisys Corporation[j]	1,081,330
500	Varonis Systems, Inc.[j]	17,880
28,751	VeriFone Systems, Inc.[j]	972,359
51,036	Virtusa Corporation[j]	1,710,216
115,700	Vishay Intertechnology, Inc.	1,721,616
9,100	VistaPrint NVg,j	447,902

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (22.3%)	Value
Information Technology (4.3%) - continued
222,950	VMware, Inc.[j]	$24,083,059
10,600	VTech Holdings, Ltd.	136,250
3,500	Wincor Nixdorf AG	251,552
229,100	Xerox Corporation	2,588,830
88,340	Xilinx, Inc.	4,794,212
153,100	Zynga, Inc.[j]	658,330

	Total	325,005,467

Materials (0.5%)
6,870	Airgas, Inc.	731,724
5,930	Albemarle Corporation	393,871
37,250	Alcoa, Inc.	479,408
78,200	Arrium, Ltd.	98,392
2,600	BHP Billiton, Ltd.	88,128
52,800	BlueScope Steel, Ltd.[j]	300,914
65,635	Celanese Corporation	3,643,399
35,600	Cliffs Natural Resources, Inc.[g]	728,376
91,700	Dow Chemical Company	4,455,703
23,200	Eagle Materials, Inc.	2,056,912
15,700	Eastman Chemical Company	1,353,497
19,800	Ence Energia y Celulosa SA	59,756
11,852	FMC Corporation	907,389
57,830	H.B. Fuller Company	2,792,032
19,150	KapStone Paper and Packaging Corporation[j]	552,286
53,160	Materials Select Sector SPDR Fund	2,513,405
27,300	Monsanto Company	3,105,921
32,200	Mosaic Company	1,610,000
4,000	Nippon Paint Company, Ltd.	60,566
68,270	Nucor Corporation	3,450,366
25,800	Owens-Illinois, Inc.[j]	872,814
22,650	Packaging Corporation of America	1,593,881
5,650	PPG Industries, Inc.	1,093,049
15,200	Resolute Forest Products, Inc.[j]	305,368
21,324	Silgan Holdings, Inc.	1,055,964
11,186	Silver Wheaton Corporation	253,922
2,000	Smurfit Kappa Group plc	48,505
17,257	Southern Copper Corporation	502,351
60,980	Steel Dynamics, Inc.	1,084,834
85,000	Taiheiyo Cement Corporation	306,114
167,700	Teck Resources, Ltd.[g]	3,635,736
17,000	Toagosei Company, Ltd.	72,603
40,000	Tokuyama Corporation	130,704
67,000	Tosoh Corporation	258,082
7,400	UPM-Kymmene Oyj	126,607
7,000	Voestalpine AG	308,063
32,900	Walter Energy, Inc.[g]	248,724
120,000	Wilmar International, Ltd.	330,658
12,200	Worthington Industries, Inc.	466,650

	Total	42,076,674

Telecommunications Services (0.3%)
117,800	AT&T, Inc.	4,131,246
63,900	Bezeq Israel Telecommunication Corporation, Ltd.	113,908
26,398	BT Group plc	167,883
57,883	Cogent Communications Group, Inc.	2,056,583
10,600	Elisa Oyj[j]	304,925
8,900	Freenet AGj	311,506
9,100	KDDI Corporation	528,392
4,036	SBA Communications Corporation[j]	367,115
43,000	Singapore Telecommunications, Ltd.	124,989

Shares	Common Stock (22.3%)	Value
Telecommunications Services (0.3%) - continued
284,500	Telecom Italia SPA	$336,265
22,950	Telephone & Data Systems, Inc.	601,519
28,000	Telstra Corporation, Ltd.	132,033
15,105	TW Telecom, Inc.[j]	472,182
199,956	Verizon Communications, Inc.	9,511,907
131,072	Vodafone Group plc	481,991
71,150	Vonage Holdings Corporation[j]	303,811

	Total	19,946,255

Utilities (0.4%)
16,950	Calpine Corporation[j]	354,424
32,100	CMS Energy Corporation	939,888
62,800	Electricidade de Portugal SA	291,559
3,600	Electricite de France	142,347
80,100	Enel SPA	453,063
16,900	Fortum Oyj	384,160
163,690	NiSource, Inc.	5,815,906
61,380	NorthWestern Corporation	2,911,253
238,400	PG&E Corporation	10,298,880
22,650	Public Service Enterprise Group, Inc.	863,871
42,850	Southern Company	1,882,829
34,691	Southwest Gas Corporation	1,854,234
69,450	Wisconsin Energy Corporation	3,232,897

	Total	29,425,311

	Total Common Stock (cost $1,402,224,632)	1,699,298,091

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
1,100	Henkel AG & Company KGaA	118,407

	Total	118,407

	Total Preferred Stock (cost $101,219)	118,407

Shares	Collateral Held for Securities Loaned (0.7%)	Value
55,320,362	Thrivent Cash Management Trust	55,320,362

	Total Collateral Held for Securities Loaned (cost $55,320,362)	55,320,362

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (15.8%)[k]	Value
	Federal Home Loan Bank Discount Notes
51,000,000	0.053%, 4/2/2014	$50,999,925
29,000,000	0.050%, 4/4/2014	28,999,879
127,515,000	0.046%, 4/9/2014	127,513,694
42,000,000	0.050%, 4/11/2014	41,999,417
47,000,000	0.050%, 4/15/2014	46,999,086
62,000,000	0.062%, 4/16/2014	61,998,398
35,000,000	0.050%, 4/17/2014	34,999,222
68,700,000	0.056%, 4/21/2014	68,697,877
82,700,000	0.063%, 4/23/2014[l]	82,696,801
184,000,000	0.063%, 4/25/2014	183,992,293
100,000,000	0.071%, 4/30/2014	99,994,305
50,000,000	0.040%, 5/2/2014	49,998,295
42,000,000	0.080%, 5/7/2014	41,996,640
41,000,000	0.095%, 5/9/2014	40,995,889
50,000,000	0.070%, 5/23/2014	49,994,945
4,400,000	0.120%, 5/28/2014[l]	4,399,164
23,900,000	0.122%, 5/30/2014[l]	23,895,221
19,000,000	0.065%, 6/4/2014	18,997,805
88,000,000	0.060%, 6/25/2014	87,987,533
400,000	0.099%, 7/7/2014[l]	399,894
200,000	0.110%, 7/11/2014[l]	199,938
4,250,000	0.096%, 7/30/2014[l]	4,248,646
1,621,000	0.095%, 8/1/2014[l]	1,620,476
1,000,000	0.117%, 8/6/2014[l]	999,589
	Federal Home Loan Mortgage Corporation Discount Notes
14,000,000	0.100%, 5/12/2014	13,998,406
16,000,000	0.050%, 6/23/2014	15,998,156
	Federal National Mortgage Association Discount Notes
20,000,000	0.050%, 6/3/2014	19,998,250
200,000	0.100%, 7/23/2014[l]	199,937
	U.S. Treasury Bills
4,000,000	0.070%, 4/24/2014	3,999,821

	Total Short-Term Investments (at amortized cost)	1,208,819,502

	Total Investments (cost $7,357,933,637) 106.3%	$8,109,155,749

	Other Assets and Liabilities, Net (6.3%)	(482,510,219)

	Total Net Assets 100.0%	$7,626,645,530

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $148,784,299 or 2.0% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Portfolio owned as of March 31, 2014.

Security	Acquisition Date	Cost
CoBank ACB, 6/15/2022	10/18/2013	$459,616
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	126,651
FNA Trust, 1/10/2018	4/29/2013	834,616

g	All or a portion of the security is on loan.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At March 31, 2014, $46,541,519 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$788,572,003
Gross unrealized depreciation	(37,349,891)

Net unrealized appreciation (depreciation)	$751,222,112

Cost for federal income tax purposes	$7,357,933,637

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	15,948,361	–	15,948,361	–
Capital Goods	7,972,270	–	7,972,270	–
Communications Services	87,011,521	–	87,011,521	–
Consumer Cyclical	74,405,051	–	74,405,051	–
Consumer Non-Cyclical	42,186,694	–	42,186,694	–
Energy	17,718,741	–	17,718,741	–
Financials	25,657,034	–	25,657,034	–
Technology	16,468,336	–	16,468,336	–
Transportation	8,838,227	–	8,838,227	–
Utilities	9,664,101	–	9,664,101	–
Mutual Funds
Equity Mutual Funds	1,850,639,040	1,850,639,040	–	–
Fixed Income Mutual Funds	1,241,955,634	1,241,955,634	–	–
Long-Term Fixed Income
Asset-Backed Securities	89,015,545	–	87,054,350	1,961,195
Basic Materials	14,595,677	–	14,595,677	–
Capital Goods	8,519,184	–	8,519,184	–
Collateralized Mortgage Obligations	48,754,769	–	48,754,769	–
Commercial Mortgage-Backed Securities	67,805,828	–	67,805,828	–
Communications Services	40,559,132	–	40,559,132	–
Consumer Cyclical	32,651,030	–	32,651,030	–
Consumer Non-Cyclical	43,279,543	–	43,279,543	–
Energy	25,966,144	–	25,966,144	–
Financials	167,575,460	–	167,120,060	455,400
Foreign Government	9,229,383	–	9,229,383	–
Mortgage-Backed Securities	507,632,826	–	507,632,826	–
Technology	12,429,732	–	12,429,732	–
Transportation	10,456,680	–	10,456,680	–
U.S. Government and Agencies	640,008,670	–	640,008,670	–
Utilities	28,654,774	–	28,654,774	–
Common Stock
Consumer Discretionary	256,468,747	248,533,092	7,935,655	–
Consumer Staples	92,473,959	80,347,349	12,126,610	–
Energy	202,553,663	200,105,462	2,448,201	–
Financials	317,117,100	307,704,673	9,412,427	–
Health Care	221,527,242	216,981,020	4,546,222	–
Industrials	192,703,673	185,176,229	7,527,444	–
Information Technology	325,005,467	320,953,975	4,051,492	–
Materials	42,076,674	39,887,582	2,189,092	–
Telecommunications Services	19,946,255	17,444,363	2,501,892	–
Utilities	29,425,311	28,154,182	1,271,129	–
Preferred Stock
Consumer Staples	118,407	–	118,407	–
Collateral Held for Securities Loaned	55,320,362	55,320,362	–	–
Short-Term Investments	1,208,819,502	–	1,208,819,502	–

Total	$8,109,155,749	$4,793,202,963	$3,313,536,191	$2,416,595

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	25,545,125	11,361,898	14,183,227	–

Total Asset Derivatives	$25,545,125	$11,361,898	$14,183,227	$–

Liability Derivatives
Futures Contracts	300,446	300,446	–	–

Total Liability Derivatives	$300,446	$300,446	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(295)	June 2014	($64,848,399)	($64,770,938)	$77,461
5-Yr. U.S. Treasury Bond Futures	(4,170)	June 2014	(498,832,569)	(496,034,552)	2,798,017
10-Yr. U.S. Treasury Bond Futures	(230)	June 2014	(28,621,720)	(28,405,000)	216,720
30-Yr. U.S. Treasury Bond Futures	2,430	June 2014	321,199,249	323,721,563	2,522,314
Eurex EURO STOXX 50 Futures	8,329	June 2014	341,296,983	355,480,210	14,183,227
Mini MSCI EAFE Index Futures	1,283	June 2014	119,750,532	121,564,250	1,813,718
Russell 2000 Index Mini-Futures	(33)	June 2014	(3,918,674)	(3,862,650)	56,024
S&P 400 Index Mini-Futures	(807)	June 2014	(110,653,984)	(110,954,430)	(300,446)
S&P 500 Index Futures	359	June 2014	165,114,565	167,347,850	2,233,285
Ultra Long Term U.S. Treasury Bond Futures	743	June 2014	105,695,922	107,340,281	1,644,359
Total Futures Contracts					$25,244,679

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Partner Small Cap Growth	$111,969,730	$–	$–	5,821,599	$110,506,762	$–
Partner Small Cap Value	123,506,706	–	–	4,368,749	124,733,450	–
Small Cap Stock	64,136,532	–	–	3,609,909	64,631,451	–
Partner Mid Cap Value	114,956,666	–	–	6,230,477	119,260,681	–
Mid Cap Stock	206,628,012	–	–	11,698,088	216,798,330	–
Partner Worldwide Allocation	534,686,884	–	–	53,352,913	542,663,144	–
Large Cap Value	413,079,767	–	–	26,506,659	424,032,318	–
Large Cap Stock	242,388,982	–	–	20,525,262	248,012,904	–
High Yield	196,151,522	2,982,402	65,072	39,263,377	201,805,906	2,981,773
Income	623,763,330	6,059,384	182,201	60,857,772	641,471,346	6,127,871
Limited Maturity Bond	396,082,117	1,594,316	195,215	40,479,483	398,678,382	1,609,044
Cash Management Trust- Collateral Investment	67,924,410	93,650,543	106,254,591	55,320,362	55,320,362	111,970
Total Value and Income Earned	3,095,274,658				3,147,915,036	10,830,658

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal
Amount	Bank Loans (4.5%)[a]	Value
Basic Materials (0.2%)
	Alpha Natural Resources, Inc., Term Loan
$1,932,739	3.500%, 5/22/2020	$1,872,746
	Axalta Coating Systems US Holdings, Inc.,Term Loan
1,602,888	4.000%, 2/1/2020	1,602,888
	Fortescue Metals Group, Ltd., Term Loan
1,462,799	4.250%, 6/30/2019	1,473,346
	Ineos Group Holdings, Ltd., Term Loan
2,317,478	3.750%, 5/4/2018	2,302,160
	Tronox Pigments BV, Term Loan
684,825	4.500%, 3/19/2020	688,338

	Total	7,939,478

Capital Goods (0.1%)
	Berry Plastics Group, Inc., Term Loan
3,435,300	3.500%, 2/8/2020	3,418,123
	Silver II Borrower, Term Loan
894,109	4.000%, 12/13/2019	891,597

	Total	4,309,720

Communications Services (1.3%)
	Atlantic Broadband Penn, LLC, Term Loan
1,024,400	3.250%, 11/30/2019	1,018,254
	Cequel Communications, LLC, Term Loan
1,138,384	3.500%, 2/14/2019	1,137,906
	Charter Communications Operating, LLC, Term Loan
456,550	3.000%, 7/1/2020	452,327
2,233,125	3.000%, 12/31/2020	2,211,799
	Clear Channel Communications, Inc., Term Loan
34,700	3.803%, 1/29/2016	34,269
1,992,484	6.903%, 1/30/2019	1,949,944
640,816	7.653%, 7/30/2019	639,798
	Cumulus Media Holdings, Inc., Term Loan
1,739,270	4.250%, 12/23/2020	1,745,793
	Fairpoint Communications, Term Loan
2,286,900	7.500%, 2/14/2019	2,356,742
	Grande Communications Networks, LLC, Term Loan
1,349,800	4.500%, 5/29/2020	1,347,276
	Hargray Communications Group, Inc., Term Loan
1,920,488	4.750%, 6/26/2019	1,939,692
	Integra Telecom Holdings, Inc., Term Loan
1,351,350	5.250%, 2/22/2019	1,357,147
460,000	9.750%, 2/21/2020	470,120
	Level 3 Communications, Inc., Term Loan
2,540,000	4.000%, 1/15/2020	2,543,175
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,277,250	6.000%, 6/9/2017	1,280,443
	LTS Buyer, LLC, Term Loan
1,474,982	4.000%, 4/13/2020	1,464,849
72,737	8.000%, 4/12/2021	73,919

Principal
Amount	Bank Loans (4.5%)[a]	Value
Communications Services (1.3%) - continued
	Mediacom Broadband, LLC, Term Loan
$1,024,400	4.000%, 1/20/2020	$1,024,400
	NEP Broadcasting, LLC, Term Loan
134,286	9.500%, 7/22/2020	137,531
	NTelos, Inc., Term Loan
674,725	5.750%, 11/9/2019	668,538
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
479,293	4.669%, 7/31/2018	480,093
	Syniverse Holdings, Inc., Term Loan
1,793,615	4.000%, 4/23/2019	1,794,368
	TNS, Inc., Term Loan
1,360,000	5.000%, 2/14/2020	1,365,671
	Univision Communications, Inc., Term Loan
3,016,025	4.000%, 3/1/2020	3,019,373
	Virgin Media Investment Holdings, Ltd., Term Loan
2,825,000	3.500%, 6/8/2020	2,817,457
	Visant Corporation, Term Loan
2,401,507	5.250%, 12/22/2016	2,379,990
	WideOpenWest Finance, LLC, Term Loan
3,014,550	4.750%, 4/1/2019	3,015,484
	XO Communications, LLC, Term Loan
400,000	Zero Coupon, 3/20/2021 [b,c]	402,000
	Yankee Cable Acquisition, LLC, Term Loan
1,801,959	4.500%, 3/1/2020	1,814,122
	Zayo Group, LLC, Term Loan
2,693,968	4.000%, 7/2/2019	2,694,642

	Total	43,637,122

Consumer Cyclical (1.1%)
	Bally Technologies, Inc., Term Loan
1,835,775	4.250%, 11/25/2020	1,842,659
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,181,564	4.250%, 2/23/2017	1,185,994
	Cengage Learning Aquisitions, Term Loan
3,925,000	Zero Coupon, 3/31/2020 [b,c]	3,965,898
	Cenveo Corporation, Term Loan
943,575	6.250%, 2/13/2017	955,370
	Ceridian Corporation, Term Loan
1,811,364	4.404%, 5/9/2017	1,817,704
	Chrysler Group, LLC, Term Loan
1,519,684	3.500%, 5/24/2017	1,518,742
	Golden Nugget, Inc., Delayed Draw
264,836	5.500%, 11/21/2019	270,464
	Golden Nugget, Inc., Term Loan
617,951	5.500%, 11/21/2019	631,083
	Hilton Worldwide Finance, LLC, Term Loan
1,488,158	3.500%, 10/26/2020	1,489,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value
Consumer Cyclical (1.1%) - continued
	J.C. Penney Corporation, Inc., Term Loan
$1,999,887	6.000%, 5/22/2018	$1,988,228
	Las Vegas Sands, LLC, Term Loan
1,995,000	3.250%, 12/19/2020	1,991,549
	Marina District Finance Company, Inc., Term Loan
1,930,163	6.750%, 8/15/2018	1,955,892
	MGM Resorts International, Term Loan
1,417,062	3.500%, 12/20/2019	1,413,081
	Mohegan Tribal Gaming Authority, Term Loan
3,391,500	5.500%, 11/19/2019	3,457,227
	NEP/NCP Holdco, Inc., Term Loan
3,415,500	3.738%, 1/22/2020	3,422,604
	Rite Aid Corporation, Term Loan
342,413	3.500%, 2/21/2020	341,878
695,000	5.750%, 8/21/2020	709,338
	ROC Finance, LLC, Term Loan
2,517,350	5.000%, 6/20/2019	2,457,563
	Scientific Games International, Inc., Term Loan
2,793,000	4.250%, 10/18/2020	2,793,000
	Seminole Indian Tribe of Florida, Term Loan
804,450	3.000%, 4/29/2020	801,433
	Seven Seas Cruises S de RL, LLC, Term Loan
1,939,739	3.750%, 12/21/2018	1,939,738
	Toys R Us, Inc., Term Loan
1,593,831	5.250%, 5/25/2018	1,326,865

	Total	38,276,194

Consumer Non-Cyclical (0.7%)
	Albertsons, Inc., Term Loan
3,512,297	4.750%, 3/21/2019	3,532,774
	Biomet, Inc., Term Loan
491,288	3.662%, 7/25/2017	491,617
	Catalina Marketing Corporation, Term Loan
995,000	5.250%, 10/12/2020	993,756
	CHS/Community Health Systems, Inc., Term Loan
353,788	3.469%, 1/25/2017	355,932
942,962	4.250%, 1/27/2021	950,213
	Del Monte Corporation, Term Loan
286,088	3.500%, 3/9/2020	285,196
	DJO Finance, LLC, Term Loan
1,954,311	4.750%, 9/15/2017	1,959,802
	Hologic, Inc., Term Loan
1,251,768	3.250%, 8/1/2019	1,246,035
	JBS USA, LLC, Term Loan
1,508,730	3.750%, 5/25/2018	1,504,958
	McGraw-Hill Global Education, LLC, Term Loan
1,965,762	5.750%, 3/22/2019[b,c]	1,978,048
	McJunkin Red Man Corporation, Term Loan
1,079,575	4.750%, 11/8/2019	1,091,947
	Roundy’s Supermarkets, Inc., Term Loan
2,074,550	5.750%, 3/3/2021	2,075,421

Principal Amount	Bank Loans (4.5%)[a]	Value
Consumer Non-Cyclical (0.7%) - continued
	Supervalu, Inc., Term Loan
$4,237,266	4.500%, 3/21/2019	$4,240,783
	Van Wagner Communications, LLC, Term Loan
1,196,775	6.272%, 8/3/2018	1,209,114

	Total	21,915,596

Energy (0.3%)
	Arch Coal, Inc., Term Loan
2,665,661	6.250%, 5/16/2018	2,624,929
	Chesapeake Energy Corporation, Term Loan
3,910,000	5.750%, 12/2/2017	3,994,730
	Fieldwood Energy, LLC, Term Loan
895,501	3.875%, 9/28/2018	895,340
390,000	8.375%, 9/30/2020[b,c]	405,682
	Offshore Group Investment, Ltd., Term Loan
1,831,500	5.750%, 3/28/2019	1,848,679
	Pacific Drilling SA, Term Loan
1,270,400	4.500%, 6/3/2018	1,274,529

	Total	11,043,889

Financials (0.3%)
	GEO Group, Inc., Term Loan
456,550	3.250%, 4/3/2020	455,787
	Harland Clarke Holdings Corporation, Term Loan
2,286,312	7.000%, 5/22/2018	2,316,035
248,438	6.000%, 8/4/2019	249,680
	Intelsat Jackson Holdings SA, Term Loan
1,255,968	3.750%, 6/30/2019	1,257,927
	MoneyGram International, Inc., Term Loan
1,821,600	0.000%, 3/27/2020	1,823,877
	WaveDivision Holdings, LLC, Term Loan
2,483,562	4.000%, 10/12/2019	2,482,768

	Total	8,586,074

Technology (0.2%)
	First Data Corporation Extended, Term Loan
2,090,000	4.155%, 3/23/2018	2,093,490
	First Data Corporation, Term Loan
1,040,000	4.164%, 9/24/2018	1,041,009
	Freescale Semiconductor, Inc., Term Loan
1,654,216	4.250%, 2/28/2020	1,659,890
	Infor US, Inc., Term Loan
1,088,703	3.750%, 6/3/2020	1,084,621

	Total	5,879,010

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,920,487	3.750%, 6/27/2019	1,925,634
	Delta Air Lines, Inc., Term Loan
1,557,288	3.500%, 4/20/2017	1,558,394
	United Air Lines, Inc., Term Loan
1,138,500	3.500%, 3/31/2021	1,138,215

	Total	4,622,243

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.5%)[a]	Value
Utilities (0.2%)
	ADS Waste Holdings, Inc., Term Loan
$1,797,250	3.750%, 10/9/2019	$1,792,506
	Calpine Corporation, Term Loan
340,611	4.000%, 4/1/2018	341,367
2,053,725	4.000%, 10/9/2019	2,057,586
	Intergen NV, Term Loan
888,287	5.500%, 6/15/2020	896,060
	NGPL PipeCo, LLC, Term Loan
1,812,898	6.750%, 9/15/2017	1,766,669

	Total	6,854,188

	Total Bank Loans (cost $152,497,389)	153,063,514

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Asset-Backed Securities (2.2%)
	Access Group, Inc.
1,690,879	0.654%, 2/25/2036[d,e]	1,680,509
	Ally Auto Receivables Trust 2013-SN1
2,340,000	0.720%, 5/20/2016	2,342,246
	Avis Budget Rental Car Funding AESOP, LLC
1,154,010	2.370%, 11/20/2014[d]	1,162,816
	BA Credit Card Trust
1,100,000	0.530%, 6/15/2021[e]	1,101,617
	Barclays Dryrock Issuance Trust
1,000,000	0.530%, 12/16/2019[e]	1,000,580
	Chase Issuance Trust
1,475,000	1.150%, 1/15/2019	1,474,985
	Chesapeake Funding, LLC
2,300,000	0.606%, 1/7/2025[d,e]	2,302,484
	Citibank Credit Card Issuance Trust
2,000,000	0.025%, 2/22/2019	1,989,862
	Countrywide Asset-Backed Certificates
2,048,184	5.530%, 4/25/2047	1,863,821
	DT Auto Owner Trust
396,843	0.750%, 5/16/2016[d]	397,027
	Edlinc Student Loan Funding Trust
1,366,719	3.226%, 10/1/2025[e,f]	1,366,719
	Federal National Mortgage Association
1,714,457	0.595%, 8/25/2015	1,717,507
1,800,000	0.478%, 9/25/2015	1,799,975
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
1,765,970	0.679%, 1/15/2019	1,765,488
	FNA Trust
1,162,550	1.980%, 1/10/2018[f]	1,160,341
	GE Dealer Floorplan Master Note Trust
2,340,000	0.557%, 4/20/2018[e]	2,346,306
	GE Equipment Transportation, LLC
1,950,000	0.690%, 11/25/2016	1,951,119
	Golden Credit Card Trust
1,620,000	0.405%, 2/15/2018[d,e]	1,620,616
1,000,000	0.585%, 9/15/2018[d,e]	1,003,227
	GreatAmerica Leasing Receivables
2,500,000	0.610%, 5/15/2016[d]	2,499,445

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Asset-Backed Securities (2.2%) - continued
	Hertz Fleet Lease Funding, LP
$2,200,000	0.704%, 9/10/2016[d,e]	$2,204,712
	HLSS Servicer Advance Receivables Backed Notes
2,175,000	1.287%, 9/15/2044[d]	2,178,263
	Hyundai Auto Receivables Trust
2,340,000	0.710%, 9/15/2017	2,347,079
	Hyundai Floorplan Master Owner Trust
2,632,500	0.505%, 5/15/2018[d,e]	2,637,757
	Master Credit Card Trust
1,587,300	0.780%, 4/21/2017[d]	1,589,567
	Morgan Stanley Capital, Inc.
2,062,018	0.304%, 2/25/2037[e]	1,135,081
	Motor plc
2,522,000	0.654%, 2/15/2021[d]	2,524,272
	Nissan Master Owner Trust Receivables
2,700,000	0.455%, 2/15/2018[e]	2,702,565
	Penarth Master Issuer plc
2,200,000	0.547%, 11/18/2017[d,e]	2,203,612
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036	4,012,993
2,499,156	5.580%, 11/25/2036	1,500,633
	Santander Drive Auto Receivables Trust
1,950,000	0.700%, 9/15/2017	1,953,161
	SLM Student Loan Trust
3,555,077	0.755%, 8/15/2022[d,e]	3,562,102
2,144,353	0.639%, 4/25/2023[d,e]	2,142,283
1,350,000	1.205%, 5/17/2027[d,e]	1,356,830
	U.S. Small Business Administration
430,000	3.191%, 3/10/2024	431,075
	Volvo Financial Equipment, LLC
1,950,000	0.740%, 3/15/2017[d]	1,953,590
	World Financial Network Credit Card Master Trust
1,950,000	0.910%, 3/16/2020	1,943,856
	World Omni Automobile Lease Securitization Trust
2,100,000	1.400%, 2/15/2019	2,118,862
	World Omni Master Owner Trust
1,620,000	0.505%, 2/15/2018[d,e]	1,622,155

	Total	74,667,138

Basic Materials (0.5%)
	First Quantum Minerals, Ltd.
847,000	6.750%, 2/15/2020[d]	857,587
847,000	7.000%, 2/15/2021[d]	861,823
	FMG Resources Pty. Ltd.
2,912,019	6.875%, 2/1/2018[d,g]	3,068,540
	Freeport-McMoRan Copper & Gold, Inc.
1,759,000	2.375%, 3/15/2018	1,753,952
	Glencore Funding, LLC
625,000	1.700%, 5/27/2016[d]	627,102
1,170,000	1.599%, 1/15/2019[d,e]	1,166,251
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,500,000	8.875%, 2/1/2018	1,560,000
	Ineos Finance plc
1,500,000	7.500%, 5/1/2020[d]	1,646,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Basic Materials (0.5%) - continued
	International Paper Company
$706,000	5.300%, 4/1/2015	$736,828
	LyondellBasell Industries NV
1,020,000	6.000%, 11/15/2021	1,194,779
	Mosaic Company
1,095,000	5.450%, 11/15/2033	1,183,858
	Rio Tinto Finance USA plc
568,000	1.375%, 6/17/2016	572,880
	Vale Overseas, Ltd.
938,000	6.250%, 1/23/2017	1,048,144

	Total	16,277,994

Capital Goods (0.3%)
	BAE Systems plc
620,000	3.500%, 10/11/2016[d]	647,749
	CNH Capital, LLC
1,500,000	3.625%, 4/15/2018	1,526,250
	Eaton Corporation
317,000	1.500%, 11/2/2017	315,474
508,000	4.000%, 11/2/2032	491,399
	Harsco Corporation
978,000	2.700%, 10/15/2015	986,313
	Reynolds Group Issuer, Inc.
1,412,019	5.750%, 10/15/2020	1,479,090
	Roper Industries, Inc.
1,016,000	2.050%, 10/1/2018	999,165
	RSC Equipment Rental, Inc.
1,500,000	8.250%, 2/1/2021	1,678,125
	Textron, Inc.
680,000	5.600%, 12/1/2017	752,562

	Total	8,876,127

Collateralized Mortgage Obligations (1.1%)
	Alternative Loan Trust
2,187,740	6.000%, 6/25/2036	1,936,659
	Citigroup Mortgage Loan Trust, Inc.
694,959	5.500%, 11/25/2035	634,535
	CitiMortgage Alternative Loan Trust
2,352,981	5.750%, 4/25/2037	2,030,508
	Countrywide Alternative Loan Trust
3,449,003	5.263%, 10/25/2035	2,839,419
1,314,214	6.500%, 8/25/2036	967,935
444,536	6.000%, 1/25/2037	393,170
4,553,540	5.500%, 5/25/2037	3,828,489
2,507,204	7.000%, 10/25/2037	1,797,254
	Countrywide Home Loans, Inc.
901,800	5.750%, 4/25/2037	813,827
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
284,516	5.500%, 10/25/2021	272,576
722,066	6.000%, 10/25/2021	667,998
	Federal Home Loan Mortgage Corporation
10,420,179	3.000%, 4/15/2028[h]	1,279,679
6,694,397	3.000%, 2/15/2033[h]	989,873
	Federal National Mortgage Association
14,396,018	3.500%, 1/25/2033[h]	2,293,936
	Greenpoint Mortgage Funding Trust
1,455,832	0.354%, 10/25/2045[e]	1,122,442

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Collateralized Mortgage Obligations (1.1%) - continued
	HomeBanc Mortgage Trust
$1,245,914	2.583%, 4/25/2037	$887,630
	J.P. Morgan Mortgage Trust
206,941	2.657%, 10/25/2036	173,960
3,634,171	0.534%, 1/25/2037[e]	2,384,405
3,648,503	6.250%, 8/25/2037	2,622,358
	MASTR Alternative Loans Trust
479,972	6.500%, 7/25/2034	492,059
2,419,382	0.604%, 12/25/2035[e]	1,232,313
	Merrill Lynch Alternative Note Asset Trust
515,721	6.000%, 3/25/2037	482,001
	Residential Accredit Loans, Inc.
997,755	5.750%, 9/25/2035	901,509
	Residential Asset Securitization Trust
3,218,102	0.534%, 8/25/2037[e]	1,413,172
	Sequoia Mortgage Trust
99,628	2.554%, 9/20/2046	4,062
3,771,081	2.554%, 9/20/2046	3,191,915
	WaMu Mortgage Pass Through Certificates
516,194	2.355%, 9/25/2036	457,686
489,537	2.409%, 10/25/2036	423,462
1,579,875	2.057%, 11/25/2036	1,372,982

	Total	37,907,814

Commercial Mortgage-Backed Securities (1.4%)
	Banc of America Commercial Mortgage, Inc.
4,600,000	5.601%, 4/10/2049	5,080,686
6,000,000	5.598%, 6/10/2049	6,609,300
	Bear Stearns Commercial Mortgage Securities, Inc.
1,948,979	5.331%, 2/11/2044	2,114,428
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,860,499
	Commercial Mortgage Pass-Through Certificates
2,340,000	1.204%, 6/8/2030[d,e]	2,341,490
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	5,027,487
	Credit Suisse Mortgage Capital Certificates
5,800,000	5.509%, 9/15/2039	6,241,380
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
2,556,945	0.727%, 12/25/2016	2,539,852
	Government National Mortgage Association
47,999	2.164%, 3/16/2033	48,235
21,817	3.214%, 1/16/2040	22,110
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,405,865
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,560,000	0.855%, 4/15/2028[d,e]	1,555,804
1,450,000	1.105%, 12/15/2028[d,e]	1,450,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Commercial Mortgage-Backed Securities (1.4%) - continued
$2,300,000	5.698%, 2/12/2049	$2,497,600
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,905,473
	SCG Trust
700,000	1.555%, 11/15/2026[d,e]	701,159
	Wachovia Bank Commercial Mortgage Trust
3,450,000	5.603%, 10/15/2048	3,746,207

	Total	47,147,600

Communications Services (1.1%)
	AMC Networks, Inc.
1,500,000	4.750%, 12/15/2022	1,492,500
	America Movil SAB de CV
750,000	1.234%, 9/12/2016[e]	758,361
889,000	5.000%, 10/16/2019	982,345
	American Tower Corporation
1,016,000	7.000%, 10/15/2017	1,180,195
	AT&T, Inc.
470,000	1.144%, 11/27/2018[e]	476,852
963,000	3.875%, 8/15/2021	1,004,405
	British Telecommunications plc
635,000	1.625%, 6/28/2016	643,327
400,000	1.250%, 2/14/2017	398,840
	CBS Corporation
806,000	8.875%, 5/15/2019	1,033,362
	CC Holdings GS V, LLC
653,000	2.381%, 12/15/2017	653,038
	CCO Holdings, LLC
1,500,000	7.375%, 6/1/2020	1,640,625
	CenturyLink, Inc.
1,500,000	5.625%, 4/1/2020	1,576,875
	Comcast Corporation
418,000	4.650%, 7/15/2042	416,925
792,000	4.750%, 3/1/2044	803,906
	Cox Communications, Inc.
852,000	9.375%, 1/15/2019[d]	1,084,357
	Crown Castle Towers, LLC
480,000	4.174%, 8/15/2017[d]	507,852
	DIRECTV Holdings, LLC
792,000	1.750%, 1/15/2018	779,645
600,000	5.875%, 10/1/2019	688,040
381,000	4.450%, 4/1/2024	382,075
	Hughes Satellite Systems Corporation
1,500,000	6.500%, 6/15/2019	1,646,250
	Intelsat Jackson Holdings SA
1,500,000	7.250%, 4/1/2019	1,612,500
	Level 3 Financing, Inc.
1,500,000	8.625%, 7/15/2020	1,681,875
	NBC Universal Enterprise, Inc.
1,170,000	0.924%, 4/15/2018[d,e]	1,176,870
	Nippon Telegraph & Telephone Corporation
504,000	1.400%, 7/18/2017	501,920
	SBA Tower Trust
505,000	5.101%, 4/17/2017[d]	540,495
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[d]	616,217
	Sprint Communications, Inc.
1,412,019	9.000%, 11/15/2018[d]	1,726,193
	Telefonica Emisiones SAU
858,000	3.992%, 2/16/2016	899,696
858,000	3.192%, 4/27/2018	878,756

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Communications Services (1.1%) - continued
	Time Warner Cable, Inc.
$660,000	5.000%, 2/1/2020	$720,787
1,056,000	6.550%, 5/1/2037	1,226,470
	Univision Communications, Inc.
1,500,000	6.875%, 5/15/2019[d]	1,612,500
	UPCB Finance V, Ltd.
1,500,000	7.250%, 11/15/2021[d]	1,653,750
	Verizon Communications, Inc.
398,000	1.100%, 11/1/2017	390,848
564,000	1.984%, 9/14/2018[e]	592,310
282,000	3.650%, 9/14/2018	300,198
590,000	1.003%, 6/17/2019[e]	595,101
996,000	6.400%, 9/15/2033	1,182,498
508,000	5.050%, 3/15/2034	521,144
282,000	6.550%, 9/15/2043	343,176
	Wind Acquisition Finance SA
1,500,000	11.750%, 7/15/2017[d]	1,580,625

	Total	38,503,704

Consumer Cyclical (1.0%)
	American Honda Finance Corporation
1,560,000	0.609%, 5/26/2016[d,e]	1,566,926
	Chrysler Group, LLC
1,430,000	8.000%, 6/15/2019	1,565,850
	Cinemark USA, Inc.
1,500,000	4.875%, 6/1/2023	1,441,875
	Daimler Finance North America, LLC
1,200,000	1.098%, 8/1/2018[d,e]	1,212,770
	Delphi Corporation
858,000	6.125%, 5/15/2021	954,525
	Federated Retail Holdings, Inc.
305,000	5.900%, 12/1/2016	339,280
	Ford Motor Company
515,000	7.450%, 7/16/2031	660,807
	Ford Motor Credit Company, LLC
884,000	12.000%, 5/15/2015	992,223
1,170,000	1.487%, 5/9/2016[e]	1,189,553
825,000	2.375%, 1/16/2018	831,956
680,000	5.000%, 5/15/2018	750,536
	Gap, Inc.
725,000	5.950%, 4/12/2021	816,293
	General Motors Company
423,000	3.500%, 10/2/2018[d]	430,931
	General Motors Financial Company, Inc.
710,000	2.750%, 5/15/2016	719,301
1,500,000	3.250%, 5/15/2018	1,513,125
	Home Depot, Inc.
633,000	4.875%, 2/15/2044	672,934
	Hyundai Capital America
530,000	1.625%, 10/2/2015[d]	534,831
1,233,000	1.450%, 2/6/2017[d]	1,226,553
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[d]	1,563,750
	KB Home
729,000	4.750%, 5/15/2019	734,468
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,584,375
	Lennar Corporation
1,500,000	4.125%, 12/1/2018[g]	1,530,000
	Macy’s Retail Holdings, Inc.
271,000	3.875%, 1/15/2022	279,410

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Consumer Cyclical (1.0%) - continued
$375,000	4.375%, 9/1/2023	$388,193
	MasterCard, Inc.
395,000	2.000%, 4/1/2019	393,294
	Nissan Motor Acceptance Corporation
890,000	0.786%, 3/3/2017[d,e]	891,550
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	701,800
462,000	4.000%, 12/31/2018	473,550
	Toyota Motor Credit Corporation
1,560,000	0.526%, 5/17/2016[e]	1,565,992
325,000	1.750%, 5/22/2017	329,690
	TRW Automotive, Inc.
669,000	7.250%, 3/15/2017[d]	763,496
	Viacom, Inc.
508,000	2.500%, 9/1/2018	513,695
	Walgreen Company
862,000	5.250%, 1/15/2019	979,397
	Western Union Company
636,000	2.375%, 12/10/2015	650,796
	WMG Acquisition Corporation
690,000	6.750%, 4/15/2022[c,d]	694,313
	Wynn Las Vegas, LLC
1,500,000	5.375%, 3/15/2022[g]	1,565,625

	Total	33,023,663

Consumer Non-Cyclical (1.2%)
	AbbVie, Inc.
508,000	1.750%, 11/6/2017	509,605
762,000	2.000%, 11/6/2018	755,653
	Altria Group, Inc.
599,000	9.700%, 11/10/2018	786,257
895,000	4.000%, 1/31/2024	896,696
	Anheuser-Busch InBev Finance, Inc.
501,000	0.639%, 2/1/2019[e]	500,289
	Anheuser-Busch InBev Worldwide, Inc.
1,015,000	7.750%, 1/15/2019	1,257,321
	Biomet, Inc.
1,500,000	6.500%, 8/1/2020	1,615,500
	Boston Scientific Corporation
635,000	2.650%, 10/1/2018	639,793
	Bunge Limited Finance Corporation
445,000	8.500%, 6/15/2019	549,157
	Celgene Corporation
1,005,000	1.900%, 8/15/2017	1,013,884
282,000	2.300%, 8/15/2018	282,212
	CHS/Community Health Systems, Inc.
1,500,000	7.125%, 7/15/2020	1,627,500
	ConAgra Foods, Inc.
870,000	1.900%, 1/25/2018	862,655
	Coventry Health Care, Inc.
852,000	5.950%, 3/15/2017	959,713
	CVS Caremark Corporation
572,000	1.200%, 12/5/2016	575,308
508,000	6.125%, 9/15/2039	612,554
	Endo Pharmaceuticals Holdings, Inc.
1,500,000	7.000%, 7/15/2019	1,616,250
	Express Scripts Holding Company
508,000	2.650%, 2/15/2017	525,358

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Consumer Non-Cyclical (1.2%) - continued
	Fresenius Medical Care US Finance II, Inc.
$1,500,000	5.875%, 1/31/2022[d]	$1,593,750
	Hawk Acquisition Sub, Inc.
1,502,019	4.250%, 10/15/2020[d]	1,477,611
	IMS Health, Inc.
859,000	6.000%, 11/1/2020[d]	904,098
	Kroger Company
410,000	0.804%, 10/17/2016[e]	410,522
572,000	1.200%, 10/17/2016	572,570
	Lorillard Tobacco Company
504,000	2.300%, 8/21/2017[g]	514,250
506,000	8.125%, 6/23/2019	625,443
	Mattel, Inc.
590,000	1.700%, 3/15/2018	581,063
	McKesson Corporation
325,000	1.292%, 3/10/2017	324,190
	Medco Health Solutions, Inc.
1,110,000	7.125%, 3/15/2018	1,309,653
	Merck & Company, Inc.
1,560,000	0.596%, 5/18/2018[e]	1,563,254
	Mondelez International, Inc.
418,000	0.757%, 2/1/2019[e]	415,240
	Mylan, Inc.
508,000	2.600%, 6/24/2018	511,815
626,000	7.875%, 7/15/2020[d]	701,730
	Pernod Ricard SA
600,000	2.950%, 1/15/2017[d]	621,809
508,000	5.750%, 4/7/2021[d]	576,679
	Perrigo Company, Ltd.
1,421,000	1.300%, 11/8/2016[d]	1,418,103
564,000	2.300%, 11/8/2018[d]	557,877
	Roche Holdings, Inc.
290,000	7.000%, 3/1/2039[d]	404,724
	SABMiller Holdings, Inc.
930,000	2.450%, 1/15/2017[d]	956,327
	Safeway, Inc.
290,000	3.400%, 12/1/2016	303,696
	Spectrum Brands Escrow Corporation
1,500,000	6.375%, 11/15/2020	1,623,750
	Thermo Fisher Scientific, Inc.
715,000	1.300%, 2/1/2017	710,674
286,000	2.400%, 2/1/2019	284,804
	Tyson Foods, Inc.
650,000	4.500%, 6/15/2022	678,040
	Valeant Pharmaceuticals International
1,410,000	6.875%, 12/1/2014[d]	1,498,125
	Watson Pharmaceuticals, Inc.
1,107,000	1.875%, 10/1/2017	1,102,023
	WM Wrigley Jr. Company
965,000	1.400%, 10/21/2016[d]	969,102
705,000	2.000%, 10/20/2017[d]	706,709

	Total	39,503,336

Energy (0.7%)
	BP Capital Markets plc
795,000	1.375%, 11/6/2017	791,842
	Canadian Natural Resources, Ltd.
415,000	0.609%, 3/30/2016[e]	414,796
	CNOOC, Ltd.
950,000	1.125%, 5/9/2016	949,702
	Concho Resources, Inc.
1,412,019	5.500%, 10/1/2022	1,472,030

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Energy (0.7%) - continued
	Continental Resources, Inc.
$1,062,000	4.500%, 4/15/2023	$1,099,884
	Devon Energy Corporation
1,144,000	1.200%, 12/15/2016	1,143,993
	EQT Corporation
110,000	5.150%, 3/1/2018	119,080
754,000	8.125%, 6/1/2019	920,031
	Hess Corporation
1,005,000	8.125%, 2/15/2019	1,258,210
	Linn Energy, LLC
1,412,019	7.250%, 11/1/2019[d]	1,472,030
	Lukoil International Finance BV
725,000	3.416%, 4/24/2018[d]	705,244
	MEG Energy Corporation
1,500,000	6.500%, 3/15/2021[d]	1,578,750
	Murphy Oil Corporation
403,000	2.500%, 12/1/2017	409,661
	Oasis Petroleum, Inc.
1,500,000	6.875%, 1/15/2023	1,627,500
	Offshore Group Investment, Ltd.
1,500,000	7.500%, 11/1/2019[g]	1,597,500
	Petrobras Global Finance BV
1,200,000	2.000%, 5/20/2016	1,189,500
505,000	3.113%, 3/17/2020[e]	504,495
	Petroleos Mexicanos
426,000	3.500%, 7/18/2018	441,975
	Pioneer Natural Resources Company
255,000	5.875%, 7/15/2016	281,278
	Range Resources Corporation
1,500,000	5.000%, 8/15/2022	1,530,000
	Shell International Finance BV
825,000	0.446%, 11/15/2016[e]	825,865
	Sinopec Capital 2013, Ltd.
870,000	1.250%, 4/24/2016[d]	868,412
	Suncor Energy, Inc.
576,000	6.100%, 6/1/2018	665,297
	Transocean, Inc.
1,029,000	6.000%, 3/15/2018	1,144,319
	Weatherford International, Ltd.
526,000	9.625%, 3/1/2019	682,844

	Total	23,694,238

Financials (4.0%)
	Abbey National Treasury Services plc
564,000	3.050%, 8/23/2018	580,675
	ABN AMRO Bank NV
958,000	2.500%, 10/30/2018[d]	956,803
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[d]	223,740
	American Express Credit Corporation
325,000	2.375%, 3/24/2017	336,622
590,000	0.785%, 3/18/2019[e]	591,431
	American International Group, Inc.
672,000	2.375%, 8/24/2015	685,486
705,000	3.800%, 3/22/2017	754,280
664,000	8.250%, 8/15/2018	829,994
	ANZ National International, Ltd. of London
635,000	3.125%, 8/10/2015[d,g]	655,430

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Financials (4.0%) - continued
	ANZ New Zealand International, Ltd.
$924,000	1.400%, 4/27/2017[d]	$921,108
	Aviation Capital Group Corporation
564,000	3.875%, 9/27/2016[d]	584,240
	Bank Nederlandse Gemeenten NV
384,000	1.375%, 3/19/2018[d,g]	380,271
	Bank of America Corporation
1,041,000	7.750%, 8/15/2015	1,131,487
680,000	5.750%, 8/15/2016	744,933
1,280,000	5.750%, 12/1/2017	1,449,142
2,190,000	1.304%, 3/22/2018[e]	2,214,048
1,215,000	5.650%, 5/1/2018	1,373,477
762,000	2.600%, 1/15/2019	765,006
500,000	1.103%, 4/1/2019[e]	499,515
508,000	4.000%, 4/1/2024	507,402
552,000	5.875%, 2/7/2042	638,267
	Bank of Montreal
1,170,000	0.842%, 4/9/2018[e]	1,174,172
	Bank of Nova Scotia
1,170,000	0.633%, 3/15/2016[e]	1,172,150
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,320,000	0.645%, 3/10/2017[d,e]	1,320,784
	Banque Federative du Credit Mutuel SA
858,000	1.087%, 1/20/2017[d,e]	860,367
	Barclays Bank plc
770,000	10.179%, 6/12/2021[d]	1,032,054
	BB&T Corporation
284,000	1.093%, 6/15/2018[e]	286,948
	BBVA Banco Continental SA
930,000	2.250%, 7/29/2016[d]	930,000
	BBVA US Senior SAU
1,136,000	4.664%, 10/9/2015	1,193,028
	Berkshire Hathaway Finance Corporation
660,000	1.600%, 5/15/2017	668,072
1,170,000	1.300%, 5/15/2018	1,150,311
	BNP Paribas SA
672,000	1.250%, 12/12/2016	671,996
1,031,000	2.375%, 9/14/2017	1,055,983
	BPCE SA
500,000	1.084%, 2/10/2017[e,g]	501,966
1,056,000	1.625%, 2/10/2017	1,054,537
	Canadian Imperial Bank of Commerce
220,000	2.600%, 7/2/2015 [d]	226,147
	Capital One Bank USA NA
505,000	1.200%, 2/13/2017	503,177
	Capital One Financial Corporation
780,000	0.684%, 3/22/2016[e]	780,843
1,149,000	6.150%, 9/1/2016	1,282,295
	Citigroup, Inc.
1,149,000	5.000%, 9/15/2014	1,171,250
1,220,000	5.500%, 2/15/2017	1,346,663
500,000	0.775%, 3/10/2017[e]	498,848
571,000	6.000%, 8/15/2017	647,207
1,005,000	8.500%, 5/22/2019	1,280,450
690,000	4.050%, 7/30/2022	692,663
	CoBank ACB
395,000	0.833%, 6/15/2022[e,f]	363,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Financials (4.0%) - continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$650,000	3.950%, 11/9/2022	$645,560
	Credit Agricole SA
1,000,000	1.625%, 4/15/2016[d]	1,013,978
	Credit Suisse AG
652,000	5.400%, 1/14/2020	725,972
	CyrusOne, LP
1,500,000	6.375%, 11/15/2022	1,582,500
	DDR Corporation
725,000	9.625%, 3/15/2016	839,761
	Discover Bank
635,000	8.700%, 11/18/2019	798,111
	Discover Financial Services
526,000	6.450%, 6/12/2017	597,500
	DnB Boligkreditt AS
1,024,000	1.450%, 3/21/2018[d]	1,005,568
	Eksportfinans ASA
330,000	3.000%, 11/17/2014	331,485
465,000	5.500%, 5/25/2016	490,575
	Fifth Third Bancorp
755,000	5.450%, 1/15/2017	833,608
	General Electric Capital Corporation
290,000	0.957%, 4/2/2018[e]	292,741
2,265,000	6.000%, 8/7/2019	2,659,019
1,170,000	1.233%, 3/15/2023[e]	1,166,069
1,080,000	6.750%, 3/15/2032	1,388,591
	Genworth Financial, Inc.
1,056,000	7.700%, 6/15/2020	1,286,620
	Goldman Sachs Group, Inc.
1,245,000	3.700%, 8/1/2015	1,291,064
580,000	2.375%, 1/22/2018	583,854
1,170,000	1.436%, 4/30/2018[e]	1,184,933
430,000	1.336%, 11/15/2018[e]	433,866
740,000	7.500%, 2/15/2019	895,243
950,000	5.375%, 3/15/2020	1,059,951
1,010,000	5.250%, 7/27/2021	1,118,060
	Hartford Financial Services Group, Inc.
715,000	4.000%, 10/15/2017	768,386
700,000	5.125%, 4/15/2022	778,822
	HBOS plc
963,000	6.750%, 5/21/2018[d]	1,091,023
	HCP, Inc.
284,000	6.000%, 1/30/2017	319,475
250,000	6.700%, 1/30/2018	291,730
	Health Care REIT, Inc.
930,000	4.700%, 9/15/2017	1,016,261
268,000	2.250%, 3/15/2018	268,791
	HSBC Bank plc
1,560,000	0.876%, 5/15/2018[d,e]	1,565,117
	HSBC Finance Corporation
1,246,000	6.676%, 1/15/2021	1,454,008
	HSBC Holdings plc
1,056,000	5.250%, 3/14/2044	1,067,781
	HSBC USA, Inc.
705,000	1.625%, 1/16/2018	699,180
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	283,904
	Huntington National Bank
757,000	1.350%, 8/2/2016	760,683
	Icahn Enterprises, LP
1,100,000	6.000%, 8/1/2020[d]	1,166,000

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Financials (4.0%) - continued
	ING Bank NV
$845,000	3.750%, 3/7/2017[d]	$898,281
	ING Capital Funding Trust III
825,000	3.834%, 12/29/2049[e,i]	822,937
	International Lease Finance
	Corporation
865,000	2.183%, 6/15/2016[e]	871,488
	Intesa Sanpaolo SPA
762,000	3.125%, 1/15/2016	780,142
381,000	3.875%, 1/16/2018	394,334
705,000	3.875%, 1/15/2019	717,098
	J.P. Morgan Chase & Company
690,000	1.125%, 2/26/2016	692,652
930,000	3.450%, 3/1/2016	973,922
660,000	0.756%, 2/15/2017[e]	660,567
1,211,000	2.000%, 8/15/2017	1,227,649
475,000	1.800%, 1/25/2018	473,901
1,085,000	6.300%, 4/23/2019	1,275,615
310,000	3.200%, 1/25/2023	300,598
1,010,000	7.900%, 4/29/2049[i]	1,141,300
	KeyBank NA
1,176,000	7.413%, 5/6/2015	1,255,665
	Kookmin Bank
828,000	1.114%, 1/27/2017[d,e,g]	831,339
	Liberty Mutual Group, Inc.
252,000	4.950%, 5/1/2022[d]	269,736
300,000	6.500%, 5/1/2042[d]	355,436
	Liberty Property, LP
815,000	5.500%, 12/15/2016	897,049
	Macquarie Bank, Ltd.
750,000	5.000%, 2/22/2017[d]	818,322
740,000	1.024%, 3/24/2017[d,e]	741,078
	Manufacturers and Traders Trust Company
420,000	0.611%, 1/30/2017[e]	420,415
	Merrill Lynch & Company, Inc.
850,000	6.050%, 5/16/2016	929,056
705,000	6.400%, 8/28/2017	809,323
	Mizuho Corporate Bank, Ltd.
580,000	1.850%, 3/21/2018[d]	574,055
	Morgan Stanley
510,000	4.750%, 4/1/2014[g]	510,000
381,000	1.750%, 2/25/2016	385,916
1,075,000	4.750%, 3/22/2017	1,173,179
680,000	6.250%, 8/28/2017	778,246
780,000	1.519%, 4/25/2018[e]	795,206
276,000	2.500%, 1/24/2019	275,231
660,000	4.875%, 11/1/2022	693,517
889,000	4.100%, 5/22/2023	879,988
	Murray Street Investment Trust I
1,725,000	4.647%, 3/9/2017	1,863,229
	National City Corporation
1,096,000	6.875%, 5/15/2019	1,298,212
	Nederlandse Waterschapsbank NV
512,000	0.750%, 3/29/2016[d]	513,455
	Nomura Holdings, Inc.
1,170,000	1.683%, 9/13/2016[e]	1,191,574
1,335,000	2.000%, 9/13/2016	1,351,599
635,000	2.750%, 3/19/2019	631,161
	Nordea Eiendomskreditt AS
768,000	2.125%, 9/22/2016[d]	790,009
	PNC Bank NA
1,621,000	1.150%, 11/1/2016	1,624,978
	Prologis, LP
950,000	7.375%, 10/30/2019	1,149,316

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Financials (4.0%) - continued
	Prudential Covered Trust
$936,000	2.997%, 9/30/2015[d]	$960,791
	Realty Income Corporation
265,000	2.000%, 1/31/2018	262,087
	Regions Bank
1,345,000	7.500%, 5/15/2018	1,587,356
	Reinsurance Group of America, Inc.
400,000	5.625%, 3/15/2017	437,972
792,000	5.000%, 6/1/2021	860,138
	Royal Bank of Canada
1,280,000	1.125%, 7/22/2016	1,283,101
889,000	2.200%, 7/27/2018	894,782
	Royal Bank of Scotland Group plc
977,000	5.050%, 1/8/2015	999,787
1,469,000	1.173%, 3/31/2017[e]	1,470,726
	Santander US Debt SAU
1,000,000	3.724%, 1/20/2015[d]	1,019,070
110,000	3.781%, 10/7/2015[d]	113,768
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	784,978
	Skandinaviska Enskilda Banken AB
674,000	2.375%, 3/25/2019[d]	672,190
	SLM Corporation
465,000	3.875%, 9/10/2015	478,950
428,000	6.250%, 1/25/2016	460,100
186,000	4.625%, 9/25/2017	195,533
	SpareBank 1 Boligkreditt AS
1,024,000	1.250%, 5/2/2018[d]	996,700
	Sumitomo Mitsui Banking
	Corporation
1,430,000	1.300%, 1/10/2017	1,430,000
	Suncorp-Metway, Ltd.
1,474,000	0.933%, 3/28/2017[d,e]	1,473,990
	Svensk Exportkredit AB
512,000	1.125%, 4/5/2018	501,642
	Svenska Handelsbanken AB
536,000	3.125%, 7/12/2016	561,455
762,000	1.625%, 3/21/2018	751,397
	Swedbank Hypotek AB
1,024,000	1.375%, 3/28/2018[d]	1,008,538
	Swiss RE Capital I, LP
725,000	6.854%, 5/29/2049[d,i]	775,750
	Toronto-Dominion Bank
170,000	2.200%, 7/29/2015[d]	173,980
640,000	0.695%, 9/9/2016[e]	642,971
	UBS AG London
1,024,000	0.750%, 3/24/2016[d]	1,022,649
	UBS AG/Stamford, Connecticut
308,000	5.875%, 12/20/2017	352,898
	Ventas Realty, LP
846,000	1.550%, 9/26/2016	853,420
	Voya Financial, Inc.
948,000	2.900%, 2/15/2018	971,337
	Wachovia Corporation
1,170,000	0.503%, 6/15/2017[e]	1,163,081
	Wells Fargo & Company
1,842,000	1.250%, 7/20/2016	1,857,456
970,000	2.100%, 5/8/2017	993,213

	Total	135,493,038

Foreign Government (0.3%)
	Asian Development Bank
1,560,000	0.500%, 6/20/2016	1,556,818

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Foreign Government (0.3%) - continued
	Denmark Government International Bond
$1,560,000	0.375%, 4/25/2016 [d]	$1,554,836
	European Investment Bank
755,000	1.875%, 3/15/2019	752,055
	Export-Import Bank of Korea
536,000	1.250%, 11/20/2015	539,202
	International Finance Corporation
1,170,000	0.500%, 5/16/2016	1,166,800
	Kommunalbanken AS
25,000	2.750%, 5/5/2015 [d]	25,666
1,560,000	0.315%, 3/18/2016 [d,e]	1,560,457
	Kommuninvest i Sverige AB
1,560,000	0.500%, 6/15/2016 [d,g]	1,553,457
	Province of Ontario
1,600,000	1.000%, 7/22/2016	1,608,336
	Sweden Government International Bond
200,000	0.375%, 12/22/2015 [d]	199,948
500,000	0.375%, 3/29/2016 [d]	498,835

	Total	11,016,410

Mortgage-Backed Securities (11.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
23,400,000	3.000%, 4/1/2029[c]	24,014,250
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
23,225,000	4.000%, 4/1/2044[c]	24,093,216
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
45,750,000	3.500%, 4/1/2029[c]	47,966,016
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,069,550	2.078%, 1/1/2043[e]	5,199,663
9,036,351	2.059%, 3/1/2043[e]	9,256,893
7,870,577	1.752%, 7/1/2043[e]	7,912,583
95,900,000	3.500%, 4/1/2044[c]	96,469,406
92,700,000	4.000%, 4/1/2044[c]	96,350,062
90,396,000	4.500%, 4/1/2044[c]	96,427,113

	Total	407,689,202

Technology (0.3%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	316,826
	Cisco Systems, Inc.
500,000	0.736%, 3/1/2019[e]	502,171
	Computer Sciences Corporation
382,000	2.500%, 9/15/2015	389,893
	EMC Corporation
1,050,000	1.875%, 6/1/2018	1,049,300
	First Data Corporation
1,500,000	7.375%, 6/15/2019[d]	1,612,500
	Hewlett-Packard Company
510,000	2.125%, 9/13/2015	519,980
858,000	5.400%, 3/1/2017	952,984
418,000	1.182%, 1/14/2019[e]	418,972
	Iron Mountain, Inc.
1,410,000	6.000%, 8/15/2023	1,498,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Technology (0.3%) - continued
	Micron Semiconductor Asia Pte, Ltd.
$375,000	1.258%, 1/15/2019	$372,727
	Oracle Corporation
810,000	0.819%, 1/15/2019[e,g]	814,580
	Samsung Electronics America, Inc.
590,000	1.750%, 4/10/2017[d]	591,115
	Tyco Electronics Group SA
994,000	6.550%, 10/1/2017	1,149,438
	Xerox Corporation
510,000	7.200%, 4/1/2016	569,803
	Xilinx, Inc.
400,000	2.125%, 3/15/2019	395,233

	Total	11,153,647

Transportation (0.3%)
	American Airlines Pass Through Trust
727,800	4.950%, 1/15/2023[d]	780,566
	Avis Budget Car Rental, LLC
1,500,000	8.250%, 1/15/2019	1,608,750
	Canadian National Railway Company
395,000	0.437%, 11/6/2015[e]	395,003
	Canadian Pacific Railway Company
400,000	7.125%, 10/15/2031	509,060
472,000	5.750%, 3/15/2033	533,324
	Continental Airlines, Inc.
712,035	4.150%, 4/11/2024	726,276
	CSX Corporation
494,000	3.700%, 11/1/2023	489,098
	Delta Air Lines, Inc.
760,000	6.750%, 5/23/2017	804,460
441,333	4.950%, 5/23/2019	481,053
120,891	4.750%, 5/7/2020	130,719
	ERAC USA Finance, LLC
530,000	1.400%, 4/15/2016[d]	532,654
284,000	2.800%, 11/1/2018[d]	289,123
	Kansas City Southern de Mexico SA de CV
1,170,000	0.935%, 10/28/2016[e]	1,175,954
	Network Rail Infrastructure Finance plc
625,000	0.247%, 2/13/2017[d,e]	624,642
	Virgin Australia Holdings, Ltd.
355,000	5.000%, 10/23/2023[d]	370,753

	Total	9,451,435

U.S. Government and Agencies (9.5%)
	Federal Agricultural Mortgage Corporation
175,000	2.125%, 9/15/2015	179,525
	Federal Home Loan Mortgage Corporation
1,355,000	0.875%, 2/22/2017	1,353,276
1,330,000	1.375%, 5/1/2020	1,267,396
	Federal National Mortgage Association
300,000	4.375%, 10/15/2015	318,674
2,500,000	0.625%, 8/26/2016	2,498,533
870,000	1.375%, 11/15/2016	883,537
870,000	0.875%, 5/21/2018	846,461
205,000	6.250%, 5/15/2029	269,565

Principal Amount	Long-Term Fixed Income (36.5%)	Value
U.S. Government and Agencies (9.5%) - continued
	Tennessee Valley Authority
$200,000	5.250%, 9/15/2039	$226,478
	U.S. Treasury Bonds
440,000	7.625%, 2/15/2025	642,263
1,075,000	4.375%, 5/15/2040	1,241,457
5,145,000	3.000%, 5/15/2042	4,638,536
	U.S. Treasury Bonds, TIPS
49,632	2.375%, 1/15/2025	58,446
32,464	2.125%, 2/15/2040	38,870
	U.S. Treasury Notes
90,000	0.250%, 4/30/2014	89,979
1,855,000	0.750%, 6/15/2014	1,857,608
650,000	2.625%, 2/29/2016	677,625
34,000,000	0.375%, 3/31/2016	33,962,804
17,875,000	0.625%, 10/15/2016	17,845,667
475,000	1.000%, 10/31/2016	478,525
37,670,000	0.625%, 12/15/2016	37,525,799
2,000,000	1.000%, 3/31/2017	2,005,000
1,550,000	3.250%, 3/31/2017	1,657,652
300,000	0.625%, 5/31/2017	296,531
14,485,000	1.000%, 5/31/2018	14,220,200
16,875,000	1.250%, 10/31/2018	16,606,046
33,750,000	1.375%, 1/31/2020	32,558,220
10,060,000	1.625%, 8/15/2022	9,354,231
1,000,000	1.750%, 5/15/2023	926,406
41,300,000	2.500%, 8/15/2023	40,709,534
63,500,000	3.625%, 2/15/2044	64,234,187
	U.S. Treasury Notes, TIPS
28,128,012	0.125%, 4/15/2018	28,774,113
279,010	0.125%, 1/15/2022	273,343
7,194,281	0.125%, 1/15/2023	6,961,035

	Total	325,477,522

Utilities (0.7%)
	AES Corporation
1,500,000	7.375%, 7/1/2021	1,710,000
	American Electric Power Company, Inc.
536,000	1.650%, 12/15/2017	532,580
	Atlas Pipeline Partners, LP
1,500,000	4.750%, 11/15/2021	1,425,000
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	839,384
	Dayton Power and Light Company
564,000	1.875%, 9/15/2016[d]	572,066
	DCP Midstream Operating, LP
504,000	2.500%, 12/1/2017	512,331
	Dominion Resources, Inc.
1,016,000	1.250%, 3/15/2017	1,013,690
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	902,820
	Electricite de France
930,000	0.694%, 1/20/2017[d,e]	932,920
	Enel Finance International NV
740,000	3.875%, 10/7/2014[d]	751,372
450,000	6.250%, 9/15/2017[d]	509,107
	Energy Transfer Partners, LP
290,000	9.700%, 3/15/2019	374,705
1,317,000	4.650%, 6/1/2021	1,384,490
	Enterprise Products Operating, LLC
792,000	5.100%, 2/15/2045	818,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.5%)	Value
Utilities (0.7%) - continued
	Exelon Generation Company, LLC
$375,000	6.200%, 10/1/2017	$423,717
870,000	5.200%, 10/1/2019	951,004
	ITC Holdings Corporation
644,000	5.875%, 9/30/2016[d]	706,669
284,000	4.050%, 7/1/2023	284,542
	MidAmerican Energy Holdings Company
720,000	1.100%, 5/15/2017[d]	713,893
862,000	5.750%, 4/1/2018	981,184
625,000	6.500%, 9/15/2037	772,936
	NiSource Finance Corporation
421,000	6.400%, 3/15/2018	485,615
850,000	6.800%, 1/15/2019	1,006,550
	Northeast Utilities
435,000	1.450%, 5/1/2018	422,149
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,556,250
	ONEOK Partners, LP
596,000	8.625%, 3/1/2019	747,031
	Pacific Gas & Electric Company
895,000	5.625%, 11/30/2017	1,016,034
	PG&E Corporation
375,000	2.400%, 3/1/2019	372,559
	PPL Capital Funding, Inc.
1,260,000	1.900%, 6/1/2018	1,239,527
280,000	3.500%, 12/1/2022	274,359
	Sempra Energy
965,000	6.150%, 6/15/2018	1,113,665
	Williams Partners, LP
255,000	7.250%, 2/1/2017	293,530

	Total	25,640,299

	Total Long-Term Fixed Income (cost $1,241,167,942)	1,245,523,167

Shares	Mutual Funds (36.4%)	Value
Equity Mutual Funds (14.0%)
1,304,921	Thrivent Partner Small Cap Value Portfolio	37,257,184
1,620,681	Thrivent Small Cap Stock Portfolio	29,016,509
2,270,717	Thrivent Partner Mid Cap Value Portfolio	43,464,933
2,945,977	Thrivent Mid Cap Stock Portfolio	54,597,195
15,847,969	Thrivent Partner Worldwide Allocation Portfolio	161,192,865
7,713,749	Thrivent Large Cap Value Portfolio	123,398,391
2,314,615	Thrivent Large Cap Stock Portfolio	27,968,188

	Total	476,895,265

Fixed Income Mutual Funds (22.4%)
19,438,511	Thrivent High Yield Portfolio	99,910,061
24,003,351	Thrivent Income Portfolio	253,007,322
41,671,493	Thrivent Limited Maturity Bond
	Portfolio	410,418,364

	Total	763,335,747

	Total Mutual Funds (cost $1,105,946,305)	1,240,231,012

Shares	Common Stock (17.8%)	Value
Consumer Discretionary (2.5%)
18,406	Amazon.com, Inc.[j]	6,193,987

Shares	Common Stock (17.8%)	Value
Consumer Discretionary (2.5%) - continued
20,700	Apollo Group, Inc.[j]	$708,768
9,200	AutoZone, Inc.[j]	4,941,320
30,700	Best Buy Company, Inc.	810,787
13,650	Bloomin’ Brands, Inc.[j]	328,965
38,250	Cablevision Systems Corporation[g]	645,277
31,050	CBS Corporation	1,918,890
15,780	Cheesecake Factory, Inc.	751,601
5,200	Children’s Place Retail Stores, Inc.	259,012
184,563	Comcast Corporation	9,231,841
73,469	Delphi Automotive plc	4,985,606
8,750	DISH Network Corporation[j]	544,337
9,600	DreamWorks Animation SKG, Inc.[g,j]	254,880
4,507	Finish Line, Inc.	122,095
53,450	Ford Motor Company	833,820
23,800	Gannett Company, Inc.	656,880
6,950	G-III Apparel Group, Ltd.[j]	497,481
5,080	GNC Holdings, Inc.	223,622
7,400	Harman International Industries, Inc.	787,360
61,900	Home Depot, Inc.	4,898,147
21,010	Houghton Mifflin Harcourt Company[j]	427,133
18,785	Ignite Restaurant Group, Inc.[j]	264,305
8,100	ITT Educational Services, Inc.[g,j]	232,308
4,500	Jack in the Box, Inc.[j]	265,230
10,700	Lamar Advertising Company[j]	545,593
98,376	Las Vegas Sands Corporation	7,946,813
14,100	Liberty Interactive Corporation[j]	407,067
7,253	LifeLock, Inc.[j]	124,099
30,050	Live Nation Entertainment, Inc.[j]	653,588
122,330	Lowe’s Companies, Inc.	5,981,937
21,550	Macy’s, Inc.	1,277,699
4,600	Marriott Vacations Worldwide Corporation[j]	257,186
25,957	MDC Partners, Inc.	592,339
7,470	Meredith Corporation	346,832
2,150	Michael Kors Holdings, Ltd.[j]	200,531
4,800	Multimedia Games Holding Company, Inc.[j]	139,392
600	Netflix, Inc.[j]	211,218
109,390	News Corporation	3,404,217
62,500	NIKE, Inc.	4,616,250
5,950	Omnicom Group, Inc.	431,970
13,360	Papa John’s International, Inc.	696,190
9,650	Restoration Hardware Holdings, Inc.[j]	710,144
19,600	Scientific Games Corporation[j]	269,108
4,700	Scripps Networks Interactive, Inc.	356,777
30,500	Smith & Wesson Holding Corporation[g,j]	445,910
73,491	Staples, Inc.	833,388
26,400	Starbucks Corporation	1,937,232
9,200	Tempur-Pedic International, Inc.[j]	466,164
31,340	Time Warner Cable, Inc.	4,299,221
3,500	TJX Companies, Inc.	212,275
9,600	Toll Brothers, Inc.[j]	344,640
29,730	Tuesday Morning Corporation[j]	420,680
122,750	Twenty-First Century Fox, Inc.	3,924,317
7,800	Viacom, Inc.	662,922
12,050	Wyndham Worldwide
	Corporation	882,422

	Total	84,381,773

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (17.8%)	Value
Consumer Staples (1.1%)
33,950	Altria Group, Inc.	$1,270,748
4,666	Andersons, Inc.	276,414
21,100	Anheuser-Busch InBev NV ADR	2,221,830
9,686	Annie’s, Inc.[g,j]	389,280
37,200	Archer-Daniels-Midland Company	1,614,108
23,600	Bunge, Ltd.	1,876,436
2,850	Campbell Soup Company	127,908
18,600	Colgate-Palmolive Company	1,206,582
95,570	CVS Caremark Corporation	7,154,370
3,000	Green Mountain Coffee Roasters, Inc.	316,770
27,100	Ingredion, Inc.	1,844,968
19,850	Kimberly-Clark Corporation	2,188,462
20,063	Kraft Foods Group, Inc.	1,125,534
28,650	Kroger Company	1,250,573
86,689	Mondelez International, Inc.	2,995,105
37,600	Nestle SA	2,830,139
22,258	Philip Morris International, Inc.	1,822,262
6,650	Pilgrim’s Pride Corporation[j]	139,118
14,600	Procter & Gamble Company	1,176,760
112,500	Rite Aid Corporation[j]	705,375
2,650	Sanderson Farms, Inc.	207,999
8,450	Sprouts Farmers Markets, Inc.[j]	304,454
48,000	SUPERVALU, Inc.[g,j]	328,320
21,450	Wal-Mart Stores, Inc.	1,639,424
37,740	WhiteWave Foods Company[j]	1,077,100

	Total	36,090,039

Energy (2.4%)
58,400	Alpha Natural Resources, Inc.[g,j]	248,200
1,470	Atwood Oceanics, Inc.[j]	74,073
1,565	Cabot Oil & Gas Corporation	53,022
128,585	Cameron International Corporation[j]	7,942,695
42,550	Chevron Corporation	5,059,620
720	Cimarex Energy Company	85,759
17,000	Cloud Peak Energy, Inc.[j]	359,380
51,500	Cobalt International Energy, Inc.[j]	943,480
10,080	Concho Resources, Inc.[j]	1,234,800
4,170	Denbury Resources, Inc.	68,388
17,000	Dril-Quip, Inc.[j]	1,905,700
550	Energen Corporation	44,446
1,370	Energy XXI, Ltd.[g]	32,291
1,050	Ensco plc	55,419
39,516	EOG Resources, Inc.	7,751,854
54,009	EQT Corporation	5,237,253
34,750	Exxon Mobil Corporation	3,394,380
300	Frank’s International NV	7,434
21,003	Goodrich Petroleum Corporation[g,j]	332,267
6,250	Green Plains Renewable Energy, Inc.[g]	187,250
1,000	Helmerich & Payne, Inc.	107,560
1,585	HollyFrontier Corporation	75,414
266,513	Marathon Oil Corporation	9,466,542
1,650	Marathon Petroleum Corporation	143,616
8,170	Market Vectors Oil Service ETF	411,196
25,700	Nabors Industries, Ltd.	633,505
28,300	National Oilwell Varco, Inc.	2,203,721
1,650	Noble Corporation	54,021
1,100	Noble Energy, Inc.	78,144
53,990	Oasis Petroleum, Inc.[j]	2,253,003
11,900	Occidental Petroleum Corporation	1,133,951
1,090	Oceaneering International, Inc.	78,327
830	Oil States International, Inc.[j]	81,838
24,400	Patterson-UTI Energy, Inc.	772,992

Shares	Common Stock (17.8%)	Value
Energy (2.4%) - continued
37,800	Peabody Energy Corporation	$617,652
41,300	Petroleo Brasileiro SA ADR	543,095
385	Pioneer Natural Resources Company	72,049
740	Range Resources Corporation	61,398
14,420	Rex Energy Corporation[j]	269,798
9,040	Rosetta Resources, Inc.[j]	421,083
1,500	Rowan Companies plc[j]	50,520
111,350	Schlumberger, Ltd.	10,856,625
16,560	SM Energy Company	1,180,562
18,000	Southwestern Energy Company[j]	828,180
3,680	Superior Energy Services, Inc.	113,197
107,200	Total SA ADR	7,032,320
23,650	Ultra Petroleum Corporation[g,j]	635,949
420,161	Weatherford International, Ltd.[j]	7,293,995
950	Whiting Petroleum Corporation[j]	65,921
4,250	World Fuel Services Corporation	187,425

	Total	82,741,310

Financials (3.5%)
40,400	ACE, Ltd.	4,002,024
2,773	Affiliated Managers Group, Inc.[j]	554,739
3,650	Allied World Assurance Company Holdings AG	376,644
39,330	Allstate Corporation	2,225,291
5,550	Altisource Residential Corporation	175,158
4,330	American Assets Trust, Inc.	146,094
27,300	American International Group, Inc.	1,365,273
409,650	Bank of America Corporation	7,045,980
5,200	Banner Corporation	214,292
14,590	BBCN Bancorp, Inc.	250,073
25,300	Berkshire Hathaway, Inc.[j]	3,161,741
7,397	Boston Properties, Inc.	847,178
9,800	Camden Property Trust	659,932
202,498	Citigroup, Inc.	9,638,905
4,562	CNA Financial Corporation	194,889
23,650	CNO Financial Group, Inc.	428,065
7,000	Columbia Banking System, Inc.	199,640
48,550	Comerica, Inc.	2,514,890
15,000	Crown Castle International Corporation	1,106,700
16,900	DDR Corporation	278,512
38,900	Deutsche Bank AGg	1,743,887
10,000	Discover Financial Services	581,900
10,090	Education Realty Trust, Inc.	99,588
13,569	Equity Residential	786,866
6,000	Evercore Partners, Inc.	331,500
2,640	Extra Space Storage, Inc.	128,066
57,850	Fifth Third Bancorp	1,327,657
17,800	First Horizon National Corporation	219,652
7,300	First Industrial Realty Trust, Inc.	141,036
62,950	First Niagara Financial Group, Inc.	594,878
8,000	First Republic Bank	431,920
14,950	Fulton Financial Corporation	188,071
7,750	FXCM, Inc.[g]	114,468
6,557	Gaming and Leisure Properties, Inc.	239,068
208,217	Genworth Financial, Inc.[j]	3,691,687
15,880	Hanmi Financial Corporation	370,004
28,350	Hatteras Financial Corporation	534,398
11,708	HCC Insurance Holdings, Inc.	532,597
8,149	Health Care REIT, Inc.	485,680
31,248	Host Hotels & Resorts, Inc.	632,460
168,600	Huntington Bancshares, Inc.	1,680,942

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (17.8%)	Value
Financials (3.5%) - continued
100,150	Invesco, Ltd.	$3,705,550
77,000	iShares Barclays 1-3 Year Credit Bond Fund	8,120,420
12,500	iShares Russell 2000 Index Fund	1,454,250
55,464	J.P. Morgan Chase & Company	3,367,219
25,950	KeyCorp	369,528
22,832	Kimco Realty Corporation	499,564
9,788	Lazard, Ltd.	460,917
2,950	M&T Bank Corporation[g]	357,835
8,900	Macerich Company	554,737
1,450	McGraw-Hill Companies, Inc.	110,635
124,920	MetLife, Inc.	6,595,776
8,000	Montpelier Re Holdings, Inc.	238,080
136,410	Morgan Stanley	4,251,900
13,300	NASDAQ OMX Group, Inc.	491,302
7,000	Northern Trust Corporation	458,920
15,650	Old Republic International Corporation	256,660
7,020	PacWest Bancorp[g]	301,930
7,290	Parkway Properties, Inc.	133,043
11,050	Pebblebrook Hotel Trust	373,158
10,850	PHH Corporation[j]	280,364
15,350	Piedmont Office Realty Trust, Inc.	263,253
4,250	Portfolio Recovery Associates, Inc.[g,j]	245,905
6,950	Progressive Corporation	168,329
12,300	Prologis, Inc.	502,209
7,600	Protective Life Corporation	399,684
15,100	Prudential Financial, Inc.	1,278,215
2,851	Public Storage, Inc.	480,365
14,950	RLJ Lodging Trust	399,763
8,098	Simon Property Group, Inc.	1,328,072
12,250	SLM Corporation	299,880
103,450	SPDR Euro Stoxx 50 ETF	4,413,177
12,000	SPDR Gold Trust[g,j]	1,483,320
46,600	SPDR S&P 500 ETF Trust	8,716,064
44,950	State Street Corporation	3,126,272
5,535	Stewart Information Services Corporation	194,445
22,290	SVB Financial Group[j]	2,870,506
8,700	Tanger Factory Outlet Centers, Inc.	304,500
13,973	Terreno Realty Corporation	264,229
7,860	Texas Capital Bancshares, Inc.[j]	510,428
27,850	Visa, Inc.	6,011,701
6,867	Vornado Realty Trust	676,812
7,900	W.R. Berkley Corporation	328,798
47,445	Wells Fargo & Company	2,359,914
11,140	Western Alliance Bancorp[j]	274,044
17,350	Zions Bancorporation	537,503

	Total	120,061,521

Health Care (2.3%)
5,200	Abbott Laboratories	200,252
8,050	Abiomed, Inc.[g,j]	209,622
13,500	Acorda Therapeutics, Inc.[j]	511,785
19,150	Aetna, Inc.	1,435,675
15,950	Affymetrix, Inc.[j]	113,723
19,310	Akorn, Inc.[j]	424,820
4,310	Align Technology, Inc.[j]	223,215
27,200	Allscripts Healthcare Solutions, Inc.[j]	490,416
3,900	AmerisourceBergen Corporation	255,801
63,780	Baxter International, Inc.	4,692,932
27,300	BioScrip, Inc.[j]	190,554
2,722	C.R. Bard, Inc.	402,802

Shares	Common Stock (17.8%)	Value
Health Care (2.3%) - continued
18,500	Cardinal Health, Inc.	$1,294,630
2,550	Catamaran Corporation[j]	114,138
11,850	Centene Corporation[j]	737,663
3,300	Charles River Laboratories International, Inc.[j]	199,122
16,500	Community Health Systems, Inc.[j]	646,305
132,550	Covidien plc	9,763,633
13,950	DaVita HealthCare Partners, Inc.[j]	960,458
10,600	DENTSPLY International, Inc.	488,024
9,100	Endo International plc[j]	624,715
4,000	Envision Healthcare Holdings, Inc.[j]	135,320
15,680	ExamWorks Group, Inc.[j]	548,957
30,100	Express Scripts Holding Company[j]	2,260,209
157,200	Gilead Sciences, Inc.[j]	11,139,192
11,900	HCA Holdings, Inc.[j]	624,750
15,700	Hologic, Inc.[j]	337,550
10,300	Humana, Inc.	1,161,016
5,650	Illumina, Inc.[g,j]	839,929
5,200	Impax Laboratories, Inc.[j]	137,384
4,450	Insulet Corporation[j]	211,019
10,650	ISIS Pharmaceuticals, Inc.[j]	460,187
3,600	Jazz Pharmaceuticals, Inc.[j]	499,248
86,076	Johnson & Johnson	8,455,245
11,600	McKesson Corporation	2,048,212
135,020	Merck & Company, Inc.	7,665,085
16,200	Molina Healthcare, Inc.[j]	608,472
20,350	Neurocrine Biosciences, Inc.[j]	327,635
15,950	NPS Pharmaceuticals, Inc.[j]	477,384
18,613	NuVasive, Inc.[j]	714,925
12,800	PAREXEL International Corporation[j]	692,352
30,981	PDL BioPharma, Inc.[g]	257,452
11,650	PerkinElmer, Inc.	524,949
32,052	Perrigo Company plc	4,957,162
101,600	Pfizer, Inc.	3,263,392
2,300	Pharmacyclics, Inc.[j]	230,506
6,250	Prestige Brands Holdings, Inc.[j]	170,313
2,500	Puma Biotechnology, Inc.[j]	260,350
10,200	Seattle Genetics, Inc.[g,j]	464,712
3,350	Thoratec Corporation[j]	119,964
57,358	UnitedHealth Group, Inc.	4,702,782
6,250	Universal Health Services, Inc.	512,937
300	Veeva Systems, Inc.[g,j]	8,010
2,600	Waters Corporation[j]	281,866
5,271	Zimmer Holdings, Inc.	498,531

	Total	79,577,282

Industrials (1.8%)
8,550	3M Company	1,159,893
3,800	AAR Corporation	98,610
2,110	Acuity Brands, Inc.	279,723
8,650	ADT Corporation[g]	259,068
7,350	Aecom Technology Corporation[j]	236,450
17,400	AGCO Corporation	959,784
5,017	Allegion plc	261,737
6,500	Apogee Enterprises, Inc.	215,995
4,800	Arkansas Best Corporation	177,360
6,300	Babcock & Wilcox Company	209,160
48,300	Boeing Company	6,061,167
8,199	Briggs & Stratton Corporation	182,428
5,750	CLARCOR, Inc.	329,762
3,900	Colfax Corporation[j]	278,187
144,471	CSX Corporation	4,185,325
176,850	Delta Air Lines, Inc.	6,127,853
7,320	DigitalGlobe, Inc.[j]	212,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (17.8%)	Value
Industrials (1.8%) - continued
15,240	EMCOR Group, Inc.	$713,080
19,050	Exelis, Inc.	362,141
5,450	Flowserve Corporation	426,953
15,000	Fluor Corporation	1,165,950
5,190	GATX Corporation	352,297
16,000	GrafTech International, Ltd.[g,j]	174,720
3,480	Granite Construction, Inc.	138,956
15,350	HNI Corporation	561,196
39,661	Honeywell International, Inc.	3,678,954
6,800	Huntington Ingalls Industries, Inc.	695,368
61,750	Ingersoll-Rand plc	3,534,570
127,550	Jacobs Engineering Group, Inc.[j]	8,099,425
16,260	Korn/Ferry International[j]	484,060
8,370	Landstar System, Inc.	495,671
3,650	Lockheed Martin Corporation	595,826
34,054	Manitowoc Company, Inc.	1,070,998
21,850	Manpower, Inc.	1,722,435
10,670	MRC Global, Inc.[j]	287,663
24,400	Mueller Water Products, Inc.	231,800
5,650	Old Dominion Freight Line, Inc.[j]	320,581
28,017	Oshkosh Corporation	1,649,361
3,652	Parker Hannifin Corporation	437,181
32,140	Pentair, Ltd.	2,549,988
10,800	Quanta Services, Inc.[j]	398,520
12,730	Ritchie Brothers Auctioneers, Inc.[g]	307,175
1,200	Rockwell Automation, Inc.	149,460
98,950	Southwest Airlines Company	2,336,209
12,350	Spirit Airlines, Inc.[j]	733,590
12,500	Swift Transportation Company[j]	309,375
6,220	Tennant Company	408,156
31,000	Union Pacific Corporation	5,817,460
4,661	United Stationers, Inc.	191,427
2,700	United Technologies Corporation	315,468
9,900	Wabash National Corporation[j]	136,224

	Total	62,087,093

Information Technology (3.2%)
3,850	Alliance Data Systems Corporation[j]	1,048,933
10,800	Ambarella, Inc.[g,j]	288,468
11,950	Amdocs, Ltd.	555,197
21,912	Apple, Inc.	11,761,047
33,005	Applied Materials, Inc.	673,962
24,650	Arris Group, Inc.[j]	694,637
3,000	Aspen Technology, Inc.[j]	127,080
74,920	Atmel Corporation[j]	626,331
3,550	Avnet, Inc.	165,182
6,050	Booz Allen Hamilton Holding Corporation	133,100
14,770	Broadridge Financial Solutions, Inc.	548,558
64,650	Brocade Communications Systems, Inc.[j]	685,936
4,250	Cardtronics, Inc.[j]	165,113
10,150	CDW Corporation	278,516
281,710	Cisco Systems, Inc.	6,313,121
13,750	Computer Sciences Corporation	836,275
27,731	CoreLogic, Inc.[j]	833,039
3,750	Cray, Inc.[j]	139,950
12,850	Cree, Inc.[j]	726,796
8,137	DST Systems, Inc.	771,306
12,144	E2open, Inc.[g,j]	286,234
5,800	eBay, Inc.[j]	320,392
29,750	Electronic Arts, Inc.[j]	863,048
108,600	EMC Corporation	2,976,726
4,200	EPAM Systems, Inc.[j]	138,180

Shares	Common Stock (17.8%)	Value
Information Technology (3.2%) - continued
115,000	Facebook, Inc.[j]	$6,927,600
8,700	Fairchild Semiconductor International, Inc.[j]	119,973
1,700	Gartner, Inc.[j]	118,048
5,200	Global Payments, Inc.	369,772
11,819	Google, Inc.[j]	13,172,394
8,440	Guidewire Software, Inc.[j]	413,982
28,450	Hewlett-Packard Company	920,642
3,400	iGATE Corporation[j]	107,236
2,300	Imperva, Inc.[j]	128,110
12,930	Informatica Corporation[j]	488,495
5,800	InterDigital, Inc.	192,038
4,750	International Business Machines Corporation	914,327
3,550	Itron, Inc.[j]	126,167
7,300	j2 Global, Inc.[g]	365,365
14,557	Juniper Networks, Inc.[j]	374,988
14,313	Lexmark International, Inc.[g]	662,549
26,950	MasterCard, Inc.	2,013,165
880	Measurement Specialties, Inc.[j]	59,708
55,580	Microsoft Corporation	2,278,224
132,037	NetApp, Inc.	4,872,165
41,406	NVIDIA Corporation	741,581
81,400	Oracle Corporation	3,330,074
7,917	Plantronics, Inc.	351,911
72,627	QUALCOMM, Inc.	5,727,365
6,400	Red Hat, Inc.[j]	339,072
73,850	Salesforce.com, Inc.[j]	4,216,097
17,600	Sanmina Corporation[j]	307,120
13,466	Sapient Corporation[j]	229,730
29,950	SunPower Corporation[g,j]	966,187
127,480	Symantec Corporation	2,545,776
33,500	Take-Two Interactive Software, Inc.[j]	734,655
59,050	Teradata Corporation[j]	2,904,670
41,845	Teradyne, Inc.[g,j]	832,297
89,880	Texas Instruments, Inc.	4,237,842
5,000	Textura Corporation[g,j]	126,050
30,490	TriQuint Semiconductor, Inc.[j]	408,261
13,100	Ubiquiti Networks, Inc.[g,j]	595,657
12,850	Unisys Corporation[j]	391,411
4,150	VeriFone Systems, Inc.[j]	140,353
11,069	Virtusa Corporation[j]	370,922
24,970	Vishay Intertechnology, Inc.	371,554
3,300	VistaPrint NVg,j	162,426
69,750	VMware, Inc.[j]	7,534,395
83,150	Xerox Corporation	939,595
44,750	Xilinx, Inc.	2,428,582
55,600	Zynga, Inc.[j]	239,080

	Total	107,754,738

Materials (0.4%)
13,500	Alcoa, Inc.	173,745
33,600	Celanese Corporation	1,865,136
17,100	Cliffs Natural Resources, Inc.[g]	349,866
50,410	Dow Chemical Company	2,449,422
4,920	Eagle Materials, Inc.	436,207
5,700	Eastman Chemical Company	491,397
12,680	H.B. Fuller Company	612,190
6,950	KapStone Paper and Packaging Corporation[j]	200,438
11,540	Materials Select Sector SPDR Fund	545,611
8,500	Monsanto Company	967,045
15,500	Mosaic Company	775,000
37,720	Nucor Corporation	1,906,369

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (17.8%)	Value
Materials (0.4%) - continued
10,400	Owens-Illinois, Inc.[j]	$351,832
8,250	Packaging Corporation of America	580,553
2,050	PPG Industries, Inc.	396,593
5,500	Resolute Forest Products, Inc.[j]	110,495
8,304	Silgan Holdings, Inc.	411,214
8,259	Southern Copper Corporation	240,420
24,580	Steel Dynamics, Inc.	437,278
59,950	Teck Resources, Ltd.[g]	1,299,716
15,800	Walter Energy, Inc.[g]	119,448
4,400	Worthington Industries, Inc.	168,300

	Total	14,888,275

Telecommunications Services (0.2%)
42,750	AT&T, Inc.	1,499,243
9,855	Cogent Communications Group, Inc.	350,148
8,300	Telephone & Data Systems, Inc.	217,543
100,639	Verizon Communications, Inc.	4,787,397
25,800	Vonage Holdings Corporation[j]	110,166

	Total	6,964,497

Utilities (0.4%)
6,150	Calpine Corporation[j]	128,597
12,900	CMS Energy Corporation	377,712
90,240	NiSource, Inc.	3,206,227
13,310	NorthWestern Corporation	631,293
123,900	PG&E Corporation	5,352,480
8,750	Public Service Enterprise Group, Inc.	333,725
15,550	Southern Company	683,267
7,531	Southwest Gas Corporation	402,532
25,200	Wisconsin Energy Corporation	1,173,060

	Total	12,288,893

	Total Common Stock (cost $503,888,171)	606,835,421

Shares	Collateral Held for Securities Loaned (0.8%)	Value
25,948,834	Thrivent Cash Management Trust	25,948,834

	Total Collateral Held for Securities Loaned (cost $25,948,834)	25,948,834

Shares or Principal Amount	Short-Term Investments (15.7%)[k]	Value
	Federal Home Loan Bank Discount Notes
46,000,000	0.055%, 4/2/2014	$45,999,930
10,000,000	0.050%, 4/4/2014	9,999,958
51,000,000	0.043%, 4/9/2014	50,999,513
15,084,000	0.050%, 4/11/2014	15,083,791
6,000,000	0.062%, 4/16/2014	5,999,845
75,000,000	0.050%, 4/17/2014	74,998,333
30,000,000	0.060%, 4/21/2014	29,999,022
33,600,000	0.060%, 4/23/2014[l]	33,598,742
68,295,000	0.061%, 4/25/2014	68,292,213
47,000,000	0.075%, 4/30/2014	46,997,169
4,000,000	0.045%, 5/2/2014	3,999,845
26,654,000	0.060%, 5/7/2014	26,652,401
13,600,000	0.060%, 5/14/2014	13,599,025
45,000,000	0.070%, 5/23/2014	44,995,450
16,000,000	0.120%, 5/28/2014[l]	15,996,960
27,000,000	0.060%, 6/25/2014	26,996,175
100,000	0.110%, 7/7/2014[l]	99,970
2,500,000	0.100%, 7/30/2014[l]	2,499,167
	Federal Home Loan Mortgage Corporation Discount Notes
4,000,000	0.100%, 5/12/2014[l]	3,999,544
800,000	0.081%, 7/8/2014[l]	799,823
	Federal National Mortgage Association Discount Notes
11,000,000	0.050%, 6/3/2014	10,999,038
	U.S. Treasury Bills
1,000,000	0.070%, 4/24/2014	999,955

	Total Short-Term Investments (at amortized cost)	533,605,869

	Total Investments (cost $3,563,054,510) 111.7%	$3,805,207,817

	Other Assets and Liabilities, Net (11.7%)	(397,862,823)

	Total Net Assets 100.0%	$3,407,344,994

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $128,282,452 or 3.8% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Portfolio owned as of March 31, 2014.

Security	Acquisition Date	Cost
CoBank ACB, 6/15/2022	10/18/2013	$366,764
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	1,377,835
FNA Trust, 1/10/2018	4/29/2013	1,162,501

g	All or a portion of the security is on loan.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At March 31, 2014, $20,696,031 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$260,671,663
Gross unrealized depreciation	(18,518,356)

Net unrealized appreciation (depreciation)	$242,153,307

Cost for federal income tax purposes	$3,563,054,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,939,478	–	7,939,478	–
Capital Goods	4,309,720	–	4,309,720	–
Communications Services	43,637,122	–	43,637,122	–
Consumer Cyclical	38,276,194	–	38,276,194	–
Consumer Non-Cyclical	21,915,596	–	21,915,596	–
Energy	11,043,889	–	11,043,889	–
Financials	8,586,074	–	8,586,074	–
Technology	5,879,010	–	5,879,010	–
Transportation	4,622,243	–	4,622,243	–
Utilities	6,854,188	–	6,854,188	–
Long-Term Fixed Income
Asset-Backed Securities	74,667,138	–	71,709,003	2,958,135
Basic Materials	16,277,994	–	16,277,994	–
Capital Goods	8,876,127	–	8,876,127	–
Collateralized Mortgage Obligations	37,907,814	–	37,907,814	–
Commercial Mortgage-Backed Securities	47,147,600	–	47,147,600	–
Communications Services	38,503,704	–	38,503,704	–
Consumer Cyclical	33,023,663	–	33,023,663	–
Consumer Non-Cyclical	39,503,336	–	39,503,336	–
Energy	23,694,238	–	23,694,238	–
Financials	135,493,038	–	135,129,638	363,400
Foreign Government	11,016,410	–	11,016,410	–
Mortgage-Backed Securities	407,689,202	–	407,689,202	–
Technology	11,153,647	–	11,153,647	–
Transportation	9,451,435	–	9,451,435	–
U.S. Government and Agencies	325,477,522	–	325,477,522	–
Utilities	25,640,299	–	25,640,299	–
Mutual Funds
Equity Mutual Funds	476,895,265	476,895,265	–	–
Fixed Income Mutual Funds	763,335,747	763,335,747	–	–
Common Stock
Consumer Discretionary	84,381,773	84,381,773	–	–
Consumer Staples	36,090,039	33,259,900	2,830,139	–
Energy	82,741,310	82,741,310	–	–
Financials	120,061,521	120,061,521	–	–
Health Care	79,577,282	79,577,282	–	–
Industrials	62,087,093	62,087,093	–	–
Information Technology	107,754,738	107,754,738	–	–
Materials	14,888,275	14,888,275	–	–
Telecommunications Services	6,964,497	6,964,497	–	–
Utilities	12,288,893	12,288,893	–	–
Collateral Held for Securities Loaned	25,948,834	25,948,834	–	–
Short-Term Investments	533,605,869	–	533,605,869	–

Total	$3,805,207,817	$1,870,185,128	$1,931,701,154	$3,321,535

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	9,704,150	4,423,375	5,280,775	–

Total Asset Derivatives	$9,704,150	$4,423,375	$5,280,775	$–

Liability Derivatives
Futures Contracts	812,172	812,172	–	–

Total Liability Derivatives	$812,172	$812,172	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(250)	June 2014	($54,956,270)	($54,890,625)	$65,645
5-Yr. U.S. Treasury Bond Futures	(2,240)	June 2014	(267,884,788)	(266,455,011)	1,429,777
10-Yr. U.S. Treasury Bond Futures	(155)	June 2014	(19,288,550)	(19,142,500)	146,050
30-Yr. U.S. Treasury Bond Futures	1,455	June 2014	192,313,892	193,833,282	1,519,390
Eurex EURO STOXX 50 Futures	3,058	June 2014	125,234,110	130,514,885	5,280,775
Mini MSCI EAFE Index Futures	509	June 2014	47,395,984	48,227,750	831,766
Russell 2000 Index Mini-Futures	53	June 2014	6,209,337	6,203,650	(5,687)
S&P 400 Index Mini-Futures	(255)	June 2014	(34,965,014)	(35,059,951)	(94,937)
S&P 500 Index Futures	(114)	June 2014	(52,429,552)	(53,141,100)	(711,548)
Ultra Long Term U.S. Treasury Bond Futures	206	June 2014	29,329,816	29,760,563	430,747
Total Futures Contracts					$8,891,978

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Partner Small Cap Value	$36,890,762	$–	$–	1,304,921	$37,257,184	$–
Small Cap Stock	28,794,314	–	–	1,620,681	29,016,509	–
Partner Mid Cap Value	41,896,321	–	–	2,270,717	43,464,933	–
Mid Cap Stock	52,035,964	–	–	2,945,977	54,597,195	–
Partner Worldwide Allocation	158,823,593	–	–	15,847,969	161,192,865	–
Large Cap Value	120,211,070	–	–	7,713,749	123,398,391	–
Large Cap Stock	27,333,984	–	–	2,314,615	27,968,188	–
High Yield	98,379,586	1,483,538	1,316,727	19,438,511	99,910,061	1,483,223
Income	249,327,543	2,401,313	3,423,490	24,003,351	253,007,322	2,428,319
Limited Maturity Bond	415,677,168	1,652,393	8,163,708	41,671,493	410,418,364	1,667,688
Cash Management Trust- Collateral Investment	53,397,848	39,001,955	66,450,969	25,948,834	25,948,834	49,861
Total Value and Income Earned	1,282,768,153				1,266,179,846	5,629,091

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (9.0%)[a]	Value
Basic Materials (0.6%)
	Alpha Natural Resources, Inc., Term Loan
$59,849	3.500%, 5/22/2020	$57,991
	Fortescue Metals Group, Ltd., Term Loan
107,189	4.250%, 6/30/2019	107,962
	Ineos Group Holdings, Ltd., Term Loan
107,186	3.750%, 5/4/2018	106,477
	NewPage Corporation, Term Loan
135,000	9.500%, 2/11/2021	135,901

	Total	408,331

Capital Goods (0.4%)
	Berry Plastics Group, Inc., Term Loan
53,594	3.500%, 2/8/2020	53,326
	Rexnord, LLC, Term Loan
107,460	4.000%, 8/21/2020	107,459
	Silver II Borrower, Term Loan
104,918	4.000%, 12/13/2019	104,623

	Total	265,408

Communications Services (2.6%)
	Charter Communications Operating, LLC, Term Loan
53,595	3.000%, 12/31/2020	53,083
	Cincinnati Bell, Inc., Term Loan
107,460	4.000%, 9/10/2020	107,393
	Clear Channel Communications, Inc., Term Loan
108,000	6.903%, 1/30/2019	105,694
	Cumulus Media Holdings, Inc., Term Loan
51,750	4.250%, 12/23/2020	51,944
	Fairpoint Communications, Term Loan
107,188	7.500%, 2/14/2019	110,462
	Grande Communications Networks, LLC, Term Loan
107,190	4.500%, 5/29/2020	106,990
	IMG Worldwide, Inc., Term Loan
90,000	0.000%, 3/19/2021[b,c]	89,382
	Integra Telecom Holdings, Inc., Term Loan
107,188	5.250%, 2/22/2019	107,648
	Level 3 Communications, Inc., Term Loan
54,000	4.000%, 8/1/2019	54,122
	LTS Buyer, LLC, Term Loan
80,393	4.000%, 4/13/2020	79,840
	NTelos, Inc., Term Loan
107,279	5.750%, 11/9/2019	106,201
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
119,823	4.669%, 7/31/2018	120,023
	SBA Senior Finance II, LLC, Delayed Draw
45,000	0.000%, 3/31/2021	44,807
	SBA Senior Finance II, LLC, Term Loan
45,000	3.250%, 3/24/2021	44,799
	TNS, Inc., Term Loan
82,457	5.000%, 2/14/2020	82,801

Principal Amount	Bank Loans (9.0%)[a]	Value
Communications Services (2.6%) - continued
	Univision Communications, Inc., Term Loan
$107,190	4.000%, 3/1/2020	$107,309
	Virgin Media Investment Holdings, Ltd., Term Loan
81,000	3.500%, 6/8/2020	80,784
	Visant Corporation, Term Loan
67,500	5.250%, 12/22/2016	66,895
	WideOpenWest Finance, LLC, Term Loan
93,789	4.750%, 4/1/2019	93,819
	XO Communications, LLC, Term Loan
90,000	0.000%, 3/20/2021[b,c]	90,450
	Yankee Cable Acquisition, LLC, Term Loan
107,188	4.500%, 3/1/2020	107,911
	Zayo Group, LLC, Term Loan
93,785	4.000%, 7/2/2019	93,808

	Total	1,906,165

Consumer Cyclical (1.9%)
	Bally Technologies, Inc., Term Loan
85,072	4.250%, 11/25/2020	85,391
	Burlington Coat Factory Warehouse Corporation, Term Loan
77,797	4.250%, 2/23/2017	78,089
	Cengage Learning Aquisitions, Term Loan
90,000	0.000%, 3/31/2020[b,c]	90,938
	Cenveo Corporation, Term Loan
42,042	6.250%, 2/13/2017	42,567
	Ceridian Corporation, Term Loan
104,614	4.404%, 5/9/2017	104,980
	Chrysler Group, LLC, Term Loan
90,000	3.250%, 12/31/2018	89,588
	Golden Nugget, Inc., Delayed Draw
19,152	5.500%, 11/21/2019	19,559
	Golden Nugget, Inc., Term Loan
44,688	5.500%, 11/21/2019	45,637
	J.C. Penney Corporation, Inc., Term Loan
107,190	6.000%, 5/22/2018	106,565
	Las Vegas Sands, LLC, Term Loan
79,800	3.250%, 12/19/2020	79,662
	Marina District Finance Company, Inc., Term Loan
89,775	6.750%, 8/15/2018	90,972
	MGM Resorts International, Term Loan
40,195	3.500%, 12/20/2019	40,082
	Mohegan Tribal Gaming Authority, Term Loan
95,760	5.500%, 11/19/2019	97,616
	NEP/NCP Holdco, Inc., Term Loan
107,457	3.738%, 1/22/2020	107,681
	ROC Finance, LLC, Term Loan
107,460	5.000%, 6/20/2019	104,908
	Scientific Games International, Inc., Term Loan
107,730	4.250%, 10/18/2020	107,730

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (9.0%)[a]	Value
Consumer Cyclical (1.9%) - continued
	Toys R Us, Inc., Term Loan
$107,149	5.250%, 5/25/2018	$89,201

	Total	1,381,166

Consumer Non-Cyclical (1.4%)
	Albertsons, Inc., Term Loan
157,335	4.750%, 3/21/2019	158,252
	Biomet, Inc., Term Loan
99,250	3.662%, 7/25/2017	99,316
	CHS/Community Health Systems, Inc., Term Loan
14,696	3.469%, 1/25/2017	14,785
138,919	4.250%, 1/27/2021	139,987
	Del Monte Corporation, Term Loan
54,000	3.500%, 3/9/2020	53,832
	DJO Finance, LLC, Term Loan
53,593	4.750%, 9/15/2017	53,744
	JBS USA, LLC, Term Loan
71,201	3.750%, 5/25/2018	71,023
	McGraw-Hill Global Education, LLC, Term Loan
91,953	5.750%, 3/22/2019	92,296
	McJunkin Red Man Corporation, Term Loan
104,475	4.750%, 11/8/2019	105,672
	Roundy’s Supermarkets, Inc., Term Loan
83,747	5.750%, 3/3/2021	83,782
	Supervalu, Inc., Term Loan
106,126	4.500%, 3/21/2019	106,215

	Total	978,904

Energy (0.4%)
	Arch Coal, Inc., Term Loan
156,931	6.250%, 5/16/2018	154,533
	Exgen Renewables I, LLC, Term
	Loan
60,000	5.250%, 2/6/2021	60,825
	Pacific Drilling SA, Term Loan
80,392	4.500%, 6/3/2018	80,654

	Total	296,012

Financials (0.6%)
	Delos Finance Sarl, Term Loan
90,000	3.500%, 3/6/2021[b,c]	90,019
	Harland Clarke Holdings Corporation, Term Loan
105,975	7.000%, 5/22/2018	107,353
	Intelsat Jackson Holdings SA, Term Loan
52,173	3.750%, 6/30/2019	52,255
	Interactive Data Corporation, Term Loan
39,519	2.988%, 2/11/2018	39,457
	TransUnion, LLC, Term Loan
90,000	0.000%, 3/21/2021[b,c]	90,150
	WaveDivision Holdings, LLC, Term Loan
66,991	4.000%, 10/12/2019	66,970

	Total	446,204

Technology (0.6%)
	BMC Software, Inc., Term Loan
107,730	5.000%, 9/10/2020	107,845

Principal Amount	Bank Loans (9.0%)[a]	Value
Technology (0.6%) - continued
	First Data Corporation Extended, Term Loan
$108,000	4.155%, 3/23/2018	$108,181
	Freescale Semiconductor, Inc., Term Loan
107,248	4.250%, 2/28/2020	107,615
	Infor US, Inc., Term Loan
49,875	3.750%, 6/3/2020	49,688
53,728	3.750%, 6/3/2020	53,504

	Total	426,833

Transportation (0.1%)
	American Airlines, Inc., Term Loan
107,190	3.750%, 6/27/2019	107,477

	Total	107,477

Utilities (0.4%)
	ADS Waste Holdings, Inc., Term Loan
107,186	3.750%, 10/9/2019	106,903
	Calpine Corporation, Term Loan
40,189	4.000%, 4/1/2018	40,278
69,825	4.000%, 10/31/2020	69,978
	Intergen NV, Term Loan
107,190	5.500%, 6/15/2020	108,128

	Total	325,287

	Total Bank Loans (cost $6,536,012)	6,541,787

Shares	Common Stock (68.6%)	Value
Consumer Discretionary (7.6%)
4,150	Abercrombie & Fitch Company	159,775
750	Amazon.com, Inc.[d]	252,390
10,850	Best Buy Company, Inc.	286,548
65,600	Carphone Warehouse Group plc	355,572
8,803	Comcast Corporation	440,326
4,450	E.W. Scripps Company[d]	78,854
12,978	Federal-Mogul Corporation[d]	242,818
20,050	Ford Motor Company	312,780
3,550	G-III Apparel Group, Ltd.[d]	254,109
2,100	Hennes & Mauritz AB	89,566
31,600	Home Retail Group plc	114,196
7,950	Lowe’s Companies, Inc.	388,755
2,550	Madison Square Garden Company[d]	144,789
1,350	McDonald’s Corporation	132,340
46,784	Mediaset SPA[d]	261,653
12,000	Panasonic Corporation	136,477
2,000	Pandora AS	131,997
104,100	Seven West Media, Ltd.	191,809
37,300	Sky Network Television, Ltd.	202,538
5,000	Societe Television Francaise 1	82,659
21,950	Staples, Inc.	248,913
24,300	Sumitomo Forestry Company, Ltd.	243,844
4,944	Thomson Reuters Corporation	169,085
78,780	Trinity Mirror plc[d]	253,406
5,950	Tuesday Morning Corporation[d]	84,193
1,650	Viacom, Inc.	140,234
650	Whirlpool Corporation	97,149

	Total	5,496,775

Consumer Staples (4.9%)
11,200	Altria Group, Inc.	419,216

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (68.6%)	Value
Consumer Staples (4.9%) - continued
6,050	Boulder Brands, Inc.[d]	$106,601
8,641	Coca-Cola Company	334,061
4,500	ICA Gruppen ABd	163,368
2,900	Imperial Tobacco Group plc	117,268
2,000	Interparfums SA	94,066
1,700	Kerry Group plc	129,321
1,600	Nestle SA	120,432
1,150	Nu Skin Enterprises, Inc.	95,278
5,710	PepsiCo, Inc.	476,785
5,392	Procter & Gamble Company	434,595
6,350	Sprouts Farmers Markets, Inc.[d]	228,791
37,450	SUPERVALU, Inc.[d]	256,158
6,138	Wal-Mart Stores, Inc.	469,127
2,800	Wesfarmers, Ltd.	107,284

	Total	3,552,351

Energy (5.6%)

23,229	Bankers Petroleum, Ltd.[d]	113,046
11,931	BP plc	95,866
7,500	Cabot Oil & Gas Corporation	254,100
5,000	CAT Oil AG	104,605
5,161	Chevron Corporation	613,695
26,600	ERG SPA	430,587
5,702	Exxon Mobil Corporation	556,971
9,600	Kinder Morgan, Inc.	311,904
23,292	Odfjell Drilling, Ltd.	133,571
13,965	Royal Dutch Shell plc	510,266
110	Royal Dutch Shell plc, Class A	4,019
9,200	Royal Dutch Shell plc, Class B	359,169
13,250	RPC, Inc.	270,565
26,200	Showa Shell Sekiyu KK	233,944
4,300	Verbund AG	88,466

	Total	4,080,774

Financials (17.1%)
6,820	Aberdeen Asia-Pacific Income Fund, Inc.	41,670
2,892	Aflac, Inc.	182,312
81,000	AIA Group, Ltd.	385,248
850	Ameriprise Financial, Inc.	93,560
7,400	Australia & New Zealand Banking Group, Ltd.	227,647
16,750	Banco Popular Espanol SA	126,656
40,200	Bank Leumi Le-Israel[d]	156,901
1,930	Bank of Nova Scotia	111,785
2,050	Berkshire Hathaway, Inc.[d]	256,188
2,988	Coresite Realty Corporation	92,628
24,000	Daiwa Securities Group, Inc.	208,518
3,500	Digital Realty Trust, Inc.	185,780
6,250	Discover Financial Services	363,688
1,350	Erie Indemnity Company	94,176
8,100	Excel Trust, Inc.	102,708
12,450	F.N.B. Corporation	166,830
15,350	Fifth Third Bancorp	352,282
10,700	First Financial Bancorp	192,386
19,300	First Niagara Financial Group, Inc.	182,385
3,000	Hancock Holding Company	109,950
19,400	Hang Seng Bank, Ltd.	309,487
11,100	Hatteras Financial Corporation	209,235
3,300	Horace Mann Educators Corporation	95,700
52,900	HSBC Holdings plc	535,631
15,550	Huntington Bancshares, Inc.	155,033
3,925	iShares J.P. Morgan USD Emerging Markets Bond ETF	437,324

Shares	Common Stock (68.6%)	Value
Financials (17.1%) - continued
4,150	iShares MSCI Emerging Markets Minimum Volatility ETF	$237,380
13,473	iShares S&P U.S. Preferred Stock Index Fund	525,851
134,600	Israel Discount Bank, Ltd.[d]	247,059
7,550	KeyCorp	107,512
4,200	Lazard, Ltd.	197,778
9,600	Magellan Financial Group, Ltd.	122,372
8,600	Maiden Holdings, Ltd.	107,328
27,100	Mediolanum SPA	255,775
7,688	MFS Intermediate Income Trust	39,824
10,400	National Australia Bank, Ltd.	342,890
11,900	NKSJ Holdings, Inc.	305,526
4,768	Nuveen Quality Preferred Income Fund II	41,386
18,944	PowerShares Preferred Portfolio	270,141
4,150	Prudential Financial, Inc.	351,298
9,150	Regions Financial Corporation	101,656
6,337	Royal Bank of Canada	417,824
8,300	Sumitomo Mitsui Financial Group, Inc.	355,771
1,200	Swiss Re AGd	111,377
1,911	Templeton Emerging Markets Income Fund	26,792
5,208	Templeton Global Income Fund	41,872
9,021	Toronto-Dominion Bank	422,938
8,062	U.S. Bancorp	345,537
15,500	UniCredit SPA	141,687
21,000	United Overseas Bank, Ltd.	362,238
4,400	Vanguard MSCI Emerging Markets ETF	178,552
1,100	Vanguard Short-Term Corporate Bond ETF	87,978
3,050	W.R. Berkley Corporation	126,941
12,816	Wells Fargo & Company	637,468
2,404	Western Asset Emerging Markets Debt Fund, Inc.	41,830
6,718	Western Asset High Income Opportunity Fund, Inc.	40,644
7,800	Westpac Banking Corporation	250,791
12,500	WisdomTree Investments, Inc.[d]	164,000

	Total	12,383,724

Health Care (10.1%)
3,450	Abiomed, Inc.[d]	89,838
2,356	AmerisourceBergen Corporation	154,530
2,302	Amgen, Inc.	283,929
6,200	AstraZeneca plc	401,925
1,300	Bayer AG	176,052
1,432	Boiron SA	116,396
800	Celgene Corporation[d]	111,680
5,400	CSL, Ltd.	348,796
2,300	DaVita HealthCare Partners, Inc.[d]	158,355
2,608	Eli Lilly and Company	153,507
27,900	Fisher & Paykel Healthcare Corporation, Ltd.	102,916
17,700	GlaxoSmithKline plc	471,973
17,850	Halozyme Therapeutics, Inc.[d]	226,695
2,150	HCA Holdings, Inc.[d]	112,875
4,700	Hikma Pharmaceuticals plc	130,127
5,050	ICON plc[d]	240,128
5,400	ISIS Pharmaceuticals, Inc.[d]	233,334
5,652	Johnson & Johnson	555,196
2,700	Lonza Group AGd	275,492
1,500	McKesson Corporation	264,855
14,750	Neurocrine Biosciences, Inc.[d]	237,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (68.6%)	Value
Health Care (10.1%) - continued
17,851	Pfizer, Inc.	$573,374
3,850	Prestige Brands Holdings, Inc.[d]	104,912
3,750	Quintiles Transnational Holdings, Inc.[d]	190,387
300	Regeneron Pharmaceuticals, Inc.[d]	90,084
5,300	Rhoen-Klinikum AG	169,762
800	Roche Holding AG	240,611
1,000	Roche Holding AG	298,574
13,100	Shionogi & Company, Ltd.	242,180
5,750	TESARO, Inc.[d]	169,510
8,322	TherapeuticsMD, Inc.[d]	52,512
3,850	WellPoint, Inc.	383,267

	Total	7,361,247

Industrials (8.3%)
3,116	3M Company	422,717
5,200	AAR Corporation	134,940
4,100	Abertis Infraestructuras SA	93,706
5,050	ADT Corporation	151,247
1,400	Airbus Group NV	100,270
2,900	Altra Industrial Motion Corporation	103,530
3,900	Brink’s Company	111,345
3,850	Caterpillar, Inc.	382,574
1,700	Daikin Industries, Ltd.	95,335
3,400	easyJet plc	97,304
7,013	Exelis, Inc.	133,317
3,700	General Electric Company	95,793
200	Georg Fischer AGd	155,187
24,000	Kinden Corporation	232,212
8,000	Koninklijke Philips NV	281,435
2,298	Lockheed Martin Corporation	375,125
11,900	Nordex SEd	192,326
949	Northrop Grumman Corporation	117,088
2,900	Randstad Holding NV	169,734
3,626	Raytheon Company	358,213
4,800	Rolls-Royce Holdings plc[d]	85,926
2,400	Safran SA	166,272
38,000	Shimizu Corporation	196,803
3,500	Siemens AG	472,022
1,250	SolarCity Corporation[d]	78,275
10,050	Southwest Airlines Company	237,280
1,534	Stantec, Inc.	93,761
10,400	TNT Express NV	102,035
63,000	Toda Corporation	206,793
19,000	TOTO, Ltd.	263,375
2,300	Woodward, Inc.	95,519
9,500	WS Atkins plc	220,636

	Total	6,022,095

Information Technology (8.4%)
1,450	Accenture plc	115,594
3,100	Ambarella, Inc.[d]	82,801
3,324	Avigilon Corporation[d]	85,964
5,500	Bankrate, Inc.[d]	93,170
45,461	Blinkx plc[d]	85,547
7,200	Booz Allen Hamilton Holding Corporation	158,400
4,100	Cap Gemini SA	310,398
5,475	CGI Group, Inc.[d]	169,029
7,250	Ciena Corporation[d]	164,865
20,460	Cisco Systems, Inc.	458,509
3,100	Cray, Inc.[d]	115,692
1,550	Cree, Inc.[d]	87,668
5,400	Facebook, Inc.[d]	325,296
10,100	Freescale Semiconductor, Ltd.[d]	246,541

Shares	Common Stock (68.6%)	Value
Information Technology (8.4%) - continued
100	Google, Inc.[d]	$111,451
4,100	Hewlett-Packard Company	132,676
18,400	Intel Corporation	474,904
5,200	Lexmark International, Inc.	240,708
7,550	ManTech International Corporation	222,046
5,470	MasterCard, Inc.	408,609
2,697	Melexis NV	104,412
2,500	Microsoft Corporation	102,475
13,400	Nokia Oyj[d]	98,590
6,173	Oracle Corporation	252,537
2,050	Pegasystems, Inc.	72,406
11,900	Playtech plc	134,344
14,550	Sanmina Corporation[d]	253,898
3,300	Seiko Epson Corporation	103,114
2,750	SunPower Corporation[d]	88,715
7,600	Take-Two Interactive Software, Inc.[d]	166,668
5,400	UbiSoft Entertainment SAd	96,565
7,400	Unisys Corporation[d]	225,404
1,200	Wincor Nixdorf AG	86,246
1,350	Workday, Inc.[d]	123,431
24,800	Zynga, Inc.[d]	106,640

	Total	6,105,313

Materials (2.6%)
66,800	Arrium, Ltd.	84,049
3,500	BHP Billiton, Ltd.	118,634
9,550	Century Aluminum Company[d]	126,155
21,800	Coeur Mining, Inc.[d]	202,522
8,200	Dow Chemical Company	398,438
9,700	James Hardie Industries plc	129,574
82,000	Kobe Steel, Ltd.	108,818
7,000	Nippon Paint Company, Ltd.	105,990
7,150	Resolute Forest Products, Inc.[d]	143,644
65,000	Tokuyama Corporation	212,394
2,700	Voestalpine AG	118,824
41,000	Wilmar International, Ltd.	112,975

	Total	1,862,017

Telecommunications Services (1.8%)
3,459	AT&T, Inc.	121,307
84,300	Bezeq Israel Telecommunication Corporation, Ltd.	150,273
14,500	QSC AG	72,305
118,000	Singapore Telecommunications, Ltd.	342,993
3,608	Verizon Communications, Inc.	171,632
77,745	Vodafone Group plc	285,892
37,800	Vonage Holdings Corporation[d]	161,406

	Total	1,305,808

Utilities (2.2%)
70,000	Electricidade de Portugal SA	324,986
4,087	Empire District Electric Company	99,396
3,900	Endesa SA	140,407
8,100	Fortum Oyj	184,124
7,400	GDF Suez	202,428
27,000	Iberdrola SA	188,932
3,333	Otter Tail Corporation	102,623
3,104	PG&E Corporation	134,093

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (68.6%)	Value
Utilities (2.2%) - continued
11,300	Suez Environnement Company SA	$229,543

	Total	1,606,532

	Total Common Stock (cost $48,249,332)	49,776,636

Principal Amount	Long-Term Fixed Income (13.8%)	Value
Asset-Backed Securities (0.3%)
	Bayview Opportunity Master Fund Trust IIB, LP
162,114	3.950%, 1/28/2034[e]	162,260
	Countrywide Asset-Backed Certificates
65,542	5.530%, 4/25/2047	59,642

	Total	221,902

Basic Materials (0.4%)
	ArcelorMittal
25,000	6.000%, 3/1/2021	26,656
	Dow Chemical Company
10,000	8.550%, 5/15/2019	12,804
	First Quantum Minerals, Ltd.
30,000	7.000%, 2/15/2021[e]	30,525
	FMG Resources Pty. Ltd.
26,748	6.875%, 2/1/2018[e]	28,186
	Freeport-McMoRan Copper & Gold, Inc.
12,000	2.375%, 3/15/2018	11,966
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
26,748	8.875%, 2/1/2018	27,818
	Ineos Finance plc
31,000	7.500%, 5/1/2020[e]	34,022
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	11,135
10,000	6.000%, 11/15/2021	11,713
	Mosaic Company
8,000	3.750%, 11/15/2021	8,040
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[e]	42,931
	Trinseo Materials Operating SCA
30,000	8.750%, 2/1/2019	32,212
	Vale Overseas, Ltd.
12,000	6.250%, 1/23/2017	13,409
	Xstrata Finance Canada, Ltd.
8,000	2.050%, 10/23/2015[e]	8,092

	Total	299,509

Capital Goods (0.4%)
	BAE Systems plc
14,000	3.500%, 10/11/2016[e]	14,627
	Cemex Finance, LLC
26,748	9.375%, 10/12/2017[e]	31,395
	CNH Capital, LLC
26,748	3.625%, 4/15/2018	27,216
	Crown Americas Capital Corporation IV
30,000	4.500%, 1/15/2023	28,650
	Eaton Corporation
8,000	1.500%, 11/2/2017	7,961
	Harsco Corporation
12,000	2.700%, 10/15/2015	12,102
	Nortek, Inc.
26,748	8.500%, 4/15/2021	29,891

Principal Amount	Long-Term Fixed Income (13.8%)	Value
Capital Goods (0.4%) - continued
	Reynolds Group Issuer, Inc.
$26,748	9.875%, 8/15/2019	$29,891
	Roper Industries, Inc.
12,000	1.850%, 11/15/2017	12,051
14,000	2.050%, 10/1/2018	13,768
	Textron, Inc.
14,000	4.625%, 9/21/2016	15,045
	United Rentals North America, Inc.
33,000	7.375%, 5/15/2020	36,424

	Total	259,021

Collateralized Mortgage Obligations (3.0%)
	Alternative Loan Trust
175,891	5.500%, 10/25/2035	158,317
	Banc of America Alternative Loan Trust
79,019	6.000%, 11/25/2035	66,919
	Citigroup Mortgage Loan Trust, Inc.
40,712	2.730%, 3/25/2037	30,015
	Countrywide Alternative Loan Trust
98,566	6.500%, 8/25/2036	72,595
306,828	6.000%, 4/25/2037	224,949
	Credit Suisse First Boston Mortgage Securities Corporation
78,048	5.250%, 10/25/2035	77,683
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
85,553	5.500%, 11/25/2035	79,596
	HomeBanc Mortgage Trust
55,948	2.583%, 4/25/2037	39,859
	J.P. Morgan Alternative Loan Trust
111,590	6.500%, 3/25/2036	101,745
	J.P. Morgan Mortgage Trust
124,821	2.678%, 6/25/2035	126,427
87,121	2.858%, 8/25/2035	87,603
105,131	2.526%, 1/25/2037	92,785
	MortgageIT Trust
88,725	0.414%, 12/25/2035[f]	82,537
	New York Mortgage Trust
101,767	2.676%, 5/25/2036	91,003
	Residential Accredit Loans, Inc.
96,982	5.750%, 9/25/2035	87,627
	RFMSI Trust
119,337	6.000%, 7/25/2037	109,002
	Structured Adjustable Rate Mortgage Loan Trust
106,292	2.620%, 9/25/2035	88,112
	Structured Asset Mortgage Investments, Inc.
145,926	0.464%, 12/25/2035[f]	114,106
	Vericrest Opportunity Loan Transferee
173,530	3.625%, 3/25/2054[g]	174,224
	Wells Fargo Mortgage Backed Securities Trust
94,835	2.615%, 3/25/2036	95,505
76,332	2.610%, 7/25/2036	71,361
86,368	6.000%, 7/25/2037	84,395

	Total	2,156,365

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.8%)	Value
Communications Services (1.2%)
	AMC Networks, Inc.
$26,748	7.750%, 7/15/2021	$30,158
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	11,050
	American Tower Corporation
16,000	7.000%, 10/15/2017	18,586
	British Telecommunications plc
12,000	1.250%, 2/14/2017	11,965
	CBS Corporation
15,000	8.875%, 5/15/2019	19,231
	CC Holdings GS V, LLC
21,000	2.381%, 12/15/2017	21,001
	CCO Holdings, LLC
26,748	7.000%, 1/15/2019	28,286
	CenturyLink, Inc.
26,748	5.625%, 4/1/2020	28,119
25,000	6.450%, 6/15/2021	26,875
	Cequel Communications Escrow 1, LLC
30,000	6.375%, 9/15/2020[e]	31,350
	Columbus International, Inc.
30,000	7.375%, 3/30/2021[e]	30,863
	Cox Communications, Inc.
12,000	9.375%, 1/15/2019[e]	15,273
	Digicel, Ltd.
26,748	6.000%, 4/15/2021[e]	27,350
	DIRECTV Holdings, LLC
11,000	3.500%, 3/1/2016	11,498
10,000	5.875%, 10/1/2019	11,467
	Hughes Satellite Systems Corporation
33,000	6.500%, 6/15/2019	36,217
	Intelsat Jackson Holdings SA
26,748	7.250%, 10/15/2020	29,022
	Level 3 Financing, Inc.
33,000	8.625%, 7/15/2020	37,001
	Nara Cable Funding, Ltd.
25,000	8.875%, 12/1/2018[e]	27,219
	NBC Universal Enterprise, Inc.
15,000	1.662%, 4/15/2018[e]	14,723
	SBA Tower Trust
16,000	5.101%, 4/17/2017[e]	17,125
	Sprint Communications, Inc.
26,748	9.000%, 11/15/2018[e]	32,699
	Telefonica Emisiones SAU
20,000	3.992%, 2/16/2016	20,972
12,000	3.192%, 4/27/2018	12,290
	Time Warner Cable, Inc.
26,000	5.000%, 2/1/2020	28,395
	T-Mobile USA, Inc.
40,000	6.633%, 4/28/2021	43,000
	Univision Communications, Inc.
40,000	7.875%, 11/1/2020[e]	44,200
	UPCB Finance V, Ltd.
40,000	7.250%, 11/15/2021[e]	44,100
	Verizon Communications, Inc.
20,000	2.500%, 9/15/2016	20,709
10,000	1.984%, 9/14/2018[f]	10,502
16,000	3.650%, 9/14/2018	17,033
8,000	2.550%, 6/17/2019	8,046
	WideOpenWest Finance, LLC
40,000	10.250%, 7/15/2019	45,400
	Wind Acquisition Finance SA
26,748	11.750%, 7/15/2017[e]	28,186

Principal Amount	Long-Term Fixed Income (13.8%)	Value
Communications Services (1.2%) - continued
	Windstream Corporation
$25,000	7.750%, 10/1/2021	$26,875

	Total	866,786

Consumer Cyclical (0.8%)
	AMC Entertainment, Inc.
32,000	5.875%, 2/15/2022[e]	32,560
	Brookfield Residential Properties, Inc.
30,000	6.125%, 7/1/2022[e]	30,975
	Chrysler Group, LLC
26,748	8.250%, 6/15/2021	30,259
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	29,799
	Daimler Finance North America, LLC
9,000	1.875%, 1/11/2018[e]	8,962
	Delphi Corporation
12,000	6.125%, 5/15/2021	13,350
	Ford Motor Credit Company, LLC
20,000	3.984%, 6/15/2016	21,192
12,000	1.500%, 1/17/2017	11,964
10,000	3.000%, 6/12/2017	10,387
16,000	5.000%, 5/15/2018	17,660
	General Motors Company
12,000	3.500%, 10/2/2018[e]	12,225
	General Motors Financial Company, Inc.
26,748	3.250%, 5/15/2018	26,982
	GLP Capital, LP
60,000	4.875%, 11/1/2020[e]	61,575
	Hilton Worldwide Finance, LLC
25,000	5.625%, 10/15/2021[e]	26,125
	Hyundai Capital America
12,000	1.450%, 2/6/2017[e]	11,937
	Jaguar Land Rover Automotive plc
33,000	5.625%, 2/1/2023[e]	34,402
	KB Home
29,000	4.750%, 5/15/2019	29,217
	L Brands, Inc.
33,000	6.625%, 4/1/2021	37,084
	Macy’s Retail Holdings, Inc.
14,000	7.450%, 7/15/2017	16,506
	Nissan Motor Acceptance Corporation
8,000	0.786%, 3/3/2017[e,f]	8,014
	Royal Caribbean Cruises, Ltd.
26,748	5.250%, 11/15/2022	27,417
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	20,500
	TRW Automotive, Inc.
9,000	7.250%, 3/15/2017[e]	10,271
	West Corporation
26,748	8.625%, 10/1/2018	28,687
	Wynn Las Vegas, LLC
33,000	5.375%, 3/15/2022	34,444

	Total	592,494

Consumer Non-Cyclical (1.1%)
	AbbVie, Inc.
16,000	1.750%, 11/6/2017	16,051
9,000	2.000%, 11/6/2018	8,925
	Altria Group, Inc.
18,000	9.700%, 11/10/2018	23,627

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.8%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$12,000	7.750%, 1/15/2019	$14,865
	Beam, Inc.
10,000	5.375%, 1/15/2016	10,692
	Biomet, Inc.
26,748	6.500%, 8/1/2020	28,808
	Boston Scientific Corporation
12,000	2.650%, 10/1/2018	12,091
	Celgene Corporation
20,000	1.900%, 8/15/2017	20,177
	CHS/Community Health Systems, Inc.
33,000	7.125%, 7/15/2020	35,805
	ConAgra Foods, Inc.
25,000	2.100%, 3/15/2018	24,876
	Coventry Health Care, Inc.
8,000	5.950%, 3/15/2017	9,011
	CVS Caremark Corporation
10,000	2.250%, 12/5/2018	10,008
	Emergency Medical Services Corporation
17,748	8.125%, 6/1/2019	18,968
	Express Scripts Holding Company
12,000	2.650%, 2/15/2017	12,410
	Fresenius Medical Care US Finance, Inc.
26,748	5.750%, 2/15/2021[e]	28,453
	Gilead Sciences, Inc.
8,000	3.050%, 12/1/2016	8,412
	Hawk Acquisition Sub, Inc.
33,000	4.250%, 10/15/2020[e]	32,464
	HCA, Inc.
26,748	4.750%, 5/1/2023	26,447
	IMS Health, Inc.
30,000	6.000%, 11/1/2020[e]	31,575
	JBS Finance II, Ltd.
26,748	8.250%, 1/29/2018[g]	28,620
	Kroger Company
20,000	1.200%, 10/17/2016	20,020
	Lorillard Tobacco Company
12,000	8.125%, 6/23/2019	14,833
	McKesson Corporation
18,000	1.292%, 3/10/2017	17,955
	Medco Health Solutions, Inc.
7,000	7.125%, 3/15/2018	8,259
	Mondelez International, Inc.
8,000	2.250%, 2/1/2019	7,927
	Mylan, Inc.
16,000	1.350%, 11/29/2016	16,029
	Pernod Ricard SA
10,000	2.950%, 1/15/2017[e]	10,363
10,000	5.750%, 4/7/2021[e]	11,352
	Perrigo Company, Ltd.
6,000	1.300%, 11/8/2016[e]	5,988
10,000	2.300%, 11/8/2018[e]	9,891
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021	26,882
	SABMiller plc
12,000	6.500%, 7/15/2018[e]	14,070
	Safeway, Inc.
16,000	3.400%, 12/1/2016	16,756

Principal Amount	Long-Term Fixed Income (13.8%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Spectrum Brands Escrow Corporation
$33,000	6.375%, 11/15/2020	$35,722
	Tenet Healthcare Corporation
30,000	8.125%, 4/1/2022	33,525
	Thermo Fisher Scientific, Inc.
12,000	1.300%, 2/1/2017	11,927
12,000	2.400%, 2/1/2019	11,950
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[e]	29,557
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[e]	28,125
	Watson Pharmaceuticals, Inc.
23,000	1.875%, 10/1/2017	22,897
	WM Wrigley Jr. Company
8,000	2.000%, 10/20/2017[e]	8,019

	Total	764,332

Energy (0.7%)
	BP Capital Markets plc
12,000	0.656%, 11/7/2016[f]	12,050
	CNOOC, Ltd.
12,000	1.125%, 5/9/2016	11,996
	Concho Resources, Inc.
26,748	6.500%, 1/15/2022	29,155
	Continental Resources, Inc.
16,000	7.125%, 4/1/2021	18,100
	Devon Energy Corporation
12,000	1.200%, 12/15/2016	12,000
	Energy Transfer Partners, LP
10,000	6.700%, 7/1/2018	11,615
	Energy XXI Gulf Coast, Inc.
35,000	7.750%, 6/15/2019	37,537
	EQT Corporation
10,000	8.125%, 6/1/2019	12,202
	Harvest Operations Corporation
26,748	6.875%, 10/1/2017	28,888
	Hess Corporation
8,000	8.125%, 2/15/2019	10,016
	Kodiak Oil & Gas Corporation
26,748	5.500%, 1/15/2021	27,450
	Linn Energy, LLC
25,000	7.250%, 11/1/2019[e]	26,063
26,748	8.625%, 4/15/2020	29,055
	Lukoil International Finance BV
10,000	3.416%, 4/24/2018[e]	9,727
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[e]	34,155
	Oasis Petroleum, Inc.
33,000	6.875%, 1/15/2023	35,805
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	42,600
	Petrobras Global Finance BV
12,000	2.000%, 5/20/2016	11,895
30,000	3.113%, 3/17/2020[f]	29,970
	Range Resources Corporation
37,715	5.000%, 8/15/2022	38,469
	Suncor Energy, Inc.
8,000	6.100%, 6/1/2018	9,240
	Transocean, Inc.
13,000	6.000%, 3/15/2018	14,457
	Weatherford International, Ltd.
11,000	6.000%, 3/15/2018	12,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.8%)	Value
Energy (0.7%) - continued
$6,000	9.625%, 3/1/2019	$7,789

	Total	512,624

Financials (2.0%)
	Abbey National Treasury Services plc
10,000	3.050%, 8/23/2018	10,296
	ABN AMRO Bank NV
12,000	2.500%, 10/30/2018[e]	11,985
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	42,300
	American International Group, Inc.
20,000	8.250%, 8/15/2018	25,000
	ANZ New Zealand International, Ltd.
12,000	1.400%, 4/27/2017[e]	11,962
	Aviation Capital Group Corporation
8,000	3.875%, 9/27/2016[e]	8,287
	Bank of America Corporation
18,000	5.750%, 8/15/2016	19,719
20,000	5.750%, 12/1/2017	22,643
8,000	2.000%, 1/11/2018	7,985
31,000	1.304%, 3/22/2018[f]	31,340
25,000	5.650%, 5/1/2018	28,261
12,000	2.600%, 1/15/2019	12,047
	Bank of Nova Scotia
12,000	1.100%, 12/13/2016	12,051
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
16,000	0.645%, 3/10/2017[e,f]	16,010
	Banque Federative du Credit Mutuel SA
12,000	1.087%, 1/20/2017[e,f]	12,033
	Barclays Bank plc
8,000	5.140%, 10/14/2020	8,481
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,005
	BBVA Banco Continental SA
16,000	2.250%, 7/29/2016[e]	16,000
	BBVA US Senior SAU
17,000	4.664%, 10/9/2015	17,853
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	23,084
	BNP Paribas SA
14,000	1.250%, 12/12/2016	14,000
12,000	2.375%, 9/14/2017	12,291
	BPCE SA
12,000	1.625%, 2/10/2017	11,983
	Branch Banking and Trust Company
12,000	0.666%, 12/1/2016[f]	12,044
	Capital One Financial Corporation
14,000	6.150%, 9/1/2016	15,624
	CIT Group, Inc.
30,000	3.875%, 2/19/2019	30,328
	Citigroup, Inc.
20,000	5.500%, 2/15/2017	22,076
15,000	6.000%, 8/15/2017	17,002
12,000	8.500%, 5/22/2019	15,289
	Credit Agricole SA
12,000	1.625%, 4/15/2016[e]	12,168
	CyrusOne, LP
26,748	6.375%, 11/15/2022	28,219

Principal Amount	Long-Term Fixed Income (13.8%)	Value
Financials (2.0%) - continued
	DDR Corporation
$8,000	9.625%, 3/15/2016	$9,266
	Denali Borrower, LLC
52,000	5.625%, 10/15/2020[e]	52,910
	Discover Bank
4,000	8.700%, 11/18/2019	5,028
	Discover Financial Services
8,000	6.450%, 6/12/2017	9,087
	Fifth Third Bancorp
20,000	5.450%, 1/15/2017	22,082
	General Electric Capital Corporation
20,000	5.625%, 9/15/2017	22,692
7,000	1.625%, 4/2/2018	6,963
	Genworth Financial, Inc.
13,000	7.700%, 6/15/2020	15,839
	Goldman Sachs Group, Inc.
4,000	3.700%, 8/1/2015	4,148
13,000	6.250%, 9/1/2017	14,846
4,000	2.375%, 1/22/2018	4,027
8,000	2.625%, 1/31/2019	7,980
12,000	7.500%, 2/15/2019	14,518
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	19,681
	HBOS plc
16,000	6.750%, 5/21/2018[e]	18,127
	HCP, Inc.
8,000	3.750%, 2/1/2016	8,421
10,000	3.750%, 2/1/2019	10,537
	Health Care REIT, Inc.
10,000	4.700%, 9/15/2017	10,928
	HSBC Finance Corporation
16,000	6.676%, 1/15/2021	18,671
	Huntington National Bank
12,000	1.300%, 11/20/2016	12,037
	Icahn Enterprises, LP
45,000	6.000%, 8/1/2020[e]	47,700
	ING Bank NV
8,000	3.750%, 3/7/2017[e]	8,504
	ING Capital Funding Trust III
10,000	3.834%, 12/29/2049[f,h]	9,975
	International Lease Finance Corporation
10,000	2.183%, 6/15/2016[f]	10,075
30,000	5.875%, 4/1/2019	32,775
	Intesa Sanpaolo SPA
7,000	3.625%, 8/12/2015[e]	7,182
4,000	3.875%, 1/16/2018	4,140
15,000	3.875%, 1/15/2019	15,257
	J.P. Morgan Chase & Company
16,000	3.450%, 3/1/2016	16,756
8,000	0.756%, 2/15/2017[f]	8,007
15,000	2.000%, 8/15/2017	15,206
8,000	6.300%, 4/23/2019	9,405
16,000	7.900%, 4/29/2049[h]	18,080
	KeyCorp
12,000	2.300%, 12/13/2018	11,957
	Kookmin Bank
12,000	1.114%, 1/27/2017[e,f]	12,048
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[e]	4,305
	Liberty Property, LP
17,000	5.500%, 12/15/2016	18,712

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.8%)	Value
Financials (2.0%) - continued
	Macquarie Bank, Ltd.
$12,000	5.000%, 2/22/2017[e]	$13,093
	Mizuho Corporate Bank, Ltd.
20,000	1.550%, 10/17/2017[e]	19,836
	Morgan Stanley
12,000	4.750%, 4/1/2014	12,000
15,000	1.750%, 2/25/2016	15,194
20,000	6.250%, 8/28/2017	22,890
8,000	2.500%, 1/24/2019	7,978
10,000	4.875%, 11/1/2022	10,508
	Murray Street Investment Trust I
24,000	4.647%, 3/9/2017	25,923
	National City Corporation
8,000	6.875%, 5/15/2019	9,476
	Nomura Holdings, Inc.
12,000	2.000%, 9/13/2016	12,149
8,000	2.750%, 3/19/2019	7,952
	PNC Bank NA
16,000	1.150%, 11/1/2016	16,039
	Prologis, LP
10,000	6.625%, 5/15/2018	11,636
	Prudential Covered Trust
13,600	2.997%, 9/30/2015[e]	13,960
	Realty Income Corporation
12,000	2.000%, 1/31/2018	11,868
	Regions Bank
16,000	7.500%, 5/15/2018	18,883
	Reinsurance Group of America, Inc.
16,000	5.625%, 3/15/2017	17,519
	Royal Bank of Scotland Group plc
12,000	5.050%, 1/8/2015	12,280
9,000	1.173%, 3/31/2017[f]	9,011
	Santander US Debt SAU
15,000	3.781%, 10/7/2015[e]	15,514
	SLM Corporation
8,000	6.250%, 1/25/2016	8,600
	Societe Generale SA
12,000	5.750%, 4/20/2016[e]	12,960
	Sumitomo Mitsui Banking Corporation
24,000	1.300%, 1/10/2017	24,000
	Suncorp-Metway, Ltd.
8,000	0.933%, 3/28/2017[e,f]	8,000
	Swiss RE Capital I, LP
12,000	6.854%, 5/29/2049[e,h]	12,840
	Ventas Realty, LP
16,000	1.550%, 9/26/2016	16,140
	Voya Financial, Inc.
12,000	2.900%, 2/15/2018	12,295
	Wells Fargo & Company
8,000	1.250%, 7/20/2016	8,067
	Westpac Banking Corporation
12,000	0.665%, 11/25/2016[f]	12,038

	Total	1,480,887

Mortgage-Backed Securities (2.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
300,000	3.000%, 4/1/2029[c]	307,875
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
100,000	3.500%, 4/1/2029[c]	104,844

Principal Amount	Long-Term Fixed Income (13.8%)	Value
Mortgage-Backed Securities (2.7%) - continued
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
$550,000	3.500%, 4/1/2044[c]	$553,266
600,000	4.000%, 4/1/2044[c]	623,625
375,000	4.500%, 4/1/2044[c]	400,019

	Total	1,989,629

Technology (0.4%)
	Alliance Data Systems Corporation
26,748	6.375%, 4/1/2020[e]	28,487
	Amkor Technology, Inc.
25,000	6.625%, 6/1/2021	26,687
	BMC Software Finance, Inc.
26,748	8.125%, 7/15/2021[e]	28,152
	CommScope, Inc.
23,000	8.250%, 1/15/2019[e]	24,898
	EMC Corporation
8,000	1.875%, 6/1/2018	7,995
	First Data Corporation
26,748	7.375%, 6/15/2019[e]	28,754
	Freescale Semiconductor, Inc.
40,000	6.000%, 1/15/2022[e]	42,450
	Hewlett-Packard Company
16,000	5.400%, 3/1/2017	17,771
	Iron Mountain, Inc.
26,748	6.000%, 8/15/2023	28,420
	Tyco Electronics Group SA
16,000	6.550%, 10/1/2017	18,502
	Xerox Corporation
16,000	7.200%, 4/1/2016	17,876

	Total	269,992

Transportation (0.2%)
	American Airlines Pass Through Trust
7,763	4.950%, 1/15/2023[e]	8,326
	Avis Budget Car Rental, LLC
26,748	8.250%, 1/15/2019	28,687
	Continental Airlines, Inc.
25,393	6.250%, 4/11/2020	27,250
	Delta Air Lines, Inc.
11,614	4.950%, 5/23/2019	12,659
9,299	4.750%, 5/7/2020	10,055
	Hertz Corporation
33,000	6.750%, 4/15/2019	35,351
	Kansas City Southern de Mexico SA de CV
16,000	0.935%, 10/28/2016[f]	16,082
	United Air Lines, Inc.
10,176	10.400%, 11/1/2016	11,550

	Total	149,960

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
65,000	0.250%, 9/30/2015	65,025

	Total	65,025

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	40,300
	AES Corporation
26,748	7.375%, 7/1/2021	30,493

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.8%)	Value
Utilities (0.5%) - continued
	Atlas Pipeline Partners, LP
$33,000	4.750%, 11/15/2021	$31,350
	Buckeye Partners, LP
20,000	2.650%, 11/15/2018	19,843
	Constellation Energy Group, Inc.
11,000	5.150%, 12/1/2020	12,014
	DCP Midstream Operating, LP
10,000	2.500%, 12/1/2017	10,165
	Dominion Resources, Inc.
16,000	1.250%, 3/15/2017	15,964
	Electricite de France
12,000	0.694%, 1/20/2017[e,f]	12,038
	Enel Finance International NV
9,000	3.875%, 10/7/2014[e]	9,138
10,000	5.125%, 10/7/2019[e]	10,964
	Exelon Generation Company, LLC
9,000	6.200%, 10/1/2017	10,169
8,000	5.200%, 10/1/2019	8,745
	MidAmerican Energy Holdings Company
18,000	1.100%, 5/15/2017[e]	17,847
8,000	5.750%, 4/1/2018	9,106
	NiSource Finance Corporation
16,000	6.400%, 3/15/2018	18,456
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	27,751
	ONEOK Partners, LP
8,000	6.150%, 10/1/2016	8,943
10,000	2.000%, 10/1/2017	10,044
10,000	3.200%, 9/15/2018	10,314
	Pacific Gas & Electric Company
10,000	5.625%, 11/30/2017	11,352
	Panhandle Eastern Pipe Line Company, LP
12,000	6.200%, 11/1/2017	13,665
	PG&E Corporation
8,000	2.400%, 3/1/2019	7,948
	PPL Capital Funding, Inc.
16,000	1.900%, 6/1/2018	15,740

	Total	362,349

	Total Long-Term Fixed Income (cost $9,811,901)	9,990,875

Shares or Principal Amount	Short-Term Investments (11.6%)[i]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.120%, 5/28/2014[j]	199,962
100,000	0.095%, 7/9/2014[j]	99,974
100,000	0.085%, 7/30/2014[j]	99,972
	Thrivent Cash Management Trust
8,033,737	0.050%	8,033,737

	Total Short-Term Investments (at amortized cost)	8,433,645

	Total Investments (cost $73,030,890) 103.0%	$74,742,943

	Other Assets and Liabilities, Net (3.0%)	(2,187,485)

	Total Net Assets 100.0%	$72,555,458

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $1,728,452 or 2.4% of total net assets.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Growth and Income Plus Portfolio owned as of March 31, 2014.

Security	Acquisition Date	Cost
JBS Finance II, Ltd., 1/29/2018	8/19/2013	$27,881
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	172,779

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At March 31, 2014, $399,908 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,439,006
Gross unrealized depreciation	(1,726,953)

Net unrealized appreciation (depreciation)	$1,712,053

Cost for federal income tax purposes	$73,030,890

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	408,331	–	408,331	–
Capital Goods	265,408	–	265,408	–
Communications Services	1,906,165	–	1,906,165	–
Consumer Cyclical	1,381,166	–	1,381,166	–
Consumer Non-Cyclical	978,904	–	978,904	–
Energy	296,012	–	296,012	–
Financials	446,204	–	446,204	–
Technology	426,833	–	426,833	–
Transportation	107,477	–	107,477	–
Utilities	325,287	–	325,287	–
Common Stock
Consumer Discretionary	5,496,775	3,433,058	2,063,717	–
Consumer Staples	3,552,351	2,820,612	731,739	–
Energy	4,080,774	2,007,235	2,073,539	–
Financials	12,383,724	6,985,603	5,398,121	–
Health Care	7,361,247	4,386,443	2,974,804	–
Industrials	6,022,095	2,796,963	3,225,132	–
Information Technology	6,105,313	4,831,104	1,274,209	–
Materials	1,862,017	870,759	991,258	–
Telecommunications Services	1,305,808	454,345	851,463	–
Utilities	1,606,532	336,112	1,270,420	–
Long-Term Fixed Income
Asset-Backed Securities	221,902	–	221,902	–
Basic Materials	299,509	–	299,509	–
Capital Goods	259,021	–	259,021	–
Collateralized Mortgage Obligations	2,156,365	–	2,156,365	–
Communications Services	866,786	–	866,786	–
Consumer Cyclical	592,494	–	592,494	–
Consumer Non-Cyclical	764,332	–	764,332	–
Energy	512,624	–	512,624	–
Financials	1,480,887	–	1,480,887	–
Mortgage-Backed Securities	1,989,629	–	1,989,629	–
Technology	269,992	–	269,992	–
Transportation	149,960	–	149,960	–
U.S. Government and Agencies	65,025	–	65,025	–
Utilities	362,349	–	362,349	–
Short-Term Investments	8,433,645	8,033,737	399,908	–

Total	$74,742,943	$36,955,971	$37,786,972	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	72,000	72,000	–	–

Total Asset Derivatives	$72,000	$72,000	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(5)	June 2014	($598,188)	($594,766)	$3,422
Mini MSCI EAFE Index Futures	39	June 2014	3,631,726	3,695,250	63,524
Ultra Long Term U.S. Treasury Bond Futures	3	June 2014	428,353	433,407	5,054
Total Futures Contracts					$72,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Growth and Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust-Short Term Investment	$5,486,510	$15,577,201	$13,029,974	8,033,737	$8,033,737	$916
Total Value and
Income Earned	5,486,510				8,033,737	916

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (17.0%)[a]	Value
Basic Materials (1.2%)
	Alpha Natural Resources, Inc., Term Loan
$493,753	3.500%, 5/22/2020	$478,427
	Fortescue Metals Group, Ltd., Term Loan
560,759	4.250%, 6/30/2019	564,802
	HCA, Inc., Term Loan
656,700	2.903%, 3/31/2017	656,129
	Ineos Group Holdings, Ltd., Term Loan
635,173	3.750%, 5/4/2018	630,974
	NewPage Corporation, Term Loan
1,100,000	9.500%, 2/11/2021	1,107,337

	Total	3,437,669

Capital Goods (0.7%)
	Berry Plastics Group, Inc., Term Loan
655,037	3.500%, 2/8/2020	651,762
	Rexnord, LLC, Term Loan
636,800	4.000%, 8/21/2020	636,794
	Silver II Borrower, Term Loan
607,164	4.000%, 12/13/2019	605,457

	Total	1,894,013

Communications Services (5.2%)
	Charter Communications Operating, LLC, Term Loan
744,375	3.000%, 12/31/2020	737,266
	Cincinnati Bell, Inc., Term Loan
572,125	4.000%, 9/10/2020	571,770
	Clear Channel Communications, Inc., Term Loan
600,000	6.903%, 1/30/2019	587,190
	Cumulus Media Holdings, Inc., Term Loan
718,755	4.250%, 12/23/2020	721,450
	Fairpoint Communications, Term Loan
635,188	7.500%, 2/14/2019 [b,c]	654,587
	Grande Communications Networks, LLC, Term Loan
635,200	4.500%, 5/29/2020	634,012
	Hargray Communications Group, Inc., Term Loan
516,100	4.750%, 6/26/2019	521,261
	IMG Worldwide, Inc., Term Loan
700,000	0.000%, 3/19/2021 [b,c]	695,191
	Integra Telecom Holdings, Inc., Term Loan
590,526	5.250%, 2/22/2019	593,060
	Level 3 Communications, Inc., Term Loan
610,000	4.000%, 8/1/2019	611,373
	LTS Buyer, LLC, Term Loan
694,750	4.000%, 4/13/2020	689,977
	NTelos, Inc., Term Loan
992,443	5.750%, 11/9/2019	983,343
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
584,737	4.669%, 7/31/2018	585,714
	SBA Senior Finance II, LLC, Delayed Draw
350,000	0.000%, 3/31/2021	348,499

Principal Amount	Bank Loans (17.0%)[a]	Value
Communications Services (5.2%) - continued
	SBA Senior Finance II, LLC, Term Loan
$350,000	3.250%, 3/24/2021	$348,439
	TNS, Inc., Term Loan
717,857	5.000%, 2/14/2020	720,851
	Univision Communications, Inc., Term Loan
590,538	4.000%, 3/1/2020	591,193
	Virgin Media Investment Holdings, Ltd., Term Loan
580,000	3.500%, 6/8/2020	578,451
	Visant Corporation, Term Loan
750,000	5.250%, 12/22/2016	743,280
	WideOpenWest Finance, LLC, Term Loan
605,414	4.750%, 4/1/2019	605,601
	WMG Acquisition Corporation, Term Loan
597,000	3.750%, 7/1/2020	593,567
	XO Communications, LLC, Term Loan
550,000	0.000%, 3/20/2021 [b,c]	552,750
	Yankee Cable Acquisition, LLC, Term Loan
605,414	4.500%, 3/1/2020	609,500
	Zayo Group, LLC, Term Loan
605,382	4.000%, 7/2/2019	605,533

	Total	14,883,858

Consumer Cyclical (3.5%)
	Bally Technologies, Inc., Term Loan
791,025	4.250%, 11/25/2020	793,991
	Booz Allen Hamilton, Inc., Term Loan
406,902	3.750%, 7/31/2019	407,415
	Burlington Coat Factory Warehouse Corporation, Term Loan
585,880	4.250%, 2/23/2017	588,077
	Cengage Learning Aquisitions, Term Loan
675,000	0.000%, 3/31/2020 [b,c]	682,034
	Cenveo Corporation, Term Loan
291,551	6.250%, 2/13/2017	295,195
	Ceridian Corporation, Term Loan
619,932	4.404%, 5/9/2017	622,102
	Chrysler Group, LLC, Term Loan
700,000	3.250%, 12/31/2018	696,794
	Golden Nugget, Inc., Delayed Draw
77,805	5.500%, 11/21/2019	79,458
	Golden Nugget, Inc., Term Loan
181,545	5.500%, 11/21/2019	185,403
	J.C. Penney Corporation, Inc., Term Loan
605,425	6.000%, 5/22/2018	601,895
	Las Vegas Sands, LLC, Term Loan
523,688	3.250%, 12/19/2020	522,782
	Marina District Finance Company, Inc., Term Loan
548,625	6.750%, 8/15/2018	555,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (17.0%)[a]	Value
Consumer Cyclical (3.5%) - continued
	MGM Resorts International, Term Loan
$545,854	3.500%, 12/20/2019	$544,321
	Mohegan Tribal Gaming Authority, Term Loan
518,700	5.500%, 11/19/2019	528,752
	NEP/NCP Holdco, Inc., Term Loan
656,683	3.738%, 1/22/2020	658,049
	ROC Finance, LLC, Term Loan
746,250	5.000%, 6/20/2019	728,527
	Scientific Games International, Inc., Term Loan
608,475	4.250%, 10/18/2020	608,475
	Seminole Indian Tribe of Florida, Term Loan
425,954	3.000%, 4/29/2020	424,357
	Toys R Us, Inc., Term Loan
605,193	5.250%, 5/25/2018	503,823

	Total	10,027,388

Consumer Non-Cyclical (2.5%)
	Albertsons, Inc., Term Loan
836,300	4.750%, 3/21/2019	841,176
	Biomet, Inc., Term Loan
595,500	3.662%, 7/25/2017	595,899
	CHS/Community Health Systems, Inc., Term Loan
204,108	3.469%, 1/25/2017	205,345
544,017	4.250%, 1/27/2021	548,200
	Del Monte Corporation, Term Loan
660,000	3.500%, 3/9/2020	657,941
	DJO Finance, LLC, Term Loan
655,025	4.750%, 9/15/2017	656,866
	JBS USA, LLC, Term Loan
659,266	3.750%, 5/25/2018	657,618
	McGraw-Hill Global Education,
	LLC, Term Loan
600,942	5.750%, 3/22/2019[b,c]	604,698
	McJunkin Red Man Corporation, Term Loan
527,350	4.750%, 11/8/2019	533,393
	Roundy’s Supermarkets, Inc., Term Loan
661,278	5.750%, 3/3/2021	661,555
	Supervalu, Inc., Term Loan
520,806	4.500%, 3/21/2019	521,238
	Van Wagner Communications, LLC, Term Loan
541,750	6.272%, 8/3/2018	547,336

	Total	7,031,265

Energy (0.6%)
	Arch Coal, Inc., Term Loan
620,273	6.250%, 5/16/2018	610,795
	Exgen Renewables I, LLC, Term Loan
455,000	5.250%, 2/6/2021	461,256
	Pacific Drilling SA, Term Loan
590,537	4.500%, 6/3/2018	592,457

	Total	1,664,508

Financials (1.4%)
	Delos Finance Sarl, Term Loan
670,000	3.500%, 3/6/2021 [b,c]	670,141

Principal Amount	Bank Loans (17.0%)[a]	Value
Financials (1.4%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$583,844	7.000%, 5/22/2018	$591,434
	Intelsat Jackson Holdings SA, Term Loan
724,628	3.750%, 6/30/2019	725,759
	Interactive Data Corporation, Term Loan
439,101	2.988%, 2/11/2018	438,416
	TransUnion, LLC, Term Loan
700,000	0.000%, 3/21/2021[b,c]	701,169
	WaveDivision Holdings, LLC, Term Loan
744,347	4.000%, 10/12/2019	744,108

	Total	3,871,027

Technology (0.9%)
	BMC Software, Inc., Term Loan
548,625	5.000%, 9/10/2020	549,212
	First Data Corporation Extended, Term Loan
670,000	4.155%, 3/23/2018	671,119
	Freescale Semiconductor, Inc., Term Loan
635,329	4.250%, 2/28/2020	637,508
	Infor US, Inc., Term Loan
746,225	3.750%, 6/3/2020	743,114

	Total	2,600,953

Transportation (0.4%)
	American Airlines, Inc., Term Loan
1,061,975	3.750%, 6/27/2019	1,064,821

	Total	1,064,821

Utilities (0.6%)
	ADS Waste Holdings, Inc., Term Loan
575,628	3.750%, 10/9/2019	574,108
	Calpine Corporation, Term Loan
654,936	4.000%, 4/1/2018	656,390
	Intergen NV, Term Loan
590,538	5.500%, 6/15/2020	595,705

	Total	1,826,203

	Total Bank Loans (cost $48,325,033)	48,301,705

Shares	Common Stock (51.5%)	Value
Consumer Discretionary (8.0%)
3,500	Amazon.com, Inc.[d]	1,177,820
2,900	AutoZone, Inc.[d]	1,557,590
111,215	Comcast Corporation	5,562,974
12,700	Dollar Tree, Inc.[d]	662,686
18,000	GNC Holdings, Inc.	792,360
53,050	Kohl’s Corporation	3,013,240
62,650	Las Vegas Sands Corporation	5,060,867
11,800	Marriott International, Inc.	661,036
31,450	MDC Partners, Inc.	717,689
18,000	NIKE, Inc.	1,329,480
16,000	Toll Brothers, Inc.[d]	574,400
45,200	Tuesday Morning Corporation[d]	639,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

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Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (51.5%)	Value
Consumer Discretionary (8.0%) - continued
31,900	Twenty-First Century Fox, Inc.	$1,019,843

	Total	22,769,565

Consumer Staples (3.9%)
33,400	Anheuser-Busch InBev NV ADR	3,517,020
8,800	Hain Celestial Group, Inc.[d]	804,936
42,697	PepsiCo, Inc.	3,565,199
32,300	Wal-Mart Stores, Inc.	2,468,689
27,800	WhiteWave Foods Company[d]	793,412

	Total	11,149,256

Energy (5.2%)
23,850	Cameron International Corporation[d]	1,473,215
7,200	Concho Resources, Inc.[d]	882,000
8,350	EOG Resources, Inc.	1,638,020
80,072	Marathon Oil Corporation	2,844,157
16,075	Schlumberger, Ltd.	1,567,312
9,000	SM Energy Company	641,610
89,250	Total SA ADR	5,854,800

	Total	14,901,114

Financials (10.8%)
46,885	Aberdeen Asia-Pacific Income Fund, Inc.	286,467
3,000	Affiliated Managers Group, Inc.[d]	600,150
17,850	Alexandria Real Estate Equities, Inc.	1,295,196
12,000	Axis Capital Holdings, Ltd.	550,200
118,154	Bank of America Corporation	2,032,249
4,300	Boston Properties, Inc.	492,479
9,700	Camden Property Trust	653,198
36,638	Citigroup, Inc.	1,743,969
36,700	DDR Corporation	604,816
5,400	Equity Residential	313,146
98,000	Genworth Financial, Inc.[d]	1,737,540
12,500	HCC Insurance Holdings, Inc.	568,625
9,100	Host Hotels & Resorts, Inc.	184,184
94,850	Invesco, Ltd.	3,509,450
21,030	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,343,163
24,260	iShares MSCI Emerging Markets Minimum Volatility ETF	1,387,672
29,450	Lazard, Ltd.	1,386,801
20,750	Macerich Company	1,293,347
30,400	MetLife, Inc.	1,605,120
52,856	MFS Intermediate Income Trust	273,794
32,781	Nuveen Quality Preferred Income Fund II	284,539
13,800	PacWest Bancorp	593,538
18,300	Popular, Inc.[d]	567,117
4,700	Prologis, Inc.	191,901
3,100	Public Storage, Inc.	522,319
3,703	Simon Property Group, Inc.	607,292
13,137	Templeton Emerging Markets Income Fund	184,181
35,805	Templeton Global Income Fund	287,872
32,000	Vanguard MSCI Emerging Markets ETF	1,298,560
7,775	Vanguard Short-Term Corporate Bond ETF	621,845
6,250	Visa, Inc.	1,349,125
1,900	Vornado Realty Trust	187,264
16,528	Western Asset Emerging Markets Debt Fund, Inc.	287,587

Shares	Common Stock (51.5%)	Value
Financials (10.8%) - continued
46,185	Western Asset High Income Opportunity Fund, Inc.	$279,419
19,800	Zions Bancorporation	613,404

	Total	30,737,529

Health Care (6.0%)
4,800	Actavis, Inc.[d]	988,080
14,700	Becton, Dickinson and Company	1,721,076
46,950	Covidien plc	3,458,337
14,000	Gilead Sciences, Inc.[d]	992,040
26,000	Hologic, Inc.[d]	559,000
7,000	Illumina, Inc.[d]	1,040,620
50,000	Johnson & Johnson	4,911,500
83,100	Pfizer, Inc.	2,669,172
5,700	Waters Corporation[d]	617,937

	Total	16,957,762

Industrials (6.0%)
15,900	Actuant Corporation	542,985
9,200	B/E Aerospace, Inc.[d]	798,468
26,728	Boeing Company	3,354,097
15,200	EMCOR Group, Inc.	711,208
7,800	Flowserve Corporation	611,052
14,900	HNI Corporation	544,744
33,837	Honeywell International, Inc.	3,138,720
22,350	Ingersoll-Rand plc	1,279,314
33,350	Jacobs Engineering Group, Inc.[d]	2,117,725
6,700	Manpower, Inc.	528,161
17,850	Union Pacific Corporation	3,349,731

	Total	16,976,205

Information Technology (8.7%)
23,850	Agilent Technologies, Inc.	1,333,692
10,100	Apple, Inc.	5,421,074
9,800	Autodesk, Inc.[d]	481,964
24,808	E2open, Inc.[d]	584,725
18,750	Facebook, Inc.[d]	1,129,500
2,300	Google, Inc.[d]	2,563,373
12,200	Informatica Corporation[d]	460,916
37,100	Juniper Networks, Inc.[d]	955,696
17,800	MasterCard, Inc.	1,329,660
25,250	NetApp, Inc.	931,725
23,723	QLIK Technologies, Inc.[d]	630,795
29,650	QUALCOMM, Inc.	2,338,199
12,600	Teradata Corporation[d]	619,794
29,700	TIBCO Software, Inc.[d]	603,504
13,350	Ubiquiti Networks, Inc.[d]	607,024
250	Varonis Systems, Inc.[d]	8,940
17,250	VMware, Inc.[d]	1,863,345
53,800	Xilinx, Inc.	2,919,726

	Total	24,783,652

Materials (1.7%)
2,100	Airgas, Inc.	223,671
2,600	Ashland, Inc.	258,648
5,400	Crown Holdings, Inc.[d]	241,596
5,000	Domtar Corporation	561,100
3,100	FMC Corporation	237,336
53,700	Materials Select Sector SPDR Fund	2,538,936
7,100	Owens-Illinois, Inc.[d]	240,193
1,300	PPG Industries, Inc.	251,498
13,400	Steel Dynamics, Inc.	238,386

	Total	4,791,364

Utilities (1.2%)
19,300	MDU Resources Group, Inc.	662,183

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (51.5%)	Value
Utilities (1.2%) - continued
10,600	Southwest Gas Corporation	$566,570
53,700	Utilities Select Sector SPDR Fund	2,226,402

	Total	3,455,155

	Total Common Stock
	(cost $126,887,633)	146,521,602

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Asset-Backed Securities (1.3%)
	Asset Backed Securities Corporation Home Equity Loan Trust
484,413	0.294%, 7/25/2036[e]	447,927
	Bayview Opportunity Master Fund Trust IIB, LP
694,773	3.950%, 1/28/2034[f]	695,400
	Countrywide Home Loans, Inc.
212,672	6.085%, 6/25/2021[g]	245,120
	Credit Based Asset Servicing and Securitization, LLC
280,580	3.839%, 12/25/2036	186,025
	First Horizon ABS Trust
513,759	0.314%, 10/25/2034[e,g]	431,629
	GMAC Mortgage Corporation Loan Trust
849,434	0.334%, 8/25/2035[e,g]	693,320
521,372	0.334%, 12/25/2036[e,g]	447,256
	IndyMac Seconds Asset-Backed Trust
303,670	0.494%, 10/25/2036[e,g]	132,426
	Wachovia Asset Securitization, Inc.
657,415	0.294%, 7/25/2037[e,g,h]	559,656

	Total	3,838,759

Basic Materials (0.8%)
	Dow Chemical Company
86,000	8.550%, 5/15/2019	110,118
	FMG Resources Pty. Ltd.
227,936	6.875%, 2/1/2018[f]	240,188
	Freeport-McMoRan Copper & Gold, Inc.
105,000	2.375%, 3/15/2018	104,699
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
227,936	8.875%, 2/1/2018	237,053
	Ineos Finance plc
263,000	7.500%, 5/1/2020[f]	288,642
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	89,077
86,000	6.000%, 11/15/2021	100,736
	Minsur SA
164,000	6.250%, 2/7/2024[f]	172,200
	Mosaic Company
52,000	3.750%, 11/15/2021	52,258
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[f]	365,837
	Trinseo Materials Operating SCA
238,000	8.750%, 2/1/2019	255,552
	Vale Overseas, Ltd.
98,000	6.250%, 1/23/2017	109,508

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Basic Materials (0.8%) - continued
	Xstrata Finance Canada, Ltd.
$52,000	2.050%, 10/23/2015[f]	$52,598

	Total	2,178,466

Capital Goods (0.6%)
	BAE Systems plc
132,000	3.500%, 10/11/2016[f]	137,908
	Cemex Finance, LLC
227,936	9.375%, 10/12/2017[f]	267,540
	CNH Capital, LLC
227,936	3.625%, 4/15/2018	231,925
	Eaton Corporation
52,000	1.500%, 11/2/2017	51,750
	Harsco Corporation
78,000	2.700%, 10/15/2015	78,663
	Nortek, Inc.
227,936	8.500%, 4/15/2021	254,718
	Reynolds Group Issuer, Inc.
227,936	9.875%, 8/15/2019	254,718
	Roper Industries, Inc.
68,000	1.850%, 11/15/2017	68,287
95,000	2.050%, 10/1/2018	93,426
	Textron, Inc.
132,000	4.625%, 9/21/2016	141,852
	United Rentals North America, Inc.
273,000	7.375%, 5/15/2020	301,324

	Total	1,882,111

Collateralized Mortgage Obligations (4.3%)
	Banc of America Alternative Loan Trust
740,013	6.000%, 11/25/2035	626,701
	Countrywide Alternative Loan Trust
591,396	6.500%, 8/25/2036	435,570
	Credit Suisse First Boston Mortgage Securities Corporation
468,288	5.250%, 10/25/2035	466,101
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
855,527	5.500%, 11/25/2035	795,965
436,235	0.899%, 4/25/2047[e]	376,155
	J.P. Morgan Alternative Loan Trust
828,896	6.500%, 3/25/2036	755,772
	J.P. Morgan Mortgage Trust
696,971	2.858%, 8/25/2035	700,825
630,789	2.526%, 1/25/2037	556,708
	Merrill Lynch Mortgage Investors Trust
597,982	6.250%, 8/25/2036	474,602
	MortgageIT Trust
887,249	0.414%, 12/25/2035[e]	825,367
922,349	0.354%, 4/25/2036[e]	626,394
	New York Mortgage Trust
271,380	2.676%, 5/25/2036	242,674
	Residential Accredit Loans, Inc.
518,833	5.750%, 9/25/2035	468,784
	RFMSI Trust
954,694	6.000%, 7/25/2037	872,016
	Structured Adjustable Rate Mortgage Loan Trust
416,253	5.177%, 7/25/2035	363,806

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Collateralized Mortgage Obligations (4.3%) - continued
$465,937	2.620%, 9/25/2035	$386,242
	Structured Asset Mortgage Investments, Inc.
948,522	0.464%, 12/25/2035[e]	741,689
	Vericrest Opportunity Loan Transferee
545,379	3.625%, 3/25/2054[h]	547,561
481,136	3.625%, 4/25/2055[h]	483,542
	Wells Fargo Mortgage Backed Securities Trust
252,893	2.615%, 3/25/2036	254,681
730,838	2.610%, 7/25/2036	683,248
575,784	6.000%, 7/25/2037	562,632

	Total	12,247,035

Commercial Mortgage-Backed Securities (0.7%)
	Banc of America Commercial Mortgage, Inc.
600,000	5.598%, 6/10/2049	660,930
	Commercial Mortgage Pass- Through Certificates
484,723	0.285%, 12/15/2020[e,f]	482,484
	Credit Suisse Mortgage Capital Certificates
737,317	0.325%, 10/15/2021[e,f]	734,227

	Total	1,877,641

Communications Services (2.0%)
	AMC Networks, Inc.
227,936	7.750%, 7/15/2021	256,998
	America Movil SAB de CV
88,000	5.000%, 10/16/2019	97,240
	American Tower Corporation
130,000	7.000%, 10/15/2017	151,009
	British Telecommunications plc
86,000	1.250%, 2/14/2017	85,751
	CBS Corporation
120,000	8.875%, 5/15/2019	153,850
	CC Holdings GS V, LLC
198,000	2.381%, 12/15/2017	198,011
	CCO Holdings, LLC
227,936	7.000%, 1/15/2019	241,042
	CenturyLink, Inc.
227,936	5.625%, 4/1/2020	239,618
	Cox Communications, Inc.
84,000	9.375%, 1/15/2019[f]	106,908
	Digicel, Ltd.
227,936	6.000%, 4/15/2021[f]	233,065
	DIRECTV Holdings, LLC
85,000	3.500%, 3/1/2016	88,847
86,000	5.875%, 10/1/2019	98,619
	Hughes Satellite Systems Corporation
273,000	6.500%, 6/15/2019	299,617
	Intelsat Jackson Holdings SA
227,936	7.250%, 10/15/2020	247,311
	Level 3 Financing, Inc.
273,000	8.625%, 7/15/2020	306,101
	NBC Universal Enterprise, Inc.
132,000	1.662%, 4/15/2018[f]	129,566
	SBA Tower Trust
84,000	5.101%, 4/17/2017[f]	89,904

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Communications Services (2.0%) - continued
	Sprint Communications, Inc.
$227,936	9.000%, 11/15/2018[f]	$278,652
	Telefonica Emisiones SAU
172,000	3.992%, 2/16/2016	180,359
78,000	3.192%, 4/27/2018	79,887
	Time Warner Cable, Inc.
182,000	5.000%, 2/1/2020	198,763
	T-Mobile USA, Inc.
250,000	6.633%, 4/28/2021	268,750
	Univision Communications, Inc.
325,000	7.875%, 11/1/2020[f]	359,125
	UPCB Finance V, Ltd.
325,000	7.250%, 11/15/2021[f]	358,313
	Verizon Communications, Inc.
130,000	2.500%, 9/15/2016	134,611
102,000	1.984%, 9/14/2018[e]	107,120
104,000	3.650%, 9/14/2018	110,711
56,000	2.550%, 6/17/2019	56,323
	WideOpenWest Finance, LLC
325,000	10.250%, 7/15/2019	368,875
	Wind Acquisition Finance SA
227,936	11.750%, 7/15/2017[f]	240,188

	Total	5,765,134

Consumer Cyclical (1.3%)
	AMC Entertainment, Inc.
227,000	5.875%, 2/15/2022[f]	230,972
	Chrysler Group, LLC
227,936	8.250%, 6/15/2021	257,853
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	252,809
	Daimler Finance North America, LLC
60,000	1.875%, 1/11/2018[f]	59,746
	Delphi Corporation
78,000	6.125%, 5/15/2021	86,775
	Ford Motor Credit Company, LLC
103,000	3.984%, 6/15/2016	109,137
78,000	1.500%, 1/17/2017	77,768
67,000	3.000%, 6/12/2017	69,590
130,000	5.000%, 5/15/2018	143,485
	General Motors Company
78,000	3.500%, 10/2/2018[f]	79,462
	General Motors Financial Company, Inc.
227,936	3.250%, 5/15/2018	229,930
	Hyundai Capital America
84,000	1.450%, 2/6/2017[f]	83,561
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[f]	284,602
	KB Home
189,000	4.750%, 5/15/2019	190,418
	L Brands, Inc.
273,000	6.625%, 4/1/2021	306,784
	Macy’s Retail Holdings, Inc.
66,000	7.450%, 7/15/2017	77,814
	Nissan Motor Acceptance Corporation
58,000	0.786%, 3/3/2017[e,f]	58,101
	Royal Caribbean Cruises, Ltd.
227,936	5.250%, 11/15/2022	233,634
	Toll Brothers Finance Corporation
176,000	4.000%, 12/31/2018	180,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Consumer Cyclical (1.3%) - continued
	TRW Automotive, Inc.
$60,000	7.250%, 3/15/2017[f]	$68,475
	West Corporation
227,936	8.625%, 10/1/2018	244,461
	Wynn Las Vegas, LLC
273,000	5.375%, 3/15/2022	284,944

	Total	3,610,721

Consumer Non-Cyclical (1.9%)
	AbbVie, Inc.
99,000	1.750%, 11/6/2017	99,313
56,000	2.000%, 11/6/2018	55,534
	Altria Group, Inc.
145,000	9.700%, 11/10/2018	190,329
	Anheuser-Busch InBev Worldwide, Inc.
78,000	7.750%, 1/15/2019	96,622
	Beam, Inc.
80,000	5.375%, 1/15/2016	85,535
	Biomet, Inc.
227,936	6.500%, 8/1/2020	245,487
	Boston Scientific Corporation
84,000	2.650%, 10/1/2018	84,634
	Celgene Corporation
167,000	1.900%, 8/15/2017	168,476
	CHS/Community Health Systems, Inc.
273,000	7.125%, 7/15/2020	296,205
	ConAgra Foods, Inc.
104,000	2.100%, 3/15/2018	103,485
	Coventry Health Care, Inc.
53,000	5.950%, 3/15/2017	59,700
	CVS Caremark Corporation
86,000	2.250%, 12/5/2018	86,068
	Emergency Medical Services Corporation
147,936	8.125%, 6/1/2019	158,107
	Express Scripts Holding Company
78,000	2.650%, 2/15/2017	80,665
	Fresenius Medical Care US Finance, Inc.
227,936	5.750%, 2/15/2021[f]	242,467
	Gilead Sciences, Inc.
52,000	3.050%, 12/1/2016	54,680
	Hawk Acquisition Sub, Inc.
273,000	4.250%, 10/15/2020[f]	268,564
	HCA, Inc.
227,936	4.750%, 5/1/2023	225,372
	IMS Health, Inc.
250,000	6.000%, 11/1/2020[f]	263,125
	JBS Finance II, Ltd.
227,936	8.250%, 1/29/2018[h]	243,892
	Kroger Company
160,000	1.200%, 10/17/2016	160,159
	Lorillard Tobacco Company
84,000	8.125%, 6/23/2019	103,828
	McKesson Corporation
118,000	1.292%, 3/10/2017	117,706
	Medco Health Solutions, Inc.
50,000	7.125%, 3/15/2018	58,993
	Mondelez International, Inc.
56,000	2.250%, 2/1/2019	55,488
	Mylan, Inc.
104,000	1.350%, 11/29/2016	104,189

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Consumer Non-Cyclical (1.9%) - continued
	Pernod Ricard SA
$80,000	2.950%, 1/15/2017[f]	$82,908
80,000	5.750%, 4/7/2021[f]	90,816
	Perrigo Company, Ltd.
46,000	1.300%, 11/8/2016[f]	45,906
88,000	2.300%, 11/8/2018[f]	87,045
	Revlon Consumer Products Corporation
227,936	5.750%, 2/15/2021	229,076
	SABMiller plc
78,000	6.500%, 7/15/2018[f]	91,456
	Safeway, Inc.
83,000	3.400%, 12/1/2016	86,920
	Spectrum Brands Escrow Corporation
273,000	6.375%, 11/15/2020	295,522
	Thermo Fisher Scientific, Inc.
80,000	1.300%, 2/1/2017	79,516
80,000	2.400%, 2/1/2019	79,665
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[f]	251,869
	Watson Pharmaceuticals, Inc.
196,000	1.875%, 10/1/2017	195,119
	WM Wrigley Jr. Company
52,000	2.000%, 10/20/2017[f]	52,126

	Total	5,376,567

Energy (1.3%)
	BP Capital Markets plc
78,000	0.656%, 11/7/2016[e]	78,322
	CNOOC, Ltd.
91,000	1.125%, 5/9/2016	90,971
	Concho Resources, Inc.
227,936	6.500%, 1/15/2022	248,450
	Continental Resources, Inc.
109,000	7.125%, 4/1/2021	123,306
	Devon Energy Corporation
78,000	1.200%, 12/15/2016	78,000
	Energy Transfer Partners, LP
88,000	6.700%, 7/1/2018	102,208
	EQT Corporation
88,000	8.125%, 6/1/2019	107,378
	Harvest Operations Corporation
227,936	6.875%, 10/1/2017	246,171
	Hess Corporation
42,000	8.125%, 2/15/2019	52,582
	Kodiak Oil & Gas Corporation
227,936	5.500%, 1/15/2021	233,919
	Linn Energy, LLC
227,936	8.625%, 4/15/2020	247,595
	Lukoil International Finance BV
80,000	3.416%, 4/24/2018[f]	77,820
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[f]	282,555
	Oasis Petroleum, Inc.
273,000	6.875%, 1/15/2023	296,205
	Offshore Group Investment, Ltd.
325,000	7.500%, 11/1/2019	346,125
	Petrobras Global Finance BV
68,000	2.000%, 5/20/2016	67,405
220,000	3.113%, 3/17/2020[e]	219,780
	Petroleos Mexicanos
119,000	3.125%, 1/23/2019[f]	121,856

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Energy (1.3%) - continued
	Range Resources Corporation
$321,390	5.000%, 8/15/2022	$327,818
	Suncor Energy, Inc.
56,000	6.100%, 6/1/2018	64,682
	Transocean, Inc.
90,000	6.000%, 3/15/2018	100,086
	Weatherford International, Ltd.
80,000	6.000%, 3/15/2018	90,110
48,000	9.625%, 3/1/2019	62,313

	Total	3,665,657

Financials (4.8%)
	Abbey National Treasury Services plc
80,000	3.050%, 8/23/2018	82,365
	ABN AMRO Bank NV
78,000	2.500%, 10/30/2018[f]	77,903
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	343,688
	American International Group, Inc.
120,000	8.250%, 8/15/2018	149,999
	ANZ New Zealand International, Ltd.
90,000	1.400%, 4/27/2017[f]	89,718
	Aviation Capital Group Corporation
51,000	3.875%, 9/27/2016[f]	52,830
	Bank of America Corporation
25,000	6.500%, 8/1/2016	28,001
102,000	5.750%, 8/15/2016	111,740
135,000	5.750%, 12/1/2017	152,839
42,000	2.000%, 1/11/2018	41,921
209,000	1.304%, 3/22/2018[e]	211,295
180,000	5.650%, 5/1/2018	203,478
84,000	2.600%, 1/15/2019	84,331
	Bank of Nova Scotia
78,000	1.100%, 12/13/2016	78,331
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
112,000	0.645%, 3/10/2017[e,f]	112,067
	Banque Federative du Credit Mutuel SA
78,000	1.087%, 1/20/2017[e,f]	78,215
	Barclays Bank plc
68,000	5.140%, 10/14/2020	72,089
	BB&T Corporation
130,000	2.050%, 6/19/2018	130,043
	BBVA Banco Continental SA
130,000	2.250%, 7/29/2016[f]	130,000
	BBVA International Preferred SA Unipersonal
640,000	5.919%, 12/29/2049[i]	636,800
	BBVA US Senior SAU
135,000	4.664%, 10/9/2015	141,777
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	140,809
	BNP Paribas SA
92,000	1.250%, 12/12/2016	91,999
84,000	2.375%, 9/14/2017	86,036
	BPCE SA
91,000	1.625%, 2/10/2017	90,874
320,000	5.150%, 7/21/2024[f]	318,349

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Financials (4.8%) - continued
	Branch Banking and Trust Company
$78,000	0.666%, 12/1/2016[e]	$78,288
	Capital One Financial Corporation
132,000	6.150%, 9/1/2016	147,313
	CIT Group, Inc.
225,000	3.875%, 2/19/2019	227,462
	Citigroup, Inc.
126,000	5.500%, 2/15/2017	139,082
120,000	6.000%, 8/15/2017	136,015
103,000	8.500%, 5/22/2019	131,230
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
120,000	4.625%, 12/1/2023	123,487
	Credit Agricole SA
76,000	1.625%, 4/15/2016[f]	77,062
	Credit Suisse Group AG
320,000	7.500%, 12/11/2049[f,i]	347,600
	CyrusOne, LP
227,936	6.375%, 11/15/2022	240,473
	DDR Corporation
56,000	9.625%, 3/15/2016	64,864
	Denali Borrower, LLC
425,000	5.625%, 10/15/2020[f]	432,438
	Discover Bank
28,000	8.700%, 11/18/2019	35,192
	Discover Financial Services
47,000	6.450%, 6/12/2017	53,389
	Fifth Third Bancorp
167,000	5.450%, 1/15/2017	184,388
	General Electric Capital Corporation
140,000	5.625%, 9/15/2017	158,845
61,000	1.625%, 4/2/2018	60,680
	Genworth Financial, Inc.
92,000	7.700%, 6/15/2020	112,092
	Goldman Sachs Group, Inc.
28,000	3.700%, 8/1/2015	29,036
97,000	6.250%, 9/1/2017	110,771
28,000	2.375%, 1/22/2018	28,186
52,000	2.625%, 1/31/2019	51,867
78,000	7.500%, 2/15/2019	94,363
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	138,928
	HBOS plc
104,000	6.750%, 5/21/2018[f]	117,826
	HCP, Inc.
66,000	3.750%, 2/1/2016	69,476
88,000	3.750%, 2/1/2019	92,724
	Health Care REIT, Inc.
88,000	4.700%, 9/15/2017	96,162
	HSBC Finance Corporation
103,000	6.676%, 1/15/2021	120,195
	Huntington National Bank
78,000	1.300%, 11/20/2016	78,241
	Icahn Enterprises, LP
300,000	6.000%, 8/1/2020[f]	318,000
	ING Bank NV
80,000	3.750%, 3/7/2017[f]	85,044
320,000	5.800%, 9/25/2023[f]	341,263
	ING Capital Funding Trust III
68,000	3.834%, 12/29/2049[e,i]	67,830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Financials (4.8%) - continued
	International Lease Finance Corporation
$80,000	2.183%, 6/15/2016[e]	$80,600
	Intesa Sanpaolo SPA
63,000	3.625%, 8/12/2015[f]	64,637
30,000	3.875%, 1/16/2018	31,050
132,000	3.875%, 1/15/2019	134,265
	J.P. Morgan Chase & Company
101,000	3.450%, 3/1/2016	105,770
56,000	0.756%, 2/15/2017[e]	56,048
90,000	2.000%, 8/15/2017	91,237
52,000	6.300%, 4/23/2019	61,135
104,000	7.900%, 4/29/2049[i]	117,520
325,000	6.750%, 8/29/2049[i]	342,063
	KeyCorp
78,000	2.300%, 12/13/2018	77,717
	Kookmin Bank
78,000	1.114%, 1/27/2017[e,f]	78,315
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[f]	37,668
	Liberty Property, LP
146,000	5.500%, 12/15/2016	160,698
	Macquarie Bank, Ltd.
76,000	5.000%, 2/22/2017[f]	82,923
	Mizuho Corporate Bank, Ltd.
59,000	1.550%, 10/17/2017[f]	58,517
	Morgan Stanley
48,000	4.750%, 4/1/2014	48,000
115,000	1.750%, 2/25/2016	116,484
165,000	6.250%, 8/28/2017	188,839
52,000	2.500%, 1/24/2019	51,855
75,000	4.875%, 11/1/2022	78,809
	Murray Street Investment Trust I
173,000	4.647%, 3/9/2017	186,863
	National City Corporation
56,000	6.875%, 5/15/2019	66,332
	Nomura Holdings, Inc.
58,000	2.000%, 9/13/2016	58,721
56,000	2.750%, 3/19/2019	55,661
	PNC Bank NA
64,000	1.150%, 11/1/2016	64,157
	Preferred Term Securities XXIII, Ltd.
788,725	0.433%, 12/22/2036[e,h]	594,154
	Prologis, LP
55,000	6.625%, 5/15/2018	63,996
	Prudential Covered Trust
120,000	2.997%, 9/30/2015[f]	123,178
	Realty Income Corporation
95,000	2.000%, 1/31/2018	93,956
	Regions Bank
104,000	7.500%, 5/15/2018	122,740
	Reinsurance Group of America, Inc.
104,000	5.625%, 3/15/2017	113,873
	Royal Bank of Scotland Group plc
68,000	5.050%, 1/8/2015	69,586
60,000	1.173%, 3/31/2017[e]	60,071
320,000	7.640%, 3/29/2049[i]	324,800
320,000	7.648%, 8/29/2049[i]	344,000
	Santander US Debt SAU
137,000	3.781%, 10/7/2015[f]	141,693
	SLM Corporation
52,000	6.250%, 1/25/2016	55,900

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Financials (4.8%) - continued
	Societe Generale SA
$70,000	5.750%, 4/20/2016[f]	$75,600
	Sumitomo Mitsui Banking Corporation
156,000	1.300%, 1/10/2017	156,000
	Suncorp-Metway, Ltd.
56,000	0.933%, 3/28/2017[e,f]	56,000
	Swiss RE Capital I, LP
80,000	6.854%, 5/29/2049[f,i]	85,600
	Ventas Realty, LP
84,000	1.550%, 9/26/2016	84,737
	Voya Financial, Inc.
84,000	2.900%, 2/15/2018	86,068
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[j,k]	1
	Wells Fargo & Company
27,000	1.250%, 7/20/2016	27,227
	Westpac Banking Corporation
78,000	0.665%, 11/25/2016[e]	78,245

	Total	13,580,618

Foreign Government (0.3%)
	Colombia Government International Bond
105,000	2.625%, 3/15/2023	94,500
	Hungary Government International Bond
240,000	4.000%, 3/25/2019	238,320
	Poland Government International Bond
119,000	4.000%, 1/22/2024	119,625
	Slovenia Government International Bond
195,000	4.125%, 2/18/2019[f]	201,630
	Turkey Government International Bond
175,000	6.625%, 2/17/2045	184,406

	Total	838,481

Mortgage-Backed Securities (4.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
246	5.500%, 4/1/2014	247
102	6.000%, 4/1/2014	102
420	6.500%, 6/1/2014	424
979	7.500%, 9/1/2014	993
135,611	5.500%, 12/1/2017	145,548
500,000	3.000%, 4/1/2029[c]	513,125
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
12,556	6.500%, 4/1/2024	14,053
20,033	9.000%, 11/1/2024	23,304
984	9.000%, 4/1/2025	1,155
985	7.000%, 9/1/2025	1,127
1,094	8.500%, 9/1/2025	1,270
636	6.500%, 5/1/2026	719
3,923	6.000%, 7/1/2026	4,407
1,395	7.500%, 1/1/2027	1,562
1,267	6.500%, 2/1/2027	1,434
3,321	7.000%, 2/1/2027	3,822
16,334	8.000%, 3/1/2027	18,727
2,368	7.500%, 4/1/2027	2,656
5,875	8.000%, 6/1/2027	6,742

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Mortgage-Backed Securities (4.4%) - continued
$1,388	8.500%, 7/1/2027	$1,614
2,448	7.000%, 9/1/2027	2,818
4,846	8.000%, 10/1/2027	5,561
3,741	7.500%, 11/1/2027	4,196
2,920	7.500%, 12/1/2027	3,275
9,289	6.500%, 6/1/2028	10,536
9,773	7.000%, 10/1/2028	11,274
17,772	6.000%, 3/1/2029	19,989
7,458	6.500%, 4/1/2029	8,449
16,341	6.000%, 5/1/2029	18,380
24,528	7.000%, 5/1/2029	28,244
7,043	6.500%, 7/1/2029	7,978
6,254	6.500%, 8/1/2029	7,084
3,425	7.000%, 9/1/2029	3,944
2,837	7.000%, 10/1/2029	3,266
6,152	7.500%, 11/1/2029	6,917
8,040	7.000%, 1/1/2030	9,239
13,394	7.500%, 1/1/2030	15,076
3,534	8.000%, 8/1/2030	4,065
12,861	6.000%, 3/1/2031	14,464
38,035	6.000%, 6/1/2031	42,778
33,369	6.000%, 1/1/2032	37,529
500,000	4.000%, 4/1/2044[c]	518,691
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
198	7.500%, 4/1/2015	205
1,000,000	3.500%, 4/1/2029[c]	1,048,438
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,867	10.500%, 8/1/2020	2,089
4,535	9.500%, 4/1/2025	5,359
1,207	8.500%, 11/1/2025	1,399
3,931	6.500%, 2/1/2026	4,437
1,853	7.000%, 3/1/2026	2,124
1,604	6.500%, 4/1/2026	1,811
1,328	8.500%, 5/1/2026	1,539
1,481	7.500%, 7/1/2026	1,656
6,211	7.500%, 8/1/2026	6,947
1,285	8.000%, 8/1/2026	1,470
4,789	7.000%, 11/1/2026	5,491
1,110	8.000%, 11/1/2026	1,270
553	7.500%, 12/1/2026	619
1,502	7.000%, 3/1/2027	1,722
853	7.500%, 5/1/2027	956
5,133	6.500%, 7/1/2027	5,806
887	7.500%, 8/1/2027	993
18,144	8.000%, 9/1/2027	20,786
2,860	7.000%, 10/1/2027	3,288
3,518	8.000%, 12/1/2027	4,030
5,694	6.500%, 2/1/2028	6,441
2,289	7.000%, 2/1/2028	2,631
39,686	6.500%, 7/1/2028	44,960
22,270	7.000%, 8/1/2028	25,651
18,597	6.500%, 11/1/2028	21,068
3,950	6.500%, 11/1/2028	4,475
894	7.000%, 11/1/2028	1,030
8,763	6.000%, 12/1/2028	9,885
12,318	7.000%, 12/1/2028	14,187
9,371	6.000%, 3/1/2029	10,572
10,409	6.500%, 6/1/2029	11,804
15,428	6.000%, 7/1/2029	17,404
24,024	7.500%, 8/1/2029	26,968

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Mortgage-Backed Securities (4.4%) - continued
$7,746	7.000%, 11/1/2029	$8,926
11,761	7.000%, 11/1/2029	13,551
7,092	8.500%, 4/1/2030	8,244
7,850	7.500%, 8/1/2030	8,821
39,619	6.500%, 7/1/2031	44,957
12,927	6.500%, 10/1/2031	14,669
15,738	6.500%, 12/1/2031	17,858
22,746	6.500%, 5/1/2032	25,823
100,777	6.500%, 7/1/2032	114,410
2,675,000	3.500%, 4/1/2044[c]	2,690,883
2,675,000	4.000%, 4/1/2044[c]	2,780,328
3,275,000	4.500%, 4/1/2044[c]	3,493,504
	Government National Mortgage Association 15-Yr. Pass Through
959	6.000%, 7/15/2014	970
	Government National Mortgage Association 30-Yr. Pass Through
2,459	9.500%, 1/15/2025	2,868
7,980	7.000%, 1/15/2026	9,173
7,233	7.000%, 1/15/2026	8,314
7,639	6.000%, 5/15/2026	8,761
7,105	7.000%, 6/15/2026	8,167
5,951	8.500%, 6/15/2026	6,827
2,121	8.500%, 7/15/2026	2,434
7,539	8.000%, 9/15/2026	8,553
3,047	7.500%, 10/15/2026	3,420
1,123	8.000%, 11/15/2026	1,274
422	8.500%, 11/15/2026	484
1,484	9.000%, 12/15/2026	1,715
11,390	7.500%, 4/15/2027	12,801
3,538	8.000%, 6/20/2027	4,015
313	8.000%, 8/15/2027	356
25,838	6.500%, 10/15/2027	29,304
10,158	7.000%, 10/15/2027	11,708
960	7.000%, 11/15/2027	1,107
20,466	7.000%, 11/15/2027	23,589
50,478	7.000%, 7/15/2028	58,303
14,699	7.500%, 7/15/2028	16,539
21,613	6.500%, 9/15/2028	24,551
30,612	6.000%, 12/15/2028	35,222
18,775	6.500%, 1/15/2029	21,355
108,217	6.500%, 3/15/2029	123,090
19,306	6.500%, 4/15/2029	21,959
11,013	7.000%, 4/15/2029	12,720
34,027	6.000%, 6/15/2029	39,154
18,328	7.000%, 6/15/2029	21,168
9,781	8.000%, 5/15/2030	11,140
19,490	7.000%, 9/15/2031	22,494
21,513	6.500%, 2/15/2032	24,534

	Total	12,646,338

Technology (0.7%)
	Alliance Data Systems Corporation
227,936	6.375%, 4/1/2020[f]	242,752
	BMC Software Finance, Inc.
227,936	8.125%, 7/15/2021[f]	239,903
	CommScope, Inc.
193,000	8.250%, 1/15/2019[f]	208,922
	EMC Corporation
56,000	1.875%, 6/1/2018	55,963
	First Data Corporation
227,936	7.375%, 6/15/2019[f]	245,031
	Freescale Semiconductor, Inc.
245,000	6.000%, 1/15/2022[f]	260,006

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Technology (0.7%) - continued
	Hewlett-Packard Company
$104,000	5.400%, 3/1/2017	$115,513
	Iron Mountain, Inc.
227,936	6.000%, 8/15/2023	242,182
	Tyco Electronics Group SA
130,000	6.550%, 10/1/2017	150,329
	Xerox Corporation
130,000	7.200%, 4/1/2016	145,244

	Total	1,905,845

Transportation (0.4%)
	American Airlines Pass Through Trust
54,342	4.950%, 1/15/2023[f]	58,282
	Avis Budget Car Rental, LLC
227,936	8.250%, 1/15/2019	244,461
	Continental Airlines, Inc.
216,385	6.250%, 4/11/2020	232,208
	Delta Air Lines, Inc.
102,204	4.950%, 5/23/2019	111,402
81,834	4.750%, 5/7/2020	88,487
	Hertz Corporation
273,000	6.750%, 4/15/2019	292,451
	Kansas City Southern de Mexico SA de CV
130,000	0.935%, 10/28/2016[e]	130,662
	United Air Lines, Inc.
78,632	10.400%, 11/1/2016	89,248

	Total	1,247,201

Utilities (1.1%)
	Access Midstream Partners, LP
325,000	4.875%, 5/15/2023	327,437
	AES Corporation
227,936	7.375%, 7/1/2021	259,847
	Atlas Pipeline Partners, LP
273,000	4.750%, 11/15/2021	259,350
	Buckeye Partners, LP
176,000	2.650%, 11/15/2018	174,624
	Constellation Energy Group, Inc.
75,000	5.150%, 12/1/2020	81,913
	DCP Midstream Operating, LP
86,000	2.500%, 12/1/2017	87,421
	Dominion Resources, Inc.
112,000	1.250%, 3/15/2017	111,745
	Electricite de France
78,000	0.694%, 1/20/2017 [e,f]	78,245
320,000	5.625%, 12/29/2049 [f,i]	322,602
	Enel Finance International NV
62,000	3.875%, 10/7/2014 [f]	62,953
80,000	5.125%, 10/7/2019 [f]	87,710
	Exelon Generation Company, LLC
65,000	6.200%, 10/1/2017	73,444
52,000	5.200%, 10/1/2019	56,842
	MidAmerican Energy Holdings Company
161,000	1.100%, 5/15/2017 [f]	159,634
42,000	5.750%, 4/1/2018	47,807
	NiSource Finance Corporation
102,000	6.400%, 3/15/2018	117,655
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	236,484
	ONEOK Partners, LP
52,000	6.150%, 10/1/2016	58,129
88,000	2.000%, 10/1/2017	88,389

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Utilities (1.1%) - continued
$75,000	3.200%, 9/15/2018	$77,352
	Pacific Gas & Electric Company
88,000	5.625%, 11/30/2017	99,901
	Panhandle Eastern Pipe Line Company, LP
78,000	6.200%, 11/1/2017	88,824
	PG&E Corporation
57,000	2.400%, 3/1/2019	56,629
	PPL Capital Funding, Inc.
104,000	1.900%, 6/1/2018	102,310

	Total	3,117,247

	Total Long-Term Fixed Income (cost $73,619,123)	73,777,821

Share	Preferred Stock (1.7%)	Value
Financials (1.5%)
16,000	Affiliated Managers Group, Inc., 5.250%	409,760
4,800	Agribank FCB, 6.875%[i]	494,850
288	Bank of America Corporation, Convertible, 7.250%[i]	329,533
12,800	CHS, Inc., 7.100%[d,i]	342,656
25,915	Citigroup, Inc., 6.875%[i]	675,604
6,250	Farm Credit Bank of Texas, 6.750%[f,i]	637,891
520	M&T Bank Corporation, 6.375%[i]	494,000
12,800	Morgan Stanley, 7.125%[i]	339,584
8,640	US Bancorp 6.500%[i]	245,376
320	Wells Fargo & Company, Convertible, 7.500%[i]	375,360

	Total	4,344,614

Utilities (0.2%)
4,800	Southern California Edison Company, 5.070%[i]	487,350

	Total	487,350

	Total Preferred Stock (cost $4,748,112)	4,831,964

Shares or Principal Amount	Short-Term Investments (8.8%)l	Value
	Federal Home Loan Bank Discount Notes
100,000	0.110%, 5/1/2014[m]	99,991
100,000	0.120%, 5/28/2014[m]	99,981
200,000	0.085%, 7/30/2014[m]	199,943
24,483,586	Thrivent Cash Management Trust 0.050%	24,483,586

	Total Short-Term Investments (at amortized cost)	24,883,501

	Total Investments (cost $278,463,402) 104.9%	$298,316,593

	Other Assets and Liabilities, Net (4.9%)	(13,905,366)

	Total Net Assets 100.0%	$284,411,227

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $14,244,184 or 5.0% of total net assets.

g	All or a portion of the security is insured or guaranteed.
h

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Portfolio owned as of March 31, 2014.

Security	Acquisition Date	Cost
JBS Finance II, Ltd., 1/29/2018	8/19/2013	$237,594
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	788,725
Vericrest Opportunity Loan Transferee, 4/25/2055	11/21/2013	479,290
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	543,018
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	657,415

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Defaulted security. Interest is not being accrued.
k	Security is fair valued.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At March 31, 2014, $399,915 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$23,244,970
Gross unrealized depreciation	(3,391,779)

Net unrealized appreciation (depreciation)	$19,853,191
Cost for federal income tax purposes	$278,463,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,437,669	–	3,437,669	–
Capital Goods	1,894,013	–	1,894,013	–
Communications Services	14,883,858	–	14,883,858	–
Consumer Cyclical	10,027,388	–	10,027,388	–
Consumer Non-Cyclical	7,031,265	–	7,031,265	–
Energy	1,664,508	–	1,664,508	–
Financials	3,871,027	–	3,871,027	–
Technology	2,600,953	–	2,600,953	–
Transportation	1,064,821	–	1,064,821	–
Utilities	1,826,203	–	1,826,203	–
Common Stock
Consumer Discretionary	22,769,565	22,769,565	–	–
Consumer Staples	11,149,256	11,149,256	–	–
Energy	14,901,114	14,901,114	–	–
Financials	30,737,529	30,737,529	–	–
Health Care	16,957,762	16,957,762	–	–
Industrials	16,976,205	16,976,205	–	–
Information Technology	24,783,652	24,783,652	–	–
Materials	4,791,364	4,791,364	–	–
Utilities	3,455,155	3,455,155	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,838,759	–	3,838,759	–
Basic Materials	2,178,466	–	2,178,466	–
Capital Goods	1,882,111	–	1,882,111	–
Collateralized Mortgage Obligations	12,247,035	–	12,247,035	–
Commercial Mortgage-Backed Securities	1,877,641	–	1,877,641	–
Communications Services	5,765,134	–	5,765,134	–
Consumer Cyclical	3,610,721	–	3,610,721	–
Consumer Non-Cyclical	5,376,567	–	5,376,567	–
Energy	3,665,657	–	3,665,657	–
Financials	13,580,618	–	12,986,463	594,155
Foreign Government	838,481	–	838,481	–
Mortgage-Backed Securities	12,646,338	–	12,646,338	–
Technology	1,905,845	–	1,905,845	–
Transportation	1,247,201	–	1,247,201	–
Utilities	3,117,247	–	3,117,247	–
Preferred Stock
Financials	4,344,614	3,211,873	1,132,741	–
Utilities	487,350	–	487,350	–
Short-Term Investments	24,883,501	24,483,586	399,915	–

Total	$298,316,593	$174,217,061	$123,505,377	$594,155

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	156,108	156,108	–	–

Total Asset Derivatives	$156,108	$156,108	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Balanced Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(90)	June 2014	($10,767,382)	($10,705,782)	$61,600
S&P 500 Index Futures	9	June 2014	4,131,162	4,195,350	64,188
Ultra Long Term U.S. Treasury Bond Futures	18	June 2014	2,570,117	2,600,437	30,320
Total Futures Contracts					$156,108

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Short Term Investment	$18,302,791	$50,972,480	$44,791,685	24,483,586	$24,483,586	$3,191
Total Value and Income Earned	18,302,791				24,483,586	3,191

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (12.8%)[a]	Value
Basic Materials (0.8%)
	Alpha Natural Resources, Inc., Term Loan
$328,342	3.500%, 5/22/2020	$318,150
	Fortescue Metals Group, Ltd., Term Loan
938,030	4.250%, 6/30/2019	944,794
	Ineos Group Holdings, Ltd., Term Loan
869,847	3.750%, 5/4/2018	864,097
	NewPage Corporation, Term Loan
975,000	9.500%, 2/11/2021	981,503

	Total	3,108,544

Capital Goods (0.5%)
	Berry Plastics Group, Inc., Term Loan
594,000	3.500%, 2/8/2020	591,030
	Rexnord, LLC, Term Loan
597,000	4.000%, 8/21/2020	596,994
	Silver II Borrower, Term Loan
582,877	4.000%, 12/13/2019	581,239

	Total	1,769,263

Communications Services (3.6%)
	Charter Communications Operating, LLC, Term Loan
595,500	3.000%, 12/31/2020	589,813
	Cincinnati Bell, Inc., Term Loan
298,500	4.000%, 9/10/2020	298,315
	Clear Channel Communications, Inc., Term Loan
7,153	3.803%, 1/29/2016	7,065
570,744	6.903%, 1/30/2019	558,559
132,102	7.653%, 7/30/2019	131,892
	Cumulus Media Holdings, Inc., Term Loan
456,502	4.250%, 12/23/2020	458,213
	Fairpoint Communications, Term Loan
59,549	7.500%, 2/14/2019[b,c]	61,367
	Grande Communications Networks, LLC, Term Loan
794,000	4.500%, 5/29/2020	792,515
	Hargray Communications Group, Inc., Term Loan
595,500	4.750%, 6/26/2019	601,455
	IMG Worldwide, Inc., Term Loan
650,000	0.000%, 3/19/2021[b,c]	645,534
	Integra Telecom Holdings, Inc., Term Loan
594,000	5.250%, 2/22/2019	596,548
	Level 3 Communications, Inc., Term Loan
800,000	4.000%, 1/15/2020	801,000
	LTS Buyer, LLC, Term Loan
906,371	4.000%, 4/13/2020	900,145
	NTelos, Inc., Term Loan
498,734	5.750%, 11/9/2019	494,161
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
575,151	4.669%, 7/31/2018	576,112
	SBA Senior Finance II, LLC, Delayed Draw
237,500	0.000%, 3/31/2021	236,481

Principal Amount	Bank Loans (12.8%)[a]	Value
Communications Services (3.6%) - continued
	SBA Senior Finance II, LLC, Term Loan
$237,500	3.250%, 3/24/2021	$236,441
	TNS, Inc., Term Loan
666,667	5.000%, 2/14/2020	669,447
	Univision Communications, Inc., Term Loan
900,922	4.000%, 3/1/2020	901,922
	Virgin Media Investment Holdings, Ltd., Term Loan
600,000	3.500%, 6/8/2020	598,398
	Visant Corporation, Term Loan
832,162	5.250%, 12/22/2016	824,705
	WideOpenWest Finance, LLC, Term Loan
633,947	4.750%, 4/1/2019	634,144
	WMG Acquisition Corporation, Term Loan
597,000	3.750%, 7/1/2020	593,567
	XO Communications, LLC, Term Loan
650,000	0.000%, 3/20/2021[b,c]	653,250
	Yankee Cable Acquisition, LLC, Term Loan
584,419	4.500%, 3/1/2020	588,364
	Zayo Group, LLC, Term Loan
592,466	4.000%, 7/2/2019	592,614

	Total	14,042,027

Consumer Cyclical (3.1%)
	Bally Technologies, Inc., Term Loan
472,625	4.250%, 11/25/2020	474,397
	Booz Allen Hamilton, Inc., Term Loan
297,733	3.750%, 7/31/2019	298,108
	Burlington Coat Factory Warehouse Corporation, Term Loan
546,444	4.250%, 2/23/2017	548,493
	Caesars Entertainment Resot Properties, LLC, Term Loan
568,575	7.000%, 10/11/2020	575,478
	Cengage Learning Aquisitions, Term Loan
630,000	0.000%, 3/31/2020[b,c]	636,565
	Cenveo Corporation, Term Loan
365,581	6.250%, 2/13/2017	370,150
	Ceridian Corporation, Term Loan
581,186	4.404%, 5/9/2017	583,220
	Chrysler Group, LLC, Term Loan
495,011	3.500%, 5/24/2017	494,704
275,000	3.250%, 12/31/2018	273,741
	Golden Nugget, Inc., Delayed Draw
67,331	5.500%, 11/21/2019	68,762
	Golden Nugget, Inc., Term Loan
157,106	5.500%, 11/21/2019	160,445
	Hilton Worldwide Finance, LLC, Term Loan
228,948	3.500%, 10/26/2020	229,213
	J.C. Penney Corporation, Inc., Term Loan
595,500	6.000%, 5/22/2018	592,028

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (12.8%)[a]	Value
Consumer Cyclical (3.1%) - continued
	Las Vegas Sands, LLC, Term Loan
$498,750	3.250%, 12/19/2020	$497,887
	Marina District Finance Company, Inc., Term Loan
448,875	6.750%, 8/15/2018	454,859
	MGM Resorts International, Term Loan
1,225,691	3.500%, 12/20/2019	1,222,247
	Mohegan Tribal Gaming Authority, Term Loan
448,875	5.500%, 11/19/2019	457,574
	NEP/NCP Holdco, Inc., Term Loan
792,000	3.738%, 1/22/2020	793,647
	Pinnacle Entertainment, Inc., Term Loan
595,500	3.750%, 8/13/2020	596,429
	ROC Finance, LLC, Term Loan
597,000	5.000%, 6/20/2019	582,821
	Scientific Games International, Inc., Term Loan
598,500	4.250%, 10/18/2020	598,500
	Seminole Indian Tribe of Florida, Term Loan
558,000	3.000%, 4/29/2020	555,908
	Toys R Us, Inc., Term Loan
837,834	5.250%, 5/25/2018	697,497

	Total	11,762,673

Consumer Non-Cyclical (1.4%)
	Albertsons, Inc., Term Loan
695,008	4.750%, 3/21/2019	699,060
	Biomet, Inc., Term Loan
992,500	3.662%, 7/25/2017	993,165
	CHS/Community Health Systems, Inc., Term Loan
122,465	3.469%, 1/25/2017	123,207
451,097	4.250%, 1/27/2021	454,566
	McGraw-Hill Global Education, LLC, Term Loan
571,026	5.750%, 3/22/2019[b,c]	574,595
	McJunkin Red Man Corporation, Term Loan
447,750	4.750%, 11/8/2019	452,881
	Roundy’s Supermarkets, Inc., Term Loan
630,437	5.750%, 3/3/2021	630,702
	Supervalu, Inc., Term Loan
784,000	4.500%, 3/21/2019	784,651
	Van Wagner Communications, LLC, Term Loan
620,550	6.272%, 8/3/2018	626,948

	Total	5,339,775

Energy (0.8%)
	Arch Coal, Inc., Term Loan
796,699	6.250%, 5/16/2018	784,526
	Chesapeake Energy Corporation, Term Loan
885,000	5.750%, 12/2/2017	904,178
	Exgen Renewables I, LLC, Term Loan
440,000	5.250%, 2/6/2021	446,050
	Offshore Group Investment, Ltd., Term Loan
297,000	5.750%, 3/28/2019	299,786

Principal Amount	Bank Loans (12.8%)[a]	Value
Energy (0.8%) - continued
	Pacific Drilling SA, Term Loan
$595,500	4.500%, 6/3/2018	$597,435

	Total	3,031,975

Financials (0.9%)
	Delos Finance Sarl, Term Loan
630,000	3.500%, 3/6/2021[b,c]	630,132
	Harland Clarke Holdings Corporation, Term Loan
588,750	7.000%, 5/22/2018	596,404
	Intelsat Jackson Holdings SA, Term Loan
556,029	3.750%, 6/30/2019	556,896
	MoneyGram International, Inc., Term Loan
523,677	0.000%, 3/27/2020[b,c]	524,332
	TransUnion, LLC, Term Loan
650,000	0.000%, 3/21/2021[b,c]	651,086
	WaveDivision Holdings, LLC, Term Loan
592,500	4.000%, 10/12/2019	592,310

	Total	3,551,160

Technology (0.7%)
	BMC Software, Inc., Term Loan
598,500	5.000%, 9/10/2020	599,140
	First Data Corporation Extended, Term Loan
900,000	4.155%, 3/23/2018	901,503
	Freescale Semiconductor, Inc., Term Loan
594,329	4.250%, 2/28/2020	596,368
	Infor US, Inc., Term Loan
578,264	3.750%, 6/3/2020	576,095

	Total	2,673,106

Transportation (0.5%)
	American Airlines, Inc., Term Loan
1,066,938	3.750%, 6/27/2019	1,069,797
	Delta Air Lines, Inc., Term Loan
762,047	3.500%, 4/20/2017	762,588

	Total	1,832,385

Utilities (0.5%)
	ADS Waste Holdings, Inc., Term Loan
592,500	3.750%, 10/9/2019	590,936
	Calpine Corporation, Term Loan
443,147	4.000%, 4/1/2018	444,131
74,813	4.000%, 10/31/2020	74,976
	Intergen NV, Term Loan
595,500	5.500%, 6/15/2020	600,711
	NGPL PipeCo, LLC, Term Loan
417,291	6.750%, 9/15/2017	406,650

	Total	2,117,404

	Total Bank Loans (cost $49,123,202)	49,228,312

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Asset-Backed Securities (1.2%)
	Asset Backed Securities Corporation Home Equity Loan Trust
$807,356	0.294%, 7/25/2036[d]	$746,545
947,655	0.314%, 11/25/2036[d]	799,914
	Countrywide Asset-Backed Certificates
614,455	5.530%, 4/25/2047	559,146
	GSAA Home Equity Trust
908,178	0.424%, 7/25/2037[d]	786,783
	J.P. Morgan Mortgage Trust
635,516	2.629%, 2/25/2036	565,092
	Renaissance Home Equity Loan Trust
438,722	5.746%, 5/25/2036	328,379
632,000	6.011%, 5/25/2036	461,129
950,000	5.797%, 8/25/2036	615,742

	Total	4,862,730

Basic Materials (1.0%)
	ArcelorMittal
570,000	6.000%, 3/1/2021	607,762
	Dow Chemical Company
64,000	8.550%, 5/15/2019	81,949
	First Quantum Minerals, Ltd.
322,000	6.750%, 2/15/2020[e]	326,025
322,000	7.000%, 2/15/2021[e]	327,635
	FMG Resources Pty. Ltd.
320,000	6.875%, 2/1/2018[e]	337,200
	Freeport-McMoRan Copper & Gold, Inc.
150,000	2.375%, 3/15/2018	149,569
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
670,000	8.875%, 2/1/2018	696,800
	INEOS Group Holdings SA
400,000	5.875%, 2/1/2019[e]	408,500
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	71,261
64,000	6.000%, 11/15/2021	74,967
	Mosaic Company
88,000	3.750%, 11/15/2021	88,436
	Trinseo Materials Operating SCA
570,000	8.750%, 2/1/2019	612,038
	Vale Overseas, Ltd.
132,000	6.250%, 1/23/2017	147,500
	Xstrata Finance Canada, Ltd.
96,000	2.050%, 10/23/2015[e]	97,103

	Total	4,026,745

Capital Goods (0.9%)
	Case New Holland, Inc.
170,000	7.875%, 12/1/2017	199,325
	Cemex Finance, LLC
400,000	6.000%, 4/1/2024[c,e]	401,000
	CNH Capital, LLC
410,000	3.625%, 4/15/2018	417,175
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	455,100
	Eaton Corporation
88,000	1.500%, 11/2/2017	87,576
	Harsco Corporation
132,000	2.700%, 10/15/2015	133,122

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Capital Goods (0.9%) - continued
	Reynolds Group Issuer, Inc.
$160,000	5.750%, 10/15/2020	$167,600
410,000	6.875%, 2/15/2021	442,800
	Roper Industries, Inc.
150,000	1.850%, 11/15/2017	150,633
129,000	2.050%, 10/1/2018	126,862
	RSC Equipment Rental, Inc.
160,000	8.250%, 2/1/2021	179,000
	Textron, Inc.
137,000	7.250%, 10/1/2019	162,994
	United Rentals North America, Inc.
410,000	7.375%, 5/15/2020	452,538

	Total	3,375,725

Collateralized Mortgage Obligations (15.3%)
	Adjustable Rate Mortgage Trust
1,072,000	2.833%, 11/25/2035	907,938
	Alternative Loan Trust
1,286,906	6.000%, 6/25/2036	1,139,211
	American Home Mortgage Investment Trust
1,532,865	6.250%, 12/25/2036	816,061
	Banc of America Alternative Loan Trust
543,260	0.654%, 4/25/2035[d]	461,248
1,461,852	6.000%, 11/25/2035	1,238,010
	Banc of America Funding Corporation
373,755	5.046%, 5/20/2036	314,245
	BCAP, LLC Trust
1,407,562	0.334%, 3/25/2037[d]	1,131,943
	Bear Stearns Adjustable Rate Mortgage Trust
316,775	2.410%, 10/25/2035[d]	310,846
345,962	2.574%, 2/25/2036	273,425
	Citicorp Mortgage Securities Trust
563,426	6.000%, 5/25/2037	579,249
	Citigroup Mortgage Loan Trust, Inc.
449,418	5.500%, 11/25/2035	410,342
1,119,576	2.730%, 3/25/2037	825,403
	CitiMortgage Alternative Loan Trust
641,722	5.750%, 4/25/2037	553,775
	Countrywide Alternative Loan Trust
481,017	0.554%, 2/25/2035[d]	430,901
1,137,864	2.509%, 10/25/2035	992,834
829,268	5.263%, 10/25/2035	682,702
505,975	5.500%, 2/25/2036	463,865
270,840	6.000%, 4/25/2036	233,522
657,107	6.500%, 8/25/2036	483,967
233,966	6.000%, 1/25/2037	206,932
1,006,307	5.500%, 5/25/2037	846,075
	Countrywide Home Loan Mortgage Pass Through Trust
671,292	2.587%, 11/25/2035	557,665
688,199	5.067%, 2/20/2036	609,309
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
140,386	5.500%, 10/25/2021	134,495
431,446	0.354%, 11/25/2035[d]	273,590
921,916	5.500%, 11/25/2035	857,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Collateralized Mortgage Obligations (15.3%) - continued
$969,411	0.899%, 4/25/2047[d]	$835,901
	Federal Home Loan Mortgage Corporation
8,652,571	2.500%, 12/15/2022[f]	637,592
2,601,372	2.500%, 5/15/2027[f]	270,591
2,910,055	2.500%, 2/15/2028[f]	321,982
8,687,630	2.500%, 3/15/2028[f]	932,033
4,760,944	3.000%, 4/15/2028[f]	584,681
3,713,678	3.000%, 2/15/2033[f]	549,126
	Federal National Mortgage Association
3,716,806	2.500%, 2/25/2028[f]	392,904
3,206,826	3.000%, 4/25/2028[f]	411,417
3,640,546	3.500%, 1/25/2033[f]	580,103
	First Horizon Alternative Mortgage Securities Trust
1,042,862	2.250%, 3/25/2035	927,871
	First Horizon Mortgage Pass- Through Trust
1,068,403	2.529%, 8/25/2037	892,944
	Government National Mortgage Association
4,506,277	4.000%, 1/16/2027[f]	510,359
	Greenpoint Mortgage Funding Trust
756,276	0.354%, 10/25/2045[d]	583,087
	GSR Mortgage Loan Trust
257,962	0.344%, 8/25/2046[d]	249,956
	HomeBanc Mortgage Trust
430,367	2.583%, 4/25/2037	306,608
1,229,706	0.454%, 5/25/2037[d]	987,974
	IndyMac IMJA Mortgage Loan Trust
979,465	6.250%, 11/25/2037	860,115
	J.P. Morgan Alternative Loan Trust
936,178	6.500%, 3/25/2036	853,590
	J.P. Morgan Mortgage Trust
240,345	6.500%, 1/25/2035	238,012
1,158,366	2.858%, 8/25/2035	1,164,772
501,015	2.657%, 10/25/2036	421,166
1,036,058	0.534%, 1/25/2037[d]	679,765
767,459	2.526%, 1/25/2037	677,328
524,785	6.250%, 8/25/2037	377,189
	Lehman Mortgage Trust
632,454	0.904%, 12/25/2035[d]	468,678
	Lehman XS Trust
960,000	5.500%, 9/25/2035	845,724
	Master Asset Securitization Trust
685,988	0.654%, 6/25/2036[d]	428,661
	MASTR Alternative Loans Trust
226,028	6.500%, 7/25/2034	231,720
564,523	0.604%, 12/25/2035[d]	287,540
	Morgan Stanley Mortgage Loan Trust
594,320	5.177%, 11/25/2035	444,084
	MortgageIT Trust
1,110,125	0.414%, 12/25/2035[d]	1,032,699
	New Century Alternative Mortgage Loan Trust
1,295,625	6.167%, 7/25/2036	943,455
	RALI Trust
746,205	5.750%, 4/25/2037	590,476
1,080,782	6.250%, 4/25/2037	881,934
430,126	6.000%, 6/25/2037	349,103

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Collateralized Mortgage Obligations (15.3%) - continued
	Residential Accredit Loans, Inc.
$897,980	5.750%, 9/25/2035	$811,358
998,727	6.000%, 1/25/2037	804,691
	Residential Asset Securitization Trust
681,258	5.500%, 4/25/2035	690,286
882,383	0.534%, 8/25/2037[d]	387,483
	RFMSI Trust
1,053,151	5.750%, 2/25/2036	975,415
1,490,516	6.000%, 7/25/2037	1,361,434
	Sequoia Mortgage Trust
1,795,753	2.554%, 9/20/2046	1,519,959
	Structured Adjustable Rate Mortgage Loan Trust
313,331	5.500%, 12/25/2034	305,318
1,148,283	5.177%, 7/25/2035	1,003,603
439,728	2.620%, 9/25/2035	364,516
918,654	4.887%, 5/25/2036	709,336
	Structured Asset Mortgage Investments, Inc.
1,601,835	0.464%, 12/25/2035[d]	1,252,541
877,620	0.364%, 5/25/2046[d]	663,601
	Suntrust Alternative Loan Trust
1,232,245	5.750%, 12/25/2035	1,071,612
	Vericrest Opportunity Loan Transferee
991,599	3.625%, 3/25/2054[g]	995,566
673,590	3.625%, 4/25/2055[g]	676,958
	WaMu Mortgage Pass Through Certificates
937,169	4.484%, 8/25/2036	848,028
773,743	2.057%, 11/25/2036	672,418
1,167,891	1.862%, 1/25/2037	1,018,842
140,220	2.397%, 8/25/2046	120,994
874,645	2.034%, 3/25/2047[d]	700,264
	Washington Mutual Alternative Mortgage Pass Through Certificates
776,926	0.754%, 6/25/2035[d]	575,996
1,017,187	6.000%, 11/25/2035	895,130
754,218	0.879%, 2/25/2047[d]	507,758
	Wells Fargo Mortgage Backed Securities Trust
1,607,844	2.610%, 7/25/2036	1,503,145
690,941	6.000%, 7/25/2037	675,159

	Total	58,597,836

Commercial Mortgage-Backed Securities (0.5%)
	Credit Suisse Mortgage Capital Certificates
1,000,000	5.509%, 9/15/2039	1,076,100
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	714,133

	Total	1,790,233

Communications Services (2.9%)
	America Movil SAB de CV
62,000	5.000%, 10/16/2019	68,510
	American Tower Corporation
130,000	7.000%, 10/15/2017	151,009
	AT&T, Inc.
205,000	2.400%, 8/15/2016	211,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Communications Services (2.9%) - continued
	British Telecommunications plc
$129,000	1.250%, 2/14/2017	$128,626
	CBS Corporation
96,000	8.875%, 5/15/2019	123,080
	CC Holdings GS V, LLC
160,000	2.381%, 12/15/2017	160,009
	CCO Holdings, LLC
400,000	6.500%, 4/30/2021	424,000
	CenturyLink, Inc.
570,000	5.625%, 4/1/2020	599,213
	Cequel Communications Escrow 1, LLC
410,000	6.375%, 9/15/2020[e]	428,450
	Columbus International, Inc.
400,000	7.375%, 3/30/2021[e]	411,500
	Cox Communications, Inc.
129,000	9.375%, 1/15/2019[e]	164,181
	DIRECTV Holdings, LLC
110,000	3.500%, 3/1/2016	114,978
104,000	5.875%, 10/1/2019	119,260
	Dish DBS Corporation
90,000	6.750%, 6/1/2021	100,800
	Hughes Satellite Systems
	Corporation
570,000	6.500%, 6/15/2019	625,575
	Intelsat Jackson Holdings SA
570,000	7.250%, 4/1/2019	612,750
	Level 3 Financing, Inc.
730,000	8.625%, 7/15/2020	818,513
	Nara Cable Funding, Ltd.
570,000	8.875%, 12/1/2018[e]	620,588
	NBC Universal Enterprise, Inc.
93,000	1.662%, 4/15/2018[e]	91,285
	SBA Tower Trust
200,000	3.598%, 4/16/2043[e]	195,484
	Sprint Communications, Inc.
570,000	9.000%, 11/15/2018[e]	696,825
	Telefonica Emisiones SAU
128,000	3.992%, 2/16/2016	134,220
126,000	3.192%, 4/27/2018	129,048
	Time Warner Cable, Inc.
240,000	5.000%, 2/1/2020	262,104
	T-Mobile USA, Inc.
570,000	6.633%, 4/28/2021	612,750
	Univision Communications, Inc.
160,000	6.875%, 5/15/2019[e]	172,000
410,000	7.875%, 11/1/2020[e]	453,050
	UPCB Finance V, Ltd.
570,000	7.250%, 11/15/2021[e]	628,425
	Verizon Communications, Inc.
163,000	2.500%, 9/15/2016	168,782
91,000	1.984%, 9/14/2018[d]	95,568
175,000	3.650%, 9/14/2018	186,293
82,000	2.550%, 6/17/2019	82,473
	Wind Acquisition Finance SA
330,000	11.750%, 7/15/2017[e]	347,738
240,000	7.250%, 2/15/2018[e]	253,200
	Windstream Corporation
570,000	7.750%, 10/1/2021	612,750

	Total	11,004,244

Consumer Cyclical (1.9%)
	AMC Entertainment, Inc.
400,000	5.875%, 2/15/2022[e]	407,000

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Consumer Cyclical (1.9%) - continued
	Brookfield Residential Properties, Inc.
$570,000	6.500%, 12/15/2020[e]	$607,050
	Chrysler Group, LLC
530,000	8.000%, 6/15/2019	580,350
	Daimler Finance North America, LLC
81,000	1.875%, 1/11/2018[e]	80,658
	Delphi Corporation
132,000	6.125%, 5/15/2021	146,850
	Ford Motor Credit Company, LLC
170,000	3.984%, 6/15/2016	180,128
132,000	1.500%, 1/17/2017	131,607
93,000	3.000%, 6/12/2017	96,595
130,000	5.000%, 5/15/2018	143,485
	General Motors Company
124,000	3.500%, 10/2/2018[e]	126,325
	General Motors Financial Company, Inc.
570,000	3.250%, 5/15/2018	574,988
	Hilton Worldwide Finance, LLC
570,000	5.625%, 10/15/2021[e]	595,650
	Hyundai Capital America
129,000	1.450%, 2/6/2017[e]	128,325
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[e]	204,750
420,000	5.625%, 2/1/2023[e]	437,850
	L Brands, Inc.
570,000	5.625%, 2/15/2022	602,062
	Lennar Corporation
410,000	12.250%, 6/1/2017	526,850
160,000	4.125%, 12/1/2018	163,200
	Macy’s Retail Holdings, Inc.
176,000	7.450%, 7/15/2017	207,504
	Nissan Motor Acceptance Corporation
82,000	0.786%, 3/3/2017[d,e]	82,143
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	127,100
	TRW Automotive, Inc.
80,000	7.250%, 3/15/2017[e]	91,300
	WMG Acquisition Corporation
400,000	6.750%, 4/15/2022[c,e]	402,500
	Wynn Las Vegas, LLC
570,000	5.375%, 3/15/2022	594,938

	Total	7,239,208

Consumer Non-Cyclical (2.3%)
	AbbVie, Inc.
176,000	1.750%, 11/6/2017	176,556
83,000	2.000%, 11/6/2018	82,309
	Altria Group, Inc.
114,000	9.700%, 11/10/2018	149,638
	Anheuser-Busch InBev Worldwide, Inc.
128,000	7.750%, 1/15/2019	158,559
	Beam, Inc.
64,000	5.375%, 1/15/2016	68,428
	Biomet, Inc.
570,000	6.500%, 8/1/2020	613,890
	Boston Scientific Corporation
129,000	2.650%, 10/1/2018	129,974
	Bunge Limited Finance Corporation
125,000	4.100%, 3/15/2016	131,891

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Consumer Non-Cyclical (2.3%) - continued
	Celgene Corporation
$118,000	1.900%, 8/15/2017	$119,043
	ConAgra Foods, Inc.
160,000	2.100%, 3/15/2018	159,208
	Coventry Health Care, Inc.
75,000	5.950%, 3/15/2017	84,482
	CVS Caremark Corporation
64,000	2.250%, 12/5/2018	64,051
	Endo Health Solutions, Inc.
410,000	7.000%, 12/15/2020	441,775
	Endo Pharmaceuticals Holdings, Inc.
160,000	7.000%, 7/15/2019	172,400
	Express Scripts Holding Company
124,000	2.650%, 2/15/2017	128,237
	Gilead Sciences, Inc.
85,000	3.050%, 12/1/2016	89,380
	Hawk Acquisition Sub, Inc.
570,000	4.250%, 10/15/2020[e]	560,738
	HCA, Inc.
400,000	3.750%, 3/15/2019	401,500
	Hospira, Inc.
560,000	5.200%, 8/12/2020	598,294
	IMS Health, Inc.
250,000	12.500%, 3/1/2018[e]	285,000
320,000	6.000%, 11/1/2020[e]	336,800
	JBS USA, LLC
400,000	7.250%, 6/1/2021[e]	425,000
	Kroger Company
128,000	1.200%, 10/17/2016	128,127
	Lorillard Tobacco Company
129,000	8.125%, 6/23/2019	159,451
	McKesson Corporation
162,000	1.292%, 3/10/2017	161,596
	Medco Health Solutions, Inc.
100,000	7.125%, 3/15/2018	117,987
	Mondelez International, Inc.
86,000	2.250%, 2/1/2019	85,214
	Mylan, Inc.
173,000	1.350%, 11/29/2016	173,314
	Pernod Ricard SA
64,000	2.950%, 1/15/2017[e]	66,326
64,000	5.750%, 4/7/2021[e]	72,652
	Perrigo Company, Ltd.
69,000	1.300%, 11/8/2016[e]	68,859
62,000	2.300%, 11/8/2018[e]	61,327
	SABMiller plc
130,000	6.500%, 7/15/2018[e]	152,426
	Safeway, Inc.
185,000	3.400%, 12/1/2016	193,737
	Spectrum Brands Escrow Corporation
570,000	6.375%, 11/15/2020	617,025
	Tenet Healthcare Corporation
400,000	8.125%, 4/1/2022	447,000
	Thermo Fisher Scientific, Inc.
128,000	1.300%, 2/1/2017	127,226
128,000	2.400%, 2/1/2019	127,465
	Valeant Pharmaceuticals International
160,000	6.875%, 12/1/2014[e]	170,000
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[e]	461,250
	Watson Pharmaceuticals, Inc.
149,000	1.875%, 10/1/2017	148,330

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Consumer Non-Cyclical (2.3%) - continued
	WM Wrigley Jr. Company
$88,000	2.000%, 10/20/2017[e]	$88,213

	Total	9,004,678

Energy (1.8%)
	BP Capital Markets plc
124,000	0.656%, 11/7/2016[d]	124,512
	Calumet Specialty Products Partners, LP
400,000	6.500%, 4/15/2021[e]	403,000
	CNOOC, Ltd.
124,000	1.125%, 5/9/2016	123,961
	Concho Resources, Inc.
570,000	5.500%, 10/1/2022	594,225
	Continental Resources, Inc.
160,000	7.125%, 4/1/2021	181,000
	Devon Energy Corporation
128,000	1.200%, 12/15/2016	127,999
	Enbridge Energy Partners, LP
810,000	8.050%, 10/1/2037	913,680
	Energy Transfer Partners, LP
62,000	6.700%, 7/1/2018	72,010
	Energy XXI Gulf Coast, Inc.
400,000	7.500%, 12/15/2021[e]	419,000
	EQT Corporation
60,000	5.150%, 3/1/2018	64,953
62,000	8.125%, 6/1/2019	75,653
	Hess Corporation
95,000	8.125%, 2/15/2019	118,935
	Linn Energy, LLC
570,000	7.250%, 11/1/2019[e]	594,225
	Lukoil International Finance BV
64,000	3.416%, 4/24/2018[e]	62,256
	MEG Energy Corporation
160,000	6.500%, 3/15/2021[e]	168,400
410,000	6.375%, 1/30/2023[e]	424,350
	Oasis Petroleum, Inc.
570,000	6.875%, 1/15/2023	618,450
	Offshore Group Investment, Ltd.
570,000	7.500%, 11/1/2019	607,050
	Petrobras Global Finance BV
145,000	2.000%, 5/20/2016	143,731
	Range Resources Corporation
570,000	5.000%, 8/15/2022	581,400
	Suncor Energy, Inc.
86,000	6.100%, 6/1/2018	99,333
	Transocean, Inc.
120,000	6.000%, 3/15/2018	133,448
	Weatherford International, Ltd.
80,000	6.000%, 3/15/2018	90,110
62,000	9.625%, 3/1/2019	80,487

	Total	6,822,168

Financials (8.5%)
	Abbey National Treasury Services plc
64,000	3.050%, 8/23/2018	65,892
	ABN AMRO Bank NV
132,000	2.500%, 10/30/2018[e]	131,835
	Aegon NV
720,000	3.039%, 7/29/2049[d,h]	655,200
	AGI Life Holdings, Inc.
800,000	7.570%, 12/1/2045[e]	972,960
	Ally Financial, Inc.
100,000	5.500%, 2/15/2017	108,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Financials (8.5%) - continued
	American Express Company
$750,000	6.800%, 9/1/2066	$821,775
	American International Group, Inc.
175,000	8.250%, 8/15/2018	218,748
	ANZ New Zealand International, Ltd.
131,000	1.400%, 4/27/2017[e]	130,590
	Aviation Capital Group Corporation
96,000	3.875%, 9/27/2016[e]	99,445
	Aviv Healthcare Properties, LP
400,000	6.000%, 10/15/2021	415,000
	Bank of America Corporation
45,000	6.500%, 8/1/2016	50,402
170,000	5.750%, 8/15/2016	186,233
185,000	5.750%, 12/1/2017	209,446
88,000	2.000%, 1/11/2018	87,835
318,000	1.304%, 3/22/2018[d]	321,492
250,000	5.650%, 5/1/2018	282,609
129,000	2.600%, 1/15/2019	129,509
	Bank of New York Mellon Corporation
480,000	4.500%, 12/31/2049[h]	436,800
	Bank of Nova Scotia
128,000	1.100%, 12/13/2016	128,543
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
172,000	0.645%, 3/10/2017[d,e]	172,102
	Banque Federative du Credit Mutuel SA
132,000	1.087%, 1/20/2017[d,e]	132,364
	Barclays Bank plc
100,000	5.140%, 10/14/2020	106,013
	BB&T Corporation
93,000	2.050%, 6/19/2018	93,031
	BBVA Banco Continental SA
117,000	2.250%, 7/29/2016[e]	117,000
	BBVA International Preferred SA Unipersonal
1,030,000	5.919%, 12/29/2049[h]	1,024,850
	BBVA US Senior SAU
160,000	4.664%, 10/9/2015	168,032
	Bear Stearns Companies, LLC
205,000	6.400%, 10/2/2017	236,606
	BNP Paribas SA
128,000	1.250%, 12/12/2016	127,999
145,000	2.375%, 9/14/2017	148,514
775,000	5.186%, 6/29/2049[e,h]	795,344
	BPCE SA
129,000	1.625%, 2/10/2017	128,821
375,000	5.150%, 7/21/2024[e]	373,065
	Branch Banking and Trust Company
124,000	0.666%, 12/1/2016[d]	124,458
	Capital One Financial Corporation
158,000	6.150%, 9/1/2016	176,330
	Citigroup, Inc.
220,000	5.500%, 2/15/2017	242,841
128,000	6.000%, 8/15/2017	145,083
128,000	8.500%, 5/22/2019	163,082
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
525,000	11.000%, 12/29/2049 [e,h]	696,938

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Financials (8.5%) - continued
	Credit Agricole SA
$124,000	1.625%, 4/15/2016[e]	$125,733
	Credit Suisse Group AG
400,000	7.500%, 12/11/2049[e,h]	434,500
	CyrusOne, LP
570,000	6.375%, 11/15/2022	601,350
	DDR Corporation
86,000	9.625%, 3/15/2016	99,613
	Denali Borrower, LLC
570,000	5.625%, 10/15/2020[e]	579,975
	Discover Bank
43,000	8.700%, 11/18/2019	54,045
	Discover Financial Services
90,000	6.450%, 6/12/2017	102,234
	Fifth Third Bancorp
188,000	5.450%, 1/15/2017	207,574
600,000	5.100%, 12/31/2049[h]	552,000
	GE Capital Trust I
380,000	6.375%, 11/15/2067	418,000
	General Electric Capital Corporation
215,000	5.625%, 9/15/2017	243,941
44,000	1.625%, 4/2/2018	43,769
800,000	6.250%, 12/15/2049[h]	856,000
	Genworth Financial, Inc.
121,000	7.700%, 6/15/2020	147,425
	Goldman Sachs Group, Inc.
43,000	3.700%, 8/1/2015	44,591
143,000	6.250%, 9/1/2017	163,302
43,000	2.375%, 1/22/2018	43,286
88,000	2.625%, 1/31/2019	87,775
122,000	7.500%, 2/15/2019	147,594
	Hartford Financial Services Group, Inc.
186,000	6.000%, 1/15/2019	215,338
	HBOS plc
176,000	6.750%, 5/21/2018[e]	199,398
	HCP, Inc.
47,000	3.750%, 2/1/2016	49,475
64,000	3.750%, 2/1/2019	67,436
	Health Care REIT, Inc.
110,000	4.700%, 9/15/2017	120,203
	HSBC Finance Corporation
155,000	6.676%, 1/15/2021	180,876
	Huntington National Bank
124,000	1.300%, 11/20/2016	124,384
	Icahn Enterprises, LP
400,000	6.000%, 8/1/2020[e]	424,000
	ING Bank NV
74,000	3.750%, 3/7/2017[e]	78,666
	ING Capital Funding Trust III
819,000	3.834%, 12/29/2049[d,h]	816,952
	International Lease Finance Corporation
64,000	2.183%, 6/15/2016[d]	64,480
	Intesa Sanpaolo SPA
93,000	3.125%, 1/15/2016	95,214
41,000	3.875%, 1/16/2018	42,435
100,000	3.875%, 1/15/2019	101,716
	J.P. Morgan Chase & Company
175,000	3.450%, 3/1/2016	183,265
86,000	0.756%, 2/15/2017[d]	86,074
145,000	2.000%, 8/15/2017	146,993
88,000	6.300%, 4/23/2019	103,460
180,000	7.900%, 4/29/2049[h]	203,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Financials (8.5%) - continued
$750,000	6.750%, 8/29/2049[h]	$789,375
200,000	6.000%, 12/29/2049[h]	197,000
	KeyCorp
124,000	2.300%, 12/13/2018	123,551
	Kookmin Bank
132,000	1.114%, 1/27/2017[d,e]	132,532
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058[e]	787,500
25,000	5.000%, 6/1/2021[e]	26,906
	Liberty Property, LP
103,000	5.500%, 12/15/2016	113,369
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	765,188
	Macquarie Bank, Ltd.
135,000	5.000%, 2/22/2017[e]	147,298
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[e]	971,140
	MetLife, Inc.
400,000	6.400%, 12/15/2036	422,000
	Mizuho Corporate Bank, Ltd.
136,000	1.550%, 10/17/2017[e]	134,886
	Morgan Stanley
150,000	4.750%, 4/1/2014	150,000
143,000	1.750%, 2/25/2016	144,845
220,000	6.250%, 8/28/2017	251,785
88,000	2.500%, 1/24/2019	87,755
64,000	4.875%, 11/1/2022	67,250
	Murray Street Investment Trust I
220,000	4.647%, 3/9/2017	237,629
	National City Corporation
86,000	6.875%, 5/15/2019	101,867
	Nomura Holdings, Inc.
138,000	2.000%, 9/13/2016	139,716
85,000	2.750%, 3/19/2019	84,486
	PNC Bank NA
186,000	1.150%, 11/1/2016	186,456
	Prologis, LP
106,000	6.625%, 5/15/2018	123,338
	Prudential Covered Trust
85,600	2.997%, 9/30/2015[e]	87,867
	Prudential Financial, Inc.
380,000	5.875%, 9/15/2042	396,625
775,000	5.625%, 6/15/2043	790,500
	QBE Capital Funding III, Ltd.
400,000	7.250%, 5/24/2041[e]	428,000
	RBS Capital Trust III
600,000	5.512%, 9/29/2049[h]	591,000
	Realty Income Corporation
78,000	2.000%, 1/31/2018	77,143
	Regions Bank
148,000	7.500%, 5/15/2018	174,668
	Reinsurance Group of America, Inc.
860,000	6.750%, 12/15/2065	866,450
160,000	5.625%, 3/15/2017	175,189
	Royal Bank of Scotland Group plc
136,000	5.050%, 1/8/2015	139,172
82,000	1.173%, 3/31/2017[d]	82,096
375,000	7.648%, 8/29/2049[h]	403,125
	Santander US Debt SAU
175,000	3.724%, 1/20/2015[e]	178,337
	SLM Corporation
100,000	6.250%, 1/25/2016	107,500
	Societe Generale SA
124,000	5.750%, 4/20/2016 [e]	133,920

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Financials (8.5%) - continued
	Sumitomo Mitsui Banking Corporation
$264,000	1.300%, 1/10/2017	$264,000
	Suncorp-Metway, Ltd.
84,000	0.933%, 3/28/2017[d,e]	83,999
	Swiss RE Capital I, LP
823,000	6.854%, 5/29/2049[e,h]	880,610
	Ventas Realty, LP
185,000	1.550%, 9/26/2016	186,623
	Voya Financial, Inc.
200,000	5.650%, 5/15/2053	198,800
129,000	2.900%, 2/15/2018	132,176
	Wells Fargo & Company
105,000	1.250%, 7/20/2016	105,881
	Westpac Banking Corporation
124,000	0.665%, 11/25/2016[d]	124,390
	ZFS Finance USA Trust II
977,000	6.450%, 12/15/2065[e]	1,052,718

	Total	32,728,420

Foreign Government (0.3%)
	Azerbaijan Government International Bond
200,000	4.750%, 3/18/2024[e]	200,800
	Mexico Government International Bond
930,000	4.000%, 10/2/2023	939,300

	Total	1,140,100

Mortgage-Backed Securities (4.0%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
5,300,000	3.500%, 4/1/2029[c]	5,556,719
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
1,500,000	3.500%, 4/1/2044[c]	1,508,906
650,000	4.000%, 4/1/2044[c]	675,594
7,000,000	4.500%, 4/1/2044[c]	7,467,031

	Total	15,208,250

Technology (0.7%)
	Amkor Technology, Inc.
670,000	6.625%, 6/1/2021	715,225
	CommScope, Inc.
301,000	8.250%, 1/15/2019[e]	325,832
	EMC Corporation
86,000	1.875%, 6/1/2018	85,943
	First Data Corporation
570,000	7.375%, 6/15/2019[e]	612,750
	Freescale Semiconductor, Inc.
570,000	6.000%, 1/15/2022[e]	604,913
	Hewlett-Packard Company
176,000	5.400%, 3/1/2017	195,484
	Tyco Electronics Group SA
93,000	6.550%, 10/1/2017	107,543
	Xerox Corporation
93,000	7.200%, 4/1/2016	103,905

	Total	2,751,595

Transportation (0.3%)
	American Airlines Pass Through Trust
83,454	4.950%, 1/15/2023[e]	89,505

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Transportation (0.3%) - continued
	Avis Budget Car Rental, LLC
$260,000	8.250%, 1/15/2019	$278,850
	Delta Air Lines, Inc.
72,007	4.950%, 5/23/2019	78,488
57,656	4.750%, 5/7/2020	62,343
	ERAC USA Finance, LLC
100,000	2.800%, 11/1/2018[e]	101,804
	Hertz Corporation
400,000	5.875%, 10/15/2020	426,501
	Kansas City Southern de Mexico SA de CV
92,000	0.935%, 10/28/2016[d]	92,468
	United Air Lines, Inc.
92,509	10.400%, 11/1/2016	104,997

	Total	1,234,956

Utilities (2.0%)
	Atlas Pipeline Partners, LP
570,000	4.750%, 11/15/2021	541,500
	Buckeye Partners, LP
124,000	2.650%, 11/15/2018	123,030
	Calpine Corporation
560,000	6.000%, 1/15/2022[e]	588,000
	CenterPoint Energy, Inc.
140,000	6.500%, 5/1/2018	162,336
	Constellation Energy Group, Inc.
90,000	5.150%, 12/1/2020	98,295
	DCP Midstream Operating, LP
95,000	2.500%, 12/1/2017	96,570
	DCP Midstream, LLC
300,000	5.850%, 5/21/2043[e]	282,000
	Dominion Resources, Inc.
172,000	1.250%, 3/15/2017	171,609
	Electricite de France
132,000	0.694%, 1/20/2017[d,e]	132,414
1,240,000	5.250%, 12/29/2049[e,h]	1,241,860
	Enel Finance International NV
93,000	3.875%, 10/7/2014[e]	94,429
64,000	5.125%, 10/7/2019[e]	70,168
	Enterprise Products Operating, LLC
960,000	7.034%, 1/15/2068	1,087,200
170,000	7.000%, 6/1/2067	178,500
	Exelon Generation Company, LLC
90,000	6.200%, 10/1/2017	101,692
88,000	5.200%, 10/1/2019	96,193
	MidAmerican Energy Holdings Company
113,000	1.100%, 5/15/2017[e]	112,042
88,000	5.750%, 4/1/2018	100,167
	NiSource Finance Corporation
154,000	6.400%, 3/15/2018	177,636
	ONEOK Partners, LP
88,000	6.150%, 10/1/2016	98,373
62,000	2.000%, 10/1/2017	62,274
64,000	3.200%, 9/15/2018	66,007
	Pacific Gas & Electric Company
62,000	5.625%, 11/30/2017	70,385
	Panhandle Eastern Pipe Line Company, LP
132,000	6.200%, 11/1/2017	150,318
	PG&E Corporation
83,000	2.400%, 3/1/2019	82,460
	PPL Capital Funding, Inc.
159,000	1.900%, 6/1/2018	156,417

Principal Amount	Long-Term Fixed Income (43.6%)	Value
Utilities (2.0%) - continued
	Southern California Edison Company
$900,000	6.250%, 8/1/2049[h]	$958,500
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	414,400

	Total	7,514,775

	Total Long-Term Fixed Income (cost $159,540,408)	167,301,663

Shares	Common Stock (34.2%)	Value
Consumer Discretionary (3.3%)
9,600	Abercrombie & Fitch Company	369,600
1,700	Amazon.com, Inc.[i]	572,084
25,150	Best Buy Company, Inc.	664,212
151,900	Carphone Warehouse Group plc	823,343
20,400	Comcast Corporation	1,020,408
10,350	E.W. Scripps Company[i]	183,402
30,027	Federal-Mogul Corporation[i]	561,805
46,450	Ford Motor Company	724,620
8,200	G-III Apparel Group, Ltd.[i]	586,956
4,900	Hennes & Mauritz AB	208,986
73,300	Home Retail Group plc	264,892
11	Lear Corporation Warrants, $0.01, expires 11/9/2014[i]	1,788
18,450	Lowe’s Companies, Inc.	902,205
5,850	Madison Square Garden Company[i]	332,163
3,100	McDonald’s Corporation	303,893
108,404	Mediaset SPA[i]	606,281
27,900	Panasonic Corporation	317,309
4,700	Pandora AS	310,192
241,200	Seven West Media, Ltd.	444,422
86,400	Sky Network Television, Ltd.	469,150
11,600	Societe Television Francaise 1	191,770
50,850	Staples, Inc.	576,639
56,400	Sumitomo Forestry Company, Ltd.	565,959
11,450	Thomson Reuters Corporation	391,590
182,498	Trinity Mirror plc[i]	587,029
13,800	Tuesday Morning Corporation[i]	195,270
3,800	Viacom, Inc.	322,962
1,600	Whirlpool Corporation	239,136

	Total	12,738,066

Consumer Staples (2.1%)
25,900	Altria Group, Inc.	969,437
14,000	Boulder Brands, Inc.[i]	246,680
20,050	Coca-Cola Company	775,133
10,400	ICA Gruppen ABi	377,562
6,800	Imperial Tobacco Group plc	274,974
4,800	Interparfums SA	225,759
4,000	Kerry Group plc	304,284
3,700	Nestle SA	278,498
2,700	Nu Skin Enterprises, Inc.	223,695
13,250	PepsiCo, Inc.	1,106,375
12,550	Procter & Gamble Company	1,011,530
14,650	Sprouts Farmers Markets, Inc.[i]	527,840
86,850	SUPERVALU, Inc.[i,j]	594,054
14,200	Wal-Mart Stores, Inc.	1,085,306
6,400	Wesfarmers, Ltd.	245,220

	Total	8,246,347

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (34.2%)	Value
Energy (2.5%)
53,836	Bankers Petroleum, Ltd.[i]	$261,997
27,611	BP plc	221,854
17,450	Cabot Oil & Gas Corporation	591,206
11,600	CAT Oil AG	242,685
11,950	Chevron Corporation	1,420,974
61,600	ERG SPA	997,148
13,200	Exxon Mobil Corporation	1,289,376
22,250	Kinder Morgan, Inc.	722,902
53,983	Odfjell Drilling, Ltd.	309,573
32,394	Royal Dutch Shell plc	1,183,642
262	Royal Dutch Shell plc, Class A	9,573
21,300	Royal Dutch Shell plc, Class B	831,555
30,750	RPC, Inc.	627,915
60,800	Showa Shell Sekiyu KK	542,893
10,000	Verbund AG	205,735

	Total	9,459,028

Financials (11.6%)
6,650	Aflac, Inc.	419,216
187,800	AIA Group, Ltd.	893,205
2,050	Ameriprise Financial, Inc.	225,644
115,400	Ares Capital Corporation	2,033,348
17,000	Australia & New Zealand Banking Group, Ltd.	522,972
38,715	Banco Popular Espanol SA	292,746
93,200	Bank Leumi Le-Israel[i]	363,761
4,473	Bank of Nova Scotia[j]	259,074
4,750	Berkshire Hathaway, Inc.[i]	593,607
422,520	BlackRock Enhanced Equity Dividend Trust	3,354,809
6,878	Coresite Realty Corporation	213,218
57,000	Daiwa Securities Group, Inc.	495,230
8,150	Digital Realty Trust, Inc.	432,602
14,450	Discover Financial Services	840,846
3,100	Erie Indemnity Company	216,256
18,750	Excel Trust, Inc.	237,750
28,800	F.N.B. Corporation	385,920
35,550	Fifth Third Bancorp	815,872
24,750	First Financial Bancorp	445,005
44,750	First Niagara Financial Group, Inc.	422,888
6,900	Hancock Holding Company	252,885
45,300	Hang Seng Bank, Ltd.	722,667
25,750	Hatteras Financial Corporation	485,388
7,600	Horace Mann Educators Corporation	220,400
122,500	HSBC Holdings plc	1,240,356
36,050	Huntington Bancshares, Inc.	359,418
100,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,226,000
7,200	iShares J.P. Morgan USD Emerging Markets Bond ETF	802,224
14,400	iShares MSCI Emerging Markets Minimum Volatility ETF	823,680
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,053,810
311,900	Israel Discount Bank, Ltd.[i]	572,495
17,500	KeyCorp	249,200
9,700	Lazard, Ltd.	456,773
22,300	Magellan Financial Group, Ltd.	284,260
19,900	Maiden Holdings, Ltd.	248,352
62,900	Mediolanum SPA	593,662
24,100	National Australia Bank, Ltd.	794,582
27,600	NKSJ Holdings, Inc.	708,614
9,650	Prudential Financial, Inc.	816,873
21,200	Regions Financial Corporation	235,532
14,685	Royal Bank of Canada[j]	968,240
93,000	Solar Capital, Ltd.	2,025,540

Shares	Common Stock (34.2%)	Value
Financials (11.6%) - continued
19,100	Sumitomo Mitsui Financial Group, Inc.	$818,701
2,900	Swiss Re AGi	269,161
20,911	Toronto-Dominion Bank	980,386
144,750	Two Harbors Investment Corporation	1,483,688
18,750	U.S. Bancorp	803,625
35,900	UniCredit SPA	328,165
49,000	United Overseas Bank, Ltd.	845,222
25,000	Vanguard High Dividend Yield ETF	1,578,000
72,000	Vanguard REIT ETF	5,084,640
10,250	Vanguard Short-Term Corporate Bond ETF	819,795
7,050	W.R. Berkley Corporation	293,421
29,750	Wells Fargo & Company	1,479,765
18,000	Westpac Banking Corporation	578,749
29,000	WisdomTree Investments, Inc.[i]	380,480

	Total	44,348,718

Health Care (4.4%)
8,000	Abiomed, Inc.[i,j]	208,320
5,450	AmerisourceBergen Corporation	357,465
5,300	Amgen, Inc.	653,702
14,300	AstraZeneca plc	927,020
3,000	Bayer AG	406,273
3,329	Boiron SA	270,587
1,900	Celgene Corporation[i]	265,240
12,400	CSL, Ltd.	800,939
5,350	DaVita HealthCare Partners, Inc.[i]	368,348
6,000	Eli Lilly and Company	353,160
64,800	Fisher & Paykel Healthcare Corporation, Ltd.	239,030
41,100	GlaxoSmithKline plc	1,095,938
41,400	Halozyme Therapeutics, Inc.[i,j]	525,780
5,000	HCA Holdings, Inc.[i]	262,500
10,800	Hikma Pharmaceuticals plc	299,015
11,700	ICON plc[i]	556,335
12,550	ISIS Pharmaceuticals, Inc.[i,j]	542,286
13,050	Johnson & Johnson	1,281,901
6,200	Lonza Group AGi	632,612
3,450	McKesson Corporation	609,166
34,200	Neurocrine Biosciences, Inc.[i]	550,620
41,353	Pfizer, Inc.	1,328,258
9,000	Prestige Brands Holdings, Inc.[i]	245,250
8,650	Quintiles Transnational Holdings, Inc.[i]	439,161
700	Regeneron Pharmaceuticals, Inc.[i]	210,196
12,200	Rhoen-Klinikum AG	390,772
2,300	Roche Holding AG	686,721
1,900	Roche Holding AG	571,451
30,500	Shionogi & Company, Ltd.	563,854
13,300	TESARO, Inc.[i]	392,084
19,312	TherapeuticsMD, Inc.[i,j]	121,859
8,900	WellPoint, Inc.	885,995

	Total	17,041,838

Industrials (3.7%)
7,200	3M Company	976,752
12,100	AAR Corporation	313,995
9,600	Abertis Infraestructuras SA	219,410
11,700	ADT Corporation[j]	350,415
3,400	Airbus Group NV	243,513
6,700	Altra Industrial Motion Corporation	239,190
9,100	Brink’s Company	259,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (34.2%)	Value
Industrials (3.7%) - continued
8,950	Caterpillar, Inc.	$889,361
4,100	Daikin Industries, Ltd.	229,926
7,800	easyJet plc	223,227
16,200	Exelis, Inc.	307,962
8,600	General Electric Company	222,654
500	Georg Fischer AGi	387,967
56,000	Kinden Corporation	541,829
18,600	Koninklijke Philips NV	654,336
5,350	Lockheed Martin Corporation	873,334
27,500	Nordex SEi	444,451
2,300	Northrop Grumman Corporation	283,774
6,600	Randstad Holding NV	386,291
8,400	Raytheon Company	829,836
11,200	Rolls-Royce Holdings plc[i]	200,494
5,600	Safran SA	387,968
89,000	Shimizu Corporation	460,933
8,100	Siemens AG	1,092,393
2,900	SolarCity Corporation[i,j]	181,598
23,250	Southwest Airlines Company	548,932
3,556	Stantec, Inc.	217,349
24,200	TNT Express NV	237,428
146,000	Toda Corporation	479,235
44,000	TOTO, Ltd.	609,920
5,300	Woodward, Inc.	220,109
21,900	WS Atkins plc	508,624

	Total	14,023,011

Information Technology (3.7%)
3,400	Accenture plc	271,048
7,150	Ambarella, Inc.[i,j]	190,977
7,718	Avigilon Corporation[i,j]	199,600
12,750	Bankrate, Inc.[i]	215,985
105,361	Blinkx plc[i]	198,266
16,750	Booz Allen Hamilton Holding Corporation	368,500
9,600	Cap Gemini SA	726,786
12,682	CGI Group, Inc.[i]	391,530
16,800	Ciena Corporation[i]	382,032
47,400	Cisco Systems, Inc.	1,062,234
7,250	Cray, Inc.[i]	270,570
3,650	Cree, Inc.[i]	206,444
12,450	Facebook, Inc.[i]	749,988
23,400	Freescale Semiconductor, Ltd.[i,j]	571,194
250	Google, Inc.[i]	278,628
9,500	Hewlett-Packard Company	307,420
42,650	Intel Corporation	1,100,796
12,050	Lexmark International, Inc.	557,794
17,500	ManTech International Corporation	514,675
12,650	MasterCard, Inc.	944,955
6,343	Melexis NV	245,564
5,800	Microsoft Corporation	237,742
31,200	Nokia Oyj[i]	229,553
14,350	Oracle Corporation	587,058
4,800	Pegasystems, Inc.	169,536
27,500	Playtech plc	310,458
33,750	Sanmina Corporation[i]	588,938
7,600	Seiko Epson Corporation	237,475
6,350	SunPower Corporation[i,j]	204,851
17,600	Take-Two Interactive Software, Inc.[i]	385,968
12,600	UbiSoft Entertainment SAi	225,318
17,200	Unisys Corporation[i]	523,912
2,900	Wincor Nixdorf AG	208,429
3,100	Workday, Inc.[i]	283,433

Shares	Common Stock (34.2%)	Value
Information Technology (3.7%) - continued
57,600	Zynga, Inc.[i]	$247,680

	Total	14,195,337

Materials (1.1%)
154,700	Arrium, Ltd.	194,646
8,200	BHP Billiton, Ltd.	277,942
22,150	Century Aluminum Company[i]	292,601
50,600	Coeur Mining, Inc.[i]	470,074
18,950	Dow Chemical Company	920,780
22,500	James Hardie Industries plc	300,557
190,000	Kobe Steel, Ltd.	252,140
16,000	Nippon Paint Company, Ltd.	242,264
16,500	Resolute Forest Products, Inc.[i]	331,485
151,000	Tokuyama Corporation	493,408
6,300	Voestalpine AG	277,257
95,000	Wilmar International, Ltd.	261,771

	Total	4,314,925

Telecommunications Services (0.8%)
7,950	AT&T, Inc.	278,806
195,400	Bezeq Israel Telecommunication Corporation, Ltd.	348,321
33,600	QSC AG	167,549
274,000	Singapore Telecommunications, Ltd.	796,440
8,400	Verizon Communications, Inc.	399,588
180,263	Vodafone Group plc	662,881
87,600	Vonage Holdings Corporation[i]	374,052

	Total	3,027,637

Utilities (1.0%)
162,300	Electricidade de Portugal SA	753,504
9,450	Empire District Electric Company	229,824
9,000	Endesa SA	324,016
18,700	Fortum Oyj	425,076
17,200	GDF Suez	470,508
62,700	Iberdrola SA	438,743
7,750	Otter Tail Corporation	238,623
7,150	PG&E Corporation	308,880
26,200	Suez Environnement Company SA	532,215

	Total	3,721,389

	Total Common Stock (cost $126,509,844)	131,116,296

Shares	Preferred Stock (3.4%)	Value
Financials (3.4%)
15,000	Affiliated Managers Group, Inc., 5.250%	384,150
5,625	Agribank FCB, 6.875%[h]	579,902
42,000	Allstate Corporation, 5.100%	1,045,800
39,710	Annaly Capital Management, Inc., 7.500%[h]	940,333
800	Bank of America Corporation, Convertible, 7.250%[h]	915,368
31,200	CHS, Inc., 7.100%[h,i]	835,224
37,225	Citigroup, Inc., 6.875%[h]	970,456
13,380	Cobank ACB, 6.250%[e,h]	1,353,889
16,000	Countrywide Capital V, 7.000%	408,000
20,000	DDR Corporation, 6.250%[h]	463,400
4,000	Farm Credit Bank of Texas, 6.750%[e,h]	408,250
19,600	Goldman Sachs Group, Inc., 5.500%[h]	467,264
225	M&T Bank Corporation, 6.375%[h]	213,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Preferred Stock (3.4%)	Value
Financials (3.4%) - continued
25,900	Morgan Stanley, 7.125%[h]	$687,127
24,500	PNC Financial Services Group, Inc., 6.125%[h]	654,395
8,000	Royal Bank of Scotland Group plc, 7.250%[h]	199,360
10,000	State Street Corporation, 5.250%[h]	224,900
28,000	US Bancorp 6.500%[h]	795,200
16,000	Wells Fargo & Company, 5.850%[h]	398,400
800	Wells Fargo & Company, Convertible, 7.500%[h]	938,400

	Total	12,883,568

Utilities (<0.1%)
1,315	Southern California Edison Company, 5.070%[h]	133,513

	Total	133,513

	Total Preferred Stock (cost $13,024,391)	13,017,081

Shares	Collateral Held for Securities Loaned (1.1%)	Value
4,326,745	Thrivent Cash Management Trust	4,326,745

	Total Collateral Held for Securities Loaned (cost $4,326,745)	4,326,745

Shares or Principal Amount	Short-Term Investments (10.5%)[k]	Value
	Federal Home Loan Bank Discount Notes
400,000	0.100%, 4/23/2014[l]	399,976
100,000	0.095%, 7/7/2014[l]	99,974
100,000	0.090%, 7/11/2014	99,975
700,000	0.087%, 7/30/2014[l]	699,797
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.110%, 7/1/2014[l]	99,972
	Thrivent Cash Management Trust
38,738,552	0.050%	38,738,552

	Total Short-Term Investments (at amortized cost)	40,138,246

	Total Investments (cost $392,662,836) 105.6%	$405,128,343

	Other Assets and Liabilities, Net (5.6%)	(21,418,425)

	Total Net Assets 100.0%	$383,709,918

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $31,071,846 or 8.1% of total net assets.

f

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of March 31, 2014.

Security	Acquisition Date	Cost
Vericrest Opportunity Loan Transferee, 4/25/2055	11/21/2013	$671,006
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	987,306

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At March 31, 2014, $699,893 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$18,137,126
Gross unrealized depreciation	(5,671,619)

Net unrealized appreciation (depreciation)	$12,465,507

Cost for federal income tax purposes	$392,662,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,108,544	–	3,108,544	–
Capital Goods	1,769,263	–	1,769,263	–
Communications Services	14,042,027	–	14,042,027	–
Consumer Cyclical	11,762,673	–	11,762,673	–
Consumer Non-Cyclical	5,339,775	–	5,339,775	–
Energy	3,031,975	–	3,031,975	–
Financials	3,551,160	–	3,551,160	–
Technology	2,673,106	1,195,508	1,477,598	–
Transportation	1,832,385	1,832,385	–	–
Utilities	2,117,404	1,673,273	444,131	–
Long-Term Fixed Income
Asset-Backed Securities	4,862,730	–	4,862,730	–
Basic Materials	4,026,745	–	4,026,745	–
Capital Goods	3,375,725	–	3,375,725	–
Collateralized Mortgage Obligations	58,597,836	–	58,597,836	–
Commercial Mortgage-Backed Securities	1,790,233	–	1,790,233	–
Communications Services	11,004,244	–	11,004,244	–
Consumer Cyclical	7,239,208	–	7,239,208	–
Consumer Non-Cyclical	9,004,678	–	9,004,678	–
Energy	6,822,168	–	6,822,168	–
Financials	32,728,420	–	32,728,420	–
Foreign Government	1,140,100	–	1,140,100	–
Mortgage-Backed Securities	15,208,250	–	15,208,250	–
Technology	2,751,595	–	2,751,595	–
Transportation	1,234,956	–	1,234,956	–
Utilities	7,514,775	–	7,514,775	–
Common Stock
Consumer Discretionary	12,738,066	7,948,733	4,789,333	–
Consumer Staples	8,246,347	6,540,050	1,706,297	–
Energy	9,459,028	4,652,373	4,806,655	–
Financials	44,348,718	31,816,470	12,532,248	–
Health Care	17,041,838	10,157,626	6,884,212	–
Industrials	14,023,011	6,497,717	7,525,294	–
Information Technology	14,195,337	11,222,358	2,972,979	–
Materials	4,314,925	2,014,940	2,299,985	–
Telecommunications Services	3,027,637	1,052,446	1,975,191	–
Utilities	3,721,389	777,327	2,944,062	–
Preferred Stock
Financials	12,883,568	10,541,527	2,342,041	–
Utilities	133,513	–	133,513	–
Collateral Held for Securities Loaned	4,326,745	4,326,745	–	–
Short-Term Investments	40,138,246	38,738,552	1,399,694	–

Total	$405,128,343	$140,988,030	$264,140,313	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	361,812	361,812	–	–

Total Asset Derivatives	$361,812	$361,812	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(94)	June 2014	($11,243,743)	($11,181,595)	$62,148
Mini MSCI EAFE Index Futures	50	June 2014	4,650,694	4,737,500	86,806
Russell 2000 Index Mini-Futures	(66)	June 2014	(7,885,940)	(7,725,300)	160,640
Ultra Long Term U.S. Treasury Bond Futures	31	June 2014	4,426,313	4,478,531	52,218
Total Futures Contracts					$361,812

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$3,011,629	$10,401,116	$9,086,000	4,326,745	$4,326,745	$5,791
Cash Management Trust- Short Term Investment	29,566,956	47,826,092	38,654,496	38,738,552	38,738,552	4,582
Total Value and Income Earned	32,578,585				43,065,297	10,373

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Opportunity Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (41.7%)[a]	Value
Basic Materials (2.5%)
	Alpha Natural Resources, Inc., Term Loan
$438,140	3.500%, 5/22/2020	$424,540
	Fortescue Metals Group, Ltd., Term Loan
203,461	4.250%, 6/30/2019	204,928
	Ineos Group Holdings, Ltd., Term Loan
253,077	3.750%, 5/4/2018	251,404
	NewPage Corporation, Term Loan
420,000	9.500%, 2/11/2021	422,802

	Total	1,303,674

Capital Goods (1.1%)
	Rexnord, LLC, Term Loan
278,600	4.000%, 8/21/2020	278,597
	Silver II Borrower, Term Loan
272,009	4.000%, 12/13/2019	271,245

	Total	549,842

Communications Services (12.5%)
	Cincinnati Bell, Inc., Term Loan
124,375	4.000%, 9/10/2020	124,298
	Clear Channel Communications, Inc., Term Loan
255,000	6.903%, 1/30/2019	249,556
	Fairpoint Communications, Term Loan
253,083	7.500%, 2/14/2019[b,c]	260,812
	Grande Communications Networks, LLC, Term Loan
253,087	4.500%, 5/29/2020	252,614
	Hargray Communications Group, Inc., Term Loan
223,312	4.750%, 6/26/2019	225,546
	IMG Worldwide, Inc., Term Loan
1,375,000	5.250%, 3/19/2021[b,c]	1,365,554
	Integra Telecom Holdings, Inc., Term Loan
253,083	5.250%, 2/22/2019	254,168
	Level 3 Communications, Inc., Term Loan
280,000	4.000%, 8/1/2019	280,630
	LTS Buyer, LLC, Term Loan
277,900	4.000%, 4/13/2020	275,991
	NTelos, Inc., Term Loan
29,773	5.750%, 11/9/2019	29,500
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
263,611	4.669%, 7/31/2018	264,051
	SBA Senior Finance II, LLC, Delayed Draw
375,000	0.000%, 3/31/2021	373,391
	SBA Senior Finance II, LLC, Term Loan
375,000	3.250%, 3/24/2021	373,328
	TNS, Inc., Term Loan
100,000	5.000%, 2/14/2020	100,417
	Univision Communications, Inc., Term Loan
253,087	4.000%, 3/1/2020	253,368
	Virgin Media Investment Holdings, Ltd., Term Loan
255,000	3.500%, 6/8/2020	254,319

Principal Amount	Bank Loans (41.7%)[a]	Value
Communications Services (12.5%) - continued
	Visant Corporation, Term Loan
$175,000	5.250%, 12/22/2016	$173,432
	WideOpenWest Finance, LLC, Term Loan
253,083	4.750%, 4/1/2019	253,161
	XO Communications, LLC, Term Loan
700,000	0.000%, 3/20/2021[b,c]	703,500
	Yankee Cable Acquisition, LLC, Term Loan
253,083	4.500%, 3/1/2020	254,791
	Zayo Group, LLC, Term Loan
253,070	4.000%, 7/2/2019	253,133

	Total	6,575,560

Consumer Cyclical (10.0%)
	Bally Technologies, Inc., Term Loan
507,450	4.250%, 11/25/2020	509,353
	Booz Allen Hamilton, Inc., Term Loan
124,055	3.750%, 7/31/2019	124,212
	Burlington Coat Factory Warehouse Corporation, Term Loan
268,929	4.250%, 2/23/2017	269,937
	Cengage Learning Aquisitions, Term Loan
725,000	0.000%, 3/31/2020[b,c]	732,554
	Cenveo Corporation, Term Loan
583,101	6.250%, 2/13/2017	590,390
	Ceridian Corporation, Term Loan
271,220	4.404%, 5/9/2017	272,170
	Chrysler Group, LLC, Term Loan
400,000	3.250%, 12/31/2018	398,168
	Golden Nugget, Inc., Delayed Draw
104,738	5.500%, 11/21/2019	106,963
	Golden Nugget, Inc., Term Loan
244,388	5.500%, 11/21/2019	249,581
	J.C. Penney Corporation, Inc., Term Loan
253,087	6.000%, 5/22/2018	251,612
	Las Vegas Sands, LLC, Term Loan
124,688	3.250%, 12/19/2020	124,472
	Marina District Finance Company, Inc., Term Loan
369,075	6.750%, 8/15/2018	373,995
	Mohegan Tribal Gaming Authority, Term Loan
748,125	5.500%, 11/19/2019	762,624
	Scientific Games International, Inc., Term Loan
254,362	4.250%, 10/18/2020	254,362
	Toys R Us, Inc., Term Loan
277,794	5.250%, 5/25/2018	231,263

	Total	5,251,656

Consumer Non-Cyclical (5.1%)
	Albertsons, Inc., Term Loan
278,600	4.750%, 3/21/2019	280,224
	JBS USA, LLC, Term Loan
1,318,532	3.750%, 5/25/2018	1,315,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Opportunity Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (41.7%)[a]	Value
Consumer Non-Cyclical (5.1%) - continued
	McGraw-Hill Global Education, LLC, Term Loan
$253,248	5.750%, 3/22/2019[b,c]	$254,830
	McJunkin Red Man Corporation, Term Loan
149,250	4.750%, 11/8/2019	150,960
	Roundy’s Supermarkets, Inc., Term Loan
217,121	5.750%, 3/3/2021	217,213
	Supervalu, Inc., Term Loan
226,010	4.500%, 3/21/2019	226,197
	Van Wagner Communications, LLC, Term Loan
246,250	6.272%, 8/3/2018	248,789

	Total	2,693,449

Energy (1.6%)
	Arch Coal, Inc., Term Loan
277,882	6.250%, 5/16/2018	273,636
	Exgen Renewables I, LLC, Term Loan
325,000	5.250%, 2/6/2021	329,469
	Pacific Drilling SA, Term Loan
253,088	4.500%, 6/3/2018	253,910

	Total	857,015

Financials (3.3%)
	Delos Finance Sarl, Term Loan
125,000	3.500%, 3/6/2021[b,c]	125,026
	Harland Clarke Holdings Corporation, Term Loan
250,219	7.000%, 5/22/2018	253,472
	TransUnion, LLC, Term Loan
1,375,000	0.000%, 3/21/2021[b,c]	1,377,296

	Total	1,755,794

Technology (2.2%)
	BMC Software, Inc., Term Loan
279,300	5.000%, 9/10/2020	279,599
	First Data Corporation Extended, Term Loan
255,000	4.155%, 3/23/2018	255,426
	Freescale Semiconductor, Inc., Term Loan
253,223	4.250%, 2/28/2020	254,091
	Infor US, Inc., Term Loan
349,125	3.750%, 6/3/2020	347,816

	Total	1,136,932

Transportation (1.0%)
	American Airlines, Inc., Term Loan
501,212	3.750%, 6/27/2019	502,556

	Total	502,556

Utilities (2.4%)
	ADS Waste Holdings, Inc., Term Loan
253,078	3.750%, 10/9/2019	252,410
	Calpine Corporation, Term Loan
748,125	4.000%, 10/31/2020	749,763

Principal Amount	Bank Loans (41.7%)[a]	Value
Utilities (2.4%) - continued
	Intergen NV, Term Loan
$253,087	5.500%, 6/15/2020	$255,302

	Total	1,257,475

	Total Bank Loans (cost $21,870,956)	21,883,953

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Asset-Backed Securities (4.8%)
	Asset Backed Securities Corporation Home Equity Loan Trust
242,207	0.294%, 7/25/2036[d]	223,963
	Bayview Opportunity Master Fund Trust IIB, LP
162,114	3.950%, 1/28/2034[e]	162,260
	Countrywide Asset-Backed Certificates
181,502	5.859%, 10/25/2046	138,347
222,023	5.530%, 4/25/2047	202,038
	Credit Based Asset Servicing and Securitization, LLC
112,232	3.839%, 12/25/2036	74,410
	First Horizon ABS Trust
513,759	0.314%, 10/25/2034[d,f]	431,629
	GMAC Mortgage Corporation Loan Trust
679,547	0.334%, 8/25/2035[d,f]	554,656
	Popular ABS Mortgage Pass-Through Trust
100,000	5.297%, 11/25/2035	84,123
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	162,038
196,485	5.285%, 1/25/2037	106,464
	Wachovia Asset Securitization, Inc.
438,276	0.294%, 7/25/2037[d,f,g]	373,104

	Total	2,513,032

Basic Materials (1.6%)
	ArcelorMittal
100,000	6.000%, 3/1/2021	106,625
	Dow Chemical Company
24,000	8.550%, 5/15/2019	30,731
	First Quantum Minerals, Ltd.
75,000	7.000%, 2/15/2021[e]	76,313
	FMG Resources Pty. Ltd.
64,810	6.875%, 2/1/2018[e]	68,294
	Freeport-McMoRan Copper & Gold, Inc.
30,000	2.375%, 3/15/2018	29,914
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
64,810	8.875%, 2/1/2018	67,402
	Ineos Finance plc
80,000	7.500%, 5/1/2020[e]	87,800
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	28,950
24,000	6.000%, 11/15/2021	28,112
	Minsur SA
63,000	6.250%, 2/7/2024[e]	66,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Opportunity Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Basic Materials (1.6%) - continued
	Mosaic Company
$20,000	3.750%, 11/15/2021	$20,099
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[e]	104,020
	Trinseo Materials Operating SCA
82,000	8.750%, 2/1/2019	88,047
	Vale Overseas, Ltd.
30,000	6.250%, 1/23/2017	33,523
	Xstrata Finance Canada, Ltd.
20,000	2.050%, 10/23/2015[e]	20,230

	Total	856,210

Capital Goods (1.2%)
	BAE Systems plc
38,000	3.500%, 10/11/2016[e]	39,701
	Cemex Finance, LLC
64,810	9.375%, 10/12/2017[e]	76,071
	CNH Capital, LLC
64,810	3.625%, 4/15/2018	65,944
	Crown Americas Capital Corporation IV
80,000	4.500%, 1/15/2023	76,400
	Eaton Corporation
20,000	1.500%, 11/2/2017	19,904
	Harsco Corporation
30,000	2.700%, 10/15/2015	30,255
	Nortek, Inc.
64,810	8.500%, 4/15/2021	72,425
	Reynolds Group Issuer, Inc.
64,810	9.875%, 8/15/2019	72,425
	Roper Industries, Inc.
30,000	1.850%, 11/15/2017	30,127
34,000	2.050%, 10/1/2018	33,436
	Textron, Inc.
38,000	4.625%, 9/21/2016	40,836
	United Rentals North America, Inc.
77,000	7.375%, 5/15/2020	84,989

	Total	642,513

Collateralized Mortgage Obligations (8.0%)
	Citicorp Mortgage Securities, Inc.
49,206	6.000%, 7/25/2037	49,176
	CitiMortgage Alternative Loan Trust
168,452	5.750%, 4/25/2037	145,366
	Countrywide Alternative Loan Trust
43,181	5.500%, 10/25/2035	39,961
82,050	5.500%, 2/25/2036	75,221
116,983	6.000%, 1/25/2037	103,466
251,577	5.500%, 5/25/2037	211,519
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
145,412	0.899%, 4/25/2047[d]	125,385
	GMAC Mortgage Corporation Loan Trust
87,803	4.696%, 9/19/2035	86,501
	GSR Mortgage Loan Trust
31,600	0.344%, 8/25/2046[d]	30,620
	Impac CMB Trust
282,728	0.674%, 4/25/2035[d]	261,585
50,711	0.794%, 8/25/2035[d]	44,423

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Collateralized Mortgage Obligations (8.0%) - continued
	J.P. Morgan Alternative Loan Trust
$115,113	6.500%, 3/25/2036	$104,958
	J.P. Morgan Mortgage Trust
136,195	6.500%, 1/25/2035	134,874
121,150	2.678%, 6/25/2035	122,708
200,577	2.618%, 7/25/2035	201,334
243,940	2.858%, 8/25/2035	245,289
320,913	2.440%, 6/25/2036	289,329
61,538	2.657%, 10/25/2036	51,730
	MLCC Mortgage Investors, Inc.
272,106	0.814%, 8/25/2029[d]	271,748
	Morgan Stanley Mortgage Loan Trust
150,561	5.177%, 11/25/2035	112,501
	Residential Accredit Loans, Inc.
107,303	5.500%, 12/25/2034	109,371
167,257	3.560%, 9/25/2035	139,053
	Sequoia Mortgage Trust
262,323	0.467%, 11/20/2034[d]	262,276
	Vericrest Opportunity Loan Transferee
99,160	3.625%, 3/25/2054[g]	99,557
	WaMu Mortgage Pass Through Certificates
155,500	2.409%, 10/25/2036	134,511
46,740	2.397%, 8/25/2046	40,331
	Wells Fargo Mortgage Backed Securities Trust
196,948	5.000%, 3/25/2021	201,538
284,505	2.615%, 3/25/2036	286,516
133,370	2.624%, 4/25/2036	129,051
70,534	6.000%, 7/25/2037	68,923

	Total	4,178,821

Commercial Mortgage-Backed Securities (0.9%)
	Bear Stearns Commercial Mortgage Securities, Inc.
7,220	5.664%, 6/11/2040	7,209
	Credit Suisse Mortgage Capital Certificates
118,000	5.509%, 9/15/2039	126,980
	Government National Mortgage Association
65,454	2.164%, 3/16/2033	65,776
	LB-UBS Commercial Mortgage Trust
272,786	4.786%, 10/15/2029	274,801

	Total	474,766

Communications Services (3.9%)
	AMC Networks, Inc.
64,810	7.750%, 7/15/2021	73,073
	America Movil SAB de CV
26,000	5.000%, 10/16/2019	28,730
	American Tower Corporation
38,000	7.000%, 10/15/2017	44,141
	AT&T, Inc.
50,000	2.400%, 8/15/2016	51,514
	British Telecommunications plc
30,000	1.250%, 2/14/2017	29,913
	CBS Corporation
39,000	8.875%, 5/15/2019	50,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Opportunity Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Communications Services (3.9%) - continued
	CC Holdings GS V, LLC
$67,000	2.381%, 12/15/2017	$67,004
	CCO Holdings, LLC
64,810	7.000%, 1/15/2019	68,537
	CenturyLink, Inc.
64,810	5.625%, 4/1/2020	68,132
	Cequel Communications Escrow 1, LLC
80,000	6.375%, 9/15/2020[e]	83,600
	Columbus International, Inc.
70,000	7.375%, 3/30/2021[e]	72,012
	Cox Communications, Inc.
30,000	9.375%, 1/15/2019[e]	38,182
	Digicel, Ltd.
64,810	6.000%, 4/15/2021[e]	66,268
	DIRECTV Holdings, LLC
31,000	3.500%, 3/1/2016	32,403
29,000	5.875%, 10/1/2019	33,255
	Hughes Satellite Systems Corporation
77,000	6.500%, 6/15/2019	84,507
	Intelsat Jackson Holdings SA
64,810	7.250%, 10/15/2020	70,319
	Level 3 Financing, Inc.
77,000	8.625%, 7/15/2020	86,336
	NBC Universal Enterprise, Inc.
39,000	1.662%, 4/15/2018[e]	38,281
	SBA Tower Trust
40,000	5.101%, 4/17/2017[e]	42,812
	Sprint Communications, Inc.
64,810	9.000%, 11/15/2018[e]	79,230
	Telefonica Emisiones SAU
48,000	3.992%, 2/16/2016	50,333
30,000	3.192%, 4/27/2018	30,726
	Time Warner Cable, Inc.
65,000	5.000%, 2/1/2020	70,987
	T-Mobile USA, Inc.
125,000	6.633%, 4/28/2021	134,375
	Univision Communications, Inc.
100,000	7.875%, 11/1/2020[e]	110,500
	UPCB Finance V, Ltd.
100,000	7.250%, 11/15/2021[e]	110,250
	Verizon Communications, Inc.
42,000	2.500%, 9/15/2016	43,490
33,000	1.984%, 9/14/2018[d]	34,656
40,000	3.650%, 9/14/2018	42,581
20,000	2.550%, 6/17/2019	20,115
	WideOpenWest Finance, LLC
100,000	10.250%, 7/15/2019	113,500
	Wind Acquisition Finance SA
64,810	11.750%, 7/15/2017[e]	68,294

	Total	2,038,057

Consumer Cyclical (3.1%)
	AMC Entertainment, Inc.
79,000	5.875%, 2/15/2022[e]	80,383
	Brookfield Residential Properties, Inc.
100,000	6.500%, 12/15/2020[e]	106,500
75,000	6.125%, 7/1/2022[e]	77,438
	Chrysler Group, LLC
64,810	8.250%, 6/15/2021	73,316
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	76,900

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Consumer Cyclical (3.1%) - continued
	Daimler Finance North America, LLC
$21,000	1.875%, 1/11/2018[e]	$20,911
	Delphi Corporation
30,000	6.125%, 5/15/2021	33,375
	Ford Motor Credit Company, LLC
45,000	3.984%, 6/15/2016	47,681
30,000	1.500%, 1/17/2017	29,911
25,000	3.000%, 6/12/2017	25,966
38,000	5.000%, 5/15/2018	41,942
	General Motors Company
30,000	3.500%, 10/2/2018[e]	30,563
	General Motors Financial Company, Inc.
64,810	3.250%, 5/15/2018	65,377
	GLP Capital, LP
85,000	4.875%, 11/1/2020[e]	87,231
	Hilton Worldwide Finance, LLC
100,000	5.625%, 10/15/2021[e]	104,500
	Hyundai Capital America
30,000	1.450%, 2/6/2017[e]	29,843
	Jaguar Land Rover Automotive plc
77,000	5.625%, 2/1/2023[e]	80,272
	KB Home
71,000	4.750%, 5/15/2019	71,533
	L Brands, Inc.
77,000	6.625%, 4/1/2021	86,529
	Macy’s Retail Holdings, Inc.
36,000	7.450%, 7/15/2017	42,444
	MGM Resorts International
70,000	5.250%, 3/31/2020	72,100
	Nissan Motor Acceptance Corporation
22,000	0.786%, 3/3/2017[d,e]	22,038
	Royal Caribbean Cruises, Ltd.
64,810	5.250%, 11/15/2022	66,430
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	53,300
	TRW Automotive, Inc.
22,000	7.250%, 3/15/2017[e]	25,107
	West Corporation
64,810	8.625%, 10/1/2018	69,509
	Wynn Las Vegas, LLC
77,000	5.375%, 3/15/2022	80,369

	Total	1,601,468

Consumer Non-Cyclical (3.4%)
	AbbVie, Inc.
40,000	1.750%, 11/6/2017	40,126
21,000	2.000%, 11/6/2018	20,825
	Altria Group, Inc.
48,000	9.700%, 11/10/2018	63,006
	Anheuser-Busch InBev Worldwide, Inc.
30,000	7.750%, 1/15/2019	37,162
	Beam, Inc.
26,000	5.375%, 1/15/2016	27,799
	Biomet, Inc.
64,810	6.500%, 8/1/2020	69,800
	Boston Scientific Corporation
30,000	2.650%, 10/1/2018	30,226
	Celgene Corporation
48,000	1.900%, 8/15/2017	48,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Opportunity Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Consumer Non-Cyclical (3.4%) - continued
	CHS/Community Health Systems, Inc.
$77,000	7.125%, 7/15/2020	$83,545
	ConAgra Foods, Inc.
40,000	2.100%, 3/15/2018	39,802
	Coventry Health Care, Inc.
19,000	5.950%, 3/15/2017	21,402
	CVS Caremark Corporation
24,000	2.250%, 12/5/2018	24,019
	Emergency Medical Services Corporation
41,810	8.125%, 6/1/2019	44,684
	Express Scripts Holding Company
30,000	2.650%, 2/15/2017	31,025
	Fresenius Medical Care US Finance, Inc.
64,810	5.750%, 2/15/2021[e]	68,942
	Gilead Sciences, Inc.
20,000	3.050%, 12/1/2016	21,031
	Hawk Acquisition Sub, Inc.
77,000	4.250%, 10/15/2020[e]	75,749
	HCA, Inc.
64,810	4.750%, 5/1/2023	64,081
	IMS Health, Inc.
75,000	6.000%, 11/1/2020[e]	78,937
	JBS Finance II, Ltd.
64,810	8.250%, 1/29/2018[g]	69,347
	Kroger Company
52,000	1.200%, 10/17/2016	52,052
	Lorillard Tobacco Company
30,000	8.125%, 6/23/2019	37,082
	McKesson Corporation
43,000	1.292%, 3/10/2017	42,893
	Medco Health Solutions, Inc.
17,000	7.125%, 3/15/2018	20,058
	Mondelez International, Inc.
20,000	2.250%, 2/1/2019	19,817
	Mylan, Inc.
40,000	1.350%, 11/29/2016	40,073
	Pernod Ricard SA
26,000	2.950%, 1/15/2017[e]	26,945
26,000	5.750%, 4/7/2021[e]	29,515
	Perrigo Company, Ltd.
20,000	1.300%, 11/8/2016[e]	19,959
26,000	2.300%, 11/8/2018[e]	25,718
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021	65,134
	SABMiller plc
30,000	6.500%, 7/15/2018[e]	35,175
	Safeway, Inc.
40,000	3.400%, 12/1/2016	41,889
	Spectrum Brands Escrow Corporation
77,000	6.375%, 11/15/2020	83,352
	Tenet Healthcare Corporation
75,000	8.125%, 4/1/2022	83,813
	Thermo Fisher Scientific, Inc.
30,000	1.300%, 2/1/2017	29,819
30,000	2.400%, 2/1/2019	29,875
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[e]	71,615
	Watson Pharmaceuticals, Inc.
57,000	1.875%, 10/1/2017	56,744

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Consumer Non-Cyclical (3.4%) - continued
	WM Wrigley Jr. Company
$20,000	2.000%, 10/20/2017[e]	$20,048

	Total	1,791,508

Energy (2.4%)
	BP Capital Markets plc
30,000	0.656%, 11/7/2016[d]	30,124
	CNOOC, Ltd.
30,000	1.125%, 5/9/2016	29,991
	Concho Resources, Inc.
64,810	6.500%, 1/15/2022	70,643
	Continental Resources, Inc.
40,000	7.125%, 4/1/2021	45,250
	Devon Energy Corporation
30,000	1.200%, 12/15/2016	30,000
	Energy Transfer Partners, LP
26,000	6.700%, 7/1/2018	30,198
	Energy XXI Gulf Coast, Inc.
80,000	7.750%, 6/15/2019	85,800
	EQT Corporation
5,000	5.150%, 3/1/2018	5,413
26,000	8.125%, 6/1/2019	31,725
	Harvest Operations Corporation
64,810	6.875%, 10/1/2017	69,995
	Hess Corporation
20,000	8.125%, 2/15/2019	25,039
	Kodiak Oil & Gas Corporation
64,810	5.500%, 1/15/2021	66,511
	Linn Energy, LLC
64,810	8.625%, 4/15/2020	70,400
	Lukoil International Finance BV
26,000	3.416%, 4/24/2018[e]	25,291
	MEG Energy Corporation
77,000	6.375%, 1/30/2023[e]	79,695
	Oasis Petroleum, Inc.
77,000	6.875%, 1/15/2023	83,545
	Offshore Group Investment, Ltd.
100,000	7.500%, 11/1/2019	106,500
	Petrobras Global Finance BV
40,000	2.000%, 5/20/2016	39,650
75,000	3.113%, 3/17/2020[d]	74,925
	Petroleos Mexicanos
53,000	3.125%, 1/23/2019[e]	54,272
	Range Resources Corporation
91,382	5.000%, 8/15/2022	93,210
	Suncor Energy, Inc.
20,000	6.100%, 6/1/2018	23,100
	Transocean, Inc.
32,000	6.000%, 3/15/2018	35,586
	Weatherford International, Ltd.
28,000	6.000%, 3/15/2018	31,538
18,000	9.625%, 3/1/2019	23,367

	Total	1,261,768

Financials (8.2%)
	Abbey National Treasury Services plc
26,000	3.050%, 8/23/2018	26,769
	ABN AMRO Bank NV
30,000	2.500%, 10/30/2018[e]	29,963
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	105,750
	American International Group, Inc.
50,000	8.250%, 8/15/2018	62,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Opportunity Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Financials (8.2%) - continued
	ANZ New Zealand International, Ltd.
$30,000	1.400%, 4/27/2017[e]	$29,906
	Aviation Capital Group Corporation
20,000	3.875%, 9/27/2016[e]	20,718
	Bank of America Corporation
10,000	6.500%, 8/1/2016	11,201
39,000	5.750%, 8/15/2016	42,724
50,000	5.750%, 12/1/2017	56,607
20,000	2.000%, 1/11/2018	19,963
80,000	1.304%, 3/22/2018[d]	80,878
65,000	5.650%, 5/1/2018	73,478
30,000	2.600%, 1/15/2019	30,118
	Bank of Nova Scotia
30,000	1.100%, 12/13/2016	30,127
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
40,000	0.645%, 3/10/2017[d,e]	40,024
	Banque Federative du Credit Mutuel SA
30,000	1.087%, 1/20/2017[d,e]	30,083
	Barclays Bank plc
20,000	5.140%, 10/14/2020	21,203
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,012
	BBVA Banco Continental SA
38,000	2.250%, 7/29/2016[e]	38,000
	BBVA International Preferred SA Unipersonal
115,000	5.919%, 12/29/2049[h]	114,425
	BBVA US Senior SAU
43,000	4.664%, 10/9/2015	45,159
	Bear Stearns Companies, LLC
50,000	6.400%, 10/2/2017	57,709
	BNP Paribas SA
32,000	1.250%, 12/12/2016	32,000
30,000	2.375%, 9/14/2017	30,727
	BPCE SA
30,000	1.625%, 2/10/2017	29,958
57,000	5.150%, 7/21/2024[e]	56,706
	Branch Banking and Trust Company
30,000	0.666%, 12/1/2016[d]	30,111
	Capital One Financial Corporation
43,000	6.150%, 9/1/2016	47,988
	CIT Group, Inc.
80,000	3.875%, 2/19/2019	80,875
	Citigroup, Inc.
50,000	5.500%, 2/15/2017	55,191
42,000	6.000%, 8/15/2017	47,605
30,000	8.500%, 5/22/2019	38,222
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
45,000	4.625%, 12/1/2023	46,307
	Credit Agricole SA
30,000	1.625%, 4/15/2016[e]	30,419
	Credit Suisse Group AG
57,000	7.500%, 12/11/2049[e,h]	61,916
	CyrusOne, LP
64,810	6.375%, 11/15/2022	68,375
	DDR Corporation
20,000	9.625%, 3/15/2016	23,166
	Denali Borrower, LLC
122,000	5.625%, 10/15/2020[e]	124,135

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Financials (8.2%) - continued
	Discover Bank
$10,000	8.700%, 11/18/2019	$12,569
	Discover Financial Services
20,000	6.450%, 6/12/2017	22,719
	Fifth Third Bancorp
48,000	5.450%, 1/15/2017	52,998
	General Electric Capital Corporation
50,000	5.625%, 9/15/2017	56,730
18,000	1.625%, 4/2/2018	17,906
	Genworth Financial, Inc.
32,000	7.700%, 6/15/2020	38,988
	Goldman Sachs Group, Inc.
10,000	3.700%, 8/1/2015	10,370
38,000	6.250%, 9/1/2017	43,395
10,000	2.375%, 1/22/2018	10,066
20,000	2.625%, 1/31/2019	19,949
30,000	7.500%, 2/15/2019	36,294
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	52,098
	HBOS plc
40,000	6.750%, 5/21/2018[e]	45,318
	HCP, Inc.
19,000	3.750%, 2/1/2016	20,001
25,000	3.750%, 2/1/2019	26,342
	Health Care REIT, Inc.
26,000	4.700%, 9/15/2017	28,412
	HSBC Finance Corporation
40,000	6.676%, 1/15/2021	46,678
	Huntington National Bank
30,000	1.300%, 11/20/2016	30,093
	Icahn Enterprises, LP
110,000	6.000%, 8/1/2020[e]	116,600
	ING Bank NV
20,000	3.750%, 3/7/2017[e]	21,261
57,000	5.800%, 9/25/2023[e]	60,787
	ING Capital Funding Trust III
25,000	3.834%, 12/29/2049[d,h]	24,937
	International Lease Finance Corporation
26,000	2.183%, 6/15/2016[d]	26,195
85,000	5.875%, 4/1/2019	92,862
	Intesa Sanpaolo SPA
18,000	3.625%, 8/12/2015[e]	18,468
10,000	3.875%, 1/16/2018	10,350
32,000	3.875%, 1/15/2019	32,549
	J.P. Morgan Chase & Company
40,000	3.450%, 3/1/2016	41,889
20,000	0.756%, 2/15/2017[d]	20,017
35,000	2.000%, 8/15/2017	35,481
20,000	6.300%, 4/23/2019	23,514
49,000	7.900%, 4/29/2049[h]	55,370
125,000	6.750%, 8/29/2049[h]	131,563
	KeyCorp
30,000	2.300%, 12/13/2018	29,891
	Kookmin Bank
30,000	1.114%, 1/27/2017[d,e]	30,121
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[e]	10,762
	Liberty Property, LP
42,000	5.500%, 12/15/2016	46,228
	Macquarie Bank, Ltd.
30,000	5.000%, 2/22/2017[e]	32,733

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Opportunity Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Financials (8.2%) - continued
	Mizuho Corporate Bank, Ltd.
$30,000	1.550%, 10/17/2017[e]	$29,754
	Morgan Stanley
30,000	4.750%, 4/1/2014	30,000
40,000	1.750%, 2/25/2016	40,516
50,000	6.250%, 8/28/2017	57,224
20,000	2.500%, 1/24/2019	19,944
26,000	4.875%, 11/1/2022	27,320
	Murray Street Investment Trust I
60,000	4.647%, 3/9/2017	64,808
	National City Corporation
20,000	6.875%, 5/15/2019	23,690
	Nomura Holdings, Inc.
30,000	2.000%, 9/13/2016	30,373
21,000	2.750%, 3/19/2019	20,873
	PNC Bank NA
40,000	1.150%, 11/1/2016	40,098
	Prologis, LP
25,000	6.625%, 5/15/2018	29,089
	Prudential Covered Trust
33,600	2.997%, 9/30/2015[e]	34,490
	Realty Income Corporation
33,000	2.000%, 1/31/2018	32,637
	Regions Bank
40,000	7.500%, 5/15/2018	47,208
	Reinsurance Group of America, Inc.
40,000	5.625%, 3/15/2017	43,797
	Royal Bank of Scotland Group plc
30,000	5.050%, 1/8/2015	30,700
22,000	1.173%, 3/31/2017[d]	22,026
57,000	7.640%, 3/29/2049[h]	57,855
57,000	7.648%, 8/29/2049[h]	61,275
	Santander US Debt SAU
29,000	3.781%, 10/7/2015[e]	29,993
	SLM Corporation
20,000	6.250%, 1/25/2016	21,500
	Societe Generale SA
30,000	5.750%, 4/20/2016[e]	32,400
	Sumitomo Mitsui Banking Corporation
60,000	1.300%, 1/10/2017	60,000
	Suncorp-Metway, Ltd.
20,000	0.933%, 3/28/2017[d,e]	20,000
	Swiss RE Capital I, LP
30,000	6.854%, 5/29/2049[e,h]	32,100
	Ventas Realty, LP
40,000	1.550%, 9/26/2016	40,351
	Voya Financial, Inc.
30,000	2.900%, 2/15/2018	30,739
	Wells Fargo & Company
20,000	1.250%, 7/20/2016	20,168
	Westpac Banking Corporation
30,000	0.665%, 11/25/2016 [d]	30,094

	Total	4,302,544

Foreign Government (1.1%)
	Azerbaijan Government International Bond
200,000	4.750%, 3/18/2024[e]	200,800
	Bahama Government International Bond
50,000	5.750%, 1/16/2024[e]	50,275

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Foreign Government (1.1%) - continued
	Colombia Government International Bond
$45,000	2.625%, 3/15/2023	$40,500
	Hungary Government International Bond
80,000	4.000%, 3/25/2019	79,440
	Poland Government International Bond
53,000	4.000%, 1/22/2024	53,278
	Slovenia Government International Bond
70,000	4.125%, 2/18/2019[e]	72,380
	Turkey Government International Bond
60,000	6.625%, 2/17/2045	63,225

	Total	559,898

Mortgage-Backed Securities (7.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
200,000	3.000%, 4/1/2029[c]	205,250
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
55,725	5.500%, 9/1/2024	61,362
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
200,000	4.000%, 4/1/2044[c]	207,477
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
350,000	3.500%, 4/1/2029[c]	366,953
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
411,480	6.000%, 8/1/2024	462,184
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
700,000	3.500%, 4/1/2044[c]	704,156
750,000	4.000%, 4/1/2044[c]	779,531
950,000	4.500%, 4/1/2044[c]	1,013,383

	Total	3,800,296

Technology (1.3%)
	Alliance Data Systems Corporation
64,810	6.375%, 4/1/2020[e]	69,023
	Amkor Technology, Inc.
100,000	6.625%, 6/1/2021	106,750
	BMC Software Finance, Inc.
64,810	8.125%, 7/15/2021[e]	68,212
	CommScope, Inc.
59,000	8.250%, 1/15/2019[e]	63,867
	EMC Corporation
20,000	1.875%, 6/1/2018	19,987
	First Data Corporation
64,810	7.375%, 6/15/2019[e]	69,671
	Freescale Semiconductor, Inc.
105,000	6.000%, 1/15/2022[e]	111,431
	Hewlett-Packard Company
40,000	5.400%, 3/1/2017	44,428
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	68,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Opportunity Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Technology (1.3%) - continued
	Tyco Electronics Group SA
$38,000	6.550%, 10/1/2017	$43,942
	Xerox Corporation
38,000	7.200%, 4/1/2016	42,456

	Total	708,628

Transportation (0.7%)
	American Airlines Pass Through Trust
19,408	4.950%, 1/15/2023[e]	20,815
	Avis Budget Car Rental, LLC
64,810	8.250%, 1/15/2019	69,509
	Continental Airlines, Inc.
61,526	6.250%, 4/11/2020	66,025
	Delta Air Lines, Inc.
30,196	4.950%, 5/23/2019	32,914
24,178	4.750%, 5/7/2020	26,144
	Hertz Corporation
77,000	6.750%, 4/15/2019	82,486
	Kansas City Southern de Mexico SA de CV
38,000	0.935%, 10/28/2016[d]	38,193
	United Air Lines, Inc.
37,004	10.400%, 11/1/2016	41,999

	Total	378,085

Utilities (2.2%)
	Access Midstream Partners, LP
100,000	4.875%, 5/15/2023	100,750
	AES Corporation
64,810	7.375%, 7/1/2021	73,884
	Atlas Pipeline Partners, LP
77,000	4.750%, 11/15/2021	73,150
	Buckeye Partners, LP
52,000	2.650%, 11/15/2018	51,593
	Calpine Corporation
100,000	6.000%, 1/15/2022[e]	105,000
	Constellation Energy Group, Inc.
25,000	5.150%, 12/1/2020	27,304
	DCP Midstream Operating, LP
26,000	2.500%, 12/1/2017	26,430
	Dominion Resources, Inc.
40,000	1.250%, 3/15/2017	39,909
	Electricite de France
30,000	0.694%, 1/20/2017[d,e]	30,094
57,000	5.625%, 12/29/2049[e,h]	57,464
	Enel Finance International NV
20,000	3.875%, 10/7/2014[e]	20,307
26,000	5.125%, 10/7/2019[e]	28,506
	Enterprise Products Operating, LLC
70,000	7.000%, 6/1/2067	73,500
	Exelon Generation Company, LLC
24,000	6.200%, 10/1/2017	27,118
20,000	5.200%, 10/1/2019	21,862
	MidAmerican Energy Holdings Company
47,000	1.100%, 5/15/2017[e]	46,601
20,000	5.750%, 4/1/2018	22,765
	NiSource Finance Corporation
40,000	6.400%, 3/15/2018	46,139
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	67,240
	ONEOK Partners, LP
20,000	6.150%, 10/1/2016	22,358

Principal Amount	Long-Term Fixed Income (50.0%)	Value
Utilities (2.2%) - continued
$26,000	2.000%, 10/1/2017	$26,115
26,000	3.200%, 9/15/2018	26,816
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	29,516
	Panhandle Eastern Pipe Line Company, LP
30,000	6.200%, 11/1/2017	34,163
	PG&E Corporation
22,000	2.400%, 3/1/2019	21,857
	PPL Capital Funding, Inc.
40,000	1.900%, 6/1/2018	39,350

	Total	1,139,791

	Total Long-Term Fixed Income (cost $25,857,321)	26,247,385

Shares	Common Stock (4.8%)	Value
Financials (4.8%)
17,049	Aberdeen Asia-Pacific Income Fund, Inc.	104,169
6,700	iShares J.P. Morgan USD Emerging Markets Bond ETF	746,514
6,900	iShares MSCI Emerging Markets Minimum Volatility ETF	394,680
19,220	MFS Intermediate Income Trust	99,560
11,920	Nuveen Quality Preferred Income Fund II	103,466
4,777	Templeton Emerging Markets Income Fund	66,973
13,020	Templeton Global Income Fund	104,681
11,100	Vanguard MSCI Emerging Markets ETF	450,438
2,725	Vanguard Short-Term Corporate Bond ETF	217,945
6,010	Western Asset Emerging Markets Debt Fund, Inc.	104,574
16,794	Western Asset High Income Opportunity Fund, Inc.	101,604

	Total	2,494,604

	Total Common Stock (cost $2,424,446)	2,494,604

Shares	Preferred Stock (1.6%)	Value
Financials (1.5%)
2,850	Affiliated Managers Group, Inc., 5.250%	72,988
855	Agribank FCB, 6.875%[h]	88,145
52	Bank of America Corporation, Convertible, 7.250%[h]	59,499
2,280	CHS, Inc., 7.100%[h,i]	61,036
4,620	Citigroup, Inc., 6.875%[h]	120,443
1,135	Farm Credit Bank of Texas, 6.750%[e,h]	115,841
92	M&T Bank Corporation, 6.375%[h]	87,400
2,300	Morgan Stanley, 7.125%[h]	61,019
1,539	US Bancorp 6.500%[h]	43,708
57	Wells Fargo & Company, Convertible, 7.500%[h]	66,861

	Total	776,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Opportunity Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Preferred Stock (1.6%)	Value
Utilities (0.1%)
865	Southern California Edison Company, 5.070%[h]	$87,825

	Total	87,825

	Total Preferred Stock (cost $849,788)	864,765

Shares or Principal Amount	Short-Term Investments (16.6%)[j]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.090%, 7/30/2014[k]	99,972
	Thrivent Cash Management Trust
8,424,167	0.050%	8,424,167
	U.S. Treasury Bill
200,000	0.070%, 6/12/2014	199,974

	Total Short-Term Investments (at amortized cost)	8,724,113

	Total Investments (cost $59,726,624) 114.7%	$60,214,820

	Other Assets and Liabilities, Net (14.7%)	(7,731,279)

	Total Net Assets 100.0%	$52,483,541

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $4,793,859 or 9.1% of total net assets.

f	All or a portion of the security is insured or guaranteed.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Portfolio owned as of March 31, 2014.

Security	Acquisition Date	Cost
JBS Finance II, Ltd., 1/29/2018	8/19/2013	$67,556
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	98,731
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	438,277

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At March 31, 2014, $99,972 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,005,495
Gross unrealized depreciation	(517,299)

Net unrealized appreciation (depreciation)	$488,196

Cost for federal income tax purposes	$59,726,624

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Opportunity Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,303,674	–	1,303,674	–
Capital Goods	549,842	–	549,842	–
Communications Services	6,575,560	–	6,575,560	–
Consumer Cyclical	5,251,656	–	5,251,656	–
Consumer Non-Cyclical	2,693,449	–	2,693,449	–
Energy	857,015	–	857,015	–
Financials	1,755,794	–	1,755,794	–
Technology	1,136,932	–	1,136,932	–
Transportation	502,556	–	502,556	–
Utilities	1,257,475	–	1,257,475	–
Long-Term Fixed Income
Asset-Backed Securities	2,513,032	–	2,513,032	–
Basic Materials	856,210	–	856,210	–
Capital Goods	642,513	–	642,513	–
Collateralized Mortgage Obligations	4,178,821	–	4,178,821	–
Commercial Mortgage-Backed Securities	474,766	–	474,766	–
Communications Services	2,038,057	–	2,038,057	–
Consumer Cyclical	1,601,468	–	1,601,468	–
Consumer Non-Cyclical	1,791,508	–	1,791,508	–
Energy	1,261,768	–	1,261,768	–
Financials	4,302,544	–	4,302,544	–
Foreign Government	559,898	–	559,898	–
Mortgage-Backed Securities	3,800,296	–	3,800,296	–
Technology	708,628	–	708,628	–
Transportation	378,085	–	378,085	–
Utilities	1,139,791	–	1,139,791	–
Common Stock
Financials	2,494,604	2,494,604	–	–
Preferred Stock
Financials	776,940	572,954	203,986	–
Utilities	87,825	–	87,825	–
Short-Term Investments	8,724,113	8,424,167	299,946	–

Total	$60,214,820	$11,491,725	$48,723,095	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	25,480	25,480	–	–

Total Asset Derivatives	$25,480	$25,480	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(20)	June 2014	($2,392,752)	($2,379,063)	$13,689
Ultra Long Term U.S. Treasury Bond Futures	7	June 2014	999,490	1,011,281	11,791
Total Futures Contracts					$25,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Opportunity Income Plus Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Short Term Investment	$4,568,156	$19,622,052	$15,766,041	8,424,167	$8,424,167	$867
Total Value and Income Earned	4,568,156				8,424,167	867

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Partner Technology Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.1%)	Value
Communications Equipment (6.6%)
24,587	Calix, Inc.[a]	$207,269
38,898	QUALCOMM, Inc.	3,067,496

	Total	3,274,765

Computers & Peripherals (13.2%)
6,818	Apple, Inc.	3,659,493
17,917	Electronics for Imaging, Inc.[a]	775,985
78,840	EMC Corporation	2,161,005

	Total	6,596,483

Consumer Discretionary (7.3%)
6,244	Amazon.com, Inc.[a]	2,101,231
3,584	Coupons.com, Inc.[a]	88,346
1,205	Priceline.com, Inc.[a]	1,436,227

	Total	3,625,804

Electronic Equipment, Instruments & Components (2.1%)
11,431	Amphenol Corporation	1,047,651

	Total	1,047,651

Financials (5.1%)
21,374	American Tower Corporation	1,749,889
4,174	IntercontinentalExchange, Inc.	825,743

	Total	2,575,632

Internet Software & Services (23.4%)
23,587	eBay, Inc.[a]	1,302,946
10,673	Equinix, Inc.[a]	1,972,797
28,871	Facebook, Inc.[a]	1,739,189
2,723	Google, Inc.[a]	3,034,811
9,540	LinkedIn Corporation[a]	1,764,328
44,603	Pandora Media, Inc.[a]	1,352,363
3,920	Twitter, Inc.[a]	182,946
11,317	Yandex NVa	341,660

	Total	11,691,040

IT Consulting & Services (5.1%)
20,031	Cognizant Technology Solutions Corporation[a]	1,013,769
7,146	FleetCor Technologies, Inc.[a]	822,504
21,513	InterXion Holding NVa	515,882
8,615	TriNet Group, Inc.[a]	183,586

	Total	2,535,741

Semiconductors & Semiconductor Equipment (6.3%)
22,779	Altera Corporation	825,511
12,444	Hittite Microwave Corporation	784,469
28,566	Xilinx, Inc.	1,550,277

	Total	3,160,257

Software (23.0%)
20,304	Adobe Systems, Inc.[a]	1,334,785
15,302	CommVault Systems, Inc.[a]	993,865
25,287	Guidewire Software, Inc.[a]	1,240,327
19,538	Microsoft Corporation	800,863
15,311	NetSuite, Inc.[a]	1,451,942
47,173	Oracle Corporation	1,929,847
24,017	Salesforce.com, Inc.[a]	1,371,131
25,203	ServiceNow, Inc.[a]	1,510,164
5,883	Solarwinds, Inc.[a]	250,792
5,407	VMware, Inc.[a]	584,064

	Total	11,467,780

Shares	Common Stock (98.1%)	Value
Telecommunications Services (6.0%)
22,072	SBA Communications Corporation[a]	$2,007,669
31,956	TW Telecom, Inc.[a]	998,945

	Total	3,006,614

	Total Common Stock (cost $36,322,215)	48,981,767

Shares or Principal Amount	Short-Term Investments (1.8%)[b]	Value
	Thrivent Cash Management Trust
887,028	0.050%	887,028

	Total Short-Term Investments (at amortized cost)	887,028

	Total Investments (cost $37,209,243) 99.9%	$49,868,795

	Other Assets and Liabilities, Net 0.1%	39,080

	Total Net Assets 100.0%	$49,907,875

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,171,867
Gross unrealized depreciation	(512,315)

Net unrealized appreciation (depreciation)	$12,659,552

Cost for federal income tax purposes	$37,209,243

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Partner Technology Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	3,274,765	3,274,765	–	–
Computers & Peripherals	6,596,483	6,596,483	–	–
Consumer Discretionary	3,625,804	3,625,804	–	–
Electronic Equipment, Instruments & Components	1,047,651	1,047,651	–	–
Financials	2,575,632	2,575,632	–	–
Internet Software & Services	11,691,040	11,691,040	–	–
IT Consulting & Services	2,535,741	2,535,741	–	–
Semiconductors & Semiconductor Equipment	3,160,257	3,160,257	–	–
Software	11,467,780	11,467,780	–	–
Telecommunications Services	3,006,614	3,006,614	–	–
Short-Term Investments	887,028	887,028	–	–

Total	$49,868,795	$49,868,795	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Short Term Investment	$856,402	$2,740,203	$2,709,577	887,028	$887,028	$174
Total Value and Income Earned	856,402				887,028	174

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Partner Healthcare Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (94.7%)	Value
Biotechnology (17.4%)
23,230	Amgen, Inc.	$2,865,188
8,884	Biogen Idec, Inc.[a]	2,717,349
52,709	Halozyme Therapeutics, Inc.[a]	669,405
49,659	ImmunoGen, Inc.[a]	741,409
100,425	Ironwood Pharmaceuticals, Inc.[a]	1,237,236
75,581	Keryx BioPharmaceuticals, Inc.[a]	1,287,900
25,243	Portola Pharmaceuticals, Inc.[a]	653,794
16,992	Vertex Pharmaceuticals, Inc.[a]	1,201,674

	Total	11,373,955

Health Care Equipment (17.8%)
69,139	Accuray, Inc.[a]	663,734
131,471	Boston Scientific Corporation[a]	1,777,488
29,287	Covidien plc	2,157,280
16,276	Dexcom, Inc.[a]	673,175
43,117	EOS Imaging SAa	471,046
12,388	HeartWare International, Inc.[a]	1,161,747
40,943	Inogen, Inc.[a]	675,969
4,275	Intuitive Surgical, Inc.[a]	1,872,407
59,496	NxStage Medical, Inc.[a]	757,979
66,280	Tornier NVa	1,406,462

	Total	11,617,287

Health Care Supplies (2.2%)
26,977	Align Technology, Inc.[a]	1,397,139

	Total	1,397,139

Pharmaceuticals (57.3%)
37,885	AbbVie, Inc.	1,947,289
19,998	Allergan, Inc.	2,481,752
61,883	Aspen Pharmacare Holdings, Ltd.	1,651,521
56,238	Hikma Pharmaceuticals plc	1,557,035
86,519	Merck & Company, Inc.	4,911,684
26,091	Mylan, Inc.[a]	1,274,024
61,299	Novartis AG	5,204,771
70,605	Novo Nordisk AS ADR	3,223,118
17,283	Roche Holding AG	5,198,100
18,535	Sagent Pharmaceuticals, Inc.[a]	433,163
37,471	Sanofi	3,915,708
10,245	Sawai Pharmaceutical Company, Ltd.	627,679
13,989	Shire Pharmaceuticals Group plc ADR	2,077,786
28,381	Teva Pharmaceutical Industries, Ltd. ADR	1,499,652
16,288	Towa Pharmaceutical Company, Ltd.	702,724
290,497	Vectura Group plc[a]	742,188

	Total	37,448,194

	Total Common Stock (cost $48,335,002)	61,836,575

Shares or Principal Amount	Short-Term Investments (5.7%)[b]	Value
	Thrivent Cash Management Trust
3,746,873	0.050%	$3,746,873

	Total Short-Term Investments (at amortized cost)	3,746,873

	Total Investments (cost $52,081,875) 100.4%	$65,583,448

	Other Assets and Liabilities, Net (0.4%)	(248,934)

	Total Net Assets 100.0%	$65,334,514

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,752,005
Gross unrealized depreciation	(250,432)

Net unrealized appreciation (depreciation)	$13,501,573

Cost for federal income tax purposes	$52,081,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Partner Healthcare Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	11,373,955	11,373,955	–	–
Health Care Equipment	11,617,287	11,146,241	471,046	–
Health Care Supplies	1,397,139	1,397,139	–	–
Pharmaceuticals	37,448,194	17,848,468	19,599,726	–
Short-Term Investments	3,746,873	3,746,873	–	–
Total	$65,583,448	$45,512,676	$20,070,772	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Short Term Investment	$1,615,477	$7,400,645	$5,269,249	3,746,873	$3,746,873	$402
Total Value and Income Earned	1,615,477				3,746,873	402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Natural Resources Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Coal & Consumable Fuels (2.0%)
48,514	Alpha Natural Resources, Inc.[a,b]	$206,184
31,394	Peabody Energy Corporation	512,978

	Total	719,162

Consumer Staples (10.6%)
31,103	Archer-Daniels-Midland Company	1,349,559
14,360	Bunge, Ltd.	1,141,763
19,645	Ingredion, Inc.	1,337,432

	Total	3,828,754

Financials (20.6%)
6,235	Boston Properties, Inc.	714,094
4,700	Camden Property Trust	316,498
14,300	DDR Corporation	235,664
11,486	Equity Residential	666,073
6,921	Health Care REIT, Inc.	412,492
9,500	Host Hotels & Resorts, Inc.	192,280
19,200	Kimco Realty Corporation	420,096
3,900	Macerich Company	243,087
10,400	Prologis, Inc.	424,632
2,444	Public Storage, Inc.	411,790
6,900	RLJ Lodging Trust	184,506
6,879	Simon Property Group, Inc.	1,128,156
10,200	SPDR Gold Trust[a,b]	1,260,822
7,300	Tanger Factory Outlet Centers, Inc.	255,500
5,810	Vornado Realty Trust	572,634

	Total	7,438,324

Integrated Oil & Gas (11.4%)
13,979	Chevron Corporation	1,662,243
9,982	Occidental Petroleum Corporation	951,185
33,226	Petroleo Brasileiro SA ADR	436,922
16,400	Total SA ADR	1,075,840

	Total	4,126,190

Materials (4.4%)
14,000	Cliffs Natural Resources, Inc.[a]	286,440
12,800	Mosaic Company	640,000
6,840	Southern Copper Corporation	199,112
17,500	Teck Resources, Ltd.	379,400
13,075	Walter Energy, Inc.[a]	98,847

	Total	1,603,799

Oil & Gas Equipment & Services (24.6%)
20,650	Cameron International Corporation[b]	1,275,551
14,251	Dril-Quip, Inc.[b]	1,597,537
250	Frank’s International NV	6,195
23,000	National Oilwell Varco, Inc.	1,791,010
29,050	Schlumberger, Ltd.	2,832,375
78,600	Weatherford International, Ltd.[b]	1,364,496

	Total	8,867,164

Oil & Gas Exploration & Production (24.7%)
43,200	Cobalt International Energy, Inc.[b]	791,424
7,900	Concho Resources, Inc.[b]	967,750
7,400	EOG Resources, Inc.	1,451,658
14,300	EQT Corporation	1,386,671
30,200	Marathon Oil Corporation	1,072,704
39,000	Oasis Petroleum, Inc.[b]	1,627,470
13,000	SM Energy Company	926,770

Shares	Common Stock (98.3%)	Value
Oil & Gas Exploration & Production (24.7%) - continued
15,100	Southwestern Energy Company[b]	$694,751

	Total	8,919,198

	Total Common Stock (cost $36,018,853)	35,502,591

Shares	Collateral Held for Securities Loaned (5.2%)	Value
1,869,004	Thrivent Cash Management Trust	1,869,004

	Total Collateral Held for Securities Loaned (cost $1,869,004)	1,869,004

Shares or Principal Amount	Short-Term Investments (2.1%)[c]	Value
	Thrivent Cash Management Trust
781,977	0.050%	781,977

	Total Short-Term Investments (at amortized cost)	781,977

	Total Investments (cost $38,669,834) 105.6%	$38,153,572

	Other Assets and Liabilities, Net (5.6%)	(2,039,060)

	Total Net Assets 100.0%	$36,114,512

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,303,976
Gross unrealized depreciation	(6,820,238)

Net unrealized appreciation (depreciation)	$(516,262)

Cost for federal income tax purposes	$38,669,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Natural Resources Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	719,162	719,162	–	–
Consumer Staples	3,828,754	3,828,754	–	–
Financials	7,438,324	7,438,324	–	–
Integrated Oil & Gas	4,126,190	4,126,190	–	–
Materials	1,603,799	1,603,799	–	–
Oil & Gas Equipment & Services	8,867,164	8,867,164	–	–
Oil & Gas Exploration & Production	8,919,198	8,919,198	–	–
Collateral Held for Securities Loaned	1,869,004	1,869,004	–	–
Short-Term Investments	781,977	781,977	–	–
Total	$38,153,572	$38,153,572	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$1,771,801	$5,537,255	$5,440,052	1,869,004	$1,869,004	$2,508
Cash Management Trust- Short Term Investment	1,879,163	897,441	1,994,627	781,977	781,977	98
Total Value and Income Earned	3,650,964				2,650,981	2,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (90.6%)	Value
Brazil (11.2%)
147,079	Banco Bradesco SA ADR	$2,010,569
23,521	Lojas Renner SA	666,031
29,084	Multiplan Empreendimentos Imobiliarios SA	620,134
8,900	Petroleo Brasileiro SA ADR	117,035
65,500	Souza Cruz SA	593,224
59,400	Ultrapar Participacoes SA	1,428,061
106,660	Vale SA ADR[a]	1,475,108

	Total	6,910,162

Chile (1.3%)
33,090	Banco Santander Chile SA ADR[a]	775,630

	Total	775,630

China (2.5%)
1,423,000	PetroChina Company, Ltd.	1,545,709

	Total	1,545,709

Hong Kong (10.4%)
339,000	AIA Group, Ltd.	1,612,334
211,500	China Mobile, Ltd.	1,941,873
173,000	Hang Lung Group, Ltd.	872,083
132,000	Hang Lung Properties, Ltd.	380,824
102,000	Swire Pacific, Ltd., Class A	1,191,366
100,000	Swire Pacific, Ltd., Class B	215,622
59,500	Swire Properties, Ltd.	169,840

	Total	6,383,942

Hungary (1.2%)
41,710	Richter Gedeon Nyrt	727,565

	Total	727,565

India (13.4%)
631	GlaxoSmithKline Pharmaceuticals, Ltd.	27,187
5,200	Grasim Industries, Ltd.	251,602
4,350	Grasim Industries, Ltd. GDR	209,640
21,000	Hero Motocorp, Ltd.	800,871
83,000	Hindustan Unilever, Ltd.	841,968
118,639	Housing Development Finance Corporation	1,758,166
30,000	ICICI Bank, Ltd.	628,321
5,000	ICICI Bank, Ltd. ADR	219,000
30,000	Infosys, Ltd.	1,641,905
3,900	Infosys, Ltd. ADR	211,302
164,000	ITC, Ltd.	970,074
15,947	Ultra Tech Cement, Ltd.	584,841
2,484	Ultra Tech Cement, Ltd. GDR	90,960

	Total	8,235,837

Indonesia (2.8%)
2,620,000	PT Astra International Tbk	1,713,756

	Total	1,713,756

Luxembourg (2.3%)
31,965	Tenaris SA ADR[a]	1,414,451

	Total	1,414,451

Malaysia (2.4%)
335,418	CIMB Group Holdings Berhad	735,380
120,000	Public Bank Berhad	705,558

	Total	1,440,938

Shares	Common Stock (90.6%)	Value
Mexico (7.2%)
16,400	Fomento Economico Mexicano SAB de CV ADR	$1,529,136
6,800	Grupo Aeroportuario del Sureste SAB de CV ADR	833,952
247,577	Grupo Financiero Banorte SAB de CV ADR	1,674,281
120,300	Organizacion Soriana SAB de CVb	370,423

	Total	4,407,792

Philippines (2.9%)
14,000	Ayala Corporation	180,809
1,388,900	Ayala Land, Inc.	929,609
349,862	Bank of the Philippine Islands	670,799

	Total	1,781,217

Poland (2.1%)
19,523	Bank Pekao SA	1,270,860

	Total	1,270,860

Russia (4.1%)
28,400	Lukoil ADR	1,579,555
3,967	Magnit OJSC	916,310

	Total	2,495,865

South Africa (2.8%)
50,921	Massmart Holdings, Ltd.[c]	663,555
142,193	Truworths International, Ltd.	1,041,750

	Total	1,705,305

South Korea (2.4%)
3,670	E-Mart Company, Ltd.	842,652
1,230	Samsung Electronics Company, Ltd. GDR	610,933

	Total	1,453,585

Taiwan (5.0%)
215,400	Taiwan Mobile Company, Ltd.	676,424
602,499	Taiwan Semiconductor Manufacturing Company, Ltd.	2,370,559

	Total	3,046,983

Thailand (4.5%)
133,700	PTT Exploration & Production pcl	647,307
66,400	Siam Cement pcl	854,286
254,800	Siam Commercial Bank pcl	1,240,260

	Total	2,741,853

Turkey (5.3%)
370,833	Akbank TAS	1,178,599
46,036	BIM Birlesik Magazalar AS	1,036,975
301,790	Turkiye Garanti Bankasi AS	1,031,541

	Total	3,247,115

United Kingdom (5.7%)
27,386	BHP Billiton plc	845,013
25,139	SABMiller plc	1,255,343
64,950	Standard Chartered plc	1,358,136

	Total	3,458,492

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (90.6%)	Value
United States (1.1%)
9,000	Yum! Brands, Inc.	$678,510

	Total	678,510

	Total Common Stock (cost $48,550,320)	55,435,567

Shares	Preferred Stock (7.0%)	Value
Brazil (2.7%)
97,500	Petroleo Brasileiro SA ADR[a]	1,352,325
21,805	Vale SA ADR	271,472

	Total	1,623,797

South Korea (4.3%)
2,695	Samsung Electronics Company, Ltd.	2,684,698

	Total	2,684,698

	Total Preferred Stock (cost $4,523,864)	4,308,495

Shares	Collateral Held for Securities Loaned (8.3%)	Value
5,077,375	Thrivent Cash Management Trust	5,077,375

	Total Collateral Held for Securities Loaned (cost $5,077,375)	5,077,375

Shares or Principal Amount	Short-Term Investments (2.4%)[d]	Value
	Thrivent Cash Management Trust
1,445,358	0.050%	1,445,358

	Total Short-Term Investments (at amortized cost)	1,445,358

	Total Investments (cost $59,596,917) 108.3%	$66,266,795

	Other Assets and Liabilities, Net (8.3%)	(5,070,533)

	Total Net Assets 100.0%	$61,196,262

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,193,761
Gross unrealized depreciation	(4,523,883)

Net unrealized appreciation (depreciation)	$6,669,878

Cost for federal income tax purposes	$59,596,917

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,113,993	678,510	5,435,483	–
Consumer Staples	7,806,585	1,529,136	6,277,449	–
Energy	6,732,118	1,531,486	5,200,632	–
Financials	20,238,355	3,005,199	17,233,156	–
Health Care	754,752	–	754,752	–
Industrials	2,276,920	833,952	1,442,968	–
Information Technology	4,834,699	211,302	4,623,397	–
Materials	4,059,848	1,566,068	2,493,780	–
Telecommunications Services	2,618,297	–	2,618,297	–
Preferred Stock
Energy	1,352,325	1,352,325	–	–
Information Technology	2,684,698	–	2,684,698	–
Materials	271,472	271,472	–	–
Collateral Held for Securities Loaned	5,077,375	5,077,375	–	–
Short-Term Investments	1,445,358	1,445,358	–	–

Total	$66,266,795	$17,502,183	$48,764,612	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	73	–	73	–

Total Asset Derivatives	$73	$–	$73	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
South African Rand	BNY	89,421	4/1/2014	$8,421	$8,494	$73
Total Purchases				$8,421	$8,494	$73
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$73

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$2,223,998	$7,828,512	$4,975,135	5,077,375	$5,077,375	$988
Cash Management Trust- Short Term Investment	1,837,201	2,062,769	2,454,612	1,445,358	1,445,358	145
Total Value and Income Earned	4,061,199				6,522,733	1,133

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.9%)	Value
Consumer Discretionary (0.2%)
6,650	CBS Outdoor Americas, Inc.[a,b]	$194,512
1,500	Las Vegas Sands Corporation	121,170

	Total	315,682

Diversified REITS (8.2%)
6,792	American Assets Trust, Inc.	229,162
32,595	American Realty Capital Properties, Inc.	456,982
2,519	Brookfield Asset Management, Inc.	102,901
62,400	Cousins Properties, Inc.	715,728
75,120	Duke Realty Corporation	1,268,026
19,343	Empire State Realty Trust, Inc.	292,273
20,176	First Potomac Realty Trust	260,674
3,150	Gladstone Commercial Corporation	54,621
35,414	Lexington Realty Trust	386,367
27,743	Liberty Property Trust	1,025,381
5,270	PS Business Parks, Inc.	440,677
6,120	Select Income REIT	185,252
46,560	Spirit Realty Captial, Inc.	511,229
40,350	Vornado Realty Trust	3,976,896
12,015	Washington Real Estate Investment Trust	286,918
6,300	Whitestone REIT	90,972
22,500	Winthrop Realty Trust	260,775
2,650	WP Carey, Inc.	159,186

	Total	10,704,020

Health Care REITs (10.2%)
3,100	Aviv REIT, Inc.	75,795
7,800	Brookdale Senior Living, Inc.[b]	261,378
69,442	HCP, Inc.	2,693,655
48,552	Health Care REIT, Inc.	2,893,699
31,262	Healthcare Realty Trust, Inc.	754,977
14,000	Healthcare Trust of America, Inc.	159,460
7,022	LTC Properties, Inc.	264,238
20,914	Medical Properties Trust, Inc.	267,490
3,620	National Health Investors, Inc.	218,865
7,161	Omega Healthcare Investors, Inc.	240,037
6,020	Physicians Realty Trust	83,798
5,792	Sabra Healthcare REIT, Inc.	161,539
15,766	Senior Housing Property Trust	354,262
5,806	Starwood Hotels & Resorts Worldwide, Inc.	462,158
71,220	Ventas, Inc.	4,313,796

	Total	13,205,147

Hotel & Resort REITs (8.2%)
20,278	Ashford Hospitality Trust, Inc.	228,533
9,877	Chatham Lodging Trust	199,713
16,433	Chesapeake Lodging Trust	422,821
29,095	DiamondRock Hospitality Company	341,866
15,843	FelCor Lodging Trust, Inc.	143,221
35,147	Hersha Hospitality Trust	204,907
7,900	Hilton Worldwide Holdings, Inc.[b]	175,696
11,549	Hospitality Properties Trust	331,687
195,140	Host Hotels & Resorts, Inc.	3,949,634
2,500	Hyatt Hotels Corporation[b]	134,525
23,190	LaSalle Hotel Properties	726,079
18,108	Pebblebrook Hotel Trust	611,507
26,080	RLJ Lodging Trust	697,379
79,774	Strategic Hotels & Resorts, Inc.[b]	812,897
42,457	Summit Hotel Properties, Inc.	394,001
74,923	Sunstone Hotel Investors, Inc.	1,028,693

Shares	Common Stock (98.9%)	Value
Hotel & Resort REITs (8.2%) - continued
2,500	Wyndham Worldwide Corporation	$183,075

	Total	10,586,234

Industrial REITS (6.1%)
72,816	DCT Industrial Trust, Inc.	573,790
7,724	EastGroup Properties, Inc.	485,917
34,246	First Industrial Realty Trust, Inc.	661,633
138,923	Prologis, Inc.	5,672,226
10,000	Rexford Industrial Realty, Inc.	141,800
8,150	STAG Industrial, Inc.	196,415
8,523	Terreno Realty Corporation	161,170

	Total	7,892,951

Mortgage REITS (0.1%)
5,300	Colony Financial, Inc.	116,335

	Total	116,335

Office REITS (13.7%)
18,712	Alexandria Real Estate Equities, Inc.	1,357,743
46,162	BioMed Realty Trust, Inc.	945,859
39,868	Boston Properties, Inc.	4,566,082
27,530	Brandywine Realty Trust	398,084
5,646	Coresite Realty Corporation	175,026
18,957	Corporate Office Properties Trust	505,014
4,250	CyrusOne, Inc.	88,528
23,268	Digital Realty Trust, Inc.	1,235,065
48,757	Douglas Emmett, Inc.	1,323,265
20,810	DuPont Fabros Technology, Inc.	500,897
5,800	Franklin Street Properties Corporation	73,080
20,412	Highwoods Properties, Inc.	784,025
20,599	Hudson Pacific Properties, Inc.	475,219
22,663	Kilroy Realty Corporation	1,327,599
16,405	Mack-Cali Realty Corporation	341,060
18,270	Parkway Properties, Inc.	333,427
16,963	Piedmont Office Realty Trust, Inc.	290,915
2,000	QTS Realty Trust, Inc.	50,180
30,277	SL Green Realty Corporation	3,046,472

	Total	17,817,540

Real Estate Operating Companies (0.4%)
1,350	Brookfield Property Partners, LP	25,245
29,043	Forest City Enterprises, Inc.[b]	554,721

	Total	579,966

Residential REITS (17.3%)
25,853	American Campus Communities, Inc.	965,610
6,300	American Homes 4 Rent	105,273
41,084	Apartment Investment & Management Company	1,241,559
10,059	Associated Estates Realty Corporation	170,399
33,654	AvalonBay Communities, Inc.	4,419,443
17,457	BRE Properties, Inc.	1,095,950
30,051	Camden Property Trust	2,023,634
21,888	Campus Crest Communities, Inc.	189,988
34,964	Education Realty Trust, Inc.	345,095
12,978	Equity Lifestyle Properties, Inc.	527,556
79,690	Equity Residential	4,621,223
15,799	Essex Property Trust, Inc.	2,686,620
11,187	Home Properties, Inc.	672,562
11,474	Mid-America Apartment Communities, Inc.	783,330

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.9%)	Value
Residential REITS (17.3%) - continued
18,035	Post Properties, Inc.	$885,519
11,603	Sun Communities, Inc.	523,179
48,094	UDR, Inc.	1,242,268

	Total	22,499,208

Retail REITS (25.2%)
22,163	Acadia Realty Trust	584,660
5,450	Agree Realty Corporation	165,734
3,915	AmREIT, Inc.	64,872
6,900	Brixmor Property Group, Inc.	147,177
39,239	CBL & Associates Properties, Inc.	696,492
10,925	Cedar Realty Trust, Inc.	66,752
127,606	DDR Corporation	2,102,947
16,517	Equity One, Inc.	368,990
8,632	Excel Trust, Inc.	109,454
14,295	Federal Realty Investment Trust	1,639,922
145,405	General Growth Properties, Inc.	3,198,910
55,924	Glimcher Realty Trust	560,918
18,332	Inland Real Estate Corporation	193,403
73,387	Kimco Realty Corporation	1,605,708
26,747	Kite Realty Group Trust	160,482
31,166	Macerich Company	1,942,577
18,286	National Retail Properties, Inc.	627,575
9,526	Pennsylvania Real Estate Investment Trust	171,944
24,848	Ramco-Gershenson Properties Trust	405,022
7,850	Realty Income Corporation	320,751
23,692	Regency Centers Corporation	1,209,713
9,222	Retail Opportunity Investments Corporation	137,777
16,500	Retail Properties of America, Inc.	223,410
1,138	Saul Centers, Inc.	53,896
81,161	Simon Property Group, Inc.	13,310,404
21,363	Tanger Factory Outlet Centers, Inc.	747,705
15,941	Taubman Centers, Inc.	1,128,463
6,500	Urstadt Biddle Properties, Inc.	134,290
23,142	Weingarten Realty Investors	694,260

	Total	32,774,208

Specialized REITS (9.3%)
17,400	American Tower Corporation	1,424,538
9,444	Corrections Corporation of America REIT	295,786
2,000	Crown Castle International Corporation	147,560

Shares	Common Stock (98.9%)	Value
Specialized REITS (9.3%) - continued
53,072	CubeSmart	910,715
11,308	EPR Properties	603,734
34,020	Extra Space Storage, Inc.	1,650,310
5,465	Plum Creek Timber Company, Inc.	229,749
31,783	Public Storage, Inc.	5,355,118
4,494	Rayonier, Inc. REIT	206,319
4,099	Sovran Self Storage, Inc.	301,072
30,800	Weyerhaeuser Company REIT	903,980

	Total	12,028,881

	Total Common Stock (cost $131,850,088)	128,520,172

Shares or Principal Amount	Short-Term Investments (0.6%)[c]	Value
	Thrivent Cash Management Trust
773,089	0.050%	$773,089

	Total Short-Term Investments (at amortized cost)	773,089

	Total Investments (cost $132,623,177) 99.5%	$129,293,261

	Other Assets and Liabilities, Net 0.5%	657,678

	Total Net Assets 100.0%	$129,950,939

a	Denotes investments purchased on a when-issued or delayed delivery basis.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,836,603
Gross unrealized depreciation	(20,166,519)

Net unrealized appreciation (depreciation)	$(3,329,916)

Cost for federal income tax purposes	$132,623,177

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	315,682	315,682	–	–
Diversified REITS	10,704,020	10,704,020	–	–
Health Care REITs	13,205,147	13,205,147	–	–
Hotel & Resort REITs	10,586,234	10,586,234	–	–
Industrial REITS	7,892,951	7,892,951	–	–
Mortgage REITS	116,335	116,335	–	–
Office REITS	17,817,540	17,817,540	–	–
Real Estate Operating Companies	579,966	579,966	–	–
Residential REITS	22,499,208	22,499,208	–	–
Retail REITS	32,774,208	32,774,208	–	–
Specialized REITS	12,028,881	12,028,881	–	–
Short-Term Investments	773,089	773,089	–	–

Total	$129,293,261	$129,293,261	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Short Term Investment	$359,706	$4,194,527	$3,781,144	773,089	$773,089	$113
Total Value and Income Earned	359,706				773,089	113

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (96.5%)	Value
Consumer Discretionary (17.0%)
13,730	American Axle & Manufacturing Holdings, Inc.[a]	$254,280
129,755	ANN, Inc.[a]	5,382,237
4,490	Asbury Automotive Group, Inc.[a]	248,342
28,510	Boyd Gaming Corporation[a]	376,332
46,810	Brunswick Corporation	2,120,025
8,550	Buffalo Wild Wings, Inc.[a]	1,273,095
7,580	Burlington Stores, Inc.[a]	223,762
77,070	Chuy’s Holdings, Inc.[a]	3,324,800
13,720	Cracker Barrel Old Country Store, Inc.	1,334,133
68,310	Del Frisco’s Restaurant Group, Inc.[a]	1,905,849
13,550	Dorman Products, Inc.[a]	800,263
22,270	E.W. Scripps Company[a]	394,624
16,720	E-Commerce China Dangdang, Inc.[a,b]	240,099
66,860	Five Below, Inc.[a,b]	2,840,213
31,140	Fox Factory Holding Corporation[a]	588,546
5,680	G-III Apparel Group, Ltd.[a]	406,574
11,730	Gray Television, Inc.[a]	121,640
71,220	HomeAway, Inc.[a,b]	2,682,857
97,380	Imax Corporation[a,b]	2,661,395
91,650	Kate Spade & Company[a]	3,399,299
16,080	Krispy Kreme Doughnuts, Inc.[a]	285,098
161,600	LifeLock, Inc.[a]	2,764,976
7,270	Lithia Motors, Inc.	483,164
1,810	Meritage Homes Corporation[a]	75,803
111,880	Multimedia Games Holding Company, Inc.[a]	3,248,995
12,780	Nexstar Broadcasting Group, Inc.	479,506
11,290	Oxford Industries, Inc.	882,878
14,900	Red Robin Gourmet Burgers, Inc.[a]	1,068,032
5,680	Rentrak Corporation[a]	342,390
31,660	Restoration Hardware Holdings, Inc.[a]	2,329,859
13,720	Shutterfly, Inc.[a]	585,570
7,830	Skechers USA, Inc.[a]	286,108
65,790	Sotheby’s Holdings, Inc.[b]	2,865,155
11,740	Stamps.com, Inc.[a]	393,994
65,180	Tenneco, Inc.[a]	3,785,003
42,840	Vail Resorts, Inc.	2,985,948
90,100	Vitamin Shoppe, Inc.[a]	4,281,552

	Total	57,722,396

Consumer Staples (4.3%)
18,500	B&G Foods, Inc.	557,035
12,690	Boston Beer Company, Inc.[a,b]	3,105,624
48,350	Natural Grocers by Vitamin Cottage, Inc.[a,b]	2,110,961
408,940	Rite Aid Corporation[a]	2,564,054
40,700	Susser Holdings Corporation[a,b]	2,542,529
3,180	TreeHouse Foods, Inc.[a]	228,928
50,800	United Natural Foods, Inc.[a,b]	3,602,736

	Total	14,711,867

Energy (4.5%)
10,470	Bonanza Creek Energy, Inc.[a]	464,868
31,580	Callon Petroleum Company[a]	264,325
10,920	Diamondback Energy, Inc.[a]	735,025
355,090	Kodiak Oil & Gas Corporation[a]	4,310,792
9,850	PDC Energy, Inc.[a]	613,261
167,180	Penn Virginia Corporation[a,b]	2,923,978
184,720	Rex Energy Corporation[a]	3,456,111

Shares	Common Stock (96.5%)	Value
Energy (4.5%) - continued
36,120	SemGroup Corporation	$2,372,362

	Total	15,140,722

Financials (6.2%)
36,746	Bank of the Ozarks, Inc.	2,500,933
47,490	eHealth, Inc.[a]	2,412,492
119,710	Essent Group, Ltd.[a]	2,688,687
34,040	Evercore Partners, Inc.	1,880,710
22,070	Hanmi Financial Corporation	514,231
28,830	Independent Bank Corporation[a]	374,213
19,266	Infinity Property & Casualty Corporation	1,302,959
97,830	Kennedy-Wilson Holdings, Inc.	2,202,153
26,040	MarketAxess Holdings, Inc.	1,542,089
60,830	PacWest Bancorp[b]	2,616,298
33,790	Umpqua Holdings Corporation[b]	629,846
188,480	WisdomTree Investments, Inc.[a]	2,472,858

	Total	21,137,469

Health Care (18.9%)
74,830	Acadia Healthcare Company, Inc.[a]	3,376,330
63,610	Air Methods Corporation[a]	3,398,682
163,634	Akorn, Inc.[a]	3,599,948
69,530	Align Technology, Inc.[a]	3,600,959
6,460	ANI Pharmaceuticals, Inc.[a]	202,521
9,120	Arrowhead Research Corporation[a,b]	149,750
14,400	AtriCure, Inc.[a]	270,864
56,300	BioDelivery Sciences International, Inc.[a,b]	475,172
98,490	Bruker Corporation[a]	2,244,587
9,950	Cardiovascular Systems, Inc.[a]	316,311
57,410	Cepheid, Inc.[a,b]	2,961,208
42,860	Cubist Pharmaceuticals, Inc.[a]	3,135,209
66,780	Cyberonics, Inc.[a]	4,357,395
25,720	Depomed, Inc.[a]	372,940
20,520	Enanta Pharmaceuticals, Inc.[a,b]	820,595
5,880	Furiex Pharmaceuticals, Inc.[a]	511,560
4,500	GW Pharmaceuticals plc[a]	267,165
29,490	Horizon Pharma, Inc.[a,b]	445,889
101,070	Impax Laboratories, Inc.[a]	2,670,269
64,980	Insulet Corporation[a]	3,081,352
272,639	Ironwood Pharmaceuticals, Inc.[a,b]	3,358,912
10,670	Keryx BioPharmaceuticals, Inc.[a,b]	181,817
24,710	Natus Medical, Inc.[a]	637,518
149,620	Neurocrine Biosciences, Inc.[a]	2,408,882
133,110	NPS Pharmaceuticals, Inc.[a]	3,983,982
73,620	PAREXEL International Corporation[a]	3,982,106
32,800	Puma Biotechnology, Inc.[a]	3,415,792
16,630	Receptos, Inc.[a]	697,462
13,210	Sarepta Therapeutics, Inc.[a,b]	317,436
59,490	Team Health Holdings, Inc.[a]	2,662,177
31,833	Teleflex, Inc.	3,413,771
67,500	West Pharmaceutical Services, Inc.	2,973,375

	Total	64,291,936

Industrials (15.6%)
19,660	Acuity Brands, Inc.	2,606,326
2,340	American Railcar Industries, Inc.[b]	163,870
8,510	Chart Industries, Inc.[a]	676,970
3,570	Circor International, Inc.	261,788
8,450	EnPro Industries, Inc.[a,b]	614,061
37,620	Generac Holdings, Inc.	2,218,451
7,860	Genesee & Wyoming, Inc.[a]	764,935
6,590	H&E Equipment Services, Inc.[a]	266,566

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (96.5%)	Value
Industrials (15.6%) - continued
61,150	Heico Corporation	$3,678,784
36,940	Huron Consulting Group, Inc.[a]	2,341,257
130,100	Interface, Inc.	2,673,555
67,690	MasTec, Inc.[a]	2,940,454
22,090	Middleby Corporation[a]	5,836,399
137,460	On Assignment, Inc.[a]	5,304,581
33,030	PGT, Inc.[a]	380,175
18,370	Primoris Services Corporation	550,733
38,510	Proto Labs, Inc.[a]	2,605,972
10,090	Roadrunner Transportation Systems, Inc.[a]	254,672
91,470	Saia, Inc.[a]	3,495,069
67,350	Spirit Airlines, Inc.[a]	4,000,590
118,756	Swift Transportation Company[a]	2,939,211
68,193	Thermon Group Holdings, Inc.[a]	1,580,714
49,240	USG Corporation[a,b]	1,611,133
11,420	WageWorks, Inc.[a]	640,776
28,360	Watsco, Inc.	2,833,448
28,620	Watts Water Technologies, Inc.	1,679,708

	Total	52,920,198

Information Technology (26.4%)
74,250	A10 Networks, Inc.[a]	1,116,720
34,330	Ambarella, Inc.[a,b]	916,954
230,560	Applied Micro Circuits Corporation[a]	2,282,544
25,270	Applied Optoelectronics, Inc.[a]	623,411
96,110	Aspen Technology, Inc.[a]	4,071,220
3,460	Autobytel, Inc.[a]	43,008
36,210	Belden, Inc.	2,520,216
22,280	Benefitfocus, Inc.[a,b]	1,046,492
127,540	Bottomline Technologies, Inc.[a]	4,483,031
136,659	CalAmp Corporation[a]	3,808,686
63,320	Callidus Software, Inc.[a]	792,766
15,010	Canadian Solar, Inc.[a,b]	480,920
74,780	Cardtronics, Inc.[a]	2,905,203
79,580	Cavium, Inc.[a]	3,480,033
9,070	ChannelAdvisor Corporation[a]	342,302
149,140	Ciena Corporation[a]	3,391,444
86,630	Cognex Corporation[a]	2,933,292
9,730	Coherent, Inc.[a]	635,855
91,090	Constant Contact, Inc.[a]	2,228,061
62,605	Cornerstone OnDemand, Inc.[a]	2,996,901
67,950	Dealertrack Technologies, Inc.[a]	3,342,461
57,021	Demandware, Inc.[a]	3,652,765
37,994	Digimarc Corporation	1,193,012
17,380	Diodes, Inc.[a]	453,966
40,460	Electronics for Imaging, Inc.[a]	1,752,323
69,850	Guidewire Software, Inc.[a]	3,426,143
4,320	Heartland Payment Systems, Inc.[b]	179,064
9,290	Immersion Corporation[a]	98,010
14,060	Imperva, Inc.[a]	783,142
8,420	Interactive Intelligence Group[a]	610,450
24,910	IntraLinks Holdings, Inc.[a]	254,829
51,170	Manhattan Associates, Inc.[a]	1,792,485
61,620	MAXIMUS, Inc.	2,764,273
18,620	Methode Electronics, Inc.	570,889
129,630	Monolithic Power Systems, Inc.[a]	5,025,755
18,070	Monotype Imaging Holdings, Inc.	544,630
125,550	Proofpoint, Inc.[a]	4,655,394
7,030	QIWI plc ADR[b]	243,590
4,640	SPS Commerce, Inc.[a]	285,128
151,260	SunEdison, Inc.[a]	2,849,738
30,350	SunPower Corporation[a,b]	979,091
60,710	Synaptics, Inc.[a,b]	3,643,814
22,140	Trulia, Inc.[a,b]	735,048

Shares	Common Stock (96.5%)	Value
Information Technology (26.4%) - continued
11,550	Tyler Technologies, Inc.[a]	$966,504
19,690	Ultimate Software Group, Inc.[a]	2,697,530
16,690	Virtusa Corporation[a]	559,282
23,970	Yelp, Inc.[a]	1,844,012
29,780	Zillow, Inc.[a,b]	2,623,618

	Total	89,626,005

Materials (3.5%)
115,700	Chemtura Corporation[a]	2,926,053
250,270	Graphic Packaging Holding Company[a]	2,542,743
36,160	KapStone Paper and Packaging Corporation[a]	1,042,854
135,090	Louisiana-Pacific Corporation[a]	2,278,968
87,340	PolyOne Corporation	3,201,885

	Total	11,992,503

Utilities (0.1%)
8,382	Artesian Resources Corporation	188,260

	Total	188,260

	Total Common Stock (cost $251,902,198)	327,731,356

Shares	Collateral Held for Securities Loaned (11.6%)	Value
39,433,488	Thrivent Cash Management Trust	39,433,488

	Total Collateral Held for Securities Loaned (cost $39,433,488)	39,433,488

Shares or Principal Amount	Short-Term Investments (3.5%)[c]	Value
	Thrivent Cash Management Trust
11,894,786	0.050%	11,894,786

	Total Short-Term Investments (at amortized cost)	11,894,786

	Total Investments (cost $303,230,472) 111.6%	$379,059,630

	Other Assets and Liabilities, Net (11.6%)	(39,253,187)

	Total Net Assets 100.0%	$339,806,443

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$79,959,510
Gross unrealized depreciation	(4,130,352)

Net unrealized appreciation (depreciation)	$75,829,158

Cost for federal income tax purposes	$303,230,472

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	57,722,396	57,722,396	–	–
Consumer Staples	14,711,867	14,711,867	–	–
Energy	15,140,722	15,140,722	–	–
Financials	21,137,469	21,137,469	–	–
Health Care	64,291,936	64,291,936	–	–
Industrials	52,920,198	52,920,198	–	–
Information Technology	89,626,005	89,626,005	–	–
Materials	11,992,503	11,992,503	–	–
Utilities	188,260	188,260	–	–
Collateral Held for Securities Loaned	39,433,488	39,433,488	–	–
Short-Term Investments	11,894,786	11,894,786	–	–

Total	$379,059,630	$379,059,630	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$29,633,978	$52,108,397	$42,308,887	39,433,488	$39,433,488	$23,706
Cash Management Trust- Short Term Investment	5,913,423	33,048,178	27,066,815	11,894,786	11,894,786	950
Total Value and Income Earned	35,547,401				51,328,274	24,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (15.4%)
216,000	Aaron’s, Inc.	$6,531,840
37,800	American Public Education, Inc.[a]	1,326,024
18,400	Ascent Capital Group, Inc.[a]	1,390,120
59,000	CSS Industries, Inc.	1,593,000
81,300	Dorman Products, Inc.[a]	4,801,578
96,800	Drew Industries, Inc.	5,246,560
65,600	Ethan Allen Interiors, Inc.[b]	1,669,520
75,000	Fred’s, Inc.	1,350,750
101,000	Haverty Furniture Companies, Inc.	2,999,700
45,000	Hooker Furniture Corporation	704,700
74,100	Kate Spade & Company[a]	2,748,369
68,000	M/I Homes, Inc.[a]	1,524,560
100,500	MarineMax, Inc.[a]	1,526,595
77,800	Matthews International Corporation	3,175,018
106,000	Meritage Homes Corporation[a]	4,439,280
184,000	Modine Manufacturing Company[a]	2,695,600
156,500	Orient-Express Hotels, Ltd.[a]	2,255,165
79,900	Pier 1 Imports, Inc.	1,508,512
293,600	Quiksilver, Inc.[a]	2,204,936
16,700	Red Robin Gourmet Burgers, Inc.[a]	1,197,056
159,400	Shiloh Industries, Inc.[a]	2,827,756
174,000	Stein Mart, Inc.	2,437,740
43,200	Steven Madden, Ltd.[a]	1,554,336
71,300	Winnebago Industries, Inc.[a]	1,952,907

	Total	59,661,622

Consumer Staples (0.8%)
270,000	Alliance One International, Inc.[a]	788,400
93,600	Spartan Stores, Inc.	2,172,456

	Total	2,960,856

Energy (3.9%)
74,400	C&J Energy Services, Inc.[a,b]	2,169,504
8,300	CARBO Ceramics, Inc.	1,145,317
109,000	Cloud Peak Energy, Inc.[a]	2,304,260
24,600	Contango Oil & Gas Company[a]	1,174,404
86,200	Gulf Island Fabrication, Inc.	1,862,782
208,300	Hercules Offshore, Inc.[a]	956,097
43,400	PDC Energy, Inc.[a]	2,702,084
285,500	Teekay Tankers, Ltd.[b]	1,010,670
152,900	Tetra Technologies, Inc.[a]	1,957,120

	Total	15,282,238

Financials (24.2%)
174,000	Ares Capital Corporation	3,065,880
35,000	Assured Guaranty, Ltd.	886,200
40,800	Bank of Kentucky Financial Corporation	1,531,632
92,600	BBCN Bancorp, Inc.	1,587,164
161,800	CBL & Associates Properties, Inc.	2,871,950
176,300	Cedar Realty Trust, Inc.	1,077,193
420,000	CoBiz Financial, Inc.	4,838,400
75,000	Columbia Banking System, Inc.	2,139,000
98,018	Compass Diversified Holdings	1,853,521
143,500	Cousins Properties, Inc.	1,645,945
176,000	East West Bancorp, Inc.	6,424,000
76,510	Employers Holdings, Inc.	1,547,797
153,900	First Potomac Realty Trust	1,988,388
97,000	Glacier Bancorp, Inc.	2,819,790
98,000	Golub Capital BDC, Inc.	1,748,320
96,000	Hatteras Financial Corporation	1,809,600
200,000	Hercules Technology Growth Capital, Inc.	2,814,000
111,400	Home Bancshares, Inc.	3,834,388

Shares	Common Stock (97.1%)	Value
Financials (24.2%) - continued
29,000	iShares Russell 2000 Value Index Fund	$2,924,360
67,000	JMP Group, Inc.	476,370
26,500	Kilroy Realty Corporation	1,552,370
371,000	Kite Realty Group Trust	2,226,000
91,000	LaSalle Hotel Properties	2,849,210
1,940	Markel Corporation[a]	1,156,434
211,700	Meadowbrook Insurance Group, Inc.	1,234,211
65,900	National Interstate Corporation	1,766,779
19,900	Piper Jaffray Companies[a]	911,420
42,000	Potlatch Corporation	1,624,980
140,000	ProAssurance Corporation	6,234,200
11,400	PS Business Parks, Inc.	953,268
110,000	Radian Group, Inc.[b]	1,653,300
213,200	Redwood Trust, Inc.	4,323,696
120,500	Safeguard Scientifics, Inc.[a]	2,672,690
126,400	Sandy Spring Bancorp, Inc.	3,157,472
46,600	State Auto Financial Corporation	993,046
47,200	SVB Financial Group[a]	6,078,416
55,900	TCP Capital Corporation	925,145
90,300	THL Credit, Inc.	1,246,140
37,800	Washington Real Estate Investment Trust	902,664
75,900	Wintrust Financial Corporation	3,693,294

	Total	94,038,633

Health Care (3.4%)
14,600	Analogic Corporation	1,198,806
7,400	Atrion Corporation	2,265,436
44,300	National Healthcare Corporation	2,470,611
96,000	Triple-S Management Corporation[a]	1,549,440
126,000	West Pharmaceutical Services, Inc.	5,550,300

	Total	13,034,593

Industrials (25.5%)
91,500	A.O. Smith Corporation	4,210,830
101,000	Aegion Corporation[a]	2,556,310
88,000	Alaska Air Group, Inc.[b]	8,211,280
41,000	Applied Industrial Technologies, Inc.	1,977,840
42,700	Astec Industries, Inc.	1,874,957
147,000	Beacon Roofing Supply, Inc.[a]	5,683,020
83,600	Celadon Group, Inc.	2,009,744
42,100	Circor International, Inc.	3,087,193
95,000	Comfort Systems USA, Inc.	1,447,800
80,400	ESCO Technologies, Inc.	2,829,276
56,200	Franklin Electric Company, Inc.	2,389,624
32,700	FTI Consulting, Inc.[a]	1,090,218
67,000	G & K Services, Inc.	4,098,390
46,500	Genesee & Wyoming, Inc.[a]	4,525,380
77,600	Gibraltar Industries, Inc.[a]	1,464,312
111,000	Greenbrier Companies, Inc.[a]	5,061,600
45,000	Hub Group, Inc.[a]	1,799,550
29,800	IDEX Corporation	2,172,122
52,000	Kaman Corporation	2,115,360
136,000	Kforce, Inc.	2,899,520
60,300	Kirby Corporation[a]	6,105,375
142,000	Kratos Defense & Security Solutions, Inc.[a]	1,070,680
67,300	Landstar System, Inc.	3,985,506
6,800	Luxfer Holdings PLC	133,144
124,000	McGrath Rentcorp	4,335,040
43,700	Mine Safety Appliances Company	2,490,900
150,500	Navigant Consulting, Inc.[a]	2,808,330

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (97.1%)	Value
Industrials (25.5%) - continued
33,500	Nordson Corporation	$2,361,415
87,500	Pike Corporation[a]	941,500
75,500	Quanex Building Products Corporation	1,561,340
15,600	RBC Bearings, Inc.[a]	993,720
36,000	Sun Hydraulics Corporation	1,559,160
50,600	Universal Forest Products, Inc.	2,800,204
47,700	Universal Truckload Services, Inc.	1,378,530
51,500	Waste Connections, Inc.	2,258,790
62,800	Woodward, Inc.	2,608,084

	Total	98,896,044

Information Technology (10.2%)
29,400	Accelrys, Inc.[a]	366,324
63,500	Advanced Energy Industries, Inc.[a]	1,555,750
50,000	ATMI, Inc.[a]	1,700,500
60,000	Belden, Inc.	4,176,000
111,800	Brooks Automation, Inc.	1,221,974
67,900	Cabot Microelectronics Corporation[a]	2,987,600
36,100	Cognex Corporation[a]	1,222,346
69,500	Cohu, Inc.	746,430
135,900	Electro Rent Corporation	2,390,481
146,900	Electro Scientific Industries, Inc.	1,446,965
70,200	Entegris, Inc.[a]	850,122
40,700	Fabrinet[a]	845,339
185,000	Intevac, Inc.[a]	1,794,500
22,100	Littelfuse, Inc.	2,069,444
95,000	Methode Electronics, Inc.	2,912,700
42,000	Newport Corporation[a]	868,560
113,000	Progress Software Corporation[a]	2,463,400
202,900	ShoreTel, Inc.[a]	1,744,940
330,000	Sonus Networks, Inc.[a]	1,112,100
69,000	Synnex Corporation[a]	4,182,090
81,000	Teradyne, Inc.[a,b]	1,611,090
84,000	Zygo Corporation[a]	1,275,960

	Total	39,544,615

Materials (8.7%)
30,140	AMCOL International Corporation	1,379,809
30,800	American Vanguard Corporation[b]	666,820
74,000	AptarGroup, Inc.	4,891,400
18,700	Carpenter Technology Corporation	1,234,948
83,500	Clearwater Paper Corporation[a]	5,232,945
29,300	Franco-Nevada Corporation	1,346,395
25,500	Haynes International, Inc.	1,377,000
112,000	Innospec, Inc.	5,065,760
52,000	Minerals Technologies, Inc.	3,357,120
127,500	Myers Industries, Inc.	2,539,800
70,200	Sandstorm Gold Ltd.[a,b]	391,014
40,000	Schnitzer Steel Industries, Inc.	1,154,000
75,800	Stillwater Mining Company[a]	1,122,598
14,190	Texas Industries, Inc.[a,b]	1,271,708
223,000	Wausau Paper Corporation	2,838,790

	Total	33,870,107

Telecommunications Services (0.3%)
109,000	Premiere Global Services, Inc.[a]	1,314,540

	Total	1,314,540

Utilities (4.7%)
33,100	Black Hills Corporation	1,908,215
106,000	Cleco Corporation	5,361,480
71,000	El Paso Electric Company	2,536,830

Shares	Common Stock (97.1%)	Value
Utilities (4.7%) - continued
58,500	NorthWestern Corporation	$2,774,655
64,300	PNM Resources, Inc.	1,738,029
69,700	Southwest Gas Corporation	3,725,465

	Total	18,044,674

	Total Common Stock (cost $225,881,224)	376,647,922

Shares	Preferred Stock (0.2%)	Value
Health Care (0.2%)
46,367	National Healthcare Corporation, Convertible[c]	683,913

	Total	683,913

	Total Preferred Stock (cost $627,545)	683,913

Shares	Collateral Held for Securities Loaned (3.8%)	Value
14,909,020	Thrivent Cash Management Trust	14,909,020

	Total Collateral Held for Securities Loaned (cost $14,909,020)	14,909,020

Shares or Principal Amount	Short-Term Investments (3.1%)[d]	Value
12,139,430	Thrivent Cash Management Trust 0.050%	12,139,430

	Total Short-Term Investments (at amortized cost)	12,139,430

	Total Investments (cost $253,557,219) 104.2%	$404,380,285

	Other Assets and Liabilities, Net (4.2%)	(16,381,059)

	Total Net Assets 100.0%	$387,999,226

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$156,454,578
Gross unrealized depreciation	(5,631,512)

Net unrealized appreciation (depreciation)	$150,823,066

Cost for federal income tax purposes	$253,557,219

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	59,661,622	59,661,622	–	–
Consumer Staples	2,960,856	2,960,856	–	–
Energy	15,282,238	15,282,238	–	–
Financials	94,038,633	94,038,633	–	–
Health Care	13,034,593	13,034,593	–	–
Industrials	98,896,044	98,896,044	–	–
Information Technology	39,544,615	39,544,615	–	–
Materials	33,870,107	32,523,712	1,346,395	–
Telecommunications Services	1,314,540	1,314,540	–	–
Utilities	18,044,674	18,044,674	–	–
Preferred Stock
Health Care	683,913	683,913	–	–
Collateral Held for Securities Loaned	14,909,020	14,909,020	–	–
Short-Term Investments	12,139,430	12,139,430	–	–

Total	$404,380,285	$403,033,890	$1,346,395	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$6,702,600	$16,725,243	$8,518,823	14,909,020	$14,909,020	$11,262
Cash Management Trust- Short Term Investment	8,038,467	10,212,955	6,111,992	12,139,430	12,139,430	1,171
Total Value and Income Earned	14,741,067				27,048,450	12,433

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (92.1%)	Value
Consumer Discretionary (12.1%)
93,300	Cheesecake Factory, Inc.	$4,443,879
67,810	GNC Holdings, Inc.	2,984,996
271,230	Houghton Mifflin Harcourt Company[a,b]	5,514,106
244,034	Ignite Restaurant Group, Inc.[b]	3,433,558
314,031	MDC Partners, Inc.	7,166,188
96,900	Meredith Corporation	4,499,067
182,140	Papa John’s International, Inc.	9,491,315
375,390	Tuesday Morning Corporation[b]	5,311,769

	Total	42,844,878

Consumer Staples (4.0%)
124,754	Annie’s, Inc.[a,b]	5,013,863
325,290	WhiteWave Foods Company[b]	9,283,777

	Total	14,297,640

Energy (5.0%)
105,210	Market Vectors Oil Service ETF	5,295,219
84,770	Oasis Petroleum, Inc.[b]	3,537,452
181,390	Rex Energy Corporation[b]	3,393,807
118,760	Rosetta Resources, Inc.[b]	5,531,841

	Total	17,758,319

Financials (18.6%)
35,596	Affiliated Managers Group, Inc.[b]	7,120,980
17,050	Allied World Assurance Company Holdings AG	1,759,390
70,700	American Assets Trust, Inc.	2,385,418
184,500	BBCN Bancorp, Inc.	3,162,330
305,420	CNO Financial Group, Inc.	5,528,102
88,020	Columbia Banking System, Inc.	2,510,330
130,000	Education Realty Trust, Inc.	1,283,100
35,300	Extra Space Storage, Inc.	1,712,403
205,410	Hanmi Financial Corporation	4,786,053
93,800	HCC Insurance Holdings, Inc.	4,266,962
15,300	iShares Russell 2000 Index Fund	1,780,002
90,810	PacWest Bancorp[a]	3,905,738
102,500	Parkway Properties, Inc.	1,870,625
142,760	Pebblebrook Hotel Trust	4,821,005
48,060	SVB Financial Group[b]	6,189,167
145,150	Terreno Realty Corporation	2,744,786
101,490	Texas Capital Bancshares, Inc.[b]	6,590,761
143,400	Western Alliance Bancorp[b]	3,527,640

	Total	65,944,792

Health Care (8.7%)
69,600	Acorda Therapeutics, Inc.[b]	2,638,536
240,900	Akorn, Inc.[b]	5,299,800
54,800	Align Technology, Inc.[b]	2,838,092
400,500	BioScrip, Inc.[b]	2,795,490
224,382	ExamWorks Group, Inc.[a,b]	7,855,614
126,900	Neurocrine Biosciences, Inc.[b]	2,043,090
187,960	NuVasive, Inc.[b]	7,219,544

	Total	30,690,166

Industrials (19.2%)
26,700	Acuity Brands, Inc.	3,539,619
85,080	Apogee Enterprises, Inc.	2,827,209
74,780	CLARCOR, Inc.	4,288,633
94,100	DigitalGlobe, Inc.[b]	2,729,841
233,904	EMCOR Group, Inc.	10,944,368
59,410	GATX Corporation	4,032,751
44,880	Granite Construction, Inc.	1,792,058
137,100	HNI Corporation	5,012,376
209,100	Korn/Ferry International[b]	6,224,907

Shares	Common Stock (92.1%)	Value
Industrials (19.2%) - continued
110,900	Landstar System, Inc.	$6,567,498
93,800	Manpower, Inc.	7,394,254
138,630	MRC Global, Inc.[b]	3,737,465
159,000	Ritchie Brothers Auctioneers, Inc.[a]	3,836,670
80,310	Tennant Company	5,269,942

	Total	68,197,591

Information Technology (14.1%)
390,500	Atmel Corporation[b]	3,264,580
190,690	Broadridge Financial Solutions, Inc.	7,082,227
151,692	E2open, Inc.[a,b]	3,575,380
114,500	Guidewire Software, Inc.[b]	5,616,225
158,240	Informatica Corporation[b]	5,978,307
11,380	Measurement Specialties, Inc.[b]	772,133
102,945	Plantronics, Inc.	4,575,905
195,720	Teradyne, Inc.[a,b]	3,892,871
64,600	Textura Corporation[a,b]	1,628,566
89,600	Ubiquiti Networks, Inc.[a,b]	4,074,112
144,982	Virtusa Corporation[b]	4,858,347
319,400	Vishay Intertechnology, Inc.	4,752,672

	Total	50,071,325

Materials (5.3%)
43,700	Eagle Materials, Inc.	3,874,442
160,560	H.B. Fuller Company	7,751,837
150,920	Materials Select Sector SPDR Fund	7,135,497

	Total	18,761,776

Telecommunications Services (1.3%)
127,347	Cogent Communications Group, Inc.	4,524,639

	Total	4,524,639

Utilities (3.8%)
171,940	NorthWestern Corporation	8,155,114
98,487	Southwest Gas Corporation	5,264,130

	Total	13,419,244

	Total Common Stock (cost $261,620,275)	326,510,370

Shares	Collateral Held for Securities Loaned (8.4%)	Value
29,708,825	Thrivent Cash Management Trust	29,708,825

	Total Collateral Held for Securities Loaned (cost $29,708,825)	29,708,825

Shares or Principal Amount	Short-Term Investments (8.1%)[c]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.120%, 5/28/2014[d]	999,810
	Thrivent Cash Management Trust
27,916,693	0.050%	27,916,693

	Total Short-Term Investments (at amortized cost)	28,916,503

	Total Investments (cost $320,245,603) 108.6%	$385,135,698

	Other Assets and Liabilities, Net (8.6%)	(30,452,699)

	Total Net Assets 100.0%	$354,682,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 31, 2014, $999,810 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$68,318,626
Gross unrealized depreciation	(3,428,531)

Net unrealized appreciation (depreciation)	$64,890,095

Cost for federal income tax purposes	$320,245,603

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	42,844,878	42,844,878	–	–
Consumer Staples	14,297,640	14,297,640	–	–
Energy	17,758,319	17,758,319	–	–
Financials	65,944,792	65,944,792	–	–
Health Care	30,690,166	30,690,166	–	–
Industrials	68,197,591	68,197,591	–	–
Information Technology	50,071,325	50,071,325	–	–
Materials	18,761,776	18,761,776	–	–
Telecommunications Services	4,524,639	4,524,639	–	–
Utilities	13,419,244	13,419,244	–	–
Collateral Held for Securities Loaned	29,708,825	29,708,825	–	–
Short-Term Investments	28,916,503	27,916,693	999,810	–

Total	$385,135,698	$384,135,888	$999,810	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	20,280	20,280	–	–

Total Liability Derivatives	$20,280	$20,280	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	189	June 2014	$22,142,730	$22,122,450	($20,280)
Total Futures Contracts					($20,280)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$25,019,444	$29,503,063	$24,813,682	29,708,825	$29,708,825	$21,554
Cash Management Trust- Short Term Investment	25,721,345	21,228,257	19,032,909	27,916,693	27,916,693	3,305
Total Value and Income Earned	50,740,789				57,625,518	24,859

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (95.5%)	Value
Consumer Discretionary (14.4%)
28,650	Aeropostale, Inc.[a,b]	$143,823
6,400	American Public Education, Inc.[b]	224,512
4,850	Arctic Cat, Inc.	231,781
13,550	Barnes & Noble, Inc.[b]	283,195
6,500	Big 5 Sporting Goods Corporation	104,325
515	Biglari Holdings, Inc.[b]	251,057
9,100	BJ’s Restaurants, Inc.[b]	297,661
4,700	Blue Nile, Inc.[b]	163,560
3,100	Blyth, Inc.[a]	33,263
27,500	Boyd Gaming Corporation[b]	363,000
14,925	Brown Shoe Company, Inc.	396,109
10,250	Buckle, Inc.[a]	469,450
6,900	Buffalo Wild Wings, Inc.[b]	1,027,410
28,150	Callaway Golf Company[a]	287,693
4,050	Capella Education Company[a]	255,758
21,050	Career Education Corporation[b]	157,033
9,800	Cato Corporation	264,992
8,100	Children’s Place Retail Stores, Inc.	403,461
13,275	Christopher & Banks Corporation[b]	87,748
7,350	Coinstar, Inc.[b]	532,875
8,700	Cracker Barrel Old Country Store, Inc.	845,988
32,300	Crocs, Inc.[b]	503,880
5,900	DineEquity, Inc.	460,613
11,050	Dorman Products, Inc.[b]	652,613
8,050	Drew Industries, Inc.	436,310
10,933	E.W. Scripps Company[b]	193,733
9,500	Ethan Allen Interiors, Inc.	241,775
17,893	Finish Line, Inc.	484,721
15,300	Francesca’s Holdings Corporation[a,b]	277,542
12,450	Fred’s, Inc.	224,224
6,890	FTD Companies, Inc.[b]	219,171
8,700	Genesco, Inc.[b]	648,759
6,050	G-III Apparel Group, Ltd.[b]	433,059
7,700	Group 1 Automotive, Inc.	505,582
15,950	Harte-Hanks, Inc.	140,998
7,300	Haverty Furniture Companies, Inc.	216,810
9,750	Helen of Troy, Ltd.[b]	674,993
9,450	Hibbett Sports, Inc.[a,b]	499,716
22,950	Hillenbrand, Inc.	741,974
17,750	Iconix Brand Group, Inc.[b]	697,043
14,450	Interval Leisure Group, Inc.	377,723
10,550	iRobot Corporation[a,b]	433,078
6,600	ITT Educational Services, Inc.[a,b]	189,288
15,300	Jack in the Box, Inc.[b]	901,782
6,253	JAKKS Pacific, Inc.[a]	45,147
10,262	Joseph A. Bank Clothiers, Inc.[a,b]	659,847
5,500	Kirkland’s, Inc.[b]	101,695
19,050	La-Z-Boy, Inc.	516,255
8,200	Lithia Motors, Inc.	544,972
51,718	Live Nation Entertainment, Inc.[b]	1,124,867
10,050	Lumber Liquidators Holdings, Inc.[b]	942,690
8,900	M/I Homes, Inc.[b]	199,538
6,600	Marcus Corporation	110,220
9,000	MarineMax, Inc.[b]	136,710
10,900	Marriott Vacations Worldwide Corporation[b]	609,419
16,450	Men’s Wearhouse, Inc.	805,721
13,400	Meritage Homes Corporation[b]	561,192
3,550	Monarch Casino & Resort, Inc.[b]	65,782
10,850	Monro Muffler Brake, Inc.[a]	617,148
6,600	Movado Group, Inc.	300,630
10,800	Multimedia Games Holding Company, Inc.[b]	313,632

Shares	Common Stock (95.5%)	Value
Consumer Discretionary (14.4%) - continued
10,450	NutriSystem, Inc.	$157,482
5,300	Oxford Industries, Inc.	414,460
11,300	Papa John’s International, Inc.	588,843
19,350	Pep Boys - Manny, Moe & Jack[b]	246,132
4,500	Perry Ellis International, Inc.[b]	61,830
7,400	PetMed Express, Inc.[a]	99,234
21,600	Pinnacle Entertainment, Inc.[b]	511,920
16,412	Pool Corporation	1,006,384
47,200	Quiksilver, Inc.[b]	354,472
4,800	Red Robin Gourmet Burgers, Inc.[b]	344,064
15,900	Regis Corporation	217,830
21,000	Ruby Tuesday, Inc.[b]	117,810
13,100	Ruth’s Hospitality Group, Inc.	158,379
16,950	Ryland Group, Inc.	676,813
9,400	Scholastic Corporation	324,112
20,000	Select Comfort Corporation[b]	361,600
8,500	Sizmek Inc.[b]	90,355
14,500	Skechers USA, Inc.[b]	529,830
12,450	Sonic Automotive, Inc.	279,876
19,102	Sonic Corporation[b]	435,335
12,450	Spartan Motors, Inc.	63,993
11,400	Stage Stores, Inc.	278,730
5,350	Stamps.com, Inc.[b]	179,546
7,500	Standard Motor Products, Inc.	268,275
54,700	Standard Pacific Corporation[b]	454,557
10,200	Stein Mart, Inc.	142,902
21,225	Steven Madden, Ltd.[b]	763,675
3,950	Strayer Education, Inc.[a,b]	183,398
7,050	Sturm, Ruger & Company, Inc.[a]	421,590
8,450	Superior Industries International, Inc.	173,140
21,750	Texas Roadhouse, Inc.	567,240
13,550	Tuesday Morning Corporation[b]	191,732
5,700	Universal Electronic, Inc.[b]	218,823
7,700	Universal Technical Institute, Inc.	99,715
11,100	Vitamin Shoppe, Inc.[b]	527,472
7,200	VOXX International Corporation[b]	98,496
10,150	Winnebago Industries, Inc.[b]	278,008
36,750	Wolverine World Wide, Inc.[a]	1,049,212
11,550	Zale Corporation[b]	241,510
8,050	Zumiez, Inc.[b]	195,132

	Total	38,009,453

Consumer Staples (3.4%)
29,950	Alliance One International, Inc.[b]	87,454
9,650	Andersons, Inc.	571,666
6,200	Annie’s, Inc.[a,b]	249,178
19,500	B&G Foods, Inc.	587,145
3,200	Boston Beer Company, Inc.[a,b]	783,136
5,100	Calavo Growers, Inc.[a]	181,458
5,400	Cal-Maine Foods, Inc.	339,012
14,000	Casey’s General Stores, Inc.	946,260
15,300	Central Garden & Pet Company[b]	126,531
59,850	Darling International, Inc.[b]	1,198,197
8,000	Diamond Foods, Inc.[a,b]	279,440
6,150	Inter Parfums, Inc.	222,691
5,300	J & J Snack Foods Corporation	508,641
4,350	Medifast, Inc.[b]	126,542
7,400	Sanderson Farms, Inc.	580,826
2,600	Seneca Foods Corporation[b]	81,848
17,800	Snyders-Lance, Inc.	501,782
13,750	Spartan Stores, Inc.	319,137
13,300	TreeHouse Foods, Inc.[b]	957,467
5,270	WD-40 Company	408,794

	Total	9,057,2052

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (95.5%)	Value
Energy (4.4%)
12,900	Approach Resources, Inc.[a,b]	$269,739
77,300	Arch Coal, Inc.[a]	372,586
9,750	Basic Energy Services, Inc.[b]	267,248
13,250	Bristow Group, Inc.	1,000,640
16,750	C&J Energy Services, Inc.[a,b]	488,430
15,100	Carrizo Oil & Gas, Inc.[b]	807,246
22,250	Cloud Peak Energy, Inc.[b]	470,365
16,200	Comstock Resources, Inc.[a]	370,170
5,650	Contango Oil & Gas Company[b]	269,731
6,850	Era Group, Inc.[b]	200,774
21,400	Exterran Holdings, Inc.	939,032
43,550	Forest Oil Corporation[b]	83,180
4,750	Geospace Technologies Corporation[b]	314,308
9,700	Green Plains Renewable Energy, Inc.[a]	290,612
4,500	Gulf Island Fabrication, Inc.	97,245
11,800	Hornbeck Offshore Services, Inc.[b]	493,358
46,550	ION Geophysical Corporation[b]	195,975
9,600	Matrix Service Company[b]	324,288
31,450	Newpark Resources, Inc.[b]	360,103
20,700	Northern Oil and Gas, Inc.[a,b]	302,634
13,000	PDC Energy, Inc.[b]	809,380
19,300	Penn Virginia Corporation[a,b]	337,557
21,100	PetroQuest Energy, Inc.[b]	120,270
22,800	Pioneer Energy Services Corporation[b]	295,260
6,900	SEACOR Holdings, Inc.[b]	596,298
18,150	Stone Energy Corporation[b]	761,755
15,800	Swift Energy Company[a,b]	170,008
11,550	Tesco Corporation[b]	213,675
28,800	Tetra Technologies, Inc.[b]	368,640

	Total	11,590,507

Financials (20.5%)
20,378	Acadia Realty Trust	537,572
5,450	Agree Realty Corporation	165,734
12,550	American Assets Trust, Inc.	423,437
6,750	Amerisafe, Inc.	296,393
21,000	Associated Estates Realty Corporation	355,740
15,750	Bank Mutual Corporation	99,855
11,800	Bank of the Ozarks, Inc.	803,108
7,100	Banner Corporation	292,591
29,000	BBCN Bancorp, Inc.	497,060
4,450	Bofi Holding, Inc.[b]	381,588
29,100	Boston Private Financial Holdings, Inc.	393,723
25,700	Brookline Bancorp, Inc.	242,094
7,000	Calamos Asset Management, Inc.	90,510
34,900	Capstead Mortgage Corporation[a]	441,834
11,600	Cardinal Financial Corporation	206,828
10,250	Cash America International, Inc.[a]	396,880
24,800	Cedar Realty Trust, Inc.	151,528
5,700	City Holding Company	255,702
18,700	Columbia Banking System, Inc.	533,324
14,750	Community Bank System, Inc.	575,545
7,800	Coresite Realty Corporation	241,800
67,250	Cousins Properties, Inc.	771,357
34,250	CVB Financial Corporation	544,575
71,267	DiamondRock Hospitality Company	837,387

Shares	Common Stock (95.5%)	Value
Financials (20.5%) - continued
10,675	Dime Community Bancshares, Inc.	$181,261
11,300	EastGroup Properties, Inc.	710,883
6,800	eHealth, Inc.[b]	345,440
11,400	Employers Holdings, Inc.	230,622
8,550	Encore Capital Group, Inc.[b]	390,735
19,250	EPR Properties	1,027,758
12,600	Evercore Partners, Inc.	696,150
19,850	EZCORP, Inc.[b]	214,182
60,400	F.N.B. Corporation	809,360
18,500	Financial Engines, Inc.[a]	939,430
36,273	First Bancorp[b]	197,325
10,550	First Cash Financial Services, Inc.[b]	532,353
34,400	First Commonwealth Financial Corporation	310,976
21,000	First Financial Bancorp	377,580
11,050	First Financial Bankshares, Inc.[a]	682,779
27,462	First Midwest Bancorp, Inc.	469,051
12,700	Forestar Real Estate Group, Inc.[b]	226,060
31,800	Franklin Street Properties Corporation	400,680
14,550	FXCM, Inc.[a]	214,904
26,296	Geo Group, Inc.	847,783
9,700	Getty Realty Corporation	183,233
27,100	Glacier Bancorp, Inc.	787,797
19,900	Government Properties Income Trust	501,480
7,950	Green Dot Corporation[b]	155,264
11,612	Hanmi Financial Corporation	270,560
3,650	HCI Group, Inc.[a]	132,860
35,000	Healthcare Realty Trust, Inc.	845,250
12,100	HFF, Inc.	406,681
17,290	Home Bancshares, Inc.	595,122
14,800	Horace Mann Educators Corporation	429,200
8,650	Independent Bank Corporation	340,551
4,200	Infinity Property & Casualty Corporation	284,046
30,550	Inland Real Estate Corporation	322,303
17,600	Interactive Brokers Group, Inc.	381,392
13,250	Investment Technology Group, Inc.[b]	267,650
47,700	Kite Realty Group Trust	286,200
37,900	LaSalle Hotel Properties	1,186,649
74,309	Lexington Realty Trust	810,711
12,700	LTC Properties, Inc.	477,901
13,750	MarketAxess Holdings, Inc.	814,275
20,000	MB Financial, Inc.	619,200
16,874	Meadowbrook Insurance Group, Inc.	98,375
62,000	Medical Properties Trust, Inc.	792,980
40,600	National Penn Bancshares, Inc.	424,270
3,900	Navigators Group, Inc.[b]	239,421
15,950	NBT Bancorp, Inc.	390,137
34,400	Northwest Bancshares, Inc.	502,240
36,450	Old National Bancorp	543,470
14,300	Oritani Financial Corporation	226,083
14,500	PacWest Bancorp[a]	623,645
26,300	Parkway Properties, Inc.	479,975
24,900	Pennsylvania Real Estate Investment Trust	449,445
12,100	Pinnacle Financial Partners, Inc.	453,629
5,850	Piper Jaffray Companies[b]	267,930
18,200	Portfolio Recovery Associates, Inc.[b]	1,053,052
19,800	Post Properties, Inc.	972,180

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (95.5%)	Value
Financials (20.5%) - continued
23,800	PrivateBancorp, Inc.	$726,138
22,050	ProAssurance Corporation	981,886
19,550	Provident Financial Services, Inc.	359,134
7,300	PS Business Parks, Inc.	610,426
12,500	RLI Corporation[a]	553,000
10,850	S&T Bancorp, Inc.	257,145
14,150	Sabra Healthcare REIT, Inc.	394,644
4,700	Safety Insurance Group, Inc.	253,095
4,600	Saul Centers, Inc.	217,856
20,450	Selective Insurance Group, Inc.	476,894
5,900	Simmons First National Corporation	219,893
11,850	Sovran Self Storage, Inc.	870,382
28,749	Sterling Bancorp	363,962
7,600	Stewart Information Services Corporation	266,988
22,100	Stifel Financial Corporation[b]	1,099,696
68,350	Susquehanna Bancshares, Inc.	778,506
10,626	SWS Group, Inc.[b]	79,482
34,800	Tanger Factory Outlet Centers, Inc.	1,218,000
5,550	Taylor Capital Group, Inc.[b]	132,756
15,550	Texas Capital Bancshares, Inc.[b]	1,009,817
4,290	Tompkins Financial Corporation	210,038
14,289	Tower Group International, Ltd.	38,580
34,432	Trustco Bank Corporation NY	242,401
13,700	UMB Financial Corporation	886,390
40,900	Umpqua Holdings Corporation[a]	762,376
22,800	United Bankshares, Inc.[a]	698,136
14,075	United Community Banks, Inc.[b]	273,196
7,900	United Fire Group, Inc.	239,765
4,650	Universal Health Realty Income Trust	196,416
10,350	Universal Insurance Holdings, Inc.	131,445
9,350	Urstadt Biddle Properties, Inc.	193,171
13,100	ViewPoint Financial Group, Inc.	377,935
2,500	Virtus Investment Partners, Inc.[b]	432,925
24,800	Wilshire Bancorp, Inc.	275,280
16,850	Wintrust Financial Corporation	819,921
3,762	World Acceptance Corporation[a,b]	282,451

	Total	53,886,760

Health Care (9.9%)
7,600	Abaxis, Inc.[a,b]	295,488
12,900	Abiomed, Inc.[a,b]	335,916
15,100	Acorda Therapeutics, Inc.[b]	572,441
26,400	Affymetrix, Inc.[a,b]	188,232
12,800	Air Methods Corporation[b]	683,904
26,000	Akorn, Inc.[b]	572,000
3,100	Almost Family, Inc.[b]	71,610
11,833	Amedisys, Inc.[b]	176,193
16,850	AMN Healthcare Services, Inc.[b]	231,519
11,800	AmSurg Corporation[b]	555,544
4,500	Analogic Corporation	369,495
4,150	Anika Therapeutics, Inc.[b]	170,565
19,900	ArQule, Inc.[b]	40,795
9,000	Bio-Reference Laboratories, Inc.[a,b]	249,120
11,100	Cambrex Corporation[b]	209,457
12,175	Cantel Medical Corporation	410,541
21,000	Centene Corporation[b]	1,307,250
6,450	Chemed Corporation[a]	576,952
3,800	Computer Programs and Systems, Inc.	245,480
9,950	CONMED Corporation	432,327
4,150	Corvel Corporation[b]	206,504
9,900	Cross Country Healthcare, Inc.[b]	79,893

Shares	Common Stock (95.5%)	Value
Health Care (9.9%) - continued
9,150	CryoLife, Inc.	$91,134
8,850	Cyberonics, Inc.[b]	577,462
7,100	Cynosure, Inc.[b]	208,030
10,550	Emergent Biosolutions, Inc.[b]	266,599
7,200	Ensign Group, Inc.	314,208
10,400	Gentiva Health Services, Inc.[b]	94,848
8,950	Greatbatch, Inc.[b]	410,984
18,900	Haemonetics Corporation[b]	615,951
12,650	Hanger, Inc.[b]	426,052
7,500	HealthStream, Inc.[b]	200,250
12,800	Healthways, Inc.[b]	219,392
4,050	Hi-Tech Pharmacal Company[b]	175,487
4,850	ICU Medical, Inc.[b]	290,418
23,600	Impax Laboratories, Inc.[b]	623,512
8,600	Integra LifeSciences Holdings Corporation[b]	395,514
10,500	Invacare Corporation	200,235
6,200	IPC The Hospitalist Company, Inc.[b]	304,296
19,700	Kindred Healthcare, Inc.	461,374
3,500	Landauer, Inc.	158,655
4,400	LHC Group, Inc.[b]	97,064
7,500	Ligand Pharmaceuticals, Inc.[b]	504,450
13,600	Luminex Corporation[b]	246,296
10,000	Magellan Health Services, Inc.[b]	593,500
23,550	Medicines Company[b]	669,291
18,550	Medidata Solutions, Inc.[b]	1,008,007
15,100	Meridian Bioscience, Inc.[a]	329,029
14,825	Merit Medical Systems, Inc.[b]	211,998
10,400	Molina Healthcare, Inc.[b]	390,624
16,800	Momenta Pharmaceuticals, Inc.[b]	195,720
4,700	MWI Veterinary Supply, Inc.[b]	731,414
10,150	Natus Medical, Inc.[b]	261,870
13,325	Neogen Corporation[b]	598,959
16,700	NuVasive, Inc.[b]	641,447
13,000	Omnicell, Inc.[b]	372,060
20,650	PAREXEL International Corporation[b]	1,116,958
10,800	PharMerica Corporation[b]	302,184
18,900	Prestige Brands Holdings, Inc.[b]	515,025
16,000	Quality Systems, Inc.	270,080
20,350	Questcor Pharmaceuticals, Inc.[a]	1,321,326
19,950	Spectrum Pharmaceuticals, Inc.[a,b]	156,408
4,950	SurModics, Inc.[b]	111,870
13,650	Symmetry Medical, Inc.[b]	137,319
25,500	West Pharmaceutical Services, Inc.	1,123,275

	Total	25,921,801

Industrials (14.5%)
10,175	AAON, Inc.	283,577
14,400	AAR Corporation	373,680
18,900	ABM Industries, Inc.	543,186
26,550	Actuant Corporation	906,683
13,900	Aegion Corporation[b]	351,809
7,200	Aerovironment, Inc.[b]	289,800
10,300	Albany International Corporation	366,062
5,350	Allegiant Travel Company	598,826
2,900	American Science & Engineering, Inc.	194,793
4,400	American Woodmark Corporation[b]	148,104
10,500	Apogee Enterprises, Inc.	348,915
15,350	Applied Industrial Technologies, Inc.	740,484
8,850	Arkansas Best Corporation	327,007
6,800	Astec Industries, Inc.	298,588

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (95.5%)	Value
Industrials (14.5%) - continued
9,150	Atlas Air Worldwide Holdings, Inc.[b]	$322,721
9,300	AZZ, Inc.	415,524
17,200	Barnes Group, Inc.	661,684
17,150	Brady Corporation	465,622
17,150	Briggs & Stratton Corporation	381,587
5,250	CDI Corporation	90,037
6,400	Circor International, Inc.	469,312
13,700	Comfort Systems USA, Inc.	208,788
7,600	Cubic Corporation	388,132
17,450	Curtiss-Wright Corporation	1,108,773
3,850	DXP Enterprises, Inc.[b]	365,481
12,300	Dycom Industries, Inc.[b]	388,803
24,400	EMCOR Group, Inc.	1,141,676
6,800	Encore Wire Corporation	329,868
17,200	EnerSys, Inc.	1,191,788
6,252	Engility Holdings, Inc.[b]	281,653
7,700	EnPro Industries, Inc.[a,b]	559,559
9,650	ESCO Technologies, Inc.	339,584
4,800	Exponent, Inc.	360,288
22,900	Federal Signal Corporation[b]	341,210
11,150	Forward Air Corporation	514,126
14,300	Franklin Electric Company, Inc.	608,036
7,250	G & K Services, Inc.	443,482
22,350	GenCorp, Inc.[a,b]	408,334
10,500	Gibraltar Industries, Inc.[b]	198,135
16,030	Griffon Corporation	191,398
25,537	Healthcare Services Group, Inc.[a]	742,105
18,198	Heartland Express, Inc.	412,913
5,900	Heidrick & Struggles International, Inc.	118,413
12,700	Hub Group, Inc.[b]	507,873
19,850	II-VI, Inc.[b]	306,286
8,300	Insperity, Inc.	257,134
21,350	Interface, Inc.	438,742
10,000	John Bean Technologies Corporation	309,000
9,800	Kaman Corporation	398,664
10,000	Kelly Services, Inc.	237,300
22,000	Knight Transportation, Inc.	508,860
18,100	Korn/Ferry International[b]	538,837
4,750	Lindsay Manufacturing Company[a]	418,855
6,100	Lydall, Inc.[b]	139,507
15,650	Matson, Inc.	386,398
14,950	Mobile Mini, Inc.	648,232
16,600	Moog, Inc.[b]	1,087,466
20,600	Mueller Industries, Inc.	617,794
1,800	National Presto Industries, Inc.[a]	140,472
17,900	Navigant Consulting, Inc.[b]	334,014
16,900	On Assignment, Inc.[b]	652,171
22,050	Orbital Sciences Corporation[b]	615,195
10,000	Orion Marine Group, Inc.[b]	125,700
3,400	Powell Industries, Inc.	220,320
13,625	Quanex Building Products Corporation	281,765
14,250	Resources Global Professionals	200,783
9,200	Roadrunner Transportation Systems, Inc.[b]	232,208
8,900	Saia, Inc.[b]	340,069
14,950	Simpson Manufacturing Company, Inc.	528,183
18,700	SkyWest, Inc.	238,612
4,700	Standex International Corporation	251,826
18,950	TASER International, Inc.[b]	346,596
13,700	Teledyne Technologies, Inc.[b]	1,333,421

Shares	Common Stock (95.5%)	Value
Industrials (14.5%) - continued
6,700	Tennant Company	$439,654
23,706	Tetra Tech, Inc.[b]	701,461
19,500	Titan International, Inc.[a]	370,305
20,600	Toro Company	1,301,714
14,950	TrueBlue, Inc.[b]	437,437
5,600	UniFirst Corporation	615,664
14,450	United Stationers, Inc.	593,462
7,250	Universal Forest Products, Inc.	401,215
7,400	Viad Corporation	177,896
6,600	Vicor Corporation[b]	67,320
10,900	WageWorks, Inc.[b]	611,599
10,400	Watts Water Technologies, Inc.	610,376

	Total	38,190,932

Information Technology (18.1%)
13,700	Advanced Energy Industries, Inc.[b]	335,650
5,200	Agilysys, Inc.[b]	69,680
9,750	Anixter International, Inc.	989,820
43,073	Arris Group, Inc.[b]	1,213,797
12,050	ATMI, Inc.[b]	409,820
5,250	Badger Meter, Inc.	289,275
3,650	Bel Fuse, Inc.	79,935
15,875	Belden, Inc.	1,104,900
19,600	Benchmark Electronics, Inc.[b]	443,940
5,700	Black Box Corporation	138,738
16,800	Blackbaud, Inc.	525,840
15,350	Blucora, Inc.[b]	302,241
13,550	Bottomline Technologies, Inc.[b]	476,283
24,257	Brooks Automation, Inc.	265,129
8,900	Cabot Microelectronics Corporation[b]	391,600
8,550	CACI International, Inc.[b]	630,990
12,200	CalAmp Corporation[b]	340,014
16,250	Cardtronics, Inc.[b]	631,313
8,050	Ceva, Inc.[b]	141,358
15,100	Checkpoint Systems, Inc.[b]	202,642
24,800	CIBER, Inc.[b]	113,584
22,750	Cirrus Logic, Inc.[b]	452,042
30,100	Cognex Corporation[b]	1,019,186
9,100	Coherent, Inc.[b]	594,685
8,500	Cohu, Inc.	91,290
11,750	comScore, Inc.[b]	385,283
5,600	Comtech Telecommunications Corporation	178,416
12,450	CSG Systems International, Inc.	324,198
12,300	CTS Corporation	256,824
14,000	Daktronics, Inc.	201,460
16,100	Dealertrack Technologies, Inc.[b]	791,959
13,450	Dice Holdings, Inc.[b]	100,337
9,400	Digi International, Inc.[b]	95,410
10,250	Digital River, Inc.[b]	178,658
13,300	Diodes, Inc.[b]	347,396
8,200	DSP Group, Inc.[b]	70,848
6,550	DTS, Inc.[b]	129,428
11,600	Ebix, Inc.[a]	198,012
9,300	Electro Scientific Industries, Inc.	91,605
17,100	Electronics for Imaging, Inc.[b]	740,601
33,450	Entropic Communications, Inc.[b]	136,811
11,300	EPIQ Systems, Inc.	154,019
17,300	Exar Corporation[b]	206,735
11,150	ExlService Holdings, Inc.[b]	344,647
6,250	FARO Technologies, Inc.[b]	331,250
15,400	FEI Company	1,586,508
4,600	Forrester Research, Inc.	164,910
49,350	GT Advanced Technologies, Inc.[a,b]	841,418
35,950	Harmonic, Inc.[b]	256,683

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (95.5%)	Value
Information Technology (18.1%) - continued
13,400	Heartland Payment Systems, Inc.[a]	$555,430
11,850	Higher One Holdings, Inc.[b]	85,675
11,450	Hittite Microwave Corporation	721,808
10,700	iGATE Corporation[b]	337,478
15,175	Insight Enterprises, Inc.[b]	381,044
5,700	Interactive Intelligence Group[b]	413,250
8,700	Intevac, Inc.[b]	84,390
20,550	Ixia[b]	256,875
16,200	j2 Global, Inc.[a]	810,810
22,450	Kopin Corporation[b]	84,861
27,850	Kulicke and Soffa Industries, Inc.[b]	351,188
9,500	Liquidity Services, Inc.[a,b]	247,475
8,200	Littelfuse, Inc.	767,848
18,000	Liveperson, Inc.[b]	217,260
8,250	LogMeIn, Inc.[b]	370,343
27,850	Manhattan Associates, Inc.[b]	975,586
24,750	MAXIMUS, Inc.	1,110,285
5,500	Measurement Specialties, Inc.[b]	373,175
12,150	Mercury Computer Systems, Inc.[b]	160,501
12,950	Methode Electronics, Inc.	397,047
16,400	Micrel, Inc.	181,712
34,500	Microsemi Corporation[b]	863,535
3,300	MicroStrategy, Inc.[b]	380,787
19,450	MKS Instruments, Inc.	581,361
12,800	Monolithic Power Systems, Inc.[b]	496,256
14,200	Monotype Imaging Holdings, Inc.	427,988
35,000	Monster Worldwide, Inc.[b]	261,800
5,600	MTS Systems Corporation	383,544
8,200	Nanometrics, Inc.[b]	147,354
13,300	NETGEAR, Inc.[b]	448,609
13,600	NetScout Systems, Inc.[b]	511,088
14,300	Newport Corporation[b]	295,724
21,750	NIC, Inc.	419,993
8,500	OpenTable, Inc.[a,b]	653,905
6,600	Oplink Communications, Inc.[b]	118,536
6,850	OSI Systems, Inc.[b]	410,041
7,600	Park Electrochemical Corporation	227,012
6,350	PC-Tel, Inc.	55,435
12,300	Perficient, Inc.[b]	222,876
7,600	Pericom Semiconductor Corporation[b]	59,508
12,350	Plexus Corporation[b]	494,864
11,000	Power Integrations, Inc.	723,580
7,500	Procera Networks, Inc.[b]	77,925
18,850	Progress Software Corporation[b]	410,930
31,700	QLogic Corporation[b]	404,175
10,450	QuinStreet, Inc.[b]	69,388
10,300	Rofin-Sinar Technologies, Inc.[b]	246,788
6,500	Rogers Corporation[b]	405,730
8,650	Rubicon Technology, Inc.[a,b]	97,659
12,000	Rudolph Technologies, Inc.[b]	136,920
30,200	Sanmina Corporation[b]	526,990
10,350	ScanSource, Inc.[b]	421,969
11,400	Sigma Designs, Inc.[b]	54,264
12,100	Super Micro Computer, Inc.[b]	210,177
3,800	Supertex, Inc.[b]	125,324
14,250	Sykes Enterprises, Inc.[b]	283,147
12,950	Synaptics, Inc.[a,b]	777,259
11,100	Synchronoss Technologies, Inc.[b]	380,619
9,600	Synnex Corporation[b]	581,856
33,900	Take-Two Interactive Software, Inc.[b]	743,427
12,400	Tangoe, Inc.[a,b]	230,516
6,950	TeleTech Holdings, Inc.[b]	170,344
17,400	Tessera Technologies, Inc.	411,162

Shares	Common Stock (95.5%)	Value
Information Technology (18.1%) - continued
59,650	TriQuint Semiconductor, Inc.[b]	$798,713
19,950	TTM Technologies, Inc.[b]	168,578
10,550	Tyler Technologies, Inc.[b]	882,824
10,200	Ultratech, Inc.[b]	297,738
10,600	VASCO Data Security International, Inc.[b]	79,924
14,500	Veeco Instruments, Inc.[b]	607,985
15,450	Viasat, Inc.[b]	1,066,668
9,500	Virtusa Corporation[b]	318,345
9,000	XO Group, Inc.[b]	91,260

	Total	47,513,609

Materials (6.4%)
10,600	A. Schulman, Inc.	384,356
6,200	A.M. Castle & Company[a,b]	91,078
49,800	AK Steel Holding Corporation[b]	359,556
9,100	AMCOL International Corporation	416,598
9,100	American Vanguard Corporation	197,015
11,000	Balchem Corporation	573,320
11,500	Boise Cascade Company[b]	329,360
19,600	Calgon Carbon Corporation[b]	427,868
18,750	Century Aluminum Company[b]	247,687
7,650	Clearwater Paper Corporation[b]	479,425
4,100	Deltic Timber Corporation	267,443
16,600	Flotek Industries, Inc.[a,b]	462,310
8,200	FutureFuel Corporation	166,460
23,350	Globe Specialty Metals, Inc.	486,147
18,250	H.B. Fuller Company	881,110
3,400	Hawkins, Inc.	124,916
4,500	Haynes International, Inc.	243,000
26,700	Headwaters, Inc.[b]	352,707
8,100	Innophos Holdings, Inc.	459,270
6,600	Kaiser Aluminum Corporation	471,372
29,350	KapStone Paper and Packaging Corporation[b]	846,454
7,500	Koppers Holdings, Inc.	309,225
11,900	Kraton Performance Polymers, Inc.[b]	311,066
6,950	LSB Industries, Inc.[b]	260,069
7,500	Materion Corporation	254,475
9,613	Myers Industries, Inc.	191,491
5,950	Neenah Paper, Inc.	307,734
3,300	Olympic Steel, Inc.	94,710
11,700	OM Group, Inc.	388,674
15,750	PH Glatfelter Company	428,715
34,500	PolyOne Corporation	1,264,770
4,800	Quaker Chemical Corporation	378,384
11,100	RTI International Metals, Inc.[b]	308,358
11,100	Schweitzer-Mauduit International, Inc.	472,749
6,900	Stepan Company	445,464
43,600	Stillwater Mining Company[b]	645,716
25,377	SunCoke Energy, Inc.[b]	579,611
7,850	Texas Industries, Inc.[a,b]	703,517
9,200	Tredegar Corporation	211,692
19,550	U.S. Silica Holdings, Inc.[a]	746,224
18,100	Wausau Paper Corporation	230,413
8,400	Zep, Inc.	148,680

	Total	16,949,189

Telecommunications Services (0.5%)
29,800	8x8, Inc.[b]	322,138
3,600	Atlantic Tele-Network, Inc.	237,312
10,200	Cbeyond, Inc.[b]	73,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (95.5%)	Value
Telecommunications Services (0.5%) - continued
76,050	Cincinnati Bell, Inc.[b]	$263,133
11,250	General Communication, Inc.[b]	128,362
6,550	Lumos Networks Corporation	87,574
5,550	NTELOS Holdings Corporation[a]	74,925
7,900	USA Mobility, Inc.	143,543

	Total	1,330,937

Utilities (3.4%)
13,833	ALLETE, Inc.	725,126
14,100	American States Water Company	455,289
21,900	Avista Corporation	671,235
14,700	El Paso Electric Company	525,231
11,100	Laclede Group, Inc.	523,365
15,350	New Jersey Resources Corporation	764,430
9,900	Northwest Natural Gas Company	435,699
14,100	NorthWestern Corporation	668,763
28,400	Piedmont Natural Gas Company, Inc.[a]	1,005,076
11,900	South Jersey Industries, Inc.	667,471
16,900	Southwest Gas Corporation	903,305
20,566	UIL Holdings Corporation	757,034
15,200	UNS Energy Corporation	912,456

	Total	9,014,480

	Total Common Stock (cost $152,959,084)	251,464,873

Shares	Collateral Held for Securities Loaned (10.0%)	Value
26,277,751	Thrivent Cash Management Trust	26,277,751

	Total Collateral Held for Securities Loaned (cost $26,277,751)	26,277,751

Shares or Principal Amount	Short-Term Investments (4.4%)[c]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.100%, 4/23/2014[d]	99,994
200,000	0.120%, 5/28/2014[d]	199,962
100,000	0.095%, 7/18/2014[d]	99,971
100,000	0.115%, 8/6/2014[d]	99,959
100,000	0.090%, 8/29/2014[d]	99,963
	Thrivent Cash Management Trust
11,017,798	0.050%	11,017,798

	Total Short-Term Investments (at amortized cost)	11,617,647

	Total Investments (cost $190,854,482) 109.9%	$289,360,271

	Other Assets and Liabilities, Net (9.9%)	(26,095,793)

	Total Net Assets 100.0%	$263,264,478

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 31, 2014, $599,849 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$106,610,873
Gross unrealized depreciation	(8,105,084)

Net unrealized appreciation (depreciation)	$98,505,789

Cost for federal income tax purposes	$190,854,482

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	38,009,453	38,009,453	–	–
Consumer Staples	9,057,205	9,057,205	–	–
Energy	11,590,507	11,590,507	–	–
Financials	53,886,760	53,886,760	–	–
Health Care	25,921,801	25,921,801	–	–
Industrials	38,190,932	38,190,932	–	–
Information Technology	47,513,609	47,513,609	–	–
Materials	16,949,189	16,949,189	–	–
Telecommunications Services	1,330,937	1,330,937	–	–
Utilities	9,014,480	9,014,480	–	–
Collateral Held for Securities Loaned	26,277,751	26,277,751	–	–
Short-Term Investments	11,617,647	11,017,798	599,849	–

Total	$289,360,271	$288,760,422	$599,849	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	30,385	30,385	–	–

Total Liability Derivatives	$30,385	$30,385	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	100	June 2014	$11,735,385	$11,705,000	($30,385)
Total Futures Contracts					($30,385)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$22,919,937	$16,887,315	$13,529,501	26,277,751	$26,277,751	$38,800
Cash Management Trust- Short Term Investment	9,202,932	8,882,454	7,067,588	11,017,798	11,017,798	1,208
Total Value and Income Earned	32,122,869				37,295,549	40,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (16.6%)
37,700	BorgWarner, Inc.	$2,317,419
46,100	Delphi Automotive plc	3,128,346
54,202	Discovery Communications, Inc.[a]	4,482,506
110,246	Dollar Tree, Inc.[a]	5,752,636
68,400	Dunkin’ Brands Group, Inc.	3,432,312
80,300	HomeAway, Inc.[a]	3,024,901
52,787	Limited Brands, Inc.	2,996,718
111,400	Marriott International, Inc.	6,240,628
32,000	Michael Kors Holdings, Ltd.[a]	2,984,640
30,786	O’Reilly Automotive, Inc.[a]	4,568,335
33,026	PetSmart, Inc.[b]	2,275,161
25,400	Ross Stores, Inc.	1,817,370
63,900	Starwood Hotels & Resorts Worldwide, Inc.	5,086,440
58,100	Toll Brothers, Inc.[a]	2,085,790
92,432	Tractor Supply Company	6,528,472
38,900	Under Armour, Inc.[a]	4,459,496
66,372	VF Corporation	4,107,099
16,800	Wynn Resorts, Ltd.	3,732,120

	Total	69,020,389

Consumer Staples (4.0%)
63,800	Hain Celestial Group, Inc.[a]	5,835,786
77,600	Monster Beverage Corporation[a]	5,389,320
32,200	United Natural Foods, Inc.[a]	2,283,624
57,706	Whole Foods Market, Inc.	2,926,271

	Total	16,435,001

Energy (6.9%)
509,700	Alpha Natural Resources, Inc.[a,b]	2,166,225
85,700	Cameron International Corporation[a]	5,293,689
42,717	Concho Resources, Inc.[a]	5,232,833
65,400	HollyFrontier Corporation	3,111,732
128,682	Peabody Energy Corporation	2,102,664
16,700	Pioneer Natural Resources Company	3,125,238
32,400	SM Energy Company	2,309,796
116,400	Southwestern Energy Company[a]	5,355,564

	Total	28,697,741

Financials (10.9%)
54,265	Affiliated Managers Group, Inc.[a]	10,855,713
52,600	Ameriprise Financial, Inc.	5,789,682
127,830	Discover Financial Services	7,438,428
147,400	First Republic Bank	7,958,126
16,200	SVB Financial Group[a]	2,086,236
54,200	T. Rowe Price Group, Inc.	4,463,370
114,300	TD Ameritrade Holding Corporation	3,880,485
87,300	Zions Bancorporation	2,704,554

	Total	45,176,594

Health Care (11.3%)
27,247	Actavis, Inc.[a]	5,608,795
62,589	AmerisourceBergen Corporation	4,105,212
83,200	BioMarin Pharmaceutical, Inc.[a]	5,675,072
34,396	Catamaran Corporation[a]	1,539,565
70,500	Cerner Corporation[a]	3,965,625
15,800	Cooper Companies, Inc.	2,170,288
32,900	Covance, Inc.[a]	3,418,310
72,600	Envision Healthcare Holdings, Inc.[a]	2,456,058
22,635	Mettler-Toledo International, Inc.[a]	5,334,617
58,200	Perrigo Company plc	9,001,212
45,000	Team Health Holdings, Inc.[a]	2,013,750

Shares	Common Stock (97.1%)	Value
Health Care (11.3%) - continued
25,800	Vertex Pharmaceuticals, Inc.[a]	$1,824,576

	Total	47,113,080

Industrials (20.4%)
173,828	AMETEK, Inc.	8,950,404
71,690	B/E Aerospace, Inc.[a]	6,221,975
107,400	Delta Air Lines, Inc.	3,721,410
56,200	Fastenal Company[b]	2,771,784
50,998	Flowserve Corporation	3,995,183
105,000	Fortune Brands Home and Security, Inc.	4,418,400
45,200	GATX Corporation	3,068,176
57,300	Graco, Inc.	4,282,602
38,684	JB Hunt Transport Services, Inc.	2,782,153
87,900	Nielsen Holdings NV	3,922,977
67,466	Pentair, Ltd.	5,352,752
129,400	Quanta Services, Inc.[a]	4,774,860
144,800	Robert Half International, Inc.	6,074,360
42,319	Roper Industries, Inc.	5,650,010
89,000	Southwest Airlines Company	2,101,290
70,561	Stericycle, Inc.[a]	8,017,141
91,700	United Rentals, Inc.[a,b]	8,705,998

	Total	84,811,475

Information Technology (21.6%)
137,509	Agilent Technologies, Inc.	7,689,503
68,400	Amphenol Corporation	6,268,860
67,635	ANSYS, Inc.[a]	5,209,248
109,060	Autodesk, Inc.[a]	5,363,571
120,331	Ciena Corporation[a,b]	2,736,327
35,500	Citrix Systems, Inc.[a]	2,038,765
73,798	Euronet Worldwide, Inc.[a]	3,069,259
48,097	F5 Networks, Inc.[a]	5,128,583
109,300	Fortinet, Inc.[a]	2,407,879
53,700	Gartner, Inc.[a]	3,728,928
18,700	IAC InterActiveCorp	1,334,993
36,700	Imperva, Inc.[a]	2,044,190
11,000	LinkedIn Corporation[a]	2,034,340
121,581	Microchip Technology, Inc.[b]	5,806,708
43,018	Nice Systems, Ltd. ADR	1,921,184
81,890	Nuance Communications, Inc.[a,b]	1,406,051
232,071	NVIDIA Corporation	4,156,392
138,100	NXP Semiconductors NVa	8,121,661
150,700	QLIK Technologies, Inc.[a]	4,007,113
90,500	ServiceNow, Inc.[a]	5,422,760
101,100	Synopsys, Inc.[a]	3,883,251
3,250	Varonis Systems, Inc.[a]	116,220
101,937	VeriFone Systems, Inc.[a]	3,447,509
42,600	Xilinx, Inc.	2,311,902

	Total	89,655,197

Materials (3.6%)
40,500	Airgas, Inc.	4,313,655
35,500	Albemarle Corporation	2,357,910
28,125	Celanese Corporation	1,561,219
69,010	FMC Corporation	5,283,406
66,159	Silver Wheaton Corporation	1,501,809

	Total	15,017,999

Telecommunications Services (1.8%)
72,600	Cogent Communications Group, Inc.	2,579,478
24,052	SBA Communications Corporation[a,b]	2,187,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (97.1%)	Value
Telecommunications Services (1.8%) - continued
89,037	TW Telecom, Inc.[a]	$2,783,297

	Total	7,550,545

	Total Common Stock (cost $298,446,695)	403,478,021

Shares	Collateral Held for Securities Loaned (3.8%)	Value
15,818,226	Thrivent Cash Management Trust	15,818,226

	Total Collateral Held for Securities Loaned (cost $15,818,226)	15,818,226

Shares or Principal Amount	Short-Term Investments (2.9%)[c]	Value
	Thrivent Cash Management Trust
12,186,533	0.050%	12,186,533

	Total Short-Term Investments (at amortized cost)	12,186,533

	Total Investments (cost $326,451,454) 103.8%	$431,482,780

	Other Assets and Liabilities, Net (3.8%)	(15,809,083)

	Total Net Assets 100.0%	$415,673,697

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$112,580,613
Gross unrealized depreciation	(7,549,287)

Net unrealized appreciation (depreciation)	$105,031,326

Cost for federal income tax purposes	$326,451,454

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	69,020,389	69,020,389	–	–
Consumer Staples	16,435,001	16,435,001	–	–
Energy	28,697,741	28,697,741	–	–
Financials	45,176,594	45,176,594	–	–
Health Care	47,113,080	47,113,080	–	–
Industrials	84,811,475	84,811,475	–	–
Information Technology	89,655,197	89,655,197	–	–
Materials	15,017,999	15,017,999	–	–
Telecommunications Services	7,550,545	7,550,545	–	–
Collateral Held for Securities Loaned	15,818,226	15,818,226	–	–
Short-Term Investments	12,186,533	12,186,533	–	–

Total	$431,482,780	$431,482,780	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$17,677,617	$15,397,168	$17,256,559	15,818,226	$15,818,226	$2,714
Cash Management Trust- Short Term Investment	12,208,592	33,227,971	33,250,030	12,186,533	12,186,533	1,694
Total Value and Income Earned	29,886,209				28,004,759	4,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (11.2%)
35,001	AMC Networks, Inc.[a]	$2,558,223
62,660	Delphi Automotive plc	4,252,108
28,929	Expedia, Inc.	2,097,353
184,364	Liberty Interactive Corporation[a]	5,322,589
31,303	Liberty Media Corporation[a]	4,092,241
57,149	Macy’s, Inc.	3,388,364
118,484	MGM Resorts International[a]	3,063,996
21,056	Mohawk Industries, Inc.[a]	2,863,195
32,019	PVH Corporation	3,995,011
32,610	Scripps Networks Interactive, Inc.	2,475,425
48,933	Starwood Hotels & Resorts Worldwide, Inc.	3,895,067
85,195	Toll Brothers, Inc.[a]	3,058,500

	Total	41,062,072

Consumer Staples (3.7%)
26,265	Constellation Brands, Inc.[a]	2,231,737
43,704	Ingredion, Inc.	2,975,368
127,579	Kroger Company	5,568,824
62,523	Tyson Foods, Inc.	2,751,637

	Total	13,527,566

Energy (7.8%)
68,067	Cameron International Corporation[a]	4,204,499
222,402	Chesapeake Energy Corporation	5,697,939
49,728	Cimarex Energy Company	5,923,102
27,268	EQT Corporation	2,644,178
23,743	Newfield Exploration Company[a]	744,580
24,430	Oil States International, Inc.[a]	2,408,798
31,532	Range Resources Corporation	2,616,210
88,971	Tesoro Corporation	4,501,043

	Total	28,740,349

Financials (29.1%)
74,308	Arthur J. Gallagher & Company	3,535,575
45,208	AvalonBay Communities, Inc.	5,936,714
68,317	Camden Property Trust	4,600,467
9,787	CIT Group, Inc.	479,759
190,522	DDR Corporation	3,139,802
27,436	Everest Re Group, Ltd.	4,199,080
68,697	First Republic Bank	3,708,951
188,702	Genworth Financial, Inc.[a]	3,345,686
460,519	Huntington Bancshares, Inc.	4,591,374
86,145	ING U.S., Inc.	3,124,479
176,068	Invesco, Ltd.	6,514,516
273,842	KeyCorp	3,899,510
127,612	Lincoln National Corporation	6,466,100
64,029	M&T Bank Corporation	7,766,718
120,521	NASDAQ OMX Group, Inc.	4,452,046
139,258	Principal Financial Group, Inc.	6,404,475
79,062	Raymond James Financial, Inc.	4,421,938
20,478	Signature Bank[a]	2,571,832
201,493	SLM Corporation	4,932,549
134,414	Starwood Property Trust, Inc.	3,170,826
69,327	Tanger Factory Outlet Centers, Inc.	2,426,445
50,464	Taubman Centers, Inc.	3,572,347
217,951	Two Harbors Investment Corporation	2,233,998
77,145	Unum Group	2,723,990
75,566	Validus Holdings, Ltd.	2,849,594
152,180	XL Group plc	4,755,625
21,422	Zions Bancorporation	663,653

	Total	106,488,049

Shares	Common Stock (98.3%)	Value
Health Care (8.0%)
36,700	Aetna, Inc.	$2,751,399
21,349	C.R. Bard, Inc.	3,159,225
92,141	Cardinal Health, Inc.	6,448,027
78,416	CareFusion Corporation[a]	3,153,892
26,636	CIGNA Corporation	2,230,232
43,037	Humana, Inc.	4,851,131
29,408	Laboratory Corporation of America Holdings[a]	2,888,160
91,166	Tenet Healthcare Corporation[a]	3,902,816

	Total	29,384,882

Industrials (13.1%)
59,807	Armstrong World Industries, Inc.[a]	3,184,723
50,929	Carlisle Companies, Inc.	4,040,707
66,265	Crane Company	4,714,755
73,506	KBR, Inc.	1,961,140
10,659	Roper Industries, Inc.	1,423,083
49,360	Stanley Black & Decker, Inc.	4,010,006
78,545	Terex Corporation	3,479,544
162,650	Textron, Inc.	6,390,518
76,190	Timken Company	4,478,448
97,264	Triumph Group, Inc.	6,281,309
106,813	Tyco International, Ltd.	4,528,871
81,130	United Continental Holdings, Inc.[a]	3,620,832

	Total	48,113,936

Information Technology (13.5%)
132,654	Agilent Technologies, Inc.	7,418,012
127,228	Altera Corporation	4,610,743
162,752	Applied Materials, Inc.	3,323,396
332,934	Atmel Corporation[a]	2,783,328
40,551	Check Point Software Technologies, Ltd.[a]	2,742,464
85,034	Citrix Systems, Inc.[a]	4,883,503
16,093	F5 Networks, Inc.[a]	1,715,997
34,396	Global Payments, Inc.	2,445,900
113,281	Juniper Networks, Inc.[a]	2,918,118
141,446	Maxim Integrated Products, Inc.	4,684,691
98,959	NetApp, Inc.	3,651,587
48,966	PTC, Inc.[a]	1,734,865
108,709	TIBCO Software, Inc.[a]	2,208,967
400,907	Xerox Corporation	4,530,249

	Total	49,651,820

Materials (5.5%)
22,540	Ashland, Inc.	2,242,279
66,737	Celanese Corporation	3,704,571
166,077	Louisiana-Pacific Corporation[a]	2,801,719
55,180	Newmont Mining Corporation	1,293,419
54,062	Packaging Corporation of America	3,804,343
39,137	Reliance Steel & Aluminum Company	2,765,420
48,271	Valspar Corporation	3,481,305

	Total	20,093,056

Utilities (6.4%)
146,586	Calpine Corporation[a]	3,065,113
66,655	Edison International, Inc.	3,773,340
158,710	FirstEnergy Corporation	5,400,902
51,441	SCANA Corporation	2,639,952
51,941	Sempra Energy	5,025,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Utilities (6.4%) - continued
111,067	Xcel Energy, Inc.	$3,371,994

	Total	23,277,112

	Total Common Stock (cost $296,563,871)	360,338,842

Shares or Principal Amount	Short-Term Investments (1.5%)[b]	Value
	Thrivent Cash Management Trust
5,618,799	0.050%	5,618,799

	Total Short-Term Investments (at amortized cost)	5,618,799

	Total Investments (cost $302,182,670) 99.8%	$365,957,641

	Other Assets and Liabilities, Net 0.2%	571,329

	Total Net Assets 100.0%	$366,528,970

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$67,458,602
Gross unrealized depreciation	(3,683,631)

Net unrealized appreciation (depreciation)	$63,774,971

Cost for federal income tax purposes	$302,182,670

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	41,062,072	41,062,072	–	–
Consumer Staples	13,527,566	13,527,566	–	–
Energy	28,740,349	28,740,349	–	–
Financials	106,488,049	106,488,049	–	–
Health Care	29,384,882	29,384,882	–	–
Industrials	48,113,936	48,113,936	–	–
Information Technology	49,651,820	49,651,820	–	–
Materials	20,093,056	20,093,056	–	–
Utilities	23,277,112	23,277,112	–	–
Short-Term Investments	5,618,799	5,618,799	–	–

Total	$365,957,641	$365,957,641	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Short Term Investment	$3,138,588	$24,707,331	$22,227,120	5,618,799	$5,618,799	$819
Total Value and Income Earned	3,138,588				5,618,799	819

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Mid Cap Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (94.8%)	Value
Consumer Discretionary (8.0%)
169,250	Cheesecake Factory, Inc.	$8,061,377
222,200	DISH Network Corporation[a]	13,823,062
53,350	Michael Kors Holdings, Ltd.[a]	4,975,955
151,400	Omnicom Group, Inc.	10,991,640
124,700	Scripps Networks Interactive, Inc.	9,465,977
261,050	Toll Brothers, Inc.[a]	9,371,695

	Total	56,689,706

Consumer Staples (3.5%)
74,850	Green Mountain Coffee Roasters, Inc.[b]	7,903,412
99,800	Ingredion, Inc.	6,794,384
345,900	WhiteWave Foods Company[a]	9,871,986

	Total	24,569,782

Energy (5.9%)
39,100	Atwood Oceanics, Inc.[a]	1,970,249
41,829	Cabot Oil & Gas Corporation	1,417,167
26,350	Cameron International Corporation[a]	1,627,639
18,950	Cimarex Energy Company	2,257,134
14,800	Concho Resources, Inc.[a]	1,813,000
109,850	Denbury Resources, Inc.	1,801,540
14,300	Energen Corporation	1,155,583
36,750	Energy XXI, Ltd.[b]	866,198
26,150	Ensco plc	1,380,197
15,870	EQT Corporation	1,538,914
26,950	Helmerich & Payne, Inc.[b]	2,898,742
42,850	HollyFrontier Corporation	2,038,803
23,150	National Oilwell Varco, Inc.	1,802,690
44,250	Noble Corporation	1,448,745
30,000	Noble Energy, Inc.	2,131,200
13,100	Oasis Petroleum, Inc.[a]	546,663
28,500	Oceaneering International, Inc.	2,048,010
22,100	Oil States International, Inc.[a]	2,179,060
10,250	Pioneer Natural Resources Company	1,918,185
19,400	Range Resources Corporation	1,609,618
41,300	Rowan Companies plc[a]	1,390,984
20,150	SM Energy Company	1,436,493
95,600	Superior Energy Services, Inc.	2,940,656
25,550	Whiting Petroleum Corporation[a]	1,772,915

	Total	41,990,385

Financials (21.3%)
109,050	Camden Property Trust	7,343,427
207,800	First Republic Bank	11,219,122
166,821	Gaming and Leisure Properties, Inc.	6,082,294
221,520	HCC Insurance Holdings, Inc.	10,076,945
494,798	Host Hotels & Resorts, Inc.	10,014,711
1,451,700	Huntington Bancshares, Inc.	14,473,449
651,100	KeyCorp	9,271,664
246,574	Lazard, Ltd.	11,611,170
80,800	M&T Bank Corporation[b]	9,801,040
111,900	Macerich Company	6,974,727
327,200	NASDAQ OMX Group, Inc.	12,086,768
179,183	Northern Trust Corporation	11,747,237
385,500	Piedmont Office Realty Trust, Inc.	6,611,325
197,500	Protective Life Corporation	10,386,525
417,772	Zions Bancorporation	12,942,577

	Total	150,642,981

Health Care (13.1%)
211,950	Acorda Therapeutics, Inc.[a]	8,035,025

Shares	Common Stock (94.8%)	Value
Health Care (13.1%) - continued
678,700	Allscripts Healthcare Solutions, Inc.[a]	$12,236,961
73,732	C.R. Bard, Inc.	10,910,861
108,000	Centene Corporation[a]	6,723,000
399,850	Hologic, Inc.[a]	8,596,775
143,750	Illumina, Inc.[a,b]	21,369,875
84,100	Thoratec Corporation[a]	3,011,621
7,600	Veeva Systems, Inc.[a,b]	202,920
78,600	Waters Corporation[a]	8,521,026
136,869	Zimmer Holdings, Inc.	12,945,070

	Total	92,553,134

Industrials (15.0%)
218,644	ADT Corporation[b]	6,548,388
126,000	AGCO Corporation	6,950,160
261,443	CSX Corporation	7,574,004
145,750	Flowserve Corporation	11,418,055
83,950	Huntington Ingalls Industries, Inc.	8,584,727
363,916	Manitowoc Company, Inc.	11,445,158
91,308	Manpower, Inc.	7,197,810
324,734	Oshkosh Corporation	19,117,090
95,832	Parker Hannifin Corporation	11,472,049
665,100	Southwest Airlines Company	15,703,011

	Total	106,010,452

Information Technology (21.7%)
97,150	Alliance Data Systems Corporation[a]	26,468,517
834,533	Applied Materials, Inc.	17,041,164
342,416	CoreLogic, Inc.[a]	10,286,177
152,004	eBay, Inc.[a]	8,396,701
353,082	Juniper Networks, Inc.[a]	9,095,392
183,600	NetApp, Inc.	6,774,840
1,048,516	NVIDIA Corporation	18,778,922
162,700	Red Hat, Inc.[a]	8,619,846
253,700	SunPower Corporation[a,b]	8,184,362
179,350	Teradata Corporation[a]	8,822,226
691,972	Teradyne, Inc.[a,b]	13,763,323
768,134	TriQuint Semiconductor, Inc.[a]	10,285,314
156,050	Ubiquiti Networks, Inc.[a,b]	7,095,594

	Total	153,612,378

Materials (3.8%)
258,750	Owens-Illinois, Inc.[a]	8,753,512
146,912	Silgan Holdings, Inc.	7,275,082
598,450	Steel Dynamics, Inc.	10,646,426

	Total	26,675,020

Utilities (2.5%)
300,000	CMS Energy Corporation	8,784,000
232,400	Public Service Enterprise Group, Inc.	8,863,736

	Total	17,647,736

	Total Common Stock (cost $464,774,345)	670,391,574

Shares	Collateral Held for Securities Loaned (7.3%)	Value
51,823,200	Thrivent Cash Management Trust	51,823,200

	Total Collateral Held for Securities Loaned (cost $51,823,200)	51,823,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Mid Cap Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.2%)[c]	Value
	Thrivent Cash Management Trust
36,302,396	0.050%	$36,302,396

	Total Short-Term Investments (at amortized cost)	36,302,396

	Total Investments (cost $552,899,941) 107.3%	$758,517,170

	Other Assets and Liabilities, Net (7.3%)	(51,310,496)

	Total Net Assets 100.0%	$707,206,674

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$208,636,746
Gross unrealized depreciation	(3,019,517)

Net unrealized appreciation (depreciation)	$205,617,229

Cost for federal income tax purposes	$552,899,941

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	56,689,706	56,689,706	–	–
Consumer Staples	24,569,782	24,569,782	–	–
Energy	41,990,385	41,990,385	–	–
Financials	150,642,981	150,642,981	–	–
Health Care	92,553,134	92,553,134	–	–
Industrials	106,010,452	106,010,452	–	–
Information Technology	153,612,378	153,612,378	–	–
Materials	26,675,020	26,675,020	–	–
Utilities	17,647,736	17,647,736	–	–
Collateral Held for Securities Loaned	51,823,200	51,823,200	–	–
Short-Term Investments	36,302,396	36,302,396	–	–

Total	$758,517,170	$758,517,170	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$37,473,212	$127,443,809	$113,093,821	51,823,200	$51,823,200	$54,959
Cash Management Trust- Short Term Investment	26,698,226	30,639,206	21,035,036	36,302,396	36,302,396	4,408
Total Value and Income Earned	64,171,438				88,125,596	59,367

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (93.4%)	Value
Consumer Discretionary (12.6%)
5,600	Aaron’s, Inc.	$169,344
5,900	Abercrombie & Fitch Company	227,150
5,600	Advance Auto Parts, Inc.	708,400
4,600	AMC Networks, Inc.[a]	336,214
13,130	American Eagle Outfitters, Inc.	160,711
3,550	ANN, Inc.[a]	147,254
7,700	Apollo Group, Inc.[a]	263,648
9,950	Ascena Retail Group, Inc.[a]	171,936
3,000	Bally Technologies, Inc.[a,b]	198,810
4,500	Big Lots, Inc.[a]	170,415
1,960	Bob Evans Farms, Inc.	98,059
5,155	Brinker International, Inc.	270,380
7,150	Brunswick Corporation	323,823
3,600	Cabela’s, Inc.[a]	235,836
4,200	Carter’s, Inc.	326,130
3,700	Cheesecake Factory, Inc.	176,231
12,300	Chico’s FAS, Inc.	197,169
8,000	Cinemark Holdings, Inc.	232,080
5,850	CST Brands, Inc.	182,754
2,700	Deckers Outdoor Corporation[a]	215,271
4,400	DeVry Education Group, Inc.	186,516
7,900	Dick’s Sporting Goods, Inc.	431,419
4,300	Domino’s Pizza, Inc.	330,971
5,550	DreamWorks Animation SKG, Inc.[a,b]	147,353
11,400	Foot Locker, Inc.	535,572
11,270	Gentex Corporation	355,343
4,550	Guess ?, Inc.	125,580
7,700	Hanesbrands, Inc.	588,896
2,600	HSN, Inc.	155,298
2,170	International Speedway Corporation	73,758
23,600	J.C. Penney Company, Inc.[a,b]	203,432
9,550	Jarden Corporation[a]	571,377
3,600	John Wiley and Sons, Inc.	207,504
9,550	Kate Spade & Company[a]	354,209
7,150	KB Home[b]	121,478
5,050	Lamar Advertising Company[a]	257,499
3,000	Life Time Fitness, Inc.[a,b]	144,300
23,300	LKQ Corporation[a]	613,955
3,000	M.D.C. Holdings, Inc.	84,840
2,100	Matthews International Corporation	85,701
2,900	Meredith Corporation	134,647
3,400	Murphy USA, Inc.[a]	138,006
9,700	New York Times Company	166,064
300	NVR, Inc.[a]	344,100
37,450	Office Depot, Inc.[a]	154,669
2,050	Panera Bread Company[a]	361,764
5,100	Polaris Industries, Inc.[b]	712,521
4,100	Rent-A-Center, Inc.	109,060
3,800	Scientific Games Corporation[a]	52,174
16,400	Service Corporation International	326,032
6,200	Signet Jewelers, Ltd.	656,332
5,320	Sotheby’s Holdings, Inc.	231,686
4,700	Tempur-Pedic International, Inc.[a]	238,149
3,450	Thor Industries, Inc.	210,657
12,350	Toll Brothers, Inc.[a]	443,365
3,900	Tupperware Brands Corporation	326,664
6,200	Under Armour, Inc.[a]	710,768
20,414	Wendy’s Company	186,176
6,830	Williams-Sonoma, Inc.	455,151

	Total	16,344,601

Consumer Staples (3.0%)
10,620	Church & Dwight Company, Inc.	733,523

Shares	Common Stock (93.4%)	Value
Consumer Staples (3.0%) - continued
7,300	Dean Foods Company	$112,858
4,850	Energizer Holdings, Inc.	488,589
13,525	Flowers Foods, Inc.	290,111
3,850	Hain Celestial Group, Inc.[a]	352,159
9,500	Hillshire Brands Company	353,970
5,800	Ingredion, Inc.	394,864
1,540	Lancaster Colony Corporation	153,107
2,950	Post Holdings, Inc.[a]	162,604
15,250	SUPERVALU, Inc.[a,b]	104,310
1,603	Tootsie Roll Industries, Inc.[b]	47,994
3,800	United Natural Foods, Inc.[a]	269,496
1,840	Universal Corporation[b]	102,838
13,400	WhiteWave Foods Company[a]	382,436

	Total	3,948,859

Energy (5.5%)
17,100	Alpha Natural Resources, Inc.[a,b]	72,675
4,500	Atwood Oceanics, Inc.[a]	226,755
3,800	Bill Barrett Corporation[a,b]	97,280
1,500	CARBO Ceramics, Inc.	206,985
6,700	Cimarex Energy Company	798,037
5,900	Dresser-Rand Group, Inc.[a]	344,619
3,100	Dril-Quip, Inc.[a]	347,510
5,600	Energen Corporation	452,536
6,550	Gulfport Energy Corporation[a]	466,229
7,600	Helix Energy Solutions Group, Inc.[a]	174,648
15,390	HollyFrontier Corporation	732,256
8,400	Oceaneering International, Inc.	603,624
4,150	Oil States International, Inc.[a]	409,190
11,200	Patterson-UTI Energy, Inc.	354,816
4,700	Rosetta Resources, Inc.[a]	218,926
5,200	SM Energy Company	370,708
12,300	Superior Energy Services, Inc.	378,348
3,800	Tidewater, Inc.	184,756
3,400	Unit Corporation[a]	222,292
5,600	World Fuel Services Corporation	246,960
15,650	WPX Energy, Inc.[a]	282,170

	Total	7,191,320

Financials (21.6%)
4,100	Affiliated Managers Group, Inc.[a]	820,205
3,360	Alexander & Baldwin, Inc.	143,002
5,500	Alexandria Real Estate Equities, Inc.	399,080
1,300	Alleghany Corporation[a]	529,594
8,100	American Campus Communities, Inc.	302,535
5,535	American Financial Group, Inc.	319,425
10,350	Arthur J. Gallagher & Company	492,453
5,050	Aspen Insurance Holdings, Ltd.	200,485
12,493	Associated Banc-Corp	225,624
6,470	Astoria Financial Corporation	89,415
6,500	BancorpSouth, Inc.[b]	162,240
3,400	Bank of Hawaii Corporation	206,074
14,900	BioMed Realty Trust, Inc.	305,301
6,000	BRE Properties, Inc.	376,680
9,200	Brown & Brown, Inc.	282,992
6,600	Camden Property Trust	444,444
5,700	Cathay General Bancorp	143,583
6,700	CBOE Holdings, Inc.	379,220
3,670	City National Corporation	288,902
6,283	Commerce Bancshares, Inc.	291,657
6,800	Corporate Office Properties Trust	181,152
8,970	Corrections Corporation of America REIT	280,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (93.4%)	Value
Financials (21.6%) - continued
4,100	Cullen/Frost Bankers, Inc.[b]	$317,873
25,250	Duke Realty Corporation	426,220
11,050	East West Bancorp, Inc.	403,325
9,500	Eaton Vance Corporation	362,520
4,900	Equity One, Inc.	109,466
2,950	Essex Property Trust, Inc.	501,648
3,710	Everest Re Group, Ltd.	567,815
8,500	Extra Space Storage, Inc.	412,335
5,150	Federal Realty Investment Trust	590,808
7,300	Federated Investors, Inc.[b]	222,942
21,351	Fidelity National Financial, Inc.	671,275
8,200	First American Financial Corporation	217,710
18,300	First Horizon National Corporation	225,822
27,400	First Niagara Financial Group, Inc.	258,930
12,798	FirstMerit Corporation	266,582
14,850	Fulton Financial Corporation	186,813
2,050	Greenhill & Company, Inc.	106,559
6,400	Hancock Holding Company	234,560
3,370	Hanover Insurance Group, Inc.	207,053
7,750	HCC Insurance Holdings, Inc.	352,547
6,950	Highwoods Properties, Inc.	266,950
4,400	Home Properties, Inc.	264,528
11,550	Hospitality Properties Trust	331,716
4,400	International Bancshares Corporation	110,352
11,650	Janus Capital Group, Inc.	126,635
3,400	Jones Lang LaSalle, Inc.	402,900
3,950	Kemper Corporation	154,721
6,350	Kilroy Realty Corporation	371,983
11,300	Liberty Property Trust	417,648
6,850	Mack-Cali Realty Corporation	142,412
2,800	Mercury General Corporation	126,224
5,800	Mid-America Apartment Communities, Inc.	395,966
9,050	MSCI, Inc.[a]	389,331
9,400	National Retail Properties, Inc.	322,608
34,211	New York Community Bancorp, Inc.[b]	549,771
18,700	Old Republic International Corporation	306,680
9,600	Omega Healthcare Investors, Inc.	321,792
3,107	Potlatch Corporation	120,210
4,250	Primerica, Inc.	200,218
4,400	Prosperity Bancshares, Inc.	291,060
6,070	Protective Life Corporation	319,221
9,575	Raymond James Financial, Inc.	535,530
9,762	Rayonier, Inc. REIT	448,173
17,300	Realty Income Corporation	706,878
7,100	Regency Centers Corporation	362,526
5,500	Reinsurance Group of America, Inc.	437,965
3,250	RenaissanceRe Holdings, Ltd.	317,200
11,040	SEI Investments Company	371,054
14,550	Senior Housing Property Trust	326,939
3,650	Signature Bank[a]	458,404
7,400	SL Green Realty Corporation	744,588
3,400	StanCorp Financial Group, Inc.	227,120
3,530	SVB Financial Group[a]	454,593
75,250	Synovus Financial Corporation	255,097
4,900	Taubman Centers, Inc.	346,871
12,770	TCF Financial Corporation	212,748
5,200	Trustmark Corporation	131,820
19,453	UDR, Inc.	502,471
15,484	Valley National Bancorp[b]	161,188

Shares	Common Stock (93.4%)	Value
Financials (21.6%) - continued
8,075	W.R. Berkley Corporation	$336,082
6,590	Waddell & Reed Financial, Inc.	485,156
7,927	Washington Federal, Inc.	184,699
6,980	Webster Financial Corporation	216,799
8,700	Weingarten Realty Investors	261,000
2,070	Westamerica Bancorporation[b]	111,946

	Total	28,037,579

Health Care (8.8%)
5,500	Align Technology, Inc.[a]	284,845
12,300	Allscripts Healthcare Solutions, Inc.[a]	221,769
1,550	Bio-Rad Laboratories, Inc.[a]	198,586
3,700	Charles River Laboratories International, Inc.[a]	223,258
8,766	Community Health Systems, Inc.[a]	343,364
3,750	Cooper Companies, Inc.	515,100
4,360	Covance, Inc.[a]	453,004
5,750	Cubist Pharmaceuticals, Inc.[a]	420,612
10,650	Endo International plc[a]	731,123
6,180	Health Net, Inc.[a]	210,182
6,600	Henry Schein, Inc.[a]	787,842
4,450	Hill-Rom Holdings, Inc.	171,503
6,800	HMS Holdings Corporation[a]	129,540
21,200	Hologic, Inc.[a]	455,800
4,000	IDEXX Laboratories, Inc.[a,b]	485,600
3,700	LifePoint Hospitals, Inc.[a]	201,835
4,500	Mallinckrodt, LLC[a]	285,345
4,000	Masimo Corporation[a]	109,240
7,800	Mednax, Inc.[a]	483,444
2,300	Mettler-Toledo International, Inc.[a]	542,064
7,770	Omnicare, Inc.	463,636
4,850	Owens & Minor, Inc.	169,895
11,000	ResMed, Inc.[b]	491,590
4,900	Salix Pharmaceuticals, Ltd.[a]	507,689
4,250	Sirona Dental Systems, Inc.[a]	317,348
4,600	STERIS Corporation	219,650
2,600	Techne Corporation	221,962
3,190	Teleflex, Inc.	342,096
4,400	Thoratec Corporation[a]	157,564
3,600	United Therapeutics Corporation[a]	338,508
6,900	Universal Health Services, Inc.	566,283
6,850	VCA Antech, Inc.[a]	220,775
3,400	Wellcare Health Plans, Inc.[a]	215,968

	Total	11,487,020

Industrials (15.6%)
5,900	A.O. Smith Corporation	271,518
3,300	Acuity Brands, Inc.	437,481
7,650	Aecom Technology Corporation[a]	246,101
6,780	AGCO Corporation	373,985
5,330	Alaska Air Group, Inc.	497,342
2,500	Alliant Techsystems, Inc.	355,375
7,600	B/E Aerospace, Inc.[a]	659,604
3,760	Brink’s Company	107,348
4,940	Carlisle Companies, Inc.	391,940
3,900	CLARCOR, Inc.	223,665
4,300	Clean Harbors, Inc.[a,b]	235,597
4,380	Con-way, Inc.	179,930
8,650	Copart, Inc.[a]	314,773
2,600	Corporate Executive Board Company	192,998
3,800	Crane Company	270,370
3,900	Deluxe Corporation	204,633
10,350	Donaldson Company, Inc.	438,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (93.4%)	Value
Industrials (15.6%) - continued
2,450	Esterline Technologies Corporation[a]	$261,023
14,650	Exelis, Inc.	278,497
12,850	Fortune Brands Home and Security, Inc.	540,728
3,150	FTI Consulting, Inc.[a]	105,021
3,520	GATX Corporation	238,938
3,800	General Cable Corporation	97,318
3,900	Genesee & Wyoming, Inc.[a]	379,548
4,750	Graco, Inc.	355,015
2,760	Granite Construction, Inc.	110,207
6,200	Harsco Corporation	145,266
4,590	Herman Miller, Inc.	147,477
3,480	HNI Corporation	127,229
4,130	Hubbell, Inc.	495,063
3,801	Huntington Ingalls Industries, Inc.	388,690
6,250	IDEX Corporation	455,562
7,050	ITT Corporation	301,458
7,040	JB Hunt Transport Services, Inc.	506,317
17,625	JetBlue Airways Corporation[a,b]	153,161
11,450	KBR, Inc.	305,486
6,040	Kennametal, Inc.	267,572
4,400	Kirby Corporation[a]	445,500
3,500	Landstar System, Inc.	207,270
3,500	Lennox International, Inc.	318,185
6,300	Lincoln Electric Holdings, Inc.	453,663
6,120	Manpower, Inc.	482,440
2,450	Mine Safety Appliances Company	139,650
3,700	MSC Industrial Direct Company, Inc.	320,124
4,680	Nordson Corporation	329,893
5,400	Old Dominion Freight Line, Inc.[a]	306,396
6,550	Oshkosh Corporation	385,598
15,350	R.R. Donnelley & Sons Company	274,765
3,500	Regal-Beloit Corporation	254,485
4,972	Rollins, Inc.	150,353
3,460	SPX Corporation	340,153
8,600	Terex Corporation	380,980
6,050	Timken Company	355,619
5,000	Towers Watson & Company	570,250
5,995	Trinity Industries, Inc.	432,060
4,050	Triumph Group, Inc.	261,549
7,198	United Rentals, Inc.[a,b]	683,378
5,600	URS Corporation	263,536
7,050	UTI Worldwide, Inc.	74,660
2,100	Valmont Industries, Inc.	312,564
7,450	Wabtec Corporation	577,375
9,550	Waste Connections, Inc.	418,863
2,100	Watsco, Inc.	209,811
3,550	Werner Enterprises, Inc.	90,560
4,650	Woodward, Inc.	193,114

	Total	20,293,870

Information Technology (14.8%)
7,400	3D Systems Corporation[a,b]	437,710
3,020	ACI Worldwide, Inc.[a]	178,754
5,890	Acxiom Corporation[a]	202,587
4,430	ADTRAN, Inc.	108,136
47,750	Advanced Micro Devices, Inc.[a,b]	191,477
3,100	Advent Software, Inc.	91,016
7,200	ANSYS, Inc.[a]	554,544
6,100	AOL, Inc.[a]	266,997
7,770	Arrow Electronics, Inc.[a]	461,227
32,970	Atmel Corporation[a]	275,629
10,670	Avnet, Inc.	496,475

Shares	Common Stock (93.4%)	Value
Information Technology (14.8%) - continued
9,200	Broadridge Financial Solutions, Inc.	$341,688
22,330	Cadence Design Systems, Inc.[a]	347,008
8,100	Ciena Corporation[a]	184,194
3,450	CommVault Systems, Inc.[a]	224,078
16,900	Compuware Corporation	177,450
3,650	Concur Technologies, Inc.[a]	361,606
7,800	Convergys Corporation	170,898
4,900	Conversant, Inc.[a]	137,935
7,100	CoreLogic, Inc.[a]	213,284
9,400	Cree, Inc.[a,b]	531,664
10,950	Cypress Semiconductor Corporation	112,456
4,930	Diebold, Inc.[b]	196,658
2,310	DST Systems, Inc.	218,965
3,800	Equinix, Inc.[a]	702,392
3,100	FactSet Research Systems, Inc.[b]	334,211
2,700	Fair Isaac Corporation	149,364
9,700	Fairchild Semiconductor International, Inc.[a]	133,763
10,600	Fortinet, Inc.[a]	233,518
7,150	Gartner, Inc.[a]	496,496
5,600	Global Payments, Inc.	398,216
8,450	Informatica Corporation[a]	319,241
11,950	Ingram Micro, Inc.[a]	353,242
10,600	Integrated Device Technology, Inc.[a]	129,638
3,150	InterDigital, Inc.	104,297
5,500	International Rectifier Corporation[a]	150,700
9,850	Intersil Corporation	127,262
3,000	Itron, Inc.[a]	106,620
6,610	Jack Henry & Associates, Inc.	368,574
18,050	JDS Uniphase Corporation[a]	252,700
6,600	Knowles Corporation[a]	208,362
5,625	Leidos Holdings, Inc.	198,956
4,800	Lexmark International, Inc.	222,192
1,800	ManTech International Corporation	52,938
7,520	Mentor Graphics Corporation	165,590
5,850	MICROS Systems, Inc.[a]	309,640
7,562	National Instruments Corporation	216,954
12,900	NCR Corporation[a]	471,495
4,750	NeuStar, Inc.[a]	154,423
3,340	Plantronics, Inc.	148,463
10,640	Polycom, Inc.[a]	145,981
9,200	PTC, Inc.[a]	325,956
9,000	Rackspace Hosting, Inc.[a]	295,380
21,840	RF Micro Devices, Inc.[a]	172,099
12,400	Riverbed Technology, Inc.[a]	244,404
7,640	Rovi Corporation[a]	174,039
3,214	Science Applications International Corporation	120,171
5,290	Semtech Corporation[a]	134,049
3,050	Silicon Laboratories, Inc.[a]	159,362
14,600	Skyworks Solutions, Inc.[a]	547,792
5,100	Solarwinds, Inc.[a]	217,413
5,300	Solera Holdings, Inc.	335,702
19,000	SunEdison, Inc.[a]	357,960
11,930	Synopsys, Inc.[a]	458,231
2,930	Tech Data Corporation[a]	178,613
15,000	Teradyne, Inc.[a,b]	298,350
11,800	TIBCO Software, Inc.[a]	239,776
20,100	Trimble Navigation, Ltd.[a]	781,287
8,550	VeriFone Systems, Inc.[a]	289,161

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (93.4%)	Value
Information Technology (14.8%) - continued
10,470	Vishay Intertechnology, Inc.	$155,794
3,000	WEX, Inc.[a]	285,150
3,900	Zebra Technologies Corporation[a]	270,699

	Total	19,179,052

Materials (6.7%)
6,170	Albemarle Corporation	409,811
5,100	AptarGroup, Inc.	337,110
5,600	Ashland, Inc.	557,088
4,590	Cabot Corporation	271,085
4,100	Carpenter Technology Corporation	270,764
9,050	Commercial Metals Company	170,864
2,600	Compass Minerals International, Inc.	214,552
2,760	Cytec Industries, Inc.	269,404
2,500	Domtar Corporation	280,550
3,850	Eagle Materials, Inc.	341,341
2,400	Greif, Inc.	125,976
4,300	Intrepid Potash, Inc.[a,b]	66,478
10,900	Louisiana-Pacific Corporation[a]	183,883
3,570	Martin Marietta Materials, Inc.[b]	458,209
2,660	Minerals Technologies, Inc.	171,730
900	NewMarket Corporation[b]	351,702
6,150	Olin Corporation[b]	169,801
7,600	Packaging Corporation of America	534,812
6,000	Reliance Steel & Aluminum Company	423,960
5,550	Rock-Tenn Company	585,914
5,000	Royal Gold, Inc.	313,100
10,300	RPM International, Inc.	430,952
3,400	Scotts Miracle-Gro Company	208,352
3,880	Sensient Technologies Corporation	218,871
3,400	Silgan Holdings, Inc.	168,368
7,880	Sonoco Products Company	323,238
17,250	Steel Dynamics, Inc.	306,878
6,110	Valspar Corporation	440,653
4,100	Worthington Industries, Inc.	156,825

	Total	8,762,271

Telecommunications Services (0.4%)
7,645	Telephone & Data Systems, Inc.	200,375
10,900	TW Telecom, Inc.[a]	340,734

	Total	541,109

Utilities (4.4%)
8,600	Alliant Energy Corporation	488,566
13,682	Aqua America, Inc.	343,008
7,750	Atmos Energy Corporation	365,257
3,400	Black Hills Corporation	196,010
4,700	Cleco Corporation	237,726
11,863	Great Plains Energy, Inc.	320,776
7,830	Hawaiian Electric Industries, Inc.[b]	199,039
3,830	IDACORP, Inc.	212,450
14,625	MDU Resources Group, Inc.	501,784
6,500	National Fuel Gas Company	455,260
15,380	OGE Energy Corporation	565,369
4,000	ONE Gas, Inc.[a]	143,720
6,175	PNM Resources, Inc.	166,910
13,550	Questar Corporation	322,219
8,850	UGI Corporation	403,648
6,390	Vectren Corporation	251,702
9,920	Westar Energy, Inc.	348,787

Shares	Common Stock (93.4%)	Value
Utilities (4.4%) - continued
4,010	WGL Holdings, Inc.	$160,641

	Total	5,682,872

	Total Common Stock (cost $79,174,870)	121,468,553

Shares	Collateral Held for Securities Loaned (5.3%)	Value
6,885,290	Thrivent Cash Management Trust	6,885,290

	Total Collateral Held for Securities Loaned (cost $6,885,290)	6,885,290

Shares or Principal Amount	Short-Term Investments (6.4%)[c]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.120%, 5/28/2014[d]	199,962
100,000	0.100%, 7/9/2014[d]	99,974
100,000	0.090%, 8/1/2014[d]	99,969
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.100%, 7/8/2014[d]	99,973
	Thrivent Cash Management Trust
7,798,364	0.050%	7,798,364

	Total Short-Term Investments (at amortized cost)	8,298,242

	Total Investments (cost $94,358,402) 105.1%	$136,652,085

	Other Assets and Liabilities, Net (5.1%)	(6,638,705)

	Total Net Assets 100.0%	$130,013,380

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 31, 2014, $499,878 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$44,529,167
Gross unrealized depreciation	(2,235,484)

Net unrealized appreciation (depreciation)	$42,293,683

Cost for federal income tax purposes	$94,358,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	16,344,601	16,344,601	–	–
Consumer Staples	3,948,859	3,948,859	–	–
Energy	7,191,320	7,191,320	–	–
Financials	28,037,579	28,037,579	–	–
Health Care	11,487,020	11,487,020	–	–
Industrials	20,293,870	20,293,870	–	–
Information Technology	19,179,052	19,179,052	–	–
Materials	8,762,271	8,762,271	–	–
Telecommunications Services	541,109	541,109	–	–
Utilities	5,682,872	5,682,872	–	–
Collateral Held for Securities Loaned	6,885,290	6,885,290	–	–
Short-Term Investments	8,298,242	7,798,364	499,878	–

Total	$136,652,085	$136,152,207	$499,878	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	67,219	67,219	–	–

Total Asset Derivatives	$67,219	$67,219	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	60	June 2014	$8,182,181	$8,249,400	$67,219
Total Futures Contracts					$67,219

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$8,155,102	$9,691,305	$10,961,117	6,885,290	$6,885,290	$11,366
Cash Management Trust- Short Term Investment	4,174,053	5,456,277	1,831,966	7,798,364	7,798,364	701
Total Value and Income Earned	12,329,155				14,683,654	12,067

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
Australia (4.2%)
40,283	Abacus Property Group	$87,833
67,840	Adelaide Brighton, Ltd.	252,788
1,549,668	Arrium, Ltd.	1,949,817
511,582	Australand Holdings, Ltd.	2,005,033
350,767	BC Iron, Ltd.	1,544,251
1,104,077	Beach Energy, Ltd.	1,751,965
269,824	BHP Billiton, Ltd.	9,145,778
5,530	BT Investment Management, Ltd.	37,512
31,042	Cabcharge Australia, Ltd.	116,660
380,639	Challenger, Ltd.	2,264,680
35,280	Charter Hall Group	130,887
635,100	CSR, Ltd.	2,073,494
41,017	David Jones, Ltd.	124,108
146,411	DUET Group	282,553
425,224	DuluxGroup, Ltd.	2,264,225
556,242	Envestra, Ltd.	581,287
82,643	Flight Centre Travel Group, Ltd.[a]	4,031,946
998,956	Fortescue Metals Group, Ltd.[a]	4,890,784
183,006	G8 Education, Ltd.	865,298
55,330	Hills, Ltd.	87,455
285,972	iiNet, Ltd.	1,969,189
151,150	Incitec Pivot, Ltd.	415,674
650,233	Investa Office Fund	1,958,441
102,273	JB Hi-Fi, Ltd.	1,777,425
189,085	M2 Telecommunications Group, Ltd.	1,053,905
64,896	Macquarie Group, Ltd.	3,499,327
11,757	Magellan Financial Group, Ltd.	149,867
20,077	McMillan Shakespeare, Ltd.	184,789
1,963,269	Mount Gibson Iron, Ltd.	1,663,074
77,630	Navitas, Ltd.	525,854
691,803	Northern Star Resources, Ltd.	725,883
162,660	Orica, Ltd.	3,309,822
100,620	Ramsay Health Care, Ltd.	4,496,133
71,627	RCR Tomlinson, Ltd.	185,803
69,303	REA Group, Ltd.	3,140,361
242,096	Santos, Ltd.	3,035,078
90,889	Senex Energy, Ltd.[b]	63,591
444,403	Seven West Media, Ltd.	818,832
173,272	Southern Cross Media Group, Ltd.	220,667
103,569	Sundance Energy Australia, Ltd.[b]	92,342
180,344	TPG Telecom, Ltd.	1,113,302
221,355	Woolworths, Ltd.	7,340,582

	Total	72,228,295

Austria (0.2%)
4,491	Austria Technologie & Systemtechnik AG	54,208
5,527	CA Immobilien Anlagen AGb	99,935
1,287	Flughafen Wien Aktiengesellschaft	127,482
3,014	Osterreichische Post AG	151,901
58,950	Voestalpine AG	2,594,332
13,848	Wienerberger AG	265,302

	Total	3,293,160

Belgium (0.4%)
13,059	Agfa-Gevaert NVb	44,257
23,327	Anheuser-Busch InBev NV	2,456,703
38,826	Arseus NV	2,094,209
2,139	Compagnie Maritime Belge	66,922
24,634	Euronav SAb	288,927
23,656	Exmar NV	388,617
2,919	Melexis NV	113,007
36,585	NV Bekaert SA	1,491,033

Shares	Common Stock (90.0%)	Value
Belgium (0.4%) - continued
13,604	ThromboGenics NVb	$385,424

	Total	7,329,099

Bermuda (0.8%)
46,905	Catlin Group, Ltd.	420,767
774,212	Golden Ocean Group, Ltd.	1,531,302
180,000	Jardine Matheson Holdings, Ltd.	11,369,921
1,467,000	Pacific Basin Shipping, Ltd.	938,640

	Total	14,260,630

Brazil (1.1%)
201,652	Banco Bradesco SA ADR[a]	2,756,582
207,800	BR Properties SA	1,703,429
93,800	Companhia Paranaense de Energia	1,231,926
269,200	Embraer SA	2,387,089
148,900	Even Construtora e Incorporadora SA	493,490
37,849	Lojas Renner SA	1,071,749
47,962	Multiplan Empreendimentos Imobiliarios SA	1,022,654
333,125	Petroleo Brasileiro SA ADR	4,380,593
93,500	Souza Cruz SA	846,816
89,000	Ultrapar Participacoes SA ADR	2,144,010
133,490	Vale SA ADR[a]	1,846,167

	Total	19,884,505

Canada (4.5%)
50,590	Alimentation Couche-Tard, Inc.	4,091,589
295,732	Bellatrix Exploration, Ltd.[b]	2,501,216
179,854	Brookfield Asset Management, Inc.[a]	7,325,939
40,669	Canadian Imperial Bank of Commerce[a]	3,504,045
115,146	Canadian National Railway Company	6,469,216
175,300	Canadian Natural Resources, Ltd.[a]	6,718,644
509,650	Encana Corporation[a]	10,896,318
65,686	Magna International, Inc.	6,314,887
179,108	Manulife Financial Corporation	3,454,168
48,516	Open Text Corporation[a]	2,318,060
71,203	Pembina Pipeline Corporation[a]	2,703,846
139,718	Royal Bank of Canada	9,212,162
72,582	Saputo, Inc.	3,656,347
42,350	Vermilion Energy, Inc[a]	2,645,199
59,646	West Fraser Timber Company, Ltd.	2,724,670
343,037	Whitecap Resources, Inc.[a]	3,829,106

	Total	78,365,412

Cayman Islands (0.2%)
906,400	MGM China Holdings, Ltd.	3,202,353
504,000	NagaCorp, Ltd.	526,162
104,000	Xinyi Glass Holdings Company, Ltd.	84,840

	Total	3,813,355

Chile (0.1%)
1,171,906	Aguas Andinas SA	734,719
46,315	Banco Santander Chile SA ADR[a]	1,085,624
17,208	Empresa Nacional de Telecomunicaciones SA	210,779

	Total	2,031,122

China (0.7%)
1,410,000	Air China, Ltd.	834,919

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
China (0.7%) - continued
1,021,500	China Shenhua Energy Company, Ltd.	$2,957,770
2,136,000	Dongfeng Motor Group Company, Ltd.	3,029,758
4,264,000	PetroChina Company, Ltd.	4,631,696

	Total	11,454,143

Colombia (0.1%)
37,681	Bancolombia SA ADR[a]	2,128,223

	Total	2,128,223

Czech Republic (0.3%)
23,975	CEZ AS	688,097
16,561	Komercni Banka AS	3,957,338

	Total	4,645,435

Denmark (2.0%)
387	A P Moller - Maersk AS	4,631,909
6,851	Aktieselskabet Schouw & Company	335,395
429	Alk-Abello A/S	51,885
62,515	Coloplast AS	5,054,409
393,975	Danske Bank AS	10,962,283
4,990	DFDS AS	407,779
13,720	Genmab ASb	556,469
36,419	Jyske Bank ASb	1,996,099
50,133	Novo Nordisk AS	2,282,669
15,019	Royal Unibrew AS	2,499,772
2,655	SimCorp ASb	107,597
68,849	Sydbank ASb	1,760,388
75,951	Vestas Wind Systems ASb	3,045,181
8,120	Zealand Pharma ASb	103,385

	Total	33,795,220

Faroe Islands (<0.1%)
4,963	Bakkafrost PF	81,972

	Total	81,972

Finland (0.4%)
11,006	Cramo Oyj[b]	231,449
105,939	Ramirent Oyj	1,161,858
49,840	Rautaruukki Oyj[b]	552,739
393,162	Stora Enso Oyj	4,207,767

	Total	6,153,813

France (6.7%)
912	Alten SA	48,974
678,405	AXA SA	17,624,207
192,094	Cap Gemini SA	14,542,844
104,200	Carrefour SA	4,030,931
56,850	Christian Dior SA	10,919,031
8,234	Club Mediterranee[b]	201,690
249,067	Compagnie de Saint-Gobain	15,037,301
423,000	GDF Suez	11,571,226
8,502	Ipsen SA	348,232
13,098	Montupet SA	1,061,561
658,396	Natixis	4,835,420
21,836	Neopost SA	1,725,678
8,639	Plastic Omnium SA	320,324
90,880	Safran SA	6,296,161
22,008	Saft Groupe SA	769,280
283	Sartorius Stedim Biotech	56,779
102,113	Societe Television Francaise 1	1,688,120
1,218	Sopra Group SA	145,280
254,962	Technicolor SAb	1,839,257

Shares	Common Stock (90.0%)	Value
France (6.7%) - continued
64,527	Thales SA	$4,278,809
173,700	Total SA	11,433,792
2,687	Transgene SAb	43,866
19,579	UbiSoft Entertainment SAb	350,119
1,483	Vicat SA	124,949
82,705	Vinci SA	6,139,170

	Total	115,433,001

Germany (6.8%)
21,209	Allianz SE	3,584,739
17,835	Alstria Office REIT-AGb	239,071
15,195	Aurelius AG	577,495
40,547	Balda AG	187,913
24,915	BASF SE	2,772,376
84,330	Bayer AG	11,420,344
6,613	Biotest AG	855,372
21,820	Borussia Dortmund GmbH & Company KGaA	118,078
2,960	Centrotec Sustainable AG	76,846
2,787	Cewe Stiftung & Company KGaA	214,351
15,854	Comdirect Bank AG	189,372
21,851	Continental AG	5,240,279
6,920	CTS Eventim AG	461,875
227,734	Daimler AG	21,543,501
143,125	Deutsche Boerse AG	11,394,741
191,927	Deutsche Post AG	7,135,397
23,549	Deutz AGb	198,681
31,871	Drillisch AG	1,157,586
67,984	Duerr AG	5,250,709
14,949	Evotec AGb	79,754
12,911	Gerresheimer AG	838,076
5,026	Grammer AG	246,083
239,315	Heidelberger Druckmaschinen AGb	738,596
324,708	Infineon Technologies AG	3,873,855
1,792	Jungheinrich AG	135,834
13,942	Kontron AG	95,600
26,953	Leoni AG	1,971,118
19,510	LPKF Laser & Electronics AG	456,922
4,864	MorphoSys AGb	452,352
1,643	Nemetschek AG	135,687
115,803	Nordex SEb	1,871,592
54,255	Norma Group SE	2,875,611
55,270	ProSiebenSat.1 Media AG	2,535,205
192,278	QSC AG	958,806
5,784	Rheinmetall AG	407,233
19,567	SAF-Holland SAb	304,630
9,232	SAP AG ADR	748,863
34,232	Siemens AG	4,616,643
1,823	SMA Solar Technology AG	96,768
5,206	Stroeer Media AGb	93,717
3,086	Takkt AG	67,981
414,550	ThyssenKrupp AGb	11,121,921
6,288	Tipp24 SEb	491,231
112,729	TUI AG	1,880,628
96,099	United Internet AG	4,507,727
41,225	Wincor Nixdorf AG	2,962,924
4,695	XING AG	674,821

	Total	117,858,904

Hong Kong (3.2%)
530,800	AIA Group, Ltd.	2,524,564
232,000	Champion REIT[b]	106,052
196,000	China Merchants Holdings International Company, Ltd.	675,779
803,000	China Mobile, Ltd.	7,372,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
Hong Kong (3.2%) - continued
81,000	Chow Sang Sang Holdings International, Ltd.	$192,291
138,000	Dah Sing Financial Holdings, Ltd.	649,318
205,000	Emperor Entertainment Hotel, Ltd.	81,909
198,000	Emperor International Holdings, Ltd.	48,068
4,977,225	Guangzhou Automobile Group Company, Ltd.	5,247,123
365,000	Hang Lung Group, Ltd.	1,839,943
166,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	55,297
1,233,425	Hutchison Whampoa, Ltd.	16,369,793
156,000	Johnson Electric Holdings, Ltd.	144,293
614,800	Man Wah Holdings, Ltd.	1,040,248
4,383,392	New World Development Company, Ltd.	4,421,846
1,461,130	New World Development Company, Ltd. Rights[b,c]	306,023
396,000	NewOcean Energy Holdings, Ltd.	307,362
190,000	Regal Real Estate Investment Trust	53,182
1,101,000	Samson Holding, Ltd.	149,275
5,000,000	Shun Tak Holdings, Ltd.	2,578,215
194,000	Singamas Container Holdings Ltd.	44,576
1,201,500	Sinotruk Hong Kong, Ltd.	650,004
250,000	Sunlight Real Estate Investment Trust	93,597
113,000	Swire Pacific, Ltd., Class A	1,319,846
340,000	Swire Pacific, Ltd., Class B	733,114
78,700	Swire Properties, Ltd.	224,646
1,130,000	Truly International Holdings, Ltd.	762,253
306,000	United Laboratories International Holdings[b]	183,230
94,400	VTech Holdings, Ltd.	1,213,393
360,000	Weichai Power Company, Ltd.	1,366,867
406,000	Wharf Holdings, Ltd.	2,603,956
437,000	Wheelock and Company, Ltd.	1,712,667

	Total	55,071,420

Hungary (0.2%)
65,784	OTP Bank Nyrt	1,260,448
82,000	Richter Gedeon Nyrt	1,430,362

	Total	2,690,810

India (0.7%)
723	GlaxoSmithKline Pharmaceuticals, Ltd.	31,151
7,344	Grasim Industries, Ltd.	355,339
8,000	Grasim Industries, Ltd. GDR	385,544
35,500	Hero Motocorp, Ltd.	1,353,854
122,000	Hindustan Unilever, Ltd.	1,237,591
167,741	Housing Development Finance Corporation	2,485,830
25,000	ICICI Bank, Ltd.	523,601
10,400	ICICI Bank, Ltd. ADR	455,520
26,000	Infosys, Ltd.	1,422,984
16,504	Infosys, Ltd. ADR	894,187
260,542	ITC, Ltd.	1,541,128
32,748	Reliance Industries, Ltd. GDR[d]	1,017,502
20,696	Ultra Tech Cement, Ltd.	759,006
4,570	Ultra Tech Cement, Ltd. GDR	167,347

	Total	12,630,584

Indonesia (0.5%)
2,101,000	AKR Corporindo Tbk PT	901,018

Shares	Common Stock (90.0%)	Value
Indonesia (0.5%) - continued
1,042,200	Bank Rakyat Indonesia Persero Tbk PTb	$886,057
666,900	Indo Tambangraya Megah Tbk PT	1,437,970
5,381,000	PT Astra International Tbk	3,519,741
1,190,300	United Tractors Tbk PT	2,186,828

	Total	8,931,614

Ireland (0.4%)
251,934	Beazley plc	1,110,315
6,464	FBD Holdings plc	164,746
70,860	Grafton Group plc	763,789
207,873	Henderson Group plc	914,250
144,479	Smurfit Kappa Group plc	3,503,955

	Total	6,457,055

Israel (<0.1%)
2,449	Mizrahi Tefahot Bank, Ltd.	33,499

	Total	33,499

Italy (4.3%)
1,386,181	A2A SPA	1,794,653
15,992	Acea SpA	236,618
3,268	Aeroporto di Venezia Marco Polo SPA - SAVE	59,474
98,379	Ascopiave SpA	307,659
488,025	Assicurazioni Generali SPA	10,877,938
12,718	Astaldi SPA	131,215
91,422	Autogrill SPA[b]	936,854
148,439	Azimut Holding SPA	5,302,759
98,973	Banca Generali SPA	3,268,111
24,308	Banca IFIS SPA	536,059
2,070,634	Banca Popolare di Milano SCRL[b]	2,085,351
32,514	Cementir Holding SpA	308,434
919,694	Enel SPA	5,201,984
455,375	Eni SPA	11,419,222
35,951	ERG SPA	581,956
18,386	Gruppo Editoriale L’Espresso SPA[b]	42,459
106,302	HERA SPA	310,469
13,702	Industria Macchine Automatiche SPA	679,292
6,095,375	Intesa Sanpaolo SPA	20,682,909
547,122	IREN SpA	987,752
29,067	Italcementi SpA	358,797
8,802	Italcementi SPA	69,195
465,647	Mediaset SPA[b]	2,604,264
183,785	Recordati SPA	3,215,548
7,933	Reply SPA	704,918
5,251	Societa Cattolica di Assicurazioni SCRL	134,781
142,963	Sogefi SPA	933,908

	Total	73,772,579

Japan (13.2%)
12,000	77 Bank, Ltd.	53,901
103,900	Aderans Company, Ltd.	1,188,018
8,300	Aisan Industry Company, Ltd.	63,521
16,600	Aoyama Trading Company, Ltd.	435,798
1,700	Ariake Japan Company, Ltd.	39,456
116,500	Asahi Group Holdings, Ltd.	3,266,171
9,200	Asatsu-DK, Inc.	189,644
2,400	Avex Group Holdings, Inc.	42,214
177,000	Calsonic Kansei Corporation	820,709
13,500	Capcom Company, Ltd.	255,990
7,200	Chiyoda Integre Co.,Ltd.	131,587
6,800	Chudenko Corporation	117,469
4,400	CKD Corporation	41,925

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
Japan (13.2%) - continued
3,500	COMSYS Holdings Corporation	$54,796
45,100	Cookpad, Inc.	1,071,273
2,800	Corona Corporation	28,878
3,900	Cosel Company, Ltd.	45,541
29,000	Cosmo Oil Company, Ltd.	52,442
400	COSMOS Pharmaceutical Corporation	46,691
16,800	CyberAgent, Inc.	643,105
52,000	Daido Metal Company, Ltd.	546,066
57,000	Daihen Corporation	227,037
1,381,601	Daiwa Securities Group, Inc.	12,003,693
44,000	Doutor Nichires Holdings Company, Ltd.	774,703
4,300	DUSKIN Company, Ltd.	82,541
1,900	Dydo Drinco, Inc.	79,113
15,100	Eagle Industry Company, Ltd.	233,475
214,000	EDION Corporation	1,192,404
81,100	Fancl Corporation	962,354
14,300	Foster Electric Company, Ltd.	173,924
177,400	Fuji Heavy Industries, Ltd.	4,803,969
26,800	Fuji Machine Manufacturing Company, Ltd.	235,915
29,300	Fuji Oil Company, Ltd.	375,219
52,000	Fujikura, Ltd.	237,332
36,000	Fujitsu General, Ltd.	348,018
10,900	Funai Electric Company, Ltd.	108,686
298	Global One Real Estate Investment Corporation	876,210
2,300	Glory, Ltd.	63,070
60,200	GMO Internet, Inc.	599,338
2,400	G-Tekt Corporation	29,763
21,000	Gunze, Ltd.	55,694
49	Hankyu REIT, Inc.	248,159
19,900	Heiwa Real Estate Company, Ltd.	317,007
73,800	Hitachi Capital Corporation	1,576,338
129,000	Hitachi Kokusai Electric, Inc.	1,550,700
33,600	Hitachi Transport System, Ltd.	546,563
576,000	Hitachi, Ltd.	4,263,586
1,700	Hokuto Corporation	35,373
16,700	House Foods Group, Inc.	277,297
126,400	Iino Kaiun Kaisha, Ltd.	632,692
108,300	Ikyu Corporation	1,226,192
4,200	Inabata & Company, Ltd.	42,796
19	Industrial & Infrastructure Fund Investment Corporation	156,361
4,500	INES Corporation	30,919
23,900	Internet Initiative Japan Inc.	575,753
3,600	Iriso Electronics Company, Ltd.	194,260
103,900	IT Holdings Corporation	1,704,702
9,900	IwaiCosmo Holdings, Inc.	107,859
7,800	JAFCO Company, Ltd.	349,461
643,100	Japan Display, Inc.[b]	4,492,323
310	Japan Hotel REIT Investment Corporation	141,360
45	Japan Logistics Fund, Inc.	101,158
471	Japan Rental Housing Investments, Inc.	285,134
22,200	Japan Securities Finance Company, Ltd.	128,706
21,000	J-Oil Mills, Inc.	55,980
187,600	JTEKT Corporation	2,784,908
21,900	JVC Kenwood Corporation[b]	52,788
14,300	Kanamoto Company, Ltd.	418,453
3,700	Kanematsu Electronics, Ltd.	52,017
39,000	Kato Works Company, Ltd.	210,949
885,000	Kawasaki Kisen Kaisha, Ltd.	1,911,962

Shares	Common Stock (90.0%)	Value
Japan (13.2%) - continued
98,600	KDDI Corporation	$5,725,209
12,100	Keihin Corporation	176,645
23	Kenedix Realty Investment Corporation	114,057
10,100	Kewpie Corporation	139,008
21,000	Kinugawa Rubber Industrial Company, Ltd.	87,028
12,400	Kissei Pharmaceutical Company, Ltd.	307,301
1,568,000	Kobe Steel, Ltd.	2,080,815
28,700	Komori Corporation	358,189
2,800	Konishi Company, Ltd.	49,550
19,000	Kurabo Industries, Ltd.	34,240
26,400	Kuroda Electric Company, Ltd.	427,746
3,800	Kyokuto Kaihatsu Kogyo Company, Ltd.	54,877
5,400	Kyokuto Securities Company, Ltd.	90,330
39,500	Kyoritsu Maintenance Company, Ltd.	1,331,335
35,000	Lifenet Insurance Company[b]	144,135
226,150	LIXIL Group Corporation	6,240,522
1,100	MACNICA, Inc.	32,635
92,000	Maeda Road Construction Company, Ltd.	1,280,699
7,000	Makino Milling Machine Company, Ltd.	49,336
2,700	Mandom Corporation	97,300
320,000	Marubeni Corporation	2,148,207
88,000	Marudai Food Company, Ltd.	261,038
14,500	Matsumotokiyoshi Holdings Company, Ltd.	462,665
19	MID Reit, Inc.	42,947
1,600	MISUMI Group, Inc.	44,334
360,200	Mitsubishi UFJ Financial Group, Inc.	1,983,544
1,021,000	Mitsui O.S.K. Lines, Ltd.	3,971,392
12,000	Mitsui Sugar Company, Ltd.	45,783
2,200	Modec, Inc.	55,632
70	Mori Hills REIT Investment Corporation	92,556
58,000	Morinaga Milk Industry Company, Ltd.	186,474
568,895	MS and AD Insurance Group Holdings, Inc.	13,022,698
131,000	Namco Bandai Holdings, Inc.	3,107,286
4,600	NEC Capital Solutions, Ltd.	95,823
60,100	NEC Networks & System Integration Corporation	1,220,710
13,400	Neturen Company, Ltd.	85,535
3,600	Nichicon Corporation	28,472
96,152	Nikkiso Company, Ltd.	1,070,322
106,000	NIPPO Corporation	1,462,263
67	Nippon Accommodations Fund, Inc.	224,563
48,000	Nippon Beet Sugar Manufacturing Company, Ltd.	93,076
39,000	Nippon Chemi-Con Corporation[b]	121,777
20,000	Nippon Flour Mills Company, Ltd.	109,501
4,000	Nippon Kayaku Company, Ltd.	44,966
109,400	Nippon Light Metal Holdings Company, Ltd.	143,013
256,000	Nippon Meat Packers, Inc.[a]	3,810,767
114,600	Nippon Paper Industries Company, Ltd.	2,160,622
39,000	Nippon Road Company, Ltd.	177,920
7,000	Nippon Seiki Company, Ltd.	119,593

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
Japan (13.2%) - continued
4,594,650	Nippon Sheet Glass Company[b]	$6,549,200
2,000	Nippon Shinyaku Company, Ltd.	38,004
291,900	Nippon Suisan Kaisha, Ltd.[b]	613,405
23,000	Nippon Telegraph & Telephone Corporation	1,249,857
938,000	Nippon Yusen Kabushiki Kaisha[a]	2,724,253
1,114,650	Nissan Motor Company, Ltd.	9,935,239
56,000	Nisshin Oillio Group, Ltd.	182,388
62,000	Nisshin Steel Holdings Company, Ltd.	531,075
96,000	Nissin Electric Company, Ltd.	494,968
4,400	Nitta Corporation	82,140
49	Nomura Real Estate Office Fund, Inc.	214,130
1,200	NS Solutions Corporation	27,210
271,000	NS United Kaiun Kaisha, Ltd.	643,398
274,000	NTN Corporation	927,223
7,500	Okabe Company, Ltd.	107,816
85,400	OMRON Corporation	3,533,573
134	Orix JREIT, Inc.	167,297
7,600	OYO Corporation	103,600
39,236	Pigeon Corporation	1,767,869
30,100	Pioneer Corporation[b]	64,535
1,900	Plenus Company, Ltd.	44,140
11,400	Pola Orbis Holdings, Inc.	454,806
115	Premier Investment Corporation	446,056
29,000	Prima Meat Packers, Ltd.	60,497
46,900	Relo Holdings, Inc.	2,557,855
6,000	Rengo Company, Ltd.	32,140
15,600	Resorttrust, Inc.	241,648
11,000	ROHTO Pharmaceutical Company, Ltd.	194,241
12,800	Roland DG Corporation	505,888
37,000	Ryobi, Ltd.	112,993
800	Saint Marc Holdings Company, Ltd.	39,334
21,300	Saizeriya Company, Ltd.	263,942
3,900	Sakata INX Corporation	36,978
8,700	Sanshin Electronics Company, Ltd.	58,296
5,000	Sanyo Denki Company, Ltd.	32,252
53,000	Sanyo Special Steel Company, Ltd.	222,294
2,300	Sawai Pharmaceutical Company, Ltd.	140,914
8,600	Seikagaku Corporation	114,709
101,300	Seiko Epson Corporation	3,165,296
109,000	Seiko Holdings Corporation	435,250
365	Sekisui House SI Investment Corporation	363,386
180,000	Sekisui House, Ltd.	2,226,254
39,000	SENKO Company, Ltd.	169,198
13,600	Senshukai Company, Ltd.	111,081
5,200	Shima Seiki Manufacturing, Ltd.	80,063
17,000	Shindengen Electric Manufacturing Company, Ltd.	74,929
77,700	Shinko Electric Industries Company, Ltd.	559,388
46,000	Sinfonia Technology Company, Ltd.	72,400
25,600	Skymark Airlines, Inc.	71,950
7,000	SMK Corporation	26,481
15,000	Sodick Company, Ltd.	56,469
117,500	Softbank Corporation	8,879,271
7,700	Sosei Group Corporation[b]	197,951
8,100	Square ENIX Holdings Company, Ltd.	166,715

Shares	Common Stock (90.0%)	Value
Japan (13.2%) - continued
141,800	Stanley Electric Company, Ltd.	$3,146,865
79,600	Start Today Company, Ltd.	2,036,347
82,000	Sumitomo Bakelite Company, Ltd	315,432
914,825	Sumitomo Corporation[a]	11,632,523
2,600	Sumitomo Densetsu Company, Ltd.	32,342
75,600	Sumitomo Mitsui Financial Group, Inc.	3,240,513
2,921,600	Sumitomo Mitsui Trust Holdings, Inc.	13,218,923
47,000	Sumitomo Osaka Cement Company, Ltd.	194,218
10,000	Sumitomo Precision Products Company, Ltd.	35,774
56,000	Sumitomo Realty & Development Company, Ltd.	2,191,773
87,000	Tadano, Ltd.	1,128,380
9,700	Taikisha, Ltd.	210,733
2,500	Takaoka Toko Holdings Company, Ltd.	48,062
70,500	Takara Bio, Inc.	956,418
46,900	Takata Corporation	1,176,006
7,000	Takuma Company, Ltd.	49,983
4,500	Tecmo Koei Holdings Company, Ltd.	60,912
21,000	Toei Company, Ltd.	126,069
20,000	Tokai Carbon Company, Ltd.	67,771
124,900	Tokio Marine Holdings, Inc.	3,745,800
41,000	Tokuyama Corporation	133,972
10,300	Tokyo Broadcasting System Holdings, Inc.	118,948
3,700	Tokyo Seimitsu Company, Ltd.	65,112
74	Top REIT, Inc.	335,728
8,000	Toshiba Machine Company, Ltd.	37,911
10,000	Tosoh Corporation	38,520
140,900	Totetsu Kogyo Company, Ltd.	2,609,314
8,000	Towa Pharmaceutical Company, Ltd.	345,149
36,000	Toyo Engineering Corporation	165,022
12,000	Toyo Securities Company, Ltd.	41,014
278,100	Toyota Motor Corporation	15,683,129
37,800	Tsukui Corporation	368,969
9,300	TV Asahi Corporation	168,463
11,200	ULVAC, Inc.[b]	228,823
28,000	Wakita & Company, Ltd.	327,906
16,000	Yokogawa Bridge Holdings Corporation	176,398
33,300	Yokohama Reito Company, Ltd.	277,120
26,700	ZUIKO Corporation	1,591,600

	Total	230,784,032

Jersey (0.9%)
57,632	Petra Diamonds, Ltd.[b]	143,352
745,400	WPP plc	15,401,441

	Total	15,544,793

Luxembourg (0.5%)
98,337	APERAM[b]	2,608,381
47,000	Tenaris SA ADR[a]	2,079,750
127,889	Ternium SA ADR	3,782,956

	Total	8,471,087

Malaysia (0.3%)
511,530	CIMB Group Holdings Berhad	1,121,493
582,600	Genting Berhad	1,786,904
145,650	Genting Berhad Warrants[b]	129,348

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
Malaysia (0.3%) - continued
272,653	Malayan Banking Berhad	$809,279
199,400	Public Bank Berhad	1,172,402

	Total	5,019,426

Mexico (0.6%)
4,346,800	America Movil SAB de CV	4,334,981
172,000	Consorcio ARA SAB de CVb	76,807
24,500	Fomento Economico Mexicano SAB de CV ADR	2,284,380
9,500	Grupo Aeroportuario del Sureste SAB de CV ADR	1,165,080
359,094	Grupo Financiero Banorte SAB de CV ADR	2,428,433
259,000	Organizacion Soriana SAB de CVb	797,503

	Total	11,087,184

Netherlands (3.0%)
24,209	Aalberts Industries NV	843,223
2,311,500	Aegon NV	21,291,604
111,714	Airbus Group NV	8,001,110
132,599	Arcelor Mittal	2,140,039
198,725	Koninklijke DSM NV	13,630,149
161,426	PostNL NVb	735,621
208,160	TomTom NVb	1,404,977
46,413	Unilever NV	1,909,191
132,756	USG People NV	2,142,602
1,632	Wereldhave NV	138,853

	Total	52,237,369

New Zealand (0.1%)
590,223	Air New Zealand, Ltd.	1,048,628
114,737	Summerset Group Holdings, Ltd.	357,762

	Total	1,406,390

Norway (0.3%)
949,969	BW Offshore, Ltd.	1,229,631
128,479	DnB ASA	2,232,499
66,773	DNO International ASA[b]	254,721
4,103	Leroy Seafood Group ASA	133,155
40,705	Marine Harvest ASA	460,295
24,550	SpareBank 1 SMN	220,589

	Total	4,530,890

Peru (0.1%)
120,509	Cia de Minas Buenaventura SA ADR	1,514,798

	Total	1,514,798

Philippines (0.2%)
2,281,000	Ayala Land, Inc.	1,526,703
601,270	Bank of the Philippine Islands	1,152,830

	Total	2,679,533

Poland (0.5%)
45,593	Bank Handlowy w Warszawie SA	1,716,210
70,417	Bank Pekao SA	4,583,832
60,508	Grupa Lotos SAb	760,790
492,279	Orange Polska SA	1,684,995

	Total	8,745,827

Portugal (0.8%)
214,522	Banco Comercial Portugues SAb	67,052
6,855,412	Banco Espirito Santo SAa,b	12,838,010
20,458	Mota-Engil, SGPS SA	166,214

Shares	Common Stock (90.0%)	Value
Portugal (0.8%) - continued
10,993	Semapa-Sociedade de Investimento e Gestao, SGPS SA	$161,290
56,924	Zon Optimus, SGPS,SA	446,671

	Total	13,679,237

Russia (0.5%)
38,500	Lukoil ADR	2,141,299
5,801	Magnit OJSC	1,339,933
241,986	Novolipetsk Steel OJSC GDR	3,068,951
90,291	Phosagro OAO	1,015,927
159,372	Sberbank of Russia GDR	1,551,776

	Total	9,117,886

Singapore (1.0%)
843,000	ARA Asset Management, Ltd.	1,237,800
309,000	DBS Group Holdings, Ltd.	3,981,168
448,000	Ezra Holdings, Ltd.	389,318
30,000	First Resources, Ltd.	55,871
690,000	Frasers Centrepoint Trust[b]	978,171
74,000	Frasers Commercial Trust[b]	73,949
186,000	Indofood Agri Resources, Ltd.	144,381
1,074,915	Keppel Corporation, Ltd.	9,325,581
159,000	Mapletree Industrial Trust[b]	172,852
727,000	Mapletree Logistics Trust[b]	604,405
138,000	Starhill Global REIT[b]	86,790
210,000	Suntec Real Estate Investment Trust	277,605

	Total	17,327,891

South Africa (0.6%)
89,605	AngloGold Ashanti, Ltd. ADR[a]	1,530,452
92,218	Barclays Africa Group, Ltd.	1,306,032
80,310	Impala Platinum Holdings, Ltd.	912,438
71,584	Massmart Holdings, Ltd.[e]	932,816
112,776	MTN Group, Ltd.	2,308,181
94,873	PPC, Ltd.	263,139
146,190	Reunert, Ltd.	895,553
186,309	Sappi, Ltd.[b]	654,805
9,158	The Bidvest Group, Ltd.	241,970
197,000	Truworths International, Ltd.	1,443,284

	Total	10,488,670

South Korea (3.3%)
5,401	E-Mart Company, Ltd.	1,240,098
10,107	Hyundai Department Store Company, Ltd.	1,350,417
17,978	Hyundai Heavy Industries Company, Ltd.	3,576,314
12,666	Hyundai Mobis	3,757,986
67,190	Hyundai Motor Company	15,887,163
39,960	Kangwon Land, Inc.	1,165,701
10,173	LG Chem, Ltd.	2,434,326
34,725	POSCO	9,694,880
40,796	POSCO ADR[a]	2,831,650
2,003	Samsung Electronics Company, Ltd.	2,532,139
23,800	Samsung Heavy Industries Company, Ltd.	715,474
13,802	Samsung Life Insurance Company, Ltd.	1,304,530
62,538	Shinhan Financial Group Company, Ltd.	2,767,071
6,674	Shinsegae Company, Ltd.	1,450,180
8,673	SK Telecom Company, Ltd.	1,760,087

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
South Korea (3.3%) - continued
241,109	SK Telecom Company, Ltd. ADR[a]	$5,441,830

	Total	57,909,846

Spain (2.4%)
90,969	Amadeus IT Holding SA	3,780,247
977,945	Banco Popular Espanol SA	7,394,798
253,391	Bankinter SA	2,040,220
229,875	Ence Energia y Celulosa SA	693,757
7,300	Fomento de Construcciones y Contratas SAb	166,526
199,946	Gamesa Corporacion Tecnologia SAb	2,173,882
101,168	Gas Natural SDG SA	2,846,219
71,801	Grifols SA	3,934,903
2,118,971	Iberdrola SA	14,827,504
394,713	International Consolidated Airlines Group SAb	2,754,337
11,476	NH Hoteles SAb	81,662
21,421	Papeles y Cartones de Europa SA	115,580
302,485	Zeltia SAb	1,113,312

	Total	41,922,947

Sweden (1.9%)
8,260	B&B Tools Aktiebolag	151,869
7,623	Bilia AB	244,297
1,094	BioGaia AB	35,918
10,454	Castellum AB	173,688
91,149	Eniro ABb	817,457
30,580	Fabege AB	398,860
12,943	Fastighets AB Balder[b]	157,103
16,208	Haldex AB	189,838
5,907	Holmen AB	216,771
124,491	Investor AB	4,509,387
25,377	JM AB	833,348
58,205	Loomis AB	1,500,453
55,646	Meda AB	856,225
57,640	Medivir ABb	1,019,696
35,547	NCC AB	1,287,366
882	NCC AB	31,779
7,211	Net Entertainment NE ABb	171,603
28,207	Nobia AB	249,502
7,941	Rezidor Hotel Group ABb	53,862
60,920	SAS ABb	135,155
280,685	Skandinaviska Enskilda Banken AB	3,855,851
175,057	Svenska Cellulosa AB SCA	5,155,630
69,516	Swedish Orphan Biovitrum ABb	762,800
613,225	Volvo ABa	9,748,024
8,976	Wallenstam AB	147,187

	Total	32,703,669

Switzerland (8.1%)
66,980	Actelion, Ltd.	6,347,588
187,105	Adecco SA	15,572,046
5,356	AFG Arbonia-Forster-Holding AGb	176,874
38,671	Aryzta AGb	3,419,491
18,382	Ascom Holding AGb	377,753
2,376	Autoneum Holding AGb	546,863
5,129	Basilea Pharmaceutica AGb	586,012
849	Bossard Holding AGb	243,566
10,052	Bucher Industries AG	3,417,263
397,279	Credit Suisse Group AG	12,859,159
214	Flughafen Zuerich AG	137,726
1,272	Forbo Holding AGb	1,335,237
4,560	Galenica AG	4,412,923
2,156	Georg Fischer AGb	1,672,916
6,799	Givaudan SAb	10,516,367

Shares	Common Stock (90.0%)	Value
Switzerland (8.1%) - continued
127,518	Holcim, Ltd.[b]	$10,568,596
48,323	Implenia AG	3,611,030
1,779	Komax Holding AGb	271,061
13,134	Kudelski SA	190,626
5,102	Kuoni Reisen Holding AGb	2,292,097
66	LEM Holding SA	52,483
875	Lindt & Spruengli AG	4,337,142
148,796	Nestle SA	11,199,823
155,290	Novartis AG	13,185,351
100,163	Roche Holding AG	30,125,403
2,826	Siegfried Holding AGb	533,841
10,402	U-Blox AGb	1,430,683

	Total	139,419,920

Taiwan (0.7%)
854,000	Advanced Semiconductor Engineering, Inc.	947,741
397,000	Chipbond Technology Corporation	702,774
2,251,000	Compal Electronics, Inc.	1,597,147
249,000	Novatek Microelectronics Corporation	1,144,515
87,000	Powertech Technology, Inc.	131,804
66,000	Richtek Technology Corporation	394,304
290,300	Taiwan Mobile Company, Ltd.	911,634
916,951	Taiwan Semiconductor Manufacturing Company, Ltd.	3,607,783
92,439	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	1,850,628
57,000	TPK Holding Company, Ltd.	339,053

	Total	11,627,383

Thailand (1.8%)
1,011,550	Bangkok Bank pcl	5,606,898
222,500	Kasikornbank pcl	1,224,424
15,145,150	Krung Thai Bank pcl	8,756,087
238,100	PTT Exploration & Production pcl	1,152,758
858,175	PTT pcl	7,910,055
133,600	Siam Cement pcl	1,718,865
361,500	Siam Commercial Bank pcl	1,759,631
1,630,100	Thai Oil pcl	2,668,333

	Total	30,797,051

Turkey (0.3%)
522,982	Akbank TAS	1,662,165
55,340	BIM Birlesik Magazalar AS	1,246,551
41,845	Ford Otomotiv Sanayi AS	426,795
327,000	Turkiye Garanti Bankasi AS	1,117,711
20,825	Turkiye Halk Bankasi AS	128,985

	Total	4,582,207

United Kingdom (10.8%)
183,485	Abcam plc	1,189,932
248,989	ARM Holdings plc	4,204,969
102,973	Ashmore Group plc	570,784
97,624	Associated British Foods plc	4,529,942
1,920,175	BAE Systems plc[b]	13,339,372
42,857	Bank of Georgia Holdings plc	1,782,828
184,722	Bellway plc	5,113,826
14,185	Berendsen plc	264,599
63,833	Berkeley Group Holdings plc	2,792,824
30,000	BHP Billiton plc	925,670
7,214	Big Yellow Group plc	65,733
740,969	Blinkx plc[b]	1,394,338
36,294	Brewin Dolphin Holdings plc	204,784

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
United Kingdom (10.8%) - continued
174,996	British American Tobacco plc	$9,762,216
370,749	Britvic plc	4,589,100
573,274	BT Group plc	3,645,845
72,806	BTG plc[b]	659,810
3,808	Clarkson plc	155,647
2,356	Close Brothers Group plc	55,539
491,161	Cobham plc	2,452,029
240,907	CSR plc	2,917,811
53,322	Daily Mail and General Trust plc	772,873
19,087	Dairy Crest Group plc	154,071
57,255	Dart Group plc	265,834
12,177	Derwent London plc	550,474
43,812	Diageo plc	1,360,753
52,638	Drax Group plc	673,024
139,319	DS Smith plc	755,065
191,535	easyJet plc	5,481,508
248,731	EnQuest plc[b]	514,507
59,432	Essentra plc	866,144
32,840	Fenner plc	218,550
4,522	Galliford Try plc	100,195
197,837	Globo plc[b]	149,244
14,514	Go-Ahead Group plc	451,104
43,828	Grainger plc	176,225
80,327	Halfords Group plc	619,050
334,594	Halma plc	3,216,134
86,086	Hikma Pharmaceuticals plc	2,383,423
38,742	Hiscox, Ltd.	440,492
626,804	Howden Joinery Group plc	3,892,504
187,875	HSBC Holdings plc ADR[a]	9,549,687
211,193	IG Group Holdings plc	2,211,164
260,238	Intermediate Capital Group plc	1,797,016
32,525	International Personal Finance plc	278,012
1,613,186	ITV plc	5,154,127
27,713	J D Wetherspoon plc	396,093
7,333	John Wood Group plc	93,878
450,188	Jupiter Fund Management plc	3,012,112
28,553	Keller Group plc	511,612
26,698	Lancashire Holdings, Ltd.	304,443
137,656	London Stock Exchange Group plc	4,524,830
46,227	Lookers plc	115,408
277,902	Man Group plc	469,123
24,826	Micro Focus International plc	343,976
106,525	Mondi plc	1,866,697
331,778	Moneysupermarket.com Group plc	1,035,539
5,175	Morgan Sindall Group plc	65,914
38,645	N Brown Group plc	368,675
54,936	Next plc	6,045,708
7,120	Northgate plc	61,727
63,097	Ocado Group plc[b]	484,711
697,839	Pace plc	5,243,729
20,364	Pennon Group plc	252,506
199,814	Persimmon plc	4,488,153
52,320	Premier Foods plc[b]	58,223
83,712	Premier Foods Rights[b]	22,330
359,004	Prudential plc	7,601,666
26,161	Restaurant Group plc	311,100
51,027	Rightmove plc	2,245,413
32,588	SABMiller plc	1,627,317
10,171	Savills plc	113,184
58,206	Shaftesbury plc	638,980
155,052	Shire plc	7,675,844
339,541	SIG plc	1,139,953
53,139	Soco International plc[b]	351,196
30,839	Speedy Hire plc	30,634
68,282	Spirax-Sarco Engineering plc	3,294,136

Shares	Common Stock (90.0%)	Value
United Kingdom (10.8%) - continued
87,653	Standard Chartered plc	$1,832,866
30,256	Stobart Group, Ltd.	66,456
1,414,077	Taylor Wimpey plc[b]	2,779,649
1,326	Telecom Plus plc	39,548
1,881,225	Tesco plc[b]	9,278,366
238,120	Thomas Cook Group plc[b]	716,514
49,997	Trinity Mirror plc[b]	160,822
254,482	TUI Travel plc	1,859,587
90,888	Unilever plc	3,887,218
15,856	Vectura Group plc[b]	40,510
102,907	Vedanta Resources plc	1,551,221
10,437	Vesuvius plc	75,804
1,487,229	Vodafone Group plc	5,468,985
32,996	WH Smith plc	661,899
20,022	Workspace Group plc	197,773
15,795	Xchanging plc	43,712

	Total	186,104,518

United States (0.3%)
123,083	iShares MSCI Emerging Markets Index Fund	5,045,172
13,000	Yum! Brands, Inc.	980,070

	Total	6,025,242

	Total Common Stock (cost $1,349,808,564)	1,556,071,646

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Angola (<0.1%)
	Republic of Angola Via Northern Lights III BV
320,000	7.000%, 8/16/2019	350,000

	Total	350,000

Argentina (0.3%)
	Arcos Dorados BV
361,000	6.625%, 9/27/2023[d]	370,025
	Argentina Government International Bond
577,964	7.820%, 12/31/2033[f]	591,205
264,212	7.820%, 12/31/2033[f]	270,265
1,566,076	8.280%, 12/31/2033	1,239,550
1,660,000	0.000%, 12/15/2035[g]	110,390
5,111,999	0.000%, 12/15/2035[f,g]	429,598
100,000	2.260%, 12/31/2038[f,h]	55,285
2,010,000	2.500%, 12/31/2038[h]	844,200

	Total	3,910,518

Azerbaijan (<0.1%)
	Azerbaijan Government International Bond
550,000	4.750%, 3/18/2024[d]	552,200
	State Oil Company of Azerbaijan Republic
400,000	5.450%, 2/9/2017	421,000

	Total	973,200

Barbados (<0.1%)
	Columbus International, Inc.
230,000	7.375%, 3/30/2021[d]	236,613

	Total	236,613

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Belarus (<0.1%)
	Belarus Government International Bond
$289,000	8.750%, 8/3/2015	$292,613

	Total	292,613

Belize (<0.1%)
	Belize Government International Bond
116,500	5.000%, 2/20/2038[h,i]	81,113

	Total	81,113

Bermuda (<0.1%)
	Bermuda Government International Bond
340,000	4.854%, 2/6/2024[d]	346,800

	Total	346,800

Brazil (0.6%)
	Banco do Estado do Rio Grande do Sul SA
200,000	7.375%, 2/2/2022	204,500
680,000	7.375%, 2/2/2022[d]	695,300
	Brazil Government International Bond
1,392,000	6.000%, 8/15/2050[j]	1,347,798
580,000	4.875%, 1/22/2021	616,540
170,000	2.875%, 4/1/2021[e,f]	233,148
490,000	4.250%, 1/7/2025	474,075
	Brazil Loan Trust 1
370,000	5.477%, 7/24/2023	374,625
1,150,000	5.477%, 7/24/2023[d]	1,164,375
	Brazil Minas SPE via State of Minas Gerais
2,270,000	5.333%, 2/15/2028[d]	2,196,224
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[c,i,k]	0
	Marfrig Holdings Europe BV
220,000	11.250%, 9/20/2021[d]	235,950
	Petrobras Global Finance BV
650,000	6.250%, 3/17/2024	669,670

	Total	8,212,205

Canada (<0.1%)
	PTTEP Canada International Finance, Ltd.
540,000	6.350%, 6/12/2042	573,437

	Total	573,437

Cayman Islands (0.1%)
	Raizen Fuels Finance, Ltd.
520,000	9.500%, 8/15/2014	534,144
	Sun Hung Kai Properties Capital Market, Ltd.
380,000	4.500%, 2/14/2022	392,841

	Total	926,985

Chile (0.2%)
	AES Gener SA
250,000	8.375%, 12/18/2073[d]	265,000
520,000	5.250%, 8/15/2021	543,399
120,000	5.250%, 8/15/2021[d]	125,400
	Banco del Estado de Chile
200,000	4.125%, 10/7/2020	206,850
260,000	4.125%, 10/7/2020[d]	268,905

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Chile (0.2%) - continued
	CFR International SPA
$340,000	5.125%, 12/6/2022	$328,442
	Chile Government International Bond
750,000	3.625%, 10/30/2042	620,625
	E-CL SA
320,000	5.625%, 1/15/2021[d]	341,892
	Empresa Nacional de Telecomunicaciones SA
670,000	4.875%, 10/30/2024[d]	675,450
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 4/21/2020	128,378
210,000	3.625%, 4/3/2023	191,068

	Total	3,695,409

China (0.2%)
	CNOOC Curtis Funding
1,110,000	4.500%, 10/3/2023[d]	1,129,385
	Sinopec Group Overseas Development 2013, Ltd.
1,290,000	4.375%, 10/17/2023[d]	1,298,047
	Sparkle Assets, Ltd.
220,000	6.875%, 1/30/2020	207,662

	Total	2,635,094

Colombia (0.3%)
	Banco de Bogota SA
650,000	5.000%, 1/15/2017	689,812
	Bancolombia SA
240,000	6.125%, 7/26/2020	254,088
200,000	5.950%, 6/3/2021	213,500
	Colombia Government International Bond
30,000	8.250%, 12/22/2014	31,560
400,000	7.375%, 1/27/2017	461,400
1,695,000	7.375%, 3/18/2019	2,038,237
60,000	8.125%, 5/21/2024	78,000
360,000	6.125%, 1/18/2041	403,200
200,000	5.625%, 2/26/2044	208,800
	Ecopetrol SA
130,000	7.375%, 9/18/2043	148,363
	Empresa de Energia de Bogota SA
210,000	6.125%, 11/10/2021	224,700
	Empresas Publicas de Medellin ESP
277,000	7.625%, 7/29/2019	329,630
	Pacific Rubiales Energy Corporation
280,000	5.375%, 1/26/2019[d]	290,500
280,000	5.125%, 3/28/2023[d]	272,300
	Transportadora de Gas Internacional SA ESP
230,000	5.700%, 3/20/2022	239,200
200,000	5.700%, 3/20/2022[d]	208,000

	Total	6,091,290

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	203,250
410,000	5.250%, 8/12/2018[d]	416,662
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[d]	413,588
890,000	6.250%, 11/1/2023[d]	879,987

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Costa Rica (0.3%) - continued
	Costa Rica Government International Bond
$30,000	9.995%, 8/1/2020	$37,838
960,000	4.250%, 1/26/2023[d]	888,000
950,000	4.375%, 4/30/2025	850,250
540,000	5.625%, 4/30/2043	465,750
380,000	5.625%, 4/30/2043[d]	327,750

	Total	4,483,075

Croatia (0.2%)
	Croatia Government International Bond
500,000	6.250%, 4/27/2017	536,875
1,000,000	6.375%, 3/24/2021	1,077,500
1,280,000	6.000%, 1/26/2024[d]	1,331,200
250,000	6.000%, 1/26/2024	260,000

	Total	3,205,575

Dominican Republic (0.2%)
	Dominican Republic Government International Bond
100,000	7.500%, 5/6/2021[d]	111,500
2,068,000	7.500%, 5/6/2021	2,305,820
2,600,000	14.500%, 2/10/2023[l]	61,441
680,000	6.600%, 1/28/2024[d]	697,000
740,000	5.875%, 4/18/2024[d]	734,450
16,900,000	18.500%, 2/4/2028[d,l]	461,509
800,000	18.500%, 2/4/2028[l]	21,847

	Total	4,393,567

Egypt (0.1%)
	Egypt Government International Bond
800,000	5.750%, 4/29/2020	820,000
100,000	6.875%, 4/30/2040	90,000

	Total	910,000

El Salvador (<0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	106,500
150,000	8.250%, 4/10/2032	159,000
240,000	7.650%, 6/15/2035	238,800
140,000	7.650%, 6/15/2035[d]	139,300

	Total	643,600

Gabon (<0.1%)
	Gabonese Republic Government International Bond
140,000	8.200%, 12/12/2017	159,600
575,200	6.375%, 12/12/2024[d]	608,274

	Total	767,874

Ghana (<0.1%)
	Ghana Government International Bond
450,000	8.500%, 10/4/2017	456,188

	Total	456,188

Greece (<0.1%)
	Hellenic Republic Government International Bond
164,000	1.619%, 5/21/2014[f,g]	224,294

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Greece (<0.1%) - continued
$260,000	1.015%, 8/10/2014[f,g]	$348,934

	Total	573,228

Guatemala (<0.1%)
	Guatemala Government International Bond
350,000	5.750%, 6/6/2022[d]	379,750
380,000	4.875%, 2/13/2028[d]	366,700

	Total	746,450

Honduras (0.2%)
	Honduras Government International Bond
1,680,000	8.750%, 12/16/2020[d]	1,839,600
1,160,000	7.500%, 3/15/2024[d]	1,154,200

	Total	2,993,800

Hong Kong (<0.1%)
	Metropolitan Light International, Ltd.
400,000	5.250%, 1/17/2018	402,000

	Total	402,000

Hungary (0.2%)
	Hungary Government International Bond
660,000	4.000%, 3/25/2019	655,380
1,460,000	5.750%, 11/22/2023	1,507,450
1,500,000	5.375%, 3/25/2024	1,503,000
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[d]	221,420

	Total	3,887,250

India (<0.1%)
	Vedanta Resources plc
200,000	8.250%, 6/7/2021	212,000
320,000	7.125%, 5/31/2023[d]	319,200

	Total	531,200

Indonesia (0.3%)
	Indonesia Government International Bond
310,000	11.625%, 3/4/2019	419,663
290,000	4.875%, 5/5/2021	297,250
320,000	3.375%, 4/15/2023[d]	285,600
500,000	5.875%, 1/15/2024[d]	536,874
245,000	8.500%, 10/12/2035	312,375
1,520,000	7.750%, 1/17/2038	1,812,599
350,000	5.250%, 1/17/2042	317,188
	Perusahaan Penerbit SBSN
200,000	4.000%, 11/21/2018[d]	204,250
270,000	6.125%, 3/15/2019[d]	294,975
	PT Pertamina Persero
840,000	5.625%, 5/20/2043[d]	710,850

	Total	5,191,624

Iraq (<0.1%)
	Iraq Government International Bond
950,000	5.800%, 1/15/2028	836,000

	Total	836,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Ireland (0.1%)
	MTS International Funding, Ltd.
$690,000	8.625%, 6/22/2020	$786,600
	Sibur Securities, Ltd.
520,000	3.914%, 1/31/2018[d]	477,100

	Total	1,263,700

Israel (<0.1%)
	Israel Electric Corporation, Ltd.
230,000	5.625%, 6/21/2018[d]	242,650

	Total	242,650

Ivory Coast (0.1%)
	Ivory Coast Government International Bond
1,029,000	7.774%, 12/31/2032	964,688

	Total	964,688

Kazakhstan (0.1%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
220,000	6.250%, 5/20/2015	227,810
	KazMunayGas National Company
257,000	0.575%, 4/30/2043	232,971
450,000	11.750%, 1/23/2015	482,625
100,000	9.125%, 7/2/2018	120,000
830,000	6.375%, 4/9/2021[d]	904,700

	Total	1,968,106

Lithuania (0.1%)
	Lithuania Government International Bond
820,000	7.375%, 2/11/2020	988,100
670,000	6.125%, 3/9/2021	765,609

	Total	1,753,709

Luxembourg (0.2%)
	Gazprom Neft OAO Via GPN Capital SA
1,590,000	6.000%, 11/27/2023[d]	1,558,200
	Millicom International Cellular SA
280,000	4.750%, 5/22/2020[d]	273,700
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022	421,500
	Wind Acquisition Finance SA
140,000	11.750%, 7/15/2017[d]	147,525
	Wind Acquisition Holdings Finance SA
159,188	12.250%, 7/15/2017[f]	230,546

	Total	2,631,471

Malaysia (<0.1%)
	Wakala Global Sukuk Bhd
420,000	4.646%, 7/6/2021	451,920

	Total	451,920

Mexico (0.4%)
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 2/8/2020[d]	215,750
	Grupo KUO SAB de CV
350,000	6.250%, 12/4/2022[d]	357,000
	Metalsa SA de CV
350,000	4.900%, 4/24/2023[d]	323,750

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Mexico (0.4%) - continued
	Mexican Bonos
$440,200	10.000%, 11/20/2036[m]	$44,691
486,900	8.500%, 11/18/2038[m]	43,275
	Mexico Government International Bond
20,000	6.625%, 3/3/2015	21,075
136,000	4.000%, 10/2/2023	137,360
598,000	6.050%, 1/11/2040	680,225
1,060,000	4.750%, 3/8/2044	1,006,999
265,000	5.550%, 1/21/2045	281,563
180,000	5.750%, 10/12/2110	176,850
	Offshore Drilling Holding SA
450,000	8.375%, 9/20/2020[d]	491,063
	Pemex Project Funding Master Trust
300,000	6.625%, 6/15/2035	333,000
	Petroleos Mexicanos
20,000	5.500%, 1/21/2021	21,850
10,000	4.875%, 1/24/2022	10,450
70,000	6.500%, 6/2/2041	76,650
1,520,000	6.375%, 1/23/2045[d]	1,639,700
	Trust F/1401
210,000	6.950%, 1/30/2044[i]	210,525

	Total	6,071,776

Mozambique (<0.1%)
	Mozambique EMATUM Finance 2020 BV
210,000	6.305%, 9/11/2020	200,550

	Total	200,550

Netherlands (0.2%)
	Ajecorp BV
310,000	6.500%, 5/14/2022	301,475
	Kazakhstan Temir Zholy Finance BV
390,000	6.950%, 7/10/2042[d]	397,800
	Listrindo Capital BV
340,000	6.950%, 2/21/2019	358,700
	Petrobras Global Finance BV
1,050,000	4.875%, 3/17/2020	1,052,313
	VimpelCom Holdings BV
580,000	7.504%, 3/1/2022[d]	587,888

	Total	2,698,176

Pakistan (<0.1%)
	Pakistan Government International Bond
370,000	6.875%, 6/1/2017	375,550
100,000	7.875%, 3/31/2036	86,125

	Total	461,675

Panama (0.2%)
	Panama Government International Bond
200,000	4.300%, 4/29/2053	163,750
286,000	8.875%, 9/30/2027	395,395
1,159,000	9.375%, 4/1/2029	1,643,462
950,000	6.700%, 1/26/2036	1,116,250

	Total	3,318,857

Paraguay (0.1%)
	Banco Continental SAECA
301,000	8.875%, 10/15/2017	319,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Paraguay (0.1%) - continued
$170,000	8.875%, 10/15/2017[d]	$180,200
	Banco Regional Saeca
590,000	8.125%, 1/24/2019[d]	631,300
	Paraguay Government International Bond
410,000	4.625%, 1/25/2023	405,900
570,000	4.625%, 1/25/2023[d]	564,300

	Total	2,100,760

Peru (0.1%)
	Ajecorp BV
160,000	6.500%, 5/14/2022[d]	155,600
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	202,000
200,000	4.750%, 2/8/2022[d]	202,000
	Corporacion Lindley SA
330,000	6.750%, 11/23/2021	352,275
70,000	6.750%, 11/23/2021[d]	74,725
100,000	4.625%, 4/12/2023[d]	93,625
	Peru Government International Bond
90,000	5.625%, 11/18/2050	95,625
110,000	7.350%, 7/21/2025	141,488
354,000	8.750%, 11/21/2033	516,840
670,000	6.550%, 3/14/2037	805,675

	Total	2,639,853

Philippines (0.1%)
	Alliance Global Group, Inc.
160,000	6.500%, 8/18/2017	172,400
	Energy Development Corporation
630,000	6.500%, 1/20/2021	657,563
	Philippines Government International Bond
1,292,000	4.200%, 1/21/2024	1,333,990
350,000	7.750%, 1/14/2031	478,625

	Total	2,642,578

Romania (0.2%)
	Romania Government International Bond
45,000	6.500%, 6/18/2018[f]	70,971
390,000	4.625%, 9/18/2020[f]	571,673
660,000	6.750%, 2/7/2022	768,900
840,000	4.875%, 1/22/2024[d]	848,400
690,000	6.125%, 1/22/2044[d]	728,295

	Total	2,988,239

Russia (0.2%)
	AHML Finance, Ltd.
10,700,000	7.750%, 2/13/2018[d,n]	278,732
	EDC Finance, Ltd.
300,000	4.875%, 4/17/2020[d]	271,500
	Gazprom Neft OAO Via GPN Capital SA
234,000	4.375%, 9/19/2022	207,675
	Lukoil International Finance BV
310,000	6.125%, 11/9/2020	320,850
	Phosagro OAO Via Phosagro Bond Funding, Ltd.
310,000	4.204%, 2/13/2018[d]	296,050
	Russian Government International Bond
800,000	5.000%, 4/29/2020	832,000

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Russia (0.2%) - continued
$200,000	4.875%, 9/16/2023[d]	$197,750
1,452,200	7.500%, 3/31/2030	1,651,877
	Uralkali OJSC
290,000	3.723%, 4/30/2018[d]	274,775

	Total	4,331,209

Serbia (0.1%)
	Serbia Government International Bond
1,080,000	5.875%, 12/3/2018[d]	1,142,100

	Total	1,142,100

Singapore (<0.1%)
	Olam International, Ltd.
130,000	7.500%, 8/12/2020	139,750

	Total	139,750

South Africa (<0.1%)
	Peermont Global Proprietary, Ltd.
250,000	7.750%, 4/30/2014[f]	343,546
	South Africa Government International Bond
320,000	5.875%, 9/16/2025	344,000

	Total	687,546

Sri Lanka (0.1%)
	Sri Lanka Government International Bond
560,000	6.000%, 1/14/2019[d]	585,900
410,000	6.250%, 10/4/2020	429,475

	Total	1,015,375

Supranational (0.1%)
	Corporacion Andina de Fomento
639,000	3.750%, 1/15/2016	666,153
600,000	5.750%, 1/12/2017	669,214
643,000	4.375%, 6/15/2022	662,205

	Total	1,997,572

Turkey (0.5%)
	Coca-Cola Icecek AS
330,000	4.750%, 10/1/2018[d]	340,725
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	207,540
	Hazine Mustesarligi Varlik Kiralama AS
2,360,000	2.803%, 3/26/2018	2,244,950
200,000	4.557%, 10/10/2018[d]	203,300
	Turkey Government International Bond
320,000	7.000%, 3/11/2019	356,800
170,000	5.625%, 3/30/2021	177,310
3,270,000	5.750%, 3/22/2024	3,382,814
560,000	7.375%, 2/5/2025	642,320
50,000	8.000%, 2/14/2034	60,625
280,000	6.875%, 3/17/2036	303,520
370,000	6.625%, 2/17/2045	389,888

	Total	8,309,792

Ukraine (0.3%)
	Financing of Infrastructure Projects State Enterprise
430,000	9.000%, 12/7/2017	379,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

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Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Ukraine (0.3%) - continued
	Ukraine Government International Bond
$2,000,000	6.250%, 6/17/2016	$1,889,999
345,000	6.580%, 11/21/2016	324,300
460,000	8.375%, 11/3/2017	400,200
200,000	7.400%, 4/20/2018	171,500
300,000	7.750%, 9/23/2020	280,500
440,000	7.800%, 11/28/2022	407,550
	Ukreximbank Via Biz Finance plc
230,000	8.375%, 4/27/2015	204,700
340,000	8.750%, 1/22/2018	287,300

	Total	4,345,524

United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
505,096	5.888%, 6/15/2019	563,687
	Ruwais Power Company
660,000	6.000%, 8/31/2036[d]	723,326

	Total	1,287,013

United States (0.1%)
	Comcel Trust
200,000	6.875%, 2/6/2024[d]	209,250
	HSBC Bank USA
680,000	6.000%, 8/15/2040[o]	666,176
	HSBC USA, Inc.
688,000	10.000%, 1/5/2017[p]	294,131

	Total	1,169,557

Uruguay (0.2%)
	Uruguay Government International Bond
1,362,247	4.500%, 8/14/2024	1,396,303
324,186	6.875%, 9/28/2025	381,324
1,090,000	7.625%, 3/21/2036	1,395,200

	Total	3,172,827

Venezuela (0.3%)
	Petroleos de Venezuela SA
1,670,000	9.000%, 11/17/2021	1,244,150
106,000	6.000%, 11/15/2026	57,505
230,000	5.375%, 4/12/2027	121,900
375,000	9.750%, 5/17/2035	265,313
30,000	5.500%, 4/12/2037	15,525
	Venezuela Government International Bond
350,000	6.000%, 12/9/2020	237,125
230,000	9.000%, 5/7/2023	170,775
190,000	8.250%, 10/13/2024	132,050
3,800,000	7.650%, 4/21/2025	2,546,000
66,000	9.250%, 9/15/2027	49,170
120,000	9.250%, 5/7/2028	87,600

	Total	4,927,113

Vietnam (<0.1%)
	Vietnam Government International Bond
310,000	6.875%, 1/15/2016	333,250

	Total	333,250

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
108,000	6.750%, 2/9/2022	113,400

Principal Amount	Long-Term Fixed Income (7.2%)	Value
Virgin Islands, British (<0.1%) - continued
$210,000	6.750%, 2/9/2022[d]	$220,500
	PCCW Capital No. 4, Ltd.
200,000	5.750%, 4/17/2022	205,898

	Total	539,798

Zambia (0.1%)
	Zambia Government International Bond
400,000	5.375%, 9/20/2022[d]	341,500
1,010,000	5.375%, 9/20/2022	862,288

	Total	1,203,788

	Total Long-Term Fixed Income (cost $127,817,014)	125,347,630

Shares	Preferred Stock (0.7%)	Value
Brazil (0.3%)
144,000	Petroleo Brasileiro SA ADR[a]	1,997,280
238,400	Vale SA	2,973,434
33,532	Vale SA ADR	417,473

	Total	5,388,187

Italy (0.1%)
315,262	Unipol Gruppo Finanziario SPA	2,185,665

	Total	2,185,665

South Korea (0.3%)
5,150	Samsung Electronics Company, Ltd.	5,130,312

	Total	5,130,312

	Total Preferred Stock (cost $12,831,910)	12,704,164

Shares	Collateral Held for Securities Loaned (5.7%)	Value
98,201,903	Thrivent Cash Management Trust	98,201,903

	Total Collateral Held for Securities Loaned (cost $98,201,903)	98,201,903

Shares or Principal Amount	Short-Term Investments (1.6%)[q]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.100%, 4/23/2014[r]	99,994
200,000	0.115%, 8/6/2014[r]	199,919
	Thrivent Cash Management Trust
27,722,430	0.050%	27,722,430

	Total Short-Term Investments (at amortized cost)	28,022,343

	Total Investments (cost $1,616,681,734) 105.2%	$1,820,347,686

	Other Assets and Liabilities, Net (5.2%)	(90,652,810)

	Total Net Assets 100.0%	$1,729,694,876

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Security is fair valued.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

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Schedule of Investments as of March 31, 2014

(unaudited)

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $41,193,186 or 2.4% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Principal amount is displayed in Euros.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2014.
i

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of March 31, 2014.

Security	Acquisition Date	Cost
Belize Government International Bond, 8/20/2017	3/20/2013	$110,996
Independencia International, Ltd., 12/30/2016	3/29/2010	100,623
Trust F/1401, 1/30/2044	1/23/2014	203,883

j	Principal amount is displayed in Brazilian Real.
k	Defaulted security. Interest is not being accrued.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Mexican Pesos.
n	Principal amount is displayed in Russian Rubles.
o	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
q	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
r	At March 31, 2014, $299,913 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$272,899,583
Gross unrealized depreciation	(69,233,631)

Net unrealized appreciation (depreciation)	$203,665,952
Cost for federal income tax purposes	$1,616,681,734

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	266,076	–	266,076	–
Consumer Discretionary	243,426,263	980,070	242,446,193	–
Consumer Staples	107,474,899	2,284,380	105,190,519	–
Energy	95,554,056	19,500,671	76,053,385	–
Financials	387,939,365	22,572,584	365,060,758	306,023
Health Care	113,167,050	–	113,167,050	–
Industrials	272,908,989	1,165,080	271,743,909	–
Information Technology	94,860,886	2,744,815	92,116,071	–
Materials	143,542,989	12,689,297	130,853,692	–
Telecommunications Services	55,036,353	5,441,830	49,594,523	–
Utilities	41,894,720	–	41,894,720	–
Long-Term Fixed Income
Basic Materials	1,421,471	–	1,421,471	–
Capital Goods	1,182,412	–	1,182,412	–
Communications Services	3,774,970	–	3,774,970	–
Consumer Cyclical	1,177,071	–	1,177,071	–
Consumer Non-Cyclical^	2,923,261	–	2,923,261	0
Energy	16,694,189	–	16,694,189	–
Financials	10,329,547	–	10,329,547	–
Foreign Government	83,671,549	–	83,126,752	544,797
Transportation	397,800	–	397,800	–
Utilities	3,775,360	–	3,775,360	–
Preferred Stock
Energy	1,997,280	1,997,280	–	–
Financials	2,185,665	–	2,185,665	–
Information Technology	5,130,312	–	5,130,312	–
Materials	3,390,907	417,473	2,973,434	–
Collateral Held for Securities Loaned	98,201,903	98,201,903	–	–
Short-Term Investments	28,022,343	27,722,430	299,913	–

Total	$1,820,347,686	$195,717,813	$1,623,779,053	$850,820

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	313,419	313,419	–	–
Foreign Currency Forward Contracts	515,676	–	515,676	–

Total Asset Derivatives	$829,095	$313,419	$515,676	$–

Liability Derivatives
Futures Contracts	87,104	87,104	–	–
Foreign Currency Forward Contracts	636,068	–	636,068	–

Total Liability Derivatives	$723,172	$87,104	$636,068	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	18	June 2014	$3,958,244	$3,952,125	($6,119)
5-Yr. U.S. Treasury Bond Futures	85	June 2014	10,187,357	10,111,016	(76,341)
10-Yr. U.S. Treasury Bond Futures	(58)	June 2014	(7,208,793)	(7,163,000)	45,793
30-Yr. U.S. Treasury Bond Futures	(40)	June 2014	(5,324,106)	(5,328,750)	(4,644)
CME 3 Month Eurodollar Futures	(101)	June 2016	(24,868,526)	(24,806,862)	61,664
CME 3 Month Eurodollar Futures	(101)	March 2016	(24,936,316)	(24,883,875)	52,441
CME 3 Month Eurodollar Futures	(100)	December 2015	(24,781,025)	(24,711,250)	69,775
Mini MSCI EAFE Index Futures	17	June 2014	1,582,335	1,610,750	28,415
Ultra Long Term U.S. Treasury Bond Futures	34	June 2014	4,856,606	4,911,937	55,331
Total Futures Contracts					$226,315

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	DB	641,034	4/17/2014	$276,034	$281,328	$5,294
Brazilian Real	UBS	2,574,412	4/7/2014 - 4/17/2014	1,089,000	1,131,155	42,155
Brazilian Real	MSC	1,580,335	4/17/2014	676,397	693,555	17,158
Chilean Peso	CITI	157,155,428	4/10/2014	272,466	286,316	13,850
Chinese Yuan	DB	4,805,878	6/18/2014	776,968	771,878	(5,090)
Chinese Yuan	BB	3,425,250	5/27/2014	558,844	550,349	(8,495)
Chinese Yuan	BNP	3,385,213	6/18/2014	545,000	543,703	(1,297)
Chinese Yuan	MSC	3,316,588	5/27/2014	540,000	532,890	(7,110)
Colombian Peso	BOA	554,555,820	4/21/2014	273,000	280,931	7,931
Euro	DB	650,483	6/18/2014	899,333	895,930	(3,403)
Euro	BOA	221,000	6/18/2014	307,435	304,390	(3,045)
Euro	BNP	201,000	6/18/2014	276,164	276,843	679
Euro	RBC	199,000	6/18/2014	274,053	274,089	36
Euro	CSFB	198,000	6/18/2014	273,036	272,711	(325)
Euro	UBS	198,000	6/18/2014	273,395	272,711	(684)
Hong Kong Dollar	RBS	102,412	4/1/2014	13,202	13,203	1
Hungarian Forint	BOA	130,653,620	6/18/2014	581,171	583,638	2,467
Hungarian Forint	RBS	11,782,131	4/2/2014	53,001	52,819	(182)
Hungarian Forint	HSBC	105,039,684	6/18/2014	465,265	469,219	3,954
Indian Rupee	BB	16,627,660	4/4/2014	270,017	278,124	8,107
Indian Rupee	RBC	16,705,523	4/4/2014	268,794	279,426	10,632
Indian Rupee	JPM	16,538,556	4/4/2014	269,929	276,634	6,705
Japanese Yen	BIO	57,327,192	4/3/2014	557,283	555,415	(1,868)
Malaysian Ringgit	BNP	3,242,877	5/2/2014	985,168	991,324	6,156
Malaysian Ringgit	HSBC	885,946	5/2/2014	269,596	270,827	1,231
Malaysian Ringgit	SB	1,857,709	4/4/2014	565,642	568,767	3,125
Malaysian Ringgit	JPM	1,782,727	4/14/2014	541,796	545,515	3,719
Malaysian Ringgit	DB	728,198	4/11/2014	221,829	222,865	1,036
Malaysian Ringgit	WBC	313,920	4/14/2014	95,550	96,060	510
Malaysian Ringgit	MSC	582,600	4/14/2014	177,450	178,276	826
Malaysian Ringgit	BB	2,685,660	4/14/2014	817,500	821,813	4,313
Malaysian Ringgit	UBS	2,099,859	4/11/2014	640,166	642,662	2,496
Mexican Peso	SSB	71,733,970	6/18/2014	5,387,979	5,461,603	73,624
Mexican Peso	RBC	3,629,600	6/18/2014	273,118	276,347	3,229
Philippines Peso	DB	22,059,488	4/10/2014 - 4/11/2014	493,712	491,940	(1,772)
Philippines Peso	JPM	14,566,407	4/11/2014	323,375	324,841	1,466
Philippines Peso	HSBC	12,145,085	4/11/2014	273,000	270,844	(2,156)
Polish Zloty	DB	4,296,395	6/18/2014	1,411,527	1,414,472	2,945
Polish Zloty	UBS	1,200,448	6/18/2014	393,990	395,215	1,225
Polish Zloty	BB	1,200,448	6/18/2014	392,271	395,215	2,944
Polish Zloty	JPM	1,301,087	6/18/2014	424,138	428,347	4,209
Polish Zloty	BOA	1,660,725	6/18/2014	548,284	546,749	(1,535)
Russian Ruble	UBS	9,981,365	4/14/2014	270,278	283,735	13,457
Russian Ruble	DB	10,319,123	4/4/2014	281,175	293,999	12,824
Russian Ruble	CSFB	131,340,979	4/4/2014 - 5/5/2014	3,616,188	3,731,029	114,841
South African Rand	RBC	2,760,703	6/18/2014	249,384	259,248	9,864
South African Rand	UBS	4,185,618	6/18/2014	385,000	393,057	8,057
South African Rand	BNY	201,026	4/1/2014	18,931	19,094	163
South Korean Won	HSBC	579,306,194	4/3/2014	544,665	544,233	(432)
South Korean Won	BNP	580,233,856	4/3/2014	546,488	545,104	(1,384)
South Korean Won	BB	588,493,199	4/24/2014	553,000	552,882	(118)
South Korean Won	RBC	590,644,450	4/24/2014	551,000	554,903	3,903
Swedish Krona	BIO	5,510,597	4/3/2014	852,113	851,412	(701)
Thai Baht	DB	10,822,873	4/3/2014	333,730	333,595	(135)
Turkish Lira	RBS	1,218,276	6/18/2014	553,000	556,498	3,498
Turkish Lira	MSC	599,117	6/18/2014	260,384	273,671	13,287
Turkish Lira	HSBC	287,292	4/1/2014	133,686	134,267	581
Total Purchases				$33,174,900	$33,547,666	$372,766
Sales
Brazilian Real	UBS	1,276,300	4/7/2014 - 4/14/2014	$546,000	$561,027	($15,027)
Brazilian Real	HSBC	1,263,373	4/30/2014	552,000	552,657	(657)
Brazilian Real	RBC	1,908,257	4/7/2014 - 4/30/2014	820,000	837,683	(17,683)
Brazilian Real	MSC	2,560,918	4/17/2014 - 4/30/2014	1,093,000	1,122,998	(29,998)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Brazilian Real	RBS	45,054	4/2/2014	$19,870	$19,856	$14
Brazilian Real	CITI	5,834,745	4/16/2014	2,424,174	2,561,307	(137,133)
Chilean Peso	CSFB	514,148,375	4/7/2014 - 5/9/2014	918,633	935,468	(16,835)
Chilean Peso	UBS	121,996,328	4/28/2014	216,171	221,885	(5,714)
Chinese Yuan	BB	10,161,427	5/27/2014 - 6/18/2014	1,656,944	1,632,255	24,689
Chinese Yuan	DB	4,771,502	5/27/2014 - 6/18/2014	778,033	766,564	11,469
Colombian Peso	CSFB	270,603,060	4/21/2014	136,500	137,084	(584)
Colombian Peso	BOA	270,536,448	4/21/2014	136,500	137,051	(551)
Euro	SB	396,000	6/18/2014	545,541	545,422	119
Euro	DB	2,110,000	6/18/2014	2,917,335	2,906,165	11,170
Euro	BNP	395,500	6/18/2014	547,176	544,734	2,442
Euro	UBS	2,338,181	5/7/2014	3,244,647	3,220,605	24,042
Euro	HSBC	332,974	6/18/2014	465,265	458,615	6,650
Euro	BOA	612,000	6/18/2014	854,897	842,927	11,970
Hungarian Forint	BOA	537,188,689	6/18/2014	2,388,507	2,399,657	(11,150)
Hungarian Forint	BNP	62,489,292	6/18/2014	276,164	279,144	(2,980)
Hungarian Forint	DB	122,927,466	6/18/2014	545,900	549,125	(3,225)
Indian Rupee	DB	51,107,781	4/4/2014	817,868	854,859	(36,991)
Indonesian Rupiah	CITI	1,235,558,292	4/14/2014	107,250	108,528	(1,278)
Indonesian Rupiah	HSBC	6,257,428,399	4/14/2014	545,000	549,634	(4,634)
Indonesian Rupiah	DB	6,259,767,149	4/14/2014	546,000	549,839	(3,839)
Israeli Shekel	MSC	3,758,000	6/18/2014	1,076,344	1,077,314	(970)
Israeli Shekel	CITI	968,603	6/18/2014	276,000	277,671	(1,671)
Japanese Yen	BIO	77,522,475	4/1/2014	758,581	751,078	7,503
Malaysian Ringgit	MSC	1,785,598	4/14/2014	544,000	546,394	(2,394)
Mexican Peso	RBC	12,306,148	5/9/2014	931,508	939,852	(8,344)
Mexican Peso	SSB	10,150,134	6/18/2014	765,000	772,800	(7,800)
New Taiwan Dollar	BOA	16,817,071	4/30/2014	551,000	552,793	(1,793)
New Taiwan Dollar	MSC	9,192,000	4/25/2014	300,000	302,099	(2,099)
New Taiwan Dollar	HSBC	10,060,596	4/24/2014	327,600	330,635	(3,035)
New Taiwan Dollar	DB	16,560,165	4/21/2014	544,000	544,185	(185)
Philippines Peso	DB	17,780,000	4/11/2014	392,028	396,506	(4,478)
Russian Ruble	CITI	19,867,340	4/14/2014 - 5/5/2014	550,000	563,461	(13,461)
Russian Ruble	HSBC	21,794,971	4/14/2014	607,525	619,554	(12,029)
Russian Ruble	CSFB	79,802,202	4/4/2014 - 4/14/2014	2,182,000	2,271,315	(89,315)
Singapore Dollar	HSBC	2,735,532	6/18/2014	2,160,930	2,175,319	(14,389)
Singapore Dollar	WBC	697,318	6/18/2014	546,000	554,514	(8,514)
South African Rand	SSB	680,601	4/1/2014	64,046	64,647	(601)
South African Rand	UBS	2,991,978	6/18/2014	276,000	280,966	(4,966)
South African Rand	BB	3,965,239	6/18/2014	367,724	372,362	(4,638)
South Korean Won	BNP	580,233,856	5/12/2014	545,420	545,076	344
South Korean Won	HSBC	580,357,398	5/9/2014	544,665	545,205	(540)
South Korean Won	UBS	289,621,275	4/3/2014	270,750	272,086	(1,336)
South Korean Won	BOA	579,783,075	4/3/2014	541,500	544,681	(3,181)
South Korean Won	CITI	1,474,283,028	4/3/2014 - 4/24/2014	1,362,750	1,385,061	(22,311)
Thai Baht	DB	30,416,298	4/3/2014 - 5/8/2014	934,010	937,038	(3,028)
Turkish Lira	CITI	624,886	6/18/2014	273,000	285,442	(12,442)
Turkish Lira	RBS	3,746,357	6/18/2014	1,641,000	1,711,302	(70,302)
Turkish Lira	JPM	622,754	6/18/2014	273,000	284,469	(11,469)
Total Sales				$42,705,756	$43,198,914	($493,158)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($120,392)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
BIO	-	Brown Brothers Harriman
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$50,312,730	$156,432,133	$108,542,960	98,201,903	$98,201,903	$115,192
Cash Management Trust- Short Term Investment	29,071,341	87,186,416	88,535,327	27,722,430	27,722,430	3,053
Total Value and Income Earned	79,384,071				125,924,333	118,245

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

Partner All Cap Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (97.6%)	Value
Consumer Discretionary (12.4%)
2,190	Amazon.com, Inc.[a]	$736,979
1,940	AMC Networks, Inc.[a]	141,795
2,880	Brunswick Corporation	130,435
7,700	CBS Corporation	475,860
17,240	Comcast Corporation	862,345
2,240	Cooper Tire & Rubber Company	54,432
7,600	Delphi Automotive plc	515,736
2,390	Dick’s Sporting Goods, Inc.	130,518
1,810	Hanesbrands, Inc.	138,429
10,400	Home Depot, Inc.	822,952
1,690	HomeAway, Inc.[a]	63,662
2,280	Jarden Corporation[a]	136,412
8,380	Macy’s, Inc.	496,850
3,990	Mohawk Industries, Inc.[a]	542,560
5,610	Pier 1 Imports, Inc.	105,917
7,790	Service Corporation International	154,865
2,550	Sinclair Broadcast Group, Inc.	69,080
7,710	Starbucks Corporation	565,760
10,110	TJX Companies, Inc.	613,171
1,980	TRW Automotive Holdings Corporation[a]	161,608
1,490	Tupperware Brands Corporation	124,802
21,720	Twenty-First Century Fox, Inc.	694,388
3,340	Urban Outfitters, Inc.[a]	121,810
1,920	Wyndham Worldwide Corporation	140,602

	Total	8,000,968

Consumer Staples (8.1%)
8,620	Colgate-Palmolive Company	559,180
4,360	Constellation Brands, Inc.[a]	370,469
11,040	CVS Caremark Corporation	826,454
3,050	Darling International, Inc.[a]	61,061
760	Energizer Holdings, Inc.	76,562
7,230	Estee Lauder Companies, Inc.	483,542
9,420	Lorillard, Inc.	509,434
1,480	Nu Skin Enterprises, Inc.	122,618
9,010	PepsiCo, Inc.	752,335
10,310	Procter & Gamble Company	830,986
420	United Natural Foods, Inc.[a]	29,786
8,820	Walgreen Company	582,385
1,800	WhiteWave Foods Company[a]	51,372

	Total	5,256,184

Energy (9.1%)
12,570	Chevron Corporation	1,494,699
2,030	Diamondback Energy, Inc.[a]	136,639
1,160	Dril-Quip, Inc.[a]	130,036
7,520	EQT Corporation	729,215
8,260	FMC Technologies, Inc.[a]	431,915
3,530	Forum Energy Technologies, Inc.[a]	109,359
5,060	Hess Corporation	419,373
4,250	Laredo Petroleum Holdings, Inc.[a]	109,905
4,900	Marathon Petroleum Corporation	426,496
4,960	National Oilwell Varco, Inc.	386,235
4,630	Occidental Petroleum Corporation	441,193
6,120	Rex Energy Corporation[a]	114,505
8,100	Schlumberger, Ltd.	789,750
1,590	Tidewater, Inc.	77,306
2,490	Western Refining, Inc.[b]	96,114

	Total	5,892,740

Financials (17.1%)
10,620	American International Group, Inc.	531,106
4,480	American Tower Corporation	366,778

Shares	Common Stock (97.6%)	Value
Financials (17.1%) - continued
59,440	Bank of America Corporation	$1,022,368
10,550	Boston Private Financial Holdings, Inc.	142,741
10,150	Capital One Financial Corporation	783,174
22,690	CBRE Group, Inc.[a]	622,387
16,470	Citigroup, Inc.	783,972
5,810	CVB Financial Corporation	92,379
5,750	Douglas Emmett, Inc.	156,055
8,240	E*TRADE Financial Corporation[a]	189,685
4,680	East West Bancorp, Inc.	170,820
5,400	Essent Group, Ltd.[a]	121,284
440	Essex Property Trust, Inc.	74,822
6,560	EverBank Financial Corporation	129,429
7,510	FirstMerit Corporation	156,433
4,670	Genworth Financial, Inc.[a]	82,799
980	Home Properties, Inc.	58,918
4,750	Interactive Brokers Group, Inc.	102,933
1,780	IntercontinentalExchange, Inc.	352,137
16,900	Invesco, Ltd.	625,300
3,610	Investors Bancorp, Inc.	99,780
17,030	J.P. Morgan Chase & Company	1,033,891
1,710	Jones Lang LaSalle, Inc.	202,635
1,650	M&T Bank Corporation	200,145
3,780	McGraw-Hill Companies, Inc.	288,414
15,620	MetLife, Inc.	824,736
4,890	Pennsylvania Real Estate Investment Trust	88,265
47,780	Regions Financial Corporation	530,836
3,230	Reinsurance Group of America, Inc.	257,205
3,750	Springleaf Holdings, Inc.[a]	94,313
1,670	StanCorp Financial Group, Inc.	111,556
9,060	State Street Corporation	630,123
4,360	Talmer Bancorp, Inc.[a]	63,830
4,680	Waterstone Financial, Inc.[a]	48,625

	Total	11,039,874

Health Care (11.6%)
2,050	Air Methods Corporation[a]	109,532
6,270	Allergan, Inc.	778,107
6,760	BioMarin Pharmaceutical, Inc.[a]	461,100
820	Bio-Rad Laboratories, Inc.[a]	105,058
13,340	Bristol-Myers Squibb Company	693,013
5,430	Bruker Corporation[a]	123,750
2,900	Catamaran Corporation[a]	129,804
1,430	Celldex Therapeutics, Inc.[a]	25,268
1,930	Cubist Pharmaceuticals, Inc.[a]	141,179
1,690	Endo International plc[a]	116,019
7,830	Express Scripts Holding Company[a]	587,955
10,320	Gilead Sciences, Inc.[a]	731,275
2,390	Hanger, Inc.[a]	80,495
16,020	Hologic, Inc.[a]	344,430
2,510	McKesson Corporation	443,191
9,920	Medivation, Inc.[a]	638,550
19,630	Merck & Company, Inc.	1,114,395
1,070	Newlink Genetics Corporation[a,b]	30,388
1,390	Salix Pharmaceuticals, Ltd.[a]	144,018
800	Teleflex, Inc.	85,792
4,663	Valeant Pharmaceuticals International, Inc.[a]	614,723

	Total	7,498,042

Industrials (11.5%)
2,020	Alaska Air Group, Inc.	188,486
1,830	B/E Aerospace, Inc.[a]	158,826
5,780	Boeing Company	725,332

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

Partner All Cap Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (97.6%)	Value
Industrials (11.5%) - continued
1,860	Carlisle Companies, Inc.	$147,572
2,450	Colfax Corporation[a]	174,759
2,000	Cummins, Inc.	297,980
8,620	Danaher Corporation	646,500
5,500	Eaton Corporation plc	413,160
4,150	FedEx Corporation	550,124
2,220	Flowserve Corporation	173,915
1,930	Genesee & Wyoming, Inc.[a]	187,828
2,460	IDEX Corporation	179,309
8,600	Ingersoll-Rand plc	492,264
2,150	Manpower, Inc.	169,485
6,600	MRC Global, Inc.[a]	177,936
1,280	Multi-Color Corporation	44,800
1,070	Nordson Corporation	75,424
5,130	Pall Corporation	458,981
2,130	Regal-Beloit Corporation	154,872
3,500	Union Pacific Corporation	656,810
5,800	United Technologies Corporation	677,672
13,920	US Airways Group, Inc.[a]	509,472
2,110	WESCO International, Inc.[a]	175,594

	Total	7,437,101

Information Technology (18.5%)
9,610	Adobe Systems, Inc.[a]	631,761
11,570	Agilent Technologies, Inc.	646,994
1,570	Apple, Inc.	842,682
3,390	Cavium, Inc.[a]	148,245
1,560	Cornerstone OnDemand, Inc.[a]	74,677
12,690	eBay, Inc.[a]	700,996
2,320	Electronics for Imaging, Inc.[a]	100,479
2,890	ExlService Holdings, Inc.[a]	89,330
9,390	Facebook, Inc.[a]	565,654
6,750	Fidelity National Information Services, Inc.	360,787
10,900	Flextronics International, Ltd.[a]	100,716
4,900	Genpact, Ltd.[a]	85,358
1,400	Google, Inc.[a]	1,560,314
1,660	Guidewire Software, Inc.[a]	81,423
3,910	Infoblox, Inc.[a]	78,435
4,810	InvenSense, Inc.[a,b]	113,853
10,220	Lattice Semiconductor Corporation[a]	80,125
41,290	Microsoft Corporation	1,692,477
3,610	Monolithic Power Systems, Inc.[a]	139,960
1,510	Move, Inc.[a]	17,456
4,020	NCR Corporation[a]	146,931
370	NetSuite, Inc.[a]	35,087
9,900	NXP Semiconductors NVa	582,219
21,970	Oracle Corporation	898,793
1,540	Proofpoint, Inc.[a]	57,103
2,510	PTC, Inc.[a]	88,929
12,550	QUALCOMM, Inc.	989,693
3,870	Rovi Corporation[a]	88,159
1,360	Splunk, Inc.[a]	97,226
14,330	Total System Services, Inc.	435,775
3,420	Twitter, Inc.[a,b]	159,611
4,050	Yelp, Inc.[a]	311,566

	Total	12,002,814

Materials (4.1%)
5,640	Ashland, Inc.	561,067
1,750	CF Industries Holdings, Inc.	456,120
1,570	Compass Minerals International, Inc.	129,556
1,320	Eagle Materials, Inc.	117,031
3,890	Innospec, Inc.	175,945

Shares	Common Stock (97.6%)	Value
Materials (4.1%) - continued
7,500	LyondellBasell Industries NV	$667,050
830	Martin Marietta Materials, Inc.	106,531
1,390	PPG Industries, Inc.	268,910
760	Rock-Tenn Company	80,233
1,490	Rockwood Holdings, Inc.	110,856

	Total	2,673,299

Telecommunications Services (2.0%)
4,920	SBA Communications Corporation[a]	447,523
7,240	T-Mobile US, Inc.[a]	239,137
12,820	Verizon Communications, Inc.	609,848

	Total	1,296,508

Utilities (3.2%)
2,270	Alliant Energy Corporation	128,959
3,190	Atmos Energy Corporation	150,345
14,110	Duke Energy Corporation	1,004,914
9,240	Edison International, Inc.	523,076
5,050	Great Plains Energy, Inc.	136,552
4,030	Portland General Electric Company	130,330

	Total	2,074,176

	Total Common Stock
	(cost $56,847,430)	63,171,706

Shares	Collateral Held for Securities Loaned (0.6%)	Value
384,908	Thrivent Cash Management Trust	384,908

	Total Collateral Held for Securities Loaned (cost $384,908)	384,908

Shares or Principal Amount	Short-Term Investments (2.4%)[c]	Value
	Thrivent Cash Management Trust
1,566,035	0.050%	1,566,035

	Total Short-Term Investments (at amortized cost)	1,566,035

	Total Investments (cost $58,798,373) 100.6%	$65,122,649

	Other Assets and Liabilities, Net (0.6%)	(392,936)

	Total Net Assets 100.0%	$64,729,713

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$6,804,755
Gross unrealized depreciation	(480,479)

Net unrealized appreciation (depreciation)	$6,324,276
Cost for federal income tax purposes	$58,798,373

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Partner All Cap Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	8,000,968	8,000,968	–	–
Consumer Staples	5,256,184	5,256,184	–	–
Energy	5,892,740	5,892,740	–	–
Financials	11,039,874	11,039,874	–	–
Health Care	7,498,042	7,498,042	–	–
Industrials	7,437,101	7,437,101	–	–
Information Technology	12,002,814	12,002,814	–	–
Materials	2,673,299	2,673,299	–	–
Telecommunications Services	1,296,508	1,296,508	–	–
Utilities	2,074,176	2,074,176	–	–
Collateral Held for Securities Loaned	384,908	384,908	–	–
Short-Term Investments	1,566,035	1,566,035	–	–

Total	$65,122,649	$65,122,649	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$431,587	$1,838,173	$1,884,852	384,908	$384,908	$4,283
Cash Management Trust- Short Term Investment	818,729	3,886,820	3,139,514	1,566,035	1,566,035	149
Total Value and Income Earned	1,250,316				1,950,943	4,432

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (94.9%)	Value
Consumer Discretionary (19.2%)
117,704	Amazon.com, Inc.[a]	$39,609,750
45,950	AutoZone, Inc.[a]	24,679,745
620,459	Comcast Corporation	31,035,359
276,600	Home Depot, Inc.	21,887,358
459,950	Las Vegas Sands Corporation	37,154,761
356,300	NIKE, Inc.	26,316,318
659,400	Twenty-First Century Fox, Inc.	21,081,018

	Total	201,764,309

Consumer Staples (2.0%)
121,050	Anheuser-Busch InBev NV ADR	12,746,565
115,500	Nestle SA	8,693,645

	Total	21,440,210

Energy (8.2%)
179,550	Cameron International Corporation[a]	11,090,804
81,150	EOG Resources, Inc.	15,919,196
299,000	Marathon Oil Corporation	10,620,480
233,369	Schlumberger, Ltd.	22,753,477
1,467,301	Weatherford International, Ltd.[a]	25,472,345

	Total	85,856,302

Financials (8.7%)
368,127	Citigroup, Inc.	17,522,845
941,300	Genworth Financial, Inc.[a]	16,689,249
347,239	J.P. Morgan Chase & Company	21,080,880
168,100	Visa, Inc.	36,286,066

	Total	91,579,040

Health Care (14.0%)
411,550	Covidien plc	30,314,773
753,800	Gilead Sciences, Inc.[a]	53,414,268
295,850	Johnson & Johnson	29,061,345
222,321	Perrigo Company plc	34,384,166

	Total	147,174,552

Industrials (10.7%)
142,650	Boeing Company	17,901,148
904,150	Delta Air Lines, Inc.	31,328,798
100,450	Fluor Corporation	7,807,979
495,750	Jacobs Engineering Group, Inc.[a]	31,480,125
125,550	Union Pacific Corporation	23,560,713

	Total	112,078,763

Information Technology (30.3%)
151,701	Apple, Inc.	81,423,995
622,000	EMC Corporation	17,049,020
521,650	Facebook, Inc.[a]	31,424,196
71,189	Google, Inc.[a]	79,340,852
230,552	NetApp, Inc.	8,507,369
572,850	QUALCOMM, Inc.	45,174,951
411,400	Salesforce.com, Inc.[a]	23,486,826
299,500	VMware, Inc.[a,b]	32,351,990

	Total	318,759,199

Materials (1.8%)
142,700	Monsanto Company	16,234,979
142,100	Teck Resources, Ltd.[b]	3,080,728

	Total	19,315,707

	Total Common Stock (cost $758,037,093)	997,968,082

Shares	Collateral Held for Securities Loaned (0.8%)	Value
9,070,975	Thrivent Cash Management Trust	$9,070,975

	Total Collateral Held for Securities Loaned (cost $9,070,975)	9,070,975

Shares or Principal Amount	Short-Term Investments (5.0%)[c]	Value
	Federal Home Loan Bank Discount Notes
1,400,000	0.115%, 8/6/2014[d]	1,399,432
800,000	0.100%, 8/15/2014[d]	799,698
50,148,638	Thrivent Cash Management Trust 0.050%	50,148,638
	Total Short-Term Investments (at amortized cost)	52,347,768

	Total Investments (cost $819,455,836) 100.7%	$1,059,386,825

	Other Assets and Liabilities, Net (0.7%)	(7,798,640)

	Total Net Assets 100.0%	$1,051,588,185

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At March 31, 2014, $2,099,168 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$244,354,776
Gross unrealized depreciation	(4,423,787)

Net unrealized appreciation (depreciation)	$239,930,989
Cost for federal income tax purposes	$819,455,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	201,764,309	201,764,309	–	–
Consumer Staples	21,440,210	12,746,565	8,693,645	–
Energy	85,856,302	85,856,302	–	–
Financials	91,579,040	91,579,040	–	–
Health Care	147,174,552	147,174,552	–	–
Industrials	112,078,763	112,078,763	–	–
Information Technology	318,759,199	318,759,199	–	–
Materials	19,315,707	19,315,707	–	–
Collateral Held for Securities Loaned	9,070,975	9,070,975	–	–
Short-Term Investments	52,347,768	50,148,638	2,199,130	–

Total	$1,059,386,825	$1,048,494,050	$10,892,775	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	986,044	–	986,044	–

Total Asset Derivatives	$986,044	$–	$986,044	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
Eurex EURO STOXX 50 Futures	571	June 2014	$23,384,132	$24,370,176	$986,044
Total Futures Contracts					$986,044

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$3,392,112	$38,273,513	$32,594,650	9,070,975	$9,070,975	$1,532
Cash Management Trust- Short Term Investment	43,932,944	28,461,867	22,246,173	50,148,638	50,148,638	5,595
Total Value and Income Earned	47,325,056				59,219,613	7,127

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.6%)	Value
Consumer Discretionary (28.6%)
10,600	Amazon.com, Inc.[a]	$3,567,112
1,600	AutoZone, Inc.[a]	859,360
12,900	CarMax, Inc.[a]	603,720
7,237	Carnival plc	276,485
1,600	Charter Communications, Inc.[a]	197,120
1,300	Chipotle Mexican Grill, Inc.[a]	738,465
9,500	Ctrip.com International, Ltd. ADR[a]	478,990
12,700	D.R. Horton, Inc.	274,955
8,600	Delphi Automotive plc	583,596
3,800	Discovery Communications, Inc.[a]	292,828
3,400	Dollar Tree, Inc.[a]	177,412
1,400	Hanesbrands, Inc.	107,072
4,300	Harley-Davidson, Inc.	286,423
10,900	Home Depot, Inc.	862,517
12,200	Las Vegas Sands Corporation	985,516
7,200	Lennar Corporation	285,264
20,200	Lowe’s Companies, Inc.	987,780
4,433	Marriott International, Inc.	248,337
24,900	MGM Resorts International[a]	643,914
1,800	Netflix, Inc.[a]	633,654
5,400	NIKE, Inc.	398,844
13,300	Prada Holding SPA	104,146
2,025	Priceline.com, Inc.[a]	2,413,577
5,400	Ross Stores, Inc.	386,370
4,500	Sherwin-Williams Company	887,085
15,100	Starbucks Corporation	1,108,038
5,800	Starwood Hotels & Resorts Worldwide, Inc.	461,680
2,100	Tesla Motors, Inc.[a,b]	437,745
9,000	Tractor Supply Company	635,670
14,600	Twenty-First Century Fox, Inc.	466,762
4,700	Under Armour, Inc.[a]	538,808
6,300	Walt Disney Company	504,441
82,000	Wynn Macau, Ltd.	341,299
1,600	Wynn Resorts, Ltd.	355,440

	Total	22,130,425

Consumer Staples (3.9%)
4,100	Costco Wholesale Corporation	457,888
11,200	CVS Caremark Corporation	838,432
3,194	Nestle SA	240,411
9,700	PepsiCo, Inc.	809,950
3,100	Procter & Gamble Company	249,860
9,000	Whole Foods Market, Inc.	456,390

	Total	3,052,931

Energy (2.8%)
3,100	Concho Resources, Inc.[a]	379,750
3,800	EQT Corporation	368,486
4,600	Pioneer Natural Resources Company	860,844
7,200	Range Resources Corporation	597,384

	Total	2,206,464

Financials (10.2%)
8,400	American Express Company	756,252
18,200	American Tower Corporation	1,490,034
1,300	BlackRock, Inc.	408,824
22,900	Crown Castle International Corporation	1,689,562
1,300	IntercontinentalExchange, Inc.	257,179
9,800	Invesco, Ltd.	362,600
5,000	State Street Corporation	347,750
12,100	TD Ameritrade Holding Corporation	410,795

Shares	Common Stock (98.6%)	Value
Financials (10.2%) - continued
9,900	Visa, Inc.	$2,137,014

	Total	7,860,010

Health Care (12.6%)
4,400	Alexion Pharmaceuticals, Inc.[a]	669,372
5,200	Biogen Idec, Inc.[a]	1,590,524
4,500	Celgene Corporation[a]	628,200
29,300	Gilead Sciences, Inc.[a]	2,076,198
800	Humana, Inc.	90,176
3,300	IDEXX Laboratories, Inc.[a,b]	400,620
4,800	Incyte Corporation[a]	256,896
8,200	McKesson Corporation	1,447,874
2,400	Pharmacyclics, Inc.[a]	240,528
1,200	Regeneron Pharmaceuticals, Inc.[a]	360,336
2,700	Stryker Corporation	219,969
6,700	UnitedHealth Group, Inc.	549,333
6,100	Valeant Pharmaceuticals International, Inc.[a]	804,163
5,300	Vertex Pharmaceuticals, Inc.[a]	374,816

	Total	9,709,005

Industrials (13.8%)
8,900	Boeing Company	1,116,861
22,500	Danaher Corporation	1,687,500
9,000	Delta Air Lines, Inc.	311,850
7,400	Fastenal Company[b]	364,968
4,000	FedEx Corporation	530,240
2,300	Flowserve Corporation	180,182
2,400	JB Hunt Transport Services, Inc.	172,608
7,500	Kansas City Southern	765,450
6,600	Precision Castparts Corporation	1,668,216
5,400	Roper Industries, Inc.	720,954
10,600	Tyco International, Ltd.	449,440
2,300	Union Pacific Corporation	431,618
8,700	United Continental Holdings, Inc.[a]	388,281
6,500	United Technologies Corporation	759,460
16,700	US Airways Group, Inc.[a]	611,220
700	W.W. Grainger, Inc.	176,862
4,800	Wabtec Corporation	372,000

	Total	10,707,710

Information Technology (22.8%)
4,800	Akamai Technologies, Inc.[a]	279,408
1,100	Alliance Data Systems Corporation[a]	299,695
2,600	Apple, Inc.	1,395,524
6,300	ASML Holding NV	588,168
4,800	Baidu.com, Inc. ADR[a]	731,424
12,900	Cognizant Technology Solutions Corporation[a]	652,869
2,100	Concur Technologies, Inc.[a,b]	208,047
8,900	eBay, Inc.[a]	491,636
14,800	Facebook, Inc.[a]	891,552
5,200	Fiserv, Inc.[a]	294,788
4,290	Google, Inc.[a]	4,781,248
13,500	Juniper Networks, Inc.[a]	347,760
3,100	LinkedIn Corporation[a]	573,314
25,200	MasterCard, Inc.	1,882,440
575	NAVER Corporation	420,136
2,300	NetSuite, Inc.[a]	218,109
5,100	QUALCOMM, Inc.	402,186
6,700	Red Hat, Inc.[a]	354,966
17,300	Salesforce.com, Inc.[a]	987,657
6,100	ServiceNow, Inc.[a]	365,512
700	Stratasys, Ltd.[a]	74,263

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.6%)	Value
Information Technology (22.8%) - continued
4,200	Tencent Holdings, Ltd.	$293,161
9,620	Twitter, Inc., Restricted[a,c]	426,517
3,600	VMware, Inc.[a]	388,872
3,000	Workday, Inc.[a]	274,290

	Total	17,623,542

Materials (2.6%)
8,100	Ecolab, Inc.	874,719
3,100	FMC Corporation	237,336
2,100	Martin Marietta Materials, Inc.[b]	269,535
4,600	Praxair, Inc.	602,462

	Total	1,984,052

Telecommunications Services (1.3%)
3,500	SBA Communications Corporation[a]	318,360
9,400	Softbank Corporation	710,342

	Total	1,028,702

	Total Common Stock (cost $43,492,924)	76,302,841

Shares	Preferred Stock (<0.1%)	Value
Information Technology (<0.1%)
4,432	LivingSocial.com, Convertible[a,c]	2,792

	Total	2,792

	Total Preferred Stock (cost $34,082)	2,792

Shares	Collateral Held for Securities Loaned (2.0%)	Value
1,527,625	Thrivent Cash Management Trust	1,527,625

	Total Collateral Held for Securities Loaned (cost $1,527,625)	1,527,625

Shares or Principal Amount	Short-Term Investments (1.5%)[d]	Value
	Thrivent Cash Management Trust
1,143,305	0.050%	1,143,305

	Total Short-Term Investments (at amortized cost)	1,143,305

	Total Investments (cost $46,197,936) 102.1%	$78,976,563

	Other Assets and Liabilities, Net (2.1%)	(1,645,035)

	Total Net Assets 100.0%	$77,331,528

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is fair valued.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$32,909,337
Gross unrealized depreciation	(130,710)

Net unrealized appreciation (depreciation)	$32,778,627

Cost for federal income tax purposes	$46,197,936

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	22,130,425	21,408,495	721,930	–
Consumer Staples	3,052,931	2,812,520	240,411	–
Energy	2,206,464	2,206,464	–	–
Financials	7,860,010	7,860,010	–	–
Health Care	9,709,005	9,709,005	–	–
Industrials	10,707,710	10,707,710	–	–
Information Technology	17,623,542	16,483,728	713,297	426,517
Materials	1,984,052	1,984,052	–	–
Telecommunications Services	1,028,702	318,360	710,342	–
Preferred Stock
Information Technology	2,792	–	–	2,792
Collateral Held for Securities Loaned	1,527,625	1,527,625	–	–
Short-Term Investments	1,143,305	1,143,305	–	–

Total	$78,976,563	$76,161,274	$2,385,980	$429,309

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	1	–	1	–

Total Asset Derivatives	$1	$–	$1	$–

Liability Derivatives
Foreign Currency Forward Contracts	62	–	62	–

Total Liability Derivatives	$62	$–	$62	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Japanese Yen	SSB	778,631	4/3/2014	$7,546	$7,544	($2)
Total Purchases				$7,546	$7,544	($2)

Sales
British Pound	SSB	17,653	4/1/2014 - 4/3/2014	$29,374	$29,432	($58)
Hong Kong Dollar	SSB	42,624	4/1/2014 - 4/2/2014	5,494	5,495	(1)
Total Sales				$34,868	$34,927	($59)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($61)

Counterparty
SSB	-	State Street Bank

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$1,711,975	$5,720,995	$5,905,345	1,527,625	$1,527,625	$932
Cash Management Trust- Short Term Investment	724,634	4,167,706	3,749,035	1,143,305	1,143,305	146
Total Value and Income Earned	2,436,609				2,670,930	1,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

Large Cap Value Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (9.6%)
168,080	CBS Corporation	$10,387,344
359,840	Delphi Automotive plc	24,418,742
654,100	Lowe’s Companies, Inc.	31,985,490
615,080	News Corporation	19,141,290
176,110	Time Warner Cable, Inc.	24,158,770

	Total	110,091,636

Consumer Staples (7.2%)
416,070	CVS Caremark Corporation	31,147,000
110,500	Kimberly-Clark Corporation	12,182,625
111,787	Kraft Foods Group, Inc.	6,271,251
489,572	Mondelez International, Inc.	16,914,712
124,109	Philip Morris International, Inc.	10,160,804
66,500	Wal-Mart Stores, Inc.	5,082,595

	Total	81,758,987

Energy (13.3%)
279,400	Cameron International Corporation[a]	17,258,538
144,375	Chevron Corporation	17,167,631
107,069	EOG Resources, Inc.	21,003,726
205,922	EQT Corporation	19,968,256
639,751	Marathon Oil Corporation	22,723,956
221,650	Schlumberger, Ltd.	21,610,875
499,700	Total SA ADR[b]	32,780,320

	Total	152,513,302

Financials (23.3%)
181,280	ACE, Ltd.	17,957,597
221,660	Allstate Corporation	12,541,523
2,285,090	Bank of America Corporation	39,303,548
905,850	Citigroup, Inc.	43,118,460
227,000	Comerica, Inc.	11,758,600
222,600	Deutsche Bank AG	9,979,158
334,303	Genworth Financial, Inc.[a]	5,927,192
562,960	Invesco, Ltd.	20,829,520
703,520	MetLife, Inc.	37,145,856
763,360	Morgan Stanley	23,793,931
251,280	State Street Corporation	17,476,524
104,159	SVB Financial Group[a]	13,413,596
261,389	Wells Fargo & Company	13,001,489

	Total	266,246,994

Health Care (13.6%)
358,790	Baxter International, Inc.	26,399,768
273,390	Covidien plc	20,137,907
172,300	Express Scripts Holding Company[a]	12,938,007
161,785	Johnson & Johnson	15,892,141
751,700	Merck & Company, Inc.	42,674,009
580,800	Pfizer, Inc.	18,655,296
225,347	UnitedHealth Group, Inc.	18,476,200

	Total	155,173,328

Industrials (9.4%)
98,100	Boeing Company	12,310,569
751,200	CSX Corporation	21,762,264
203,840	Honeywell International, Inc.	18,908,198
261,800	Ingersoll-Rand plc	14,985,432
402,600	Jacobs Engineering Group, Inc.[a]	25,565,100
180,440	Pentair, Ltd.	14,316,110

	Total	107,847,673

Information Technology (13.1%)
1,586,790	Cisco Systems, Inc.	35,559,964
483,660	Microsoft Corporation	19,825,223

Shares	Common Stock (98.3%)	Value
Information Technology (13.1%) - continued
361,180	NetApp, Inc.	$13,327,542
465,700	Oracle Corporation	19,051,787
544,680	Symantec Corporation	10,877,260
297,800	Teradata Corporation[a]	14,648,782
490,190	Texas Instruments, Inc.	23,112,458
248,650	Xilinx, Inc.	13,494,236

	Total	149,897,252

Materials (3.0%)
188,000	Celanese Corporation	10,435,880
282,980	Dow Chemical Company	13,749,998
210,540	Nucor Corporation	10,640,692

	Total	34,826,570

Telecommunications Services (1.9%)
464,714	Verizon Communications, Inc.	22,106,445

	Total	22,106,445

Utilities (3.9%)
507,590	NiSource, Inc.	18,034,673
615,880	PG&E Corporation	26,606,016

	Total	44,640,689

	Total Common Stock (cost $810,180,576)	1,125,102,876

Shares	Collateral Held for Securities Loaned (1.8%)	Value
20,746,650	Thrivent Cash Management Trust	20,746,650

	Total Collateral Held for Securities Loaned (cost $20,746,650)	20,746,650

Shares or Principal Amount	Short-Term Investments (1.6%)[c]	Value
	Thrivent Cash Management Trust
18,017,250	0.050%	18,017,250

	Total Short-Term Investments (at amortized cost)	18,017,250

	Total Investments (cost $848,944,476) 101.7%	$1,163,866,776

	Other Assets and Liabilities, Net (1.7%)	(19,456,771)

	Total Net Assets 100.0%	$1,144,410,005

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$317,373,264
Gross unrealized depreciation	(2,450,964)

Net unrealized appreciation (depreciation)	$314,922,300

Cost for federal income tax purposes	$848,944,476

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

Large Cap Value Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	110,091,636	110,091,636	–	–
Consumer Staples	81,758,987	81,758,987	–	–
Energy	152,513,302	152,513,302	–	–
Financials	266,246,994	266,246,994	–	–
Health Care	155,173,328	155,173,328	–	–
Industrials	107,847,673	107,847,673	–	–
Information Technology	149,897,252	149,897,252	–	–
Materials	34,826,570	34,826,570	–	–
Telecommunications Services	22,106,445	22,106,445	–	–
Utilities	44,640,689	44,640,689	–	–
Collateral Held for Securities Loaned	20,746,650	20,746,650	–	–
Short-Term Investments	18,017,250	18,017,250	–	–

Total	$1,163,866,776	$1,163,866,776	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$11,313,000	$67,477,875	$58,044,225	20,746,650	$20,746,650	$15,500
Cash Management Trust- Short Term Investment	26,006,398	9,246,785	17,235,933	18,017,250	18,017,250	2,757
Total Value and Income Earned	37,319,398				38,763,900	18,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (93.3%)	Value
Consumer Discretionary (12.2%)
18,100	Alpine Electronics, Inc.	$236,761
45,942	Amazon.com, Inc.[a]	15,460,402
22,800	Aoyama Trading Company, Ltd.	598,566
29,600	AutoZone, Inc.[a]	15,898,160
4,200	Bayerische Motoren Werke AG	396,834
307,850	Comcast Corporation	15,398,657
5,400	Continental AG	1,295,021
276,600	Esprit Holdings, Ltd.	460,884
4,200	Exedy Corporation	117,493
8,500	Faurecia[a]	359,028
300	Forbo Holding AGa	314,914
9,800	Fuji Heavy Industries, Ltd.	265,383
70,600	Halfords Group plc	544,088
69,700	Haseko Corporation	435,872
178,100	Home Retail Group plc	643,618
97,300	ITV plc	310,873
34,900	JB Hi-Fi, Ltd.	606,535
18,600	JM AB	610,800
500	Kuoni Reisen Holding AGa	224,627
247,775	Las Vegas Sands Corporation	20,015,265
155,000	Luk Fook Holdings International, Ltd.	489,909
27,900	Namco Bandai Holdings, Inc.	661,781
9,900	Next plc	1,089,495
19,600	Persimmon plc	440,248
36,300	Peugeot SAa	683,806
11,200	Publicis Groupe SA	1,011,154
3,300	Renault SA	320,544
3,600	SA D’Ieteren NV	168,972
172,800	Samsonite International SA	535,372
129,000	Seiko Holdings Corporation	515,113
25,800	SHOWA Corporation	283,183
30,700	Slater & Gordon, Ltd.	130,231
54,400	Sumitomo Forestry Company, Ltd.	545,890
15,400	Technicolor SAa	111,093
20,900	TomTom NVa	141,065
28,400	Toyota Motor Corporation	1,601,585
509,850	Twenty-First Century Fox, Inc.	16,299,905
600	Valora Holding AG	168,441
17,700	WH Smith plc	355,062
153,200	Wynn Macau, Ltd.	637,647

	Total	100,384,277

Consumer Staples (8.3%)
2,500	AarhusKarlshamn AB	164,161
129,300	Anheuser-Busch InBev NV ADR	13,615,290
33,500	Britvic plc	414,660
6,500	Casino Guichard Perrachon SA	772,833
111,350	CVS Caremark Corporation	8,335,661
20,100	Fuji Oil Company, Ltd.	257,403
54,900	Greencore Group plc	252,337
2,600	Henkel AG & Company KGaA	261,478
12,200	Kerry Group plc	928,067
11,700	Kesko Oyj	510,179
181,650	Kimberly-Clark Corporation	20,026,912
8,215	Koninklijke Ahold NV	164,989
8,300	KOSE Corporation	272,902
5,000	Matsumotokiyoshi Holdings Company, Ltd.	159,540
6,000	Nestle SA	451,618
97,300	Parmalat SPA	335,257
195,775	Philip Morris International, Inc.	16,028,099
3,300	Rallye SA	154,030
16,800	Reckitt Benckiser Group plc	1,370,955
13,863	SalMar ASA[a]	198,363
54,100	Wal-Mart Stores, Inc.	4,134,863

Shares	Common Stock (93.3%)	Value
Consumer Staples (8.3%) - continued
3,200	Woolworths, Ltd.	$106,118

	Total	68,915,715

Energy (9.5%)
117,100	Cameron International Corporation[a]	7,233,267
6,500	CAT Oil AG	135,987
800	Delek Group, Ltd.	319,557
46,095	EOG Resources, Inc.	9,042,456
11,600	ERG SPA	187,775
428,700	Marathon Oil Corporation	15,227,424
55,289	Royal Dutch Shell plc	2,020,200
538	Royal Dutch Shell plc, Class A	19,657
42,500	Royal Dutch Shell plc, Class B	1,659,207
38,300	SBM Offshore NVa	696,952
108,185	Schlumberger, Ltd.	10,548,038
26,100	Showa Shell Sekiyu KK	233,051
115,750	Total SA ADR	7,593,200
1,338,300	Weatherford International, Ltd.[a]	23,232,888

	Total	78,149,659

Financials (16.3%)
106,180	ACE, Ltd.	10,518,191
287,200	AIA Group, Ltd.	1,365,966
5,500	Allianz SE	929,608
53,700	Assicurazioni Generali SPA	1,196,958
17,300	AXA SA	449,435
45,400	Bank Leumi Le-Israel[a]	177,197
257,334	Bank of America Corporation	4,426,145
2,900	Bank of Georgia Holdings plc	120,638
5,100	BNP Paribas SA	393,208
79,100	Challenger, Ltd.	470,620
341,280	Citigroup, Inc.	16,244,928
145,650	Comerica, Inc.	7,544,670
25,600	Commonwealth Bank of Australia	1,842,937
10,100	Credit Suisse Group AG	326,918
111,000	Daiwa Securities Group, Inc.	964,396
136,200	Deutsche Bank AG	6,105,846
12,728	DnB ASA	221,166
16,200	EXOR SPA	727,042
37,800	FlexiGroup, Ltd.	126,559
404,450	Genworth Financial, Inc.[a]	7,170,898
18,601	Hiscox, Ltd.	211,491
83,200	Intermediate Capital Group plc	574,519
36,800	International Personal Finance plc	314,553
305,460	Invesco, Ltd.	11,302,020
58,800	Israel Discount Bank, Ltd.[a]	107,928
438,849	J.P. Morgan Chase & Company	26,642,523
25,100	Mediolanum SPA	236,899
54,000	Mitsubishi UFJ Financial Group, Inc.	297,366
123,500	Mizuho Financial Group, Inc.	244,759
101,600	Natixis	746,175
32,000	NKSJ Holdings, Inc.	821,581
9,300	Nordea Bank AB	131,926
151,000	Oversea-Chinese Banking Corporation, Ltd.	1,141,593
32,300	Paragon Group Of Companies plc	222,096
28,800	Phoenix Group Holdings	316,811
12,300	Prudential plc	260,444
59,400	Resolution, Ltd.	295,939
2,400	Schweizerische National- Versicherungs-Gesellschaft AG	163,973
174,281	State Street Corporation	12,121,243
29,000	Sumitomo Mitsui Financial Group, Inc.	1,243,054

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (93.3%)	Value
Financials (16.3%) - continued
188,500	UnipolSai Assicurazioni SPA[a]	$722,708
71,000	United Overseas Bank, Ltd.	1,224,710
243,273	Wells Fargo & Company	12,100,399
56,100	Westpac Banking Corporation	1,803,769

	Total	134,571,805

Health Care (12.6%)
8,700	Actelion, Ltd.	824,485
71,070	Baxter International, Inc.	5,229,330
103,310	Covidien plc	7,609,815
19,100	CSL, Ltd.	1,233,705
195,209	Gilead Sciences, Inc.[a]	13,832,510
57,200	GlaxoSmithKline plc	1,525,247
14,600	Grifols SA	800,122
12,900	H. Lundbeck AS	397,396
11,700	Hikma Pharmaceuticals plc	323,932
12,850	ICON plc[a]	611,017
156,000	Johnson & Johnson	15,323,880
438,580	Merck & Company, Inc.	24,898,187
5,000	Merck KGaA	842,036
24,400	Novartis AG	2,071,753
91,482	Perrigo Company plc	14,148,606
383,650	Pfizer, Inc.	12,322,838
2,300	Roche Holding AG	691,757
4,000	Sanofi	417,999
12,500	Shire plc	618,812

	Total	103,723,427

Industrials (10.1%)
21,100	Actividades de Construccion y Servicios SA	829,622
2,000	Adecco SA	166,453
11,400	Aica Kogyo Company, Ltd.	254,189
77,465	Air New Zealand, Ltd.	137,629
11,000	Arcadis NV	422,767
29,400	Berendsen plc	548,412
13,200	Bodycote plc	177,706
136,950	Boeing Company	17,185,856
900	Bucher Industries AG	305,963
34,000	Daifuku Company, Ltd.	419,966
327,400	Delta Air Lines, Inc.	11,344,410
7,600	DKSH Holding AG	604,720
7,700	Elbit Systems, Ltd.	468,986
22,400	Fenner plc	149,072
48,050	Fluor Corporation	3,734,927
24,500	Fomento de Construcciones y Contratas SAa	558,890
51,300	Gamesa Corporacion Tecnologia SAa	557,751
300	Georg Fischer AGa	232,781
22,000	Hanwa Company, Ltd.	85,299
9,000	Hoshizaki Electric Company, Ltd.	339,891
3,000	Implenia AG	224,181
14,200	Intrum Justitia AB	387,521
234,900	Jacobs Engineering Group, Inc.[a]	14,916,150
150,000	Kajima Corporation	524,844
25,000	Kandenko Company, Ltd.	126,612
9,100	Keller Group plc	163,053
16,300	Legrand SA	1,012,645
53,400	Mitie Group plc	289,826
273,000	Mitsui Engineering & Shipbuilding Company, Ltd.	576,320
25,000	NICHIAS Corporation	160,309
14,800	Nidec Corporation	907,499
17,000	Nisshinbo Holdings, Inc.	145,242
9,500	Nitto Kogyo Corporation	199,392

Shares	Common Stock (93.3%)	Value
Industrials (10.1%) - continued
53,594	Northgate plc	$464,633
130,000	NTN Corporation	439,923
2,200	Osterreichische Post AG	110,876
12,100	Randstad Holding NV	708,201
8,400	Safran SA	581,952
14,300	Seaspan Corporation	315,601
15,000	Seino Holdings Company, Ltd.	143,112
36,200	Serco Group plc	254,075
34,000	ShinMaywa Industries, Ltd.	310,786
13,300	Siemens AG	1,793,683
7,300	Teleperformance	423,012
158,100	Transpacific Industries Group, Ltd.[a]	168,470
102,725	Union Pacific Corporation	19,277,374

	Total	83,150,582

Information Technology (18.1%)
23,800	Amadeus IT Holding SA	989,017
60,934	Apple, Inc.	32,705,715
12,100	Ascom Holding AGa	248,657
396,034	Blinkx plc[a]	745,247
1,400	Cap Gemini SA	105,990
12,600	Check Point Software Technologies, Ltd.[a]	852,138
214,550	Cisco Systems, Inc.	4,808,066
23,200	CSR plc	280,993
12,000	Econocom Group	137,871
81,100	Electrocomponents plc	383,900
536,400	EMC Corporation	14,702,724
20,200	F@N Communications, Inc.	360,577
108,325	Facebook, Inc.[a]	6,525,498
31,700	Fuji Film Holdings Corporation	850,890
20,394	Google, Inc.[a]	22,729,317
42,000	Hitachi Kokusai Electric, Inc.	504,879
19,800	Indra Sistemas SA	397,890
48,400	Kulicke and Soffa Industries, Inc.[a]	610,324
9,400	NEC Networks & System Integration Corporation	190,926
216,900	NetApp, Inc.	8,003,610
4,000	OBIC Company, Ltd.	126,225
243,000	Oki Electric Industry Company, Ltd.	518,724
41,000	Optimal Payments plc[a]	246,070
34,800	Pace plc	261,496
17,100	Playtech plc	193,048
182,931	QUALCOMM, Inc.	14,425,939
123,800	Salesforce.com, Inc.[a]	7,067,742
19,150	Seagate Technology plc	1,075,464
22,300	Seiko Epson Corporation	696,803
188,400	Symantec Corporation	3,762,348
15,050	TE Connectivity, Ltd.	906,161
149,800	Teradata Corporation[a]	7,368,662
5,900	Transcosmos, Inc.	122,182
26,600	ULVAC, Inc.[a]	543,453
99,055	VMware, Inc.[a]	10,699,921
22,900	VTech Holdings, Ltd.	294,351
7,600	Wincor Nixdorf AG	546,227
73,720	Xilinx, Inc.	4,000,784

	Total	148,989,829

Materials (2.6%)
169,200	Arrium, Ltd.	212,890
5,600	BHP Billiton, Ltd.	189,814
114,200	BlueScope Steel, Ltd.[a]	650,842
156,400	Celanese Corporation	8,681,764
168,550	Dow Chemical Company	8,189,844

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (93.3%)	Value
Materials (2.6%) - continued
42,800	Ence Energia y Celulosa SA	$129,169
8,000	Nippon Paint Company, Ltd.	121,132
4,200	Smurfit Kappa Group plc	101,860
184,000	Taiheiyo Cement Corporation	662,648
37,000	Toagosei Company, Ltd.	158,018
86,000	Tokuyama Corporation	281,014
144,000	Tosoh Corporation	554,684
16,000	UPM-Kymmene Oyj	273,744
15,100	Voestalpine AG	664,536
260,000	Wilmar International, Ltd.	716,426

	Total	21,588,385

Telecommunications Services (0.6%)
138,300	Bezeq Israel Telecommunication Corporation, Ltd.	246,534
57,000	BT Group plc	362,502
23,000	Elisa Oyj[a]	661,630
19,200	Freenet AGa	672,013
19,800	KDDI Corporation	1,149,687
94,000	Singapore Telecommunications, Ltd.	273,231
615,300	Telecom Italia SPA	727,255
60,600	Telstra Corporation, Ltd.	285,757
283,090	Vodafone Group plc	1,041,006

	Total	5,419,615

Utilities (3.0%)
135,500	Electricidade de Portugal SA	629,081
7,900	Electricite de France	312,373
173,100	Enel SPA	979,090
36,500	Fortum Oyj	829,694
332,480	NiSource, Inc.	11,813,014
234,900	PG&E Corporation	10,147,680

	Total	24,710,932

	Total Common Stock (cost $640,131,923)	769,604,226

Shares	Preferred Stock (0.1%)	Value
Consumer Staples (0.1%)
2,300	Henkel AG & Company KGaA	247,578

	Total	247,578

	Total Preferred Stock (cost $256,929)	247,578

Shares or Principal Amount	Short-Term Investments (6.5%)[b]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.095%, 4/10/2014	99,998
3,000,000	0.120%, 5/16/2014	2,999,550
7,100,000	0.095%, 7/25/2014[c]	7,097,845
43,492,380	Thrivent Cash Management Trust 0.050%	43,492,380

	Total Short-Term

	Investments (cost $53,689,772)	53,689,773

	Total Investments (cost $694,078,624) 99.9%	$823,541,577

	Other Assets and Liabilities, Net 0.1%	1,189,750

	Total Net Assets 100.0%	$824,731,327

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	At March 31, 2014, $2,999,090 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$133,606,859
Gross unrealized depreciation	(4,143,906)

Net unrealized appreciation (depreciation)	$129,462,953

Cost for federal income tax purposes	$694,078,624

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	100,384,277	83,072,389	17,311,888	–
Consumer Staples	68,915,715	62,140,825	6,774,890	–
Energy	78,149,659	72,877,273	5,272,386	–
Financials	134,571,805	114,176,863	20,394,942	–
Health Care	103,723,427	93,976,183	9,747,244	–
Industrials	83,150,582	66,774,318	16,376,264	–
Information Technology	148,989,829	140,244,413	8,745,416	–
Materials	21,588,385	16,871,608	4,716,777	–
Telecommunications Services	5,419,615	–	5,419,615	–
Utilities	24,710,932	21,960,694	2,750,238	–
Preferred Stock
Consumer Staples	247,578	–	247,578	–
Short-Term Investments	53,689,773	43,492,380	10,197,393	–

Total	$823,541,577	$715,586,946	$107,954,631	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,241,604	–	1,241,604	–

Total Asset Derivatives	$1,241,604	$–	$1,241,604	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	727	June 2014	$29,786,625	$31,028,229	$1,241,604
Total Futures Contracts					$1,241,604

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$–	$12,859,725	$12,859,725	–	$–	$2,147
Cash Management Trust- Short Term Investment	51,163,767	21,924,893	29,596,281	43,492,380	43,492,380	5,277
Total Value and Income Earned	51,163,767				43,492,380	7,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (11.9%)
8,700	Amazon.com, Inc.[a]	$2,927,724
1,500	AutoNation, Inc.[a]	79,845
800	AutoZone, Inc.[a]	429,680
5,050	Bed Bath & Beyond, Inc.[a]	347,440
6,375	Best Buy Company, Inc.	168,364
5,400	BorgWarner, Inc.	331,938
5,000	Cablevision Systems Corporation	84,350
5,250	CarMax, Inc.[a]	245,700
10,250	Carnival Corporation	388,065
12,972	CBS Corporation	801,670
700	Chipotle Mexican Grill, Inc.[a]	397,635
6,500	Coach, Inc.	322,790
61,165	Comcast Corporation	3,059,473
6,650	D.R. Horton, Inc.	143,972
3,050	Darden Restaurants, Inc.	154,818
6,550	Delphi Automotive plc	444,483
11,150	DIRECTV[a]	852,083
5,250	Discovery Communications, Inc.[a]	434,175
6,900	Dollar General Corporation[a]	382,812
4,900	Dollar Tree, Inc.[a]	255,682
2,450	Expedia, Inc.	177,625
2,250	Family Dollar Stores, Inc.	130,523
92,611	Ford Motor Company	1,444,732
1,150	Fossil, Inc.[a]	134,101
5,300	Gannett Company, Inc.	146,280
6,262	Gap, Inc.	250,856
2,850	Garmin, Ltd.	157,491
30,588	General Motors Company	1,052,839
3,600	Genuine Parts Company	312,660
5,800	Goodyear Tire & Rubber Company	151,554
70	Graham Holdings Company	49,263
6,400	H&R Block, Inc.	193,216
5,200	Harley-Davidson, Inc.	346,372
1,600	Harman International Industries, Inc.	170,240
2,700	Hasbro, Inc.[b]	150,174
33,050	Home Depot, Inc.	2,615,246
5,800	International Game Technology	81,548
9,917	Interpublic Group of Companies, Inc.	169,977
15,600	Johnson Controls, Inc.	738,192
4,750	Kohl’s Corporation	269,800
3,300	Leggett & Platt, Inc.[b]	107,712
4,150	Lennar Corporation	164,423
5,704	Limited Brands, Inc.	323,816
24,550	Lowe’s Companies, Inc.	1,200,495
8,668	Macy’s, Inc.	513,926
5,206	Marriott International, Inc.	291,640
7,950	Mattel, Inc.	318,874
23,200	McDonald’s Corporation	2,274,296
4,200	Michael Kors Holdings, Ltd.[a]	391,734
1,400	Mohawk Industries, Inc.[a]	190,372
1,400	Netflix, Inc.[a]	492,842
6,573	Newell Rubbermaid, Inc.	196,533
11,675	News Corporation[a]	201,044
17,450	NIKE, Inc.	1,288,857
3,400	Nordstrom, Inc.	212,330
6,050	Omnicom Group, Inc.	439,230
2,500	O’Reilly Automotive, Inc.[a]	370,975
2,400	PetSmart, Inc.	165,336
1,200	Priceline.com, Inc.[a]	1,430,268
8,092	Pulte Group, Inc.	155,285
1,900	PVH Corporation	237,063
1,400	Ralph Lauren Corporation	225,302
5,050	Ross Stores, Inc.	361,327
2,550	Scripps Networks Interactive, Inc.	193,571

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (11.9%) - continued
2,000	Sherwin-Williams Company	$394,260
1,400	Snap-On, Inc.	158,872
15,325	Staples, Inc.	173,786
17,750	Starbucks Corporation	1,302,495
4,500	Starwood Hotels & Resorts Worldwide, Inc.	358,200
14,800	Target Corporation	895,548
2,600	Tiffany & Company	223,990
6,558	Time Warner Cable, Inc.	899,626
21,000	Time Warner, Inc.	1,371,930
16,700	TJX Companies, Inc.	1,012,855
3,300	Tractor Supply Company	233,079
2,600	TripAdvisor, Inc.[a]	235,534
45,600	Twenty-First Century Fox, Inc.	1,457,832
2,600	Urban Outfitters, Inc.[a]	94,822
8,300	VF Corporation	513,604
9,372	Viacom, Inc.	796,526
38,247	Walt Disney Company	3,062,437
1,857	Whirlpool Corporation	277,547
3,022	Wyndham Worldwide Corporation	221,301
1,900	Wynn Resorts, Ltd.	422,085
10,430	Yum! Brands, Inc.	786,318

	Total	47,635,286

Consumer Staples (9.5%)
46,750	Altria Group, Inc.	1,749,852
15,418	Archer-Daniels-Midland Company	668,987
10,150	Avon Products, Inc.	148,596
3,850	Beam, Inc.	320,705
3,787	Brown-Forman Corporation	339,656
4,200	Campbell Soup Company	188,496
3,100	Clorox Company[b]	272,831
88,950	Coca-Cola Company	3,438,807
5,600	Coca-Cola Enterprises, Inc.	267,456
20,500	Colgate-Palmolive Company	1,329,835
9,850	ConAgra Foods, Inc.	305,645
3,900	Constellation Brands, Inc.[a]	331,383
10,300	Costco Wholesale Corporation	1,150,304
27,794	CVS Caremark Corporation	2,080,659
4,650	Dr Pepper Snapple Group, Inc.	253,239
6,000	Estee Lauder Companies, Inc.	401,280
14,700	General Mills, Inc.	761,754
3,050	Green Mountain Coffee Roasters, Inc.	322,050
3,500	Hershey Company	365,400
3,200	Hormel Foods Corporation	157,664
2,451	J.M. Smucker Company	238,335
6,000	Kellogg Company	376,260
8,892	Kimberly-Clark Corporation	980,343
13,967	Kraft Foods Group, Inc.	783,549
12,100	Kroger Company	528,165
8,550	Lorillard, Inc.	462,384
3,100	McCormick & Company, Inc.	222,394
4,728	Mead Johnson Nutrition Company	393,086
3,700	Molson Coors Brewing Company	217,782
39,952	Mondelez International, Inc.	1,380,342
3,200	Monster Beverage Corporation[a]	222,240
35,780	PepsiCo, Inc.	2,987,630
37,250	Philip Morris International, Inc.	3,049,658
63,638	Procter & Gamble Company	5,129,223
7,350	Reynolds American, Inc.	392,637
5,450	Safeway, Inc.	201,323
13,700	Sysco Corporation	494,981

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Staples (9.5%) - continued
6,350	Tyson Foods, Inc.	$279,463
20,500	Walgreen Company	1,353,615
37,950	Wal-Mart Stores, Inc.	2,900,518
8,700	Whole Foods Market, Inc.	441,177

	Total	37,889,704

Energy (9.9%)
11,822	Anadarko Petroleum Corporation	1,002,033
9,270	Apache Corporation	768,946
10,283	Baker Hughes, Inc.	668,601
9,900	Cabot Oil & Gas Corporation	335,412
5,100	Cameron International Corporation[a]	315,027
11,850	Chesapeake Energy Corporation	303,597
44,846	Chevron Corporation	5,332,638
28,749	ConocoPhillips	2,022,492
5,350	Consol Energy, Inc.	213,733
8,400	Denbury Resources, Inc.	137,760
8,950	Devon Energy Corporation	599,023
1,650	Diamond Offshore Drilling, Inc.[b]	80,454
5,450	Ensco plc	287,651
6,400	EOG Resources, Inc.	1,255,488
3,500	EQT Corporation	339,395
101,490	Exxon Mobil Corporation	9,913,543
5,500	FMC Technologies, Inc.[a]	287,595
19,950	Halliburton Company	1,174,856
2,500	Helmerich & Payne, Inc.	268,900
6,450	Hess Corporation	534,576
15,700	Kinder Morgan, Inc.	510,093
16,368	Marathon Oil Corporation	581,391
6,934	Marathon Petroleum Corporation	603,535
4,050	Murphy Oil Corporation	254,583
6,100	Nabors Industries, Ltd.	150,365
10,050	National Oilwell Varco, Inc.	782,594
3,200	Newfield Exploration Company[a]	100,352
5,950	Noble Corporation	194,803
8,450	Noble Energy, Inc.	600,288
18,700	Occidental Petroleum Corporation	1,781,923
6,350	Peabody Energy Corporation	103,759
13,824	Phillips 66	1,065,277
3,350	Pioneer Natural Resources Company	626,919
4,200	QEP Resources, Inc.	123,648
3,800	Range Resources Corporation	315,286
2,900	Rowan Companies plc[a]	97,672
30,744	Schlumberger, Ltd.	2,997,540
8,250	Southwestern Energy Company[a]	379,583
15,704	Spectra Energy Corporation	580,106
3,100	Tesoro Corporation	156,829
8,000	Transocean, Ltd.[b]	330,720
12,550	Valero Energy Corporation	666,405
16,050	Williams Companies, Inc.	651,309

	Total	39,496,700

Financials (16.8%)
7,900	ACE, Ltd.	782,574
10,750	Aflac, Inc.	677,680
10,532	Allstate Corporation	595,901
21,500	American Express Company	1,935,645
34,367	American International Group, Inc.	1,718,694
9,250	American Tower Corporation	757,297
4,500	Ameriprise Financial, Inc.	495,315
7,075	Aon plc	596,281
3,436	Apartment Investment & Management Company	103,836

Shares	Common Stock (98.3%)	Value
Financials (16.8%) - continued
1,700	Assurant, Inc.	$110,432
2,901	AvalonBay Communities, Inc.	380,959
248,110	Bank of America Corporation	4,267,492
26,702	Bank of New York Mellon Corporation	942,314
16,650	BB&T Corporation	668,830
42,269	Berkshire Hathaway, Inc.[a]	5,282,357
3,000	BlackRock, Inc.	943,440
3,550	Boston Properties, Inc.	406,582
13,473	Capital One Financial Corporation	1,039,577
6,500	CBRE Group, Inc.[a]	178,295
27,425	Charles Schwab Corporation	749,525
5,800	Chubb Corporation	517,940
3,438	Cincinnati Financial Corporation	167,293
71,293	Citigroup, Inc.	3,393,547
7,400	CME Group, Inc.	547,674
4,300	Comerica, Inc.	222,740
7,800	Crown Castle International Corporation	575,484
11,075	Discover Financial Services	644,454
6,760	E*TRADE Financial Corporation[a]	155,615
7,850	Equity Residential	455,221
20,044	Fifth Third Bancorp	460,010
9,500	Franklin Resources, Inc.	514,710
12,250	General Growth Properties, Inc.	269,500
11,600	Genworth Financial, Inc.[a]	205,668
9,850	Goldman Sachs Group, Inc.	1,613,922
10,500	Hartford Financial Services Group, Inc.	370,335
10,700	HCP, Inc.	415,053
6,800	Health Care REIT, Inc.	405,280
17,741	Host Hotels & Resorts, Inc.	359,078
11,150	Hudson City Bancorp, Inc.	109,605
19,571	Huntington Bancshares, Inc.	195,123
2,700	IntercontinentalExchange, Inc.	534,141
10,200	Invesco, Ltd.	377,400
88,898	J.P. Morgan Chase & Company	5,396,998
20,900	KeyCorp	297,616
9,600	Kimco Realty Corporation	210,048
2,500	Legg Mason, Inc.	122,600
7,351	Leucadia National Corporation	205,828
6,194	Lincoln National Corporation	313,850
7,150	Loews Corporation	314,957
3,050	M&T Bank Corporation[b]	369,965
3,300	Macerich Company	205,689
12,850	Marsh & McLennan Companies, Inc.	633,505
6,400	McGraw-Hill Companies, Inc.	488,320
26,382	MetLife, Inc.	1,392,970
4,450	Moody’s Corporation	352,974
32,950	Morgan Stanley	1,027,051
2,700	NASDAQ OMX Group, Inc.	99,738
5,200	Northern Trust Corporation	340,912
7,300	People’s United Financial, Inc.	108,551
4,150	Plum Creek Timber Company, Inc.	174,466
12,514	PNC Financial Services Group, Inc.	1,088,718
6,450	Principal Financial Group, Inc.	296,636
12,900	Progressive Corporation	312,438
11,696	Prologis, Inc.	477,548
10,850	Prudential Financial, Inc.	918,453
3,400	Public Storage, Inc.	572,866
33,327	Regions Financial Corporation	370,263
7,344	Simon Property Group, Inc.	1,204,416
10,100	SLM Corporation	247,248
10,150	State Street Corporation	705,932
12,550	SunTrust Banks, Inc.	499,364

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Financials (16.8%) - continued
6,118	T. Rowe Price Group, Inc.	$503,817
2,100	Torchmark Corporation	165,270
8,281	Travelers Companies, Inc.	704,713
42,785	U.S. Bancorp	1,833,765
6,124	Unum Group	216,238
6,900	Ventas, Inc.	417,933
11,900	Visa, Inc.	2,568,734
4,047	Vornado Realty Trust	398,872
112,440	Wells Fargo & Company	5,592,766
13,682	Weyerhaeuser Company REIT	401,567
6,500	XL Group plc	203,125
4,300	Zions Bancorporation	133,214

	Total	67,032,753

Health Care (13.0%)
36,200	Abbott Laboratories	1,394,062
37,300	AbbVie, Inc.	1,917,220
4,100	Actavis, Inc.[a]	843,985
8,539	Aetna, Inc.	640,169
4,600	Alexion Pharmaceuticals, Inc.[a]	699,798
7,000	Allergan, Inc.	868,700
5,400	AmerisourceBergen Corporation	354,186
17,690	Amgen, Inc.	2,181,885
12,750	Baxter International, Inc.	938,145
4,500	Becton, Dickinson and Company	526,860
5,500	Biogen Idec, Inc.[a]	1,682,285
31,050	Boston Scientific Corporation[a]	419,796
38,598	Bristol-Myers Squibb Company	2,005,166
1,800	C.R. Bard, Inc.	266,364
8,025	Cardinal Health, Inc.	561,589
4,937	CareFusion Corporation[a]	198,566
9,550	Celgene Corporation[a]	1,333,180
6,900	Cerner Corporation[a]	388,125
6,450	CIGNA Corporation	540,058
10,600	Covidien plc	780,796
4,150	DaVita HealthCare Partners, Inc.[a]	285,728
3,300	DENTSPLY International, Inc.	151,932
2,550	Edwards Lifesciences Corporation[a]	189,133
23,100	Eli Lilly and Company	1,359,666
18,245	Express Scripts Holding Company[a]	1,370,017
5,550	Forest Laboratories, Inc.[a]	512,099
36,100	Gilead Sciences, Inc.[a]	2,558,046
3,880	Hospira, Inc.[a]	167,810
3,650	Humana, Inc.	411,428
900	Intuitive Surgical, Inc.[a]	394,191
66,390	Johnson & Johnson	6,521,490
2,050	Laboratory Corporation of America Holdings[a]	201,331
5,392	McKesson Corporation	952,065
23,500	Medtronic, Inc.	1,446,190
69,033	Merck & Company, Inc.	3,919,003
8,750	Mylan, Inc.[a]	427,263
1,950	Patterson Companies, Inc.	81,432
2,650	PerkinElmer, Inc.	119,409
3,100	Perrigo Company plc	479,446
149,910	Pfizer, Inc.	4,815,109
3,400	Quest Diagnostics, Inc.[b]	196,928
1,800	Regeneron Pharmaceuticals, Inc.[a]	540,504
6,684	St. Jude Medical, Inc.	437,067
6,900	Stryker Corporation	562,143
2,325	Tenet Healthcare Corporation[a]	99,533
9,200	Thermo Fisher Scientific, Inc.	1,106,208
23,250	UnitedHealth Group, Inc.	1,906,267
2,450	Varian Medical Systems, Inc.[a]	205,775
5,500	Vertex Pharmaceuticals, Inc.[a]	388,960
2,000	Waters Corporation[a]	216,820

Shares	Common Stock (98.3%)	Value
Health Care (13.0%) - continued
6,650	WellPoint, Inc.	$662,008
3,950	Zimmer Holdings, Inc.	373,591
11,700	Zoetis, Inc.	338,598

	Total	51,938,125

Industrials (10.5%)
14,800	3M Company	2,007,768
4,300	ADT Corporation[b]	128,785
2,101	Allegion plc	109,609
5,750	AMETEK, Inc.	296,068
16,110	Boeing Company	2,021,644
3,500	C.H. Robinson Worldwide, Inc.[b]	183,365
14,950	Caterpillar, Inc.	1,485,581
2,400	Cintas Corporation	143,064
23,700	CSX Corporation	686,589
4,100	Cummins, Inc.	610,859
14,100	Danaher Corporation	1,057,500
8,700	Deere & Company	789,960
19,900	Delta Air Lines, Inc.	689,535
4,000	Dover Corporation	327,000
900	Dun & Bradstreet Corporation	89,415
11,144	Eaton Corporation plc	837,137
16,500	Emerson Electric Company	1,102,200
2,850	Equifax, Inc.	193,885
4,800	Expeditors International of Washington, Inc.	190,224
6,400	Fastenal Company[b]	315,648
6,710	FedEx Corporation	889,478
1,650	First Solar, Inc.[a,b]	115,154
3,250	Flowserve Corporation	254,605
3,800	Fluor Corporation	295,374
7,650	General Dynamics Corporation	833,238
235,600	General Electric Company	6,099,684
18,375	Honeywell International, Inc.	1,704,465
9,200	Illinois Tool Works, Inc.	748,236
6,100	Ingersoll-Rand plc	349,164
3,969	Iron Mountain, Inc.	109,425
3,100	Jacobs Engineering Group, Inc.[a]	196,850
2,400	Joy Global, Inc.	139,200
2,600	Kansas City Southern	265,356
2,050	L-3 Communications Holdings, Inc.	242,208
6,300	Lockheed Martin Corporation	1,028,412
8,350	Masco Corporation	185,453
6,700	Nielsen Holdings NV	299,021
7,300	Norfolk Southern Corporation	709,341
5,098	Northrop Grumman Corporation	628,991
8,287	PACCAR, Inc.	558,875
2,600	Pall Corporation	232,622
3,475	Parker Hannifin Corporation	415,992
4,649	Pentair, Ltd.	368,852
4,750	Pitney Bowes, Inc.	123,453
3,400	Precision Castparts Corporation	859,384
5,100	Quanta Services, Inc.[a]	188,190
7,400	Raytheon Company	731,046
6,320	Republic Services, Inc.	215,891
3,250	Robert Half International, Inc.	136,338
3,250	Rockwell Automation, Inc.	404,788
3,200	Rockwell Collins, Inc.	254,944
2,300	Roper Industries, Inc.	307,073
1,250	Ryder System, Inc.	99,900
16,450	Southwest Airlines Company	388,384
3,700	Stanley Black & Decker, Inc.	300,588
2,000	Stericycle, Inc.[a]	227,240
6,600	Textron, Inc.	259,314
10,800	Tyco International, Ltd.	457,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Industrials (10.5%) - continued
10,700	Union Pacific Corporation	$2,007,962
16,700	United Parcel Service, Inc.	1,626,246
19,750	United Technologies Corporation	2,307,590
1,400	W.W. Grainger, Inc.	353,724
10,149	Waste Management, Inc.	426,968
4,300	Xylem, Inc.	156,606

	Total	41,769,381

Information Technology (17.8%)
14,950	Accenture plc	1,191,814
10,900	Adobe Systems, Inc.[a]	716,566
7,815	Agilent Technologies, Inc.	437,015
4,200	Akamai Technologies, Inc.[a]	244,482
1,200	Alliance Data Systems Corporation[a]	326,940
7,500	Altera Corporation	271,800
3,700	Amphenol Corporation	339,105
7,300	Analog Devices, Inc.	387,922
21,000	Apple, Inc.	11,271,540
28,400	Applied Materials, Inc.	579,928
5,300	Autodesk, Inc.[a]	260,654
11,300	Automatic Data Processing, Inc.	873,038
12,950	Broadcom Corporation	407,666
7,612	CA, Inc.	235,744
121,000	Cisco Systems, Inc.	2,711,610
4,300	Citrix Systems, Inc.[a]	246,949
14,250	Cognizant Technology Solutions Corporation[a]	721,192
3,450	Computer Sciences Corporation	209,829
32,750	Corning, Inc.	681,855
27,350	eBay, Inc.[a]	1,510,814
7,250	Electronic Arts, Inc.[a]	210,322
47,636	EMC Corporation	1,305,703
1,800	F5 Networks, Inc.[a]	191,934
40,100	Facebook, Inc.[a]	2,415,624
6,800	Fidelity National Information Services, Inc.	363,460
6,000	Fiserv, Inc.[a]	340,140
3,300	FLIR Systems, Inc.	118,800
2,750	GameStop Corporation	113,025
6,600	Google, Inc.[a]	7,355,766
2,500	Harris Corporation	182,900
44,536	Hewlett-Packard Company	1,441,185
116,700	Intel Corporation	3,012,027
23,000	International Business Machines Corporation	4,427,270
6,700	Intuit, Inc.	520,791
4,400	Jabil Circuit, Inc.	79,200
11,800	Juniper Networks, Inc.[a]	303,968
3,900	KLA-Tencor Corporation	269,646
3,800	Lam Research Corporation[a]	209,000
5,500	Linear Technology Corporation	267,795
13,100	LSI Corporation	145,017
24,000	MasterCard, Inc.	1,792,800
4,650	Microchip Technology, Inc.[b]	222,084
24,900	Micron Technology, Inc.[a]	589,134
177,400	Microsoft Corporation	7,271,626
5,355	Motorola Solutions, Inc.	344,273
7,800	NetApp, Inc.	287,820
13,050	NVIDIA Corporation	233,725
81,337	Oracle Corporation	3,327,497
7,600	Paychex, Inc.	323,760
39,700	QUALCOMM, Inc.	3,130,742
4,450	Red Hat, Inc.[a]	235,761
13,150	Salesforce.com, Inc.[a]	750,734
5,300	SanDisk Corporation	430,307

Shares	Common Stock (98.3%)	Value
Information Technology (17.8%) - continued
7,700	Seagate Technology plc	$432,432
16,224	Symantec Corporation	323,993
9,600	TE Connectivity, Ltd.	578,016
3,750	Teradata Corporation[a]	184,463
25,500	Texas Instruments, Inc.	1,202,325
3,850	Total System Services, Inc.	117,079
3,000	VeriSign, Inc.[a,b]	161,730
4,950	Western Digital Corporation	454,509
12,880	Western Union Company	210,717
26,185	Xerox Corporation	295,890
6,250	Xilinx, Inc.	339,187
22,050	Yahoo!, Inc.[a]	791,595

	Total	70,932,235

Materials (3.4%)
4,950	Air Products and Chemicals, Inc.	589,248
1,600	Airgas, Inc.	170,416
25,314	Alcoa, Inc.	325,791
2,569	Allegheny Technologies, Inc.	96,800
2,300	Avery Dennison Corporation	116,541
3,350	Ball Corporation	183,613
2,400	Bemis Company, Inc.	94,176
1,300	CF Industries Holdings, Inc.	338,832
3,600	Cliffs Natural Resources, Inc.[b]	73,656
28,543	Dow Chemical Company	1,386,904
21,761	E.I. du Pont de Nemours and Company	1,460,163
3,600	Eastman Chemical Company	310,356
6,350	Ecolab, Inc.	685,737
3,150	FMC Corporation	241,164
24,342	Freeport-McMoRan Copper & Gold, Inc.	804,990
1,900	International Flavors & Fragrances, Inc.	181,773
10,321	International Paper Company	473,527
10,150	LyondellBasell Industries NV	902,741
4,081	MeadWestvaco Corporation	153,609
12,278	Monsanto Company	1,396,868
7,950	Mosaic Company	397,500
11,648	Newmont Mining Corporation	273,029
7,450	Nucor Corporation	376,523
3,900	Owens-Illinois, Inc.[a]	131,937
3,300	PPG Industries, Inc.	638,418
6,900	Praxair, Inc.	903,693
4,602	Sealed Air Corporation	151,268
2,800	Sigma-Aldrich Corporation	261,464
3,400	United States Steel Corporation[b]	93,874
3,050	Vulcan Materials Company	202,673

	Total	13,417,284

Telecommunications Services (2.4%)
122,289	AT&T, Inc.	4,288,675
13,625	CenturyLink, Inc.[b]	447,445
23,428	Frontier Communications Corporation[b]	133,539
97,296	Verizon Communications, Inc.	4,628,371
13,957	Windstream Corporation[b]	115,006

	Total	9,613,036

Utilities (3.1%)
15,450	AES Corporation	220,626
2,805	AGL Resources, Inc.	137,333
5,700	Ameren Corporation	234,840
11,410	American Electric Power Company, Inc.	578,031

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Utilities (3.1%) - continued
10,023	CenterPoint Energy, Inc.	$237,445
6,250	CMS Energy Corporation	183,000
6,850	Consolidated Edison, Inc.	367,502
13,644	Dominion Resources, Inc.	968,588
4,150	DTE Energy Company	308,303
16,552	Duke Energy Corporation	1,178,833
7,650	Edison International, Inc.	433,067
4,200	Entergy Corporation	280,770
20,124	Exelon Corporation	675,361
9,784	FirstEnergy Corporation	332,950
1,865	Integrys Energy Group, Inc.	111,247
10,200	NextEra Energy, Inc.	975,324
7,359	NiSource, Inc.	261,465
7,400	Northeast Utilities	336,700
7,600	NRG Energy, Inc.	241,680
4,850	ONEOK, Inc.	287,363
5,850	Pepco Holdings, Inc.	119,808
10,700	PG&E Corporation	462,240
2,600	Pinnacle West Capital Corporation	142,116
14,800	PPL Corporation	490,472
11,850	Public Service Enterprise Group, Inc.	451,959
3,300	SCANA Corporation	169,356
5,325	Sempra Energy	515,247
20,800	Southern Company	913,952
4,800	TECO Energy, Inc.	82,320
5,300	Wisconsin Energy Corporation	246,715
11,655	Xcel Energy, Inc.	353,846

	Total	12,298,459

	Total Common Stock (cost $237,331,736)	392,022,963

Shares	Collateral Held for Securities Loaned (0.7%)	Value
2,957,959	Thrivent Cash Management Trust	2,957,959

	Total Collateral Held for Securities Loaned (cost $2,957,959)	2,957,959

Shares or Principal Amount	Short-Term Investments (1.6%)[c]	Value
	Thrivent Cash Management Trust
6,278,921	0.050%	6,278,921

	Total Short-Term Investments (at amortized cost)	6,278,921

	Total Investments (cost $246,568,616) 100.6%	$401,259,843

	Other Assets and Liabilities, Net (0.6%)	(2,341,311)

	Total Net Assets 100.0%	$398,918,532

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$165,474,878
Gross unrealized depreciation	(10,783,651)

Net unrealized appreciation (depreciation)	$154,691,227

Cost for federal income tax purposes	$246,568,616

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	47,635,286	47,635,286	–	–
Consumer Staples	37,889,704	37,889,704	–	–
Energy	39,496,700	39,496,700	–	–
Financials	67,032,753	67,032,753	–	–
Health Care	51,938,125	51,938,125	–	–
Industrials	41,769,381	41,769,381	–	–
Information Technology	70,932,235	70,932,235	–	–
Materials	13,417,284	13,417,284	–	–
Telecommunications Services	9,613,036	9,613,036	–	–
Utilities	12,298,459	12,298,459	–	–
Collateral Held for Securities Loaned	2,957,959	2,957,959	–	–
Short-Term Investments	6,278,921	6,278,921	–	–

Total	$401,259,843	$401,259,843	$–	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	18,478	18,478	–	–

Total Asset Derivatives	$18,478	$18,478	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	67	June 2014	$6,227,932	$6,246,410	$18,478
Total Futures Contracts					$18,478

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$1,553,927	$4,192,213	$2,788,181	2,957,959	$2,957,959	$1,277
Cash Management Trust- Short Term Investment	6,939,002	4,308,540	4,968,621	6,278,921	6,278,921	759
Total Value and Income Earned	8,492,929				9,236,880	2,036

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

High Yield Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Communications Services (1.4%)
	Clear Channel Communications, Inc., Term Loan
$134,677	3.803%, 1/29/2016	$133,006
7,733,196	6.903%, 1/30/2019	7,568,092
2,487,127	7.653%, 7/30/2019	2,483,172
	IMG Worldwide, Inc., Term Loan
3,250,000	0.000%, 3/21/2022[b,c]	3,276,423

	Total	13,460,693

Consumer Cyclical (0.9%)
	Cengage Learning Aquisitions, Term Loan
5,420,000	0.000%, 3/31/2020[b,c]	5,476,476
	Mohegan Tribal Gaming Authority, Term Loan
2,703,225	5.500%, 11/19/2019	2,755,614

	Total	8,232,090

Consumer Non-Cyclical (1.4%)
	Albertsons, Inc., Term Loan
2,977,537	4.750%, 3/21/2019	2,994,897
	DJO Finance, LLC, Term Loan
3,266,498	4.750%, 9/15/2017	3,275,676
	HCA, Inc., Term Loan
4,705,898	2.984%, 5/1/2018	4,702,981
	McGraw-Hill Global Education, LLC, Term Loan
2,244,985	5.750%, 3/22/2019	2,259,016

	Total	13,232,570

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,650,000	6.500%, 2/28/2019	2,653,312

	Total	2,653,312

Technology (0.4%)
	First Data Corporation Extended, Term Loan
4,280,676	4.155%, 3/23/2018	4,287,825

	Total	4,287,825

	Total Bank Loans (cost $41,083,171)	41,866,490

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
2,274,855	5.746%, 5/25/2036	1,702,703
1,800,000	6.011%, 5/25/2036	1,313,343

	Total	3,016,046

Basic Materials (7.6%)
	APERAM
2,645,000	7.750%, 4/1/2018[d]	2,777,250
	Bluescope Steel, Ltd.
1,590,000	7.125%, 5/1/2018[d]	1,681,425
	CONSOL Energy, Inc.
2,770,000	8.250%, 4/1/2020	3,008,912
	First Quantum Minerals, Ltd.
3,535,000	6.750%, 2/15/2020[d]	3,579,188
3,535,000	7.000%, 2/15/2021[d]	3,596,863

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Basic Materials (7.6%) - continued
	FMG Resources Pty. Ltd.
$1,590,000	6.000%, 4/1/2017[d,e]	$1,673,475
2,165,000	6.875%, 2/1/2018[d,e]	2,281,369
5,550,000	8.250%, 11/1/2019[d,e]	6,105,000
	Graphic Packaging International, Inc.
1,600,000	7.875%, 10/1/2018	1,712,000
790,000	4.750%, 4/15/2021	790,987
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
6,410,000	8.875%, 2/1/2018	6,666,400
	INEOS Group Holdings SA
3,245,000	6.125%, 8/15/2018[d]	3,366,687
	Magnetation, LLC
2,640,000	11.000%, 5/15/2018[d]	2,950,200
	Midwest Vanadium, Pty. Ltd.
3,430,000	11.500%, 2/15/2018[f]	1,886,500
	NOVA Chemicals Corporation
5,500,000	8.625%, 11/1/2019	5,953,750
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,414,125
	Resolute Forest Products, Inc.
4,960,000	5.875%, 5/15/2023[d]	4,836,000
	Ryerson, Inc.
2,100,000	9.000%, 10/15/2017	2,265,375
	Sappi Papier Holding GmbH
2,645,000	8.375%, 6/15/2019[d]	2,935,950
	Tembec Industries, Inc.
3,180,000	11.250%, 12/15/2018	3,474,150
	Trinseo Materials Operating SCA
1,085,000	8.750%, 2/1/2019	1,165,019
	Westmoreland Coal Company
3,930,000	10.750%, 2/1/2018	4,293,525

	Total	71,414,150

Capital Goods (7.6%)
	Case New Holland, Inc.
2,550,000	7.875%, 12/1/2017	2,989,875
	Cemex Finance, LLC
3,795,000	9.375%, 10/12/2017[d]	4,454,381
270,000	6.000%, 4/1/2024[c,d]	270,675
	Cemex SAB de CV
3,780,000	4.989%, 10/15/2018[d,e,g]	3,997,350
	CNH Capital, LLC
2,150,000	3.625%, 4/15/2018	2,187,625
	CTP Transportation Products, LLC
1,910,000	8.250%, 12/15/2019[d]	2,058,025
	EnergySolutions, Inc.
2,650,000	10.750%, 8/15/2018	2,818,937
	Liberty Tire Recycling
2,130,000	11.000%, 10/1/2016[f]	2,076,750
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020	5,309,425
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[d]	2,851,200
	Nortek, Inc.
3,160,000	10.000%, 12/1/2018	3,468,100
3,640,000	8.500%, 4/15/2021	4,067,700
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	4,051,225
	Reynolds Group Issuer, Inc.
1,580,000	9.000%, 4/15/2019	1,690,600
2,160,000	9.875%, 8/15/2019	2,413,800
2,100,000	5.750%, 10/15/2020	2,199,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

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Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Capital Goods (7.6%) - continued
$2,630,000	8.250%, 2/15/2021[e]	$2,869,987
	RSC Equipment Rental, Inc.
3,120,000	8.250%, 2/1/2021	3,490,500
	Safeway Group Holding, LLC
3,175,000	7.000%, 5/15/2018[d]	3,381,375
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	4,069,250
	Tekni-Plex, Inc.
2,677,000	9.750%, 6/1/2019[d]	3,038,395
	United Rentals North America, Inc.
1,070,000	7.375%, 5/15/2020	1,181,013
1,625,000	6.125%, 6/15/2023	1,722,500
	UR Financing Escrow Corporation
4,250,000	7.625%, 4/15/2022	4,765,313

	Total	71,423,751

Communications Services (16.9%)
	Altice Financing SA
1,080,000	6.500%, 1/15/2022[d]	1,139,400
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[d]	1,197,000
540,000	8.125%, 1/15/2024[d]	581,850
	AMC Networks, Inc.
4,810,000	7.750%, 7/15/2021	5,423,275
	B Communications, Ltd.
2,710,000	7.375%, 2/15/2021[d]	2,845,500
	CCO Holdings, LLC
1,610,000	7.000%, 1/15/2019	1,702,575
800,000	7.375%, 6/1/2020	875,000
2,165,000	5.250%, 3/15/2021	2,181,238
2,165,000	5.250%, 9/30/2022	2,137,938
	CenturyLink, Inc.
710,000	5.625%, 4/1/2020	746,387
	Cequel Communications Escrow 1, LLC
3,500,000	6.375%, 9/15/2020[d]	3,657,500
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,343,750
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[d]	5,205,475
	Digicel, Ltd.
4,210,000	8.250%, 9/1/2017[d]	4,378,400
1,680,000	7.000%, 2/15/2020[d]	1,747,200
3,220,000	6.000%, 4/15/2021[d]	3,292,450
	DISH DBS Corporation
2,645,000	5.125%, 5/1/2020	2,757,413
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020[f]	5,074,725
	Frontier Communications Corporation
3,190,000	8.250%, 4/15/2017	3,712,362
	Gray Television, Inc.
2,710,000	7.500%, 10/1/2020	2,940,350
	Hughes Satellite Systems Corporation
4,850,000	6.500%, 6/15/2019	5,322,875
	Intelsat Jackson Holdings SA
7,470,000	7.250%, 10/15/2020	8,104,950
1,580,000	6.625%, 12/15/2022	1,643,200
	Level 3 Financing, Inc.
4,230,000	8.625%, 7/15/2020	4,742,887
1,620,000	6.125%, 1/15/2021[d]	1,709,100

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Communications Services (16.9%) - continued
	McGraw-Hill Global Education Holdings, LLC
$5,295,000	9.750%, 4/1/2021[d]	$6,009,825
	MDC Partners, Inc.
3,730,000	6.750%, 4/1/2020[d]	3,925,825
	Satmex Escrow SA de CV
5,230,000	9.500%, 5/15/2017	5,543,800
	Sprint Communications, Inc.
8,180,000	9.000%, 11/15/2018[d]	10,000,050
2,870,000	7.000%, 3/1/2020[d]	3,307,675
4,000,000	6.000%, 11/15/2022	4,075,000
	Sprint Corporation
3,460,000	7.125%, 6/15/2024[d]	3,633,000
	T-Mobile USA, Inc.
3,790,000	6.542%, 4/28/2020	4,078,988
985,000	6.633%, 4/28/2021	1,058,875
1,080,000	6.125%, 1/15/2022	1,131,300
810,000	6.731%, 4/28/2022	867,713
1,080,000	6.500%, 1/15/2024	1,131,300
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[d]	5,202,000
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[d]	3,001,256
	UPC Holding BV
4,500,000	9.875%, 4/15/2018[d]	4,741,875
	UPCB Finance V, Ltd.
1,600,000	7.250%, 11/15/2021[d]	1,764,000
	Verizon Communications, Inc.
1,560,000	5.150%, 9/15/2023	1,707,138
	Virgin Media Finance plc
1,196,000	8.375%, 10/15/2019	1,282,710
	WideOpenWest Finance, LLC
1,080,000	10.250%, 7/15/2019[c,d]	1,225,800
5,120,000	10.250%, 7/15/2019	5,811,200
	Wind Acquisition Finance SA
4,760,000	11.750%, 7/15/2017[d]	5,015,850
	Windstream Corporation
2,170,000	7.750%, 10/1/2021	2,332,750
	Zayo Group, LLC
3,425,000	8.125%, 1/1/2020	3,758,937

	Total	159,069,667

Consumer Cyclical (14.3%)
	Algeco Scotsman Global Finance plc
3,680,000	8.500%, 10/15/2018[d]	4,020,400
	AMC Entertainment, Inc.
2,710,000	5.875%, 2/15/2022[d]	2,757,425
	Beazer Homes USA, Inc.
1,050,000	9.125%, 6/15/2018	1,110,375
3,530,000	9.125%, 5/15/2019	3,803,575
	Best Buy Company, Inc.
2,640,000	5.000%, 8/1/2018	2,735,700
	Brand Energy & Infrastructure Services, Inc.
2,170,000	8.500%, 12/1/2021[d]	2,300,200
	Brookfield Residential Properties, Inc.
2,630,000	6.500%, 12/15/2020 [d]	2,800,950
2,110,000	6.125%, 7/1/2022 [d]	2,178,575
	Choice Hotels International, Inc.
6,750,000	5.750%, 7/1/2022	7,155,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

High Yield Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Consumer Cyclical (14.3%) - continued
	Chrysler Group, LLC
$2,770,000	8.000%, 6/15/2019	$3,033,150
2,100,000	8.250%, 6/15/2021	2,375,625
	Churchill Downs, Inc.
2,170,000	5.375%, 12/15/2021[d]	2,213,400
	Cinemark USA, Inc.
5,475,000	4.875%, 6/1/2023	5,262,844
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023	2,073,075
	Eldorado Resorts, LLC
6,015,000	8.625%, 6/15/2019[f]	6,436,050
	General Motors Financial Company, Inc.
2,900,000	4.750%, 8/15/2017	3,099,375
1,720,000	3.250%, 5/15/2018	1,735,050
1,310,000	6.750%, 6/1/2018	1,493,400
	GLP Capital, LP
3,245,000	5.375%, 11/1/2023[d]	3,334,237
	Hilton Worldwide Finance, LLC
3,350,000	5.625%, 10/15/2021[d]	3,500,750
	Jaguar Land Rover Automotive plc
2,490,000	4.125%, 12/15/2018[d]	2,549,138
1,050,000	5.625%, 2/1/2023[d]	1,094,625
	KB Home
1,070,000	7.250%, 6/15/2018	1,203,750
1,087,000	4.750%, 5/15/2019	1,095,153
2,000,000	8.000%, 3/15/2020[e]	2,270,000
1,580,000	7.500%, 9/15/2022	1,730,100
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,764,287
1,860,000	5.625%, 2/15/2022	1,964,625
	Lear Corporation
1,540,000	8.125%, 3/15/2020	1,682,450
1,110,000	4.750%, 1/15/2023[d]	1,082,250
	LKQ Corporation
2,910,000	4.750%, 5/15/2023[d]	2,757,225
	Mariposa Borrower, Inc.
3,240,000	8.000%, 10/15/2021[d]	3,559,950
2,160,000	8.750%, 10/15/2021[d,e]	2,386,800
	MGM Resorts International
6,000,000	5.250%, 3/31/2020	6,180,000
	Mohegan Tribal Gaming Authority
4,820,000	9.750%, 9/1/2021[e]	5,374,300
	New Cotai, LLC
3,914,950	10.625%, 5/1/2019[f]	4,306,445
	Rite Aid Corporation
3,165,000	6.750%, 6/15/2021[e]	3,426,112
	Seminole Indian Tribe of Florida
4,290,000	7.804%, 10/1/2020[f]	4,761,900
	Seven Seas Cruises S de RL, LLC
5,270,000	9.125%, 5/15/2019[d]	5,797,000
	Studio City Finance, Ltd.
5,240,000	8.500%, 12/1/2020[d]	5,842,600
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015[f]	4,114,125
	West Corporation
4,150,000	8.625%, 10/1/2018	4,450,875
	WMG Acquisition Corporation
2,435,000	6.750%, 4/15/2022[c,d]	2,450,219

	Total	135,263,085

Consumer Non-Cyclical (9.6%)
	B&G Foods, Inc.
3,700,000	4.625%, 6/1/2021	3,658,375

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Consumer Non-Cyclical (9.6%) - continued
	Biomet, Inc.
$3,105,000	6.500%, 8/1/2020	$3,344,085
2,115,000	6.500%, 10/1/2020	2,247,188
	Emergency Medical Services Corporation
3,166,000	8.125%, 6/1/2019	3,383,662
	Fresenius Medical Care US Finance, Inc.
2,660,000	6.500%, 9/15/2018[d]	2,979,200
2,150,000	5.750%, 2/15/2021[d]	2,287,063
	Grifols Worldwide Operations, Ltd.
2,710,000	5.250%, 4/1/2022[d]	2,770,975
	HCA, Inc.
650,000	3.750%, 3/15/2019	652,438
2,645,000	6.500%, 2/15/2020	2,962,400
4,810,000	5.875%, 3/15/2022	5,182,775
3,360,000	4.750%, 5/1/2023	3,322,200
	Healthcare Technology Intermediate, Inc.
3,220,000	7.375%, 9/1/2018[d]	3,284,400
	JBS Finance II, Ltd.
4,550,000	8.250%, 1/29/2018[f]	4,868,500
	JBS USA, LLC
2,900,000	7.250%, 6/1/2021[d]	3,081,250
	Libbey Glass, Inc.
3,321,000	6.875%, 5/15/2020	3,628,192
	Michael Foods Holding, Inc.
2,507,000	8.500%, 7/15/2018[d]	2,619,815
	MPH Acquisition Holdings, LLC
1,080,000	6.625%, 4/1/2022[d]	1,108,350
	Prestige Brands, Inc.
1,080,000	5.375%, 12/15/2021[d]	1,105,650
	Revlon Consumer Products Corporation
4,760,000	5.750%, 2/15/2021	4,783,800
	Spectrum Brands Escrow Corporation
2,220,000	6.375%, 11/15/2020	2,403,150
2,030,000	6.625%, 11/15/2022	2,210,163
	Teleflex, Inc.
4,210,000	6.875%, 6/1/2019	4,488,912
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020[d]	3,477,500
4,335,000	8.125%, 4/1/2022	4,844,363
	TreeHouse Foods, Inc.
2,165,000	4.875%, 3/15/2022	2,178,531
	Valeant Pharmaceuticals International
2,600,000	7.250%, 7/15/2022[d]	2,873,000
	Valeant Pharmaceuticals International, Inc.
520,000	5.625%, 12/1/2021[d]	546,000
	Visant Corporation
3,790,000	10.000%, 10/1/2017	3,775,787
	VPII Escrow Corporation
1,850,000	7.500%, 7/15/2021[d]	2,081,250
	Warner Chilcott Company, LLC
4,565,000	7.750%, 9/15/2018	4,873,137

	Total	91,022,111

Energy (12.1%)
	Bonanza Creek Energy, Inc.
5,085,000	6.750%, 4/15/2021	5,428,238

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

High Yield Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Energy (12.1%) - continued
	Calumet Specialty Products Partners, LP
$4,060,000	6.500%, 4/15/2021[d]	$4,090,450
	Chaparral Energy, Inc.
4,150,000	7.625%, 11/15/2022	4,492,375
	Concho Resources, Inc.
4,740,000	6.500%, 1/15/2022	5,166,600
	Diamondback Energy, Inc.
3,490,000	7.625%, 10/1/2021[d]	3,769,200
	Energy XXI Gulf Coast, Inc.
3,800,000	7.750%, 6/15/2019	4,075,500
	Exterran Partners, LP
3,780,000	6.000%, 4/1/2021	3,761,100
	Harvest Operations Corporation
3,250,000	6.875%, 10/1/2017	3,510,000
	Hornbeck Offshore Services, Inc.
1,590,000	5.000%, 3/1/2021	1,562,175
	Jones Energy Holdings, LLC
1,080,000	6.750%, 4/1/2022[d]	1,100,250
	Kodiak Oil & Gas Corporation
3,180,000	5.500%, 1/15/2021[e]	3,263,475
1,580,000	5.500%, 2/1/2022	1,617,525
	Laredo Petroleum, Inc.
4,330,000	5.625%, 1/15/2022[d]	4,384,125
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,900,937
2,195,000	7.750%, 2/1/2021	2,359,625
	Markwest Energy Partners, LP
1,729,000	6.250%, 6/15/2022	1,867,320
	MEG Energy Corporation
1,055,000	6.500%, 3/15/2021[d]	1,110,387
3,160,000	6.375%, 1/30/2023[d]	3,270,600
1,800,000	7.000%, 3/31/2024[d]	1,903,500
	Memorial Production Partners, LP
3,170,000	7.625%, 5/1/2021	3,344,350
	Northern Oil and Gas, Inc.
3,965,000	8.000%, 6/1/2020	4,212,813
	Northern Tier Energy, LLC
3,020,000	7.125%, 11/15/2020	3,231,400
	Oasis Petroleum, Inc.
2,670,000	7.250%, 2/1/2019	2,856,900
1,590,000	6.500%, 11/1/2021	1,709,250
2,000,000	6.875%, 3/15/2022[d]	2,165,000
	Offshore Group Investment, Ltd.
4,230,000	7.125%, 4/1/2023	4,304,025
	Pacific Drilling V, Ltd.
3,538,000	7.250%, 12/1/2017[d]	3,821,040
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,621,500
1,060,000	6.500%, 12/15/2021	1,134,200
	Range Resources Corporation
4,240,000	5.000%, 3/15/2023	4,293,000
	SESI, LLC
1,700,000	6.375%, 5/1/2019	1,810,500
3,200,000	7.125%, 12/15/2021	3,568,000
	United Refining Company
3,062,000	10.500%, 2/28/2018	3,398,820
	Western Refining, Inc.
1,060,000	6.250%, 4/1/2021	1,097,100
	Westmoreland Escrow Corporation
1,350,000	10.750%, 2/1/2018[d]	1,474,875

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Energy (12.1%) - continued
	Whiting Petroleum Corporation
$10,000,000	5.750%, 3/15/2021	$10,750,000

	Total	114,426,155

Financials (8.0%)
	Abengoa Finance SAU
3,250,000	7.750%, 2/1/2020[d]	3,510,000
	Ally Financial, Inc.
5,590,000	7.500%, 9/15/2020	6,645,113
	Aviv Healthcare Properties, LP
5,270,000	7.750%, 2/15/2019	5,691,600
1,700,000	6.000%, 10/15/2021	1,763,750
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 12/31/2049[d,h]	1,413,125
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 12/29/2049[e,h]	1,577,075
	CIT Group, Inc.
3,795,000	3.875%, 2/19/2019	3,836,525
	Citigroup, Inc.
1,500,000	5.350%, 5/29/2049 [h]	1,391,250
	CyrusOne, LP
4,540,000	6.375%, 11/15/2022	4,789,700
	DDR Corporation
780,000	4.625%, 7/15/2022	817,332
	Denali Borrower, LLC
6,680,000	5.625%, 10/15/2020[d,e]	6,796,900
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,962,018
	Icahn Enterprises, LP
5,500,000	4.875%, 3/15/2019[d]	5,596,250
8,235,000	6.000%, 8/1/2020[d]	8,729,100
3,240,000	5.875%, 2/1/2022[d]	3,288,600
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,477,812
1,600,000	8.875%, 9/1/2017	1,904,000
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020[f]	2,782,500
	Lloyds Banking Group plc
1,080,000	6.657%, 1/29/2049[d,h]	1,085,400
	Royal Bank of Scotland Group plc
2,115,000	7.640%, 3/29/2049[h]	2,146,725
	Speedy Cash Intermediate Holdings Corporation
2,170,000	10.750%, 5/15/2018[d]	2,235,100
	TMX Finance, LLC
1,585,000	8.500%, 9/15/2018[d]	1,735,575
	XL Group plc
1,500,000	6.500%, 12/31/2049[h]	1,475,625

	Total	75,651,075

Foreign Government (0.3%)
	Eksportfinans ASA
2,670,000	2.375%, 5/25/2016	2,643,300

	Total	2,643,300

Technology (4.8%)
	Alliance Data Systems Corporation
4,190,000	5.250%, 12/1/2017[d]	4,389,025
3,340,000	6.375%, 4/1/2020[d]	3,557,100
	Amkor Technology, Inc.
3,130,000	6.625%, 6/1/2021[e]	3,341,275

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

High Yield Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Technology (4.8%) - continued
	BMC Software Finance, Inc.
$1,625,000	8.125%, 7/15/2021[d]	$1,710,313
	Brocade Communications Systems, Inc.
3,790,000	4.625%, 1/15/2023[d]	3,619,450
	First Data Corporation
500,000	7.375%, 6/15/2019[d]	537,500
1,850,000	12.625%, 1/15/2021	2,201,500
3,250,000	11.750%, 8/15/2021	3,412,500
	Flextronics International, Ltd.
3,000,000	4.625%, 2/15/2020	3,026,250
	Freescale Semiconductor, Inc.
2,110,000	8.050%, 2/1/2020	2,318,362
2,400,000	10.750%, 8/1/2020	2,784,000
	Infor US, Inc.
3,090,000	9.375%, 4/1/2019	3,480,112
	Micron Technology, Inc.
1,625,000	5.875%, 2/15/2022[d]	1,702,188
	NXP BV/NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[d]	3,900,750
	Sensata Technologies BV
2,100,000	6.500%, 5/15/2019[d]	2,249,625
2,650,000	4.875%, 10/15/2023[d]	2,603,625

	Total	44,833,575

Transportation (4.4%)
	American Airlines Pass Through Trust
4,117,024	5.600%, 7/15/2020[d]	4,240,535
	Avis Budget Car Rental, LLC
5,330,000	8.250%, 1/15/2019	5,716,425
3,550,000	5.500%, 4/1/2023	3,576,625
	Continental Airlines, Inc.
3,000,000	6.750%, 9/15/2015[d]	3,060,000
1,560,000	6.125%, 4/29/2018	1,638,000
	Delta Air Lines Pass Through Trust
2,785,829	6.875%, 5/7/2019[d,e]	3,043,518
	Eletson Holdings, Inc.
2,170,000	9.625%, 1/15/2022[d]	2,289,350
	HDTFS, Inc.
790,000	6.250%, 10/15/2022 [e]	845,300
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	2,210,175
	Navios Maritime Holdings, Inc.
2,220,000	8.125%, 2/15/2019[e]	2,242,200
1,895,000	8.125%, 11/15/2021[d]	1,975,537
	Navios South American Logistics, Inc.
2,420,000	9.250%, 4/15/2019	2,589,400
	Ultrapetrol Bahamas, Ltd.
3,720,000	8.875%, 6/15/2021	4,068,750
	United Airlines Pass Through Trust
1,560,000	5.375%, 8/15/2021[e]	1,620,450
	US Airways Group, Inc.
2,600,000	6.125%, 6/1/2018	2,733,250

	Total	41,849,515

Utilities (4.1%)
	Access Midstream Partners, LP
1,420,000	4.875%, 5/15/2023	1,430,650
	AES Corporation
2,900,000	7.375%, 7/1/2021	3,306,000
	Atlas Pipeline Partners, LP
4,230,000	4.750%, 11/15/2021	4,018,500

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Utilities (4.1%) - continued
	Chesapeake Midstream Partners, LP
$930,000	6.125%, 7/15/2022	$1,000,913
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,840,500
1,850,000	6.375%, 10/1/2022	1,965,625
	Crestwood Midstream Partners, LP
2,435,000	6.125%, 3/1/2022[d]	2,544,575
	Electricite de France
2,500,000	5.250%, 12/29/2049[d,h]	2,503,750
	Energy Future Intermediate Holding Company, LLC
2,640,000	12.250%, 3/1/2022[d,e]	3,115,200
	Holly Energy Partners, LP
930,000	6.500%, 3/1/2020	988,125
	NRG Energy, Inc.
4,900,000	6.625%, 3/15/2023	5,083,750
	Regency Energy Partners, LP
3,670,000	6.875%, 12/1/2018	3,903,962
840,000	5.500%, 4/15/2023	846,300
	Targa Resources Partners, LP
4,720,000	5.250%, 5/1/2023	4,672,800

	Total	38,220,650

	Total Long-Term Fixed Income (cost $804,253,490)	848,833,080

Shares	Preferred Stock (0.8%)	Value

Financials (0.8%)
43,350	CHS, Inc., 7.100%[h,i]	1,160,479
48,000	Discover Financial Services, 6.500%[h]	1,177,440
51,821	Goldman Sachs Group, Inc., 5.500%[h]	1,235,413
18,720	PNC Financial Services Group, Inc., 6.125%[h]	500,011
52,872	Ventas Realty, LP, 5.450%	1,221,343
1,560	Wells Fargo & Company, Convertible, 7.500%[h]	1,829,880

	Total	7,124,566

	Total Preferred Stock (cost $7,534,085)	7,124,566

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
237	Lear Corporation Warrants, $0.01, expires 11/9/2014[i]	38,517
121,520	TVMAX Holdings, Inc.[i,j]	12

	Total	38,529

Financials (<0.1%)
10	New Cotai, LLC[i,j]	387,447

	Total	387,447

	Total Common Stock (cost $6,604,199)	425,976

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

High Yield Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Collateral Held for Securities Loaned (4.9%)	Value
45,800,016	Thrivent Cash Management Trust	$45,800,016

	Total Collateral Held for Securities Loaned (cost $45,800,016)	45,800,016

Shares or Principal Amount	Short-Term Investments (4.7%)[k]	Value
	Federal Home Loan Bank Discount Notes
600,000	0.090%, 8/20/2014[l]	599,789
44,038,596	Thrivent Cash Management Trust 0.050%	44,038,596

	Total Short-Term Investments (at amortized cost)	44,638,385

	Total Investments (cost $949,913,346) 104.8%	$988,688,513

	Other Assets and Liabilities, Net (4.8%)	(45,552,082)

	Total Net Assets 100.0%	$943,136,431

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $316,777,554 or 33.6% of total net assets.

e	All or a portion of the security is on loan.

f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of March 31, 2014.

	Acquisition
Security	Date	Cost
Eileme 2 AB, 1/31/2020	7/31/2013	$4,179,060
Eldorado Resorts, LLC, 6/15/2019	5/19/2011	6,019,088
JBS Finance II, Ltd., 1/29/2018	7/22/2010	4,487,847
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,650,000
Liberty Tire Recycling, 10/1/2016	9/23/2010	2,107,188
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	3,245,874
New Cotai, LLC, 5/1/2019	4/12/2013	3,668,407
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	4,005,773
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	4,760,693

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	Security is fair valued.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At March 31, 2014, $499,824 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$49,369,037
Gross unrealized depreciation	(10,593,870)

Net unrealized appreciation (depreciation)	$38,775,167

Cost for federal income tax purposes	$949,913,346

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

High Yield Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	13,460,693	–	13,460,693	–
Consumer Cyclical	8,232,090	–	8,232,090	–
Consumer Non-Cyclical	13,232,570	–	13,232,570	–
Financials	2,653,312	–	2,653,312	–
Technology	4,287,825	–	4,287,825	–
Long-Term Fixed Income
Asset-Backed Securities	3,016,046	–	3,016,046	–
Basic Materials	71,414,150	–	71,414,150	–
Capital Goods	71,423,751	–	71,423,751	–
Communications Services	159,069,667	–	159,069,667	–
Consumer Cyclical	135,263,085	–	135,263,085	–
Consumer Non-Cyclical	91,022,111	–	91,022,111	–
Energy	114,426,155	–	114,426,155	–
Financials	75,651,075	–	75,651,075	–
Foreign Government	2,643,300	–	2,643,300	–
Technology	44,833,575	–	44,833,575	–
Transportation	41,849,515	–	41,849,515	–
Utilities	38,220,650	–	38,220,650	–
Preferred Stock
Financials	7,124,566	7,124,566	–	–
Common Stock
Consumer Discretionary	38,529	38,517	–	12
Financials	387,447	–	–	387,447
Collateral Held for Securities Loaned	45,800,016	45,800,016	–	–
Short-Term Investments	44,638,385	44,038,596	599,789	–

Total	$988,688,513	$97,001,695	$891,299,359	$387,459

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	57,001	57,001	–	–

Total Liability Derivatives	$57,001	$57,001	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	(100)	June 2014	($9,265,999)	($9,323,000)	($57,001)
Total Futures Contracts					($57,001)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

	Value					Income Earned
	December 31,	Gross	Gross	Shares Held at	Value	January 1, 2014 -
Portfolio	2013	Purchases	Sales	March 31, 2014	March 31, 2014	March 31, 2014
Cash Management Trust-Collateral Investment	$50,419,210	$56,738,481	$61,357,675	45,800,016	$45,800,016	$35,396
Cash Management Trust-Short Term Investment	14,622,201	84,620,768	55,204,373	44,038,596	44,038,596	4,068
Total Value and Income Earned	65,041,411				89,838,612	39,464

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

. Principal Amount	Bank Loans (4.8%)[a]	Value
Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$1,625,333	4.250%, 6/30/2019	$1,637,051
	Ineos Group Holdings, Ltd., Term Loan
1,560,685	3.750%, 5/4/2018	1,550,369

	Total	3,187,420

Capital Goods (0.1%)
	Berry Plastics Group, Inc., Term Loan
1,584,000	3.500%, 2/8/2020	1,576,080

	Total	1,576,080

Communications Services (1.3%)
	Charter Communications Operating, LLC, Term Loan
952,800	3.000%, 12/31/2020	943,701
	Clear Channel Communications, Inc., Term Loan
20,810	3.803%, 1/29/2016	20,551
1,194,893	6.903%, 1/30/2019	1,169,382
384,298	7.653%, 7/30/2019	383,687
	Cumulus Media Holdings, Inc., Term Loan
1,460,805	4.250%, 12/23/2020	1,466,283
	Hargray Communications Group, Inc., Term Loan
1,568,150	4.750%, 6/26/2019	1,583,831
	Level 3 Communications, Inc., Term Loan
1,600,000	4.000%, 1/15/2020	1,602,000
	TNS, Inc., Term Loan
1,520,555	5.000%, 2/14/2020	1,526,896
	Univision Communications, Inc., Term Loan
1,646,699	4.000%, 3/1/2020	1,648,527
	Virgin Media Investment Holdings, Ltd., Term Loan
1,600,000	3.500%, 6/8/2020	1,595,728
	Visant Corporation, Term Loan
1,252,653	5.250%, 12/22/2016	1,241,430
	WideOpenWest Finance, LLC, Term Loan
1,584,000	4.750%, 4/1/2019	1,584,491
	Yankee Cable Acquisition, LLC, Term Loan
1,558,451	4.500%, 3/1/2020	1,568,970
	Zayo Group, LLC, Term Loan
1,579,908	4.000%, 7/2/2019	1,580,303

	Total	17,915,780

Consumer Cyclical (0.8%)
	Bally Technologies, Inc., Term Loan
815,900	4.250%, 11/25/2020	818,960
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,405,233	4.250%, 2/23/2017	1,410,503
	Caesars Entertainment Resot Properties, LLC, Term Loan
1,905,225	7.000%, 10/11/2020	1,928,354

Principal Amount	Bank Loans (4.8%)[a]	Value
Consumer Cyclical (0.8%) - continued
	Cenveo Corporation, Term Loan
$722,022	6.250%, 2/13/2017	$731,047
	Chrysler Group, LLC, Term Loan
1,564,235	3.500%, 5/24/2017	1,563,265
	MGM Resorts International, Term Loan
948,000	3.500%, 12/20/2019	945,336
	NEP/NCP Holdco, Inc., Term Loan
1,584,000	3.738%, 1/22/2020	1,587,295
	ROC Finance, LLC, Term Loan
1,592,000	5.000%, 6/20/2019	1,554,190
	Toys R Us, Inc., Term Loan
1,534,474	5.250%, 5/25/2018	1,277,450

	Total	11,816,400

Consumer Non-Cyclical (0.7%)
	Albertsons, Inc., Term Loan
1,717,370	4.750%, 3/21/2019	1,727,382
	Biomet, Inc., Term Loan
1,637,625	3.662%, 7/25/2017	1,638,722
	CHS/Community Health Systems, Inc., Term Loan
435,431	3.469%, 1/25/2017	438,070
1,160,569	4.250%, 1/27/2021	1,169,494
	McGraw-Hill Global Education, LLC, Term Loan
677,731	5.750%, 3/22/2019	681,967
	McJunkin Red Man Corporation, Term Loan
636,800	4.750%, 11/8/2019	644,098
	Michael Foods, Inc., Term Loan
1,226,175	4.250%, 2/25/2018	1,228,861
	Roundy’s Supermarkets, Inc., Term Loan
1,348,896	5.750%, 3/3/2021	1,349,462
	Van Wagner Communications, LLC, Term Loan
985,000	6.272%, 8/3/2018	995,155

	Total	9,873,211

Energy (0.3%)
	Arch Coal, Inc., Term Loan
1,576,937	6.250%, 5/16/2018	1,552,841
	Chesapeake Energy Corporation, Term Loan
1,930,000	5.750%, 12/2/2017	1,971,823
	Offshore Group Investment, Ltd., Term Loan
792,000	5.750%, 3/28/2019	799,429

	Total	4,324,093

Financials (0.2%)
	Intelsat Jackson Holdings SA, Term Loan
1,789,713	3.750%, 6/30/2019	1,792,505
	WaveDivision Holdings, LLC, Term Loan
1,580,000	4.000%, 10/12/2019	1,579,495

	Total	3,372,000

Technology (0.5%)
	BMC Software, Inc., Term Loan
1,586,025	5.000%, 9/10/2020	1,587,722

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.8%)[a]	Value
Technology (0.5%) - continued
	First Data Corporation Extended, Term Loan
$1,600,000	4.155%, 3/23/2018	$1,602,672
	Freescale Semiconductor, Inc., Term Loan
1,584,877	4.250%, 2/28/2020	1,590,314
	Infor US, Inc., Term Loan
1,133,915	3.750%, 6/3/2020	1,129,663
	SunGard Data Systems, Inc., Term Loan
435,845	4.000%, 3/8/2020	436,935
	Syniverse Holdings, Inc., Term Loan
614,289	4.000%, 4/23/2019	613,263

	Total	6,960,569

Transportation (0.3%)
	American Airlines, Inc., Term Loan
1,568,150	3.750%, 6/27/2019	1,572,353
	Delta Air Lines, Inc., Term Loan
2,405,479	3.500%, 4/20/2017	2,407,186

	Total	3,979,539

Utilities (0.4%)
	ADS Waste Holdings, Inc., Term Loan
1,580,000	3.750%, 10/9/2019	1,575,829
	Calpine Corporation, Term Loan
1,271,959	4.000%, 4/1/2018	1,274,783
1,280,500	4.000%, 10/9/2019	1,282,907
	NGPL PipeCo, LLC, Term Loan
1,483,702	6.750%, 9/15/2017	1,445,867

	Total	5,579,386

	Total Bank Loans (cost $68,450,795)	68,584,478

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Asset-Backed Securities (0.9%)
	GMAC Mortgage Corporation Loan Trust
3,397,737	0.334%, 8/25/2035[b,c]	2,773,280
3,997,187	0.334%, 12/25/2036[b,c]	3,428,959
	IndyMac Seconds Asset-Backed Trust
607,339	0.494%, 10/25/2036[b,c]	264,853
	Renaissance Home Equity Loan Trust
2,599,834	5.746%, 5/25/2036	1,945,947
2,000,000	6.011%, 5/25/2036	1,459,270
	Vericrest Opportunity Loan Transferee
3,244,573	3.625%, 10/27/2053[d]	3,251,982

	Total	13,124,291

Basic Materials (4.6%)
	ArcelorMittal
2,000,000	6.125%, 6/1/2018	2,192,500
2,750,000	5.750%, 8/5/2020[e]	2,921,875
	Barrick Gold Corporation
1,920,000	3.850%, 4/1/2022	1,833,940

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Basic Materials (4.6%) - continued
	Cliffs Natural Resources, Inc.
$2,530,000	4.875%, 4/1/2021	$2,464,314
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,718,448
	First Quantum Minerals, Ltd.
1,084,000	6.750%, 2/15/2020[d]	1,097,550
1,084,000	7.000%, 2/15/2021[d]	1,102,970
	Freeport-McMoRan Copper & Gold, Inc.
4,475,000	3.100%, 3/15/2020	4,353,369
3,175,000	3.875%, 3/15/2023	3,035,849
	Georgia-Pacific, LLC
2,190,000	5.400%, 11/1/2020[d]	2,455,546
1,900,000	3.734%, 7/15/2023[d]	1,886,603
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[d]	3,037,170
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,900,000	8.875%, 2/1/2018	1,976,000
	International Paper Company
1,250,000	7.300%, 11/15/2039	1,630,735
	Kinross Gold Corporation
1,280,000	5.950%, 3/15/2024[d]	1,282,339
	LYB International Finance BV
2,555,000	4.000%, 7/15/2023	2,605,699
1,280,000	4.875%, 3/15/2044	1,277,690
	LyondellBasell Industries NV
3,170,000	6.000%, 11/15/2021	3,713,186
	Mosaic Company
2,145,000	4.250%, 11/15/2023	2,200,418
1,590,000	5.450%, 11/15/2033	1,719,027
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	3,860,509
	Teck Resources, Ltd.
3,870,000	3.750%, 2/1/2023[e]	3,637,537
	Trinseo Materials Operating SCA
1,910,000	8.750%, 2/1/2019	2,050,862
	Vale Overseas, Ltd.
1,900,000	4.625%, 9/15/2020	1,974,389
	Vale SA
1,930,000	5.625%, 9/11/2042	1,805,349
	Weyerhaeuser Company
1,265,000	4.625%, 9/15/2023	1,319,153
2,570,000	7.375%, 3/15/2032	3,303,332
	Xstrata Finance Canada, Ltd.
2,560,000	4.250%, 10/25/2022[d]	2,496,338
	Yara International ASA
50,000	7.875%, 6/11/2019[d]	60,740

	Total	66,013,437

Capital Goods (2.2%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[d]	4,165,269
	Case New Holland, Inc.
1,635,000	7.875%, 12/1/2017	1,917,038
	CNH Capital, LLC
450,000	6.250%, 11/1/2016	493,313
	Eaton Corporation
5,135,000	2.750%, 11/2/2022	4,860,960
	Masco Corporation
1,625,000	5.950%, 3/15/2022	1,763,125
	Republic Services, Inc.
630,000	5.500%, 9/15/2019	714,341
1,600,000	5.000%, 3/1/2020	1,767,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Capital Goods (2.2%) - continued
$2,200,000	5.250%, 11/15/2021	$2,459,367
3,170,000	3.550%, 6/1/2022	3,175,608
	Reynolds Group Issuer, Inc.
1,940,000	9.875%, 8/15/2019	2,167,950
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,624,305
2,360,000	5.600%, 12/1/2017	2,611,833
1,280,000	4.300%, 3/1/2024	1,303,827
	United Rentals North America, Inc.
1,300,000	5.750%, 7/15/2018	1,391,000
320,000	6.125%, 6/15/2023	339,200

	Total	31,754,549

Collateralized Mortgage Obligations (1.2%)
	CitiMortgage Alternative Loan Trust
2,379,720	5.750%, 4/25/2037	2,053,581
	Countrywide Alternative Loan Trust
3,070,804	6.000%, 1/25/2037	2,715,979
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
2,423,527	0.899%, 4/25/2047[c]	2,089,752
	HomeBanc Mortgage Trust
2,474,613	2.583%, 4/25/2037	1,762,996
	Vericrest Opportunity Loan Transferee
3,228,548	3.625%, 11/25/2053[f]	3,234,956
	Wachovia Mortgage Loan Trust, LLC
2,623,934	2.790%, 5/20/2036	2,261,779
	WaMu Mortgage Pass Through Certificates
677,974	0.444%, 10/25/2045[c]	623,192
	Washington Mutual Alternative Mortgage Pass Through Certificates
4,525,310	0.879%, 2/25/2047[c]	3,046,547

	Total	17,788,782

Commercial Mortgage-Backed Securities (0.9%)
	Bear Stearns Commercial Mortgage Securities, Inc.
3,410,713	5.331%, 2/11/2044	3,700,248
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	2,079,381
	Commercial Mortgage Pass-Through Certificates
484,723	0.285%, 12/15/2020[c,d]	482,484
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,497,383
	Credit Suisse Mortgage Capital Certificates
2,764,938	0.325%, 10/15/2021[c,d]	2,753,353

	Total	12,512,849

Communications Services (10.1%)
	America Movil SAB de CV
4,100,000	1.234%, 9/12/2016[c]	4,145,707
2,520,000	5.000%, 3/30/2020	2,760,995

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Communications Services (10.1%) - continued
$1,910,000	3.125%, 7/16/2022	$1,822,377
	American Tower Corporation
3,900,000	4.500%, 1/15/2018	4,205,904
	AT&T, Inc.
3,190,000	2.375%, 11/27/2018	3,205,851
3,170,000	3.000%, 2/15/2022	3,077,832
3,820,000	3.900%, 3/11/2024[e]	3,809,193
1,910,000	4.300%, 12/15/2042	1,692,409
	CC Holdings GS V, LLC
1,280,000	3.849%, 4/15/2023	1,245,147
	CenturyLink, Inc.
1,920,000	5.625%, 4/1/2020	2,018,400
2,700,000	5.800%, 3/15/2022	2,760,750
	Clear Channel Worldwide Holdings, Inc.
1,930,000	6.500%, 11/15/2022	2,062,687
	Comcast Corporation
2,700,000	6.400%, 5/15/2038	3,319,304
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[d]	2,418,168
	Crown Castle Towers, LLC
5,050,000	4.174%, 8/15/2017[d]	5,343,021
	DIRECTV Holdings, LLC
5,775,000	5.000%, 3/1/2021	6,209,124
3,310,000	3.800%, 3/15/2022	3,275,374
3,190,000	4.450%, 4/1/2024	3,198,999
	Discovery Communications, LLC
2,550,000	4.875%, 4/1/2043	2,483,932
	Hughes Satellite Systems Corporation
2,580,000	6.500%, 6/15/2019	2,831,550
	Intelsat Jackson Holdings SA
1,290,000	7.250%, 4/1/2019	1,386,750
1,260,000	7.500%, 4/1/2021	1,382,850
	NBC Universal Enterprise, Inc.
1,920,000	1.974%, 4/15/2019[d]	1,877,720
	NBCUniversal Media, LLC
3,750,000	5.150%, 4/30/2020	4,236,510
4,510,000	4.375%, 4/1/2021	4,894,374
	News America, Inc.
790,000	4.000%, 10/1/2023	804,110
1,900,000	7.625%, 11/30/2028	2,419,547
2,140,000	6.400%, 12/15/2035	2,557,390
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,527,764
	Qwest Corporation
3,200,000	6.500%, 6/1/2017	3,620,064
	SBA Tower Trust
60,000	4.254%, 4/15/2015[d]	62,017
3,500,000	5.101%, 4/17/2017[d]	3,746,008
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[d]	3,160,596
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[d]	1,486,725
	Sprint Corporation
1,280,000	7.125%, 6/15/2024[d]	1,344,000
	Telefonica Emisiones SAU
4,470,000	5.462%, 2/16/2021	4,914,010
1,600,000	4.570%, 4/27/2023	1,633,992
	Time Warner Cable, Inc.
2,500,000	8.250%, 4/1/2019	3,114,890
2,550,000	4.125%, 2/15/2021	2,669,547
2,550,000	4.500%, 9/15/2042	2,340,839

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Communications Services (10.1%) - continued
	T-Mobile USA, Inc.
$1,910,000	6.633%, 4/28/2021	$2,053,250
	UPCB Finance VI, Ltd.
2,600,000	6.875%, 1/15/2022 [d]	2,834,000
	Verizon Communications, Inc.
1,600,000	3.650%, 9/14/2018	1,703,251
2,550,000	4.500%, 9/15/2020	2,769,410
3,830,000	3.450%, 3/15/2021	3,882,436
5,065,000	5.150%, 9/15/2023	5,542,726
3,820,000	6.400%, 9/15/2033	4,535,284
1,910,000	5.050%, 3/15/2034	1,959,419
3,180,000	6.550%, 9/15/2043	3,869,853
	Windstream Corporation
1,910,000	7.750%, 10/1/2021	2,053,250

	Total	145,269,306

Consumer Cyclical (6.1%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[d]	4,631,576
	Choice Hotels International, Inc.
1,910,000	5.750%, 7/1/2022	2,024,600
	Chrysler Group, LLC
1,900,000	8.000%, 6/15/2019	2,080,500
	Cinemark USA, Inc.
1,910,000	4.875%, 6/1/2023	1,835,987
	CVS Caremark Corporation
3,190,000	2.750%, 12/1/2022	3,009,194
	Daimler Finance North America, LLC
2,260,000	3.875%, 9/15/2021[d]	2,371,945
	Ford Motor Credit Company, LLC
2,560,000	1.487%, 5/9/2016[c]	2,602,783
3,250,000	4.250%, 2/3/2017	3,489,564
630,000	6.625%, 8/15/2017	727,758
3,830,000	2.375%, 3/12/2019	3,800,528
2,575,000	4.250%, 9/20/2022	2,653,574
	General Motors Company
3,170,000	3.500%, 10/2/2018[d]	3,229,437
	General Motors Financial Company, Inc.
2,410,000	4.750%, 8/15/2017	2,575,687
	Home Depot, Inc.
3,165,000	3.750%, 2/15/2024	3,233,187
	Hyundai Capital America
2,065,000	2.875%, 8/9/2018[d]	2,104,264
	Hyundai Motor Manufacturing Czech SRO
2,525,000	4.500%, 4/15/2015[d]	2,614,314
	Jaguar Land Rover Automotive plc
1,910,000	4.125%, 12/15/2018[d]	1,955,363
	Johnson Controls, Inc.
3,150,000	5.250%, 12/1/2041	3,335,907
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[d]	3,392,565
	L Brands, Inc.
1,900,000	5.625%, 2/15/2022	2,006,875
	Macy’s Retail Holdings, Inc.
2,210,000	7.450%, 7/15/2017	2,605,588
3,570,000	3.875%, 1/15/2022	3,680,784
1,925,000	2.875%, 2/15/2023	1,802,439
	Marriott International, Inc.
3,250,000	3.000%, 3/1/2019	3,309,394

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Consumer Cyclical (6.1%) - continued
	QVC, Inc.
$2,235,000	4.375%, 3/15/2023	$2,202,521
	Sheraton Holding Corporation
1,290,000	7.375%, 11/15/2015	1,412,535
	Spencer Spirit Holdings, Inc.
50,000	11.000%, 5/1/2017[d]	53,000
	Starwood Hotels & Resorts
	Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,139,878
3,210,000	3.125%, 2/15/2023	3,019,307
	Time Warner, Inc.
1,600,000	7.700%, 5/1/2032	2,145,675
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,270,000
960,000	4.375%, 4/15/2023	924,000
	Viacom, Inc.
3,500,000	4.250%, 9/1/2023	3,600,593
	Wyndham Worldwide
	Corporation
1,920,000	2.500%, 3/1/2018	1,929,675
3,220,000	4.250%, 3/1/2022	3,256,917

	Total	88,027,914

Consumer Non-Cyclical (7.4%)
	Altria Group, Inc.
1,595,000	4.750%, 5/5/2021	1,740,670
3,175,000	4.000%, 1/31/2024	3,181,017
804,000	9.950%, 11/10/2038	1,290,003
	Anheuser-Busch InBev
	Worldwide, Inc.
2,550,000	5.375%, 1/15/2020	2,927,359
	Biomet, Inc.
2,480,000	6.500%, 8/1/2020	2,670,960
	Boston Scientific Corporation
3,190,000	6.000%, 1/15/2020	3,661,351
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	3,122,172
	Celgene Corporation
2,250,000	1.900%, 8/15/2017	2,269,890
3,770,000	3.950%, 10/15/2020	3,939,658
1,070,000	4.000%, 8/15/2023	1,086,324
	Community Health Systems, Inc.
1,910,000	8.000%, 11/15/2019	2,098,612
	ConAgra Foods, Inc.
1,895,000	2.100%, 3/15/2018	1,885,618
2,080,000	3.200%, 1/25/2023	1,986,558
	Edwards Lifesciences Corporation
2,375,000	2.875%, 10/15/2018	2,391,442
	Energizer Holdings, Inc.
1,450,000	4.700%, 5/24/2022	1,486,971
	Express Scripts Holding Company
3,235,000	4.750%, 11/15/2021	3,515,737
	Fresenius Medical Care US Finance, Inc.
1,290,000	6.500%, 9/15/2018[d]	1,444,800
	Gilead Sciences, Inc.
1,600,000	4.800%, 4/1/2044	1,647,046
	HCA, Inc.
2,560,000	4.750%, 5/1/2023	2,531,200
	Hospira, Inc.
2,540,000	5.200%, 8/12/2020	2,713,690
	JBS USA, LLC
1,910,000	7.250%, 6/1/2021[d]	2,029,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Consumer Non-Cyclical (7.4%) - continued
	Lorillard Tobacco Company
$3,170,000	8.125%, 6/23/2019	$3,918,288
	McKesson Corporation
2,550,000	3.796%, 3/15/2024	2,552,372
2,550,000	4.883%, 3/15/2044	2,584,680
	Mondelez International, Inc.
3,830,000	4.000%, 2/1/2024	3,886,473
	Mylan, Inc.
3,845,000	7.875%, 7/15/2020[d]	4,310,145
	Pernod Ricard SA
5,130,000	5.750%, 4/7/2021[d]	5,823,545
1,910,000	4.450%, 1/15/2022[d]	1,997,545
	Perrigo Company, Ltd.
950,000	2.300%, 11/8/2018[d]	939,687
2,550,000	4.000%, 11/15/2023[d]	2,549,013
	Reynolds American, Inc.
3,180,000	3.250%, 11/1/2022	2,991,747
	SABMiller Holdings, Inc.
4,425,000	3.750%, 1/15/2022[d]	4,522,540
	Spectrum Brands Escrow
	Corporation
1,460,000	6.375%, 11/15/2020	1,580,450
	Tenet Healthcare Corporation
1,910,000	8.125%, 4/1/2022	2,134,425
	Thermo Fisher Scientific, Inc.
3,170,000	4.150%, 2/1/2024	3,261,397
630,000	5.300%, 2/1/2044	678,928
	Tyson Foods, Inc.
3,205,000	4.500%, 6/15/2022	3,343,261
	Valeant Pharmaceuticals
	International
2,560,000	6.375%, 10/15/2020[d]	2,764,800
	Watson Pharmaceuticals, Inc.
3,180,000	3.250%, 10/1/2022	3,048,580
	Whirlpool Corporation
4,525,000	3.700%, 3/1/2023	4,482,718

	Total	106,991,047

Energy (8.4%)
	Buckeye Partners, LP
3,180,000	5.850%, 11/15/2043	3,410,111
	Calumet Specialty Products Partners, LP
1,910,000	6.500%, 4/15/2021[d]	1,924,325
	Canadian Natural Resources, Ltd.
960,000	3.800%, 4/15/2024	964,799
3,190,000	6.250%, 3/15/2038	3,815,400
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[d]	2,687,407
	CNOOC Finance 2013, Ltd.
3,200,000	3.000%, 5/9/2023	2,895,130
	CNPC HK Overseas Capital, Ltd.
2,870,000	5.950%, 4/28/2041[d]	3,234,197
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	2,103,700
	DCP Midstream Operating, LP
2,550,000	5.600%, 4/1/2044	2,661,708
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,076,738
	Enbridge Energy Partners, LP
2,230,000	5.200%, 3/15/2020	2,434,310
	Encana Corporation
2,230,000	3.900%, 11/15/2021	2,288,462
1,280,000	5.150%, 11/15/2041	1,315,107

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Energy (8.4%) - continued
	Energy Transfer Partners, LP
$4,240,000	6.700%, 7/1/2018	$4,924,569
	Enterprise Products Operating, LLC
1,275,000	3.900%, 2/15/2024	1,281,664
	Key Energy Services, Inc.
2,075,000	6.750%, 3/1/2021	2,181,344
	Kinder Morgan Energy Partners, LP
1,600,000	3.450%, 2/15/2023	1,525,074
	Linn Energy, LLC
1,970,000	7.750%, 2/1/2021	2,117,750
	Lukoil International Finance BV
3,835,000	3.416%, 4/24/2018[d,e]	3,730,496
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,699,742
1,920,000	2.800%, 11/1/2022	1,797,402
	Marathon Petroleum Corporation
1,920,000	6.500%, 3/1/2041	2,324,759
	MEG Energy Corporation
1,920,000	6.375%, 1/30/2023[d]	1,987,200
	Nexen, Inc.
1,920,000	6.400%, 5/15/2037	2,208,968
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	3,860,145
	Noble Holding International, Ltd.
2,560,000	3.950%, 3/15/2022[e]	2,538,514
	Oasis Petroleum, Inc.
1,920,000	6.875%, 3/15/2022[d]	2,078,400
	Offshore Group Investment, Ltd.
1,600,000	7.500%, 11/1/2019	1,704,000
	Petrobras Global Finance BV
3,190,000	4.875%, 3/17/2020	3,197,028
	Petroleos Mexicanos
3,010,000	3.500%, 7/18/2018	3,122,875
1,275,000	6.375%, 1/23/2045[d]	1,375,406
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	2,923,415
2,560,000	3.950%, 7/15/2022	2,614,036
	Range Resources Corporation
1,280,000	5.000%, 3/15/2023	1,296,000
	Rowan Companies, Inc.
1,260,000	7.875%, 8/1/2019	1,530,409
2,125,000	4.875%, 6/1/2022	2,198,349
640,000	4.750%, 1/15/2024	647,604
	Spectra Energy Partners, LP
3,200,000	4.600%, 6/15/2021	3,427,558
	Suncor Energy, Inc.
1,910,000	6.100%, 6/1/2018	2,206,105
1,940,000	6.850%, 6/1/2039	2,494,854
	Sunoco Logistics Partners
	Operations, LP
3,200,000	3.450%, 1/15/2023	3,042,195
	Transocean, Inc.
1,920,000	7.375%, 4/15/2018	2,208,363
1,280,000	6.375%, 12/15/2021	1,438,661
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	5,068,683
	Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	2,323,159
	Williams Partners, LP
2,550,000	4.000%, 11/15/2021	2,592,763
3,810,000	4.500%, 11/15/2023	3,898,179

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Energy (8.4%) - continued
$1,920,000	5.400%, 3/4/2044	$1,970,166

	Total	120,347,229

Financials (29.7%)
	Abbey National Treasury Services plc
2,850,000	3.050%, 8/23/2018	2,934,263
	Aegon NV
2,600,000	3.039%, 7/29/2049[c,g]	2,366,000
	American International Group, Inc.
4,445,000	3.375%, 8/15/2020	4,537,865
3,625,000	4.125%, 2/15/2024	3,701,752
	American Tower Trust I
3,200,000	1.551%, 3/15/2018[d]	3,125,722
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,294,833
	Associated Banc Corporation
3,180,000	5.125%, 3/28/2016	3,398,577
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,523,159
	AXA SA
2,580,000	8.600%, 12/15/2030	3,328,200
	Axis Specialty Finance, LLC
2,570,000	5.875%, 6/1/2020	2,908,320
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
1,445,000	4.125%, 11/9/2022[d]	1,417,906
	Bank of America Corporation
3,840,000	1.304%, 3/22/2018[c]	3,882,167
3,880,000	7.625%, 6/1/2019	4,775,395
2,560,000	3.300%, 1/11/2023	2,468,068
1,900,000	4.100%, 7/24/2023	1,927,200
3,830,000	4.125%, 1/22/2024	3,873,160
1,950,000	5.875%, 2/7/2042	2,254,746
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[d]	2,560,030
	BBVA Bancomer SA/Texas
3,535,000	6.750%, 9/30/2022[d,e]	3,870,825
	BBVA US Senior SAU
2,560,000	4.664%, 10/9/2015	2,688,515
	Berkshire Hathaway, Inc.
2,215,000	3.750%, 8/15/2021	2,347,413
1,600,000	3.000%, 2/11/2023	1,571,283
	BNZ International Funding, Ltd.
3,830,000	2.350%, 3/4/2019[d]	3,803,259
	BPCE SA
2,535,000	5.700%, 10/22/2023[d]	2,635,056
3,190,000	5.150%, 7/21/2024[d]	3,173,536
	Capital One Bank USA NA
5,425,000	2.250%, 2/13/2019	5,384,964
	CIT Group, Inc.
3,120,000	5.250%, 3/15/2018	3,354,000
930,000	3.875%, 2/19/2019	940,176
	Citigroup, Inc.
3,830,000	8.500%, 5/22/2019	4,879,726
4,475,000	3.500%, 5/15/2023	4,221,939
5,085,000	5.500%, 9/13/2025	5,416,532
3,840,000	5.950%, 12/29/2049[e,g]	3,753,600
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,624,065
1,300,000	5.875%, 8/15/2020	1,492,239

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Financials (29.7%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$1,910,000	5.750%, 12/1/2043	$2,084,339
1,290,000	11.000%, 12/29/2049[d,g]	1,712,475
	Credit Suisse Group AG
1,890,000	6.500%, 8/8/2023[d]	2,074,275
1,260,000	7.500%, 12/11/2049[d,g]	1,368,675
	DDR Corporation
2,245,000	4.625%, 7/15/2022	2,352,448
	Denali Borrower, LLC
1,900,000	5.625%, 10/15/2020[d]	1,933,250
	Developers Diversified Realty Corporation
1,290,000	7.875%, 9/1/2020	1,602,195
	Discover Bank
2,200,000	7.000%, 4/15/2020	2,595,641
3,505,000	4.200%, 8/8/2023	3,593,634
	Discover Bank of Greenwood Delaware
1,600,000	4.250%, 3/13/2026	1,603,778
	Discover Financial Services
1,920,000	6.450%, 6/12/2017	2,180,988
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,144,565
	Essex Portfolio, LP
2,560,000	3.250%, 5/1/2023	2,399,278
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[d]	2,020,400
	Fifth Third Bancorp
3,825,000	4.300%, 1/16/2024	3,877,842
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,950,000
	General Electric Capital Corporation
3,225,000	3.800%, 6/18/2019[d]	3,415,265
1,900,000	6.000%, 8/7/2019	2,230,524
600,000	5.300%, 2/11/2021	674,849
3,200,000	1.233%, 3/15/2023[c]	3,189,248
1,550,000	6.750%, 3/15/2032	1,992,885
3,200,000	7.125%, 12/15/2049[g]	3,648,000
	Glitnir Banki HF
50,000	Zero Coupon, 1/21/2011[d]	14,500
	Goldman Sachs Group, Inc.
3,250,000	6.250%, 9/1/2017	3,711,406
3,170,000	2.900%, 7/19/2018	3,232,747
2,900,000	5.375%, 3/15/2020	3,235,640
3,275,000	5.250%, 7/27/2021	3,625,392
3,190,000	4.000%, 3/3/2024	3,175,859
1,260,000	6.750%, 10/1/2037	1,443,354
	Hartford Financial Services Group, Inc.
4,480,000	5.125%, 4/15/2022	4,984,461
	HBOS Capital Funding, LP
1,900,000	6.071%, 6/29/2049[d,g]	1,902,375
	HCP, Inc.
3,100,000	5.625%, 5/1/2017	3,473,339
2,250,000	2.625%, 2/1/2020	2,197,890
2,555,000	4.200%, 3/1/2024	2,590,586
	Health Care REIT, Inc.
1,280,000	6.125%, 4/15/2020	1,467,183
3,150,000	4.950%, 1/15/2021	3,422,645
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,745,881
	HSBC Holdings plc
3,200,000	4.875%, 1/14/2022	3,503,107

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Financials (29.7%) - continued
$1,280,000	4.250%, 3/14/2024	$1,281,576
	HSBC USA, Inc.
2,535,000	2.625%, 9/24/2018	2,594,664
1,900,000	5.000%, 9/27/2020	2,071,902
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,369,709
	Icahn Enterprises, LP
2,540,000	6.000%, 8/1/2020[e]	2,717,800
	ING Bank NV
1,920,000	3.750%, 3/7/2017[d]	2,041,066
3,165,000	5.800%, 9/25/2023[d]	3,375,305
	International Lease Finance Corporation
1,950,000	4.875%, 4/1/2015[e]	2,020,707
1,600,000	5.750%, 5/15/2016	1,721,008
1,280,000	2.183%, 6/15/2016[c]	1,289,600
1,875,000	6.750%, 9/1/2016[d]	2,085,937
	Intesa Sanpaolo SPA
3,170,000	3.875%, 1/15/2019	3,224,397
	J.P. Morgan Chase & Company
3,840,000	1.139%, 1/25/2018[c]	3,883,327
3,200,000	3.375%, 5/1/2023	3,029,181
3,150,000	5.500%, 10/15/2040	3,511,302
2,550,000	6.750%, 8/29/2049[g]	2,683,875
2,560,000	6.000%, 12/29/2049[g]	2,521,600
	J.P. Morgan Chase Bank NA
2,580,000	6.000%, 10/1/2017	2,938,924
	Liberty Mutual Group, Inc.
1,920,000	5.000%, 6/1/2021[d]	2,066,362
3,535,000	4.950%, 5/1/2022[d]	3,783,800
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,125,914
1,875,000	4.750%, 10/1/2020	1,985,936
	Lincoln National Corporation
5,410,000	4.000%, 9/1/2023	5,501,489
	Lloyds TSB Bank plc
2,550,000	6.500%, 9/14/2020[d]	2,913,508
	Macquarie Bank, Ltd.
3,215,000	5.000%, 2/22/2017[d]	3,507,874
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,596,895
3,000,000	7.750%, 5/14/2038	3,955,866
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[d]	826,000
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[d]	2,947,500
	Mizuho Corporate Bank, Ltd.
2,560,000	3.500%, 3/21/2023[d]	2,533,325
	Morgan Stanley
2,580,000	5.375%, 10/15/2015	2,750,499
3,730,000	6.625%, 4/1/2018	4,348,289
3,195,000	2.125%, 4/25/2018	3,188,000
2,235,000	2.500%, 1/24/2019	2,228,776
3,180,000	5.625%, 9/23/2019	3,617,005
3,400,000	5.500%, 1/26/2020	3,834,476
3,205,000	4.875%, 11/1/2022	3,367,763
2,550,000	5.000%, 11/24/2025	2,623,746
	Murray Street Investment Trust I
1,300,000	4.647%, 3/9/2017	1,404,173
	Nationwide Building Society
2,400,000	6.250%, 2/25/2020[d]	2,797,920
	Nomura Holdings, Inc.
3,190,000	2.750%, 3/19/2019	3,170,713
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[d]	3,325,013

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Financials (29.7%) - continued
	Omega Healthcare Investors, Inc.
$2,960,000	5.875%, 3/15/2024	$3,108,000
	ORIX Corporation
4,450,000	5.000%, 1/12/2016	4,746,904
	Preferred Term Securities XXIII, Ltd.
3,680,715	0.433%, 12/22/2036[c,f]	2,772,720
	ProLogis, LP
3,200,000	6.875%, 3/15/2020	3,779,168
	Prudential Financial, Inc.
1,425,000	6.200%, 11/15/2040	1,723,899
1,930,000	5.875%, 9/15/2042	2,014,438
2,565,000	5.625%, 6/15/2043	2,616,300
	RBS Capital Trust III
2,240,000	5.512%, 9/29/2049[e,g]	2,206,400
	Regions Bank
1,910,000	7.500%, 5/15/2018	2,254,163
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,252,036
2,535,000	4.700%, 9/15/2023	2,662,371
	Royal Bank of Scotland Group plc
2,540,000	6.990%, 10/29/2049[d,g]	2,743,200
	Royal Bank Of Scotland plc
1,920,000	6.000%, 12/19/2023	1,965,990
	Santander UK plc
960,000	5.000%, 11/7/2023[d]	987,645
	Simon Property Group, LP
1,250,000	10.350%, 4/1/2019	1,691,762
1,025,000	2.750%, 2/1/2023	971,941
	SLM Corporation
2,380,000	6.250%, 1/25/2016	2,558,500
4,515,000	6.000%, 1/25/2017	4,921,350
1,024,000	4.625%, 9/25/2017	1,076,480
	Societe Generale SA
1,920,000	7.875%, 12/31/2049[d,g]	1,996,800
	Sumitomo Mitsui Financial Group, Inc.
3,510,000	4.436%, 4/2/2024[d,h]	3,513,261
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[d,g]	4,494,000
	Union Bank NA
2,535,000	2.625%, 9/26/2018	2,582,980
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,606,669
	UnitedHealth Group, Inc.
2,500,000	6.500%, 6/15/2037	3,141,230
	Ventas Realty, LP
3,200,000	4.000%, 4/30/2019	3,391,293
1,920,000	2.700%, 4/1/2020	1,868,880
	Vesey Street Investment Trust I
1,300,000	4.404%, 9/1/2016	1,394,179
	Voya Financial, Inc.
960,000	5.650%, 5/15/2053	954,240
1,760,000	2.900%, 2/15/2018	1,803,326
3,215,000	5.500%, 7/15/2022	3,606,304
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[c,g]	115,350
	WEA Finance, LLC
2,790,000	7.125%, 4/15/2018[d]	3,316,163
1,280,000	6.750%, 9/2/2019[d]	1,538,671
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	2,945,729
3,220,000	7.980%, 2/28/2049[g]	3,658,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Financials (29.7%) - continued
	XLIT, Ltd.
$3,190,000	5.250%, 12/15/2043	$3,380,995
	ZFS Finance USA Trust II
2,500,000	6.450%, 12/15/2065[d]	2,693,750

	Total	427,623,944

Foreign Government (1.4%)
	Colombia Government International Bond
1,940,000	2.625%, 3/15/2023	1,746,000
3,200,000	5.625%, 2/26/2044	3,340,800
	Corporacion Andina de Fomento
1,968,000	4.375%, 6/15/2022	2,026,780
	Eksportfinans ASA
3,250,000	2.375%, 5/25/2016	3,217,500
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,762,811
	Mexico Government International Bond
3,150,000	5.125%, 1/15/2020	3,504,375
3,480,000	4.000%, 10/2/2023	3,514,800

	Total	20,113,066

Mortgage-Backed Securities (3.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,412,500	3.000%, 4/1/2029[h]	2,475,828
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,412,500	4.000%, 4/1/2044[h]	2,502,686
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,700,000	3.500%, 4/1/2029[h]	5,976,094
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,600,000	3.500%, 4/1/2044[h]	5,633,250
11,937,500	4.000%, 4/1/2044[h]	12,407,539
12,750,000	4.500%, 4/1/2044[h]	13,600,665

	Total	42,596,062

Technology (1.6%)
	Amkor Technology, Inc.
1,910,000	6.375%, 10/1/2022	1,979,238
	Cisco Systems, Inc.
2,550,000	3.625%, 3/4/2024	2,571,262
	Freescale Semiconductor, Inc.
1,910,000	5.000%, 5/15/2021[d,e]	1,948,200
	Hewlett-Packard Company
1,890,000	2.750%, 1/14/2019	1,902,499
1,910,000	4.650%, 12/9/2021	2,020,549
	Motorola Solutions, Inc.
4,500,000	3.750%, 5/15/2022	4,442,674
	Oracle Corporation
3,200,000	2.500%, 10/15/2022	3,009,933
790,000	3.625%, 7/15/2023	799,969
	Xerox Corporation
1,250,000	6.400%, 3/15/2016	1,379,247
2,520,000	4.500%, 5/15/2021	2,655,619

	Total	22,709,190

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Transportation (3.5%)
	American Airlines Pass Through Trust
$2,484,831	5.600%, 7/15/2020[d]	$2,559,376
2,464,817	4.950%, 1/15/2023[d]	2,643,516
2,490,647	4.000%, 7/15/2025[d]	2,509,327
	Avis Budget Car Rental, LLC
1,920,000	5.500%, 4/1/2023	1,934,400
	British Airways plc
4,479,467	4.625%, 6/20/2024[d]	4,692,241
	Canadian Pacific Railway Company
2,560,000	7.125%, 10/15/2031	3,257,984
	Continental Airlines, Inc.
2,200,000	6.750%, 9/15/2015[d]	2,244,000
929,336	7.250%, 11/10/2019	1,078,030
1,415,000	4.000%, 10/29/2024	1,429,150
	CSX Corporation
2,225,000	3.700%, 11/1/2023	2,202,921
1,807,000	6.220%, 4/30/2040	2,193,660
	Delta Air Lines, Inc.
2,013,099	4.950%, 5/23/2019[e]	2,194,278
1,194,959	4.750%, 5/7/2020	1,292,110
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[d]	3,846,460
1,915,000	4.500%, 8/16/2021[d]	2,035,256
	Hertz Corporation
2,570,000	6.750%, 4/15/2019	2,753,113
	Navios South American Logistics, Inc.
480,000	9.250%, 4/15/2019	513,600
	Penske Truck Leasing Company, LP
1,945,000	2.500%, 3/15/2016[d]	1,993,580
	United Airlines, Inc.
2,240,000	4.000%, 4/11/2026[h]	2,248,400
	US Airways Pass Through Trust
3,200,000	3.950%, 11/15/2025	3,233,600
	Virgin Australia Holdings, Ltd.
2,860,000	5.000%, 10/23/2023[d]	2,986,913

	Total	49,841,915

U.S. Government and Agencies (3.8%)
	Federal Home Loan Mortgage Corporation
100,000	5.250%, 4/18/2016	109,649
	U.S. Treasury Bonds
1,500,000	4.375%, 5/15/2041	1,733,907
287,000	3.125%, 2/15/2042	265,654
3,449,000	3.000%, 5/15/2042	3,109,487
4,470,000	3.750%, 11/15/2043	4,627,845
	U.S. Treasury Bonds, TIPS
3,197,621	0.625%, 1/15/2024	3,208,618
	U.S. Treasury Notes
100,000	0.375%, 6/15/2015	100,258
1,410,000	2.875%, 3/31/2018	1,493,167
4,542,000	1.000%, 5/31/2018	4,458,968
6,390,000	1.500%, 1/31/2019	6,334,087
10,023,000	1.000%, 6/30/2019	9,601,723
5,160,000	3.625%, 2/15/2020	5,630,850
7,020,000	2.625%, 11/15/2020	7,200,983
3,760,000	2.000%, 2/15/2022	3,635,450
3,300,000	1.750%, 5/15/2023	3,057,140

	Total	54,567,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
$2,550,000	5.250%, 11/15/2022, Ser. A, AMT	$2,939,869

	Total	2,939,869

Utilities (6.0%)
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,446,071
	Arizona Public Service Company
2,880,000	8.750%, 3/1/2019	3,683,670
	Atlas Pipeline Partners, LP
1,280,000	4.750%, 11/15/2021	1,216,000
	Buckeye Partners, LP
1,910,000	4.150%, 7/1/2023	1,904,904
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	990,865
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,725,513
	DCP Midstream Operating, LP
2,560,000	3.875%, 3/15/2023	2,501,332
	DCP Midstream, LLC
1,750,000	5.850%, 5/21/2043[d]	1,645,000
	DPL, Inc.
3,230,000	6.500%, 10/15/2016	3,488,400
	El Paso Pipeline Partners Operating Company, LLC
1,280,000	4.700%, 11/1/2042	1,140,664
	Electricite de France
3,200,000	5.250%, 12/29/2049[d,g]	3,204,800
	Energy Transfer Partners, LP
3,380,000	4.650%, 6/1/2021	3,553,208
	Enterprise Products Operating, LLC
2,675,000	7.034%, 1/15/2068	3,029,438
1,930,000	6.650%, 4/15/2018	2,261,232
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,147,763
2,500,000	4.000%, 10/1/2020	2,567,440
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,579,062
	Great River Energy
26,783	5.829%, 7/1/2017[d]	28,821
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[d]	3,291,936
3,170,000	4.050%, 7/1/2023	3,176,055
	Kinder Morgan Energy Partners, LP
2,550,000	5.800%, 3/1/2021	2,878,086
1,890,000	4.150%, 2/1/2024	1,878,694
1,935,000	5.000%, 8/15/2042	1,834,964
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023[d]	4,426,958
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,674,885
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,229,744
3,200,000	5.450%, 9/15/2020	3,588,525
	Ohio Edison Company
1,550,000	6.875%, 7/15/2036	1,941,084
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,759,306

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Utilities (6.0%) - continued
	ONEOK Partners, LP
$635,000	3.200%, 9/15/2018	$654,917
1,900,000	5.000%, 9/15/2023[e]	2,036,756
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,045,521
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,140,429
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,431,910
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[g]	2,753,025

	Total	85,856,978

	Total Long-Term Fixed Income (cost $1,258,485,525)	1,308,078,214

Shares	Preferred Stock (1.5%)	Value
Financials (1.5%)
79,875	Allstate Corporation, 5.100%	1,988,887
93,500	Annaly Capital Management, Inc., 7.500%[g]	2,214,080
76,576	CHS, Inc., 7.100%[g,i]	2,049,939
22,500	Cobank ACB, 6.250%[d,g]	2,276,719
64,000	DDR Corporation, 6.250%[g]	1,482,880
128,000	Discover Financial Services, 6.500%[g]	3,139,840
95,940	Goldman Sachs Group, Inc., 5.500%[g]	2,287,210
88,200	Morgan Stanley, 7.125%[g]	2,339,946
63,611	RBS Capital Funding Trust VII, 6.080%[g]	1,415,345
101,500	Wells Fargo & Company, 5.850%[g]	2,527,350

	Total	21,722,196

	Total Preferred Stock (cost $21,876,681)	21,722,196

Shares	Collateral Held for Securities Loaned (1.5%)	Value
21,817,927	Thrivent Cash Management Trust	21,817,927

	Total Collateral Held for Securities Loaned (cost $21,817,927)	21,817,927

Shares or Principal Amount	Short-Term Investments (5.2%)[j]	Value
	Federal Home Loan Bank Discount Notes
600,000	0.120%, 5/28/2014[k]	599,886
	Thrivent Cash Management Trust
73,762,894	0.050%	73,762,894
	U.S. Treasury Bills
500,000	0.070%, 4/24/2014[l]	499,978

	Total Short-Term Investments (at amortized cost)	74,862,758

	Total Investments (cost $1,445,493,686) 104.0%	$1,495,065,573

	Other Assets and Liabilities, Net (4.0%)	(57,355,764)

	Total Net Assets 100.0%	$1,437,709,809

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $240,943,696 or 16.8% of total net assets.

e	All or a portion of the security is on loan.
f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of March 31, 2014.

	Acquisition
Security	Date	Cost
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	$3,680,715
Vericrest Opportunity Loan Transferee, 11/25/2053	12/18/2013	3,215,757

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At March 31, 2014, $599,886 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	At March 31, 2014, $399,982 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

    Definitions:

AMT	-	Subject to Alternative Minimum Tax
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$63,444,397
Gross unrealized depreciation	(13,872,510)

Net unrealized appreciation (depreciation)	$49,571,887

Cost for federal income tax purposes	$1,445,493,686

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,187,420	–	3,187,420	–
Capital Goods	1,576,080	–	1,576,080	–
Communications Services	17,915,780	–	17,915,780	–
Consumer Cyclical	11,816,400	–	11,816,400	–
Consumer Non-Cyclical	9,873,211	–	9,873,211	–
Energy	4,324,093	–	4,324,093	–
Financials	3,372,000	–	3,372,000	–
Technology	6,960,569	–	6,960,569	–
Transportation	3,979,539	–	3,979,539	–
Utilities	5,579,386	–	5,579,386	–
Long-Term Fixed Income
Asset-Backed Securities	13,124,291	–	13,124,291	–
Basic Materials	66,013,437	–	66,013,437	–
Capital Goods	31,754,549	–	31,754,549	–
Collateralized Mortgage Obligations	17,788,782	–	17,788,782	–
Commercial Mortgage-Backed Securities	12,512,849	–	12,512,849	–
Communications Services	145,269,306	–	145,269,306	–
Consumer Cyclical	88,027,914	–	88,027,914	–
Consumer Non-Cyclical	106,991,047	–	106,991,047	–
Energy	120,347,229	–	120,347,229	–
Financials	427,623,944	–	424,851,224	2,772,720
Foreign Government	20,113,066	–	20,113,066	–
Mortgage-Backed Securities	42,596,062	–	42,596,062	–
Technology	22,709,190	–	22,709,190	–
Transportation	49,841,915	–	49,841,915	–
U.S. Government and Agencies	54,567,786	–	54,567,786	–
U.S. Municipals	2,939,869	–	2,939,869	–
Utilities	85,856,978	–	85,856,978	–
Preferred Stock
Financials	21,722,196	19,445,477	2,276,719	–
Collateral Held for Securities Loaned	21,817,927	21,817,927	–	–
Short-Term Investments	74,862,758	73,762,894	1,099,864	–

Total	$1,495,065,573	$115,026,298	$1,377,266,555	$2,772,720

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,970,762	1,970,762	–	–

Total Asset Derivatives	$1,970,762	$1,970,762	$–	$–

Liability Derivatives
Futures Contracts	89,554	89,554	–	–
Credit Default Swaps	211,399	–	211,399	–

Total Liability Derivatives	$300,953	$89,554	$211,399	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	June 2014	$69,251,742	$69,162,188	($89,554)
5-Yr. U.S. Treasury Bond Futures	(595)	June 2014	(71,226,195)	(70,777,113)	449,082
10-Yr. U.S. Treasury Bond Futures	(1,000)	June 2014	(124,442,260)	(123,500,000)	942,260
30-Yr. U.S. Treasury Bond Futures	600	June 2014	79,351,830	79,931,250	579,420
Total Futures Contracts					$1,881,208

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

Income Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 21, 5 Year, at 5.00%; J.P.	Buy	12/20/2018	$9,600,000	($211,399)	($211,399)
Morgan Chase and Co.
Total Credit Default Swaps				($211,399)	($211,399)

1

As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust-Collateral Investment	$21,063,391	$55,369,583	$54,615,047	21,817,927	$21,817,927	$7,984
Cash Management Trust-Short Term Investment	65,827,337	81,456,049	73,520,492	73,762,894	73,762,894	8,979
Total Value and Income Earned	86,890,728				95,580,821	16,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

Bond Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (102.9%)	Value
Asset-Backed Securities (2.4%)
	Conseco Financial Corporation
$11,463	6.330%, 11/1/2029	$11,888
	Countrywide Home Loans, Inc.
212,672	6.085%, 6/25/2021[a]	245,120
	Credit Based Asset Servicing and Securitization, LLC
350,725	3.839%, 12/25/2036	232,531
	First Horizon ABS Trust
642,199	0.314%, 10/25/2034[a,b]	539,536
	GMAC Mortgage Corporation Loan Trust
849,434	0.334%, 8/25/2035[a,b]	693,320
1,042,745	0.334%, 12/25/2036[a,b]	894,511
	IndyMac Seconds Asset-Backed Trust
404,892	0.494%, 10/25/2036[a,b]	176,569
	Wachovia Asset Securitization, Inc.
876,553	0.294%, 7/25/2037[a,b,c]	746,208

	Total	3,539,683

Basic Materials (0.8%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	34,933
	Georgia-Pacific, LLC
250,000	3.734%, 7/15/2023[d]	248,237
	Mosaic Company
400,000	4.250%, 11/15/2023	410,334
	Packaging Corporation of America
200,000	4.500%, 11/1/2023	207,023
	Xstrata Finance Canada, Ltd.
325,000	2.700%, 10/25/2017[d]	328,933

	Total	1,229,460

Capital Goods (0.6%)
	Precision Castparts Corporation
300,000	1.250%, 1/15/2018	294,947
	Roper Industries, Inc.
300,000	1.850%, 11/15/2017	301,266
	United Technologies Corporation
275,000	6.050%, 6/1/2036	338,974

	Total	935,187

Commercial Mortgage-Backed Securities (2.7%)
	Banc of America Commercial Mortgage, Inc.
645,000	5.598%, 6/10/2049	710,500
	Commercial Mortgage Pass- Through Certificates
605,903	0.285%, 12/15/2020[b,d]	603,105
500,000	5.306%, 12/10/2046	541,986
	Credit Suisse Mortgage Capital Certificates
921,646	0.325%, 10/15/2021[b,d]	917,784
	LB-UBS Commercial Mortgage Trust
818,359	4.786%, 10/15/2029	824,404
	Morgan Stanley Capital I
475,190	3.224%, 7/15/2049	495,826

	Total	4,093,605

Communications Services (1.5%)
	America Movil SAB de CV
300,000	1.234%, 9/12/2016[b]	303,344

Principal Amount	Long-Term Fixed Income (102.9%)	Value
Communications Services (1.5%) - continued
	AT&T, Inc.
$300,000	1.400%, 12/1/2017	$296,829
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[d]	192,348
	British Telecommunications plc
200,000	2.350%, 2/14/2019	199,071
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d]	144,977
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	529,012
	DIRECTV Holdings, LLC
250,000	1.750%, 1/15/2018	246,100
	NBC Universal Enterprise, Inc.
250,000	1.662%, 4/15/2018[d]	245,391
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	35,706

	Total	2,192,778

Consumer Cyclical (2.7%)
	Amazon.com, Inc.
250,000	1.200%, 11/29/2017	247,527
	California Institute of Technology
325,000	4.700%, 11/1/2111	299,331
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	40,100
	Dartmouth College
250,000	3.760%, 6/1/2043	222,037
	Ford Motor Credit Company, LLC
150,000	4.207%, 4/15/2016	158,970
350,000	3.000%, 6/12/2017	363,531
	Home Depot, Inc.
320,000	2.250%, 9/10/2018	323,566
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023	207,036
	MasterCard, Inc.
250,000	2.000%, 4/1/2019	248,920
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	454,369
	Starbucks Corporation
200,000	3.850%, 10/1/2023	204,471
	The Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	480,485
	Viacom, Inc.
250,000	2.500%, 9/1/2018	252,803
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	458,752

	Total	3,961,898

Consumer Non-Cyclical (2.8%)
	AbbVie, Inc.
350,000	1.750%, 11/6/2017	351,106
	Allergan, Inc.
325,000	1.350%, 3/15/2018	317,845
	Altria Group, Inc.
240,000	4.000%, 1/31/2024	240,455
	Anheuser-Busch InBev Worldwide, Inc.
300,000	1.375%, 7/15/2017	300,442

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

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Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (102.9%)	Value
Consumer Non-Cyclical (2.8%) - continued
	Cargill, Inc.
$325,000	4.100%, 11/1/2042[d]	$299,486
	ConAgra Foods, Inc.
200,000	1.300%, 1/25/2016	201,325
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	233,022
	Edwards Lifesciences Corporation
300,000	2.875%, 10/15/2018	302,077
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	183,338
	Heineken NV
50,000	1.400%, 10/1/2017[d]	49,782
	McKesson Corporation
200,000	1.292%, 3/10/2017	199,501
275,000	2.700%, 12/15/2022	256,168
	Sanofi
250,000	1.250%, 4/10/2018	244,581
	Thermo Fisher Scientific, Inc.
300,000	1.300%, 2/1/2017	298,185
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	299,977
	Wyeth, LLC
350,000	6.000%, 2/15/2036	427,773

	Total	4,205,063

Energy (1.2%)
	ConocoPhillips Holding Company
27,000	6.950%, 4/15/2029	35,990
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	522,655
	Marathon Oil Corporation
325,000	2.800%, 11/1/2022	304,248
	Petro-Canada
300,000	6.800%, 5/15/2038	379,807
	Petroleos Mexicanos
250,000	3.125%, 1/23/2019[d]	256,000
	Phillips 66
325,000	1.950%, 3/5/2015	328,787

	Total	1,827,487

Financials (9.9%)
	American Tower Trust I
225,000	1.551%, 3/15/2018[d]	219,777
	Australia and New Zealand Banking Group, Ltd.
350,000	1.000%, 10/6/2015[d]	352,290
	AXA SA
27,000	8.600%, 12/15/2030	34,830
	Bank of America Corporation
250,000	1.500%, 10/9/2015	252,216
	Barclays Bank plc
300,000	5.000%, 9/22/2016	328,502
	BNZ International Funding, Ltd.
400,000	2.350%, 3/4/2019[d]	397,207
	Boston Properties, LP
300,000	3.125%, 9/1/2023	281,500
	Camden Property Trust
100,000	2.950%, 12/15/2022	94,073
	Chubb Corporation
350,000	6.500%, 5/15/2038	451,976
	Citigroup, Inc.
250,000	4.700%, 5/29/2015	260,923

Principal Amount	Long-Term Fixed Income (102.9%)	Value
Financials (9.9%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$50,000	4.625%, 12/1/2023	$51,453
	Credit Suisse AG Guernsey
650,000	1.625%, 3/6/2015[d]	657,300
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[d]	196,400
	Duke Realty, LP
250,000	3.875%, 10/15/2022	244,143
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	559,980
	Goldman Sachs Group, Inc.
500,000	2.375%, 1/22/2018	503,322
	HCP, Inc.
325,000	3.750%, 2/1/2016	342,115
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	368,621
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	380,000
	J.P. Morgan Chase & Company
250,000	1.139%, 1/25/2018[b]	252,821
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[d]	160,557
200,000	4.250%, 6/15/2023[d]	202,969
	Macquarie Bank, Ltd.
200,000	5.000%, 2/22/2017[d]	218,219
	Marsh & McLennan Companies, Inc.
89,000	5.750%, 9/15/2015	95,164
400,000	2.550%, 10/15/2018	405,200
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	357,210
	MetLife, Inc.
200,000	4.368%, 9/15/2023	213,011
	Morgan Stanley
150,000	4.100%, 5/22/2023	148,479
250,000	5.000%, 11/24/2025	257,230
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[d]	330,805
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	341,318
	North American Development Bank
400,000	2.300%, 10/10/2018	395,288
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	309,883
	Preferred Term Securities XXIII, Ltd.
788,724	0.433%, 12/22/2036[b,c]	594,154
	Principal Life Global Funding II
300,000	1.000%, 12/11/2015[d]	300,300
	Prudential Covered Trust
240,000	2.997%, 9/30/2015[d]	246,357
	Realty Income Corporation
300,000	2.000%, 1/31/2018	296,702
	Skandinaviska Enskilda Banken AB
300,000	1.750%, 3/19/2018[d]	296,403
	Standard Chartered plc
200,000	3.950%, 1/11/2023[d]	191,048
	Sumitomo Mitsui Financial Group, Inc.
250,000	4.436%, 4/2/2024[d,e]	250,232
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	123,261

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

Bond Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (102.9%)	Value
Financials (9.9%) - continued
	Swedbank AB
$300,000	1.750%, 3/12/2018[d]	$297,000
	Swedbank Hypotek AB
400,000	1.375%, 3/28/2018[d]	393,960
	Toronto-Dominion Bank
325,000	0.695%, 9/9/2016[b]	326,509
	UBS AG/London
500,000	1.875%, 1/23/2015[d]	505,895
	Union Bank NA
300,000	1.500%, 9/26/2016	304,188
	UnitedHealth Group, Inc.
325,000	1.400%, 10/15/2017	324,120
	Ventas Realty, LP
250,000	2.700%, 4/1/2020	243,344
175,000	4.250%, 3/1/2022	181,675
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[f,g]	1
	Wells Fargo & Company
150,000	3.450%, 2/13/2023	145,588

	Total	14,685,519

Foreign Government (4.3%)
	African Development Bank
250,000	6.875%, 10/15/2015	269,925
	Bank of England
1,000,000	0.875%, 3/17/2017[d]	997,560
	Chile Government International Bond
350,000	3.875%, 8/5/2020	371,875
	Export Development Canada
150,000	0.750%, 12/15/2017	147,060
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	499,232
	Hydro-Quebec
27,000	8.400%, 1/15/2022	35,452
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	504,899
400,000	4.375%, 1/24/2044	419,836
	Kommunalbanken AS
470,000	1.000%, 9/26/2017[d]	463,866
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[d]	296,457
	Mexico Government International Bond
100,000	3.500%, 1/21/2021	101,250
	Philippines Government International Bond
100,000	4.200%, 1/21/2024	103,250
	Poland Government International Bond
250,000	4.000%, 1/22/2024	251,313
	Province of Manitoba
600,000	1.300%, 4/3/2017	603,907
	Province of New Brunswick
125,000	2.750%, 6/15/2018	129,705
	Province of Quebec
400,000	7.500%, 7/15/2023	521,987
	Sweden Government International Bond
325,000	0.375%, 12/22/2015[d]	324,915
300,000	0.375%, 3/29/2016[d]	299,301

	Total	6,341,790

Principal Amount	Long-Term Fixed Income (102.9%)	Value
Mortgage-Backed Securities (30.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$53	6.000%, 4/1/2014	$52
93	7.000%, 10/1/2014	94
1,247	6.500%, 3/1/2016	1,285
3,911	6.000%, 6/1/2016	4,097
3,178	6.000%, 9/1/2016	3,329
56,482	7.000%, 6/1/2017	59,940
67,806	5.500%, 12/1/2017	72,774
2,087,500	3.000%, 4/1/2029[e]	2,142,297
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,636	6.500%, 4/1/2024	4,086
2,263	7.000%, 5/1/2024	2,580
1,062	7.500%, 8/1/2025	1,188
9,679	8.500%, 11/1/2025	11,237
849	8.000%, 1/1/2026	972
1,116	7.000%, 4/1/2027	1,285
1,228	7.500%, 7/1/2027	1,376
2,529	7.000%, 8/1/2027	2,911
1,374	7.500%, 10/1/2027	1,541
1,712	7.000%, 5/1/2028	1,975
4,515	6.000%, 8/1/2028	5,079
3,503	6.500%, 2/1/2029	3,974
8,804	6.000%, 3/1/2029	9,903
5,793	7.500%, 10/1/2029	6,513
2,717	7.500%, 11/1/2029	3,054
3,450	6.500%, 5/1/2031	3,893
12,932	6.000%, 6/1/2031	14,544
3,641	7.000%, 6/1/2031	4,174
4,081	7.000%, 6/1/2031	4,677
6,062	6.000%, 7/1/2031	6,818
4,424	7.000%, 9/1/2031	5,071
9,222	6.500%, 10/1/2031	10,408
11,123	6.000%, 1/1/2032	12,510
50,459	6.000%, 1/1/2032	56,750
10,871	7.000%, 5/1/2032	12,424
65,932	6.500%, 7/1/2032	74,234
67,010	6.500%, 10/1/2032	75,448
77,400	6.000%, 11/1/2032	87,075
2,087,500	4.000%, 4/1/2044[e]	2,165,537
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
6,250,000	3.500%, 4/1/2029[e]	6,552,734
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,867	10.500%, 8/1/2020	2,089
1,558	8.000%, 12/1/2024	1,772
2,917	7.000%, 10/1/2025	3,334
9,315	6.500%, 11/1/2025	10,456
348	8.500%, 12/1/2025	403
1,644	7.500%, 1/1/2026	1,837
2,111	6.500%, 5/1/2026	2,383
1,326	8.000%, 9/1/2026	1,517
4,391	7.500%, 2/1/2027	4,911
3,156	7.000%, 3/1/2027	3,618
3,841	9.000%, 11/1/2027	4,498
23,812	7.500%, 2/1/2028	26,668
1,264	6.000%, 5/1/2028	1,426
804	6.500%, 9/1/2028	911
5,310	7.000%, 10/1/2028	6,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

Bond Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (102.9%)	Value
Mortgage-Backed Securities (30.6%) - continued
$18,454	7.500%, 11/1/2028	$20,641
3,799	6.500%, 2/1/2029	4,304
10,430	6.000%, 3/1/2029	11,765
2,726	7.000%, 3/1/2029	3,142
13,732	6.500%, 4/1/2029	15,571
829	6.500%, 8/1/2029	940
4,805	7.500%, 8/1/2029	5,394
2,125	7.000%, 10/1/2029	2,448
3,749	7.500%, 12/1/2029	4,209
2,651	8.000%, 4/1/2030	3,044
1,253	7.500%, 12/1/2030	1,408
6,092	6.000%, 5/1/2031	6,849
56,055	6.500%, 4/1/2032	63,638
45,493	6.500%, 5/1/2032	51,648
16,982	7.000%, 5/1/2032	19,557
147,856	6.500%, 7/1/2032	167,857
87,649	6.500%, 8/1/2032	99,506
10,400,000	3.500%, 4/1/2044[e]	10,461,750
11,062,500	4.000%, 4/1/2044[e]	11,498,086
10,500,000	4.500%, 4/1/2044[e]	11,200,547
	Government National Mortgage Association 30-Yr. Pass Through
3,931	7.500%, 3/15/2023	4,367
2,058	9.000%, 9/15/2024	2,365
2,300	8.000%, 6/15/2025	2,608
1,646	8.000%, 9/15/2026	1,867
7,121	7.500%, 10/15/2027	8,003
4,883	7.000%, 11/15/2027	5,628
4,111	6.500%, 7/15/2028	4,670
3,857	7.000%, 8/15/2028	4,455
8,343	7.500%, 11/15/2028	9,388
6,286	6.500%, 12/15/2028	7,141
24,186	6.500%, 3/15/2029	27,509
1,052	6.500%, 4/15/2029	1,196
4,012	8.000%, 10/15/2030	4,569
8,388	7.500%, 1/15/2031	9,470
4,346	7.000%, 4/15/2031	5,016
8,455	6.500%, 6/15/2031	9,636
10,495	7.000%, 9/15/2031	12,112
121,775	6.500%, 1/15/2032	138,876
18,974	6.500%, 4/15/2032	21,638

	Total	45,422,596

Technology (1.1%)
	Amphenol Corporation
200,000	2.550%, 1/30/2019	199,262
	Apple, Inc.
400,000	2.400%, 5/3/2023	370,911
	Micron Semiconductor Asia Pte, Ltd.
300,000	1.258%, 1/15/2019	298,182
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	238,992
	Oracle Corporation
325,000	1.200%, 10/15/2017	322,445
	Xilinx, Inc.
250,000	2.125%, 3/15/2019	247,021

	Total	1,676,813

Transportation (1.1%)
	American Airlines Pass Through Trust
194,889	5.600%, 7/15/2020[d]	200,735

Principal Amount	Long-Term Fixed Income (102.9%)	Value
Transportation (1.1%) - continued
	Continental Airlines, Inc.
$341,387	4.150%, 4/11/2024	$348,215
	Delta Air Lines, Inc.
232,280	4.950%, 5/23/2019	253,186
	TTX Company
300,000	4.125%, 10/1/2023[d]	304,731
	Union Pacific Corporation
437,000	4.163%, 7/15/2022	462,015

	Total	1,568,882

U.S. Government and Agencies (38.1%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,025,859
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	363,372
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	961,948
325,000	1.250%, 10/2/2019	311,288
1,300,000	1.375%, 5/1/2020	1,238,808
350,000	6.750%, 3/15/2031	487,268
	Federal National Mortgage Association
2,690,000	0.875%, 5/21/2018	2,617,219
500,000	5.960%, 9/11/2028	613,755
100,000	6.250%, 5/15/2029	131,495
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	261,179
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	396,336
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,127,345
5,675,000	3.000%, 5/15/2042	5,116,364
	U.S. Treasury Notes
2,250,000	0.250%, 12/31/2015	2,247,012
1,425,000	2.625%, 2/29/2016	1,485,562
5,000,000	1.000%, 10/31/2016	5,037,110
8,375,000	0.625%, 12/15/2016	8,342,941
3,250,000	3.000%, 2/28/2017	3,448,809
1,000,000	2.250%, 11/30/2017	1,036,094
2,350,000	2.375%, 6/30/2018	2,438,125
4,000,000	1.250%, 10/31/2018	3,936,248
6,075,000	1.375%, 1/31/2020	5,860,480
2,000,000	2.000%, 7/31/2020	1,984,218
1,870,000	1.625%, 8/15/2022	1,738,808
400,000	1.750%, 5/15/2023	370,562
2,000,000	3.625%, 2/15/2044	2,023,124

	Total	56,601,329

Utilities (3.1%)
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	298,086
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	449,869
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	333,729
	Dayton Power and Light Company
300,000	1.875%, 9/15/2016[d]	304,291
	El Paso Pipeline Partners Operating Company, LLC
325,000	4.700%, 11/1/2042	289,622

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

Bond Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (102.9%)	Value
Utilities (3.1%) - continued
	FirstEnergy Corporation
$27,000	7.375%, 11/15/2031	$31,014
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	238,234
	MidAmerican Energy Holdings Company
155,000	1.100%, 5/15/2017[d]	153,685
185,000	5.750%, 4/1/2018	210,579
	National Rural Utilities Cooperative Finance Corporation
27,000	8.000%, 3/1/2032	38,092
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	346,760
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	302,237
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	323,207
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	318,452
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	311,263
	Sempra Energy
325,000	2.300%, 4/1/2017	332,308
	Southern California Gas Company
325,000	3.750%, 9/15/2042	300,031

	Total	4,581,459

	Total Long-Term Fixed Income (cost $153,079,016)	152,863,549

Shares or Principal Amount	Short-Term Investments (26.8%)[h]	Value
	Thrivent Cash Management Trust
39,849,225	0.050%	39,849,225

	Total Short-Term Investments (at amortized cost)	39,849,225

	Total Investments (cost $192,928,241) 129.7%	$192,712,774

	Other Assets and Liabilities, Net (29.7%)	(44,108,814)

	Total Net Assets 100.0%	$148,603,960

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of March 31, 2014.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	$788,725
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	876,553

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $13,455,843 or 9.1% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	Security is fair valued.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,221,675
Gross unrealized depreciation	(3,437,142)

Net unrealized appreciation (depreciation)	$(215,467)

Cost for federal income tax purposes	$192,928,241

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

Bond Index Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,539,683	–	3,539,683	–
Basic Materials	1,229,460	–	1,229,460	–
Capital Goods	935,187	–	935,187	–
Commercial Mortgage-Backed Securities	4,093,605	–	4,093,605	–
Communications Services	2,192,778	–	2,192,778	–
Consumer Cyclical	3,961,898	–	3,961,898	–
Consumer Non-Cyclical	4,205,063	–	4,205,063	–
Energy	1,827,487	–	1,827,487	–
Financials	14,685,519	–	14,091,364	594,155
Foreign Government	6,341,790	–	6,341,790	–
Mortgage-Backed Securities	45,422,596	–	45,422,596	–
Technology	1,676,813	–	1,676,813	–
Transportation	1,568,882	–	1,568,882	–
U.S. Government and Agencies	56,601,329	–	56,601,329	–
Utilities	4,581,459	–	4,581,459	–
Short-Term Investments	39,849,225	39,849,225	–	–

Total	$192,712,774	$39,849,225	$152,269,394	$594,155

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 -March 31, 2014
Cash Management Trust- Short Term Investment	$45,080,757	$9,824,835	$15,056,367	39,849,225	$39,849,225	$5,141
Total Value and Income Earned	45,080,757				39,849,225	5,141

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (5.2%)[a]	Value
Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$1,061,968	4.250%, 6/30/2019	$1,069,625
	Ineos Group Holdings, Ltd., Term Loan
1,229,462	3.750%, 5/4/2018	1,221,335

	Total	2,290,960

Capital Goods (0.2%)
	Berry Plastics Group, Inc., Term Loan
955,350	3.500%, 2/8/2020	950,573
	Rexnord, LLC, Term Loan
686,550	4.000%, 8/21/2020	686,543
	Silver II Borrower, Term Loan
670,309	4.000%, 12/13/2019	668,425

	Total	2,305,541

Communications Services (1.6%)
	Cincinnati Bell, Inc., Term Loan
343,275	4.000%, 9/10/2020	343,062
	Clear Channel Communications, Inc., Term Loan
12,551	3.803%, 1/29/2016	12,395
995,670	6.903%, 1/30/2019	974,412
231,780	7.653%, 7/30/2019	231,411
	Fairpoint Communications, Term Loan
272,932	7.500%, 2/14/2019[b,c]	281,268
	Grande Communications Networks, LLC, Term Loan
957,763	4.500%, 5/29/2020	955,972
	Hargray Communications Group, Inc., Term Loan
1,230,700	4.750%, 6/26/2019	1,243,007
	Integra Telecom Holdings, Inc., Term Loan
1,203,470	5.250%, 2/22/2019	1,208,633
	Level 3 Communications, Inc., Term Loan
275,000	4.000%, 8/1/2019	275,619
410,000	4.000%, 1/15/2020	410,513
	LTS Buyer, LLC, Term Loan
684,825	4.000%, 4/13/2020	680,120
	NTelos, Inc., Term Loan
684,786	5.750%, 11/9/2019	678,506
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,557,701	4.669%, 7/31/2018	1,560,303
	TNS, Inc., Term Loan
1,154,246	5.000%, 2/14/2020	1,159,059
	Univision Communications, Inc., Term Loan
1,203,493	4.000%, 3/1/2020	1,204,829
	Virgin Media Investment Holdings, Ltd., Term Loan
1,215,000	3.500%, 6/8/2020	1,211,756
	Visant Corporation, Term Loan
480,000	5.250%, 12/22/2016	475,699
	WideOpenWest Finance, LLC, Term Loan
1,203,470	4.750%, 4/1/2019	1,203,843
	WMG Acquisition Corporation, Term Loan
960,175	3.750%, 7/1/2020	954,654

Principal Amount	Bank Loans (5.2%)[a]	Value
Communications Services (1.6%) - continued
	Yankee Cable Acquisition, LLC, Term Loan
$1,188,061	4.500%, 3/1/2020	$1,196,080
	Zayo Group, LLC, Term Loan
1,200,989	4.000%, 7/2/2019	1,201,290

	Total	17,462,431

Consumer Cyclical (1.1%)
	Bally Technologies, Inc., Term Loan
358,200	4.250%, 11/25/2020	359,543
	Booz Allen Hamilton, Inc., Term Loan
406,902	3.750%, 7/31/2019	407,414
	Burlington Coat Factory Warehouse Corporation, Term Loan
662,717	4.250%, 2/23/2017	665,202
	Cenveo Corporation, Term Loan
268,702	6.250%, 2/13/2017	272,061
	Ceridian Corporation, Term Loan
1,331,885	4.404%, 5/9/2017	1,336,547
	Chrysler Group, LLC, Term Loan
955,371	3.500%, 5/24/2017	954,779
	J.C. Penney Corporation, Inc., Term Loan
1,230,700	6.000%, 5/22/2018	1,223,525
	MGM Resorts International, Term Loan
1,033,650	3.500%, 12/20/2019	1,030,745
	NEP/NCP Holdco, Inc., Term Loan
955,350	3.738%, 1/22/2020	957,337
	ROC Finance, LLC, Term Loan
960,175	5.000%, 6/20/2019	937,371
	Scientific Games International, Inc., Term Loan
1,236,900	4.250%, 10/18/2020	1,236,900
	Seminole Hard Rock Entertainment, Inc., Term Loan
481,362	3.500%, 5/14/2020	480,361
	Seminole Indian Tribe of Florida, Term Loan
897,450	3.000%, 4/29/2020	894,085
	Toys R Us, Inc., Term Loan
684,563	5.250%, 5/25/2018	569,899

	Total	11,325,769

Consumer Non-Cyclical (0.7%)
	Albertsons, Inc., Term Loan
1,226,437	4.750%, 3/21/2019	1,233,587
	Biomet, Inc., Term Loan
1,364,687	3.662%, 7/25/2017	1,365,602
	Del Monte Corporation, Term Loan
150,317	3.500%, 3/9/2020	149,849
	JBS USA, LLC, Term Loan
606,525	3.750%, 5/25/2018	605,008
	McGraw-Hill Global Education, LLC, Term Loan
814,297	5.750%, 3/22/2019	819,386
	Roundy’s Supermarkets, Inc., Term Loan
535,049	5.750%, 3/3/2021	535,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (5.2%)[a]	Value
Consumer Non-Cyclical (0.7%) - continued
	Supervalu, Inc., Term Loan
$1,890,840	4.500%, 3/21/2019	$1,892,409
	Van Wagner Communications, LLC, Term Loan
1,019,475	6.272%, 8/3/2018	1,029,986

	Total	7,631,101

Energy (0.2%)
	Arch Coal, Inc., Term Loan
684,781	6.250%, 5/16/2018	674,318
	Offshore Group Investment, Ltd., Term Loan
480,150	5.750%, 3/28/2019	484,654
	Pacific Drilling SA, Term Loan
1,205,888	4.500%, 6/3/2018	1,209,806

	Total	2,368,778

Financials (0.3%)
	Harland Clarke Holdings Corporation, Term Loan
1,216,750	7.000%, 5/22/2018	1,232,568
	Intelsat Jackson Holdings SA, Term Loan
1,019,310	3.750%, 6/30/2019	1,020,901
	WaveDivision Holdings, LLC, Term Loan
952,938	4.000%, 10/12/2019	952,632

	Total	3,206,101

Technology (0.4%)
	BMC Software, Inc., Term Loan
1,371,562	5.000%, 9/10/2020	1,373,030
	First Data Corporation Extended, Term Loan
1,240,000	4.155%, 3/23/2018	1,242,071
	Freescale Semiconductor, Inc., Term Loan
1,204,137	4.250%, 2/28/2020	1,208,267
	SunGard Data Systems, Inc., Term Loan
418,412	4.000%, 3/8/2020	419,458

	Total	4,242,826

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,364,688	3.750%, 6/27/2019	1,368,345

	Total	1,368,345

Utilities (0.4%)
	ADS Waste Holdings, Inc., Term Loan
1,225,865	3.750%, 10/9/2019	1,222,628
	Calpine Corporation, Term Loan
952,723	4.000%, 4/1/2018	954,838
239,400	4.000%, 10/31/2020	239,924
	Intergen NV, Term Loan
1,205,887	5.500%, 6/15/2020	1,216,439

	Total	3,633,829

	Total Bank Loans (cost $55,803,546)	55,835,681

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Asset-Backed Securities (17.2%)
	Avis Budget Rental Car Funding AESOP, LLC
$9,000,000	2.370%, 11/20/2014[d]	$9,068,679
	BA Credit Card Trust
4,800,000	0.530%, 6/15/2021[e]	4,807,056
	Chase Issuance Trust
6,500,000	1.150%, 1/15/2019	6,499,935
	Citibank Credit Card Issuance Trust
5,225,000	0.025%, 2/22/2019	5,198,514
	Citibank Omni Master Trust
6,000,000	4.900%, 11/15/2018[d]	6,165,204
	Countrywide Home Loans, Inc.
1,276,033	6.085%, 6/25/2021[f]	1,470,722
	Credit Based Asset Servicing and Securitization, LLC
1,683,480	3.839%, 12/25/2036	1,116,149
	Edlinc Student Loan Funding Trust
2,975,440	3.226%, 10/1/2025[e,g]	2,975,440
	Education Loan Asset-Backed Trust I
2,624,579	0.604%, 6/25/2022[d,e]	2,628,222
	Enterprise Fleet Financing, LLC
1,305,025	0.720%, 4/20/2018[d]	1,305,543
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[g,h]	2
	Fosse Master Issuer plc
4,369,738	1.637%, 10/18/2054[d,e]	4,383,285
	GE Dealer Floorplan Master Note Trust
6,000,000	0.597%, 10/20/2017[e]	6,014,622
6,500,000	0.557%, 4/20/2018[e]	6,517,518
	GMAC Mortgage Corporation Loan Trust
1,019,321	0.334%, 8/25/2035[e,f]	831,984
1,369,046	5.750%, 10/25/2036[f]	1,292,144
2,433,071	0.334%, 12/25/2036[e,f]	2,087,193
	Golden Credit Card Trust
7,200,000	0.405%, 2/15/2018[d,e]	7,202,736
1,000,000	0.585%, 9/15/2018[d,e]	1,003,227
	Great America Leasing Receivables
3,000,000	0.780%, 6/15/2016[d]	3,005,343
	Master Credit Card Trust
10,000,000	0.780%, 4/21/2017[d]	10,014,280
	Montana Higher Education Student Assistance Corporation
324,157	0.757%, 9/20/2022[e]	324,277
	Mortgage Equity Conversion Asset Trust
4,975,837	0.630%, 1/25/2042[e,g]	3,980,669
4,963,034	0.610%, 2/25/2042[e,g]	3,970,427
	Nationstar Agency Advance Funding Trust
4,200,000	0.997%, 2/15/2045[d]	4,190,298
	Nissan Master Owner Trust Receivables
9,000,000	0.455%, 2/15/2018[e]	9,008,550
	Northstar Education Finance, Inc.
4,168,182	0.854%, 12/26/2031[d,e]	4,169,628
	Penarth Master Issuer plc
5,500,000	0.547%, 11/18/2017[d,e]	5,509,031

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

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Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Asset-Backed Securities (17.2%) - continued
	Renaissance Home Equity Loan Trust
$3,581,283	5.608%, 5/25/2036	$2,518,906
1,228,028	5.285%, 1/25/2037	665,399
	Santander Drive Auto Receivables Trust
6,000,000	0.700%, 9/15/2017	6,009,726
	SLM Student Loan Trust
4,226,770	0.309%, 4/27/2020[e]	4,222,810
2,254,891	1.255%, 12/15/2021[d,e]	2,264,923
4,469,817	0.309%, 4/25/2022[e]	4,463,711
2,578,407	0.755%, 8/15/2022[d,e]	2,583,502
619,686	0.319%, 4/25/2023[e]	619,604
3,923,977	0.905%, 10/16/2023[d,e]	3,931,319
2,292,498	0.554%, 3/25/2025[e]	2,295,598
7,028,733	0.674%, 3/25/2026[e]	7,047,141
2,700,000	1.205%, 5/17/2027[d,e]	2,713,659
	Vericrest Opportunity Loan Transferee
4,400,000	3.250%, 11/25/2053[d]	4,405,494
3,281,547	3.625%, 11/25/2053[d]	3,289,048
	Volvo Financial Equipment, LLC
5,000,000	0.740%, 3/15/2017[d]	5,009,205
	Wachovia Asset Securitization, Inc.
1,095,691	0.294%, 7/25/2037[e,f,g]	932,760
	Wachovia Student Loan Trust
1,275,555	0.349%, 7/27/2020[e]	1,274,848
	World Financial Network Credit Card Master Trust
3,000,000	0.535%, 12/15/2019[e]	3,000,417
4,000,000	0.910%, 3/16/2020	3,987,396
	World Omni Auto Receivables Trust
4,000,000	1.330%, 1/15/2018	4,044,784
	World Omni Master Owner Trust
5,400,000	0.505%, 2/15/2018[d,e]	5,407,182

	Total	185,428,110

Basic Materials (0.8%)
	Dow Chemical Company
2,000,000	2.500%, 2/15/2016	2,059,842
	Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375%, 3/15/2018	997,130
	Glencore Funding, LLC
1,400,000	1.599%, 1/15/2019[d,e]	1,395,514
	Kinross Gold Corporation
1,100,000	5.950%, 3/15/2024[d]	1,102,010
	Mosaic Company
500,000	4.250%, 11/15/2023	512,918
	Xstrata Finance Canada, Ltd.
2,825,000	2.700%, 10/25/2017[d]	2,859,183

	Total	8,926,597

Capital Goods (1.1%)
	Eaton Corporation
2,000,000	1.500%, 11/2/2017	1,990,372
	John Deere Capital Corporation
3,000,000	0.339%, 10/8/2014[e]	3,001,776
	Precision Castparts Corporation
2,025,000	1.250%, 1/15/2018	1,990,891
	Roper Industries, Inc.
2,250,000	1.850%, 11/15/2017	2,259,500

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Capital Goods (1.1%) - continued
	Textron, Inc.
$2,700,000	6.200%, 3/15/2015	$2,834,249

	Total	12,076,788

Collateralized Mortgage Obligations (4.8%)
	American Home Mortgage Assets Trust
2,897,604	1.049%, 11/25/2046[e]	1,566,445
	BCAP, LLC Trust
1,833,608	0.334%, 3/25/2037[e]	1,474,564
	Bear Stearns Adjustable Rate Mortgage Trust
1,329,186	2.410%, 10/25/2035[e]	1,304,309
	Countrywide Alternative Loan Trust
772,102	5.500%, 11/25/2035	785,319
820,500	5.500%, 2/25/2036	752,214
1,462,288	6.000%, 1/25/2037	1,293,323
	Countrywide Home Loans, Inc.
1,903,700	2.467%, 3/20/2036	1,550,803
1,745,704	2.550%, 9/20/2036	1,262,437
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
3,392,938	0.899%, 4/25/2047[e]	2,925,653
	GSR Mortgage Loan Trust
1,836,687	0.344%, 8/25/2046[e]	1,779,685
	HarborView Mortgage Loan Trust
2,081,337	2.245%, 6/19/2034	2,095,005
	HomeBanc Mortgage Trust
1,721,470	2.583%, 4/25/2037	1,226,432
	Impac CMB Trust
1,979,096	0.674%, 4/25/2035[e]	1,831,095
607,830	0.794%, 8/25/2035[e]	532,468
	J.P. Morgan Alternative Loan Trust
2,865,617	2.494%, 3/25/2036	2,255,507
	J.P. Morgan Mortgage Trust
453,092	2.657%, 10/25/2036	380,881
	Master Asset Securitization Trust
1,662,203	0.654%, 6/25/2036[e]	1,038,679
	Residential Accredit Loans, Inc.
1,486,725	3.560%, 9/25/2035	1,236,028
	Sequoia Mortgage Trust
3,551,920	1.070%, 9/20/2034[e]	3,408,809
	Structured Adjustable Rate Mortgage Loan Trust
39,955	5.500%, 12/25/2034	38,933
	U.S. Residential Opportunity Fund Trust
2,750,000	3.466%, 3/25/2034[d]	2,759,432
	Vericrest Opportunity Loan Transferee
3,476,898	3.625%, 11/25/2053[g]	3,483,799
	Wachovia Mortgage Loan Trust, LLC
1,590,263	2.790%, 5/20/2036	1,370,775
	WaMu Mortgage Pass Through Certificates
968,534	0.444%, 10/25/2045[e]	890,275
2,951,198	1.009%, 10/25/2046[e]	2,393,823
2,880,770	0.949%, 12/25/2046[e]	2,389,922
3,074,457	0.869%, 1/25/2047[e]	2,502,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

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Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Collateralized Mortgage Obligations (4.8%) - continued
	Washington Mutual Alternative Mortgage Pass Through Certificates
$2,316,351	1.049%, 9/25/2046[e]	$1,429,437
3,871,654	0.879%, 2/25/2047[e]	2,606,490
	Wells Fargo Mortgage Backed Securities Trust
1,111,456	2.613%, 3/25/2036	1,100,423
1,535,851	2.615%, 3/25/2036	1,546,710

	Total	51,212,090

Commercial Mortgage-Backed Securities (5.8%)
	Bear Stearns Commercial Mortgage Securities, Inc.
240,669	5.664%, 6/11/2040	240,315
1,948,979	5.331%, 2/11/2044	2,114,428
	Citigroup Commercial Mortgage Trust
1,250,000	5.694%, 12/10/2049	1,392,461
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,283,233
	Commercial Mortgage Pass- Through Certificates
5,000,000	1.204%, 6/8/2030[d,e]	5,003,185
1,500,000	5.306%, 12/10/2046	1,625,958
	Credit Suisse First Boston Mortgage Securities Corporation
4,416,403	4.691%, 4/15/2037	4,466,030
	Credit Suisse Mortgage Capital Certificates
3,715,236	5.467%, 9/15/2039	4,027,261
	Government National Mortgage Association
903,361	2.870%, 3/16/2051	912,177
2,399,972	2.164%, 3/16/2033	2,411,768
1,090,842	3.214%, 1/16/2040	1,105,499
	Greenwich Capital Commercial Funding Corporation
5,500,000	5.224%, 4/10/2037	5,765,199
	GS Mortgage Securities Corporation II
4,800,000	1.004%, 11/8/2029[d,e]	4,813,776
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
4,500,000	1.105%, 12/15/2028[d,e]	4,500,077
6,500,000	5.429%, 12/12/2043	7,024,920
	Morgan Stanley Capital, Inc.
2,638,052	5.577%, 4/12/2049	2,696,725
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,183,500
	SCG Trust
3,150,000	1.555%, 11/15/2026[d,e]	3,155,216
	Wachovia Bank Commercial Mortgage Trust
2,087,212	5.765%, 7/15/2045	2,244,748

	Total	61,966,476

Communications Services (2.4%)
	America Movil SAB de CV
3,000,000	1.234%, 9/12/2016[e]	3,033,444

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Communications Services (2.4%) - continued
	AT&T, Inc.
$2,000,000	1.400%, 12/1/2017	$1,978,858
2,070,000	1.144%, 11/27/2018[e]	2,100,179
	British Telecommunications plc
1,500,000	1.625%, 6/28/2016	1,519,669
770,000	1.250%, 2/14/2017	767,766
722,000	2.350%, 2/14/2019	718,648
	Crown Castle Towers, LLC
2,500,000	3.214%, 8/15/2015[d]	2,544,960
1,650,000	4.174%, 8/15/2017[d]	1,745,740
	DIRECTV Holdings, LLC
1,125,000	1.750%, 1/15/2018	1,107,450
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[d]	2,208,517
	SBA Tower Trust
2,750,000	4.254%, 4/15/2015[d]	2,842,425
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[d]	1,366,610
	Verizon Communications, Inc.
1,650,000	1.763%, 9/15/2016[e]	1,697,327
2,580,000	1.003%, 6/17/2019[e]	2,602,304

	Total	26,233,897

Consumer Cyclical (1.9%)
	Amazon.com, Inc.
2,125,000	1.200%, 11/29/2017	2,103,979
	Ford Motor Credit Company, LLC
2,000,000	4.207%, 4/15/2016	2,119,606
2,050,000	3.984%, 6/15/2016	2,172,137
1,000,000	3.000%, 6/12/2017	1,038,659
	Home Depot, Inc.
2,000,000	2.250%, 9/10/2018	2,022,290
	Hyundai Capital America
2,750,000	1.875%, 8/9/2016[d]	2,781,075
1,250,000	1.450%, 2/6/2017[d]	1,243,464
	MasterCard, Inc.
1,750,000	2.000%, 4/1/2019	1,742,442
	Viacom, Inc.
1,250,000	2.500%, 9/1/2018	1,264,012
	Volkswagen International Finance NV
4,000,000	1.625%, 3/22/2015[d]	4,045,452

	Total	20,533,116

Consumer Non-Cyclical (3.8%)
	AbbVie, Inc.
1,500,000	1.200%, 11/6/2015	1,512,801
1,250,000	1.750%, 11/6/2017	1,253,950
	Allergan, Inc.
1,250,000	1.350%, 3/15/2018	1,222,480
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	469,201
	Anheuser-Busch InBev Worldwide, Inc.
3,150,000	1.375%, 7/15/2017	3,154,637
	Cargill, Inc.
2,146,000	4.307%, 5/14/2021[d]	2,292,576
	Celgene Corporation
2,500,000	1.900%, 8/15/2017	2,522,100
	ConAgra Foods, Inc.
1,400,000	1.300%, 1/25/2016	1,409,275
	Dr Pepper Snapple Group, Inc.
500,000	2.000%, 1/15/2020	475,123

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

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Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Consumer Non-Cyclical (3.8%) - continued
	Edwards Lifesciences Corporation
$1,500,000	2.875%, 10/15/2018	$1,510,384
	Express Scripts Holding Company
3,000,000	2.650%, 2/15/2017	3,102,510
	Gilead Sciences, Inc.
1,500,000	2.050%, 4/1/2019	1,486,475
	Heineken NV
2,650,000	1.400%, 10/1/2017[d]	2,638,422
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,525,969
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[d]	2,498,790
	Kroger Company
1,830,000	0.804%, 10/17/2016[e]	1,832,328
	McKesson Corporation
1,400,000	1.292%, 3/10/2017	1,396,510
	Mondelez International, Inc.
1,858,000	0.757%, 2/1/2019[e]	1,845,732
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[d]	2,570,772
	Sanofi
1,500,000	1.250%, 4/10/2018	1,467,489
	Thermo Fisher Scientific, Inc.
1,700,000	1.300%, 2/1/2017	1,689,715
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,599,797

	Total	40,477,036

Energy (1.7%)
	Cameron International Corporation
3,000,000	1.166%, 6/2/2014[e]	3,004,179
	Canadian Natural Resources, Ltd.
1,840,000	0.609%, 3/30/2016[e]	1,839,098
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	2,989,824
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,646,027
	International Petroleum Investment Company, Ltd.
2,000,000	3.125%, 11/15/2015[d]	2,067,000
	Petrobras Global Finance BV
2,220,000	3.113%, 3/17/2020[e]	2,217,780
	Petroleos Mexicanos
1,500,000	2.257%, 7/18/2018[e]	1,563,750
1,000,000	3.500%, 7/18/2018	1,037,500
125,000	3.125%, 1/23/2019[d,i]	128,000
	Weatherford International, Ltd.
1,500,000	6.000%, 3/15/2018	1,689,561

	Total	18,182,719

Financials (23.5%)
	Achmea Hypotheekbank NV
805,000	3.200%, 11/3/2014[d]	818,685
	American Express Credit Corporation
2,580,000	0.785%, 3/18/2019[e]	2,586,259
	American International Group, Inc.
2,000,000	5.050%, 10/1/2015	2,125,400
	American Tower Trust I
1,650,000	1.551%, 3/15/2018[d]	1,611,700
	Australia and New Zealand Banking Group, Ltd.
5,000,000	2.400%, 11/23/2016[d]	5,164,750

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (23.5%) - continued
	Aviation Capital Group Corporation
$1,350,000	3.875%, 9/27/2016[d]	$1,398,447
	Bank Nederlandse Gemeenten NV
1,000,000	1.375%, 3/19/2018[d,i]	990,290
	Bank of America Corporation
1,500,000	1.500%, 10/9/2015	1,513,298
2,000,000	5.625%, 10/14/2016	2,209,882
2,000,000	1.304%, 3/22/2018[e]	2,021,962
2,200,000	1.103%, 4/1/2019[e]	2,197,866
	Bank of Montreal
6,000,000	2.625%, 1/25/2016[d]	6,221,520
1,500,000	0.842%, 4/9/2018[e]	1,505,349
	Bank of New York Mellon Corporation
2,500,000	1.086%, 11/24/2014[e]	2,513,708
675,000	4.500%, 12/31/2049[j]	614,250
	Bank of Nova Scotia
3,000,000	2.150%, 8/3/2016[d]	3,095,010
	Barclays Bank plc
5,000,000	2.500%, 9/21/2015[d]	5,132,570
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[d]	2,000,000
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,885,437
	Berkshire Hathaway Finance Corporation
3,000,000	2.450%, 12/15/2015	3,095,265
400,000	0.390%, 1/10/2017[e]	400,221
	BNZ International Funding, Ltd.
3,100,000	2.350%, 3/4/2019[d]	3,078,356
	Caisse Centrale Desjardins du Quebec
4,000,000	2.550%, 3/24/2016[d]	4,147,880
	Canadian Imperial Bank of Commerce
5,000,000	0.900%, 9/19/2014[d]	5,014,250
	Capital One Financial Corporation
3,000,000	1.389%, 7/15/2014[e]	3,008,259
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[d]	4,068,244
	Chesapeake Funding, LLC
2,540,477	0.606%, 5/7/2024[d,e]	2,544,313
	Citigroup, Inc.
2,225,000	0.775%, 3/10/2017[e]	2,219,871
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,367,599
	CoBank ACB
1,965,000	0.833%, 6/15/2022[e,g]	1,807,800
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[d]	3,503,535
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3,000,000	3.200%, 3/11/2015[d]	3,080,412
800,000	4.625%, 12/1/2023	823,244
	Credit Suisse AG Guernsey
2,000,000	2.600%, 5/27/2016[d]	2,076,138
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[d]	1,646,250
990,000	7.500%, 12/11/2049[d,j]	1,075,388
	DnB Boligkreditt AS
4,900,000	1.450%, 3/21/2018[d]	4,811,800
	General Electric Capital Corporation
4,500,000	1.233%, 3/15/2023[e]	4,484,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

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Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (23.5%) - continued
	Goldman Sachs Group, Inc.
$3,550,000	2.375%, 1/22/2018	$3,573,586
1,915,000	1.336%, 11/15/2018[e]	1,932,218
	GTP Acquisition Partners I, LLC
2,000,000	4.347%, 6/15/2016[d]	2,118,974
	ING Bank NV
5,000,000	2.500%, 1/14/2016[d]	5,147,000
	ING Capital Funding Trust III
1,000,000	3.834%, 12/29/2049[e,j]	997,500
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015	1,211,375
	J.P. Morgan Chase & Company
4,000,000	1.139%, 1/25/2018[e]	4,045,132
1,450,000	7.900%, 4/29/2049[j]	1,638,500
375,000	6.000%, 12/29/2049[j]	369,375
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	1,984,156
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	731,110
	Landwirtschaftliche Rentenbank
4,500,000	0.433%, 3/15/2016[d,e]	4,513,788
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[d]	342,766
	Macquarie Bank, Ltd.
2,275,000	5.000%, 2/22/2017[d]	2,482,243
	Manufacturers and Traders Trust Company
1,850,000	0.611%, 1/30/2017[e]	1,851,830
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[d]	3,572,104
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[d]	3,436,332
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[d]	828,642
	Morgan Stanley
975,000	4.100%, 5/22/2023	965,116
1,750,000	5.000%, 11/24/2025	1,800,610
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,219,660
	National Australia Bank, Ltd.
3,350,000	2.000%, 6/20/2017[d]	3,409,831
	National Bank of Canada
2,750,000	2.200%, 10/19/2016[d]	2,835,343
	NCUA Guaranteed Notes
2,333,558	0.506%, 12/7/2020[e]	2,338,096
	Nederlandse Waterschapsbank NV
2,250,000	0.750%, 3/29/2016[d]	2,256,395
	Network Rail Infrastructure Finance plc
6,000,000	0.875%, 5/15/2018[d]	5,835,348
	New York Life Global Funding
6,000,000	3.000%, 5/4/2015[d]	6,154,974
	Norddeutsche Landesbank Girozentrale
2,000,000	0.875%, 10/16/2015[d]	2,007,880
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[d]	2,625,525
	North American Development Bank
2,200,000	2.300%, 10/10/2018	2,174,084

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Financials (23.5%) - continued
	Principal Life Global Funding II
$2,250,000	1.000%, 12/11/2015[d]	$2,252,248
	Private Export Funding Corporation
5,000,000	2.125%, 7/15/2016	5,172,360
	Prudential Covered Trust
3,040,000	2.997%, 9/30/2015[d]	3,120,517
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,483,512
	Royal Bank of Canada
4,000,000	1.200%, 9/19/2017	3,972,008
	Royal Bank of Scotland Group plc
2,550,000	1.173%, 3/31/2017[e]	2,552,996
1,000,000	6.125%, 12/15/2022	1,047,277
	Skandinaviska Enskilda Banken AB
2,100,000	1.750%, 3/19/2018[d]	2,074,821
2,500,000	1.375%, 5/29/2018[d]	2,450,475
	SLM Corporation
700,000	4.625%, 9/25/2017	735,875
	SpareBank 1 Boligkreditt AS
3,000,000	1.250%, 5/2/2018[d]	2,920,020
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[d]	1,944,960
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[d]	1,170,171
	Sumitomo Mitsui Financial Group, Inc.
1,800,000	4.436%, 4/2/2024[c,d]	1,801,672
	Suncorp-Metway, Ltd.
2,570,000	0.933%, 3/28/2017[d,e]	2,569,982
	Svensk Exportkredit AB
3,500,000	0.537%, 1/23/2017[e]	3,520,650
1,500,000	1.125%, 4/5/2018	1,469,655
	Svenska Handelsbanken AB
2,750,000	0.684%, 3/21/2016[e]	2,761,039
	Swedbank AB
1,750,000	1.750%, 3/12/2018[d]	1,732,500
	Toronto-Dominion Bank
3,000,000	2.200%, 7/29/2015[d]	3,070,230
3,100,000	0.695%, 9/9/2016[e]	3,114,390
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,116,116
	UBS AG/London
5,000,000	1.875%, 1/23/2015[d]	5,058,950
	Union Bank NA
1,900,000	1.500%, 9/26/2016	1,926,522
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053	497,000
1,500,000	2.900%, 2/15/2018	1,536,926
	Wachovia Corporation
1,000,000	0.503%, 6/15/2017[e]	994,086
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
3,350,000	5.750%, 9/2/2015[d]	3,572,812
	Wells Fargo & Company
4,500,000	2.625%, 12/15/2016	4,689,369
925,000	3.450%, 2/13/2023	897,792
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[d]	2,463,425

	Total	252,949,937

Foreign Government (5.7%)
	Bahama Government International Bond
275,000	5.750%, 1/16/2024[d]	276,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

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Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Foreign Government (5.7%) - continued
	Canada Government International Bond
$8,500,000	0.875%, 2/14/2017	$8,495,410
	Eksportfinans ASA
2,450,000	2.375%, 5/25/2016	2,425,500
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,133,680
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,082,509
	Inter-American Development Bank
3,750,000	0.197%, 2/11/2016[e]	3,746,059
	International Finance Corporation
3,090,000	0.500%, 5/16/2016	3,081,549
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	3,990,480
	Kommunalbanken AS
6,000,000	2.750%, 5/5/2015[d]	6,159,780
	Kommuninvest I Sverige AB
3,500,000	1.000%, 10/24/2017[d]	3,458,665
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,390,625
325,000	3.500%, 1/21/2021	329,063
	Philippines Government International Bond
325,000	4.200%, 1/21/2024	335,562
	Poland Government International Bond
125,000	4.000%, 1/22/2024	125,656
	Province of British Columbia
6,500,000	2.100%, 5/18/2016	6,705,205
	Province of Manitoba
5,100,000	1.300%, 4/3/2017	5,133,206
	Province of Ontario
3,500,000	0.287%, 8/13/2015[e]	3,498,320
2,000,000	1.000%, 7/22/2016	2,010,420
	Slovenia Government International Bond
730,000	4.125%, 2/18/2019[d,i]	754,820

	Total	61,133,022

Mortgage-Backed Securities (6.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
10,875,000	3.000%, 4/1/2029[c]	11,160,469
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,005,450	6.500%, 9/1/2037	1,122,586
9,875,000	4.000%, 4/1/2044[c]	10,244,155
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,137,583	2.250%, 6/25/2025	5,242,570
18,850,000	3.500%, 4/1/2029[c]	19,763,047
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,482,260	5.807%, 9/1/2037[e]	1,596,105
777,741	5.510%, 10/1/2037[e]	836,028
5,147,543	2.078%, 1/1/2043[e]	5,279,658
9,176,069	2.059%, 3/1/2043[e]	9,400,021

Principal Amount	Long-Term Fixed Income (92.3%)	Value
Mortgage-Backed Securities (6.8%) - continued
$8,057,971	1.752%, 7/1/2043[e]	$8,100,978

	Total	72,745,617

Technology (1.5%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,099,566
	Amphenol Corporation
1,409,000	2.550%, 1/30/2019	1,403,801
	Cisco Systems, Inc.
2,250,000	0.736%, 3/1/2019[e]	2,259,769
	Hewlett-Packard Company
1,858,000	1.182%, 1/14/2019[e]	1,862,322
	Micron Semiconductor Asia Pte, Ltd.
1,375,000	1.258%, 1/15/2019	1,366,666
	Oracle Corporation
2,750,000	2.375%, 1/15/2019	2,782,761
	Xerox Corporation
3,000,000	1.056%, 5/16/2014[e]	3,000,000
	Xilinx, Inc.
1,750,000	2.125%, 3/15/2019	1,729,143

	Total	16,504,028

Transportation (1.7%)
	American Airlines Pass Through Trust
1,510,387	5.600%, 7/15/2020[d]	1,555,699
1,455,601	4.950%, 1/15/2023[d]	1,561,132
	British Airways plc
1,499,821	4.625%, 6/20/2024[d]	1,571,063
	Canadian National Railway Company
2,105,000	0.437%, 11/6/2015[e]	2,105,013
	Continental Airlines, Inc.
3,170,020	4.150%, 4/11/2024	3,233,420
	CSX Corporation
2,500,000	6.250%, 4/1/2015	2,638,287
	Delta Air Lines, Inc.
883,433	4.750%, 5/7/2020	955,256
	Kansas City Southern de Mexico SA de CV
1,640,000	0.935%, 10/28/2016[e]	1,648,346
	TTX Company
800,000	4.125%, 10/1/2023[d]	812,617
	Virgin Australia Holdings, Ltd.
1,850,000	5.000%, 10/23/2023[d]	1,932,094

	Total	18,012,927

U.S. Government and Agencies (12.5%)
	Federal Agricultural Mortgage Corporation
3,500,000	2.000%, 7/27/2016	3,607,705
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019	480,974
4,000,000	1.250%, 10/2/2019[i]	3,831,232
	Federal National Mortgage Association
5,000,000	0.875%, 5/21/2018	4,864,720
8,000,000	1.875%, 2/19/2019	8,025,312
	U.S. Treasury Bonds
2,200,000	3.000%, 5/15/2042	1,983,436
	U.S. Treasury Notes
61,200,000	0.875%, 1/31/2018	60,205,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

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Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (92.3%)	Value
U.S. Government and Agencies (12.5%) - continued
$200,000	1.000%, 5/31/2018	$196,344
4,250,000	2.375%, 6/30/2018	4,409,375
22,395,000	1.375%, 1/31/2020	21,604,188
8,000,000	3.625%, 2/15/2044	8,092,496
	U.S. Treasury Notes, TIPS
1,542,993	0.125%, 4/15/2018	1,578,436
908,811	1.125%, 1/15/2021	964,760
8,473,626	0.125%, 1/15/2022	8,301,518
6,915,629	0.125%, 1/15/2023	6,691,417

	Total	134,837,413

Utilities (1.1%)
	Dayton Power and Light Company
1,200,000	1.875%, 9/15/2016[d]	1,217,162
	Electricite de France
1,500,000	5.250%, 12/29/2049[d,j]	1,502,250
	MidAmerican Energy Holdings Company
1,063,000	1.100%, 5/15/2017[d]	1,053,984
1,267,000	5.750%, 4/1/2018	1,442,180
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,086,750
	Northeast Utilities
1,250,000	1.450%, 5/1/2018	1,213,071
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,490,237
	Sempra Energy
2,425,000	2.300%, 4/1/2017	2,479,529

	Total	11,485,163

	Total Long-Term Fixed Income (cost $997,393,406)	992,704,936

Shares	Preferred Stock (0.6%)	Value
Financials (0.4%)
20,000	Allstate Corporation, 5.100%	498,000
8,125	Farm Credit Bank of Texas, 6.750%[d,j]	829,258
23,000	Goldman Sachs Group, Inc., 5.500%[j]	548,320
66,000	HSBC Holdings plc, 8.000%[j]	1,780,020

	Total	3,655,598

Utilities (0.2%)
24,375	Southern California Edison Company, 5.070%[j]	2,474,825

	Total	2,474,825

	Total Preferred Stock (cost $5,956,719)	6,130,423

Contracts	Options Purchased (<0.1%)	Value
	10-Yr. U.S. Treasury Bond Futures Put Option
400	$122.50, expires 4/22/2014	$112,500

	Total Options Purchased (cost $163,700)	112,500

Shares	Collateral Held for Securities Loaned (0.5%)	Value
5,762,845	Thrivent Cash Management Trust	$5,762,845

	Total Collateral Held for Securities Loaned (cost $5,762,845)	5,762,845

Shares or Principal Amount	Short-Term Investments (5.9%)[k]	Value
	Federal Home Loan Bank Discount Notes
1,300,000	0.100%, 4/23/2014[l]	1,299,921
200,000	0.120%, 5/28/2014[l]	199,962
	Thrivent Cash Management Trust
60,745,646	0.050%	60,745,646
	U.S. Treasury Bills
1,000,000	0.070%, 4/24/2014[m]	999,955

	Total Short-Term Investments (at amortized cost)	63,245,484

	Total Investments (cost $1,128,325,700) 104.5%	$1,123,791,869

	Other Assets and Liabilities, Net (4.5%)	(48,140,194)

	Total Net Assets 100.0%	$1,075,651,675

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $312,746,507 or 29.1% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
f	All or a portion of the security is insured or guaranteed.
g

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of March 31, 2014.

Security	Acquisition Date	Cost
CoBank ACB, 6/15/2022	10/18/2013	$1,824,529
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	3,000,952
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	214,738
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	4,975,837
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	4,963,034
Vericrest Opportunity Loan Transferee, 11/25/2053	12/18/2013	3,463,123
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	1,095,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

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Schedule of Investments as of March 31, 2014

(unaudited)

h	Defaulted security. Interest is not being accrued.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At March 31, 2014, $1,499,883 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At March 31, 2014, $899,960 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

    Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$14,642,968
Gross unrealized depreciation	(19,176,799)

Net unrealized appreciation (depreciation)	$(4,533,831)

Cost for federal income tax purposes	$1,128,325,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

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Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,290,960	–	2,290,960	–
Capital Goods	2,305,541	–	2,305,541	–
Communications Services	17,462,431	–	17,462,431	–
Consumer Cyclical	11,325,769	–	11,325,769	–
Consumer Non-Cyclical	7,631,101	–	7,631,101	–
Energy	2,368,778	–	2,368,778	–
Financials	3,206,101	–	3,206,101	–
Technology	4,242,826	–	4,242,826	–
Transportation	1,368,345	–	1,368,345	–
Utilities	3,633,829	–	3,633,829	–
Long-Term Fixed Income
Asset-Backed Securities	185,428,110	–	170,311,276	15,116,834
Basic Materials	8,926,597	–	8,926,597	–
Capital Goods	12,076,788	–	12,076,788	–
Collateralized Mortgage Obligations	51,212,090	–	51,212,090	–
Commercial Mortgage-Backed Securities	61,966,476	–	61,966,476	–
Communications Services	26,233,897	–	26,233,897	–
Consumer Cyclical	20,533,116	–	20,533,116	–
Consumer Non-Cyclical	40,477,036	–	40,477,036	–
Energy	18,182,719	–	18,182,719	–
Financials	252,949,937	–	251,142,137	1,807,800
Foreign Government	61,133,022	–	61,133,022	–
Mortgage-Backed Securities	72,745,617	–	72,745,617	–
Technology	16,504,028	–	16,504,028	–
Transportation	18,012,927	–	18,012,927	–
U.S. Government and Agencies	134,837,413	–	134,837,413	–
Utilities	11,485,163	–	11,485,163	–
Preferred Stock
Financials	3,655,598	2,826,340	829,258	–
Utilities	2,474,825	–	2,474,825	–
Options Purchased	112,500	112,500	–	–
Collateral Held for Securities Loaned	5,762,845	5,762,845	–	–
Short-Term Investments	63,245,484	60,745,646	2,499,838	–

Total	$1,123,791,869	$69,447,331	$1,037,419,904	$16,924,634

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,058,252	1,058,252	–	–

Total Asset Derivatives	$1,058,252	$1,058,252	$–	$–

Liability Derivatives
Credit Default Swaps	381,385	–	381,385	–

Total Liability Derivatives	$381,385	$–	$381,385	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(965)	June 2014	($115,518,114)	($114,789,771)	$728,343
10-Yr. U.S. Treasury Bond Futures	(345)	June 2014	(42,932,580)	(42,607,500)	325,080
30-Yr. U.S. Treasury Bond Futures	5	June 2014	661,265	666,094	4,829
Total Futures Contracts					$1,058,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 21, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2018	$22,000,000	($381,385)	($381,385)
Total Credit Default Swaps				($381,385)	($381,385)

1

As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust-Collateral Investment	$4,107,820	$8,477,068	$6,822,043	5,762,845	$5,762,845	$1,630
Cash Management Trust-Short Term Investment	59,226,574	77,173,653	75,654,581	60,745,646	60,745,646	7,351
Total Value and Income Earned	63,334,394				66,508,491	8,981

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

Money Market Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Asset Backed Commercial Paper (15.8%)[a]	Value
	Chariot Funding, LLC
$725,000	0.230%, 6/16/2014[b,c]	$724,648
	Dealers Capital Access Trust, LLC
1,460,000	0.270%, 4/3/2014[b]	1,459,978
1,350,000	0.200%, 4/17/2014[b]	1,349,880
	Golden Funding Corporation
1,000,000	0.120%, 4/3/2014[b]	999,993
1,350,000	0.150%, 4/25/2014[b]	1,349,865
	Kells Funding, LLC
1,400,000	0.239%, 10/8/2014[b,c,d]	1,400,000
1,470,000	0.233%, 11/17/2014[b,c,d]	1,469,995
	Liberty Street Funding, LLC
1,320,000	0.180%, 5/12/2014[b]	1,319,729
	Nieuw Amsterdam Receivables
1,365,000	0.140%, 5/8/2014[b]	1,364,804
1,365,000	0.140%, 5/13/2014[b]	1,364,777
	Old Line Funding, LLC
1,365,000	0.180%, 6/16/2014[b]	1,364,481
1,350,000	0.230%, 9/18/2014[b]	1,348,534
	Sydney Capital Corporation
1,385,000	0.200%, 4/24/2014[b,c]	1,384,823
1,365,000	0.200%, 6/12/2014[b]	1,364,454
	Thunder Bay Funding, LLC
1,450,000	0.230%, 6/17/2014[b,c]	1,449,287
1,365,000	0.180%, 6/19/2014[b]	1,364,461

	Total	21,079,709

Principal Amount	Certificate of Deposit (11.5%)[a]	Value
	Bank of Montreal Chicago
1,370,000	0.417%, 7/24/2014[d]	1,370,679
	Bank of Nova Scotia/Houston
1,500,000	0.260%, 10/24/2014[d]	1,500,000
	Chase Bank USA NA
1,350,000	0.250%, 4/25/2014	1,350,108
	JP Morgan Chase Company
730,000	0.370%, 7/30/2014	730,049
	Rabobank Nederland
1,360,000	0.271%, 4/29/2014[d]	1,360,015
1,140,000	0.280%, 7/10/2014[d]	1,140,000
1,380,000	0.286%, 12/1/2014[d]	1,380,000
	Skandinaviska Enskilda Banken AB
1,380,000	0.283%, 9/16/2014[d]	1,380,000
	Svenska Handelsbanken
1,120,000	0.180%, 5/23/2014	1,120,064
	Toronto Dominion Bank of New York
1,355,000	0.300%, 9/19/2014	1,355,641
1,440,000	0.217%, 11/18/2014[d]	1,440,000
	Wells Fargo Bank NA
1,400,000	0.217%, 4/17/2014[d]	1,400,000

	Total	15,526,556

Principal Amount	Financial Company Commercial Paper (8.6%)[a]	Value
	AllianceBernstein, LP
2,700,000	0.200%, 4/1/2014	2,700,000
	KfW
1,330,000	0.100%, 5/30/2014	1,329,782
	Skandinaviska Enskilda Banken AB
1,420,000	0.275%, 4/1/2014[c]	1,420,000

Principal Amount	Financial Company Commercial Paper (8.6%)[a]	Value
	US Bank NA
$6,000,000	0.100%, 4/1/2014	$6,000,000

	Total	11,449,782

Principal Amount	Government Agency Debt (19.3%)[a]	Value
	Federal Agricultural Mortgage Corporation
1,500,000	0.340%, 7/1/2015[d]	1,503,034
	Federal Home Loan Bank
1,385,000	0.683%, 4/8/2014[d]	1,385,120
1,410,000	0.210%, 6/4/2014[d]	1,410,175
1,360,000	0.129%, 2/23/2015[d]	1,360,000
	Overseas Private Investment Corporation
1,120,688	0.120%, 4/2/2014[d]	1,120,688
1,390,000	0.120%, 4/7/2014[d]	1,390,000
2,300,000	0.120%, 4/7/2014[d]	2,300,000
1,420,000	0.120%, 4/7/2014	1,420,000
1,410,000	0.120%, 4/7/2014[d]	1,410,000
1,308,420	0.294%, 4/15/2014	1,769,725
3,000,000	0.400%, 5/2/2014	3,010,979
2,270,000	0.400%, 5/2/2014	2,278,307
1,000,000	0.176%, 9/7/2014	1,002,963
2,920,000	0.300%, 12/9/2014	2,922,709
1,470,000	0.300%, 12/10/2014	1,471,353

	Total	25,755,053

Shares	Investment Company (7.7%)	Value
	BlackRock Cash Funds
6,533,000	0.070%	6,533,000
	Dreyfus Institutional Cash Advantage Fund
670,000	0.050%	670,000
	DWS Money Market Series
3,150,037	0.050%	3,150,037

	Total	10,353,037

Principal Amount	Other Commercial Paper (17.0%)[a]	Value
	Baker Hughes, Inc.
1,500,000	0.080%, 4/3/2014	1,499,993
	Caisse des Depots et Consignations
1,360,000	0.120%, 4/10/2014	1,359,959
1,360,000	0.170%, 6/6/2014	1,359,576
	Coca-Cola Company
1,340,000	0.110%, 5/21/2014	1,339,795
1,340,000	0.180%, 9/17/2014	1,338,868
	John Deere Cash Management SA
1,340,000	0.090%, 5/2/2014	1,339,896
	McDonald’s Corporation
1,330,000	0.100%, 6/25/2014	1,329,686
	Nestle Finance International, Ltd.
1,360,000	0.110%, 4/11/2014	1,359,958
	Novartis Finance Corporation
3,750,000	0.050%, 4/1/2014	3,750,000
	Praxair, Inc.
1,400,000	0.090%, 4/14/2014	1,399,955
	Proctor & Gamble Company
1,360,000	0.095%, 4/22/2014	1,359,925
1,360,000	0.100%, 6/18/2014	1,359,705

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

Money Market Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Other Commercial Paper (17.0%)[a]	Value
	Reckitt Benckiser Treasury Services plc
$1,420,000	0.350%, 9/12/2014[c]	$1,417,736
	Schlumberger Investment SA
1,330,000	0.130%, 6/25/2014	1,329,592
	Total Capital SA
1,340,000	0.100%, 6/19/2014	1,339,706

	Total	22,884,350

Principal Amount	Other Note (15.3%)[a]	Value
	Bank of Montreal
1,400,000	0.706%, 4/29/2014[d]	1,400,585
1,218,000	1.750%, 4/29/2014	1,219,335
	Bank of New York Mellon Corporation
800,000	4.300%, 5/15/2014	803,958
1,875,000	0.505%, 7/28/2014[d]	1,876,697
1,150,000	1.086%, 11/24/2014[d]	1,156,220
	BHP Billiton Finance USA, Ltd.
1,460,000	5.500%, 4/1/2014	1,460,000
	General Electric Capital Corporation
1,400,000	0.870%, 4/7/2014[b,d]	1,400,151
	John Deere Capital Corporation
1,150,000	0.339%, 10/8/2014[d]	1,150,521
	Nederlandse Waterschapsbank NV
1,480,000	0.289%, 10/27/2014[c,d]	1,480,270
	Royal Bank of Canada
1,400,000	0.346%, 7/3/2014[d]	1,400,000
700,000	0.290%, 4/7/2015[c,d]	700,000
	SSIF Nevada, LP
1,400,000	0.942%, 4/14/2014[c,d]	1,400,326
	Target Corporation
708,000	0.407%, 7/18/2014[d]	708,485
	Wal-Mart Stores, Inc.
1,460,000	1.625%, 4/15/2014	1,460,818
	Wells Fargo Bank NA
1,370,000	0.283%, 4/15/2015[d]	1,370,000
	Westpac Banking Corporation
1,380,000	0.216%, 9/19/2014[c,d]	1,379,942

	Total	20,367,308

Principal Amount	Treasury Debt (3.7%)[a]	Value
	U.S. Treasury Bills
1,370,000	0.101%, 4/24/2014	1,369,913
	U.S. Treasury Notes
1,547,405	1.250%, 4/15/2014	1,550,743

Principal Amount	Treasury Debt (3.7%)[a]	Value
$2,000,000	0.250%, 4/30/2014	$2,000,135

	Total	4,920,791

Principal Amount	Variable Rate Demand Note (1.4%)[a]	Value
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
1,940,000	0.070%, 4/7/2014[d]	1,940,000

	Total	1,940,000

	Total Investments (at amortized cost) 100.3%	$134,276,586

	Other Assets and Liabilities, Net (0.3)%	(415,807)

	Total Net Assets 100.0%	$133,860,779

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $14,227,027 or 10.6% of total net assets.

Cost for federal income tax purposes	$134,276,586

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

Money Market Portfolio

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	21,079,709	–	21,079,709	–
Certificate of Deposit	15,526,556	–	15,526,556	–
Financial Company Commercial Paper	11,449,782	–	11,449,782	–
Government Agency Debt	25,755,053	–	25,755,053	–
Investment Company	10,353,037	10,353,037	–	–
Other Commercial Paper	22,884,350	–	22,884,350	–
Other Note	20,367,308	–	20,367,308	–
Treasury Debt	4,920,791	–	4,920,791	–
Variable Rate Demand Note	1,940,000	–	1,940,000	–

Total	$134,276,586	$10,353,037	$123,923,549	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

Notes to Schedule of Investments

As of March 31, 2014

(unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Portfolio are valued on the basis of amortized cost, whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser, which has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international equity securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Portfolios, except Thrivent Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

235

Notes to Schedule of Investments

As of March 31, 2014

(unaudited)

A derivative may incur a mark to market loss if the value if the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an IDSA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the

236

Notes to Schedule of Investments

As of March 31, 2014

(unaudited)

counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements.

Swap Agreements – Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

237

Notes to Schedule of Investments

As of March 31, 2014

(unaudited)

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost- efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The amounts presented in the tables below are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral pledged. The actual amounts of collateral may be greater than amounts presented in the tables.

Unfunded Bridge Loan Commitment – The following Portfolio entered into a loan commitment with Crimson Bermuda Co. Ltd. on February 12, 2014. Maturity of the commitment will be the close date of May 16, 2014. The Portfolio will receive a fee of 0.38%.

Portfolio	Unfunded Commitment
High Yield	$5,400,000

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Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 27, 2014	THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 27, 2014	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: May 27, 2014	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer